UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD		20814
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company/ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2015

Item 1. Schedule of Investments.

The Trust’s Schedules of Investments as of the close of the reporting period prepared pursuant to Rules 12-12 — 12-14 of Regulation S-X are as follows:

Morningstar Alternatives Solution ETF

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Shares		Value
	Investment Companies — 99.9%
	Mutual Funds — 99.9%

15,642	ProShares 30 Year TIPS/TSY Spread*±	$484,511
66,454	ProShares DJ Brookfield Global Infrastructure ETF*±	2,884,104
11,629	ProShares Global Listed Private Equity ETF*±	483,301
86,320	ProShares Hedge Replication ETF*±	3,722,550
216,674	ProShares Managed Futures Strategy ETF*±	4,630,323
74,978	ProShares Merger ETF*±	2,753,192
97,855	ProShares RAFI Long/Short*±	3,997,377
	Total Investment Companies
	(Cost $18,973,169)	18,955,358

Principal Amount
	Repurchase Agreements (a) — 0.3%
$57,163	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $57,163	57,163
	Total Repurchase Agreements (Cost $57,163)	57,163

	Total Investment Securities
	(Cost $19,030,332) — 100.2%	19,012,521
	Liabilities in excess of other assets — (0.2%)	(28,811)
	Net Assets — 100.0%	$18,983,710

*                           Non-income producing security.

±                           Affiliated company as defined under the Investment Company Act of 1940.

(a)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$143,803
Aggregate gross unrealized depreciation	(169,463)
Net unrealized depreciation	$(25,660)
Federal income tax cost of investments	$19,038,181

Investment in a company which was affiliated for the period ending February 28, 2015, was as follows:

Security	Value October 8, 2014	Purchases at Cost	Sales at Cost	Value February 28, 2015	Dividend Income	Realized Gain/(Loss)
ProShares 30 Year TIPS/TSY Spread	$—	$767,739	$252,988	$484,511	$—	$(3,871)
ProShares DJ Brookfield Global Infrastructure ETF	—	4,584,904	1,718,648	2,884,104	33,223	38,104
ProShares Global Listed Private Equity ETF	—	2,704,142	2,193,011	483,301	37,165	(51,630)
ProShares Hedge Replication ETF	—	5,970,937	2,389,028	3,722,550	—	44,831
ProShares Managed Futures Strategy ETF	—	6,899,571	2,492,209	4,630,323	—	200,860
ProShares Merger ETF	—	4,220,106	1,470,817	2,753,192	11,629	11,020
ProShares RAFI Long/Short	—	6,892,496	2,763,184	3,997,377	19,742	(24,063)
	$—	$32,039,895	$13,279,885	$18,955,358	$101,759	$215,251

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent semiannual report to shareholders. Shareholder reports are available at www.ProShares.com for the series of the Trust and for series of the ProShares Trust II.

See accompanying notes to schedules of portfolio investments.

DJ Brookfield Global Infrastructure ETF

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Shares		Value
	Common Stocks — 81.8%
	Consumer Discretionary — 2.9%

5,371	Eutelsat Communications S.A.	$183,528
14,912	SES S.A. (FDR)	513,968
		697,496
	Energy — 19.8%

3,361	Cheniere Energy, Inc.*	270,997
928	Enbridge Energy Management LLC	34,592
18,076	Enbridge, Inc.	840,539
693	EnLink Midstream LLC	23,118
6,534	Inter Pipeline Ltd.	173,529
1,695	Keyera Corp.	113,529
27,411	Kinder Morgan, Inc.	1,124,125
1,342	Koninklijke Vopak N.V.	70,583
3,160	ONEOK, Inc.	139,862
7,342	Pembina Pipeline Corp.	234,808
648	SemGroup Corp., Class A	50,097
10,193	Spectra Energy Corp.	361,749
448	Targa Resources Corp.	44,612
15,483	TransCanada Corp.	678,597
5,584	Veresen, Inc.	69,504
10,318	Williams Cos., Inc. (The)	505,995
		4,736,236
	Financials — 6.8%

9,348	American Tower Corp. (REIT)	926,761
8,163	Crown Castle International Corp. (REIT)	704,548
		1,631,309
	Industrials — 13.8%

13,466	Abertis Infraestructuras S.A.	262,956
1,138	Aeroports de Paris	138,682
14,093	Atlantia SpA	371,244
31,761	Auckland International Airport Ltd.	104,505
52,843	Beijing Capital International Airport Co. Ltd., Class H	49,806
10,366	Beijing Enterprises Holdings Ltd.	76,985
62,147	China Merchants Holdings International Co. Ltd.	236,383
4,976	Empresas ICA SAB de CV (ADR)*	17,764
14,435	Ferrovial S.A.	305,947
133	Flughafen Zuerich AG	95,214
1,287	Fraport AG Frankfurt Airport Services Worldwide	77,714
19,173	Groupe Eurotunnel SE	262,187
1,193	Grupo Aeroportuario del Pacifico SAB de CV (ADR)	80,766
705	Grupo Aeroportuario del Sureste SAB de CV (ADR)*	96,888
793	Hamburger Hafen und Logistik AG	17,597
188,281	Hutchison Port Holdings Trust, Class U	130,855
2,533	Japan Airport Terminal Co. Ltd.	124,083
42,601	Jiangsu Expressway Co. Ltd., Class H	52,566
13,248	Macquarie Atlas Roads Group	33,955
1,356	Obrascon Huarte Lain S.A.	32,541
2,270	Societa Iniziative Autostradali e Servizi SpA	24,132
37,483	Sydney Airport	151,132
63,110	Transurban Group	451,225
2,123	Westshore Terminals Investment Corp.	55,075
49,980	Zhejiang Expressway Co. Ltd., Class H	61,478
		3,311,680
	Telecommunication Services — 1.7%

3,286	SBA Communications Corp., Class A*	409,797

	Utilities — 36.8%

1,815	AGL Resources, Inc.	89,135
1,016	American States Water Co.	40,772
4,703	American Water Works Co., Inc.	254,338
23,617	APA Group	169,595
4,651	Aqua America, Inc.	122,972
1,525	Atmos Energy Corp.	80,886
57,615	AusNet Services	65,955
157,007	Beijing Enterprises Water Group Ltd.*	97,575
1,255	California Water Service Group	31,915
11,282	CenterPoint Energy, Inc.	234,553
45,588	China Gas Holdings Ltd.	70,888
16,603	China Resources Gas Group Ltd.	41,059
11,914	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	70,293
7,188	Consolidated Edison, Inc.	453,850
42,218	DUET Group	83,792
1,157	Elia System Operator S.A./N.V.	52,353
4,335	Enagas S.A.	133,017
15,297	ENN Energy Holdings Ltd.	81,161
7,994	Eversource Energy	413,689
9,537	Fortis, Inc.	301,955
129,423	Hong Kong & China Gas Co. Ltd.	292,027
4,084	ITC Holdings Corp.	158,173
656	Laclede Group, Inc. (The)	33,955
127,868	National Grid PLC	1,750,228
641	New Jersey Resources Corp.	40,114
4,791	NiSource, Inc.	205,582
394	Northwest Natural Gas Co.	18,617
1,206	NorthWestern Corp.	65,353
790	ONE Gas, Inc.	32,872
13,627	Pennon Group PLC	178,929
5,589	Pepco Holdings, Inc.	151,685
11,275	PG&E Corp.	605,806
1,190	Piedmont Natural Gas Co., Inc.	44,387
3,773	Red Electrica Corp. S.A.	321,476
3,512	Sempra Energy	379,998
8,308	Severn Trent PLC	260,502
41,620	Snam SpA	210,612
707	Southwest Gas Corp.	40,483
46,656	Spark Infrastructure Group	78,018
48,828	Terna Rete Elettrica Nazionale SpA	220,203
10,354	Toho Gas Co. Ltd.	58,251
46,405	Tokyo Gas Co. Ltd.	282,484
16,724	Towngas China Co. Ltd.	15,224
1,484	UIL Holdings Corp.	75,016
23,771	United Utilities Group PLC	347,171
789	WGL Holdings, Inc.	42,093
		8,799,012
	Total Common Stocks
	(Cost $19,977,083)	19,585,530

	Investment Companies — 0.6%
	Financials — 0.6%

20,277	3i Infrastructure PLC	49,430

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Investment Companies (continued)
43,475	HICL Infrastructure Co. Ltd.	$104,571
		154,001

	Total Investment Companies
	(Cost $149,898)	154,001

	Master Limited Partnerships — 16.0%
	Energy — 15.4%

1,111	Atlas Pipeline Partners LP	29,586
1,773	Boardwalk Pipeline Partners LP	29,077
1,915	Buckeye Partners LP	148,872
616	Cheniere Energy Partners LP	18,880
1,643	Crestwood Equity Partners LP	10,417
2,314	Crestwood Midstream Partners LP	34,664
1,326	DCP Midstream Partners LP	52,775
3,051	Enbridge Energy Partners LP	119,569
6,239	Energy Transfer Equity LP	398,485
4,905	Energy Transfer Partners LP	291,749
1,123	EnLink Midstream Partners LP	30,164
19,846	Enterprise Products Partners LP	661,672
593	EQT Midstream Partners LP	49,349
1,133	Genesis Energy LP	52,118
519	Holly Energy Partners LP	17,257
3,450	Magellan Midstream Partners LP	283,590
2,440	MarkWest Energy Partners LP	158,478
286	MPLX LP	23,509
982	NuStar Energy LP	61,905
495	NuStar GP Holdings LLC	18,058
2,344	ONEOK Partners LP	97,956
226	Phillips 66 Partners LP	16,089
5,606	Plains All American Pipeline LP	279,683
2,867	Plains GP Holdings LP, Class A	82,111
4,603	Regency Energy Partners LP	112,267
736	Spectra Energy Partners LP	39,258
414	Summit Midstream Partners LP	14,933
2,171	Sunoco Logistics Partners LP	96,002
1,566	Targa Resources Partners LP	68,622
691	TC PipeLines LP	45,592
750	Tesoro Logistics LP	43,065
172	TransMontaigne Partners LP	6,121
258	Valero Energy Partners LP	13,749
366	Western Gas Equity Partners LP	22,890
1,096	Western Gas Partners LP	76,260
3,699	Williams Partners LP	189,174
		3,693,946
	Utilities — 0.6%

3,051	Brookfield Infrastructure Partners LP	138,668

	Total Master Limited Partnerships
	(Cost $4,180,824)	3,832,614

Principal Amount
	Repurchase Agreements (a) — 1.1%
$257,418	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $257,418	257,418
	Total Repurchase Agreements (Cost $257,418)	257,418

	Total Investment Securities
	(Cost $24,565,223) — 99.5%	23,829,563
	Other assets less liabilities — 0.5%	110,040
	Net Assets — 100.0%	$23,939,603

*                           Non-income producing security.

(a)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR	American Depositary Receipt
FDR	Finnish Depositary Receipt
REIT	Real Estate Investment Trust

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$761,977
Aggregate gross unrealized depreciation	(1,517,633)
Net unrealized depreciation	$(755,656)
Federal income tax cost of investments	$24,585,219

See accompanying notes to schedules of portfolio investments.

DJ Brookfield Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of February 28, 2015:

United States	49.8%
United Kingdom	10.6%
Canada	10.3%
Spain	4.4%
Australia	4.2%
Hong Kong	3.5%
Italy	3.5%
France	2.5%
Luxembourg	2.1%
Japan	1.9%
China	1.0%
Mexico	0.8%
Bermuda	0.6%
Singapore	0.6%
Germany	0.4%
Guernsey	0.4%
New Zealand	0.4%
Switzerland	0.4%
Brazil	0.3%
Netherlands	0.3%
Belgium	0.2%
Jersey	0.2%
Other (1)	1.6%
100.0%

(1)                   Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Global Listed Private Equity ETF

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Shares		Value
	Common Stocks — 96.6%
	Financials — 96.6%

205,529	3i Group PLC	$1,566,222
9,296	Altamir	115,158
73,617	American Capital Ltd.*	1,074,808
72,952	Apollo Investment Corp.	568,296
83,965	Ares Capital Corp.	1,452,595
21,749	BlackRock Kelso Capital Corp.	190,956
79,861	Brait SE*	535,441
3,158	Deutsche Beteiligungs AG	111,779
10,668	Electra Private Equity PLC*	520,281
8,962	Eurazeo S.A.	660,806
46,957	Fifth Street Finance Corp.	332,456
5,675	Gimv N.V.	266,091
14,119	Golub Capital BDC, Inc.	250,753
1,814	HBM Healthcare Investments AG, Class A*	199,790
18,575	Hercules Technology Growth Capital, Inc.	288,841
84,723	Intermediate Capital Group PLC	642,226
104,700	IP Group PLC*	400,870
12,924	Main Street Capital Corp.	399,998
5,359	MVC Capital, Inc.	53,429
15,293	New Mountain Finance Corp.	227,713
23,981	Onex Corp.	1,353,763
22,848	PennantPark Investment Corp.	217,285
70,807	Prospect Capital Corp.	611,064
55,340	Ratos AB, Class B	388,980
5,968	Safeguard Scientifics, Inc.*	109,871
12,402	Solar Capital Ltd.	249,528
9,641	Triangle Capital Corp.	228,202
7,694	Wendel S.A.	937,195
		13,954,397
	Total Common Stocks
	(Cost $13,621,573)	13,954,397

	Investment Company — 1.4%
	Financials — 1.4%

11,488	HgCapital Trust PLC	195,005

	Total Investment Company
	(Cost $196,180)	195,005

	Master Limited Partnership — 1.5%
	Financials — 1.5%

12,953	Compass Diversified Holdings	213,724

	Total Master Limited Partnership
	(Cost $232,953)	213,724

Principal Amount
	Repurchase Agreements (a) — 0.6%
$88,751	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $88,751	88,751
	Total Repurchase Agreements (Cost $88,751)	88,751

	Total Investment Securities
	(Cost $14,139,457) — 100.1%	14,451,877
	Liabilities in excess of other assets — (0.1%)	(11,314)
	Net Assets — 100.0%	$14,440,563

*                           Non-income producing security.

(a)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$766,418
Aggregate gross unrealized depreciation	(512,101)
Net unrealized appreciation	$254,317
Federal income tax cost of investments	$14,197,560

See accompanying notes to schedules of portfolio investments.

Global Listed Private Equity ETF invested, as a percentage of net assets, in the following countries as of February 28, 2015:

United States	44.8%
United Kingdom	23.0%
France	11.9%
Canada	9.4%
Malta	3.7%
Sweden	2.7%
Belgium	1.8%
Switzerland	1.4%
Germany	0.8%
Other (1)	0.5%
100.0%

(1)                   Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Large Cap Core Plus

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 94.9%
	Consumer Discretionary — 12.3%

4,146	Amazon.com, Inc.*	$1,576,143
27,087	AutoNation, Inc.*	1,665,851
48,692	Best Buy Co., Inc.	1,855,165
88,933	Cablevision Systems Corp., Class A	1,670,162
48,084	Carnival Corp.	2,115,215
1,499	Chipotle Mexican Grill, Inc.*	996,790
20,468	Coach, Inc.	891,381
40,926	Comcast Corp., Class A	2,430,186
2,676	DIRECTV*	237,094
51,183	Discovery Communications, Inc., Class A*	1,653,211
5,969	Dollar General Corp.*	433,469
23,156	Dollar Tree, Inc.*	1,845,070
17,450	Expedia, Inc.	1,601,038
113,422	Ford Motor Co.	1,853,316
18,128	Fossil Group, Inc.*	1,559,189
38,814	GameStop Corp., Class A	1,434,954
27,877	Gannett Co., Inc.	986,846
12,190	Gap, Inc. (The)	507,104
67,946	General Motors Co.	2,535,065
18,478	Genuine Parts Co.	1,775,366
30,861	H&R Block, Inc.	1,053,903
27,767	Harley-Davidson, Inc.	1,765,148
13,532	Harman International Industries, Inc.	1,867,281
14,975	Home Depot, Inc. (The)	1,718,381
89,936	Interpublic Group of Cos., Inc. (The)	2,005,573
3,264	Kohl’s Corp.	240,883
19,169	L Brands, Inc.	1,760,864
41,302	Leggett & Platt, Inc.	1,860,655
19,494	Macy’s, Inc.	1,242,158
4,387	McDonald’s Corp.	433,874
27,637	Michael Kors Holdings Ltd.*	1,863,010
111,139	News Corp., Class A*	1,919,926
26,761	Omnicom Group, Inc.	2,128,570
8,077	PetSmart, Inc.	669,664
2,032	Priceline Group, Inc. (The)*	2,514,559
8,400	Ralph Lauren Corp.	1,154,244
17,287	Ross Stores, Inc.	1,829,138
4,162	Royal Caribbean Cruises Ltd.	318,060
2,891	Scripps Networks Interactive, Inc., Class A	209,019
54,660	Staples, Inc.	916,375
15,898	Time Warner, Inc.	1,301,410
23,410	Tractor Supply Co.	2,062,889
89,855	Twenty-First Century Fox, Inc., Class A	3,144,925
3,112	Viacom, Inc., Class B	217,653
19,159	Walt Disney Co. (The)	1,994,069
9,824	Whirlpool Corp.	2,082,197
21,569	Wyndham Worldwide Corp.	1,973,132
7,868	Wynn Resorts Ltd.	1,121,190
		70,991,365
	Consumer Staples — 7.9%

13,697	Altria Group, Inc.	771,004
50,514	Archer-Daniels-Midland Co.	2,418,610
18,316	Clorox Co. (The)	1,989,850
50,444	Coca-Cola Co. (The)	2,184,225
32,198	Coca-Cola Enterprises, Inc.	1,487,548
32,230	ConAgra Foods, Inc.	1,127,405
4,331	Costco Wholesale Corp.	636,484
20,848	CVS Health Corp.	2,165,482
25,426	Dr. Pepper Snapple Group, Inc.	2,003,315
25,889	Estee Lauder Cos., Inc. (The), Class A	2,140,244
33,001	Hormel Foods Corp.	1,930,888
3,409	Kellogg Co.	219,812
5,907	Keurig Green Mountain, Inc.	753,615
19,415	Kimberly-Clark Corp.	2,129,049
34,506	Kroger Co. (The)	2,455,102
15,633	Lorillard, Inc.	1,069,610
24,994	McCormick & Co., Inc. (Non-Voting)	1,884,048
19,999	Molson Coors Brewing Co., Class B	1,517,724
5,689	Mondelez International, Inc., Class A	210,123
49,546	PepsiCo, Inc.	4,904,063
53,644	Philip Morris International, Inc.	4,450,306
43,094	Procter & Gamble Co. (The)	3,668,592
7,496	Sysco Corp.	292,269
48,319	Tyson Foods, Inc., Class A	1,996,058
18,620	Wal-Mart Stores, Inc.	1,562,777
		45,968,203
	Energy — 6.7%

51,437	Cabot Oil & Gas Corp.	1,491,673
18,846	Cameron International Corp.*	887,270
30,849	Chevron Corp.	3,290,971
40,748	ConocoPhillips	2,656,770
41,746	CONSOL Energy, Inc.	1,344,221
32,566	Devon Energy Corp.	2,005,740
36,172	Diamond Offshore Drilling, Inc.	1,100,714
62,120	Ensco PLC, Class A	1,520,077
15,501	EOG Resources, Inc.	1,390,750
78,489	Exxon Mobil Corp.	6,949,416
18,713	Halliburton Co.	803,536
58,584	Marathon Oil Corp.	1,632,150
36,642	Murphy Oil Corp.	1,864,711
145,677	Nabors Industries Ltd.	1,866,122
21,139	National Oilwell Varco, Inc.	1,148,905
8,713	Newfield Exploration Co.*	287,790
16,840	ONEOK, Inc.	745,338
3,141	Phillips 66	246,443
29,477	QEP Resources, Inc.	633,166
14,929	Schlumberger Ltd.	1,256,425
44,875	Southwestern Energy Co.*	1,125,465
10,218	Tesoro Corp.	938,421
53,370	Transocean Ltd.	860,858
42,089	Valero Energy Corp.	2,596,471
		38,643,403
	Financials — 18.9%

18,700	ACE Ltd.	2,131,987
37,248	Aflac, Inc.	2,318,688
32,378	Allstate Corp. (The)	2,285,887
3,928	American Express Co.	320,485
4,408	American International Group, Inc.	243,895
16,476	Ameriprise Financial, Inc.	2,201,688
17,503	Aon PLC	1,756,601
47,525	Apartment Investment & Management Co., Class A (REIT)	1,790,742
26,814	Assurant, Inc.	1,642,894
138,354	Bank of America Corp.	2,187,377
5,587	BB&T Corp.	212,585

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
30,531	Berkshire Hathaway, Inc., Class B*	$4,500,575
7,217	BlackRock, Inc.	2,680,538
54,141	CBRE Group, Inc., Class A*	1,854,871
35,043	Cincinnati Financial Corp.	1,848,869
37,960	Citigroup, Inc.	1,989,863
19,098	CME Group, Inc.	1,832,071
26,787	Crown Castle International Corp. (REIT)	2,311,986
42,304	E*TRADE Financial Corp.*	1,101,385
54,175	Fifth Third Bancorp	1,048,828
32,393	Franklin Resources, Inc.	1,743,715
211,335	Genworth Financial, Inc., Class A*	1,637,846
1,114	Goldman Sachs Group, Inc. (The)	211,426
49,747	HCP, Inc. (REIT)	2,107,283
29,140	Health Care REIT, Inc. (REIT)	2,246,985
89,285	Host Hotels & Resorts, Inc. (REIT)	1,874,985
9,774	Intercontinental Exchange, Inc.	2,300,409
23,256	Invesco Ltd.	936,519
56,682	JPMorgan Chase & Co.	3,473,473
126,905	KeyCorp	1,767,787
70,997	Kimco Realty Corp. (REIT)	1,865,801
70,048	Leucadia National Corp.	1,662,239
21,093	Lincoln National Corp.	1,215,800
47,147	Loews Corp.	1,933,498
9,754	M&T Bank Corp.	1,180,234
40,672	Marsh & McLennan Cos., Inc.	2,313,830
2,129	McGraw Hill Financial, Inc.	219,500
58,865	MetLife, Inc.	2,992,108
21,434	Moody’s Corp.	2,077,812
76,500	Morgan Stanley	2,737,935
35,987	NASDAQ OMX Group, Inc. (The)	1,805,108
65,818	Navient Corp.	1,408,505
117,005	People’s United Financial, Inc.	1,770,286
29,730	Plum Creek Timber Co., Inc. (REIT)	1,291,471
37,621	Principal Financial Group, Inc.	1,925,067
74,787	Progressive Corp. (The)	1,993,073
49,165	Prologis, Inc. (REIT)	2,099,837
31,405	Prudential Financial, Inc.	2,539,094
11,564	Public Storage (REIT)	2,280,652
164,677	Regions Financial Corp.	1,582,546
52,937	SunTrust Banks, Inc.	2,170,417
24,759	T. Rowe Price Group, Inc.	2,045,093
18,739	Torchmark Corp.	997,852
22,813	Travelers Cos., Inc. (The)	2,451,029
4,721	U.S. Bancorp/MN	210,604
54,053	Unum Group	1,814,019
27,937	Ventas, Inc. (REIT)	2,080,468
79,572	Wells Fargo & Co.	4,359,750
59,627	Weyerhaeuser Co. (REIT)	2,093,504
		109,679,375
	Health Care — 10.8%

12,942	Abbott Laboratories	613,063
26,375	AbbVie, Inc.	1,595,687
753	Actavis PLC*	219,394
12,646	Alexion Pharmaceuticals, Inc.*	2,280,959
5,941	Allergan, Inc.	1,382,708
21,580	AmerisourceBergen Corp.	2,217,561
22,670	Amgen, Inc.	3,575,512
3,327	Anthem, Inc.	487,239
33,367	Baxter International, Inc.	2,307,328
15,180	Becton, Dickinson and Co.	2,227,210
6,186	Biogen Idec, Inc.*	2,533,724
28,392	Bristol-Myers Squibb Co.	1,729,641
11,251	C.R. Bard, Inc.	1,902,994
26,880	Cardinal Health, Inc.	2,365,171
14,533	CareFusion Corp.*	873,143
11,260	Celgene Corp.*	1,368,428
10,147	DaVita HealthCare Partners, Inc.*	756,966
35,619	DENTSPLY International, Inc.	1,888,163
12,044	Edwards Lifesciences Corp.*	1,602,093
50,536	Gilead Sciences, Inc.*	5,231,992
31,163	HCA Holdings, Inc.*	2,229,401
23,004	Hospira, Inc.*	2,013,770
55,759	Johnson & Johnson	5,715,855
7,755	McKesson Corp.	1,773,569
10,031	Medtronic PLC	778,305
40,491	Merck & Co., Inc.	2,370,343
4,204	Mylan, Inc.*	240,994
38,975	PerkinElmer, Inc.	1,831,825
118,236	Pfizer, Inc.	4,057,860
4,986	Quest Diagnostics, Inc.	349,718
595	Regeneron Pharmaceuticals, Inc.*	246,235
40,556	Tenet Healthcare Corp.*	1,877,743
4,274	Thermo Fisher Scientific, Inc.	555,620
6,478	UnitedHealth Group, Inc.	736,095
3,829	Universal Health Services, Inc., Class B	434,017
		62,370,326
	Industrials — 11.5%

4,558	3M Co.	768,707
39,127	AMETEK, Inc.	2,079,209
3,820	Boeing Co. (The)	576,247
24,449	C.H. Robinson Worldwide, Inc.	1,816,561
8,788	Caterpillar, Inc.	728,525
22,860	Cintas Corp.	1,908,353
40,973	CSX Corp.	1,405,784
6,531	Cummins, Inc.	928,904
42,437	Delta Air Lines, Inc.	1,889,295
21,516	Dover Corp.	1,550,228
12,480	Dun & Bradstreet Corp. (The)	1,653,350
14,989	Emerson Electric Co.	868,163
16,284	Equifax, Inc.	1,520,437
37,859	Fastenal Co.	1,573,041
20,670	Fluor Corp.	1,198,860
167,551	General Electric Co.	4,354,650
34,166	Honeywell International, Inc.	3,511,581
40,560	Jacobs Engineering Group, Inc.*	1,798,430
14,618	Lockheed Martin Corp.	2,924,331
72,194	Masco Corp.	1,890,761
20,644	Norfolk Southern Corp.	2,253,499
14,620	Northrop Grumman Corp.	2,422,680
21,195	PACCAR, Inc.	1,357,540
15,527	Parker-Hannifin Corp.	1,905,008
18,543	Pentair PLC	1,232,553
16,889	Pitney Bowes, Inc.	391,318
3,679	Raytheon Co.	400,165
46,227	Republic Services, Inc.	1,891,609
30,785	Robert Half International, Inc.	1,907,439
6,764	Rockwell Automation, Inc.	791,659
10,518	Roper Industries, Inc.	1,762,501
19,228	Ryder System, Inc.	1,807,240
13,030	Snap-on, Inc.	1,918,407
44,283	Southwest Airlines Co.	1,914,797
20,821	Stanley Black & Decker, Inc.	2,047,537
14,331	Stericycle, Inc.*	1,934,255

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
45,082	Textron, Inc.	$1,997,583
6,821	Union Pacific Corp.	820,293
2,192	United Parcel Service, Inc., Class B	222,992
20,866	United Rentals, Inc.*	1,941,790
6,092	United Technologies Corp.	742,676
6,124	Xylem, Inc.	218,627
		66,827,585
	Information Technology — 17.0%

14,850	Accenture PLC, Class A	1,336,946
10,252	Akamai Technologies, Inc.*	712,617
117,984	Apple, Inc.	15,156,224
45,385	Applied Materials, Inc.	1,136,894
4,299	Avago Technologies Ltd.	548,638
59,339	CA, Inc.	1,929,704
98,749	Cisco Systems, Inc.	2,914,083
25,109	Citrix Systems, Inc.*	1,598,816
42,155	Cognizant Technology Solutions Corp., Class A*	2,634,055
30,045	Computer Sciences Corp.	2,130,791
97,678	Corning, Inc.	2,383,343
31,784	Electronic Arts, Inc.*	1,817,409
11,748	F5 Networks, Inc.*	1,387,615
59,987	Facebook, Inc., Class A*	4,737,173
6,319	Google, Inc., Class A*	3,555,259
3,670	Google, Inc., Class C*	2,049,328
24,201	Harris Corp.	1,879,934
72,847	Hewlett-Packard Co.	2,537,989
72,567	Intel Corp.	2,412,853
10,487	International Business Machines Corp.	1,698,265
25,364	Intuit, Inc.	2,476,287
80,501	Juniper Networks, Inc.	1,924,779
18,718	KLA-Tencor Corp.	1,215,828
1	Knowles Corp.*	10
24,367	Lam Research Corp.	2,009,303
5,348	MasterCard, Inc., Class A	482,015
36,987	Microchip Technology, Inc.	1,896,324
51,893	Micron Technology, Inc.*	1,591,558
156,772	Microsoft Corp.	6,874,452
45,310	NetApp, Inc.	1,751,232
37,933	NVIDIA Corp.	836,802
41,725	Oracle Corp.	1,828,390
42,028	Paychex, Inc.	2,094,465
21,525	QUALCOMM, Inc.	1,560,778
11,361	Red Hat, Inc.*	785,272
26,819	Seagate Technology PLC	1,639,177
77,906	Symantec Corp.	1,960,115
4,306	TE Connectivity Ltd.	310,592
4,769	Teradata Corp.*	212,316
49,551	Total System Services, Inc.	1,892,848
29,899	VeriSign, Inc.*	1,914,134
4,886	Visa, Inc., Class A	1,325,621
6,433	Western Digital Corp.	688,202
96,666	Western Union Co. (The)	1,886,920
148,621	Xerox Corp.	2,028,677
27,669	Xilinx, Inc.	1,172,336
33,516	Yahoo!, Inc.*	1,484,088
		98,400,457
	Materials — 3.1%

15,795	Airgas, Inc.	1,851,490
34,801	Alcoa, Inc.	514,707
50,115	Allegheny Technologies, Inc.	1,686,871
33,516	Avery Dennison Corp.	1,794,782
23,364	Eastman Chemical Co.	1,739,683
50,235	Freeport-McMoRan, Inc.	1,086,583
39,382	International Paper Co.	2,221,539
25,171	LyondellBasell Industries N.V., Class A	2,162,440
7,267	Mosaic Co. (The)	387,040
42,161	Nucor Corp.	1,982,832
19,303	Praxair, Inc.	2,468,854
		17,896,821
	Telecommunication Services — 1.3%

71,177	AT&T, Inc.	2,459,877
37,481	Level 3 Communications, Inc.*	2,018,726
62,406	Verizon Communications, Inc.	3,085,977
		7,564,580
	Utilities — 5.4%

30,743	AES Corp. (The)	398,737
34,039	AGL Resources, Inc.	1,671,655
42,234	Ameren Corp.	1,791,144
38,219	American Electric Power Co., Inc.	2,200,650
87,486	CenterPoint Energy, Inc.	1,818,834
53,061	CMS Energy Corp.	1,864,033
31,393	Consolidated Edison, Inc.	1,982,154
23,239	DTE Energy Co.	1,906,295
32,415	Edison International	2,082,664
24,810	Entergy Corp.	1,972,643
68,815	Exelon Corp.	2,334,205
20,986	FirstEnergy Corp.	734,090
23,246	Integrys Energy Group, Inc.	1,737,174
65,879	Pepco Holdings, Inc.	1,787,956
6,494	PG&E Corp.	348,923
19,814	Pinnacle West Capital Corp.	1,269,681
30,561	SCANA Corp.	1,740,449
87,669	TECO Energy, Inc.	1,720,942
57,567	Xcel Energy, Inc.	2,030,964
		31,393,193
	Total Common Stocks
	(Cost $524,255,207)	549,735,308

Principal Amount
	Repurchase Agreements (a)(b) — 2.0%
$11,847,000	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $11,847,032	11,847,000
	Total Repurchase Agreements (Cost $11,847,000)	11,847,000

	Total Investment Securities
	(Cost $536,102,207) — 96.9%	561,582,308
	Other assets less liabilities — 3.1%	17,964,967
	Net Assets — 100.0%	$579,547,275

See accompanying notes to schedules of portfolio investments.

*                         Non-income producing security.

(a)                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $55,077,379.

(b)                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                     Real Estate Investment Trust

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,278,845
Aggregate gross unrealized depreciation	(14,470,164)
Net unrealized appreciation	$24,808,681
Federal income tax cost of investments	$536,773,627

Swap Agreements

Large Cap Core Plus had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$(1,689,299)	11/07/16	Deutsche Bank AG	0.27%	Credit Suisse 130/30 Large Cap Index (short portion)	$(68,149)
176,607,949	11/06/15	Deutsche Bank AG	0.24%	Credit Suisse 130/30 Large Cap Index (long portion)	10,821,690
(6,337,958)	01/06/16	Societe Generale	0.03%	Credit Suisse 130/30 Large Cap Index (short portion)	1,107,049
20,671,739	01/06/16	Societe Generale	0.37%	Credit Suisse 130/30 Large Cap Index (long portion)	1,032,959
(168,368,206)	11/07/16	UBS AG	(0.17)%	Credit Suisse 130/30 Large Cap Index (short portion)	(4,716,256)
8,916,959	01/06/16	UBS AG	0.52%	Credit Suisse 130/30 Large Cap Index (long portion)	8,455,884
$29,801,184					$16,633,177

(1)                       Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

S&P 500 Dividend Aristocrats ETF

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Shares		Value
	Common Stocks — 99.8%
	Consumer Discretionary — 11.8%

130,351	Genuine Parts Co.	$12,524,124
288,496	Leggett & Platt, Inc.	12,996,745
183,998	Lowe’s Cos., Inc.	13,632,412
143,217	McDonald’s Corp.	14,164,161
170,362	Target Corp.	13,088,912
180,325	VF Corp.	13,823,715
		80,230,069
	Consumer Staples — 24.7%

267,946	Archer-Daniels-Midland Co.	12,829,255
138,040	Brown-Forman Corp., Class B	12,656,888
118,327	Clorox Co. (The)	12,855,045
296,158	Coca-Cola Co. (The)	12,823,641
191,043	Colgate-Palmolive Co.	13,529,665
240,424	Hormel Foods Corp.	14,067,208
114,882	Kimberly-Clark Corp.	12,597,960
172,913	McCormick & Co., Inc. (Non-Voting)	13,034,182
130,178	PepsiCo, Inc.	12,885,018
142,391	Procter & Gamble Co. (The)	12,121,746
312,996	Sysco Corp.	12,203,714
169,686	Walgreens Boots Alliance, Inc.	14,097,513
144,918	Wal-Mart Stores, Inc.	12,162,968
		167,864,803
	Energy — 3.7%

120,042	Chevron Corp.	12,806,081
141,121	Exxon Mobil Corp.	12,494,853
		25,300,934
	Financials — 13.3%

218,398	Aflac, Inc.	13,595,276
123,701	Chubb Corp. (The)	12,425,766
246,427	Cincinnati Financial Corp.	13,001,489
240,605	Franklin Resources, Inc.	12,951,767
266,387	HCP, Inc. (REIT)	11,284,153
139,693	McGraw Hill Financial, Inc.	14,402,348
156,099	T. Rowe Price Group, Inc.	12,893,777
		90,554,576
	Health Care — 13.4%

292,444	Abbott Laboratories	13,853,072
205,456	AbbVie, Inc.	12,430,088
89,448	Becton, Dickinson and Co.	13,123,811
71,979	C.R. Bard, Inc.	12,174,528
153,666	Cardinal Health, Inc.	13,521,071
125,505	Johnson & Johnson	12,865,518
166,686	Medtronic PLC	12,933,167
		90,901,255
	Industrials — 15.5%

78,200	3M Co.	13,188,430
160,774	Cintas Corp.	13,421,413
183,868	Dover Corp.	13,247,689
220,692	Emerson Electric Co.	12,782,481
137,094	Illinois Tool Works, Inc.	13,553,113
199,636	Pentair PLC	13,269,805
137,344	Stanley Black & Decker, Inc.	13,506,409
52,144	W.W. Grainger, Inc.	12,353,435
		105,322,775
	Information Technology — 1.9%

147,687	Automatic Data Processing, Inc.	13,120,513

	Materials — 11.9%

89,408	Air Products & Chemicals, Inc.	13,960,165
121,141	Ecolab, Inc.	13,996,631
292,843	Nucor Corp.	13,772,406
56,303	PPG Industries, Inc.	13,252,600
46,812	Sherwin-Williams Co. (The)	13,350,783
93,154	Sigma-Aldrich Corp.	12,860,841
		81,193,426
	Telecommunication Services — 1.9%

384,375	AT&T, Inc.	13,284,000

	Utilities — 1.7%

182,274	Consolidated Edison, Inc.	11,508,780

	Total Common Stocks
	(Cost $632,138,009)	679,281,131

Principal Amount
	Repurchase Agreements (a) — 0.0%‡
$290,352	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $290,352	290,352
	Total Repurchase Agreements (Cost $290,352)	290,352

	Total Investment Securities (Cost $632,428,361) — 99.8%	679,571,483
	Other assets less liabilities — 0.2%	1,028,100
	Net Assets — 100.0%	$680,599,583

‡                      Amount represents less than 0.05%.

(a)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                     Real Estate Investment Trust

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$51,774,054
Aggregate gross unrealized depreciation	(4,825,014)
Net unrealized appreciation	$46,949,040
Federal income tax cost of investments	$632,622,443

See accompanying notes to schedules of portfolio investments.

S&P MidCap 400 Dividend Aristocrats ETF

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Shares		Value
	Common Stocks — 99.8%
	Consumer Discretionary — 6.7%

1,726	John Wiley & Sons, Inc., Class A	$111,603
1,997	Meredith Corp.	107,119
778	Polaris Industries, Inc.	119,291
		338,013
	Consumer Staples — 6.3%

1,289	Church & Dwight Co., Inc.	109,745
1,129	Lancaster Colony Corp.	103,191
3,071	Tootsie Roll Industries, Inc.	101,282
		314,218
	Financials — 29.6%

3,329	Brown & Brown, Inc.	106,994
2,542	Commerce Bancshares, Inc./MO	105,544
1,657	Cullen/Frost Bankers, Inc.	112,345
2,635	Eaton Vance Corp.	110,933
729	Federal Realty Investment Trust (REIT)	103,540
1,948	HCC Insurance Holdings, Inc.	108,854
1,834	Mercury General Corp.	100,008
2,413	National Retail Properties, Inc. (REIT)	97,099
7,620	Old Republic International Corp.	115,519
1,974	Realty Income Corp. (REIT)	98,818
1,097	RenaissanceRe Holdings Ltd.	112,475
2,617	SEI Investments Co.	112,636
1,610	StanCorp Financial Group, Inc.	106,518
2,635	Tanger Factory Outlet Centers, Inc. (REIT)	93,411
		1,484,694
	Health Care — 2.1%

2,993	Owens & Minor, Inc.	106,730

	Industrials — 17.6%

1,903	A. O. Smith Corp.	119,946
1,180	Carlisle Cos., Inc.	109,823
1,653	CLARCOR, Inc.	108,784
2,831	Donaldson Co., Inc.	104,860
1,367	Graco, Inc.	103,591
1,580	Lincoln Electric Holdings, Inc.	109,083
2,326	MSA Safety, Inc.	117,649
1,458	Nordson Corp.	112,164
		885,900
	Information Technology — 4.5%

2,350	CDK Global, Inc.	110,051
733	FactSet Research Systems, Inc.	114,018
		224,069
	Materials — 13.2%

1,859	Albemarle Corp.	105,164
1,658	AptarGroup, Inc.	109,212
2,342	Bemis Co., Inc.	114,290
2,276	RPM International, Inc.	115,052
2,378	Sonoco Products Co.	111,362
1,213	Valspar Corp. (The)	105,106
		660,186
	Telecommunication Services — 2.2%

4,375	Telephone & Data Systems, Inc.	111,300

	Utilities — 17.6%

3,850	Aqua America, Inc.	101,794
1,802	Atmos Energy Corp.	95,578
2,074	Black Hills Corp.	105,421
4,520	MDU Resources Group, Inc.	100,796
1,548	National Fuel Gas Co.	99,707
4,062	Questar Corp.	94,970
2,793	UGI Corp.	94,934
2,157	Vectren Corp.	96,310
1,811	WGL Holdings, Inc.	96,617
		886,127
	Total Common Stocks
	(Cost $5,002,160)	5,011,237

Principal Amount
	Repurchase Agreements (a)— 0.0%‡
$1,552	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $1,552	1,552
	Total Repurchase Agreements (Cost $1,552)	1,552

	Total Investment Securities (Cost $5,003,712) — 99.8%	5,012,789
	Other assets less liabilities — 0.2%	8,281
	Net Assets — 100.0%	$5,021,070

‡                           Amount represents less than 0.05%.

(a)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                     Real Estate Investment Trust

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$91,176
Aggregate gross unrealized depreciation	(82,007)
Net unrealized appreciation	$9,169
Federal income tax cost of investments	$5,003,620

See accompanying notes to schedules of portfolio investments.

Russell 2000 Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Shares		Value
	Common Stocks — 99.9%
	Consumer Discretionary — 3.8%

533	Cracker Barrel Old Country Store, Inc.	$80,499
1,353	Meredith Corp.	72,575
		153,074
	Consumer Staples — 14.4%

1,338	Andersons, Inc. (The)	59,233
1,563	Calavo Growers, Inc.	65,568
854	Casey’s General Stores, Inc.	74,939
664	J&J Snack Foods Corp.	67,190
755	Lancaster Colony Corp.	69,007
2,402	Tootsie Roll Industries, Inc.	79,218
1,762	Universal Corp.	84,418
3,248	Vector Group Ltd.	74,866
		574,439
	Energy — 1.9%

2,074	CARBO Ceramics, Inc.	75,577

	Financials — 21.1%

2,602	American Equity Investment Life Holding Co.	74,131
1,863	Community Bank System, Inc.	66,174
954	Infinity Property & Casualty Corp.	73,983
1,071	National Health Investors, Inc. (REIT)	76,234
1,271	Prosperity Bancshares, Inc.	65,749
1,515	RLI Corp.	73,311
2,261	Southside Bancshares, Inc.	64,913
1,283	UMB Financial Corp.	66,126
1,953	United Bankshares, Inc./WV	73,140
1,468	Universal Health Realty Income Trust (REIT)	74,618
3,181	Urstadt Biddle Properties, Inc., Class A (REIT)	72,272
1,442	Westamerica Bancorp.	62,107
		842,758
	Health Care — 3.6%

2,027	Owens & Minor, Inc.	72,283
1,320	West Pharmaceutical Services, Inc.	72,230
		144,513
	Industrials — 20.4%

2,616	ABM Industries, Inc.	81,331
2,791	Brady Corp., Class A	75,245
1,074	CLARCOR, Inc.	70,680
1,816	Franklin Electric Co., Inc.	66,248
2,333	Gorman-Rupp Co. (The)	67,050
2,367	Healthcare Services Group, Inc.	79,460
806	Lindsay Corp.	70,590
1,514	Matthews International Corp., Class A	73,232
1,334	MSA Safety, Inc.	67,474
3,121	Raven Industries, Inc.	65,042
1,272	VSE Corp.	100,755
		817,107
	Information Technology — 3.8%

1,291	Badger Meter, Inc.	75,394
1,490	Cass Information Systems, Inc.	74,798
		150,192
	Materials — 5.7%

1,588	H.B. Fuller Co.	70,984
4,236	Myers Industries, Inc.	84,296
1,730	Stepan Co.	71,068
		226,348
	Telecommunication Services — 1.8%

1,071	Atlantic Tele-Network, Inc.	73,717

	Utilities — 23.4%

2,070	American States Water Co.	83,069
2,053	Avista Corp.	70,007
1,321	Black Hills Corp.	67,147
2,970	California Water Service Group	75,527
1,555	Chesapeake Utilities Corp.	73,396
1,367	Laclede Group, Inc. (The)	70,756
1,577	MGE Energy, Inc.	67,953
1,190	New Jersey Resources Corp.	74,470
1,499	Northwest Natural Gas Co.	70,828
1,326	NorthWestern Corp.	71,856
1,867	Piedmont Natural Gas Co., Inc.	69,639
1,218	South Jersey Industries, Inc.	69,036
1,352	WGL Holdings, Inc.	72,129
		935,813
	Total Common Stocks (Cost $4,013,726)	3,993,538

Principal Amount
	Repurchase Agreements (a) — 0.0%‡
$1,185	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $1,185	1,185
	Total Repurchase Agreements (Cost $1,185)	1,185

	Total Investment Securities (Cost $4,014,911) — 99.9%	3,994,723
	Other assets less liabilities — 0.1%	3,749
	Net Assets — 100.0%	$3,998,472

‡                           Amount represents less than 0.05%.

(a)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                     Real Estate Investment Trust

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$75,959
Aggregate gross unrealized depreciation	(96,147)
Net unrealized depreciation	$(20,188)
Federal income tax cost of investments	$4,014,911

See accompanying notes to schedules of portfolio investments.

MSCI EAFE Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Shares		Value
	Common Stocks — 99.0%
	Aerospace & Defense — 3.9%

9,280	BAE Systems PLC	$76,296
14,523	Cobham PLC	76,601
		152,897
	Beverages — 1.9%

2,481	Diageo PLC	74,210

	Capital Markets — 2.0%

10,805	Aberdeen Asset Management PLC	78,247

	Chemicals — 5.5%

1,721	Croda International PLC	72,581
1,676	Fuchs Petrolub SE (Preference)	70,091
1,518	Novozymes A/S, Class B	73,813
		216,485
	Commercial Services & Supplies — 3.7%

2,939	Aggreko PLC	77,576
4,261	Babcock International Group PLC	66,508
		144,084
	Diversified Financial Services — 3.7%

802	Groupe Bruxelles Lambert S.A.	70,355
15,126	Mitsubishi UFJ Lease & Finance Co. Ltd.	73,134
		143,489
	Electric Utilities — 5.8%

9,356	Cheung Kong Infrastructure Holdings Ltd.	79,802
871	Red Electrica Corp. S.A.	74,385
3,018	SSE PLC	73,365
		227,552
	Energy Equipment & Services — 1.9%

5,361	Amec Foster Wheeler PLC	72,949

	Food & Staples Retailing — 3.5%

1,486	FamilyMart Co. Ltd.	67,124
2,860	Woolworths Ltd.	68,749
		135,873
	Food Products — 9.5%

1,643	Associated British Foods PLC	79,347
1	Chocoladefabriken Lindt & Sprungli AG	65,527
14	Chocoladefabriken Lindt & Sprungli AG, Class PC	77,458
1,045	Kerry Group PLC, Class A	76,188
945	Nestle S.A.	74,165
		372,685
	Gas Utilities — 1.9%

2,404	Enagas S.A.	73,937

	Health Care Equipment & Supplies — 3.8%

1,057	Cochlear Ltd.	74,810
926	Coloplast A/S, Class B	74,117
		148,927
	Health Care Providers & Services — 7.8%

959	Fresenius Medical Care AG & Co. KGaA	78,706
1,620	Miraca Holdings, Inc.	77,785
1,519	Ramsay Health Care Ltd.	79,544
11,517	Ryman Healthcare Ltd.	70,857
		306,892
	Hotels, Restaurants & Leisure — 2.0%

4,399	Compass Group PLC	78,316

	Machinery — 1.7%

2,577	Weir Group PLC (The)	67,862

	Media — 7.9%

3,509	Pearson PLC	77,004
2,038	SES S.A. (FDR)	70,406
5,198	Sky PLC	80,049
3,369	WPP PLC	79,919
		307,378
	Metals & Mining — 1.9%

3,029	BHP Billiton PLC	75,669

	Multiline Retail — 2.0%

680	Next PLC	78,763

	Multi-Utilities — 1.7%

17,120	Centrica PLC	64,635

	Oil, Gas & Consumable Fuels — 3.7%

4,981	BG Group PLC	73,743
3,809	Statoil ASA	72,134
		145,877
	Pharmaceuticals — 9.5%

741	Novartis AG*	76,171
1,590	Novo Nordisk A/S, Class B	76,406
278	Roche Holding AG	75,893
938	Shire PLC	76,466
1,195	Teva Pharmaceutical Industries Ltd.	66,978
		371,914
	Professional Services — 3.9%

4,223	Capita PLC	77,531
1,916	Intertek Group PLC	74,913
		152,444
	Semiconductors & Semiconductor Equipment — 2.1%

4,523	ARM Holdings PLC	81,012

	Specialty Retail — 2.1%

835	Shimamura Co. Ltd.	80,954

	Tobacco — 1.9%

1,283	British American Tobacco PLC	74,988

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
	Trading Companies & Distributors — 1.9%

2,607	Bunzl PLC	$76,387

	Transportation Infrastructure — 1.8%

3,507	Abertis Infraestructuras S.A.	68,642

	Total Common Stocks (Cost $3,965,522)	3,873,068

Principal Amount
	Repurchase Agreements (a) — 0.9%
$34,940	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $34,940	34,940
	Total Repurchase Agreements (Cost $34,940)	34,940

	Total Investment Securities (Cost $4,000,462) — 99.9%	3,908,008
	Other assets less liabilities — 0.1%	2,233
	Net Assets — 100.0%	$3,910,241

*                           Non-income producing security.

(a)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

FDR                                          Finnish Depositary Receipt

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$155,408
Aggregate gross unrealized depreciation	(249,859)
Net unrealized depreciation	$(94,451)
Federal income tax cost of investments	$4,002,459

MSCI EAFE Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of February 28, 2015:

United Kingdom	44.3%
Switzerland	9.4%
Japan	7.7%
Australia	7.6%
Denmark	5.8%
Spain	5.6%
Ireland	3.9%
Germany	3.8%
Hong Kong	2.0%
Belgium	1.8%
Luxembourg	1.8%
New Zealand	1.8%
Norway	1.8%
Israel	1.7%
Other (1)	1.0%
100.0%

(1)                       Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

High Yield—Interest Rate Hedged

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	Corporate Bonds — 95.2%
	Aerospace & Defense — 2.2%

	Bombardier, Inc.
$471,000	6.00%, due 10/15/22(a)	$450,983
863,000	6.13%, due 01/15/23(a)	826,322
	TransDigm, Inc.
888,000	6.00%, due 07/15/22	899,100
450,000	6.50%, due 07/15/24	460,125
		2,636,530
	Auto Components — 0.4%

	Goodyear Tire & Rubber Co. (The)
494,000	8.25%, due 08/15/20	525,493

	Automobiles — 2.2%

	FCA US LLC/CG Co-Issuer, Inc.
1,862,000	8.00%, due 06/15/19	1,967,054
547,000	8.25%, due 06/15/21	610,589
		2,577,643
	Banks — 2.3%

	CIT Group, Inc.
1,063,000	4.25%, due 08/15/17	1,089,575
1,576,000	5.50%, due 02/15/19(a)	1,684,271
		2,773,846
	Beverages — 0.7%

	Constellation Brands, Inc.
849,000	4.25%, due 05/01/23	880,838

	Building Products — 0.9%

	Building Materials Corp. of America
332,000	6.75%, due 05/01/21(a)	356,900
701,000	5.38%, due 11/15/24(a)	722,030
		1,078,930
	Capital Markets — 0.2%

	ARC Properties Operating Partnership LP
200,000	2.00%, due 02/06/17	194,836

	Chemicals — 2.1%

	Ashland, Inc.
1,096,000	4.75%, due 08/15/22	1,121,044
	Gates Global LLC/Gates Global Co.
416,000	6.00%, due 07/15/22(a)	399,360
	Hexion US Finance Corp.
1,041,000	6.63%, due 04/15/20	994,155
		2,514,559
	Commercial Services & Supplies — 2.5%

	ADT Corp. (The)
861,000	3.50%, due 07/15/22	789,967
	Aramark Services, Inc.
570,000	5.75%, due 03/15/20	595,650
	Laureate Education, Inc.
785,000	9.25%, due 09/01/19(a)	749,675
	West Corp.
900,000	5.38%, due 07/15/22(a)	875,250
		3,010,542
	Communications Equipment — 2.1%

	Alcatel-Lucent USA, Inc.
477,000	6.75%, due 11/15/20(a)	510,390
	Avaya, Inc.
2,263,000	10.50%, due 03/01/21(a)	1,974,467
		2,484,857
	Consumer Finance — 1.8%

	Navient Corp.
1,102,000	5.50%, due 01/15/19	1,159,855
800,000	8.00%, due 03/25/20	931,000
		2,090,855
	Containers & Packaging — 2.5%

	Crown Americas LLC/Crown Americas Capital Corp. IV
541,000	4.50%, due 01/15/23	553,172
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
769,000	9.88%, due 08/15/19	823,791
1,574,000	5.75%, due 10/15/20	1,634,993
		3,011,956
	Distributors — 0.6%

	AmeriGas Finance LLC/AmeriGas Finance Corp.
708,000	7.00%, due 05/20/22	757,560

	Diversified Telecommunication Services — 3.2%

	CenturyLink, Inc.
1,117,000	6.45%, due 06/15/21	1,225,907
300,000	5.80%, due 03/15/22	318,750
	Frontier Communications Corp.
633,000	8.50%, due 04/15/20	715,290
	Level 3 Financing, Inc.
1,050,000	8.13%, due 07/01/19	1,111,688
	Virgin Media Secured Finance PLC
400,000	5.38%, due 04/15/21(a)	423,000
		3,794,635
	Electronic Equipment, Instruments & Components — 0.4%

	Zebra Technologies Corp.
394,000	7.25%, due 10/15/22(a)	425,520

	Food Products — 2.7%

	HJ Heinz Co.
1,826,000	4.25%, due 10/15/20	1,853,025
334,000	4.88%, due 02/15/25(a)	335,670
	Post Holdings, Inc.
994,000	7.38%, due 02/15/22	1,036,245
		3,224,940
	Gas Utilities — 2.2%

	Sabine Pass Liquefaction LLC
1,049,000	5.62%, due 02/01/21	1,073,914
1,547,000	5.75%, due 05/15/24	1,581,807
		2,655,721
	Health Care Equipment & Supplies — 1.3%

	Biomet, Inc.
657,000	6.50%, due 08/01/20	701,347
	Hologic, Inc.
814,000	6.25%, due 08/01/20	852,665

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Corporate Bonds (continued)
		$1,554,012
	Health Care Providers & Services — 8.8%

	CHS/Community Health Systems, Inc.
$1,582,000	8.00%, due 11/15/19	1,692,740
633,000	6.88%, due 02/01/22	676,914
	Crimson Merger Sub, Inc.
497,000	6.63%, due 05/15/22(a)	460,967
	DaVita HealthCare Partners, Inc.
544,000	5.75%, due 08/15/22	586,840
1,165,000	5.13%, due 07/15/24	1,208,688
	HCA Holdings, Inc.
441,000	7.75%, due 05/15/21	471,870
	HCA, Inc.
560,000	7.50%, due 02/15/22	660,800
	Kinetic Concepts, Inc./KCI USA Inc.
641,000	10.50%, due 11/01/18	701,094
	LifePoint Hospitals, Inc.
542,000	5.50%, due 12/01/21	575,875
	MPH Acquisition Holdings LLC
926,000	6.63%, due 04/01/22(a)	983,875
	Tenet Healthcare Corp.
796,000	6.00%, due 10/01/20	865,650
1,456,000	8.13%, due 04/01/22	1,648,920
		10,534,233
	Hotels, Restaurants & Leisure — 5.4%

	1011778 BC ULC/New Red Finance, Inc.
1,100,000	6.00%, due 04/01/22(a)	1,144,000
	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
1,221,000	5.63%, due 10/15/21	1,295,786
	MGM Resorts International
746,000	6.63%, due 12/15/21	809,410
1,000,000	6.00%, due 03/15/23	1,040,000
	Pinnacle Entertainment, Inc.
713,000	7.50%, due 04/15/21	754,889
	Scientific Games International, Inc.
1,425,000	10.00%, due 12/01/22(a)	1,396,500
		6,440,585
	Independent Power and Renewable Electricity Producers — 2.2%

	Calpine Corp.
570,000	5.38%, due 01/15/23	578,550
844,000	5.75%, due 01/15/25	860,880
	NRG Energy, Inc.
890,000	7.63%, due 01/15/18	987,900
181,000	7.88%, due 05/15/21	196,747
		2,624,077
	Internet Software & Services — 0.4%

	Equinix, Inc.
400,000	5.38%, due 04/01/23	418,250

	IT Services — 2.3%

	First Data Corp.
1,165,000	12.63%, due 01/15/21	1,392,175
620,000	11.75%, due 08/15/21	722,300
	SunGard Data Systems, Inc.
628,000	6.63%, due 11/01/19	653,120
		2,767,595
	Media — 8.4%

	CCOH Safari LLC
1,223,000	5.50%, due 12/01/22	1,264,276
335,000	5.75%, due 12/01/24	346,725
	Cequel Communications Holdings I LLC/Cequel Capital Corp.
1,174,000	6.38%, due 09/15/20(a)	1,244,440
	Clear Channel Worldwide Holdings, Inc.
976,000	7.63%, due 03/15/20	1,032,120
1,128,000	6.50%, due 11/15/22	1,190,040
	CSC Holdings LLC
592,000	6.75%, due 11/15/21	668,960
	DISH DBS Corp.
1,380,000	6.75%, due 06/01/21	1,471,425
842,000	5.88%, due 11/15/24	837,790
	Sirius XM Radio, Inc.
1,008,000	6.00%, due 07/15/24(a)	1,071,000
	Univision Communications, Inc.
878,000	6.75%, due 09/15/22(a)	953,728
		10,080,504
	Metals & Mining — 2.2%

	First Quantum Minerals Ltd.
241,000	6.75%, due 02/15/20(a)	224,130
655,000	8.75%, due 06/01/20(a)	718,863
505,000	7.00%, due 02/15/21(a)	468,387
	Novelis, Inc.
989,000	8.38%, due 12/15/17	1,033,505
184,000	8.75%, due 12/15/20	199,640
		2,644,525
	Multi-Utilities & Unregulated Power — 1.8%

	Dynegy Finance I, Inc./Dynegy Finance II, Inc.
640,000	6.75%, due 11/01/19(a)	669,600
1,400,000	7.38%, due 11/01/22(a)	1,482,250
		2,151,850
	Oil, Gas & Consumable Fuels — 15.3%

	Antero Resources Corp.
300,000	5.13%, due 12/01/22(a)	295,500
	Antero Resources Finance Corp.
851,000	5.38%, due 11/01/21	857,382
	Arch Coal, Inc.
814,000	7.00%, due 06/15/19	244,200
416,000	7.25%, due 06/15/21	120,640
	California Resources Corp.
1,068,000	5.50%, due 09/15/21(a)	974,550
1,809,000	6.00%, due 11/15/24(a)	1,612,271
	Chesapeake Energy Corp.
763,000	4.88%, due 04/15/22	753,462
	Concho Resources, Inc.
476,000	5.50%, due 04/01/23	492,660
	CONSOL Energy, Inc.
1,011,000	5.88%, due 04/15/22	970,560
	Denbury Resources, Inc.
440,000	5.50%, due 05/01/22	411,400
1,044,000	4.63%, due 07/15/23	935,685
	Energy Transfer Equity LP
286,000	7.50%, due 10/15/20	327,470
337,000	5.88%, due 01/15/24	360,590
	EP Energy LLC/Everest Acquisition Finance, Inc.
890,000	9.38%, due 05/01/20	950,075
	Halcon Resources Corp.
1,335,000	8.88%, due 05/15/21	1,014,600

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Corporate Bonds (continued)
	Linn Energy LLC/Linn Energy Finance Corp.
$100,000	6.25%, due 11/01/19	$85,250
1,544,000	8.63%, due 04/15/20	1,401,180
	MEG Energy Corp.
809,000	7.00%, due 03/31/24(a)	787,764
	Oasis Petroleum, Inc.
631,000	6.88%, due 03/15/22	618,380
	Offshore Group Investment Ltd.
435,000	7.50%, due 11/01/19	278,400
	Pacific Rubiales Energy Corp.
945,000	5.38%, due 01/26/19(a)	696,938
	Peabody Energy Corp.
1,095,000	6.00%, due 11/15/18	996,450
465,000	6.25%, due 11/15/21	387,113
	SandRidge Energy, Inc.
861,000	7.50%, due 03/15/21	633,911
	Whiting Petroleum Corp.
935,000	5.00%, due 03/15/19	920,975
350,000	5.75%, due 03/15/21	344,750
	WPX Energy, Inc.
820,000	6.00%, due 01/15/22	811,800
		18,283,956
	Pharmaceuticals — 2.4%

	Endo Finance LLC/Endo Ltd./Endo Finco, Inc.
475,000	6.00%, due 02/01/25(a)	502,906
	Valeant Pharmaceuticals International, Inc.
408,000	6.38%, due 10/15/20(a)	429,420
1,743,000	7.50%, due 07/15/21(a)	1,891,155
		2,823,481
	Real Estate Investment Trusts (REITs) — 1.4%

	Crown Castle International Corp.
969,000	5.25%, due 01/15/23	1,022,295
	Iron Mountain, Inc.
624,000	5.75%, due 08/15/24	631,800
		1,654,095

	Road & Rail — 0.7%

	Hertz Corp. (The)
857,000	6.75%, due 04/15/19	885,924

	Semiconductors & Semiconductor Equipment — 1.0%

	Micron Technology, Inc.
1,150,000	5.50%, due 02/01/25(a)	1,178,750

	Software — 3.3%

	Activision Blizzard, Inc.
1,402,000	5.63%, due 09/15/21(a)	1,500,140
	Audatex North America, Inc.
880,000	6.00%, due 06/15/21(a)	935,000
	BMC Software Finance, Inc.
850,000	8.13%, due 07/15/21(a)	793,687
	Nuance Communications, Inc.
700,000	5.38%, due 08/15/20(a)	717,500
		3,946,327
	Specialty Retail — 1.4%

	L Brands, Inc.
610,000	6.63%, due 04/01/21	699,975
915,000	5.63%, due 02/15/22	1,011,148
		1,711,123
	Trading Companies & Distributors — 3.8%

	HD Supply, Inc.
1,151,000	7.50%, due 07/15/20	1,231,570
	International Lease Finance Corp.
1,413,000	8.75%, due 03/15/17	1,577,190
635,000	6.25%, due 05/15/19	711,994
	United Rentals North America, Inc.
861,000	7.63%, due 04/15/22	956,408
		4,477,162
	Wireless Telecommunication Services — 4.1%

	Sprint Communications, Inc.
714,000	9.00%, due 11/15/18(a)	830,025
	Sprint Corp.
1,671,000	7.88%, due 09/15/23	1,725,308
	T-Mobile USA, Inc.
1,194,000	6.25%, due 04/01/21	1,249,222
1,042,000	6.63%, due 04/01/23	1,103,218
		4,907,773
	Total Corporate Bonds (Cost $115,914,024)	113,723,483

	Repurchase Agreements (b)— 4.1%
4,941,546	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $4,941,558	4,941,546
	Total Repurchase Agreements (Cost $4,941,546)	4,941,546
	Total Investment Securities (Cost $120,855,570) — 99.3%	118,665,029
	Other assets less liabilities — 0.7%	801,045
	Net Assets — 100.0%	$119,466,074

(a)                   Security is not registered for public sale, but may be sold to qualified institutional buyers under Rule 144A under the Securities Act of 1933. Unless otherwise noted, these securities are deemed to be liquid.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,416,687
Aggregate gross unrealized depreciation	(3,648,392)
Net unrealized depreciation	$(2,231,705)
Federal income tax cost of investments	$120,896,734

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

High Yield-Interest Rate Hedged had the following open short futures contracts as of February 28, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Treasury Note Futures Contracts	350	06/19/15	$44,728,906	$103,360
U.S. 2 Year Treasury Note Futures Contracts	127	06/30/15	27,759,422	5,762
U.S. 5 Year Treasury Note Futures Contracts	350	06/30/15	41,748,438	62,298
				$171,420

Cash collateral in the amount of $957,055 was pledged to cover margin requirements for open futures contracts as of February 28, 2015.

See accompanying notes to schedules of portfolio investments.

Investment Grade—Interest Rate Hedged

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	Corporate Bonds — 94.9%
	Aerospace & Defense — 1.5%

	Lockheed Martin Corp.
$140,000	4.07%, due 12/15/42	$145,755
	United Technologies Corp.
676,000	6.13%, due 07/15/38	904,186
240,000	5.70%, due 04/15/40	308,172
		1,358,113
	Air Freight & Logistics — 0.1%

	United Parcel Service, Inc.
125,000	3.13%, due 01/15/21	131,822

	Automobiles — 2.0%

	Daimler Finance North America LLC
154,000	8.50%, due 01/18/31	240,201
	Ford Motor Co.
470,000	7.45%, due 07/16/31	656,480
	General Motors Co.
859,000	4.88%, due 10/02/23	935,765
		1,832,446
	Banks — 17.4%

	Banco do Brasil S.A.
200,000	3.88%, due 10/10/22	180,500
	Bank of America Corp.
520,000	5.00%, due 05/13/21	587,446
158,000	5.70%, due 01/24/22	184,205
1,015,000	3.30%, due 01/11/23	1,030,323
241,000	4.20%, due 08/26/24	249,549
340,000	7.75%, due 05/14/38	492,459
357,000	4.88%, due 04/01/44	409,177
	Barclays Bank PLC
661,000	5.14%, due 10/14/20	733,902
	BNP Paribas S.A.
649,000	5.00%, due 01/15/21	737,737
	Citigroup, Inc.
1,833,000	3.88%, due 10/25/23	1,929,720
287,000	5.88%, due 01/30/42	369,650
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
1,286,000	3.88%, due 02/08/22	1,387,479
425,000	4.63%, due 12/01/23	464,345
	Fifth Third Bancorp
100,000	8.25%, due 03/01/38	150,548
	HSBC Holdings PLC
186,000	5.10%, due 04/05/21	211,233
466,000	4.25%, due 03/14/24	491,310
799,000	6.80%, due 06/01/38	1,066,609
	JPMorgan Chase & Co.
1,035,000	4.50%, due 01/24/22	1,144,240
787,000	3.25%, due 09/23/22	803,853
319,000	3.88%, due 09/10/24	325,454
450,000	6.40%, due 05/15/38	600,007
	KeyCorp
300,000	5.10%, due 03/24/21	340,513
	Lloyds Bank PLC
102,000	6.38%, due 01/21/21	123,336
	Wells Fargo & Co.
360,000	4.60%, due 04/01/21	402,042
240,000	3.50%, due 03/08/22	253,105
482,000	3.30%, due 09/09/24	495,029
	Wells Fargo Bank N.A.
768,000	6.60%, due 01/15/38	1,095,573
		16,259,344
	Beverages — 2.4%

	Anheuser-Busch InBev Worldwide, Inc.
400,000	2.50%, due 07/15/22	393,586
640,000	3.75%, due 07/15/42	611,651
	Coca-Cola Co. (The)
459,000	2.45%, due 11/01/20	471,987
	PepsiCo, Inc.
745,000	2.75%, due 03/05/22	758,498
		2,235,722
	Capital Markets — 6.4%

	BlackRock, Inc.
190,000	3.50%, due 03/18/24	198,979
	Goldman Sachs Group, Inc. (The)
719,000	3.63%, due 01/22/23	743,589
336,000	5.95%, due 01/15/27	396,287
1,393,000	6.13%, due 02/15/33	1,765,704
100,000	6.45%, due 05/01/36	124,484
	Morgan Stanley
755,000	3.88%, due 04/29/24	793,805
211,000	3.70%, due 10/23/24	217,794
1,527,000	5.00%, due 11/24/25	1,682,569
		5,923,211
	Chemicals — 0.6%

	Dow Chemical Co. (The)
292,000	7.38%, due 11/01/29	399,234
	EI du Pont de Nemours & Co.
180,000	2.80%, due 02/15/23	180,232
		579,466
	Communications Equipment — 0.7%

	Cisco Systems, Inc.
420,000	3.63%, due 03/04/24	454,113
	Telefonaktiebolaget LM Ericsson
150,000	4.13%, due 05/15/22	160,299
		614,412
	Consumer Finance — 3.2%

	American Express Co.
677,000	4.05%, due 12/03/42	686,814
	Capital One Financial Corp.
551,000	4.75%, due 07/15/21	615,269
	Ford Motor Credit Co. LLC
385,000	5.75%, due 02/01/21	449,185
	HSBC Finance Corp.
715,000	6.68%, due 01/15/21	854,920
	Toyota Motor Credit Corp.
320,000	3.40%, due 09/15/21	342,538
		2,948,726
	Diversified Financial Services — 4.0%

	General Electric Capital Corp.
403,000	5.30%, due 02/11/21	464,531
1,301,000	6.88%, due 01/10/39	1,888,380
	Shell International Finance B.V.
640,000	2.38%, due 08/21/22	635,586
298,000	5.50%, due 03/25/40	374,187
330,000	4.55%, due 08/12/43	376,667
		3,739,351
	Diversified Telecommunication Services — 6.2%

	AT&T, Inc.
465,000	4.45%, due 05/15/21	502,862
401,000	6.50%, due 09/01/37	483,025
180,000	5.35%, due 09/01/40	191,769
355,000	5.55%, due 08/15/41	386,871

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Corporate Bonds (continued)
	Embarq Corp.
$570,000	8.00%, due 06/01/36	$666,900
	Telefonica Emisiones SAU
457,000	5.46%, due 02/16/21	523,925
250,000	7.05%, due 06/20/36	341,283
	Verizon Communications, Inc.
554,000	4.60%, due 04/01/21	611,632
164,000	3.50%, due 11/01/21	170,625
629,000	5.15%, due 09/15/23	721,359
396,000	5.85%, due 09/15/35	471,411
584,000	6.00%, due 04/01/41	713,720
		5,785,382
	Electric Utilities — 0.9%

	FirstEnergy Corp.
150,000	7.38%, due 11/15/31	191,226
	Pacific Gas & Electric Co.
501,000	6.05%, due 03/01/34	657,096
		848,322
	Energy Equipment & Services — 1.4%

	Baker Hughes, Inc.
558,000	5.13%, due 09/15/40	641,410
	Halliburton Co.
234,000	7.45%, due 09/15/39	336,888
	Transocean, Inc.
380,000	6.80%, due 03/15/38	304,000
		1,282,298
	Food & Staples Retailing — 2.5%

	Wal-Mart Stores, Inc.
463,000	3.25%, due 10/25/20	496,418
232,000	5.25%, due 09/01/35	286,262
168,000	6.50%, due 08/15/37	236,467
1,039,000	5.63%, due 04/15/41	1,352,650
		2,371,797
	Food Products — 1.8%

	Kellogg Co.
112,000	7.45%, due 04/01/31	146,800
	Kraft Foods Group, Inc.
450,000	3.50%, due 06/06/22	463,322
	Mondelez International, Inc.
412,000	6.50%, due 02/09/40	571,267
	Unilever Capital Corp.
374,000	5.90%, due 11/15/32	517,786
		1,699,175
	Health Care Providers & Services — 1.4%

	Anthem, Inc.
467,000	3.30%, due 01/15/23	478,660
	Express Scripts Holding Co.
393,000	4.75%, due 11/15/21	438,479
	Howard Hughes Medical Institute
100,000	3.50%, due 09/01/23	106,143
	UnitedHealth Group, Inc.
221,000	6.88%, due 02/15/38	318,457
		1,341,739
	Household Products — 0.8%

	Procter & Gamble Co. (The)
696,000	2.30%, due 02/06/22	704,264

	Industrial Conglomerates — 0.4%

	General Electric Co.
222,000	2.70%, due 10/09/22	226,339
100,000	4.13%, due 10/09/42	106,533
		332,872
	Insurance — 2.4%

	American International Group, Inc.
805,000	4.88%, due 06/01/22	919,908
123,000	4.13%, due 02/15/24	134,021
	AXA S.A.
254,000	8.60%, due 12/15/30	352,526
	MetLife, Inc.
656,000	5.70%, due 06/15/35	836,166
		2,242,621
	Internet Software & Services — 0.3%

	Google, Inc.
286,000	3.38%, due 02/25/24	305,017

	IT Services — 1.0%

	International Business Machines Corp.
487,000	3.63%, due 02/12/24	514,357
51,000	4.00%, due 06/20/42	51,267
	Xerox Corp.
372,000	4.50%, due 05/15/21	403,116
		968,740
	Life Sciences Tools & Services — 0.3%

	Thermo Fisher Scientific, Inc.
211,000	4.50%, due 03/01/21	231,334

	Machinery — 0.4%

	Caterpillar, Inc.
395,000	3.80%, due 08/15/42	396,665

	Media — 9.1%

	21st Century Fox America, Inc.
828,000	4.50%, due 02/15/21	912,254
	Comcast Corp.
570,000	3.13%, due 07/15/22	590,442
492,000	3.60%, due 03/01/24	528,088
611,000	4.25%, due 01/15/33	658,104
620,000	6.50%, due 11/15/35	856,375
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
105,000	3.80%, due 03/15/22	108,458
540,000	6.38%, due 03/01/41	634,351
	Historic TW, Inc.
200,000	6.63%, due 05/15/29	256,662
	NBCUniversal Media LLC
450,000	2.88%, due 01/15/23	454,368
	Omnicom Group, Inc.
460,000	3.63%, due 05/01/22	484,398
	Time Warner Cable, Inc.
111,000	7.30%, due 07/01/38	144,660
268,000	6.75%, due 06/15/39	331,830
	Time Warner Entertainment Co. LP
308,000	8.38%, due 03/15/23	409,983
	Time Warner, Inc.
100,000	4.70%, due 01/15/21	111,784
198,000	7.70%, due 05/01/32	283,708
780,000	6.10%, due 07/15/40	985,853
	Viacom, Inc.
430,000	4.38%, due 03/15/43	402,743
	Walt Disney Co. (The)
301,000	2.35%, due 12/01/22	299,901
		8,453,962

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Corporate Bonds (continued)
	Metals & Mining — 4.3%

	Barrick Gold Corp.
$150,000	3.85%, due 04/01/22	$148,789
	Barrick North America Finance LLC
397,000	4.40%, due 05/30/21	413,242
	BHP Billiton Finance USA Ltd.
78,000	3.85%, due 09/30/23	84,099
395,000	4.13%, due 02/24/42	412,912
249,000	5.00%, due 09/30/43	292,200
	Newmont Mining Corp.
100,000	6.25%, due 10/01/39	105,200
	Rio Tinto Finance USA Ltd.
686,000	4.13%, due 05/20/21	738,290
	Southern Copper Corp.
708,000	5.25%, due 11/08/42	639,805
	Vale Overseas Ltd.
510,000	6.88%, due 11/21/36	507,705
258,000	6.88%, due 11/10/39	255,443
	Vale S.A.
443,000	5.63%, due 09/11/42	395,687
		3,993,372
	Multiline Retail — 0.5%

	Target Corp.
438,000	4.00%, due 07/01/42	458,284

	Multi-Utilities — 0.5%

	Berkshire Hathaway Energy Co.
354,000	6.50%, due 09/15/37	486,673

	Oil, Gas & Consumable Fuels — 9.3%

	Anadarko Petroleum Corp.
122,000	6.45%, due 09/15/36	155,610
	BP Capital Markets PLC
325,000	4.74%, due 03/11/21	361,647
339,000	3.25%, due 05/06/22	348,028
360,000	3.81%, due 02/10/24	377,003
	ConocoPhillips
746,000	6.50%, due 02/01/39	1,016,727
	Devon Energy Corp.
130,000	7.95%, due 04/15/32	184,131
	Devon Financing Corp. LLC
100,000	7.88%, due 09/30/31	139,875
	Ecopetrol S.A.
182,000	5.88%, due 09/18/23	196,287
	Hess Corp.
100,000	5.60%, due 02/15/41	110,873
	Newfield Exploration Co.
409,000	5.63%, due 07/01/24	426,383
	Nexen Energy ULC
433,000	6.40%, due 05/15/37	551,412
	Petrobras Global Finance B.V.
1,287,000	4.38%, due 05/20/23	1,059,329
605,000	6.75%, due 01/27/41	517,003
	Phillips 66
718,000	4.30%, due 04/01/22	784,667
	Statoil ASA
100,000	3.70%, due 03/01/24	106,891
	Suncor Energy, Inc.
100,000	6.50%, due 06/15/38	129,557
	Total Capital International S.A.
184,000	2.88%, due 02/17/22	187,178
494,000	2.70%, due 01/25/23	492,887
103,000	3.70%, due 01/15/24	109,965
	TransCanada PipeLines Ltd.
473,000	2.50%, due 08/01/22	462,885
482,000	6.20%, due 10/15/37	601,612
	Valero Energy Corp.
218,000	6.63%, due 06/15/37	272,817
	Williams Partners LP
102,000	6.30%, due 04/15/40	116,871
		8,709,638
	Pharmaceuticals — 4.7%

	AbbVie, Inc.
380,000	4.40%, due 11/06/42	399,512
	AstraZeneca PLC
632,000	6.45%, due 09/15/37	870,013
	GlaxoSmithKline Capital PLC
302,000	2.85%, due 05/08/22	306,776
	GlaxoSmithKline Capital, Inc.
330,000	6.38%, due 05/15/38	448,458
	Merck & Co., Inc.
416,000	4.15%, due 05/18/43	443,432
	Novartis Capital Corp.
536,000	4.40%, due 05/06/44	613,224
	Pfizer, Inc.
489,000	3.00%, due 06/15/23	499,199
554,000	7.20%, due 03/15/39	819,568
		4,400,182
	Real Estate Investment Trusts (REITs) — 0.3%

	Weyerhaeuser Co.
235,000	7.38%, due 03/15/32	318,235

	Semiconductors & Semiconductor Equipment — 0.8%

	Intel Corp.
317,000	3.30%, due 10/01/21	335,789
346,000	4.80%, due 10/01/41	386,892
		722,681
	Software — 1.3%

	Microsoft Corp.
289,000	5.30%, due 02/08/41	358,538
	Oracle Corp.
623,000	6.13%, due 07/08/39	831,488
		1,190,026
	Technology Hardware, Storage & Peripherals — 2.6%

	Apple, Inc.
867,000	2.40%, due 05/03/23	859,245
126,000	3.45%, due 05/06/24	134,244
633,000	3.85%, due 05/04/43	639,724
	Hewlett-Packard Co.
573,000	4.38%, due 09/15/21	621,009
187,000	4.65%, due 12/09/21	205,038
		2,459,260
	Thrifts & Mortgage Finance — 0.3%

	BPCE S.A.
250,000	4.00%, due 04/15/24	267,889

	Tobacco — 1.6%

	Altria Group, Inc.
683,000	4.75%, due 05/05/21	761,247
168,000	2.85%, due 08/09/22	167,756
	Reynolds American, Inc.
518,000	4.75%, due 11/01/42	525,329
		1,454,332

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Corporate Bonds (continued)
	Wireless Telecommunication Services — 1.5%

	America Movil SAB de CV
$462,000	4.38%, due 07/16/42	$471,032
	Vodafone Group PLC
594,000	2.95%, due 02/19/23	587,684
350,000	4.38%, due 02/19/43	347,030
		1,405,746
	Total Corporate Bonds (Cost $84,480,228)	88,453,119

	Repurchase Agreements (a) — 2.0%
1,892,495	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $1,892,500	1,892,495
	Total Repurchase Agreements (Cost $1,892,495)	1,892,495
	Total Investment Securities (Cost $86,372,723) — 96.9%	90,345,614
	Other assets less liabilities — 3.1%	2,922,177
	Net Assets — 100.0%	$93,267,791

(a)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,404,872
Aggregate gross unrealized depreciation	(433,189)
Net unrealized appreciation	$3,971,683
Federal income tax cost of investments	$86,373,931

Futures Contracts Sold

Investment Grade-Interest Rate Hedged had the following open short futures contracts as of February 28, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Treasury Note Futures Contracts	250	06/19/15	$31,949,219	$77,735
U.S. Long Bond Futures Contracts	230	06/19/15	37,224,062	172,141
Ultra Long Term U.S. Treasury Bond Futures Contracts	52	06/19/15	8,750,625	36,880
				$286,756

Cash collateral in the amount of $1,297,010 was pledged to cover margin requirements for open futures contracts as of February 28, 2015.

See accompanying notes to schedules of portfolio investments.

USD Covered Bond

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	Corporate Bonds — 98.5%
	Banks — 83.0%

	Australia & New Zealand Banking Group Ltd.
$250,000	2.40%, due 11/23/16(a)	$255,784
	Bank of Montreal
250,000	1.95%, due 01/30/17(a)	254,621
	Bank of Nova Scotia (The)
250,000	2.15%, due 08/03/16(a)	254,883
265,000	1.95%, due 01/30/17(a)	269,811
100,000	2.13%, due 09/11/19	100,947
	Barclays Bank PLC
295,000	2.25%, due 05/10/17(a)	301,721
	Commonwealth Bank of Australia
300,000	1.88%, due 12/11/18(a)	301,511
	DNB Boligkreditt AS
270,000	1.45%, due 03/21/18(a)	268,932
	National Australia Bank Ltd.
295,000	2.00%, due 02/22/19(a)	298,044
	National Bank of Canada
250,000	2.20%, due 10/19/16(a)	255,199
	Royal Bank of Canada
150,000	1.20%, due 09/19/17	149,672
330,000	2.00%, due 10/01/18	334,336
200,000	2.20%, due 09/23/19	202,083
	Skandinaviska Enskilda Banken AB
200,000	1.38%, due 05/29/18(a)	199,195
	SpareBank 1 Boligkreditt AS
320,000	1.25%, due 05/02/18(a)	316,212
	Stadshypotek AB
320,000	1.25%, due 05/23/18(a)	317,105
	Swedbank Hypotek AB
230,000	2.38%, due 04/05/17(a)	236,062
	Toronto-Dominion Bank (The)
310,000	1.63%, due 09/14/16(a)	313,675
200,000	2.25%, due 09/25/19(a)	203,132
	Westpac Banking Corp.
200,000	2.45%, due 11/28/16(a)	205,021
200,000	1.38%, due 05/30/18(a)	198,755
240,000	1.85%, due 11/26/18(a)	241,383
		5,478,084
	Capital Markets — 7.7%

	ING Bank N.V.
300,000	2.63%, due 12/05/22(a)	304,615
	UBS AG
200,000	2.25%, due 03/30/17(a)	204,243
		508,858
	Diversified Financial Services — 3.8%

	Caisse Centrale Desjardins
250,000	1.60%, due 03/06/17(a)	252,879

	Thrifts & Mortgage Finance — 4.0%

	NRAM PLC
240,000	5.63%, due 06/22/17(a)	262,579

	Total Corporate Bonds (Cost $6,477,974)	6,502,400

Principal Amount
	Repurchase Agreements (b) — 1.4%
$94,427	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $94,427	94,427
	Total Repurchase Agreements (Cost $94,427)	94,427
	Total Investment Securities (Cost $6,572,401) — 99.9%	6,596,827
	Other assets less liabilities — 0.1%	7,535
	Net Assets — 100.0%	$6,604,362

(a)                   Security is not registered for public sale, but may be sold to qualified institutional buyers under Rule 144A under the Securities Act of 1933. Unless otherwise noted, these securities are deemed to be liquid.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,784
Aggregate gross unrealized depreciation	(5,358)
Net unrealized appreciation	$24,426
Federal income tax cost of investments	$6,572,401

See accompanying notes to schedules of portfolio investments.

USD Covered Bond invested, as a percentage of net assets, in the following countries as of February 28, 2015:

Canada	39.1%
Australia	22.8%
Sweden	11.4%
Norway	8.9%
United Kingdom	8.6%
Netherlands	4.6%
Switzerland	3.1%
Other (1)	1.5%
100.0%

(1)                                 Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

German Sovereign/Sub-Sovereign ETF

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount			Value
		Sovereign Government & Agency Obligations — 87.6%
		Germany — 87.6%

		Bund Laender Anleihe
EUR	194,000	1.50%, due 07/15/20	$233,382
		Bundesrepublik Deutschland
215,000		4.00%, due 07/04/16	254,753
207,000		3.75%, due 01/04/19	267,408
203,000		3.50%, due 07/04/19	264,061
213,000		1.75%, due 07/04/22	268,611
147,000		4.00%, due 01/04/37	268,242
		Free State of Bavaria
74,000		4.13%, due 01/16/17	89,501
		Gemeinsame Deutsche Bundeslaender
99,000		1.38%, due 10/11/19	117,667
104,000		1.75%, due 06/13/22	128,596
		KFW
219,000		1.13%, due 10/16/18	256,533
200,000		3.88%, due 01/21/19	258,946
220,000		0.88%, due 03/18/19	256,308
206,000		1.63%, due 01/15/21	252,549
195,000		3.38%, due 01/18/21	261,522
		State of Baden-Wurttemberg
100,000		1.00%, due 07/18/22	117,799
113,000		2.00%, due 11/13/23	143,724
		State of Berlin
90,000		1.88%, due 06/12/23	112,748
97,000		1.63%, due 06/03/24	119,668
		State of Brandenburg
63,000		1.50%, due 02/12/20	75,460
60,000		3.50%, due 06/15/21	80,841
		State of Hesse
93,000		1.75%, due 01/20/23	115,442
97,000		1.38%, due 06/10/24	117,569
		State of Lower Saxony
85,000		4.25%, due 02/27/18	107,456
93,000		2.13%, due 01/16/24	119,195
		State of North Rhine-Westphalia
98,000		0.88%, due 12/04/17	112,657
122,000		1.88%, due 09/15/22	152,198
		State of Rhineland-Palatinate
63,000		2.88%, due 03/03/17	74,758
69,000		1.25%, due 01/16/20	81,596
		State of Saxony-Anhalt
63,000		1.63%, due 04/25/23	77,493
60,000		1.88%, due 04/10/24	75,463
			4,862,146
		Total Sovereign Government & Agency Obligations (Cost $5,501,544)	4,862,146

		Corporate Bonds — 10.6%
		Banks — 10.6%

		Landeskreditbank Baden-Wuerttemberg Foerderbank
99,000		3.50%, due 07/04/16	116,307
70,000		0.25%, due 11/25/19	79,177
		Landwirtschaftliche Rentenbank
74,000		2.88%, due 08/30/21	97,704
78,000		1.25%, due 05/20/22	94,115
		NRW Bank
81,000		0.63%, due 08/01/16	91,695
81,000		3.88%, due 01/27/20	107,556
			586,554
		Total Corporate Bonds (Cost $650,629)	586,554

	Repurchase Agreements (a) — 1.0%
$53,535	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $53,535	$53,535
	Total Repurchase Agreements (Cost $53,535)	53,535
	Total Investment Securities (Cost $6,205,708) — 99.2%	5,502,235
	Other assets less liabilities — 0.8%	43,582
	Net Assets — 100.0%	$5,545,817

(a)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

EUR                                       Euro

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,914
Aggregate gross unrealized depreciation	(709,387)
Net unrealized depreciation	$(703,473)
Federal income tax cost of investments	$6,205,708

See accompanying notes to schedules of portfolio investments.

Short Term USD Emerging Markets Bond ETF

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	Sovereign Government & Agency Obligations — 65.0%
	Brazil — 5.4%

	Banco Nacional de Desenvolvimento Economico e Social
$100,000	6.37%, due 06/16/18	$106,900
100,000	6.50%, due 06/10/19	107,270
	Brazilian Government International Bond
102,000	6.00%, due 01/17/17	109,650
60,000	8.88%, due 10/14/19	74,550
		398,370
	Colombia — 2.9%

	Colombia Government International Bond
195,000	7.38%, due 01/27/17	216,450

	Hungary — 3.6%

	Hungary Government International Bond
150,000	4.13%, due 02/19/18	157,372
100,000	6.25%, due 01/29/20	114,750
		272,122
	Indonesia — 6.9%

	Indonesia Government International Bond
162,000	6.88%, due 01/17/18	183,465
	Perusahaan Penerbit SBSN Indonesia III
300,000	6.13%, due 03/15/19	338,625
		522,090
	Lithuania — 3.0%

	Lithuania Government International Bond
205,000	5.13%, due 09/14/17	222,220

	Mexico — 4.6%

	Mexico Government International Bond
80,000	11.38%, due 09/15/16	92,712
140,000	5.63%, due 01/15/17	151,060
90,000	5.95%, due 03/19/19	103,140
		346,912
	Pakistan — 2.7%

	Pakistan Government International Bond
200,000	6.75%, due 12/03/19	201,677

	Panama — 1.5%

	Panama Government International Bond
100,000	5.20%, due 01/30/20	111,500

	Philippines — 2.5%

	Philippine Government International Bond
150,000	8.38%, due 06/17/19	188,437

	Poland — 4.1%

	Poland Government International Bond
110,000	3.88%, due 07/16/15	111,321
170,000	6.38%, due 07/15/19	198,781
		310,102
	Qatar — 6.3%

	Qatar Government International Bond
230,000	6.55%, due 04/09/19	271,920
	SoQ Sukuk A Q.S.C
201,000	2.10%, due 01/18/18	205,261
		477,181
	Russia — 1.5%

	Russian Foreign Bond - Eurobond
100,000	11.00%, due 07/24/18	116,038

	Slovenia — 2.8%

	Slovenia Government International Bond
200,000	4.13%, due 02/18/19	212,208

	South Africa — 3.1%

	South Africa Government International Bond
200,000	6.88%, due 05/27/19	229,420

	Sri Lanka — 2.7%

	Sri Lanka Government International Bond
200,000	5.13%, due 04/11/19	200,500

	Turkey — 5.9%

	Export Credit Bank of Turkey
201,000	5.38%, due 11/04/16	209,026
	Turkey Government International Bond
102,000	6.75%, due 04/03/18	113,521
100,000	7.50%, due 11/07/19	116,930
		439,477
	Ukraine — 3.3%

	Ukraine Government International Bond
200,000	6.88%, due 09/23/15	100,040
200,000	6.25%, due 06/17/16	85,000
150,000	6.58%, due 11/21/16	64,530
		249,570
	Venezuela — 2.2%

	Venezuela Government International Bond
100,000	5.75%, due 02/26/16	78,000
60,000	7.00%, due 12/01/18	24,750
160,000	7.75%, due 10/13/19	60,000
		162,750
	Total Sovereign Government & Agency Obligations (Cost $5,093,970)	4,877,024

	Corporate Bonds — 32.2%
	Banks — 12.7%

	Oschadbank Via SSB #1 PLC
200,000	8.88%, due 03/20/18	75,844
	QNB Finance Ltd.
200,000	3.38%, due 02/22/17	207,726
	Russian Agricultural Bank OJSC Via RSHB Capital S.A.
200,000	7.75%, due 05/29/18	186,200
	Sberbank of Russia Via SB Capital S.A.
195,000	4.95%, due 02/07/17	185,746
100,000	5.40%, due 03/24/17	95,278
	Turkiye Halk Bankasi AS
200,000	4.88%, due 07/19/17	205,752
		956,546
	Diversified Financial Services — 1.7%

	Gazprom OAO Via Gaz Capital S.A.
125,000	6.21%, due 11/22/16	125,156

	Electric Utilities — 5.1%

	Hrvatska Elektroprivreda
250,000	6.00%, due 11/09/17	261,875
	Majapahit Holding B.V.
100,000	8.00%, due 08/07/19	117,375
		379,250
	Electrical Equipment — 1.4%

	Power Sector Assets & Liabilities Management Corp.
100,000	6.88%, due 11/02/16	108,500

	Multi-Utilities — 1.6%

	Empresas Publicas de Medellin ESP
100,000	7.63%, due 07/29/19	118,250

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Corporate Bonds (continued)
	Oil, Gas & Consumable Fuels — 9.7%

	Petrobras Global Finance B.V.
$93,000	3.50%, due 02/06/17	$87,281
84,000	5.88%, due 03/01/18	80,648
80,000	8.38%, due 12/10/18	81,300
	Petroleos de Venezuela S.A.
60,000	5.00%, due 10/28/15	54,750
63,000	5.13%, due 10/28/16	39,698
200,000	5.25%, due 04/12/17	90,230
	Petroleos Mexicanos
204,000	5.75%, due 03/01/18	223,380
60,000	8.00%, due 05/03/19	72,060
		729,347
	Total Corporate Bonds (Cost $2,601,162)	2,417,049

	Repurchase Agreements (a) — 2.2%
163,421	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $163,421	163,421
	Total Repurchase Agreements (Cost $163,421)	163,421
	Total Investment Securities (Cost $7,858,553) — 99.4%	7,457,494
	Other assets less liabilities — 0.6%	45,402
	Net Assets — 100.0%	$7,502,896

(a)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,878
Aggregate gross unrealized depreciation	(445,937)
Net unrealized depreciation	$(401,059)
Federal income tax cost of investments	$7,858,553

Short Term USD Emerging Markets Bond ETF invested, as a percentage of net assets, in the following countries as of February 28, 2015:

Turkey	8.6%
Mexico	8.5%
Luxembourg	7.9%
Indonesia	6.9%
Qatar	6.3%
Brazil	5.4%
Netherlands	4.9%
Venezuela	4.7%
Colombia	4.5%
Poland	4.1%
Philippines	3.9%
Hungary	3.6%
Croatia	3.5%
Ukraine	3.3%
South Africa	3.1%
Lithuania	3.0%
Cayman Islands	2.8%
Slovenia	2.8%
Pakistan	2.7%
Sri Lanka	2.7%
Panama	1.5%
Russia	1.5%
United Kingdom	1.0%
Other (1)	2.8%
100.0%

(1)                                                    Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Hedge Replication ETF

Schedule of Portfolio Invesfinents

February 28, 201 5 (Unaudited)

Shares		Value
	Common Stocks — 19.8%
	Consumer Discretionary — 2.5%

19	1-800-Flowers.com, Inc., Class A*	$237
8	2U, Inc.*	148
14	A.H. Belo Corp., Class A	122
60	Aeropostale, Inc.*	242
133	Amazon.com, Inc.*	50,561
16	AMC Entertainment Holdings, Inc., Class A	550
52	American Axle & Manufacturing Holdings, Inc.*	1,296
148	American Eagle Outfitters, Inc.	2,216
13	American Public Education, Inc.*	421
6	America’s Car-Mart, Inc.*	319
36	Ann, Inc.*	1,293
10	Arctic Cat, Inc.	365
23	Asbury Automotive Group, Inc.*	1,809
11	Ascent Capital Group, Inc., Class A*	484
26	AutoNation, Inc.*	1,599
11	AutoZone, Inc.*	7,069
31	Barnes & Noble, Inc.*	772
20	Beazer Homes USA, Inc.*	341
24	bebe stores, inc.	88
65	Bed Bath & Beyond, Inc.*	4,853
74	Belmond Ltd., Class A*	905
102	Best Buy Co., Inc.	3,886
14	Big 5 Sporting Goods Corp.	179
1	Biglari Holdings, Inc.*	435
17	BJ’s Restaurants, Inc.*	888
17	Black Diamond, Inc.*	123
59	Bloomin’ Brands, Inc.*	1,520
9	Blue Nile, Inc.*	270
19	Bob Evans Farms, Inc.	1,113
11	Bon-Ton Stores, Inc. (The)	61
4	Boot Barn Holdings, Inc.*	98
80	BorgWarner, Inc.	4,917
59	Boyd Gaming Corp.*	815
15	Bravo Brio Restaurant Group, Inc.*	195
13	Bridgepoint Education, Inc.*	132
23	Bright Horizons Family Solutions, Inc.*	1,166
33	Brown Shoe Co., Inc.	990
71	Brunswick Corp.	3,851
22	Buckle, Inc. (The)	1,107
14	Buffalo Wild Wings, Inc.*	2,676
9	Build-A-Bear Workshop, Inc.*	195
22	Burlington Stores, Inc.*	1,223
77	Cablevision Systems Corp., Class A	1,446
35	Caesars Acquisition Co., Class A*	259
39	Caesars Entertainment Corp.*	413
59	Callaway Golf Co.	530
8	Capella Education Co.	519
51	Career Education Corp.*	272
75	CarMax, Inc.*	5,033
18	Carmike Cinemas, Inc.*	562
158	Carnival Corp.	6,950
12	Carriage Services, Inc.	276
27	Carrols Restaurant Group, Inc.*	212
21	Cato Corp. (The), Class A	931
7	Cavco Industries, Inc.*	502
167	CBS Corp. (Non-Voting), Class B	9,870
54	Central European Media Enterprises Ltd., Class A*	153
3	Century Communities, Inc.*	56
38	Cheesecake Factory, Inc. (The)	1,806
56	Chegg, Inc.*	455
17	Children’s Place, Inc. (The)	969
11	Chipotle Mexican Grill, Inc.*	7,315
28	Christopher & Banks Corp.*	140
10	Churchill Downs, Inc.	1,098
13	Chuy’s Holdings, Inc.*	292
58	Cinedigm Corp., Class A*	90
12	Citi Trends, Inc.*	320
17	ClubCorp Holdings, Inc.	303
97	Coach, Inc.	4,224
5	Collectors Universe, Inc.	114
21	Columbia Sportswear Co.	1,174
903	Comcast Corp., Class A	53,620
21	Conn’s, Inc.*	543
13	Container Store Group, Inc. (The)*	239
44	Cooper Tire & Rubber Co.	1,675
10	Cooper-Standard Holding, Inc.*	542
18	Core-Mark Holding Co., Inc.	1,266
15	Cracker Barrel Old Country Store, Inc.	2,265
63	Crocs, Inc.*	702
26	Crown Media Holdings, Inc., Class A*	89
7	CSS Industries, Inc.	202
7	Culp, Inc.	152
110	Cumulus Media, Inc., Class A*	439
116	D.R. Horton, Inc.	3,168
1	Daily Journal Corp.*	194
129	Dana Holding Corp.	2,819
43	Darden Restaurants, Inc.	2,752
5	Dave & Buster’s Entertainment, Inc.*	156
18	Del Frisco’s Restaurant Group, Inc.*	362
104	Delphi Automotive PLC	8,199
66	Denny’s Corp.*	760
10	Destination Maternity Corp.	164
27	Destination XL Group, Inc.*	127
11	Dex Media, Inc.*	74
27	Diamond Resorts International, Inc.*	936
13	DineEquity, Inc.	1,411
176	DIRECTV*	15,594
52	Discovery Communications, Inc., Class A*	1,680
96	Discovery Communications, Inc., Class C*	2,929
11	Dixie Group, Inc. (The)*	97
106	Dollar General Corp.*	7,698
72	Dollar Tree, Inc.*	5,737
21	Dorman Products, Inc.*	926
18	Drew Industries, Inc.*	1,062
24	E.W. Scripps Co. (The), Class A*	553
6	El Pollo Loco Holdings, Inc.*	148
12	Empire Resorts, Inc.*	64
19	Entercom Communications Corp., Class A*	216
44	Entravision Communications Corp., Class A	302
17	Eros International PLC*	288
8	Escalade, Inc.	124
19	Ethan Allen Interiors, Inc.	510
33	EVINE Live, Inc.*	209
35	Expedia, Inc.	3,211
64	Express, Inc.*	884

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
34	Family Dollar Stores, Inc.	$2,677
4	Famous Dave’s of America, Inc.*	123
22	Federal-Mogul Holdings Corp.*	288
20	Fiesta Restaurant Group, Inc.*	1,300
37	Finish Line, Inc. (The), Class A	906
41	Five Below, Inc.*	1,301
4	Flexsteel Industries, Inc.	119
1,349	Ford Motor Co.	22,043
16	Fossil Group, Inc.*	1,376
9	Fox Factory Holding Corp.*	134
32	Francesca’s Holdings Corp.*	480
28	Fred’s, Inc., Class A	523
14	FTD Cos., Inc.*	487
11	Fuel Systems Solutions, Inc.*	119
15	G-III Apparel Group Ltd.*	1,578
11	Gaiam, Inc., Class A*	70
38	GameStop Corp., Class A	1,405
79	Gannett Co., Inc.	2,797
94	Gap, Inc. (The)	3,910
42	Garmin Ltd.	2,084
473	General Motors Co.	17,648
18	Genesco, Inc.*	1,322
27	Gentherm, Inc.*	1,254
54	Genuine Parts Co.	5,188
31	Global Eagle Entertainment, Inc.*	412
12	Global Sources Ltd.*	66
96	Goodyear Tire & Rubber Co. (The)	2,566
36	Grand Canyon Education, Inc.*	1,651
38	Gray Television, Inc.*	416
18	Group 1 Automotive, Inc.	1,464
47	Guess?, Inc.	851
96	H&R Block, Inc.	3,278
4	Habit Restaurants, Inc. (The), Class A*	131
75	Harley-Davidson, Inc.	4,768
24	Harman International Industries, Inc.	3,312
38	Harte-Hanks, Inc.	294
40	Hasbro, Inc.	2,493
15	Haverty Furniture Cos., Inc.	346
22	Helen of Troy Ltd.*	1,686
6	Hemisphere Media Group, Inc.*	75
9	hhgregg, Inc.*	58
20	Hibbett Sports, Inc.*	978
462	Home Depot, Inc. (The)	53,015
83	Houghton Mifflin Harcourt Co.*	1,642
89	Hovnanian Enterprises, Inc., Class A*	333
25	HSN, Inc.	1,689
37	Iconix Brand Group, Inc.*	1,249
6	Ignite Restaurant Group, Inc.*	43
7	Installed Building Products, Inc.*	122
21	International Speedway Corp., Class A	652
147	Interpublic Group of Cos., Inc. (The)	3,278
30	Interval Leisure Group, Inc.	810
10	Intrawest Resorts Holdings, Inc.*	94
22	iRobot Corp.*	723
17	Isle of Capri Casinos, Inc.*	212
18	ITT Educational Services, Inc.*	133
31	Jack in the Box, Inc.	2,997
14	JAKKS Pacific, Inc.*	93
13	Jamba, Inc.*	197
233	Johnson Controls, Inc.	11,839
4	Johnson Outdoors, Inc., Class A	134
34	Journal Communications, Inc., Class A*	404
26	K12, Inc.*	440
64	KB Home	893
11	Kirkland’s, Inc.*	261
71	Kohl’s Corp.	5,240
50	Krispy Kreme Doughnuts, Inc.*	1,091
86	L Brands, Inc.	7,900
34	La Quinta Holdings, Inc.*	755
13	Lands’ End, Inc.*	477
40	La-Z-Boy, Inc.	998
50	LeapFrog Enterprises, Inc.*	129
41	Lee Enterprises, Inc.*	123
48	Leggett & Platt, Inc.	2,162
63	Lennar Corp., Class A	3,163
11	LGI Homes, Inc.*	156
16	Libbey, Inc.	608
3	Liberty Tax, Inc.*	85
31	Life Time Fitness, Inc.*	1,792
61	LifeLock, Inc.*	853
8	Lifetime Brands, Inc.	128
17	Lithia Motors, Inc., Class A	1,606
10	Loral Space & Communications, Inc.*	711
341	Lowe’s Cos., Inc.	25,265
21	Lumber Liquidators Holdings, Inc.*	1,089
19	M/I Homes, Inc.*	414
121	Macy’s, Inc.	7,710
6	Malibu Boats, Inc., Class A*	122
14	Marcus Corp. (The)	273
8	Marine Products Corp.	65
19	MarineMax, Inc.*	482
74	Marriott International, Inc., Class A	6,149
20	Marriott Vacations Worldwide Corp.	1,521
23	Martha Stewart Living Omnimedia, Inc., Class A*	109
119	Mattel, Inc.	3,132
11	Mattress Firm Holding Corp.*	670
47	McClatchy Co. (The), Class A*	109
341	McDonald’s Corp.	33,725
30	MDC Holdings, Inc.	815
32	MDC Partners, Inc., Class A	833
61	Media General, Inc.*	910
37	Men’s Wearhouse, Inc. (The)	1,857
27	Meredith Corp.	1,448
30	Meritage Homes Corp.*	1,335
72	Michael Kors Holdings Ltd.*	4,854
36	Modine Manufacturing Co.*	467
22	Mohawk Industries, Inc.*	4,056
7	Monarch Casino & Resort, Inc.*	127
24	Monro Muffler Brake, Inc.	1,518
22	Morgans Hotel Group Co.*	171
14	Motorcar Parts of America, Inc.*	368
14	Movado Group, Inc.	360
3	NACCO Industries, Inc., Class A	168
2	Nathan’s Famous, Inc.*	164
46	National CineMedia, Inc.	701
24	Nautilus, Inc.*	366
21	Netflix, Inc.*	9,973
6	New Home Co., Inc. (The)*	87
34	New Media Investment Group, Inc.	840
22	New York & Co., Inc.*	49
106	New York Times Co. (The), Class A	1,483

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
95	Newell Rubbermaid, Inc.	$3,733
175	News Corp., Class A*	3,023
23	Nexstar Broadcasting Group, Inc., Class A	1,254
245	NIKE, Inc., Class B	23,794
8	Noodles & Co.*	146
49	Nordstrom, Inc.	3,941
22	Nutrisystem, Inc.	379
408	Office Depot, Inc.*	3,823
87	Omnicom Group, Inc.	6,920
39	Orbitz Worldwide, Inc.*	452
36	O’Reilly Automotive, Inc.*	7,493
14	Outerwall, Inc.	903
9	Overstock.com, Inc.*	204
11	Oxford Industries, Inc.	605
38	Pacific Sunwear of California, Inc.*	106
23	Papa John’s International, Inc.	1,422
4	Papa Murphy’s Holdings, Inc.*	53
60	Penn National Gaming, Inc.*	977
41	Pep Boys-Manny Moe & Jack (The)*	364
9	Perry Ellis International, Inc.*	212
15	PetMed Express, Inc.	231
35	PetSmart, Inc.	2,902
72	Pier 1 Imports, Inc.	868
45	Pinnacle Entertainment, Inc.*	1,158
34	Pool Corp.	2,352
18	Popeyes Louisiana Kitchen, Inc.*	1,080
11	Potbelly Corp.*	148
18	Priceline Group, Inc. (The)*	22,275
117	PulteGroup, Inc.	2,640
29	PVH Corp.	3,089
104	Quiksilver, Inc.*	218
18	Radio One, Inc., Class D*	47
21	Ralph Lauren Corp.	2,886
10	ReachLocal, Inc.*	30
13	Reading International, Inc., Class A*	169
11	Red Robin Gourmet Burgers, Inc.*	918
33	Regis Corp.*	529
23	Remy International, Inc.	526
40	Rent-A-Center, Inc.	1,104
8	Rentrak Corp.*	438
24	Restoration Hardware Holdings, Inc.*	2,114
74	Ross Stores, Inc.	7,830
59	Royal Caribbean Cruises Ltd.	4,509
47	Ruby Tuesday, Inc.*	309
27	Ruth’s Hospitality Group, Inc.	412
36	Ryland Group, Inc. (The)	1,638
3	Saga Communications, Inc., Class A	120
8	Salem Media Group, Inc.	59
20	Scholastic Corp.	740
39	Scientific Games Corp., Class A*	527
36	Scripps Networks Interactive, Inc., Class A	2,603
9	Sears Hometown and Outlet Stores, Inc.*	120
41	Select Comfort Corp.*	1,316
13	Sequential Brands Group, Inc.*	132
34	SFX Entertainment, Inc.*	162
6	Shiloh Industries, Inc.*	74
12	Shoe Carnival, Inc.	294
29	Shutterfly, Inc.*	1,392
52	Sinclair Broadcast Group, Inc., Class A	1,428
17	Sizmek, Inc.*	134
30	Skechers U.S.A., Inc., Class A*	2,044
15	Skullcandy, Inc.*	156
42	Smith & Wesson Holding Corp.*	568
30	Sonic Automotive, Inc., Class A	742
41	Sonic Corp.	1,303
46	Sotheby’s	2,022
26	Spartan Motors, Inc.	129
9	Speedway Motorsports, Inc.	213
7	Sportsman’s Warehouse Holdings, Inc.*	52
24	Stage Stores, Inc.	514
15	Standard Motor Products, Inc.	629
110	Standard Pacific Corp.*	961
224	Staples, Inc.	3,755
262	Starbucks Corp.	24,493
63	Starwood Hotels & Resorts Worldwide, Inc.	5,061
21	Stein Mart, Inc.	345
10	Steiner Leisure Ltd.*	461
44	Steven Madden Ltd.*	1,606
22	Stoneridge, Inc.*	254
3	Strattec Security Corp.	204
8	Strayer Education, Inc.*	487
15	Sturm Ruger & Co., Inc.	779
18	Superior Industries International, Inc.	350
9	Systemax, Inc.*	108
223	Target Corp.	17,133
46	Tenneco, Inc.*	2,679
53	Texas Roadhouse, Inc.	1,995
39	Tiffany & Co.	3,441
21	Tile Shop Holdings, Inc.*	232
8	Tilly’s, Inc., Class A*	100
98	Time Warner Cable, Inc.	15,097
294	Time Warner, Inc.	24,067
84	Time, Inc.	1,991
241	TJX Cos., Inc. (The)	16,542
16	Tower International, Inc.*	433
7	Townsquare Media, Inc., Class A*	93
48	Tractor Supply Co.	4,230
23	Travelport Worldwide Ltd.	367
112	TRI Pointe Homes, Inc.*	1,779
39	TripAdvisor, Inc.*	3,481
33	Tuesday Morning Corp.*	626
39	Tumi Holdings, Inc.*	912
5	Turtle Beach Corp.*	12
650	Twenty-First Century Fox, Inc., Class A	22,750
6	UCP, Inc., Class A*	55
58	Under Armour, Inc., Class A*	4,467
11	Unifi, Inc.*	356
12	Universal Electronics, Inc.*	678
17	Universal Technical Institute, Inc.	167
35	Urban Outfitters, Inc.*	1,364
28	Vail Resorts, Inc.	2,459
17	Vera Bradley, Inc.*	340
121	VF Corp.	9,276
129	Viacom, Inc., Class B	9,022
9	Vince Holding Corp.*	205
23	Vitamin Shoppe, Inc.*	975
15	VOXX International Corp.*	129
547	Walt Disney Co. (The)	56,932
10	Wayfair, Inc., Class A*	234

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
9	WCI Communities, Inc.*	$215
21	Weight Watchers International, Inc.*	238
13	West Marine, Inc.*	146
5	Weyco Group, Inc.	135
27	Whirlpool Corp.	5,723
13	William Lyon Homes, Class A*	295
2	Winmark Corp.	164
21	Winnebago Industries, Inc.	487
77	Wolverine World Wide, Inc.	2,353
23	World Wrestling Entertainment, Inc., Class A	378
43	Wyndham Worldwide Corp.	3,934
28	Wynn Resorts Ltd.	3,990
153	Yum! Brands, Inc.	12,410
4	Zoe’s Kitchen, Inc.*	137
16	Zumiez, Inc.*	621
		1,002,300
	Consumer Staples — 1.7%

34	22nd Century Group, Inc.*	28
2	Alico, Inc.	91
67	Alliance One International, Inc.*	64
693	Altria Group, Inc.	39,009
22	Andersons, Inc. (The)	974
226	Archer-Daniels-Midland Co.	10,821
152	Avon Products, Inc.	1,293
41	B&G Foods, Inc.	1,175
6	Boston Beer Co., Inc. (The), Class A*	1,606
46	Boulder Brands, Inc.*	474
55	Brown-Forman Corp., Class B	5,043
11	Calavo Growers, Inc.	461
24	Cal-Maine Foods, Inc.	903
63	Campbell Soup Co.	2,935
29	Casey’s General Stores, Inc.	2,545
33	Central Garden and Pet Co., Class A*	319
14	Chefs’ Warehouse, Inc. (The)*	284
45	Clorox Co. (The)	4,889
4	Coca-Cola Bottling Co. Consolidated	418
1,382	Coca-Cola Co. (The)	59,841
78	Coca-Cola Enterprises, Inc.	3,604
300	Colgate-Palmolive Co.	21,246
149	ConAgra Foods, Inc.	5,212
59	Constellation Brands, Inc., Class A*	6,768
153	Costco Wholesale Corp.	22,485
8	Craft Brew Alliance, Inc.*	100
402	CVS Health Corp.	41,756
126	Darling Ingredients, Inc.*	2,195
71	Dean Foods Co.	1,144
17	Diamond Foods, Inc.*	458
12	Diplomat Pharmacy, Inc.*	360
68	Dr. Pepper Snapple Group, Inc.	5,358
20	Elizabeth Arden, Inc.*	335
78	Estee Lauder Cos., Inc. (The), Class A	6,448
14	Fairway Group Holdings Corp.*	78
6	Farmer Bros Co.*	145
17	Female Health Co. (The)	59
28	Fresh Del Monte Produce, Inc.	986
33	Fresh Market, Inc. (The)*	1,256
9	Freshpet, Inc.*	166
212	General Mills, Inc.	11,403
63	Harbinger Group, Inc.*	776
52	Hershey Co. (The)	5,397
47	Hormel Foods Corp.	2,750
9	Ingles Markets, Inc., Class A	389
13	Inter Parfums, Inc.	370
12	Inventure Foods, Inc.*	121
11	J&J Snack Foods Corp.	1,113
36	J.M. Smucker Co. (The)	4,153
6	John B. Sanfilippo & Son, Inc.	222
88	Kellogg Co.	5,674
43	Keurig Green Mountain, Inc.	5,486
131	Kimberly-Clark Corp.	14,365
206	Kraft Foods Group, Inc.	13,196
172	Kroger Co. (The)	12,238
14	Lancaster Colony Corp.	1,280
20	Landec Corp.*	279
24	Liberator Medical Holdings, Inc.	92
4	Lifeway Foods, Inc.*	75
9	Limoneira Co.	188
126	Lorillard, Inc.	8,621
45	McCormick & Co., Inc. (Non-Voting)	3,392
71	Mead Johnson Nutrition Co.	7,438
9	Medifast, Inc.*	285
56	Molson Coors Brewing Co., Class B	4,250
589	Mondelez International, Inc., Class A	21,755
51	Monster Beverage Corp.*	7,197
9	National Beverage Corp.*	202
7	Natural Grocers by Vitamin Cottage, Inc.*	206
8	Nature’s Sunshine Products, Inc.	104
7	Nutraceutical International Corp.*	115
4	Oil-Dri Corp. of America	121
16	Omega Protein Corp.*	171
6	Orchids Paper Products Co.	169
18	Pantry, Inc. (The)*	661
525	PepsiCo, Inc.	51,964
545	Philip Morris International, Inc.	45,213
40	Post Holdings, Inc.*	1,979
14	PriceSmart, Inc.	1,112
947	Procter & Gamble Co. (The)	80,618
9	Revlon, Inc., Class A*	304
108	Reynolds American, Inc.	8,167
30	Roundy’s, Inc.*	122
18	Sanderson Farms, Inc.	1,534
6	Seneca Foods Corp., Class A*	162
10	Smart & Final Stores, Inc.*	151
36	Snyder’s-Lance, Inc.	1,111
29	SpartanNash Co.	770
155	SUPERVALU, Inc.*	1,531
13	Synutra International, Inc.*	74
206	Sysco Corp.	8,032
14	Tootsie Roll Industries, Inc.	462
32	TreeHouse Foods, Inc.*	2,674
103	Tyson Foods, Inc., Class A	4,255
38	United Natural Foods, Inc.*	3,156
18	Universal Corp.	862
4	USANA Health Sciences, Inc.*	400
58	Vector Group Ltd.	1,337
5	Village Super Market, Inc., Class A	138
306	Walgreens Boots Alliance, Inc.	25,422
554	Wal-Mart Stores, Inc.	46,497
11	WD-40 Co.	893
8	Weis Markets, Inc.	377

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
126	Whole Foods Market, Inc.	$7,118
		684,021
	Energy — 1.5%

70	Abraxas Petroleum Corp.*	214
2	Adams Resources & Energy, Inc.	134
20	Alon USA Energy, Inc.	279
169	Alpha Natural Resources, Inc.*	215
23	American Eagle Energy Corp.*	14
21	Amyris, Inc.*	57
178	Anadarko Petroleum Corp.	14,993
132	Apache Corp.	8,691
30	Approach Resources, Inc.*	232
162	Arch Coal, Inc.*	212
14	Ardmore Shipping Corp.	148
4	Aspen Aerogels, Inc.*	32
152	Baker Hughes, Inc.	9,502
24	Basic Energy Services, Inc.*	179
38	Bill Barrett Corp.*	382
30	Bonanza Creek Energy, Inc.*	809
90	BPZ Resources, Inc.*	22
27	Bristow Group, Inc.	1,672
35	C&J Energy Services, Inc.*	477
145	Cabot Oil & Gas Corp.	4,205
42	Callon Petroleum Co.*	307
69	Cameron International Corp.*	3,249
15	CARBO Ceramics, Inc.	547
35	Carrizo Oil & Gas, Inc.*	1,666
26	CHC Group Ltd.*	64
182	Chesapeake Energy Corp.	3,036
663	Chevron Corp.	70,729
31	Cimarex Energy Co.	3,400
4	Clayton Williams Energy, Inc.*	196
54	Clean Energy Fuels Corp.*	325
46	Cloud Peak Energy, Inc.*	381
36	Comstock Resources, Inc.	187
431	ConocoPhillips	28,101
81	CONSOL Energy, Inc.	2,608
13	Contango Oil & Gas Co.*	306
1	Dawson Geophysical Co.*	3
45	Delek U.S. Holdings, Inc.	1,678
124	Denbury Resources, Inc.	1,042
135	Devon Energy Corp.	8,315
71	DHT Holdings, Inc.	490
24	Diamond Offshore Drilling, Inc.	730
34	Diamondback Energy, Inc.*	2,421
6	Dorian LPG Ltd.*	74
23	Eclipse Resources Corp.*	165
60	Emerald Oil, Inc.*	67
71	Energy XXI Ltd.	337
82	Ensco PLC, Class A	2,007
192	EOG Resources, Inc.	17,226
53	EQT Corp.	4,230
16	Era Group, Inc.*	353
15	Evolution Petroleum Corp.	102
116	EXCO Resources, Inc.	244
45	Exterran Holdings, Inc.	1,461
1,484	Exxon Mobil Corp.	131,393
82	FMC Technologies, Inc.*	3,274
19	FMSA Holdings, Inc.*	128
45	Forum Energy Technologies, Inc.*	879
51	Frontline Ltd.*	128
41	FX Energy, Inc.*	80
32	GasLog Ltd.	633
54	Gastar Exploration, Inc.*	162
10	Geospace Technologies Corp.*	186
9	Glori Energy, Inc.*	27
27	Goodrich Petroleum Corp.*	121
29	Green Plains, Inc.	674
11	Gulf Island Fabrication, Inc.	176
19	GulfMark Offshore, Inc., Class A	312
199	Halcon Resources Corp.*	382
8	Hallador Energy Co.	100
297	Halliburton Co.	12,753
32	Harvest Natural Resources, Inc.*	18
80	Helix Energy Solutions Group, Inc.*	1,235
38	Helmerich & Payne, Inc.	2,548
123	Hercules Offshore, Inc.*	55
89	Hess Corp.	6,682
28	Hornbeck Offshore Services, Inc.*	584
8	Independence Contract Drilling, Inc.*	46
99	ION Geophysical Corp.*	226
1	Isramco, Inc.*	123
11	Jones Energy, Inc., Class A*	94
100	Key Energy Services, Inc.*	205
596	Kinder Morgan, Inc.	24,442
152	Magnum Hunter Resources Corp.*	401
237	Marathon Oil Corp.	6,603
98	Marathon Petroleum Corp.	10,290
56	Matador Resources Co.*	1,213
20	Matrix Service Co.*	372
181	McDermott International, Inc.*	453
28	Midstates Petroleum Co., Inc.*	30
23	Miller Energy Resources, Inc.*	39
10	Mitcham Industries, Inc.*	63
58	Murphy Oil Corp.	2,952
101	Nabors Industries Ltd.	1,294
151	National Oilwell Varco, Inc.	8,207
10	Natural Gas Services Group, Inc.*	193
63	Navios Maritime Acquisition Corp.	221
48	Newfield Exploration Co.*	1,585
65	Newpark Resources, Inc.*	616
88	Noble Corp. PLC	1,464
134	Noble Energy, Inc.	6,329
14	Nordic American Offshore Ltd.	131
68	Nordic American Tankers Ltd.	696
55	North Atlantic Drilling Ltd.	89
47	Northern Oil and Gas, Inc.*	405
12	Nuverra Environmental Solutions, Inc.*	45
272	Occidental Petroleum Corp.	21,183
73	ONEOK, Inc.	3,231
18	Pacific Ethanol, Inc.*	165
11	Panhandle Oil and Gas, Inc., Class A	222
92	Parker Drilling Co.*	284
41	Parsley Energy, Inc., Class A*	610
27	PDC Energy, Inc.*	1,395
50	Penn Virginia Corp.*	332
45	PetroQuest Energy, Inc.*	131
10	PHI, Inc. (Non-Voting)*	322
194	Phillips 66	15,221
48	Pioneer Energy Services Corp.*	255
52	Pioneer Natural Resources Co.	7,931
11	Profire Energy, Inc.*	23
58	QEP Resources, Inc.	1,246
59	Range Resources Corp.	2,923
26	Renewable Energy Group, Inc.*	232
59	Resolute Energy Corp.*	63
5	REX American Resources Corp.*	272

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
37	Rex Energy Corp.*	$181
9	RigNet, Inc.*	285
15	Ring Energy, Inc.*	143
47	Rosetta Resources, Inc.*	833
18	RSP Permian, Inc.*	489
39	Sanchez Energy Corp.*	523
451	Schlumberger Ltd.	37,956
125	Scorpio Tankers, Inc.	1,083
14	SEACOR Holdings, Inc.*	1,015
32	SemGroup Corp., Class A	2,474
45	Ship Finance International Ltd.	720
58	Solazyme, Inc.*	155
133	Southwestern Energy Co.*	3,336
235	Spectra Energy Corp.	8,340
43	Stone Energy Corp.*	728
33	Swift Energy Co.*	103
62	Synergy Resources Corp.*	741
61	Teekay Tankers Ltd., Class A	357
26	Tesco Corp.	276
44	Tesoro Corp.	4,041
60	TETRA Technologies, Inc.*	358
17	TransAtlantic Petroleum Ltd.*	81
119	Transocean Ltd.	1,919
51	Triangle Petroleum Corp.*	253
38	VAALCO Energy, Inc.*	184
183	Valero Energy Corp.	11,289
157	Vantage Drilling Co.*	58
10	Vertex Energy, Inc.*	35
27	W&T Offshore, Inc.	161
56	Warren Resources, Inc.*	68
41	Western Refining, Inc.	1,931
11	Westmoreland Coal Co.*	310
31	Willbros Group, Inc.*	197
236	Williams Cos., Inc. (The)	11,573
		578,110
	Financials — 3.4%

11	1st Source Corp.	340
52	Acadia Realty Trust (REIT)	1,776
116	ACE Ltd.	13,225
31	Actua Corp.*	520
19	Affiliated Managers Group, Inc.*	4,112
158	Aflac, Inc.	9,835
22	AG Mortgage Investment Trust, Inc. (REIT)	414
13	Agree Realty Corp. (REIT)	427
37	Alexander & Baldwin, Inc.	1,496
2	Alexander’s, Inc. (REIT)	881
147	Allstate Corp. (The)	10,378
1	Altisource Asset Management Corp.*	177
10	Altisource Portfolio Solutions S.A.*	201
44	Altisource Residential Corp. (REIT)	909
34	Ambac Financial Group, Inc.*	846
27	American Assets Trust, Inc. (REIT)	1,108
39	American Capital Mortgage Investment Corp. (REIT)	720
57	American Equity Investment Life Holding Co.	1,624
312	American Express Co.	25,456
491	American International Group, Inc.	27,167
7	American National Bankshares, Inc.	158
25	American Residential Properties, Inc. (REIT)*	433
147	American Tower Corp. (REIT)	14,574
65	Ameriprise Financial, Inc.	8,686
19	Ameris Bancorp	497
14	AMERISAFE, Inc.	582
6	Ames National Corp.	148
23	AmTrust Financial Services, Inc.	1,240
5	Anchor BanCorp Wisconsin, Inc.*	175
86	Anworth Mortgage Asset Corp. (REIT)	450
100	Aon PLC	10,036
54	Apartment Investment & Management Co., Class A (REIT)	2,035
35	Apollo Commercial Real Estate Finance, Inc. (REIT)	598
24	Apollo Residential Mortgage, Inc. (REIT)	380
22	Ares Commercial Real Estate Corp. (REIT)	264
24	Argo Group International Holdings Ltd.	1,150
17	Arlington Asset Investment Corp., Class A	425
19	Armada Hoffler Properties, Inc. (REIT)	205
272	ARMOUR Residential REIT, Inc. (REIT)	865
8	Arrow Financial Corp.	214
19	Ashford Hospitality Prime, Inc. (REIT)	309
60	Ashford Hospitality Trust, Inc. (REIT)	639
1	Ashford, Inc.*	138
44	Associated Estates Realty Corp. (REIT)	1,054
25	Assurant, Inc.	1,532
66	Astoria Financial Corp.	866
9	Atlas Financial Holdings, Inc.*	162
9	AV Homes, Inc.*	136
46	AvalonBay Communities, Inc. (REIT)	7,744
15	Aviv REIT, Inc. (REIT)	540
7	Baldwin & Lyons, Inc., Class B	163
25	Banc of California, Inc.	273
5	BancFirst Corp.	297
23	Banco Latinoamericano de Comercio Exterior S.A., Class E	723
25	Bancorp, Inc. (The)*	233
73	BancorpSouth, Inc.	1,634
36	Bank Mutual Corp.	258
3,686	Bank of America Corp.	58,276
5	Bank of Kentucky Financial Corp. (The)	238
5	Bank of Marin Bancorp	251
395	Bank of New York Mellon Corp. (The)	15,460
65	Bank of the Ozarks, Inc.	2,379
14	BankFinancial Corp.	167
15	Banner Corp.	655
252	BB&T Corp.	9,589
61	BBCN Bancorp, Inc.	839
6	BBX Capital Corp., Class A*	86
25	Beneficial Bancorp, Inc.*	283
639	Berkshire Hathaway, Inc., Class B*	94,195
19	Berkshire Hills Bancorp, Inc.	507

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
133	BGC Partners, Inc., Class A	$1,208
45	BlackRock, Inc.	16,714
22	Blue Hills Bancorp, Inc.*	283
15	BNC Bancorp	243
11	BofI Holding, Inc.*	972
61	Boston Private Financial Holdings, Inc.	766
54	Boston Properties, Inc. (REIT)	7,420
9	Bridge Bancorp, Inc.	223
7	Bridge Capital Holdings*	150
54	Brookline Bancorp, Inc.	523
10	Bryn Mawr Bank Corp.	299
2	C1 Financial, Inc.*	33
13	Calamos Asset Management, Inc., Class A	166
6	Camden National Corp.	229
49	Campus Crest Communities, Inc. (REIT)	382
17	Capital Bank Financial Corp., Class A*	451
8	Capital City Bank Group, Inc.	124
195	Capital One Financial Corp.	15,348
109	Capitol Federal Financial, Inc.	1,353
73	Capstead Mortgage Corp. (REIT)	874
24	Cardinal Financial Corp.	470
22	CareTrust REIT, Inc. (REIT)	280
24	Cascade Bancorp*	116
21	Cash America International, Inc.	453
15	CatchMark Timber Trust, Inc., Class A (REIT)	182
61	Cathay General Bancorp	1,576
98	CBRE Group, Inc., Class A*	3,357
65	Cedar Realty Trust, Inc. (REIT)	486
27	CenterState Banks, Inc.	317
13	Central Pacific Financial Corp.	298
3	Century Bancorp, Inc./MA, Class A	116
181	Chambers Street Properties (REIT)	1,482
403	Charles Schwab Corp. (The)	11,824
13	Charter Financial Corp./MD	150
29	Chatham Lodging Trust (REIT)	842
25	Chemical Financial Corp.	754
42	Chesapeake Lodging Trust (REIT)	1,494
83	Chubb Corp. (The)	8,337
5	CIFC Corp.	40
52	Cincinnati Financial Corp.	2,744
1,062	Citigroup, Inc.	55,670
9	Citizens & Northern Corp.	173
34	Citizens, Inc./TX*	249
12	City Holding Co.	554
20	Clifton Bancorp, Inc.	265
111	CME Group, Inc.	10,648
11	CNB Financial Corp./PA	186
156	CNO Financial Group, Inc.	2,537
27	CoBiz Financial, Inc.	305
15	Cohen & Steers, Inc.	625
82	Colony Financial, Inc. (REIT)	2,067
44	Columbia Banking System, Inc.	1,240
63	Comerica, Inc.	2,884
31	Community Bank System, Inc.	1,101
12	Community Trust Bancorp, Inc.	392
9	CommunityOne Bancorp*	90
17	ConnectOne Bancorp, Inc.	310
3	Consolidated-Tomoka Land Co.	176
16	Consumer Portfolio Services, Inc.*	111
36	CorEnergy Infrastructure Trust, Inc. (REIT)	242
16	CoreSite Realty Corp. (REIT)	759
168	Cousins Properties, Inc. (REIT)	1,803
88	Cowen Group, Inc., Class A*	466
21	Crawford & Co., Class B	191
5	Credit Acceptance Corp.*	916
117	Crown Castle International Corp. (REIT)	10,098
8	CU Bancorp*	165
124	CubeSmart (REIT)	2,877
19	Customers Bancorp, Inc.*	421
81	CVB Financial Corp.	1,268
25	CyrusOne, Inc. (REIT)	743
124	CYS Investments, Inc. (REIT)	1,127
63	DCT Industrial Trust, Inc. (REIT)	2,273
2	Diamond Hill Investment Group, Inc.	281
149	DiamondRock Hospitality Co. (REIT)	2,158
25	Dime Community Bancshares, Inc.	389
159	Discover Financial Services	9,696
6	Donegal Group, Inc., Class A	92
49	DuPont Fabros Technology, Inc. (REIT)	1,534
42	Dynex Capital, Inc. (REIT)	350
101	E*TRADE Financial Corp.*	2,630
20	Eagle Bancorp, Inc.*	743
24	EastGroup Properties, Inc. (REIT)	1,512
35	Education Realty Trust, Inc. (REIT)	1,227
14	eHealth, Inc.*	127
4	EMC Insurance Group, Inc.	125
70	Empire State Realty Trust, Inc., Class A (REIT)	1,239
24	Employers Holdings, Inc.	566
20	Encore Capital Group, Inc.*	799
20	Enova International, Inc.*	462
7	Enstar Group Ltd.*	974
6	Enterprise Bancorp, Inc./MA	127
15	Enterprise Financial Services Corp.	302
44	EPR Properties (REIT)	2,684
47	Equity One, Inc. (REIT)	1,259
127	Equity Residential (REIT)	9,783
34	Essent Group Ltd.*	789
22	Essex Property Trust, Inc. (REIT)	4,893
69	EverBank Financial Corp.	1,241
25	Evercore Partners, Inc., Class A	1,281
47	Excel Trust, Inc. (REIT)	644
39	EZCORP, Inc., Class A*	407
7	FBL Financial Group, Inc., Class A	405
6	FBR & Co.*	145
6	FCB Financial Holdings, Inc., Class A*	152
8	Federal Agricultural Mortgage Corp., Class C	256
11	Federated National Holding Co.	318
95	FelCor Lodging Trust, Inc. (REIT)	1,023
9	Fidelity & Guaranty Life	186
13	Fidelity Southern Corp.	205
5	Fifth Street Asset Management, Inc.*	65
289	Fifth Third Bancorp	5,595
39	Financial Engines, Inc.	1,572
11	Financial Institutions, Inc.	248
81	First American Financial Corp.	2,837
7	First Bancorp, Inc./ME	116
79	First BanCorp./Puerto Rico*	521
15	First Bancorp/NC	264

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
55	First Busey Corp.	$348
3	First Business Financial Services, Inc.	139
22	First Cash Financial Services, Inc.*	1,059
7	First Citizens BancShares, Inc., Class A	1,766
72	First Commonwealth Financial Corp.	611
12	First Community Bancshares, Inc./VA	193
12	First Connecticut Bancorp, Inc./CT	178
7	First Defiance Financial Corp.	224
44	First Financial Bancorp	767
49	First Financial Bankshares, Inc.	1,287
9	First Financial Corp./IN	303
10	First Financial Northwest, Inc.	120
84	First Industrial Realty Trust, Inc. (REIT)	1,788
14	First Interstate BancSystem, Inc., Class A	369
27	First Merchants Corp.	609
57	First Midwest Bancorp, Inc./IL	975
11	First NBC Bank Holding Co.*	360
9	First of Long Island Corp. (The)	221
45	First Potomac Realty Trust (REIT)	538
126	FirstMerit Corp.	2,287
15	Flagstar Bancorp, Inc.*	222
23	Flushing Financial Corp.	450
132	FNB Corp./PA	1,694
27	Forestar Group, Inc.*	388
9	Fox Chase Bancorp, Inc.	147
137	Franklin Resources, Inc.	7,375
69	Franklin Street Properties Corp. (REIT)	871
5	FRP Holdings, Inc.*	153
35	FXCM, Inc., Class A	74
18	Gain Capital Holdings, Inc.	171
5	GAMCO Investors, Inc., Class A	377
220	General Growth Properties, Inc. (REIT)	6,382
174	Genworth Financial, Inc., Class A*	1,348
55	Geo Group, Inc. (The) (REIT)	2,373
10	German American Bancorp, Inc.	287
20	Getty Realty Corp. (REIT)	361
58	GFI Group, Inc.	353
57	Glacier Bancorp, Inc.	1,385
16	Gladstone Commercial Corp. (REIT)	291
6	Global Indemnity PLC*	162
142	Goldman Sachs Group, Inc. (The)	26,950
52	Government Properties Income Trust (REIT)	1,216
142	Gramercy Property Trust, Inc. (REIT)	1,001
8	Great Southern Bancorp, Inc.	299
14	Great Western Bancorp, Inc.	322
4	Green Bancorp, Inc.*	45
24	Green Dot Corp., Class A*	372
22	Greenhill & Co., Inc.	852
22	Greenlight Capital Re Ltd., Class A*	720
11	Guaranty Bancorp	168
11	Hallmark Financial Services, Inc.*	124
26	Hampton Roads Bankshares, Inc.*	42
63	Hancock Holding Co.	1,844
24	Hanmi Financial Corp.	474
20	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	333
151	Hartford Financial Services Group, Inc. (The)	6,185
74	Hatteras Financial Corp. (REIT)	1,358
7	HCI Group, Inc.	331
161	HCP, Inc. (REIT)	6,820
121	Health Care REIT, Inc. (REIT)	9,330
73	Healthcare Realty Trust, Inc. (REIT)	2,083
12	Heartland Financial USA, Inc.	369
16	Heritage Commerce Corp.	134
23	Heritage Financial Corp./WA	371
5	Heritage Insurance Holdings, Inc.*	99
17	Heritage Oaks Bancorp	131
153	Hersha Hospitality Trust (REIT)	1,027
25	HFF, Inc., Class A	889
69	Highwoods Properties, Inc. (REIT)	3,147
57	Hilltop Holdings, Inc.*	1,060
41	Home BancShares, Inc./AR	1,298
54	Home Loan Servicing Solutions Ltd.	994
11	HomeStreet, Inc.*	190
16	HomeTrust Bancshares, Inc.*	252
31	Horace Mann Educators Corp.	999
7	Horizon Bancorp/IN	158
265	Host Hotels & Resorts, Inc. (REIT)	5,565
169	Hudson City Bancorp, Inc.	1,649
50	Hudson Pacific Properties, Inc. (REIT)	1,598
11	Hudson Valley Holding Corp.	286
285	Huntington Bancshares, Inc./OH	3,118
24	Iberiabank Corp.	1,515
6	Independence Holding Co.	71
19	Independent Bank Corp./MA	795
17	Independent Bank Corp./MI	217
7	Independent Bank Group, Inc.	252
9	Infinity Property & Casualty Corp.	698
67	Inland Real Estate Corp. (REIT)	717
40	Intercontinental Exchange, Inc.	9,414
41	International Bancshares Corp.	1,015
12	INTL FCStone, Inc.*	327
151	Invesco Ltd.	6,081
94	Invesco Mortgage Capital, Inc. (REIT)	1,501
27	Investment Technology Group, Inc.*	608
273	Investors Bancorp, Inc.	3,134
85	Investors Real Estate Trust (REIT)	651
65	Iron Mountain, Inc. (REIT)	2,389
65	iStar Financial, Inc. (REIT)*	861
114	Janus Capital Group, Inc.	1,879
9	JG Wentworth Co., Class A*	93
1,310	JPMorgan Chase & Co.	80,277
3	Kansas City Life Insurance Co.	140
34	KCG Holdings, Inc., Class A*	428
11	Kearny Financial Corp.*	146
33	Kemper Corp.	1,214
55	Kennedy-Wilson Holdings, Inc.	1,472
304	KeyCorp	4,235
144	Kimco Realty Corp. (REIT)	3,784
25	Kite Realty Group Trust (REIT)	708
12	Ladder Capital Corp. (REIT)*	221
76	Ladenburg Thalmann Financial Services, Inc.*	293
29	Lakeland Bancorp, Inc.	315

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
13	Lakeland Financial Corp.	$508
85	LaSalle Hotel Properties (REIT)	3,308
30	LegacyTexas Financial Group, Inc.	690
35	Legg Mason, Inc.	2,004
5	LendingTree, Inc.*	265
111	Leucadia National Corp.	2,634
157	Lexington Realty Trust (REIT)	1,700
91	Lincoln National Corp.	5,245
105	Loews Corp.	4,306
27	LTC Properties, Inc. (REIT)	1,205
46	M&T Bank Corp.	5,566
20	Macatawa Bank Corp.	108
49	Macerich Co. (The) (REIT)	4,099
68	Mack-Cali Realty Corp. (REIT)	1,279
38	Maiden Holdings Ltd.	544
16	MainSource Financial Group, Inc.	299
10	Manning & Napier, Inc.	120
6	Marcus & Millichap, Inc.*	222
29	MarketAxess Holdings, Inc.	2,308
6	Marlin Business Services Corp.	112
190	Marsh & McLennan Cos., Inc.	10,809
51	MB Financial, Inc.	1,591
95	McGraw Hill Financial, Inc.	9,794
38	Meadowbrook Insurance Group, Inc.	318
158	Medical Properties Trust, Inc. (REIT)	2,392
5	Medley Management, Inc., Class A	52
13	Mercantile Bank Corp.	247
4	Merchants Bancshares, Inc./VT	116
15	Meridian Bancorp, Inc.*	186
5	Meta Financial Group, Inc.	178
398	MetLife, Inc.	20,230
11	Metro Bancorp, Inc.	278
258	MGIC Investment Corp.*	2,356
6	MidSouth Bancorp, Inc.	86
5	MidWestOne Financial Group, Inc.	144
6	Moelis & Co., Class A	193
43	Monmouth Real Estate Investment Corp. (REIT)	485
28	Montpelier Re Holdings Ltd.	1,009
64	Moody’s Corp.	6,204
535	Morgan Stanley	19,148
41	NASDAQ OMX Group, Inc. (The)	2,057
27	National Bank Holdings Corp., Class A	503
5	National Bankshares, Inc.	145
27	National General Holdings Corp.	502
29	National Health Investors, Inc. (REIT)	2,064
5	National Interstate Corp.	134
95	National Penn Bancshares, Inc.	1,019
2	National Western Life Insurance Co., Class A	503
144	Navient Corp.	3,082
8	Navigators Group, Inc. (The)*	598
33	NBT Bancorp, Inc.	792
16	Nelnet, Inc., Class A	746
108	New Residential Investment Corp. (REIT)	1,632
80	New York Mortgage Trust, Inc. (REIT)	632
124	New York REIT, Inc. (REIT)	1,288
26	NewBridge Bancorp*	216
20	NewStar Financial, Inc.*	200
8	Nicholas Financial, Inc.*	119
39	NMI Holdings, Inc., Class A*	285
78	Northern Trust Corp.	5,447
39	Northfield Bancorp, Inc.	564
5	Northrim BanCorp, Inc.	118
72	Northwest Bancshares, Inc.	851
10	OceanFirst Financial Corp.	163
34	OFG Bancorp	593
6	Old Line Bancshares, Inc.	88
90	Old National Bancorp/IN	1,268
18	OM Asset Management PLC*	323
9	One Liberty Properties, Inc. (REIT)	213
17	OneBeacon Insurance Group Ltd., Class A	255
8	Oppenheimer Holdings, Inc., Class A	169
4	Opus Bank	117
35	Oritani Financial Corp.	501
8	Owens Realty Mortgage, Inc. (REIT)	100
14	Pacific Continental Corp.	190
13	Pacific Premier Bancorp, Inc.*	205
3	Palmetto Bancshares, Inc.	50
10	Park National Corp.	851
34	Park Sterling Corp.	231
60	Parkway Properties, Inc./MD (REIT)	1,057
12	Peapack Gladstone Financial Corp.	236
54	Pebblebrook Hotel Trust (REIT)	2,623
4	Penns Woods Bancorp, Inc.	185
52	Pennsylvania Real Estate Investment Trust (REIT)	1,185
10	PennyMac Financial Services, Inc., Class A*	175
56	PennyMac Mortgage Investment Trust (REIT)	1,201
10	Peoples Bancorp, Inc./OH	237
6	Peoples Financial Services Corp.	249
108	People’s United Financial, Inc.	1,634
39	PHH Corp.*	947
4	Phoenix Cos., Inc. (The)*	230
54	Physicians Realty Trust (REIT)	888
17	PICO Holdings, Inc.*	292
27	Pinnacle Financial Partners, Inc.	1,134
12	Piper Jaffray Cos.*	657
19	Platinum Underwriters Holdings Ltd.	1,451
62	Plum Creek Timber Co., Inc. (REIT)	2,693
184	PNC Financial Services Group, Inc. (The)	16,921
31	Potlatch Corp. (REIT)	1,238
38	PRA Group, Inc.*	1,903
9	Preferred Bank/CA	243
42	Primerica, Inc.	2,215
96	Principal Financial Group, Inc.	4,912
55	PrivateBancorp, Inc.	1,910
187	Progressive Corp. (The)	4,984
175	Prologis, Inc. (REIT)	7,474
53	Prosperity Bancshares, Inc.	2,742
46	Provident Financial Services, Inc.	837
161	Prudential Financial, Inc.	13,017
15	PS Business Parks, Inc. (REIT)	1,248
51	Public Storage (REIT)	10,058
9	Pzena Investment Management, Inc., Class A	75

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
9	QTS Realty Trust, Inc., Class A (REIT)	$322
146	Radian Group, Inc.	2,308
63	RAIT Financial Trust (REIT)	464
59	Ramco-Gershenson Properties Trust (REIT)	1,104
7	RCS Capital Corp., Class A	80
8	RE/MAX Holdings, Inc., Class A	262
63	Redwood Trust, Inc. (REIT)	1,205
8	Regional Management Corp.*	125
482	Regions Financial Corp.	4,632
24	Renasant Corp.	684
8	Republic Bancorp, Inc./KY, Class A	191
24	Republic First Bancorp, Inc.*	80
12	Resource America, Inc., Class A	112
99	Resource Capital Corp. (REIT)	498
69	Retail Opportunity Investments Corp. (REIT)	1,156
44	Rexford Industrial Realty, Inc. (REIT)	706
33	RLI Corp.	1,597
100	RLJ Lodging Trust (REIT)	3,181
28	Rouse Properties, Inc. (REIT)	484
33	Ryman Hospitality Properties, Inc. (REIT)	1,983
23	S&T Bancorp, Inc.	652
45	Sabra Health Care REIT, Inc. (REIT)	1,471
16	Safeguard Scientifics, Inc.*	295
10	Safety Insurance Group, Inc.	585
19	Sandy Spring Bancorp, Inc.	490
7	Saul Centers, Inc. (REIT)	377
15	Seacoast Banking Corp. of Florida*	198
28	Select Income REIT (REIT)	691
43	Selective Insurance Group, Inc.	1,171
1	ServisFirst Bancshares, Inc.	32
9	Sierra Bancorp	146
29	Silver Bay Realty Trust Corp. (REIT)	469
4	Silvercrest Asset Management Group, Inc., Class A	56
12	Simmons First National Corp., Class A	491
109	Simon Property Group, Inc. (REIT)	20,749
18	South State Corp.	1,216
18	Southside Bancshares, Inc.	517
15	Southwest Bancorp, Inc./OK	250
25	Sovran Self Storage, Inc. (REIT)	2,300
19	Springleaf Holdings, Inc.*	731
5	Square 1 Financial, Inc., Class A*	138
48	St. Joe Co. (The)*	816
43	STAG Industrial, Inc. (REIT)	1,073
30	Starwood Waypoint Residential Trust (REIT)	755
12	State Auto Financial Corp.	284
27	State Bank Financial Corp.	551
20	State National Cos., Inc.	187
146	State Street Corp.	10,870
69	Sterling Bancorp/DE	947
16	Stewart Information Services Corp.	602
50	Stifel Financial Corp.*	2,738
11	Stock Yards Bancorp, Inc.	365
8	Stonegate Bank	233
11	Stonegate Mortgage Corp.*	110
24	STORE Capital Corp. (REIT)	543
204	Strategic Hotels & Resorts, Inc. (REIT)*	2,676
9	Suffolk Bancorp	203
65	Summit Hotel Properties, Inc. (REIT)	853
6	Sun Bancorp, Inc./NJ*	111
37	Sun Communities, Inc. (REIT)	2,501
158	Sunstone Hotel Investors, Inc. (REIT)	2,757
183	SunTrust Banks, Inc.	7,503
143	Susquehanna Bancshares, Inc.	1,918
57	Symetra Financial Corp.	1,287
91	T. Rowe Price Group, Inc.	7,517
14	Talmer Bancorp, Inc., Class A	198
10	Tejon Ranch Co.*	246
33	Terreno Realty Corp. (REIT)	727
7	Territorial Bancorp, Inc.	151
35	Texas Capital Bancshares, Inc.*	1,625
43	Third Point Reinsurance Ltd.*	604
6	Tiptree Financial, Inc., Class A*	44
11	Tompkins Financial Corp.	571
45	Torchmark Corp.	2,396
33	Towne Bank/VA	512
14	Trade Street Residential, Inc. (REIT)	109
116	Travelers Cos., Inc. (The)	12,463
17	Trico Bancshares	406
17	TriState Capital Holdings, Inc.*	165
6	Triumph Bancorp, Inc.*	76
72	TrustCo Bank Corp./NY	487
51	Trustmark Corp.	1,176
627	U.S. Bancorp/MN	27,970
29	UMB Financial Corp.	1,495
16	UMH Properties, Inc. (REIT)	151
127	Umpqua Holdings Corp.	2,101
35	Union Bankshares Corp.	765
53	United Bankshares, Inc./WV	1,985
38	United Community Banks, Inc./GA	723
39	United Community Financial Corp./OH	203
37	United Financial Bancorp, Inc.	458
16	United Fire Group, Inc.	461
13	United Insurance Holdings Corp.	317
9	Universal Health Realty Income Trust (REIT)	457
24	Universal Insurance Holdings, Inc.	598
12	Univest Corp. of Pennsylvania	228
88	Unum Group	2,953
20	Urstadt Biddle Properties, Inc., Class A (REIT)	454
173	Valley National Bancorp	1,661
112	Ventas, Inc. (REIT)	8,341
5	Virtus Investment Partners, Inc.	660
61	Vornado Realty Trust (REIT)	6,712
14	Walker & Dunlop, Inc.*	224
29	Walter Investment Management Corp.*	483
77	Washington Federal, Inc.	1,626
51	Washington Real Estate Investment Trust (REIT)	1,445
11	Washington Trust Bancorp, Inc.	413
26	Waterstone Financial, Inc.	335
69	Webster Financial Corp.	2,383
1,655	Wells Fargo & Co.	90,677
25	WesBanco, Inc.	803
12	West Bancorp., Inc.	210

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
20	Westamerica Bancorp.	$861
58	Western Alliance Bancorp.*	1,647
32	Western Asset Mortgage Capital Corp. (REIT)	480
6	Westwood Holdings Group, Inc.	375
184	Weyerhaeuser Co. (REIT)	6,460
17	Whitestone REIT (REIT)	268
54	Wilshire Bancorp, Inc.	514
35	Wintrust Financial Corp.	1,648
82	WisdomTree Investments, Inc.	1,533
6	World Acceptance Corp.*	493
7	WSFS Financial Corp.	544
90	XL Group PLC	3,258
16	Yadkin Financial Corp.*	308
71	Zions Bancorp.	1,898
		1,370,383
	Health Care — 2.9%

4	AAC Holdings, Inc.*	144
17	Abaxis, Inc.	1,036
528	Abbott Laboratories	25,011
558	AbbVie, Inc.	33,759
30	Abiomed, Inc.*	1,824
33	Acadia Healthcare Co., Inc.*	2,087
60	ACADIA Pharmaceuticals, Inc.*	2,278
17	Accelerate Diagnostics, Inc.*	340
13	Acceleron Pharma, Inc.*	528
59	Accuray, Inc.*	530
19	AcelRx Pharmaceuticals, Inc.*	168
5	Achaogen, Inc.*	56
87	Achillion Pharmaceuticals, Inc.*	1,056
32	Acorda Therapeutics, Inc.*	1,083
93	Actavis PLC*	27,096
19	Actinium Pharmaceuticals, Inc.*	59
2	Adamas Pharmaceuticals, Inc.*	35
5	Addus HomeCare Corp.*	109
4	Adeptus Health, Inc., Class A*	177
22	Aegerion Pharmaceuticals, Inc.*	598
8	Aerie Pharmaceuticals, Inc.*	225
123	Aetna, Inc.	12,245
55	Affymetrix, Inc.*	643
47	Agenus, Inc.*	230
117	Agilent Technologies, Inc.	4,939
11	Agios Pharmaceuticals, Inc.*	1,180
30	Air Methods Corp.*	1,590
6	Akebia Therapeutics, Inc.*	56
48	Akorn, Inc.*	2,583
18	Albany Molecular Research, Inc.*	292
8	Alder Biopharmaceuticals, Inc.*	215
69	Alexion Pharmaceuticals, Inc.*	12,446
20	Alimera Sciences, Inc.*	105
104	Allergan, Inc.	24,205
4	Alliance HealthCare Services, Inc.*	96
6	Almost Family, Inc.*	214
17	AMAG Pharmaceuticals, Inc.*	837
21	Amedisys, Inc.*	634
73	AmerisourceBergen Corp.	7,501
267	Amgen, Inc.	42,111
35	AMN Healthcare Services, Inc.*	790
7	Amphastar Pharmaceuticals, Inc.*	98
31	Ampio Pharmaceuticals, Inc.*	175
32	Amsurg Corp.*	1,923
25	Anacor Pharmaceuticals, Inc.*	1,087
9	Analogic Corp.	780
19	AngioDynamics, Inc.*	353
5	ANI Pharmaceuticals, Inc.*	337
11	Anika Therapeutics, Inc.*	439
89	Antares Pharma, Inc.*	232
95	Anthem, Inc.	13,913
4	Applied Genetic Technologies Corp.*	81
22	Aratana Therapeutics, Inc.*	424
4	Ardelyx, Inc.*	63
184	Arena Pharmaceuticals, Inc.*	830
126	ARIAD Pharmaceuticals, Inc.*	1,024
107	Array BioPharma, Inc.*	852
42	Arrowhead Research Corp.*	316
5	Atara Biotherapeutics, Inc.*	98
21	AtriCure, Inc.*	371
1	Atrion Corp.	325
8	Auspex Pharmaceuticals, Inc.*	538
6	Avalanche Biotechnologies, Inc.*	217
190	Baxter International, Inc.	13,138
67	Becton, Dickinson and Co.	9,830
53	BioCryst Pharmaceuticals, Inc.*	541
32	BioDelivery Sciences International, Inc.*	480
83	Biogen Idec, Inc.*	33,996
56	Bio-Path Holdings, Inc.*	104
19	Bio-Reference Laboratories, Inc.*	664
52	BioScrip, Inc.*	318
3	BioSpecifics Technologies Corp.*	117
20	BioTelemetry, Inc.*	193
40	BioTime, Inc.*	168
19	Bluebird Bio, Inc.*	1,811
465	Boston Scientific Corp.*	7,858
581	Bristol-Myers Squibb Co.	35,395
26	C.R. Bard, Inc.	4,398
6	Calithera Biosciences, Inc.*	91
23	Cambrex Corp.*	788
26	Cantel Medical Corp.	1,180
22	Capital Senior Living Corp.*	550
4	Cara Therapeutics, Inc.*	41
116	Cardinal Health, Inc.	10,207
21	Cardiovascular Systems, Inc.*	792
71	CareFusion Corp.*	4,266
10	Castlight Health, Inc., Class B*	73
37	Catalent, Inc.*	1,035
280	Celgene Corp.*	34,028
68	Celldex Therapeutics, Inc.*	1,737
7	Cellular Dynamics International, Inc.*	38
23	Cempra, Inc.*	762
53	Cepheid, Inc.*	3,013
107	Cerner Corp.*	7,710
69	Cerus Corp.*	329
13	Chemed Corp.	1,514
21	ChemoCentryx, Inc.*	171
23	Chimerix, Inc.*	931
92	Cigna Corp.	11,190
9	Civitas Solutions, Inc.*	171
19	Clovis Oncology, Inc.*	1,453
5	Coherus Biosciences, Inc.*	158
9	Computer Programs & Systems, Inc.	473
21	CONMED Corp.	1,077
41	Corcept Therapeutics, Inc.*	136
8	CorVel Corp.*	283
24	Cross Country Healthcare, Inc.*	311
21	CryoLife, Inc.	220
114	CTI BioPharma Corp.*	267
20	Cyberonics, Inc.*	1,370

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
17	Cynosure, Inc., Class A*	$517
26	Cytokinetics, Inc.*	200
60	Cytori Therapeutics, Inc.*	67
43	CytRx Corp.*	139
60	DaVita HealthCare Partners, Inc.*	4,476
50	DENTSPLY International, Inc.	2,650
44	Depomed, Inc.*	966
17	Derma Sciences, Inc.*	135
6	Dermira, Inc.*	100
57	DexCom, Inc.*	3,462
3	Dicerna Pharmaceuticals, Inc.*	73
104	Dyax Corp.*	1,571
20	Dynavax Technologies Corp.*	352
37	Edwards Lifesciences Corp.*	4,922
3	Egalet Corp.*	45
4	Eleven Biotherapeutics, Inc.*	42
343	Eli Lilly & Co.	24,068
22	Emergent Biosolutions, Inc.*	659
8	Enanta Pharmaceuticals, Inc.*	287
58	Endo International PLC*	4,965
28	Endocyte, Inc.*	162
49	Endologix, Inc.*	773
17	Ensign Group, Inc. (The)	749
27	Enzo Biochem, Inc.*	83
10	Epizyme, Inc.*	235
5	Esperion Therapeutics, Inc.*	312
68	Exact Sciences Corp.*	1,528
7	Exactech, Inc.*	163
26	ExamWorks Group, Inc.*	1,050
148	Exelixis, Inc.*	434
257	Express Scripts Holding Co.*	21,791
7	FibroGen, Inc.*	223
16	Five Prime Therapeutics, Inc.*	412
33	Five Star Quality Care, Inc.*	120
5	Flexion Therapeutics, Inc.*	114
21	Fluidigm Corp.*	928
11	Foundation Medicine, Inc.*	525
14	Galectin Therapeutics, Inc.*	48
90	Galena Biopharma, Inc.*	162
18	Genesis Healthcare, Inc.*	128
32	GenMark Diagnostics, Inc.*	407
3	Genocea Biosciences, Inc.*	26
13	Genomic Health, Inc.*	395
120	Geron Corp.*	362
529	Gilead Sciences, Inc.*	54,767
50	Globus Medical, Inc., Class A*	1,214
19	Greatbatch, Inc.*	1,010
40	Haemonetics Corp.*	1,778
79	Halozyme Therapeutics, Inc.*	1,191
27	Hanger, Inc.*	699
106	HCA Holdings, Inc.*	7,583
8	HealthEquity, Inc.*	162
67	HealthSouth Corp.	2,912
16	HealthStream, Inc.*	414
24	Healthways, Inc.*	537
13	HeartWare International, Inc.*	1,108
18	Heron Therapeutics, Inc.*	234
67	HMS Holdings Corp.*	1,175
50	Horizon Pharma PLC*	1,026
59	Hospira, Inc.*	5,165
54	Humana, Inc.	8,877
10	Hyperion Therapeutics, Inc.*	295
10	ICU Medical, Inc.*	889
66	Idera Pharmaceuticals, Inc.*	321
24	IGI Laboratories, Inc.*	276
5	Immune Design Corp.*	110
65	ImmunoGen, Inc.*	494
63	Immunomedics, Inc.*	257
53	Impax Laboratories, Inc.*	2,135
5	Imprivata, Inc.*	68
7	INC Research Holdings, Inc., Class A*	210
37	Infinity Pharmaceuticals, Inc.*	562
4	Inogen, Inc.*	133
46	Inovio Pharmaceuticals, Inc.*	325
38	Insmed, Inc.*	705
42	Insulet Corp.*	1,333
8	Insys Therapeutics, Inc.*	480
19	Integra LifeSciences Holdings Corp.*	1,140
4	Intersect ENT, Inc.*	106
13	Intra-Cellular Therapies, Inc.*	323
29	Intrexon Corp.*	1,191
13	Intuitive Surgical, Inc.*	6,500
25	Invacare Corp.	474
13	IPC Healthcare, Inc.*	562
91	Ironwood Pharmaceuticals, Inc.*	1,406
90	Isis Pharmaceuticals, Inc.*	6,170
981	Johnson & Johnson	100,562
7	K2M Group Holdings, Inc.*	143
11	Karyopharm Therapeutics, Inc.*	300
77	Keryx Biopharmaceuticals, Inc.*	936
8	Kindred Biosciences, Inc.*	54
60	Kindred Healthcare, Inc.	1,273
7	Kite Pharma, Inc.*	458
13	KYTHERA Biopharmaceuticals, Inc.*	540
35	Laboratory Corp. of America Holdings*	4,306
7	Landauer, Inc.	267
20	Lannett Co., Inc.*	1,248
13	LDR Holding Corp.*	508
191	Lexicon Pharmaceuticals, Inc.*	180
9	LHC Group, Inc.*	304
15	Ligand Pharmaceuticals, Inc.*	826
3	Loxo Oncology, Inc.*	39
29	Luminex Corp.*	456
15	MacroGenics, Inc.*	519
21	Magellan Health, Inc.*	1,345
41	Mallinckrodt PLC*	4,786
174	MannKind Corp.*	1,134
34	Masimo Corp.*	1,002
81	McKesson Corp.	18,525
47	MedAssets, Inc.*	903
50	Medicines Co. (The)*	1,438
41	Medidata Solutions, Inc.*	1,973
497	Medtronic PLC	38,562
999	Merck & Co., Inc.	58,481
54	Merge Healthcare, Inc.*	216
32	Meridian Bioscience, Inc.	634
33	Merit Medical Systems, Inc.*	647
75	Merrimack Pharmaceuticals, Inc.*	804
71	MiMedx Group, Inc.*	735
7	Mirati Therapeutics, Inc.*	166
23	Molina Healthcare, Inc.*	1,465
37	Momenta Pharmaceuticals, Inc.*	505
131	Mylan, Inc.*	7,510
8	NanoString Technologies, Inc.*	84
33	NanoViricides, Inc.*	87
8	National HealthCare Corp.	504
8	National Research Corp., Class A	111
25	Natus Medical, Inc.*	895

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
115	Navidea Biopharmaceuticals, Inc.*	$186
97	Nektar Therapeutics*	1,268
28	Neogen Corp.*	1,432
19	NeoStem, Inc.*	71
52	Neuralstem, Inc.*	196
64	Neurocrine Biosciences, Inc.*	2,499
6	Nevro Corp.*	251
15	NewLink Genetics Corp.*	646
29	Northwest Biotherapeutics, Inc.*	214
182	Novavax, Inc.*	1,665
36	NuVasive, Inc.*	1,647
47	NxStage Medical, Inc.*	807
4	Ocular Therapeutix, Inc.*	143
16	Ohr Pharmaceutical, Inc.*	123
29	Omeros Corp.*	605
28	Omnicell, Inc.*	981
10	OncoMed Pharmaceuticals, Inc.*	250
72	Oncothyreon, Inc.*	115
11	Ophthotech Corp.*	591
150	OPKO Health, Inc.*	2,184
43	OraSure Technologies, Inc.*	308
93	Orexigen Therapeutics, Inc.*	525
48	Organovo Holdings, Inc.*	284
14	Orthofix International N.V.*	454
14	Osiris Therapeutics, Inc.*	242
6	Otonomy, Inc.*	222
13	OvaScience, Inc.*	592
48	Owens & Minor, Inc.	1,712
13	Oxford Immunotec Global PLC*	183
44	Pacific Biosciences of California, Inc.*	277
27	Pacira Pharmaceuticals, Inc.*	3,099
29	Pain Therapeutics, Inc.*	55
43	PAREXEL International Corp.*	2,772
30	Patterson Cos., Inc.	1,502
122	PDL BioPharma, Inc.	852
135	Peregrine Pharmaceuticals, Inc.*	190
40	PerkinElmer, Inc.	1,880
25	Pernix Therapeutics Holdings, Inc.*	268
49	Perrigo Co. PLC	7,569
2,208	Pfizer, Inc.	75,779
23	PharMerica Corp.*	575
11	Phibro Animal Health Corp., Class A	399
10	PhotoMedex, Inc.*	18
33	Portola Pharmaceuticals, Inc.*	1,257
21	POZEN, Inc.*	154
15	PRA Health Sciences, Inc.*	473
40	Prestige Brands Holdings, Inc.*	1,542
53	Progenics Pharmaceuticals, Inc.*	345
20	Prothena Corp. PLC*	532
9	Providence Service Corp. (The)*	414
19	PTC Therapeutics, Inc.*	1,355
18	Puma Biotechnology, Inc.*	3,834
38	Quality Systems, Inc.	660
51	Quest Diagnostics, Inc.	3,577
22	Quidel Corp.*	565
7	Radius Health, Inc.*	299
25	RadNet, Inc.*	219
48	Raptor Pharmaceutical Corp.*	445
17	Receptos, Inc.*	2,153
12	Regado Biosciences, Inc.*	14
26	Regeneron Pharmaceuticals, Inc.*	10,760
12	Regulus Therapeutics, Inc.*	222
13	Relypsa, Inc.*	504
24	Repligen Corp.*	617
19	Repros Therapeutics, Inc.*	175
16	Retrophin, Inc.*	227
7	Revance Therapeutics, Inc.*	112
67	Rigel Pharmaceuticals, Inc.*	200
36	Rockwell Medical, Inc.*	360
4	Roka Bioscience, Inc.*	17
43	RTI Surgical, Inc.*	229
4	Sage Therapeutics, Inc.*	174
17	Sagent Pharmaceuticals, Inc.*	462
52	Sangamo BioSciences, Inc.*	875
31	Sarepta Therapeutics, Inc.*	431
39	SciClone Pharmaceuticals, Inc.*	301
3	Second Sight Medical Products, Inc.*	49
60	Select Medical Holdings Corp.	814
89	Sequenom, Inc.*	312
4	Sientra, Inc.*	74
32	Spectranetics Corp. (The)*	1,082
50	Spectrum Pharmaceuticals, Inc.*	312
100	St. Jude Medical, Inc.	6,668
29	STAAR Surgical Co.*	199
11	Stemline Therapeutics, Inc.*	167
45	STERIS Corp.	2,903
105	Stryker Corp.	9,949
14	Sucampo Pharmaceuticals, Inc., Class A*	215
38	Sunesis Pharmaceuticals, Inc.*	84
22	Supernus Pharmaceuticals, Inc.*	198
10	Surgical Care Affiliates, Inc.*	325
10	SurModics, Inc.*	241
7	Symmetry Surgical, Inc.*	52
18	Synageva BioPharma Corp.*	1,777
71	Synergy Pharmaceuticals, Inc.*	214
49	Synta Pharmaceuticals Corp.*	118
5	T2 Biosystems, Inc.*	83
6	Tandem Diabetes Care, Inc.*	70
54	Team Health Holdings, Inc.*	3,201
34	Tenet Healthcare Corp.*	1,574
15	TESARO, Inc.*	800
20	Tetraphase Pharmaceuticals, Inc.*	789
21	TG Therapeutics, Inc.*	305
91	TherapeuticsMD, Inc.*	461
18	Theravance Biopharma, Inc.*	391
63	Theravance, Inc.	1,138
140	Thermo Fisher Scientific, Inc.	18,200
41	Thoratec Corp.*	1,670
45	Threshold Pharmaceuticals, Inc.*	197
5	Tokai Pharmaceuticals, Inc.*	76
27	Tornier N.V.*	660
22	TransEnterix, Inc.*	63
19	Triple-S Management Corp., Class B*	358
6	TriVascular Technologies, Inc.*	62
6	Trupanion, Inc.*	46
9	U.S. Physical Therapy, Inc.	382
6	Ultragenyx Pharmaceutical, Inc.*	326
95	Unilife Corp.*	375
336	UnitedHealth Group, Inc.	38,180
32	Universal American Corp.*	296
32	Universal Health Services, Inc., Class B	3,627
3	Utah Medical Products, Inc.	178
30	Vanda Pharmaceuticals, Inc.*	323
35	Varian Medical Systems, Inc.*	3,254
13	Vascular Solutions, Inc.*	379

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
5	Veracyte, Inc.*	$44
21	Verastem, Inc.*	156
6	Versartis, Inc.*	119
84	Vertex Pharmaceuticals, Inc.*	10,032
5	Vitae Pharmaceuticals, Inc.*	58
4	Vital Therapies, Inc.*	89
69	VIVUS, Inc.*	180
17	Vocera Communications, Inc.*	176
29	Waters Corp.*	3,491
33	WellCare Health Plans, Inc.*	2,997
54	West Pharmaceutical Services, Inc.	2,955
38	Wright Medical Group, Inc.*	936
11	Xencor, Inc.*	172
44	XenoPort, Inc.*	301
69	XOMA Corp.*	255
6	Zafgen, Inc.*	232
22	ZELTIQ Aesthetics, Inc.*	734
59	Zimmer Holdings, Inc.	7,103
69	ZIOPHARM Oncology, Inc.*	777
176	Zoetis, Inc.	8,112
94	Zogenix, Inc.*	158
5	ZS Pharma, Inc.*	247
		1,175,213
	Industrials — 2.2%

225	3M Co.	37,946
32	AAON, Inc.	720
30	AAR Corp.	882
43	ABM Industries, Inc.	1,337
38	Acacia Research Corp.	477
87	ACCO Brands Corp.*	662
29	Accuride Corp.*	156
22	Aceto Corp.	471
47	Actuant Corp., Class A	1,196
61	ADT Corp. (The)	2,392
12	Advanced Drainage Systems, Inc.	326
32	Advisory Board Co. (The)*	1,732
29	Aegion Corp.*	525
15	Aerovironment, Inc.*	411
40	Air Transport Services Group, Inc.*	360
49	Aircastle Ltd.	1,130
5	Alamo Group, Inc.	251
21	Albany International Corp., Class A	792
11	Allegiant Travel Co.	2,020
34	Allegion PLC	1,963
21	Altra Industrial Motion Corp.	573
15	Ameresco, Inc., Class A*	94
7	American Railcar Industries, Inc.	393
6	American Science & Engineering, Inc.	314
9	American Woodmark Corp.*	474
86	AMETEK, Inc.	4,570
22	Apogee Enterprises, Inc.	1,009
32	Applied Industrial Technologies, Inc.	1,402
31	ARC Document Solutions, Inc.*	262
2	ARC Group Worldwide, Inc.*	12
20	ArcBest Corp.	838
10	Argan, Inc.	324
14	Astec Industries, Inc.	599
14	Astronics Corp.*	974
19	Atlas Air Worldwide Holdings, Inc.*	862
20	AZZ, Inc.	908
38	Baltic Trading Ltd.	68
41	Barnes Group, Inc.	1,641
5	Barrett Business Services, Inc.	186
38	Beacon Roofing Supply, Inc.*	1,141
38	Blount International, Inc.	630
232	Boeing Co. (The)	34,997
37	Brady Corp., Class A	998
36	Briggs & Stratton Corp.	750
37	Brink’s Co. (The)	1,041
35	Builders FirstSource, Inc.*	211
51	C.H. Robinson Worldwide, Inc.	3,789
12	CAI International, Inc.*	291
251	Capstone Turbine Corp.*	178
30	Casella Waste Systems, Inc., Class A*	132
212	Caterpillar, Inc.	17,575
32	CBIZ, Inc.*	283
11	CDI Corp.	202
16	Ceco Environmental Corp.	228
16	Celadon Group, Inc.	420
42	Cenveo, Inc.*	88
23	Chart Industries, Inc.*	804
34	Cintas Corp.	2,838
13	CIRCOR International, Inc.	698
72	Civeo Corp.	284
38	CLARCOR, Inc.	2,501
15	Columbus McKinnon Corp.	398
29	Comfort Systems USA, Inc.	542
20	Commercial Vehicle Group, Inc.*	115
9	Continental Building Products, Inc.*	188
26	Corporate Executive Board Co. (The)	2,033
13	Corporate Resource Services, Inc.*	2
7	CRA International, Inc.*	211
349	CSX Corp.	11,974
16	Cubic Corp.	836
60	Cummins, Inc.	8,534
37	Curtiss-Wright Corp.	2,685
214	Danaher Corp.	18,678
126	Deere & Co.	11,416
293	Delta Air Lines, Inc.	13,044
38	Deluxe Corp.	2,529
58	DigitalGlobe, Inc.*	1,928
17	Douglas Dynamics, Inc.	383
58	Dover Corp.	4,179
8	Ducommun, Inc.*	199
13	Dun & Bradstreet Corp. (The)	1,722
10	DXP Enterprises, Inc.*	458
26	Dycom Industries, Inc.*	1,153
11	Dynamic Materials Corp.	178
166	Eaton Corp. PLC	11,788
18	Echo Global Logistics, Inc.*	523
51	EMCOR Group, Inc.	2,246
243	Emerson Electric Co.	14,075
16	Encore Wire Corp.	597
29	Energy Recovery, Inc.*	98
34	EnerSys	2,220
13	Engility Holdings, Inc.	469
20	Ennis, Inc.	279
14	Enphase Energy, Inc.*	193
17	EnPro Industries, Inc.	1,118
42	Equifax, Inc.	3,922
5	Erickson, Inc.*	31
20	ESCO Technologies, Inc.	771
24	Esterline Technologies Corp.*	2,828
8	ExOne Co. (The)*	121

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
68	Expeditors International of Washington, Inc.	$3,284
10	Exponent, Inc.	865
96	Fastenal Co.	3,989
48	Federal Signal Corp.	792
92	FedEx Corp.	16,282
48	Flowserve Corp.	2,982
52	Fluor Corp.	3,016
24	Forward Air Corp.	1,284
8	Franklin Covey Co.*	143
36	Franklin Electric Co., Inc.	1,313
9	FreightCar America, Inc.	282
31	FTI Consulting, Inc.*	1,143
179	FuelCell Energy, Inc.*	234
29	Furmanite Corp.*	202
15	G&K Services, Inc., Class A	1,080
46	GenCorp, Inc.*	888
52	Generac Holdings, Inc.*	2,563
37	General Cable Corp.	556
110	General Dynamics Corp.	15,266
3,520	General Electric Co.	91,485
8	General Finance Corp.*	74
24	Gibraltar Industries, Inc.*	352
16	Global Brass & Copper Holdings, Inc.	225
13	Global Power Equipment Group, Inc.	173
14	Gorman-Rupp Co. (The)	402
10	GP Strategies Corp.*	357
90	GrafTech International Ltd.*	351
8	Graham Corp.	181
30	Granite Construction, Inc.	994
46	Great Lakes Dredge & Dock Corp.*	281
21	Greenbrier Cos., Inc. (The)	1,234
30	Griffon Corp.	490
24	H&E Equipment Services, Inc.	588
62	Harsco Corp.	1,022
34	Hawaiian Holdings, Inc.*	629
54	Healthcare Services Group, Inc.	1,813
41	Heartland Express, Inc.	1,032
51	HEICO Corp.	3,022
14	Heidrick & Struggles International, Inc.	335
8	Heritage-Crystal Clean, Inc.*	98
45	Herman Miller, Inc.	1,394
23	Hill International, Inc.*	83
48	Hillenbrand, Inc.	1,522
34	HNI Corp.	1,734
274	Honeywell International, Inc.	28,162
14	Houston Wire & Cable Co.	149
28	Hub Group, Inc., Class A*	1,130
5	Hurco Cos., Inc.	171
18	Huron Consulting Group, Inc.*	1,200
8	Hyster-Yale Materials Handling, Inc.	529
15	ICF International, Inc.*	628
126	Illinois Tool Works, Inc.	12,456
93	Ingersoll-Rand PLC	6,249
27	InnerWorkings, Inc.*	171
17	Insperity, Inc.	881
14	Insteel Industries, Inc.	304
51	Interface, Inc.	1,030
4	International Shipholding Corp.	56
46	Jacobs Engineering Group, Inc.*	2,040
190	JetBlue Airways Corp.*	3,266
22	John Bean Technologies Corp.	760
34	Joy Global, Inc.	1,507
9	Kadant, Inc.	398
21	Kaman Corp.	871
39	Kansas City Southern	4,518
21	Kelly Services, Inc., Class A	363
25	KEYW Holding Corp. (The)*	218
19	Kforce, Inc.	448
26	Kimball International, Inc., Class B	248
46	Knight Transportation, Inc.	1,521
26	Knightsbridge Shipping Ltd.	128
37	Knoll, Inc.	785
38	Korn/Ferry International*	1,163
34	Kratos Defense & Security Solutions, Inc.*	196
8	L.B. Foster Co., Class A	392
30	L-3 Communications Holdings, Inc.	3,883
15	Layne Christensen Co.*	97
9	Lindsay Corp.	788
8	LMI Aerospace, Inc.*	114
94	Lockheed Martin Corp.	18,805
16	LSI Industries, Inc.	126
13	Lydall, Inc.*	414
11	Manitex International, Inc.*	129
18	Marten Transport Ltd.	417
125	Masco Corp.	3,274
22	Masonite International Corp.*	1,349
50	MasTec, Inc.*	1,103
33	Matson, Inc.	1,302
23	Matthews International Corp., Class A	1,112
20	McGrath RentCorp	640
75	Meritor, Inc.*	1,072
9	Miller Industries, Inc.	199
12	Mistras Group, Inc.*	226
36	Mobile Mini, Inc.	1,494
32	Moog, Inc., Class A*	2,415
23	MSA Safety, Inc.	1,163
43	Mueller Industries, Inc.	1,497
121	Mueller Water Products, Inc., Class A	1,108
9	Multi-Color Corp.	615
16	MYR Group, Inc.*	442
4	National Presto Industries, Inc.	243
37	Navigant Consulting, Inc.*	518
61	Navios Maritime Holdings, Inc.	265
21	NCI Building Systems, Inc.*	354
8	Neff Corp., Class A*	84
114	Nielsen N.V.	5,154
5	NL Industries, Inc.*	39
14	NN, Inc.	388
6	Norcraft Cos., Inc.*	124
108	Norfolk Southern Corp.	11,789
7	Nortek, Inc.*	544
71	Northrop Grumman Corp.	11,765
7	Northwest Pipe Co.*	170
2	Omega Flex, Inc.	57
41	On Assignment, Inc.*	1,567
21	Orion Marine Group, Inc.*	214
124	PACCAR, Inc.	7,942
37	Pall Corp.	3,730
2	PAM Transportation Services, Inc.*	105
52	Parker-Hannifin Corp.	6,380
7	Park-Ohio Holdings Corp.	404

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
6	Patrick Industries, Inc.*	$331
2	Patriot Transportation Holding, Inc.*	45
6	Paylocity Holding Corp.*	179
125	Pendrell Corp.*	142
65	Pentair PLC	4,321
23	Performant Financial Corp.*	121
36	PGT, Inc.*	366
70	Pitney Bowes, Inc.	1,622
127	Plug Power, Inc.*	391
16	Ply Gem Holdings, Inc.*	220
34	Polypore International, Inc.*	2,016
7	Powell Industries, Inc.	236
3	Power Solutions International, Inc.*	170
17	PowerSecure International, Inc.*	189
50	Precision Castparts Corp.	10,815
2	Preformed Line Products Co.	92
29	Primoris Services Corp.	599
17	Proto Labs, Inc.*	1,208
21	Quad/Graphics, Inc.	492
21	Quality Distribution, Inc.*	231
27	Quanex Building Products Corp.	529
76	Quanta Services, Inc.*	2,187
11	Quest Resource Holding Corp.*	14
28	Raven Industries, Inc.	584
108	Raytheon Co.	11,747
18	RBC Bearings, Inc.	1,117
38	Republic Airways Holdings, Inc.*	489
88	Republic Services, Inc.	3,601
30	Resources Connection, Inc.	532
27	Revolution Lighting Technologies, Inc.*	30
57	Rexnord Corp.*	1,571
21	Roadrunner Transportation Systems, Inc.*	539
48	Robert Half International, Inc.	2,974
48	Rockwell Automation, Inc.	5,618
47	Rockwell Collins, Inc.	4,187
35	Roper Industries, Inc.	5,865
40	RPX Corp.*	583
26	Rush Enterprises, Inc., Class A*	726
19	Ryder System, Inc.	1,786
30	Safe Bulkers, Inc.	114
19	Saia, Inc.*	875
103	Scorpio Bulkers, Inc.*	263
2	SIFCO Industries, Inc.	41
32	Simpson Manufacturing Co., Inc.	1,158
39	SkyWest, Inc.	570
20	Snap-on, Inc.	2,945
238	Southwest Airlines Co.	10,291
12	SP Plus Corp.*	271
8	Sparton Corp.*	184
10	Standex International Corp.	725
55	Stanley Black & Decker, Inc.	5,409
63	Steelcase, Inc., Class A	1,179
30	Stericycle, Inc.*	4,049
14	Sterling Construction Co., Inc.*	39
11	Stock Building Supply Holdings, Inc.*	171
17	Sun Hydraulics Corp.	658
65	Swift Transportation Co.*	1,838
26	TAL International Group, Inc.*	1,085
41	TASER International, Inc.*	963
5	TCP International Holdings Ltd.*	14
16	Team, Inc.*	614
29	Teledyne Technologies, Inc.*	2,924
14	Tennant Co.	915
47	Tetra Tech, Inc.	1,195
16	Textainer Group Holdings Ltd.	516
97	Textron, Inc.	4,298
24	Thermon Group Holdings, Inc.*	588
34	Titan International, Inc.	339
13	Titan Machinery, Inc.*	187
26	Trex Co., Inc.*	1,309
34	TriMas Corp.*	1,019
12	TriNet Group, Inc.*	436
32	TrueBlue, Inc.*	736
28	Tutor Perini Corp.*	652
6	Twin Disc, Inc.	110
147	Tyco International PLC	6,206
16	Ultrapetrol (Bahamas) Ltd.*	27
11	UniFirst Corp.	1,307
312	Union Pacific Corp.	37,521
244	United Parcel Service, Inc., Class B	24,822
35	United Rentals, Inc.*	3,257
30	United Stationers, Inc.	1,212
297	United Technologies Corp.	36,207
15	Universal Forest Products, Inc.	811
5	Universal Truckload Services, Inc.	128
16	US Ecology, Inc.	781
5	USA Truck, Inc.*	152
70	UTi Worldwide, Inc.*	916
16	Viad Corp.	425
13	Vicor Corp.*	171
12	Virgin America, Inc.*	420
3	VSE Corp.	238
21	W.W. Grainger, Inc.	4,975
53	Wabash National Corp.*	776
27	WageWorks, Inc.*	1,551
149	Waste Management, Inc.	8,118
20	Watsco, Inc.	2,345
22	Watts Water Technologies, Inc., Class A	1,210
34	Werner Enterprises, Inc.	1,090
40	Wesco Aircraft Holdings, Inc.*	600
29	West Corp.	990
51	Woodward, Inc.	2,476
8	Xerium Technologies, Inc.*	128
40	XPO Logistics, Inc.*	1,766
64	Xylem, Inc.	2,285
24	YRC Worldwide, Inc.*	473
		860,117
	Information Technology — 3.9%

10	A10 Networks, Inc.*	43
220	Accenture PLC, Class A	19,807
87	ACI Worldwide, Inc.*	1,727
59	Acxiom Corp.*	1,180
166	Adobe Systems, Inc.*	13,131
43	ADTRAN, Inc.	926
31	Advanced Energy Industries, Inc.*	825
39	Advent Software, Inc.	1,723
7	Aerohive Networks, Inc.*	33
11	Agilysys, Inc.*	109
62	Akamai Technologies, Inc.*	4,310
22	Alliance Data Systems Corp.*	6,127
10	Alliance Fiber Optic Products, Inc.	164
16	Alpha & Omega Semiconductor Ltd.*	142
107	Altera Corp.	3,960
22	Ambarella, Inc.*	1,263

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
7	Amber Road, Inc.*	$59
19	American Software, Inc., Class A	183
65	Amkor Technology, Inc.*	632
108	Amphenol Corp., Class A	6,098
109	Analog Devices, Inc.	6,381
33	Angie’s List, Inc.*	222
21	Anixter International, Inc.*	1,657
2,056	Apple, Inc.	264,114
427	Applied Materials, Inc.	10,696
59	Applied Micro Circuits Corp.*	321
11	Applied Optoelectronics, Inc.*	137
81	Aruba Networks, Inc.*	2,010
70	Aspen Technology, Inc.*	2,702
11	Audience, Inc.*	54
80	Autodesk, Inc.*	5,139
169	Automatic Data Processing, Inc.	15,014
89	Avago Technologies Ltd.	11,358
27	AVG Technologies N.V.*	609
85	Axcelis Technologies, Inc.*	238
11	Badger Meter, Inc.	642
51	Bankrate, Inc.*	651
6	Barracuda Networks, Inc.*	229
38	Bazaarvoice, Inc.*	352
8	Bel Fuse, Inc., Class B	153
33	Belden, Inc.	2,930
41	Benchmark Electronics, Inc.*	962
4	Benefitfocus, Inc.*	130
12	Black Box Corp.	264
35	Blackbaud, Inc.	1,589
40	Blackhawk Network Holdings, Inc.*	1,482
32	Blucora, Inc.*	474
5	Borderfree, Inc.*	39
30	Bottomline Technologies (de), Inc.*	794
24	Brightcove, Inc.*	187
189	Broadcom Corp., Class A	8,548
22	BroadSoft, Inc.*	692
51	Brooks Automation, Inc.	612
112	CA, Inc.	3,642
18	Cabot Microelectronics Corp.*	933
18	CACI International, Inc., Class A*	1,571
27	CalAmp Corp.*	517
32	Calix, Inc.*	280
37	Callidus Software, Inc.*	529
14	Carbonite, Inc.*	211
34	Cardtronics, Inc.*	1,244
5	Care.com, Inc.*	40
10	Cascade Microtech, Inc.*	135
9	Cass Information Systems, Inc.	452
40	Cavium, Inc.*	2,740
16	CEVA, Inc.*	319
16	ChannelAdvisor Corp.*	158
32	Checkpoint Systems, Inc.*	432
59	Ciber, Inc.*	231
80	Ciena Corp.*	1,674
25	Cimpress N.V.*	2,088
47	Cirrus Logic, Inc.*	1,415
1,792	Cisco Systems, Inc.	52,882
56	Citrix Systems, Inc.*	3,566
9	Clearfield, Inc.*	125
66	Cognex Corp.*	2,950
213	Cognizant Technology Solutions Corp., Class A*	13,309
19	Coherent, Inc.*	1,221
19	Cohu, Inc.	207
36	CommVault Systems, Inc.*	1,738
49	Computer Sciences Corp.	3,475
11	Computer Task Group, Inc.	84
26	comScore, Inc.*	1,341
12	Comtech Telecommunications Corp.	429
17	Comverse, Inc.*	305
24	Constant Contact, Inc.*	992
9	Control4 Corp.*	117
77	Convergys Corp.	1,721
41	Cornerstone OnDemand, Inc.*	1,311
449	Corning, Inc.	10,956
9	Coupons.com, Inc.*	88
29	Covisint Corp.*	73
31	Cray, Inc.*	926
26	CSG Systems International, Inc.	778
26	CTS Corp.	454
16	CUI Global, Inc.*	91
14	Cvent, Inc.*	405
21	Cyan, Inc.*	79
120	Cypress Semiconductor Corp.*	1,770
29	Daktronics, Inc.	297
15	Datalink Corp.*	170
41	Dealertrack Technologies, Inc.*	1,631
7	Demand Media, Inc.*	35
23	Demandware, Inc.*	1,453
30	Dice Holdings, Inc.*	263
18	Digi International, Inc.*	190
6	Digimarc Corp.	159
28	Diodes, Inc.*	798
46	Dot Hill Systems Corp.*	187
17	DSP Group, Inc.*	192
13	DTS, Inc.*	383
18	E2open, Inc.*	154
78	EarthLink Holdings Corp.	333
13	Eastman Kodak Co.*	245
396	eBay, Inc.*	22,932
23	Ebix, Inc.	604
13	Electro Rent Corp.	168
19	Electro Scientific Industries, Inc.	131
109	Electronic Arts, Inc.*	6,233
36	Electronics For Imaging, Inc.*	1,462
21	Ellie Mae, Inc.*	1,110
713	EMC Corp.	20,634
54	Emulex Corp.*	429
23	Endurance International Group Holdings, Inc.*	428
21	EnerNOC, Inc.*	283
106	Entegris, Inc.*	1,421
68	Entropic Communications, Inc.*	201
26	Envestnet, Inc.*	1,401
27	EPAM Systems, Inc.*	1,665
24	EPIQ Systems, Inc.	422
4	ePlus, Inc.*	333
39	Euronet Worldwide, Inc.*	2,204
50	EVERTEC, Inc.	1,043
6	Everyday Health, Inc.*	86
30	Exar Corp.*	322
25	ExlService Holdings, Inc.*	873
74	Extreme Networks, Inc.*	263
26	F5 Networks, Inc.*	3,071
27	Fabrinet*	485
733	Facebook, Inc., Class A*	57,885
25	Fair Isaac Corp.	2,128
95	Fairchild Semiconductor International, Inc.*	1,657

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
13	FARO Technologies, Inc.*	$780
32	FEI Co.	2,528
99	Fidelity National Information Services, Inc.	6,691
79	Finisar Corp.*	1,660
26	First Solar, Inc.*	1,553
86	Fiserv, Inc.*	6,714
9	Five9, Inc.*	35
28	Fleetmatics Group PLC*	1,154
49	FLIR Systems, Inc.	1,582
42	FormFactor, Inc.*	412
8	Forrester Research, Inc.	301
18	Gigamon, Inc.*	361
50	Global Cash Access Holdings, Inc.*	356
5	Globant S.A.*	83
69	Glu Mobile, Inc.*	347
43	Gogo, Inc.*	773
100	Google, Inc., Class A*	56,263
100	Google, Inc., Class C*	55,840
7	GrubHub, Inc.*	294
23	GSI Group, Inc.*	302
12	GTT Communications, Inc.*	186
14	Guidance Software, Inc.*	82
52	Guidewire Software, Inc.*	2,894
19	Hackett Group, Inc. (The)	167
67	Harmonic, Inc.*	523
37	Harris Corp.	2,874
27	Heartland Payment Systems, Inc.	1,324
654	Hewlett-Packard Co.	22,785
26	Higher One Holdings, Inc.*	86
4	HubSpot, Inc.*	164
28	IGATE Corp.*	1,198
40	II-VI, Inc.*	700
22	Immersion Corp.*	183
17	Imperva, Inc.*	784
93	Infinera Corp.*	1,586
41	Infoblox, Inc.*	953
25	Information Services Group, Inc.	98
24	Inphi Corp.*	447
31	Insight Enterprises, Inc.*	815
102	Integrated Device Technology, Inc.*	2,105
23	Integrated Silicon Solution, Inc.	378
1,695	Intel Corp.	56,359
13	Interactive Intelligence Group, Inc.*	552
28	InterDigital, Inc.	1,480
41	Internap Corp.*	390
323	International Business Machines Corp.	52,307
98	Intersil Corp., Class A	1,528
18	Intevac, Inc.*	123
30	Intralinks Holdings, Inc.*	311
100	Intuit, Inc.	9,763
54	InvenSense, Inc.*	900
30	Itron, Inc.*	1,094
44	Ixia*	501
19	IXYS Corp.	227
36	j2 Global, Inc.	2,421
32	Jive Software, Inc.*	162
135	Juniper Networks, Inc.	3,228
35	Kemet Corp.*	160
20	Kimball Electronics, Inc.*	250
58	KLA-Tencor Corp.	3,767
57	Kofax Ltd.*	389
50	Kopin Corp.*	217
12	KVH Industries, Inc.*	154
56	Lam Research Corp.	4,618
90	Lattice Semiconductor Corp.*	605
46	Limelight Networks, Inc.*	154
84	Linear Technology Corp.	4,048
49	Lionbridge Technologies, Inc.*	276
19	Liquidity Services, Inc.*	188
17	Littelfuse, Inc.	1,705
41	LivePerson, Inc.*	473
19	LogMeIn, Inc.*	1,001
6	Luxoft Holding, Inc.*	304
10	M/A-COM Technology Solutions Holdings, Inc.*	337
58	Manhattan Associates, Inc.*	2,891
18	ManTech International Corp., Class A	596
25	Marchex, Inc., Class B	103
20	Marin Software, Inc.*	132
20	Marketo, Inc.*	559
343	MasterCard, Inc., Class A	30,915
9	Mavenir Systems, Inc.*	131
52	MAXIMUS, Inc.	3,080
21	MaxLinear, Inc., Class A*	174
23	Maxwell Technologies, Inc.*	173
74	Mentor Graphics Corp.	1,736
25	Mercury Systems, Inc.*	426
2	Mesa Laboratories, Inc.	148
29	Methode Electronics, Inc.	1,128
34	Micrel, Inc.	508
70	Microchip Technology, Inc.	3,589
376	Micron Technology, Inc.*	11,532
72	Microsemi Corp.*	2,321
2,889	Microsoft Corp.	126,683
7	MicroStrategy, Inc., Class A*	1,248
57	Millennial Media, Inc.*	90
41	MKS Instruments, Inc.	1,450
9	MobileIron, Inc.*	80
15	Model N, Inc.*	186
28	ModusLink Global Solutions, Inc.*	105
22	MoneyGram International, Inc.*	187
29	Monolithic Power Systems, Inc.	1,529
30	Monotype Imaging Holdings, Inc.	960
69	Monster Worldwide, Inc.*	464
67	Motorola Solutions, Inc.	4,552
12	MTS Systems Corp.	869
7	Multi-Fineline Electronix, Inc.*	130
18	Nanometrics, Inc.*	322
109	NetApp, Inc.	4,213
26	NETGEAR, Inc.*	838
28	NetScout Systems, Inc.*	1,129
43	NeuStar, Inc., Class A*	1,140
30	Newport Corp.*	599
50	NIC, Inc.	875
7	Nimble Storage, Inc.*	177
11	Numerex Corp., Class A*	124
4	NVE Corp.	255
181	NVIDIA Corp.	3,993
71	Oclaro, Inc.*	124
43	OmniVision Technologies, Inc.*	1,153
6	OPOWER, Inc.*	90
1,134	Oracle Corp.	49,692
15	OSI Systems, Inc.*	1,087
7	Park City Group, Inc.*	89
16	Park Electrochemical Corp.	347
74	ParkerVision, Inc.*	70

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
114	Paychex, Inc.	$5,681
5	Paycom Software, Inc.*	159
7	PC Connection, Inc.	179
23	PDF Solutions, Inc.*	417
27	Pegasystems, Inc.	534
26	Perficient, Inc.*	517
17	Pericom Semiconductor Corp.	265
51	Photronics, Inc.*	424
32	Plantronics, Inc.	1,614
26	Plexus Corp.*	1,047
132	PMC-Sierra, Inc.*	1,254
105	Polycom, Inc.*	1,451
23	Power Integrations, Inc.	1,262
21	PRGX Global, Inc.*	105
16	Procera Networks, Inc.*	148
39	Progress Software Corp.*	1,066
28	Proofpoint, Inc.*	1,586
18	PROS Holdings, Inc.*	440
8	Q2 Holdings, Inc.*	158
5	QAD, Inc., Class A	108
68	Qlik Technologies, Inc.*	2,206
66	QLogic Corp.*	991
109	Qorvo, Inc.*	7,582
583	QUALCOMM, Inc.	42,273
15	Qualys, Inc.*	690
167	Quantum Corp.*	272
42	QuickLogic Corp.*	80
26	QuinStreet, Inc.*	174
19	Rally Software Development Corp.*	226
87	Rambus, Inc.*	1,044
31	RealD, Inc.*	405
18	RealNetworks, Inc.*	128
39	RealPage, Inc.*	789
66	Red Hat, Inc.*	4,562
6	Reis, Inc.	145
23	RetailMeNot, Inc.*	401
7	Rightside Group Ltd.*	49
14	Rocket Fuel, Inc.*	137
21	Rofin-Sinar Technologies, Inc.*	503
14	Rogers Corp.*	1,096
16	Rosetta Stone, Inc.*	165
6	Rubicon Project, Inc. (The)*	113
20	Rubicon Technology, Inc.*	87
49	Ruckus Wireless, Inc.*	620
25	Rudolph Technologies, Inc.*	308
206	salesforce.com, inc.*	14,292
77	SanDisk Corp.	6,155
63	Sanmina Corp.*	1,430
19	Sapiens International Corp. N.V.*	146
22	ScanSource, Inc.*	800
30	Science Applications International Corp.	1,640
21	SciQuest, Inc.*	366
25	Seachange International, Inc.*	189
115	Seagate Technology PLC	7,029
51	Semtech Corp.*	1,475
52	ServiceSource International, Inc.*	193
48	ShoreTel, Inc.*	358
12	Shutterstock, Inc.*	679
26	Silicon Graphics International Corp.*	240
60	Silicon Image, Inc.*	437
33	Silicon Laboratories, Inc.*	1,671
27	Silver Spring Networks, Inc.*	266
37	Sonus Networks, Inc.*	631
46	Spansion, Inc., Class A*	1,660
37	Speed Commerce, Inc.*	27
12	SPS Commerce, Inc.*	824
52	SS&C Technologies Holdings, Inc.	3,155
11	Stamps.com, Inc.*	617
26	Super Micro Computer, Inc.*	1,045
30	Sykes Enterprises, Inc.*	698
242	Symantec Corp.	6,089
27	Synaptics, Inc.*	2,321
27	Synchronoss Technologies, Inc.*	1,195
22	SYNNEX Corp.	1,678
24	Syntel, Inc.*	1,186
64	Take-Two Interactive Software, Inc.*	1,695
29	Tangoe, Inc.*	360
143	TE Connectivity Ltd.	10,315
13	TechTarget, Inc.*	158
37	TeleCommunication Systems, Inc., Class A*	118
21	Telenav, Inc.*	179
13	TeleTech Holdings, Inc.*	316
54	Teradata Corp.*	2,404
4	Tessco Technologies, Inc.	89
41	Tessera Technologies, Inc.	1,642
370	Texas Instruments, Inc.	21,756
14	Textura Corp.*	395
78	TiVo, Inc.*	872
58	Total System Services, Inc.	2,216
6	Travelzoo, Inc.*	60
27	Tremor Video, Inc.*	66
6	TrueCar, Inc.*	119
41	TTM Technologies, Inc.*	361
3	TubeMogul, Inc.*	41
25	Tyler Technologies, Inc.*	2,984
23	Ubiquiti Networks, Inc.	728
22	Ultimate Software Group, Inc. (The)*	3,622
22	Ultra Clean Holdings, Inc.*	182
21	Ultratech, Inc.*	379
39	Unisys Corp.*	883
31	Universal Display Corp.*	1,066
75	Unwired Planet, Inc.*	58
4	Varonis Systems, Inc.*	124
22	VASCO Data Security International, Inc.*	564
31	Veeco Instruments, Inc.*	945
46	Verint Systems, Inc.*	2,800
38	VeriSign, Inc.*	2,433
32	ViaSat, Inc.*	2,091
4	Viasystems Group, Inc.*	70
61	Violin Memory, Inc.*	240
32	VirnetX Holding Corp.*	242
20	Virtusa Corp.*	787
171	Visa, Inc., Class A	46,394
10	Vishay Precision Group, Inc.*	149
42	Vitesse Semiconductor Corp.*	173
54	Vringo, Inc.*	38
39	Web.com Group, Inc.*	696
30	WebMD Health Corp.*	1,322
77	Western Digital Corp.	8,237
183	Western Union Co. (The)	3,572
30	WEX, Inc.*	3,210
11	Wix.com Ltd.*	202
41	Xcerra Corp.*	372
376	Xerox Corp.	5,132
93	Xilinx, Inc.	3,940

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
21	XO Group, Inc.*	$326
24	Xoom Corp.*	409
309	Yahoo!, Inc.*	13,683
5	Yodlee, Inc.*	64
14	YuMe, Inc.*	78
9	Zendesk, Inc.*	222
45	Zix Corp.*	180
		1,547,249
	Materials — 0.7%

22	A. Schulman, Inc.	937
14	A.M. Castle & Co.*	45
3	AEP Industries, Inc.*	152
67	Air Products & Chemicals, Inc.	10,461
24	Airgas, Inc.	2,813
135	AK Steel Holding Corp.*	597
413	Alcoa, Inc.	6,108
38	Allegheny Technologies, Inc.	1,279
96	Allied Nevada Gold Corp.*	96
22	American Vanguard Corp.	248
6	Ampco-Pittsburgh Corp.	113
32	Avery Dennison Corp.	1,714
53	Axiall Corp.	2,454
23	Balchem Corp.	1,355
48	Ball Corp.	3,442
69	Berry Plastics Group, Inc.*	2,367
30	Boise Cascade Co.*	1,068
41	Calgon Carbon Corp.*	846
39	Century Aluminum Co.*	740
17	CF Industries Holdings, Inc.	5,206
5	Chase Corp.	215
55	Chemtura Corp.*	1,444
16	Clearwater Paper Corp.*	977
79	Coeur Mining, Inc.*	461
90	Commercial Metals Co.	1,355
8	Deltic Timber Corp.	529
388	Dow Chemical Co. (The)	19,105
318	E.I. du Pont de Nemours & Co.	24,756
52	Eastman Chemical Co.	3,872
95	Ecolab, Inc.	10,976
55	Ferro Corp.*	701
41	Flotek Industries, Inc.*	700
47	FMC Corp.	2,980
364	Freeport-McMoRan, Inc.	7,873
17	FutureFuel Corp.	209
49	Globe Specialty Metals, Inc.	816
29	Gold Resource Corp.	100
249	Graphic Packaging Holding Co.*	3,757
38	H.B. Fuller Co.	1,699
3	Handy & Harman Ltd.*	126
8	Hawkins, Inc.	312
9	Haynes International, Inc.	363
56	Headwaters, Inc.*	920
280	Hecla Mining Co.	930
43	Horsehead Holding Corp.*	552
17	Innophos Holdings, Inc.	954
19	Innospec, Inc.	839
28	International Flavors & Fragrances, Inc.	3,414
148	International Paper Co.	8,349
43	Intrepid Potash, Inc.*	607
14	Kaiser Aluminum Corp.	1,058
64	KapStone Paper and Packaging Corp.	2,205
7	KMG Chemicals, Inc.	152
16	Koppers Holdings, Inc.	258
25	Kraton Performance Polymers, Inc.*	505
16	Kronos Worldwide, Inc.	196
108	Louisiana-Pacific Corp.*	1,818
15	LSB Industries, Inc.*	564
146	LyondellBasell Industries N.V., Class A	12,543
11	Marrone Bio Innovations, Inc.*	39
22	Martin Marietta Materials, Inc.	3,131
16	Materion Corp.	586
58	MeadWestvaco Corp.	3,078
26	Minerals Technologies, Inc.	1,904
139	Molycorp, Inc.*	130
170	Monsanto Co.	20,473
111	Mosaic Co. (The)	5,912
20	Myers Industries, Inc.	398
13	Neenah Paper, Inc.	785
175	Newmont Mining Corp.	4,608
34	Noranda Aluminum Holding Corp.	112
112	Nucor Corp.	5,267
60	Olin Corp.	1,682
7	Olympic Steel, Inc.	106
24	OM Group, Inc.	691
36	OMNOVA Solutions, Inc.*	287
58	Owens-Illinois, Inc.*	1,517
33	P. H. Glatfelter Co.	809
68	PolyOne Corp.	2,702
48	PPG Industries, Inc.	11,298
102	Praxair, Inc.	13,046
10	Quaker Chemical Corp.	812
174	Rentech, Inc.*	238
50	Resolute Forest Products, Inc.*	912
23	RTI International Metals, Inc.*	641
8	Ryerson Holding Corp.*	49
20	Schnitzer Steel Industries, Inc., Class A	314
23	Schweitzer-Mauduit International, Inc.	1,077
74	Sealed Air Corp.	3,488
32	Senomyx, Inc.*	170
38	Sensient Technologies Corp.	2,417
29	Sherwin-Williams Co. (The)	8,271
42	Sigma-Aldrich Corp.	5,799
15	Stepan Co.	616
91	Stillwater Mining Co.*	1,320
50	SunCoke Energy, Inc.	913
15	Trecora Resources*	216
19	Tredegar Corp.	391
9	Trinseo S.A.*	163
47	Tronox Ltd., Class A	1,017
41	U.S. Silica Holdings, Inc.	1,329
5	UFP Technologies, Inc.*	116
1	United States Lime & Minerals, Inc.	68
5	Universal Stainless & Alloy Products, Inc.*	113
11	US Concrete, Inc.*	336
46	Vulcan Materials Co.	3,818
50	Walter Energy, Inc.	48
32	Wausau Paper Corp.	300
39	Worthington Industries, Inc.	1,053
18	Zep, Inc.	299
		276,096
	Telecommunication Services — 0.4%

68	8x8, Inc.*	504

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
1,818	AT&T, Inc.	$62,830
7	Atlantic Tele-Network, Inc.	482
18	Boingo Wireless, Inc.*	131
200	CenturyLink, Inc.	7,572
159	Cincinnati Bell, Inc.*	533
36	Cogent Communications Holdings, Inc.	1,322
38	Consolidated Communications Holdings, Inc.	809
16	FairPoint Communications, Inc.*	270
351	Frontier Communications Corp.	2,801
27	General Communication, Inc., Class A*	374
209	Globalstar, Inc.*	539
8	Hawaiian Telcom Holdco, Inc.*	208
13	IDT Corp., Class B	274
46	inContact, Inc.*	539
25	Inteliquent, Inc.	369
21	Intelsat S.A.*	260
61	Iridium Communications, Inc.*	584
98	Level 3 Communications, Inc.*	5,278
14	Lumos Networks Corp.	241
14	magicJack VocalTec Ltd.*	108
13	NTELOS Holdings Corp.	59
42	ORBCOMM, Inc.*	239
37	Premiere Global Services, Inc.*	360
21	RingCentral, Inc., Class A*	331
18	Shenandoah Telecommunications Co.	524
17	Spok Holdings, Inc.	316
1,454	Verizon Communications, Inc.	71,900
133	Vonage Holdings Corp.*	604
211	Windstream Holdings, Inc.	1,665
		162,026
	Utilities — 0.6%

22	Abengoa Yield PLC	721
230	AES Corp. (The)	2,983
42	AGL Resources, Inc.	2,063
34	ALLETE, Inc.	1,865
85	Ameren Corp.	3,605
171	American Electric Power Co., Inc.	9,846
30	American States Water Co.	1,204
6	Artesian Resources Corp., Class A	130
92	Atlantic Power Corp.	267
46	Avista Corp.	1,569
34	Black Hills Corp.	1,728
36	California Water Service Group	915
151	CenterPoint Energy, Inc.	3,139
11	Chesapeake Utilities Corp.	519
46	Cleco Corp.	2,504
96	CMS Energy Corp.	3,372
8	Connecticut Water Service, Inc.	297
103	Consolidated Edison, Inc.	6,503
205	Dominion Resources, Inc.	14,778
62	DTE Energy Co.	5,086
248	Duke Energy Corp.	19,480
94	Dynegy, Inc.*	2,620
114	Edison International	7,324
31	El Paso Electric Co.	1,172
33	Empire District Electric Co. (The)	837
63	Entergy Corp.	5,009
111	Eversource Energy	5,744
301	Exelon Corp.	10,210
147	FirstEnergy Corp.	5,142
38	IDACORP, Inc.	2,380
28	Integrys Energy Group, Inc.	2,092
33	Laclede Group, Inc. (The)	1,708
26	MGE Energy, Inc.	1,120
12	Middlesex Water Co.	279
32	New Jersey Resources Corp.	2,003
153	NextEra Energy, Inc.	15,829
111	NiSource, Inc.	4,763
21	Northwest Natural Gas Co.	992
36	NorthWestern Corp.	1,951
119	NRG Energy, Inc.	2,854
18	NRG Yield, Inc., Class A	924
40	ONE Gas, Inc.	1,664
25	Ormat Technologies, Inc.	853
28	Otter Tail Corp.	916
33	Pattern Energy Group, Inc.	918
88	Pepco Holdings, Inc.	2,388
167	PG&E Corp.	8,973
59	Piedmont Natural Gas Co., Inc.	2,201
39	Pinnacle West Capital Corp.	2,499
61	PNM Resources, Inc.	1,742
60	Portland General Electric Co.	2,237
233	PPL Corp.	7,945
177	Public Service Enterprise Group, Inc.	7,445
50	SCANA Corp.	2,848
81	Sempra Energy	8,764
12	SJW Corp.	399
25	South Jersey Industries, Inc.	1,417
315	Southern Co. (The)	14,424
35	Southwest Gas Corp.	2,004
2	Spark Energy, Inc., Class A	28
82	TECO Energy, Inc.	1,610
22	TerraForm Power, Inc., Class A	764
43	UIL Holdings Corp.	2,174
11	Unitil Corp.	374
16	Vivint Solar, Inc.*	129
40	WGL Holdings, Inc.	2,134
79	Wisconsin Energy Corp.	4,027
177	Xcel Energy, Inc.	6,245
10	York Water Co. (The)	237
		244,886
	Total Common Stocks
	(Cost $6,892,883)	7,900,401

Principal Amount
	U.S. Government & Agency Security — 60.4%
	U.S. Treasury Bill
$24,096,000	0.00%, due 05/07/15	24,095,465
	Total U.S. Government & Agency Security (Cost 24,095,232)	24,095,465

	Repurchase Agreements (a) — 14.4%
5,736,396	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $5,736,411	5,736,396
	Total Repurchase Agreements (Cost $5,736,396)	5,736,396

	Total Investment Securities
	(Cost $36,724,511) — 94.6%	37,732,262
	Other assets less liabilities — 5.4%	2,160,890
	Net Assets — 100.0%	$39,893,152

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security.
(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,057,583
Aggregate gross unrealized depreciation	(79,127)
Net unrealized appreciation	$978,456
Federal income tax cost of investments	$36,753,806

Futures Contracts Sold

Hedge Replication ETF had the following open short futures contracts as of February 28, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Euro FX Currency Futures Contracts	48	03/16/15	$3,357,900	$287,918

Cash collateral in the amount of $81,840 was pledged to cover margin requirements for open futures contracts as of February 28, 2015.

Swap Agreements

Hedge Replication ETF had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$(10,264)	01/06/16	Credit Suisse International	0.43%	iShares® MSCI Emerging Markets ETF (short portion)	$17,559
207,501	11/06/15	Credit Suisse International	(0.08)%	Russell 2000® Total Return Index (long portion)	205,821
210,199	11/06/15	Credit Suisse International	0.47%	S&P 500® Total Return Index (long portion)	132,679
6,722,609	01/06/16	Credit Suisse International	(0.13)%	iShares® MSCI EAFE ETF (long portion)	416,883
(7,948)	11/06/15	Deutsche Bank AG	0.97%	iShares® MSCI Emerging Markets ETF (short portion)	131,188
237,398	01/06/16	Deutsche Bank AG	0.34%	iShares® MSCI EAFE ETF (long portion)	79,782
282,251	11/06/15	Deutsche Bank AG	(0.07)%	Russell 2000® Total Return Index (long portion)	281,094
(10,011)	01/06/16	Morgan Stanley & Co. International PLC	0.83%	iShares® MSCI Emerging Markets ETF (short portion)	(552)
34,284	11/06/15	Morgan Stanley & Co. International PLC	0.47%	S&P 500® Total Return Index (long portion)	(15,407)
(9,323)	01/06/16	Societe Generale	0.58%	iShares® MSCI Emerging Markets ETF (short portion)	55,854
1,749	01/06/16	Societe Generale	0.17%	Russell 2000® Total Return Index (long portion)	(7,033)
176,731	01/06/16	Societe Generale	0.57%	iShares® MSCI EAFE ETF (long portion)	11,940
(355,716)	01/06/16	UBS AG	0.28%	iShares® MSCI Emerging Markets ETF (short portion)	(3,540)
3,306	11/06/15	UBS AG	0.02%	Russell 2000® Total Return Index (long portion)	(56,502)
22,662	01/06/16	UBS AG	0.37%	iShares® MSCI EAFE ETF (long portion)	1,719
$7,505,428					$1,251,485

(1)         Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Merger ETF

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Shares		Value
	Common Stocks — 92.7%
	Consumer Discretionary — 11.7%

1,327	DIRECTV*	$117,572
1,458	Family Dollar Stores, Inc.	114,803
10,676	Office Depot, Inc.*	100,034
8,604	Orbitz Worldwide, Inc.*	99,634
1,282	PetSmart, Inc.	106,291
		538,334
	Consumer Staples — 7.4%

1,851	Lorillard, Inc.	126,646
2,117	Nutreco N.V.	107,068
2,922	Pantry, Inc. (The)*	107,237
		340,951
	Energy — 6.9%

1,648	Baker Hughes, Inc.	103,016
1,343	Dresser-Rand Group, Inc.*	109,307
13,500	Talisman Energy, Inc.	105,076
		317,399
	Financials — 21.4%

3,185	Aviv REIT, Inc. (REIT)	114,596
72,297	Banco BPI S.A.*	109,220
10,411	Catlin Group Ltd.	110,020
1,212	City National Corp./CA	109,529
4,895	GAGFAH S.A.*	113,390
5,400	Home Loan Servicing Solutions Ltd.	99,414
51,910	Novion Property Group (REIT)	99,784
1,484	Platinum Underwriters Holdings Ltd.	113,303
8,208	Susquehanna Bancshares, Inc.	110,069
		979,325
	Health Care — 10.1%

518	Allergan, Inc.	120,560
1,939	CareFusion Corp.*	116,495
1,187	Hospira, Inc.*	103,910
3,687	Synergy Health PLC*	121,243
		462,208
	Industrials — 6.7%

4,313	Exelis, Inc.	104,375
1,600	Polypore International, Inc.*	94,864
15,257	Toll Holdings Ltd.	106,581
		305,820
	Information Technology — 14.2%

2,308	Advent Software, Inc.	101,944
2,493	Axis Communications AB	101,341
3,176	InterXion Holding N.V.*	101,219
5,110	Riverbed Technology, Inc.*	107,003
13,805	Silicon Image, Inc.*	100,639
3,836	Spansion, Inc., Class A*	138,403
		650,549
	Materials — 9.5%

1,970	MeadWestvaco Corp.	104,528
12,614	Rexam PLC	108,276
35,281	Rio Alto Mining Ltd.*	110,632
807	Sigma-Aldrich Corp.	111,415
		434,851
	Utilities — 4.8%

2,000	Cleco Corp.	108,860
4,161	Pepco Holdings, Inc.	112,929
		221,789
	Total Common Stocks
	(Cost $4,162,741)	4,251,226

	Master Limited Partnership — 2.2%
	Energy — 2.2%

4,058	Regency Energy Partners LP	98,974

	Total Master Limited Partnership
	(Cost $100,650)	98,974

Principal Amount
	Repurchase Agreements (a) — 15.3%
$702,697	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $702,698	702,697
	Total Repurchase Agreements (Cost $702,697)	702,697

	Total Investment Securities
	(Cost $4,966,088) — 110.2%	5,052,897
	Liabilities in excess of other assets — (10.2%)	(466,442)
	Net Assets — 100.0%	$4,586,455

*	Non-income producing security.
(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$100,529
Aggregate gross unrealized depreciation	(13,571)
Net unrealized appreciation	$86,958
Federal income tax cost of investments	$4,965,939

See accompanying notes to schedules of portfolio investments.

Forward Currency Contracts

Merger ETF had the following open forward currency contracts as of February 28, 2015:

Buy Contracts

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. British Pound	Goldman Sachs & Co.	05/08/15	186,000	$(286,002)	$287,020	$1,018
U.S. Dollar vs. Norwegian Krone	Goldman Sachs & Co.	05/08/15	918,000	(121,169)	119,548	(1,621)
U.S. Dollar vs. Swedish Krona	Goldman Sachs & Co.	05/08/15	1,023,000	(123,221)	122,794	(427)
U.S. Dollar vs. Singapore Dollar	Goldman Sachs & Co.	05/08/15	190,000	(139,949)	139,181	(768)
						$(1,798)

Sell Contracts

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. Australian Dollar	Goldman Sachs & Co.	05/08/15	(179,000)	$139,566	$139,330	$236
U.S. Dollar vs. Canadian Dollar	Goldman Sachs & Co.	05/08/15	(82,000)	65,861	65,533	328
U.S. Dollar vs. Euro	Goldman Sachs & Co.	05/08/15	(293,000)	332,966	328,150	4,816
U.S. Dollar vs. British Pound	Goldman Sachs & Co.	05/08/15	(287,000)	436,831	442,875	(6,044)
U.S. Dollar vs. British Pound	Goldman Sachs & Co.	05/08/15	(87,000)	134,340	134,251	89
U.S. Dollar vs. Norwegian Krone	Goldman Sachs & Co.	05/08/15	(918,000)	120,597	119,548	1,049
U.S. Dollar vs. Swedish Krona	Goldman Sachs & Co.	05/08/15	(2,169,000)	259,002	260,353	(1,351)
U.S. Dollar vs. Singapore Dollar	Goldman Sachs & Co.	05/08/15	(190,000)	140,129	139,181	948
						$71

Swap Agreements

Merger ETF had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$(2,088,396)	11/06/15	Societe Generale	0.53%	S&P Merger Arbitrage Index (short exposure to Acquirers)	$(410,113)
1,329,607	11/06/15	Societe Generale	0.62%	S&P Merger Arbitrage Index (long exposure to Targets)	30,736
$(758,789)					$(379,377)

(1)         Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Merger ETF invested, as a percentage of net assets, in the following countries as of February 28, 2015:

United States	62.0%
United Kingdom	5.1%
Bermuda	4.9%
Canada	4.7%
Australia	4.5%
Netherlands	4.5%
Luxembourg	2.5%
Portugal	2.4%
Sweden	2.2%
Cayman Islands	2.1%
Other (1)	5.1%
100.0%

(1)   Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

RAFI® Long/Short

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 97.2%
	Consumer Discretionary — 12.5%

8,561	American Eagle Outfitters, Inc.	$128,158
9,246	Best Buy Co., Inc.	352,273
4,058	Big Lots, Inc.	193,607
6,772	Cablevision Systems Corp., Class A	127,178
4,593	Caesars Entertainment Corp.*	48,686
2,719	Carnival Corp.	119,609
2,785	Core-Mark Holding Co., Inc.	195,841
4,826	CST Brands, Inc.	200,906
2,109	Darden Restaurants, Inc.	134,976
1,094	Dillard’s, Inc., Class A	142,395
18,924	Ford Motor Co.	309,218
9,755	General Motors Co.	363,959
5,797	Goodyear Tire & Rubber Co. (The)	154,954
29,915	J.C. Penney Co., Inc.*	254,278
2,044	Johnson Controls, Inc.	103,856
2,846	Kohl’s Corp.	210,035
2,551	L Brands, Inc.	234,335
989	Lands’ End, Inc.*	36,267
1,277	Lear Corp.	139,091
4,523	Liberty Interactive Corp., Class A*	133,564
643	Liberty Ventures*	25,836
2,645	Lowe’s Cos., Inc.	195,968
2,463	Macy’s, Inc.	156,942
6,484	Murphy USA, Inc.*	460,299
6,443	News Corp., Class A*	111,303
21,200	Office Depot, Inc.*	198,644
9,579	Penn National Gaming, Inc.*	156,042
4,957	Rent-A-Center, Inc.	136,813
3,289	Sears Holdings Corp.*	123,666
15,206	Staples, Inc.	254,929
5,264	Target Corp.	404,433
2,126	Time Warner, Inc.	174,034
266	Time, Inc.	6,304
1,635	TRW Automotive Holdings Corp.*	170,432
936	Whirlpool Corp.	198,385
		6,357,216
	Consumer Staples — 9.2%

5,791	Altria Group, Inc.	325,975
7,959	Archer-Daniels-Midland Co.	381,077
11,057	Avon Products, Inc.	94,095
3,415	Bunge Ltd.	279,279
5,380	ConAgra Foods, Inc.	188,192
1,228	Costco Wholesale Corp.	180,467
3,015	CVS Health Corp.	313,168
12,152	Dean Foods Co.	195,890
8,477	Kroger Co. (The)	603,139
8,070	Pantry, Inc. (The)*	296,169
1,872	Procter & Gamble Co. (The)	159,363
2,678	Reynolds American, Inc.	202,510
26,065	Rite Aid Corp.*	207,999
36,310	SUPERVALU, Inc.*	358,743
6,125	Sysco Corp.	238,814
3,769	Tyson Foods, Inc., Class A	155,697
5,893	Wal-Mart Stores, Inc.	494,600
		4,675,177
	Energy — 9.9%

44,208	Alpha Natural Resources, Inc.*	56,144
44,001	Arch Coal, Inc.*	57,641
6,397	Chesapeake Energy Corp.	106,702
7,040	Chevron Corp.	751,027
7,858	ConocoPhillips	512,342
4,153	Diamond Offshore Drilling, Inc.	126,376
6,020	Exxon Mobil Corp.	533,011
3,023	Hess Corp.	226,967
11,088	Marathon Oil Corp.	308,912
2,679	Marathon Petroleum Corp.	281,295
15,664	McDermott International, Inc.*	39,160
4,824	Murphy Oil Corp.	245,493
11,327	Peabody Energy Corp.	89,483
5,260	Phillips 66	412,700
457	Seventy Seven Energy, Inc.*	2,194
4,252	Tesoro Corp.	390,504
2,447	Tidewater, Inc.	69,005
8,924	Valero Energy Corp.	550,521
3,311	World Fuel Services Corp.	181,277
11,398	WPX Energy, Inc.*	122,870
		5,063,624
	Financials — 19.5%

4,330	Allstate Corp. (The)	305,698
4,662	American International Group, Inc.	257,948
461	American National Insurance Co.	48,290
28,465	Annaly Capital Management, Inc. (REIT)	302,298
2,315	Assurant, Inc.	141,840
46,079	Bank of America Corp.	728,509
5,702	Bank of New York Mellon Corp. (The)	223,176
4,571	BB&T Corp.	173,927
8,850	Brandywine Realty Trust (REIT)	140,273
2,972	Capital One Financial Corp.	233,926
10,409	Capitol Federal Financial, Inc.	129,176
1,820	Chubb Corp. (The)	182,819
11,054	Citigroup, Inc.	579,451
4,542	Corporate Office Properties Trust (REIT)	133,535
14,574	CYS Investments, Inc. (REIT)	132,478
9,948	Fulton Financial Corp.	120,371
13,055	Genworth Financial, Inc., Class A*	101,176
1,633	Goldman Sachs Group, Inc. (The)	309,927
8,017	Hartford Financial Services Group, Inc. (The)	328,376
7,199	Hatteras Financial Corp. (REIT)	132,102
15,299	Hudson City Bancorp, Inc.	149,318
7,920	Invesco Mortgage Capital, Inc. (REIT)	126,482
10,442	JPMorgan Chase & Co.	639,886
3,419	Kemper Corp.	125,819
10,053	KeyCorp	140,038
2,467	Lincoln National Corp.	142,198
4,172	Loews Corp.	171,094
6,726	Mack-Cali Realty Corp. (REIT)	126,516
5,559	MetLife, Inc.	282,564
6,880	Morgan Stanley	246,235
9,730	New York Community Bancorp, Inc.	161,615
8,598	People’s United Financial, Inc.	130,088
5,684	PHH Corp.*	138,008
1,680	PNC Financial Services Group, Inc. (The)	154,493
5,661	Progressive Corp. (The)	150,866
3,224	Prudential Financial, Inc.	260,660
15,613	Regions Financial Corp.	150,041
1,867	Reinsurance Group of America, Inc.	166,742
5,191	SunTrust Banks, Inc.	212,831
11,390	Susquehanna Bancshares, Inc.	152,740

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
6,890	Symetra Financial Corp.	$155,576
4,067	Travelers Cos., Inc. (The)	436,959
4,354	Unum Group	146,120
13,422	Valley National Bancorp	128,851
10,368	Weyerhaeuser Co. (REIT)	364,020
4,867	XL Group PLC	176,185
		9,941,241
	Health Care — 12.1%

2,535	Aetna, Inc.	252,359
3,803	AmerisourceBergen Corp.	390,796
3,633	Anthem, Inc.	532,053
2,007	Bristol-Myers Squibb Co.	122,267
4,366	Cardinal Health, Inc.	384,164
1,394	Cigna Corp.	169,552
3,287	Community Health Systems, Inc.*	159,485
4,666	Eli Lilly & Co.	327,413
1,803	Express Scripts Holding Co.*	152,876
6,305	HCA Holdings, Inc.*	451,060
4,444	Health Net, Inc.*	254,864
1,862	Humana, Inc.	306,076
2,714	Johnson & Johnson	278,212
5,622	Kindred Healthcare, Inc.	119,299
1,600	McKesson Corp.	365,920
2,449	Medtronic PLC	190,018
5,482	Merck & Co., Inc.	320,916
3,838	Owens & Minor, Inc.	136,863
16,309	Pfizer, Inc.	559,725
2,209	Quest Diagnostics, Inc.	154,939
2,590	Tenet Healthcare Corp.*	119,917
3,948	UnitedHealth Group, Inc.	448,611
		6,197,385
	Industrials — 9.6%

5,939	AECOM*	178,526
2,373	AGCO Corp.	118,033
1,434	Armstrong World Industries, Inc.*	80,060
3,904	Avis Budget Group, Inc.*	236,660
2,049	Caterpillar, Inc.	169,862
3,103	Con-way, Inc.	137,059
6,174	Covanta Holding Corp.	133,791
1,606	Deere & Co.	145,504
1,406	Fluor Corp.	81,548
4,377	General Cable Corp.	65,830
1,434	General Dynamics Corp.	199,011
22,153	General Electric Co.	575,756
4,851	Harsco Corp.	79,993
5,175	Hertz Global Holdings, Inc.*	119,387
1,433	Honeywell International, Inc.	147,284
2,524	ITT Corp.	103,661
1,805	Jacobs Engineering Group, Inc.*	80,034
15,084	JetBlue Airways Corp.*	259,294
3,415	KBR, Inc.	55,630
1,379	L-3 Communications Holdings, Inc.	178,484
1,846	ManpowerGroup, Inc.	148,529
3,500	Navistar International Corp.*	101,885
1,655	Northrop Grumman Corp.	274,250
4,970	Pitney Bowes, Inc.	115,155
8,871	R.R. Donnelley & Sons Co.	169,170
1,219	Raytheon Co.	132,591
3,801	Republic Services, Inc.	155,537
1,590	Ryder System, Inc.	149,444
8,885	SkyWest, Inc.	129,899
3,700	Tyco International PLC	156,214
47	Veritiv Corp.*	2,381
4,325	Waste Management, Inc.	235,626
		4,916,088
	Information Technology — 11.2%

4,895	Activision Blizzard, Inc.	114,151
25,668	Advanced Micro Devices, Inc.*	79,828
2,452	AOL, Inc.*	99,404
5,741	Applied Materials, Inc.	143,812
3,416	Arrow Electronics, Inc.*	211,655
3,970	Avnet, Inc.	181,866
1,251	Blackhawk Network Holdings, Inc., Class B*	45,887
6,634	Booz Allen Hamilton Holding Corp.	197,428
1,187	CACI International, Inc., Class A*	103,613
2,288	Computer Sciences Corp.	162,265
2,333	Diebold, Inc.	83,288
6,518	EMC Corp.	188,631
21,219	Flextronics International Ltd.*	258,447
14,382	Hewlett-Packard Co.	501,069
9,211	Ingram Micro, Inc., Class A*	227,604
3,846	Insight Enterprises, Inc.*	101,150
17,897	Intel Corp.	595,075
1,884	International Business Machines Corp.	305,095
6,685	Jabil Circuit, Inc.	146,870
2,764	Leidos Holdings, Inc.	124,435
2,760	Maxim Integrated Products, Inc.	94,930
8,480	Microsoft Corp.	371,848
2,097	Paychex, Inc.	104,504
6,054	Sanmina Corp.*	137,426
5,475	Symantec Corp.	137,751
1,715	SYNNEX Corp.	130,769
3,142	Tech Data Corp.*	186,949
2,670	Texas Instruments, Inc.	156,996
2,837	Unisys Corp.*	64,230
6,350	Vishay Intertechnology, Inc.	90,424
1,281	Western Digital Corp.	137,041
17,899	Xerox Corp.	244,321
		5,728,762
	Materials — 3.3%

12,808	AK Steel Holding Corp.*	56,611
16,200	Alcoa, Inc.	239,598
5,421	Cliffs Natural Resources, Inc.	37,080
5,550	Commercial Metals Co.	83,528
2,796	Dow Chemical Co. (The)	137,675
5,934	Freeport-McMoRan, Inc.	128,352
2,486	International Paper Co.	140,235
1,076	LyondellBasell Industries N.V., Class A	92,439
2,008	Mosaic Co. (The)	106,946
7,997	Newmont Mining Corp.	210,561
2,702	Nucor Corp.	127,075
3,270	Olin Corp.	91,691
4,642	Steel Dynamics, Inc.	84,577
5,149	United States Steel Corp.	123,319
		1,659,687
	Telecommunication Services — 4.5%

24,271	AT&T, Inc.	838,806
9,623	CenturyLink, Inc.	364,327
48,638	Frontier Communications Corp.	388,131
9,811	Verizon Communications, Inc.	485,154

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
27,087	Windstream Holdings, Inc.	$213,717
		2,290,135
	Utilities — 5.4%

9,728	AES Corp. (The)	126,172
4,246	Ameren Corp.	180,073
4,453	Avista Corp.	151,847
3,417	Consolidated Edison, Inc.	215,749
3,967	Entergy Corp.	315,416
12,101	Exelon Corp.	410,466
9,973	FirstEnergy Corp.	348,856
7,764	Pepco Holdings, Inc.	210,715
3,730	PG&E Corp.	200,413
5,575	PNM Resources, Inc.	159,166
4,748	Public Service Enterprise Group, Inc.	199,701
4,104	WGL Holdings, Inc.	218,949
		2,737,523
	Total Common Stocks (Cost $43,125,947)	49,566,838

Principal Amount
	Repurchase Agreements (a)(b) — 25.8%
$13,157,940	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $13,157,976	13,157,940
	Total Repurchase Agreements (Cost $13,157,940)	13,157,940

	Total Investment Securities (Cost $56,283,887) — 123.0%	62,724,778
	Liabilities in excess of other assets — (23.0%)	(11,716,341)
	Net Assets — 100.0%	$51,008,437

*                      Non-income producing security.

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $24,942,773.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                               Real Estate Investment Trust

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,214,243
Aggregate gross unrealized depreciation	(1,833,371)
Net unrealized appreciation	$6,380,872
Federal income tax cost of investments	$56,343,906

Swap Agreements

RAFI® Long/Short had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$(46,546,488)	11/06/15	Deutsche Bank AG	(0.09)%	RAFI® US Equity Long/Short Index (short portion)	$(6,937,184)
(4,528,608)	11/06/15	Societe Generale	0.23%	RAFI® US Equity Long/Short Index (short portion)	(4,969,454)
1,313,713	11/06/15	Societe Generale	0.27%	RAFI® US Equity Long/Short Index (long portion)	332,753
$(49,761,383)					$(11,573,885)

(1)              Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

30 Year TIPS/TSY Spread

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligations — 86.1%

	U.S. Treasury Inflation Index Bonds
$1,403,264	1.38%, due 02/15/44	$1,666,796
1,630,357	0.75%, due 02/15/45	1,666,849
	Total Long-Term U.S. Treasury Obligations (Cost $3,093,931)	3,333,645

	Repurchase Agreements (a) — 12.6%
489,628	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $489,628	489,628
	Total Repurchase Agreements (Cost $489,628)	489,628

	Total Investment Securities (Cost $3,583,559) — 98.7%	3,823,273
	Other assets less liabilities — 1.3%	49,445
	Net Assets — 100.0%	$3,872,718

(a)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$240,485
Aggregate gross unrealized depreciation	(771)
Net unrealized appreciation	$239,714
Federal income tax cost of investments	$3,583,559

Swap Agreements

30 Year TIPS/TSY Spread had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$(2,654,720)	05/06/15	Citibank, N.A.	0.18%	Credit Suisse 30-Year Inflation Breakeven Index (duration-adjusted short exposure to U.S. Treasury bonds)	$(958,926)
390,327	05/06/15	Citibank, N.A.	(0.09)%	Credit Suisse 30-Year Inflation Breakeven Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)	75,923
(2,297,865)	01/06/16	Societe Generale	0.33%	Credit Suisse 30-Year Inflation Breakeven Index (duration-adjusted short exposure to U.S. Treasury bonds)	(189,682)
154,929	11/06/15	Societe Generale	0.22%	Credit Suisse 30-Year Inflation Breakeven Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)	21,804
$(4,407,329)					$(1,050,881)

(1)                   Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

CDS North American HY Credit ETF

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 95.2%
$5,765,949	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $5,765,964	$5,765,949
	Total Repurchase Agreements (Cost $5,765,949)	5,765,949

	Total Investment Securities (Cost $5,765,949) †— 95.2%	5,765,949
	Other assets less liabilities — 4.8%	290,571
	Net Assets — 100.0%	$6,056,520

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Credit Default Swap Agreements - Sell protection(a)

Underlying Instrument*	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at February 28, 2015(b)	Notional Amount(c)**	Value	Premiums Paid(Received)	Unrealized Appreciation
CDX North American High Yield Index; Version 2, Series 22	5.00%	06/20/2019	2.95%	$784,000	$70,276	$51,302	$18,974
CDX North American High Yield Index; Version 2, Series 23	5.00%	12/20/2019	3.21%	4,702,500	402,080	289,998	112,082
					$472,356	$341,300	$131,056

*As of February 28, 2015, the CDX North America High Yield Index included securities which had defaulted and represented 1% of the Index.

**Reflects the notional amount after the default of securities.

(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection would be required to pay a) the full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity.

(b) Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c) The notional amount represents the maximum potential payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North American High Yield Index.

See accompanying notes to schedules of portfolio investments.

CDS Short North American HY Credit ETF

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 97.8%
$7,547,471	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $7,547,489	$7,547,471
	Total Repurchase Agreements (Cost $7,547,471)	7,547,471

	Total Investment Securities (Cost $7,547,471) † — 97.8%	7,547,471
	Other assets less liabilities — 2.2%	170,060
	Net Assets — 100.0%	$7,717,531

(a)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                      Tax basis equals book cost.

Credit Default Swap Agreements - Buy protection(a)

Underlying Instrument*	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread at February 28, 2015(b)	Notional Amount(c)**	Value	Premiums Paid(Received)	Unrealized Depreciation
CDX North American High Yield Index; Version 2, Series 22	5.00%	06/20/2019	2.95%	$695,800	$(62,370)	$(56,056)	$(6,314)
CDX North American High Yield Index; Version 2, Series 23	5.00%	12/20/2019	3.21%	6,365,700	(544,289)	(384,640)	(159,649)
					$(606,659)	$(440,696)	$(165,963)

*As of February 28, 2015, the CDX North America High Yield Index included securities which had defaulted and represented 1% of the Index.

**Reflects the notional amount after the default of securities.

(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection would have the right to deliver a reference obligation and receive the par (or other agreed-upon) value of such obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade).

(b) Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c) The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North American High Yield Index.

Cash collateral in the amount of $808,162 was pledged to cover margin requirements for credit default swap contracts as of February 28, 2015.

See accompanying notes to schedules of portfolio investments.

Short S&P500®

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 79.5%
	U.S. Treasury Bills
$10,000,000	0.00%, due 04/30/15	$9,999,750
300,000,000	0.00%, due 05/21/15	299,993,400
235,000,000	0.00%, due 05/28/15	234,992,950
50,000,000	0.00%, due 06/11/15	49,997,550
100,000,000	0.00%, due 06/25/15	99,992,800
90,000,000	0.00%, due 07/02/15	89,991,630
180,000,000	0.00%, due 09/17/15	179,925,300
40,000,000	0.00%, due 10/15/15	39,978,560
30,000,000	0.00%, due 11/12/15	29,978,220
	Total U.S. Government & Agency Securities (Cost $1,034,757,179)	1,034,850,160

	Repurchase Agreements (a)(b) — 34.9%
453,991,931	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $453,993,125	453,991,931
	Total Repurchase Agreements (Cost $453,991,931)	453,991,931

	Total Investment Securities (Cost $1,488,749,110) — 114.4%	1,488,842,091
	Liabilities in excess of other assets — (14.4%)	(187,671,471)
	Net Assets — 100.0%	$1,301,170,620

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $285,101,114.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$107,681
Aggregate gross unrealized depreciation	(14,700)
Net unrealized appreciation	$92,981
Federal income tax cost of investments	$1,488,749,110

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of February 28, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	1,303	03/20/15	$136,945,300	$(3,011,666)

Cash collateral in the amount of $6,593,180 was pledged to cover margin requirements for open futures contracts as of February 28, 2015.

Swap Agreements

Short S&P500® had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(217,778,635)	11/07/16	Bank of America, N.A.	(0.47)%	S&P 500® Index	$(14,112,715)
(78,421,101)	02/08/16	Citibank, N.A.	(0.34)%	S&P 500® Index	(7,432,404)
(88,122,310)	11/06/15	Credit Suisse International	(0.32)%	S&P 500® Index	(35,755,087)
(22,151,359)	11/06/15	Deutsche Bank AG	(0.19)%	S&P 500® Index	(8,973,372)
(2,193,841)	11/06/15	Deutsche Bank AG	(0.07)%	SPDR® S&P 500® ETF Trust	(458,282)
(212,000,923)	01/06/16	Goldman Sachs International	(0.29)%	S&P 500® Index	(4,021,495)
(85,276,858)	01/06/16	Morgan Stanley & Co. International PLC	(0.37)%	S&P 500® Index	(7,474,359)
(105,627,254)	11/06/15	Societe Generale	(0.37)%	S&P 500® Index	(46,851,778)
(352,658,280)	11/07/16	UBS AG	(0.32)%	S&P 500® Index	(19,703,389)
$(1,164,230,561)					$(144,782,881)

(1)              Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short QQQ®

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 70.6%
	U.S. Treasury Bills
$4,000,000	0.00%, due 05/21/15	$3,999,912
50,000,000	0.00%, due 06/11/15	49,997,550
40,000,000	0.00%, due 06/18/15	39,997,600
10,000,000	0.00%, due 07/30/15	9,998,850
20,000,000	0.00%, due 10/15/15	19,989,280
	Total U.S. Government & Agency Securities (Cost $123,967,269)	123,983,192

	Repurchase Agreements (a)(b) — 52.2%
91,555,053	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $91,555,294	91,555,053
	Total Repurchase Agreements (Cost $91,555,053)	91,555,053

	Total Investment Securities (Cost $215,522,322) — 122.8%	215,538,245
	Liabilities in excess of other assets — (22.8%)	(40,031,416)
	Net Assets — 100.0%	$175,506,829

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $57,047,125.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,923
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$15,923
Federal income tax cost of investments	$215,522,322

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of February 28, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	46	03/20/15	$4,086,410	$(85,718)

Cash collateral in the amount of $182,160 was pledged to cover margin requirements for open futures contracts as of February 28, 2015.

Swap Agreements

Short QQQ® had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(6,930,044)	11/07/16	Bank of America, N.A.	(0.47)%	NASDAQ-100 Index®	$(1,850,931)
(25,433,121)	04/06/16	Citibank, N.A.	(0.29)%	NASDAQ-100 Index®	(1,233,124)
(14,581,687)	11/06/15	Credit Suisse International	(0.27)%	NASDAQ-100 Index®	(5,418,470)
(7,275,627)	11/06/15	Deutsche Bank AG	(0.29)%	NASDAQ-100 Index®	(3,362,617)
(19,127,137)	12/07/15	Goldman Sachs International	(0.34)%	NASDAQ-100 Index®	(1,344,669)
(2,376,582)	11/06/15	Morgan Stanley & Co. International PLC	(0.22)%	NASDAQ-100 Index®	(1,336,232)
(1,686,285)	11/06/15	Morgan Stanley & Co. International PLC	0.03%	PowerShares QQQ TrustSM, Series 1	(468,214)
(31,865,914)	11/06/15	Societe Generale	(0.40)%	NASDAQ-100 Index®	(22,194,127)
(62,154,558)	11/07/16	UBS AG	(0.27)%	NASDAQ-100 Index®	(5,676,332)
$(171,430,955)					$(42,884,716)

(1)              Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Dow30SM

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 84.9%
	U.S. Treasury Bills
$30,000,000	0.00%, due 04/30/15	$29,999,250
20,000,000	0.00%, due 05/28/15	19,999,400
45,000,000	0.00%, due 06/25/15	44,996,760
95,000,000	0.00%, due 10/15/15	94,949,080
	Total U.S. Government & Agency Securities (Cost $189,927,783)	189,944,490

	Repurchase Agreements (a)(b) — 27.4%
61,208,991	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $61,209,152	61,208,991
	Total Repurchase Agreements (Cost $61,208,991)	61,208,991

	Total Investment Securities (Cost $251,136,774) — 112.3%	251,153,481
	Liabilities in excess of other assets — (12.3%)	(27,522,295)
	Net Assets — 100.0%	$223,631,186

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $42,882,582.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,707
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$16,707
Federal income tax cost of investments	$251,136,774

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of February 28, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Industrial Average Futures Contracts	240	03/20/15	$21,746,400	$(405,649)

Cash collateral in the amount of $1,029,600 was pledged to cover margin requirements for open futures contracts as of February 28, 2015.

Swap Agreements

Short Dow30SM had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(16,082,025)	11/07/16	Bank of America, N.A.	(0.52)%	Dow Jones Industrial AverageSM Index	$(1,110,945)
(8,943,346)	04/06/16	Citibank, N.A.	(0.29)%	Dow Jones Industrial AverageSM Index	(174,597)
(73,677,950)	11/06/15	Credit Suisse International	(0.27)%	Dow Jones Industrial AverageSM Index	(13,665,879)
(2,645,697)	11/06/15	Deutsche Bank AG	0.07%	Dow Jones Industrial AverageSM Index	(562,090)
(945,101)	11/06/15	Deutsche Bank AG	0.12%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(391,833)
(12,337,310)	12/07/15	Goldman Sachs International	(0.44)%	Dow Jones Industrial AverageSM Index	(611,537)
(83,740,394)	11/06/15	Societe Generale	(0.41)%	Dow Jones Industrial AverageSM Index	(12,595,592)
(3,494,535)	11/07/16	UBS AG	(0.27)%	Dow Jones Industrial AverageSM Index	(393,021)
$(201,866,358)					$(29,505,494)

(1)              Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short MidCap400

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 64.6%
	U.S. Treasury Bills
$7,000,000	0.00%, due 05/28/15	$6,999,790
10,000,000	0.00%, due 06/11/15	9,999,510
	Total U.S. Government & Agency Securities (Cost $16,996,468)	16,999,300

	Repurchase Agreements (a)(b) — 59.4%
15,635,768	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $15,635,810	15,635,768
	Total Repurchase Agreements (Cost $15,635,768)	15,635,768

	Total Investment Securities (Cost $32,632,236) — 124.0%	32,635,068
	Liabilities in excess of other assets — (24.0%)	(6,310,816)
	Net Assets — 100.0%	$26,324,252

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $6,896,731.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,832
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$2,832
Federal income tax cost of investments	$32,632,236

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of February 28, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	23	03/20/15	$3,459,890	$(101,736)

Cash collateral in the amount of $169,510 was pledged to cover margin requirements for open futures contracts as of February 28, 2015.

Swap Agreements

Short MidCap400 had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(5,634,328)	11/07/16	Bank of America, N.A.	(0.07)%	S&P MidCap 400® Index	$(259,461)
(7,687,694)	11/06/15	Credit Suisse International	(0.17)%	S&P MidCap 400® Index	(3,789,043)
(2,594,572)	11/06/15	Deutsche Bank AG	0.27%	S&P MidCap 400® Index	(568,771)
(4,929,459)	11/06/15	Morgan Stanley & Co. International PLC	0.23%	S&P MidCap 400® Index	(1,174,367)
(2,008,997)	11/06/15	Societe Generale	(0.10)%	S&P MidCap 400® Index	(980,265)
$(22,855,050)					$(6,771,907)

(1)                   Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Russell2000

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 81.2%
	U.S. Treasury Bills
$10,000,000	0.00%, due 05/28/15	$9,999,700
60,000,000	0.00%, due 06/04/15	59,996,160
40,000,000	0.00%, due 06/11/15	39,998,040
50,000,000	0.00%, due 06/18/15	49,997,000
50,000,000	0.00%, due 07/09/15	49,995,050
80,000,000	0.00%, due 08/13/15	79,981,760
	Total U.S. Government & Agency Securities (Cost $289,953,794)	289,967,710

	Repurchase Agreements (a)(b) — 28.1%
100,050,685	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $100,050,948	100,050,685
	Total Repurchase Agreements (Cost $100,050,685)	100,050,685

	Total Investment Securities (Cost $390,004,479) — 109.3%	390,018,395
	Liabilities in excess of other assets — (9.3%)	(33,336,550)
	Net Assets — 100.0%	$356,681,845

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $60,121,176.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,433
Aggregate gross unrealized depreciation	(3,517)
Net unrealized appreciation	$13,916
Federal income tax cost of investments	$390,004,479

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of February 28, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	100	03/20/15	$12,312,000	$(257,842)

Cash collateral in the amount of $561,000 was pledged to cover margin requirements for open futures contracts as of February 28, 2015.

Swap Agreements

Short Russell2000 had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(162,450,825)	11/07/16	Bank of America, N.A.	0.33%	Russell 2000® Index	$(11,104,758)
(4,139,517)	04/06/16	Citibank, N.A.	0.57%	Russell 2000® Index	(98,188)
(8,985,947)	11/06/15	Credit Suisse International	0.38%	Russell 2000® Index	(7,989,037)
(3,346,450)	11/06/15	Deutsche Bank AG	0.87%	Russell 2000® Index	(474,229)
(583,009)	11/06/15	Deutsche Bank AG	0.87%	iShares® Russell 2000 ETF	(60,837)
(136,619,972)	12/07/15	Goldman Sachs International	0.47%	Russell 2000® Index	(8,463,004)
(18,923,725)	11/06/15	Morgan Stanley & Co. International PLC	0.48%	Russell 2000® Index	(2,316,495)
(918,581)	11/06/15	Morgan Stanley & Co. International PLC	0.73%	iShares® Russell 2000 ETF	(630,946)
(2,678,691)	11/06/15	Societe Generale	0.73%	Russell 2000® Index	(1,917,226)
(5,753,478)	11/07/16	UBS AG	0.43%	Russell 2000® Index	(805,499)
$(344,400,195)					$(33,860,219)

(1)                   Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short SmallCap600

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 49.1%
	U.S. Treasury Bills
$2,000,000	0.00%, due 07/16/15	$1,999,698
6,000,000	0.00%, due 10/15/15	5,996,784
	Total U.S. Government & Agency Securities (Cost $7,996,162)	7,996,482

	Repurchase Agreements (a)(b) — 60.2%
9,803,983	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $9,804,008	9,803,983
	Total Repurchase Agreements (Cost $9,803,983)	9,803,983

	Total Investment Securities (Cost $17,800,145) — 109.3%	17,800,465
	Liabilities in excess of other assets — (9.3%)	(1,513,105)
	Net Assets — 100.0%	$16,287,360

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $2,707,458.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$432
Aggregate gross unrealized depreciation	(112)
Net unrealized appreciation	$320
Federal income tax cost of investments	$17,800,145

Swap Agreements

Short SmallCap600 had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(8,466,057)	11/06/15	Bank of America, N.A.	(0.07)%	S&P SmallCap 600® Index	$(589,003)
(3,052,523)	02/08/16	Citibank, N.A.	0.07%	S&P SmallCap 600® Index	(141,134)
(1,191,899)	11/06/15	Credit Suisse International	0.28%	S&P SmallCap 600® Index	(224,369)
(836,173)	11/06/15	Deutsche Bank AG	0.67%	S&P SmallCap 600® Index	(148,557)
(1,347,247)	11/06/15	Morgan Stanley & Co. International PLC	0.38%	S&P SmallCap 600® Index	(185,728)
(1,383,604)	11/06/15	Societe Generale	0.43%	S&P SmallCap 600® Index	(192,906)
$(16,277,503)					$(1,481,697)

(1)                   Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort S&P500®

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 91.6%
	U.S. Treasury Bills
$90,000,000	0.00%, due 03/12/15	$89,999,450
50,000,000	0.00%, due 04/16/15	49,997,444
50,000,000	0.00%, due 05/14/15	49,999,000
60,000,000	0.00%, due 05/28/15	59,998,200
35,000,000	0.00%, due 06/18/15	34,997,900
90,000,000	0.00%, due 08/13/15	89,979,480
50,000,000	0.00%, due 08/20/15	49,985,750
180,000,000	0.00%, due 09/17/15	179,925,300
320,000,000	0.00%, due 10/15/15	319,828,480
130,000,000	0.00%, due 11/12/15	129,905,620
	Total U.S. Government & Agency Securities (Cost $1,054,585,074)	1,054,616,624

	Repurchase Agreements (a)(b) — 24.8%
285,209,909	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $285,210,658	285,209,909
	Total Repurchase Agreements (Cost $285,209,909)	285,209,909

	Total Investment Securities (Cost $1,339,794,983) — 116.4%	1,339,826,533
	Liabilities in excess of other assets — (16.4%)	(188,578,260)
	Net Assets — 100.0%	$1,151,248,273

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $393,042,887.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,250
Aggregate gross unrealized depreciation	(14,700)
Net unrealized appreciation	$31,550
Federal income tax cost of investments	$1,339,794,983

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of February 28, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	1,537	03/20/15	$161,538,700	$(2,009,727)

Cash collateral in the amount of $7,777,220 was pledged to cover margin requirements for open futures contracts as of February 28, 2015.

Swap Agreements

UltraShort S&P500® had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(409,080,805)	11/07/16	Bank of America, N.A.	(0.47)%	S&P 500® Index	$(19,069,348)
(259,146,005)	02/08/16	Citibank, N.A.	(0.34)%	S&P 500® Index	(19,078,684)
(115,873,006)	11/06/15	Credit Suisse International	(0.32)%	S&P 500® Index	(25,967,988)
(90,550,413)	11/06/15	Deutsche Bank AG	(0.19)%	S&P 500® Index	(18,922,870)
(6,473,326)	01/06/16	Deutsche Bank AG	(0.07)%	SPDR® S&P 500® ETF Trust	(917,474)
(711,149,532)	01/06/16	Goldman Sachs International	(0.29)%	S&P 500® Index	(15,492,416)
(618,217)	11/07/16	Goldman Sachs International	(0.19)%	SPDR® S&P 500® ETF Trust	(31,423)
(163,690,045)	01/06/16	Morgan Stanley & Co. International PLC	(0.37)%	S&P 500® Index	(6,316,614)
(275,167,833)	11/06/15	Societe Generale	(0.37)%	S&P 500® Index	(80,954,620)
(109,245,822)	11/07/16	UBS AG	(0.32)%	S&P 500® Index	(8,206,927)
$(2,140,995,004)					$(194,958,364)

(1)                   Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort QQQ®

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 94.3%
	U.S. Treasury Bills
$60,000,000	0.00%, due 04/16/15	$59,997,317
30,000,000	0.00%, due 05/21/15	29,999,340
20,000,000	0.00%, due 05/28/15	19,999,400
80,000,000	0.00%, due 06/04/15	79,994,880
60,000,000	0.00%, due 06/11/15	59,997,060
35,000,000	0.00%, due 10/15/15	34,981,240
	Total U.S. Government & Agency Securities (Cost $284,936,835)	284,969,237

	Repurchase Agreements (a)(b) — 29.9%
90,463,019	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $90,463,256	90,463,019
	Total Repurchase Agreements (Cost $90,463,019)	90,463,019

	Total Investment Securities (Cost $375,399,854) — 124.2%	375,432,256
	Liabilities in excess of other assets — (24.2%)	(73,262,085)
	Net Assets — 100.0%	$302,170,171

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $133,736,203.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,402
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$32,402
Federal income tax cost of investments	$375,399,854

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of February 28, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	250	03/20/15	$22,208,750	$(208,319)

Cash collateral in the amount of $990,000 was pledged to cover margin requirements for open futures contracts as of February 28, 2015.

Swap Agreements

UltraShort QQQ® had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(37,503,398)	11/07/16	Bank of America, N.A.	(0.47)%	NASDAQ-100 Index®	$(5,038,741)
(32,847,410)	04/06/16	Citibank, N.A.	(0.29)%	NASDAQ-100 Index®	(1,592,605)
(23,477,149)	11/06/15	Credit Suisse International	(0.27)%	NASDAQ-100 Index®	(10,296,785)
(9,770,293)	11/06/15	Deutsche Bank AG	(0.29)%	NASDAQ-100 Index®	(3,453,510)
(3,032,169)	11/06/15	Deutsche Bank AG	(0.09)%	PowerShares QQQ TrustSM, Series 1	(560,215)
(320,520,741)	01/06/16	Goldman Sachs International	(0.34)%	NASDAQ-100 Index®	(12,583,222)
(362,525)	11/07/16	Goldman Sachs International	(0.14)%	PowerShares QQQ TrustSM, Series 1	(72,225)
(5,460,705)	11/06/15	Morgan Stanley & Co. International PLC	(0.22)%	NASDAQ-100 Index®	(1,400,082)
(379,199)	11/06/15	Morgan Stanley & Co. International PLC	0.03%	PowerShares QQQ TrustSM, Series 1	(254,693)
(135,412,955)	11/06/15	Societe Generale	(0.40)%	NASDAQ-100 Index®	(38,020,012)
(13,373,167)	11/07/16	UBS AG	(0.27)%	NASDAQ-100 Index®	(508,024)
$(582,139,711)					$(73,780,114)

(1)              Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Dow30SM

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 91.6%
	U.S. Treasury Bills
$50,000,000	0.00%, due 06/25/15	$49,996,400
47,000,000	0.00%, due 07/09/15	46,995,347
50,000,000	0.00%, due 10/15/15	49,973,200
20,000,000	0.00%, due 11/12/15	19,985,480
	Total U.S. Government & Agency Securities (Cost $166,934,745)	166,950,427

	Repurchase Agreements (a)(b) — 27.9%
50,734,594	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $50,734,727	50,734,594
	Total Repurchase Agreements (Cost $50,734,594)	50,734,594

	Total Investment Securities (Cost $217,669,339) — 119.5%	217,685,021
	Liabilities in excess of other assets — (19.5%)	(35,560,678)
	Net Assets — 100.0%	$182,124,343

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $57,793,936.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,682
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$15,682
Federal income tax cost of investments	$217,669,339

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of February 28, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Industrial Average Futures Contracts	258	03/20/15	$23,377,380	$(339,990)

Cash collateral in the amount of $1,106,820 was pledged to cover margin requirements for open futures contracts as of February 28, 2015.

Swap Agreements

UltraShort Dow30SM had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(102,210,070)	11/07/16	Bank of America, N.A.	(0.52)%	Dow Jones Industrial AverageSM Index	$(5,481,087)
(19,988,464)	04/06/16	Citibank, N.A.	(0.29)%	Dow Jones Industrial AverageSM Index	(406,704)
(12,974,383)	11/06/15	Credit Suisse International	(0.27)%	Dow Jones Industrial AverageSM Index	(6,117,525)
(43,189,567)	11/06/15	Deutsche Bank AG	0.07%	Dow Jones Industrial AverageSM Index	(8,975,983)
(933,658)	11/06/15	Deutsche Bank AG	0.12%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(155,759)
(93,805,274)	12/07/15	Goldman Sachs International	(0.44)%	Dow Jones Industrial AverageSM Index	(4,141,530)
(1,264,095)	12/07/15	Goldman Sachs International	(0.26)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(50,031)
(64,323,249)	11/06/15	Societe Generale	(0.41)%	Dow Jones Industrial AverageSM Index	(10,942,555)
(2,249,072)	11/07/16	UBS AG	(0.27)%	Dow Jones Industrial AverageSM Index	(262,492)
$(340,937,832)					$(36,533,666)

(1)         Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort MidCap400

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 38.3%
	U.S. Treasury Bill
$3,000,000	0.00%, due 05/28/15	$2,999,910
	Total U.S. Government & Agency Security (Cost $2,999,494)	2,999,910

	Repurchase Agreements (a)(b) — 90.8%
7,115,995	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $7,116,013	7,115,995
	Total Repurchase Agreements (Cost $7,115,995)	7,115,995

	Total Investment Securities (Cost $10,115,489) — 129.1%	10,115,905
	Liabilities in excess of other assets — (29.1%)	(2,280,996)
	Net Assets — 100.0%	$7,834,909

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $2,971,892.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$416
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$416
Federal income tax cost of investments	$10,115,489

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of February 28, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	6	03/20/15	$902,580	$(18,585)

Cash collateral in the amount of $44,220 was pledged to cover margin requirements for open futures contracts as of February 28, 2015.

Swap Agreements

UltraShort MidCap400 had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(1,115,005)	11/07/16	Bank of America, N.A.	(0.07)%	S&P MidCap 400® Index	$(100,856)
(1,185,006)	02/08/16	Citibank, N.A.	(0.14)%	S&P MidCap 400® Index	(125,499)
(7,049,312)	11/06/15	Credit Suisse International	(0.17)%	S&P MidCap 400® Index	(938,602)
(2,080,968)	11/06/15	Deutsche Bank AG	0.27%	S&P MidCap 400® Index	(274,822)
(45,418)	01/06/16	Deutsche Bank AG	0.37%	SPDR® S&P MidCap 400® ETF Trust	(14,557)
(1,382,101)	11/06/15	Morgan Stanley & Co. International PLC	0.23%	S&P MidCap 400® Index	(405,398)
(1,915,198)	11/06/15	Societe Generale	(0.10)%	S&P MidCap 400® Index	(636,313)
$(14,773,008)					$(2,496,047)

(1)         Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 95.7%
	U.S. Treasury Bills
$25,000,000	0.00%, due 04/30/15	$24,999,375
50,000,000	0.00%, due 05/21/15	49,998,900
20,000,000	0.00%, due 06/04/15	19,998,720
60,000,000	0.00%, due 10/15/15	59,967,840
	Total U.S. Government & Agency Securities (Cost $154,950,734)	154,964,835

	Repurchase Agreements (a)(b) — 25.9%
41,857,030	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $41,857,140	41,857,030
	Total Repurchase Agreements (Cost $41,857,030)	41,857,030

	Total Investment Securities (Cost $196,807,764) — 121.6%	196,821,865
	Liabilities in excess of other assets — (21.6%)	(34,985,184)
	Net Assets — 100.0%	$161,836,681

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $41,017,985.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,101
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$14,101
Federal income tax cost of investments	$196,807,764

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of February 28, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	45	03/20/15	$5,540,400	$(3,509)

Cash collateral in the amount of $252,450 was pledged to cover margin requirements for open futures contracts as of February 28, 2015.

Swap Agreements

UltraShort Russell2000 had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(197,282,904)	11/07/16	Bank of America, N.A.	0.33%	Russell 2000® Index	$(15,426,248)
(17,203,130)	04/06/16	Citibank, N.A.	0.57%	Russell 2000® Index	(432,420)
(1,135,123)	11/06/15	Credit Suisse International	0.38%	Russell 2000® Index	(62,175)
(1,384,886)	11/06/15	Deutsche Bank AG	0.87%	Russell 2000® Index	(214,380)
(865,368)	11/06/15	Deutsche Bank AG	0.87%	iShares® Russell 2000 ETF	(117,032)
(1,232,061)	12/07/15	Goldman Sachs International	0.47%	Russell 2000® Index	(68,917)
(80,285,955)	11/06/15	Morgan Stanley & Co. International PLC	0.48%	Russell 2000® Index	(9,005,407)
(1,061,202)	11/06/15	Morgan Stanley & Co. International PLC	0.73%	iShares® Russell 2000 ETF	(987,094)
(2,458,478)	11/06/15	Societe Generale	0.73%	Russell 2000® Index	(7,951,026)
(15,231,744)	11/07/16	UBS AG	0.43%	Russell 2000® Index	(593,527)
$(318,140,851)					$(34,858,226)

(1)         Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort SmallCap600

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 43.9%
	U.S. Treasury Bill
$2,000,000	0.00%, due 05/21/15	$1,999,956
	Total U.S. Government & Agency Security (Cost $1,999,685)	1,999,956

	Repurchase Agreements (a)(b) — 84.8%
3,866,025	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $3,866,035	3,866,025
	Total Repurchase Agreements (Cost $3,866,025)	3,866,025

	Total Investment Securities (Cost $5,865,710) — 128.7%	5,865,981
	Liabilities in excess of other assets — (28.7%)	(1,309,687)
	Net Assets — 100.0%	$4,556,294

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $1,619,928.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$271
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$271
Federal income tax cost of investments	$5,865,710

Swap Agreements

UltraShort SmallCap600 had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$(4,501,601)	11/06/15	Bank of America, N.A.	(0.07)%	S&P SmallCap 600® Index	$(477,240)
(1,314,092)	11/06/15	Credit Suisse International	0.28%	S&P SmallCap 600® Index	(213,332)
(778,323)	11/06/15	Deutsche Bank AG	0.67%	S&P SmallCap 600® Index	(191,772)
(116,925)	11/06/15	Deutsche Bank AG	0.67%	iShares® Core S&P Small-Cap ETF	9,857
(1,395,696)	11/06/15	Morgan Stanley & Co. International PLC	0.38%	S&P SmallCap 600® Index	(257,575)
(1,011,101)	11/06/15	Societe Generale	0.43%	S&P SmallCap 600® Index	(158,940)
$(9,117,738)					$(1,289,002)

(1)         Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short S&P500®

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 88.2%
	U.S. Treasury Bills
$894,000	0.00%, due 04/16/15	$893,960
30,000,000	0.00%, due 04/30/15	29,999,250
50,000,000	0.00%, due 07/30/15	49,994,250
50,000,000	0.00%, due 08/06/15	49,991,300
150,000,000	0.00%, due 09/17/15	149,937,750
115,000,000	0.00%, due 11/12/15	114,916,510
	Total U.S. Government & Agency Securities (Cost $395,719,766)	395,733,020

	Repurchase Agreements (a)(b) — 28.2%
126,555,191	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $126,555,524	126,555,191
	Total Repurchase Agreements (Cost $126,555,191)	126,555,191

	Total Investment Securities (Cost $522,274,957) — 116.4%	522,288,211
	Liabilities in excess of other assets — (16.4%)	(73,456,836)
	Net Assets — 100.0%	$448,831,375

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $221,069,355.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,337
Aggregate gross unrealized depreciation	(3,083)
Net unrealized appreciation	$13,254
Federal income tax cost of investments	$522,274,957

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of February 28, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	792	03/20/15	$83,239,200	$(541,248)

Cash collateral in the amount of $4,007,520 was pledged to cover margin requirements for open futures contracts as of February 28, 2015.

Swap Agreements

UltraPro Short S&P500® had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(282,712,496)	11/07/16	Bank of America, N.A.	(0.47)%	S&P 500® Index	$(9,535,359)
(99,511,207)	02/08/16	Citibank, N.A.	(0.34)%	S&P 500® Index	(9,625,199)
(60,223,904)	11/06/15	Credit Suisse International	(0.32)%	S&P 500® Index	(16,187,149)
(37,320,561)	11/06/15	Deutsche Bank AG	(0.19)%	S&P 500® Index	(11,567,047)
(262,116)	01/06/16	Deutsche Bank AG	(0.07)%	SPDR® S&P 500® ETF Trust	(35,928)
(358,769,218)	01/06/16	Goldman Sachs International	(0.29)%	S&P 500® Index	(10,556,977)
(690,462)	11/07/16	Goldman Sachs International	(0.19)%	SPDR® S&P 500® ETF Trust	(35,095)
(138,755,768)	11/07/16	Morgan Stanley & Co. International PLC	(0.37)%	S&P 500® Index	(6,591,967)
(210,441,544)	11/06/15	Societe Generale	(0.37)%	S&P 500® Index	(35,902,565)
(74,577,925)	11/07/16	UBS AG	(0.32)%	S&P 500® Index	(5,858,602)
$(1,263,265,201)					$(105,895,888)

(1)         Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short QQQ®

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 90.3%
	U.S. Treasury Bills
$60,000,000	0.00%, due 03/05/15	$59,999,930
40,000,000	0.00%, due 05/14/15	39,999,200
10,000,000	0.00%, due 06/18/15	9,999,400
15,000,000	0.00%, due 07/02/15	14,998,605
10,000,000	0.00%, due 07/23/15	9,998,310
50,000,000	0.00%, due 08/20/15	49,985,750
45,000,000	0.00%, due 10/15/15	44,975,880
	Total U.S. Government & Agency Securities (Cost $229,949,201)	229,957,075

	Repurchase Agreements (a)(b) — 42.1%
107,367,229	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $107,367,512	107,367,229
	Total Repurchase Agreements (Cost $107,367,229)	107,367,229

	Total Investment Securities (Cost $337,316,430) — 132.4%	337,324,304
	Liabilities in excess of other assets — (32.4%)	(82,454,552)
	Net Assets — 100.0%	$254,869,752

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $159,969,486.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,115
Aggregate gross unrealized depreciation	(241)
Net unrealized appreciation	$7,874
Federal income tax cost of investments	$337,316,430

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

UltraPro Short QQQ® had the following open short futures contracts as of February 28, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	230	03/20/15	$20,432,050	$(189,326)

Cash collateral in the amount of $910,800 was pledged to cover margin requirements for open futures contracts as of February 28, 2015.

Swap Agreements

UltraPro Short QQQ® had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(212,407,232)	11/07/16	Bank of America, N.A.	(0.47)%	NASDAQ-100 Index®	$(13,448,309)
(6,427,454)	04/06/16	Citibank, N.A.	(0.29)%	NASDAQ-100 Index®	(311,635)
(7,984,507)	11/06/15	Credit Suisse International	(0.27)%	NASDAQ-100 Index®	(1,874,524)
(37,288,171)	11/06/15	Deutsche Bank AG	(0.29)%	NASDAQ-100 Index®	(8,198,183)
(4,044,733)	11/06/15	Deutsche Bank AG	(0.09)%	PowerShares QQQ TrustSM, Series 1	(897,164)
(292,855,155)	01/06/16	Goldman Sachs International	(0.34)%	NASDAQ-100 Index®	(12,216,468)
(69,003)	12/07/15	Goldman Sachs International	(0.14)%	PowerShares QQQ TrustSM, Series 1	(21,737)
(3,918,937)	11/06/15	Morgan Stanley & Co. International PLC	(0.22)%	NASDAQ-100 Index®	(1,155,558)
(1,134,165)	11/06/15	Morgan Stanley & Co. International PLC	0.03%	PowerShares QQQ TrustSM, Series 1	(766,677)
(162,716,223)	11/06/15	Societe Generale	(0.40)%	NASDAQ-100 Index®	(45,257,523)
(15,326,218)	11/07/16	UBS AG	(0.27)%	NASDAQ-100 Index®	(1,658,768)
$(744,171,798)					$(85,806,546)

(1)         Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short Dow30SM

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 85.0%
	U.S. Treasury Bills
$9,000,000	0.00%, due 05/21/15	$8,999,802
10,000,000	0.00%, due 06/11/15	9,999,510
55,000,000	0.00%, due 10/15/15	54,970,520
20,000,000	0.00%, due 11/12/15	19,985,480
	Total U.S. Government & Agency Securities (Cost $93,946,362)	93,955,312

	Repurchase Agreements (a)(b) — 48.4%
53,576,203	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $53,576,344	53,576,203
	Total Repurchase Agreements (Cost $53,576,203)	53,576,203

	Total Investment Securities (Cost $147,522,565) — 133.4%	147,531,515
	Liabilities in excess of other assets — (33.4%)	(36,927,845)
	Net Assets — 100.0%	$110,603,670

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $43,252,062.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,950
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$8,950
Federal income tax cost of investments	$147,522,565

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of February 28, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Industrial Average Futures Contracts	195	03/20/15	$17,668,950	$(166,127)

Cash collateral in the amount of $836,550 was pledged to cover margin requirements for open futures contracts as of February 28, 2015.

Swap Agreements

UltraPro Short Dow30SM had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(58,354,604)	11/07/16	Bank of America, N.A.	(0.52)%	Dow Jones Industrial AverageSM Index	$(2,039,641)
(11,030,765)	04/06/16	Citibank, N.A.	(0.29)%	Dow Jones Industrial AverageSM Index	(215,349)
(1,845,374)	11/06/15	Credit Suisse International	(0.27)%	Dow Jones Industrial AverageSM Index	(259,024)
(2,958,588)	11/06/15	Deutsche Bank AG	0.12%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(423,381)
(2,759,920)	11/06/15	Deutsche Bank AG	0.07%	Dow Jones Industrial AverageSM Index	(242,011)
(4,409,298)	12/07/15	Goldman Sachs International	(0.26)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(174,514)
(61,505)	12/07/15	Goldman Sachs International	(0.44)%	Dow Jones Industrial AverageSM Index	(62,295)
(40,679,568)	11/07/16	Morgan Stanley & Co. International PLC	(0.22)%	Dow Jones Industrial AverageSM Index	(2,126,256)
(169,844,335)	11/06/15	Societe Generale	(0.41)%	Dow Jones Industrial AverageSM Index	(31,456,272)
(22,232,490)	11/07/16	UBS AG	(0.27)%	Dow Jones Industrial AverageSM Index	(640,912)
$(314,176,447)					$(37,639,655)

(1)         Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short MidCap400

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 62.2%
	U.S. Treasury Bills
$2,000,000	0.00%, due 06/11/15	$1,999,902
2,000,000	0.00%, due 07/23/15	1,999,662
400,000	0.00%, due 10/15/15	399,786
	Total U.S. Government & Agency Securities (Cost $4,399,248)	4,399,350

	Repurchase Agreements (a)(b) — 72.8%
5,149,310	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $5,149,324	5,149,310
	Total Repurchase Agreements (Cost $5,149,310)	5,149,310

	Total Investment Securities
	(Cost $9,548,558) — 135.0%	9,548,660
	Liabilities in excess of other assets — (35.0%)	(2,473,542)
	Net Assets — 100.0%	$7,075,118

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $2,399,660.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$147
Aggregate gross unrealized depreciation	(45)
Net unrealized appreciation	$102
Federal income tax cost of investments	$9,548,558

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of February 28, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	6	03/20/15	$902,580	$(11,443)

Cash collateral in the amount of $44,220 was pledged to cover margin requirements for open futures contracts as of February 28, 2015.

Swap Agreements

UltraPro Short MidCap400 had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$(2,473,833)	11/06/15	Bank of America, N.A.	(0.07)%	S&P MidCap 400® Index	$(270,830)
(933,795)	02/08/16	Citibank, N.A.	(0.14)%	S&P MidCap 400® Index	(249,097)
(132,263)	11/06/15	Credit Suisse International	(0.17)%	S&P MidCap 400® Index	7,402
(579,071)	11/06/15	Deutsche Bank AG	0.27%	S&P MidCap 400® Index	(12,637)
(135,021)	12/07/15	Goldman Sachs International	0.17%	SPDR® S&P MidCap 400® ETF Trust	(7,410)
(6,832,373)	11/06/15	Morgan Stanley & Co. International PLC	0.23%	S&P MidCap 400® Index	(2,223,071)
(9,244,394)	11/06/15	Societe Generale	(0.10)%	S&P MidCap 400® Index	(744,268)
$(20,330,750)					$(3,499,911)

(1)         Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short Russell2000

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 70.5%
	U.S. Treasury Bills
$20,000,000	0.00%, due 05/21/15	$19,999,560
12,000,000	0.00%, due 05/28/15	11,999,640
5,000,000	0.00%, due 06/25/15	4,999,640
20,000,000	0.00%, due 10/15/15	19,989,280
	Total U.S. Government & Agency Securities (Cost $56,981,669)	56,988,120

	Repurchase Agreements (a)(b) — 53.2%
43,005,256	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $43,005,368	43,005,256
	Total Repurchase Agreements (Cost $43,005,256)	43,005,256

	Total Investment Securities
	(Cost $99,986,925) — 123.7%	99,993,376
	Liabilities in excess of other assets — (23.7%)	(19,173,831)
	Net Assets — 100.0%	$80,819,545

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $23,014,934.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,451
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$6,451
Federal income tax cost of investments	$99,986,925

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of February 28, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	38	03/20/15	$4,678,560	$(3,899)

Cash collateral in the amount of $213,180 was pledged to cover margin requirements for open futures contracts as of February 28, 2015.

Swap Agreements

UltraPro Short Russell2000 had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$(85,676,784)	11/07/16	Bank of America, N.A.	0.33%	Russell 2000® Index	$(3,539,331)
(37,834,847)	04/06/16	Citibank, N.A.	0.57%	Russell 2000® Index	(905,555)
(162,346)	11/06/15	Credit Suisse International	0.38%	Russell 2000® Index	(51,689)
(1,074,551)	11/06/15	Deutsche Bank AG	0.87%	iShares® Russell 2000 ETF	(211,803)
(160,179)	11/06/15	Deutsche Bank AG	0.87%	Russell 2000® Index	46,087
(153,785)	12/07/15	Goldman Sachs International	0.47%	Russell 2000® Index	(24,198)
(82,712,758)	01/06/16	Morgan Stanley & Co. International PLC	0.48%	Russell 2000® Index	(8,166,397)
(424,632)	11/06/15	Morgan Stanley & Co. International PLC	0.73%	iShares® Russell 2000 ETF	(1,073,678)
(6,447,150)	11/06/15	Societe Generale	0.73%	Russell 2000® Index	(3,239,131)
(23,156,098)	11/07/16	UBS AG	0.43%	Russell 2000® Index	(2,449,025)
$(237,803,130)					$(19,614,720)

(1)         Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Basic Materials

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 65.9%
	U.S. Treasury Bill
$800,000	0.00%, due 10/15/15	$799,572
	Total U.S. Government & Agency Security (Cost $799,514)	799,572

	Repurchase Agreements (a)(b) — 51.1%
620,429	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $620,429	620,429
	Total Repurchase Agreements (Cost $620,429)	620,429

	Total Investment Securities (Cost $1,419,943) — 117.0%	1,420,001
	Liabilities in excess of other assets — (17.0%)	(205,819)
	Net Assets — 100.0%	$1,214,182

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $303,827.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$58
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$58
Federal income tax cost of investments	$1,419,943

Swap Agreements

Short Basic Materials had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(62,564)	11/06/15	Bank of America, N.A.	(0.07)%	Dow Jones U.S. Basic MaterialsSM Index	$(24,028)
(269,600)	12/07/15	Credit Suisse International	(0.27)%	Dow Jones U.S. Basic MaterialsSM Index	(9,922)
(242,055)	11/06/15	Deutsche Bank AG	0.17%	Dow Jones U.S. Basic MaterialsSM Index	(36,940)
(364,543)	11/06/15	Morgan Stanley & Co. International PLC	0.13%	Dow Jones U.S. Basic MaterialsSM Index	(61,792)
(251,147)	11/06/15	Societe Generale	0.08%	Dow Jones U.S. Basic MaterialsSM Index	(46,230)
(23,434)	12/07/15	UBS AG	(0.07)%	Dow Jones U.S. Basic MaterialsSM Index	(6,655)
$(1,213,343)					$(185,567)

(1)         Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Financials

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 58.2%
	U.S. Treasury Bill
$12,270,000	0.00%, due 09/17/15	$12,264,908
	Total U.S. Government & Agency Security (Cost $12,265,384)	12,264,908

	Repurchase Agreements (a)(b) — 67.1%
14,144,763	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $14,144,800	14,144,763
	Total Repurchase Agreements (Cost $14,144,763)	14,144,763

	Total Investment Securities (Cost $26,410,147) — 125.3%	26,409,671
	Liabilities in excess of other assets — (25.3%)	(5,334,055)
	Net Assets — 100.0%	$21,075,616

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $4,780,879.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(476)
Net unrealized depreciation	$(476)
Federal income tax cost of investments	$26,410,147

Swap Agreements

Short Financials had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(2,186,154)	11/06/15	Bank of America, N.A.	(0.17)%	Dow Jones U.S. FinancialsSM Index	$(597,177)
(5,393,105)	12/07/15	Credit Suisse International	(0.27)%	Dow Jones U.S. FinancialsSM Index	(795,969)
(252,331)	11/06/15	Deutsche Bank AG	0.42%	Dow Jones U.S. FinancialsSM Index	(71,990)
(1,621,954)	12/07/15	Goldman Sachs International	(0.39)%	Dow Jones U.S. FinancialsSM Index	(62,598)
(4,230,968)	11/06/15	Morgan Stanley & Co. International PLC	(0.02)%	Dow Jones U.S. FinancialsSM Index	(501,669)
(5,273,751)	11/06/15	Societe Generale	(0.02)%	Dow Jones U.S. FinancialsSM Index	(1,229,002)
(2,099,767)	12/07/15	UBS AG	(0.07)%	Dow Jones U.S. FinancialsSM Index	(273,771)
$(21,058,030)					$(3,532,176)

(1)	Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Oil & Gas

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 93.1%
$4,204,283	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $4,204,293	$4,204,283
	Total Repurchase Agreements (Cost $4,204,283)	4,204,283

	Total Investment Securities (Cost $4,204,283) † — 93.1%	4,204,283
	Other assets less liabilities — 6.9%	311,972
	Net Assets — 100.0%	$4,516,255

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Short Oil & Gas had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$(861,094)	11/06/15	Bank of America, N.A.	(0.07)%	Dow Jones U.S. Oil & GasSM Index	$(51,238)
(225,161)	12/07/15	Credit Suisse International	(0.27)%	Dow Jones U.S. Oil & GasSM Index	21,452
(529,150)	11/06/15	Deutsche Bank AG	(0.04)%	Dow Jones U.S. Oil & GasSM Index	(23,712)
(86,019)	12/07/15	Goldman Sachs International	(0.29)%	Dow Jones U.S. Oil & GasSM Index	8,201
(1,061,094)	11/06/15	Morgan Stanley & Co. International PLC	(0.07)%	Dow Jones U.S. Oil & GasSM Index	(9,013)
(180,419)	11/06/15	Societe Generale	0.08%	Dow Jones U.S. Oil & GasSM Index	(29,313)
(1,568,935)	12/07/15	UBS AG	(0.07)%	Dow Jones U.S. Oil & GasSM Index	39,915
$(4,511,872)					$(43,708)

(1)	Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Real Estate

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 28.4%
	U.S. Treasury Bills
$2,000,000	0.00%, due 04/30/15	$1,999,950
2,000,000	0.00%, due 06/25/15	1,999,856
5,000,000	0.00%, due 08/13/15	4,998,860
	Total U.S. Government & Agency Securities (Cost $8,998,444)	8,998,666

	Repurchase Agreements (a)(b) — 78.5%
24,818,504	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $24,818,568	24,818,504
	Total Repurchase Agreements (Cost $24,818,504)	24,818,504

	Total Investment Securities (Cost $33,816,948) — 106.9%	33,817,170
	Liabilities in excess of other assets — (6.9%)	(2,193,694)
	Net Assets — 100.0%	$31,623,476

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $6,493,053.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$320
Aggregate gross unrealized depreciation	(98)
Net unrealized appreciation	$222
Federal income tax cost of investments	$33,816,948

Swap Agreements

Short Real Estate had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$(4,890,759)	03/07/16	Bank of America, N.A.	(0.22)%	Dow Jones U.S. Real EstateSM Index	$24,375
(23,302,030)	12/07/15	Credit Suisse International	(0.27)%	Dow Jones U.S. Real EstateSM Index	(380,872)
(701,855)	11/06/15	Deutsche Bank AG	0.47%	Dow Jones U.S. Real EstateSM Index	(322,671)
(536,689)	11/06/15	Morgan Stanley & Co. International PLC	0.08%	Dow Jones U.S. Real EstateSM Index	(101,380)
(2,020,613)	11/06/15	Societe Generale	0.08%	Dow Jones U.S. Real EstateSM Index	(1,976,654)
(140,757)	12/07/15	UBS AG	0.08%	Dow Jones U.S. Real EstateSM Index	(63,913)
$(31,592,703)					$(2,821,115)

(1)                   Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short KBW Regional Banking

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 51.7%
$691,966	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $691,967	$691,966
	Total Repurchase Agreements (Cost $691,966)	691,966

	Total Investment Securities (Cost $691,966) † — 51.7%	691,966
	Other assets less liabilities — 48.3%	647,736
	Net Assets — 100.0%	$1,339,702

(a)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                           Tax basis equals book cost.

Swap Agreements

Short KBW Regional Banking had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$(8,820)	11/06/15	Bank of America, N.A.	0.18%	KBW Regional Banking IndexSM	$152,500
(194,602)	11/06/15	Deutsche Bank AG	0.57%	KBW Regional Banking IndexSM	(39,295)
(163,562)	11/06/15	Morgan Stanley & Co. International PLC	0.48%	KBW Regional Banking IndexSM	(13,175)
(674,327)	11/06/15	Societe Generale	0.08%	KBW Regional Banking IndexSM	(16,250)
(296,987)	12/07/15	UBS AG	(0.02)%	KBW Regional Banking IndexSM	(14,656)
$(1,338,298)					$69,124

(1)                   Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Basic Materials

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 68.6%
	U.S. Treasury Bill
$9,000,000	0.00%, due 10/15/15	$8,995,176
	Total U.S. Government & Agency Security (Cost $8,994,500)	8,995,176

	Repurchase Agreements (a)(b) — 53.0%
6,958,689	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $6,958,706	6,958,689
	Total Repurchase Agreements (Cost $6,958,689)	6,958,689

	Total Investment Securities (Cost $15,953,189) — 121.6%	15,953,865
	Liabilities in excess of other assets — (21.6%)	(2,833,620)
	Net Assets — 100.0%	$13,120,245

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $5,989,589.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$676
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$676
Federal income tax cost of investments	$15,953,189

Swap Agreements

UltraShort Basic Materials had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(2,628,354)	03/07/16	Bank of America, N.A.	(0.07)%	Dow Jones U.S. Basic MaterialsSM Index	$(614,879)
(12,762,075)	12/07/15	Credit Suisse International	(0.27)%	Dow Jones U.S. Basic MaterialsSM Index	(269,990)
(5,559,831)	11/06/15	Deutsche Bank AG	0.17%	Dow Jones U.S. Basic MaterialsSM Index	(1,026,194)
(1,545,039)	11/06/15	Morgan Stanley & Co. International PLC	0.13%	Dow Jones U.S. Basic MaterialsSM Index	(569,217)
(1,258,912)	11/06/15	Societe Generale	0.08%	Dow Jones U.S. Basic MaterialsSM Index	(172,964)
(2,486,936)	12/07/15	UBS AG	(0.07)%	Dow Jones U.S. Basic MaterialsSM Index	(417,245)
$(26,241,147)					$(3,070,489)

(1)                   Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Nasdaq Biotechnology

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 37.0%
	U.S. Treasury Bills
$3,000,000	0.00%, due 06/18/15	$2,999,820
5,000,000	0.00%, due 06/25/15	4,999,640
5,000,000	0.00%, due 07/02/15	4,999,535
2,000,000	0.00%, due 08/13/15	1,999,544
10,000,000	0.00%, due 10/15/15	9,994,640
1,000,000	0.00%, due 11/12/15	999,274
	Total U.S. Government & Agency Securities (Cost $25,990,845)	25,992,453

	Repurchase Agreements (a)(b) — 79.4%
55,913,624	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $55,913,772	55,913,624
	Total Repurchase Agreements (Cost $55,913,624)	55,913,624

	Total Investment Securities (Cost $81,904,469) — 116.4%	81,906,077
	Liabilities in excess of other assets — (16.4%)	(11,525,886)
	Net Assets — 100.0%	$70,380,191

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $22,855,578.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,627
Aggregate gross unrealized depreciation	(19)
Net unrealized appreciation	$1,608
Federal income tax cost of investments	$81,904,469

Swap Agreements

UltraShort Nasdaq Biotechnology had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(76,901,072)	03/07/16	Bank of America, N.A.	0.13%	NASDAQ Biotechnology Index®	$(8,375,768)
(16,026)	11/06/15	Bank of America, N.A.	0.61%	iShares® Nasdaq Biotechnology ETF	(5,583)
(33,490)	12/07/15	Citibank, N.A.	0.87%	NASDAQ Biotechnology Index®	(4,479)
(1,329,186)	12/07/15	Credit Suisse International	0.53%	NASDAQ Biotechnology Index®	(264,118)
(6,937,927)	11/06/15	Deutsche Bank AG	0.67%	NASDAQ Biotechnology Index®	(5,346,098)
(141,058)	11/06/15	Morgan Stanley & Co. International PLC	0.43%	NASDAQ Biotechnology Index®	(49,143)
(63,326)	11/06/15	Morgan Stanley & Co. International PLC	0.93%	iShares® Nasdaq Biotechnology ETF	(21,478)
(39,922,012)	11/06/15	Societe Generale	0.58%	NASDAQ Biotechnology Index®	(19,630,628)
(15,421,762)	12/07/15	UBS AG	0.33%	NASDAQ Biotechnology Index®	(3,098,328)
$(140,765,859)					$(36,795,623)

(1)                   Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Goods

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 84.5%
$1,308,578	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $1,308,582	$1,308,578
	Total Repurchase Agreements (Cost $1,308,578)	1,308,578

	Total Investment Securities (Cost $1,308,578) † — 84.5%	1,308,578
	Other assets less liabilities — 15.5%	240,327
	Net Assets — 100.0%	$1,548,905

(a)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                           Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Goods had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(1,552,010)	03/07/16	Bank of America, N.A.	(0.12)%	Dow Jones U.S. Consumer GoodsSM Index	$(100,472)
(12,700)	11/06/15	Bank of America, N.A.	0.34%	iShares® U.S. Consumer Goods ETF	(1,773)
(8,191)	12/07/15	Credit Suisse International	(0.27)%	Dow Jones U.S. Consumer GoodsSM Index	(1,987)
(202,828)	11/06/15	Deutsche Bank AG	0.27%	Dow Jones U.S. Consumer GoodsSM Index	(112,344)
(614,113)	11/06/15	Morgan Stanley & Co. International PLC	0.18%	Dow Jones U.S. Consumer GoodsSM Index	(139,194)
(15,003)	11/06/15	Morgan Stanley & Co. International PLC	0.68%	iShares® U.S. Consumer Goods ETF	(2,150)
(185,740)	11/06/15	Societe Generale	0.08%	Dow Jones U.S. Consumer GoodsSM Index	(149,283)
(510,514)	12/07/15	UBS AG	(0.07)%	Dow Jones U.S. Consumer GoodsSM Index	(27,652)
$(3,101,099)					$(534,855)

(1)                   Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Services

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 76.0%
	U.S. Treasury Bill
$4,000,000	0.00%, due 10/15/15	$3,997,856
	Total U.S. Government & Agency Security (Cost $3,997,543)	3,997,856

	Repurchase Agreements (a)(b) — 77.9%
4,098,620	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $4,098,630	4,098,620
	Total Repurchase Agreements (Cost $4,098,620)	4,098,620

	Total Investment Securities (Cost $8,096,163) — 153.9%	8,096,476
	Liabilities in excess of other assets — (53.9%)	(2,834,438)
	Net Assets — 100.0%	$5,262,038

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $2,440,610.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$313
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$313
Federal income tax cost of investments	$8,096,163

Swap Agreements

UltraShort Consumer Services had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(2,739,628)	03/07/16	Bank of America, N.A.	(0.12)%	Dow Jones U.S. Consumer ServicesSM Index	$(258,909)
(17,060)	11/06/15	Bank of America, N.A.	0.34%	iShares® U.S. Consumer Services ETF	(3,297)
(277,444)	12/07/15	Credit Suisse International	(0.27)%	Dow Jones U.S. Consumer ServicesSM Index	(32,960)
(1,188,188)	11/06/15	Deutsche Bank AG	0.27%	Dow Jones U.S. Consumer ServicesSM Index	(762,895)
(1,359,073)	11/06/15	Morgan Stanley & Co. International PLC	0.33%	Dow Jones U.S. Consumer ServicesSM Index	(638,777)
(8,345)	11/06/15	Morgan Stanley & Co. International PLC	0.83%	iShares® U.S. Consumer Services ETF	(1,654)
(3,119,255)	11/06/15	Societe Generale	0.08%	Dow Jones U.S. Consumer ServicesSM Index	(803,678)
(1,813,189)	12/07/15	UBS AG	(0.07)%	Dow Jones U.S. Consumer ServicesSM Index	(307,565)
$(10,522,182)					$(2,809,735)

(1)                   Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Financials

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 91.5%
	U.S. Treasury Bills
$10,000,000	0.00%, due 05/21/15	$9,999,780
15,000,000	0.00%, due 06/18/15	14,999,100
31,000,000	0.00%, due 10/15/15	30,983,384
	Total U.S. Government & Agency Securities (Cost $55,977,352)	55,982,264

	Repurchase Agreements (a)(b) — 23.7%
14,473,207	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $14,473,246	14,473,207
	Total Repurchase Agreements (Cost $14,473,207)	14,473,207

	Total Investment Securities (Cost $70,450,559) — 115.2%	70,455,471
	Liabilities in excess of other assets — (15.2%)	(9,296,892)
	Net Assets — 100.0%	$61,158,579

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $26,910,265.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,912
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$4,912
Federal income tax cost of investments	$70,450,559

Swap Agreements

UltraShort Financials had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(13,733,185)	03/07/16	Bank of America, N.A.	(0.17)%	Dow Jones U.S. FinancialsSM Index	$(296,673)
(25,871,830)	12/07/15	Credit Suisse International	(0.27)%	Dow Jones U.S. FinancialsSM Index	(609,027)
(10,473,635)	11/06/15	Deutsche Bank AG	0.42%	Dow Jones U.S. FinancialsSM Index	(734,897)
(40,219,669)	12/07/15	Goldman Sachs International	(0.39)%	Dow Jones U.S. FinancialsSM Index	(949,889)
(6,929,129)	01/06/16	Morgan Stanley & Co. International PLC	(0.02)%	Dow Jones U.S. FinancialsSM Index	(457,811)
(19,436,401)	11/06/15	Societe Generale	(0.02)%	Dow Jones U.S. FinancialsSM Index	(5,230,178)
(5,651,364)	12/07/15	UBS AG	(0.07)%	Dow Jones U.S. FinancialsSM Index	(938,739)
$(122,315,213)					$(9,217,214)

(1)                   Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Gold Miners

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 122.0%
$4,775,054	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $4,775,065	$4,775,054
	Total Repurchase Agreements (Cost $4,775,054)	4,775,054

	Total Investment Securities (Cost $4,775,054) † — 122.0%	4,775,054
	Liabilities in excess of other assets — (22.0%)	(860,634)
	Net Assets — 100.0%	$3,914,420

(a)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                           Tax basis equals book cost.

Swap Agreements

UltraShort Gold Miners had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(906,780)	11/07/16	Bank of America, N.A.	0.23%	Market Vectors Gold Miners ETF	$(16,886)
(6,923,327)	11/07/16	Deutsche Bank AG	0.02%	Market Vectors Gold Miners ETF	—
$(7,830,107)					$(16,886)

(1)                   Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Junior Miners

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 52.7%
$2,620,026	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $2,620,032	$2,620,026
	Total Repurchase Agreements (Cost $2,620,026)	2,620,026

	Total Investment Securities (Cost $2,620,026) † — 52.7%	2,620,026
	Other assets less liabilities — 47.3%	2,349,545
	Net Assets — 100.0%	$4,969,571

(a)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                           Tax basis equals book cost.

Swap Agreements

UltraShort Junior Miners had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(8,442,159)	11/07/16	Bank of America N.A.	0.33%	Market Vectors Junior Gold Miners ETF	$(33,059)
(1,494,836)	11/07/16	Deutsche Bank AG	0.27%	Market Vectors Junior Gold Miners ETF	(4,981)
$(9,936,995)					$(38,040)

(1)                   Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Health Care

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 61.6%
	U.S. Treasury Bill
$2,000,000	0.00%, due 10/15/15	1,998,928
	Total U.S. Government & Agency Security (Cost $1,998,771)	1,998,928

	Repurchase Agreements (a)(b) — 99.8%
3,243,588	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $3,243,596	3,243,588
	Total Repurchase Agreements (Cost $3,243,588)	3,243,588

	Total Investment Securities (Cost $5,242,359) — 161.4%	5,242,516
	Liabilities in excess of other assets — (61.4%)	(1,993,856)
	Net Assets — 100.0%	$3,248,660

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $1,684,041.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$157
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$157
Federal income tax cost of investments	$5,242,359

Swap Agreements

UltraShort Health Care had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(2,791,706)	11/06/15	Bank of America, N.A.	(0.12)%	Dow Jones U.S. Health CareSM Index	$(502,911)
(7,930)	11/06/15	Bank of America, N.A.	0.34%	iShares® U.S. Healthcare ETF	(2,031)
(66,375)	12/07/15	Credit Suisse International	(0.27)%	Dow Jones U.S. Health CareSM Index	(4,783)
(1,249,349)	11/06/15	Deutsche Bank AG	(0.04)%	Dow Jones U.S. Health CareSM Index	(614,754)
(528,632)	11/06/15	Morgan Stanley & Co. International PLC	0.13%	Dow Jones U.S. Health CareSM Index	(555,239)
(9,997)	11/06/15	Morgan Stanley & Co. International PLC	0.63%	iShares® U.S. Healthcare ETF	(2,588)
(729,756)	11/06/15	Societe Generale	0.08%	Dow Jones U.S. Health CareSM Index	(145,201)
(1,109,597)	12/07/15	UBS AG	(0.07)%	Dow Jones U.S. Health CareSM Index	(146,710)
$(6,493,342)					$(1,974,217)

(1)                   Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Industrials

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 68.7%
	U.S. Treasury Bill
$3,000,000	0.00%, due 10/15/15	$2,998,392
	Total U.S. Government & Agency Security (Cost $2,998,195)	2,998,392

	Repurchase Agreements (a)(b) — 85.7%
3,742,178	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $3,742,188	3,742,178
	Total Repurchase Agreements (Cost $3,742,178)	3,742,178

	Total Investment Securities (Cost $6,740,373) — 154.4%	6,740,570
	Liabilities in excess of other assets — (54.4%)	(2,375,558)
	Net Assets — 100.0%	$4,365,012

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $2,226,732.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$197
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$197
Federal income tax cost of investments	$6,740,373

Swap Agreements

UltraShort Industrials had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(299,562)	11/06/15	Bank of America, N.A.	(0.12)%	Dow Jones U.S. IndustrialsSM Index	$(99,572)
(16,322)	11/06/15	Bank of America, N.A.	0.34%	iShares® U.S. Industrials ETF	(2,180)
(34,700)	12/07/15	Credit Suisse International	(0.27)%	Dow Jones U.S. IndustrialsSM Index	(1,463)
(1,357,834)	11/06/15	Deutsche Bank AG	0.17%	Dow Jones U.S. IndustrialsSM Index	(802,477)
(19,336)	11/06/15	Morgan Stanley & Co. International PLC	0.13%	Dow Jones U.S. IndustrialsSM Index	(14,234)
(15,957)	11/06/15	Morgan Stanley & Co. International PLC	0.08%	iShares® U.S. Industrials ETF	(2,086)
(6,916,899)	11/06/15	Societe Generale	0.08%	Dow Jones U.S. IndustrialsSM Index	(1,383,845)
(58,591)	12/07/15	UBS AG	(0.07)%	Dow Jones U.S. IndustrialsSM Index	(47,645)
$(8,719,201)					$(2,353,502)

(1)                   Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Oil & Gas

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 66.2%
	U.S. Treasury Bills
$10,000,000	0.00%, due 04/30/15	$9,999,750
10,000,000	0.00%, due 05/14/15	9,999,800
15,000,000	0.00%, due 10/15/15	14,991,960
	Total U.S. Government & Agency Securities (Cost $34,989,201)	34,991,510

	Repurchase Agreements (a)(b) — 28.0%
14,774,828	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $14,774,867	14,774,828
	Total Repurchase Agreements (Cost $14,774,828)	14,774,828

	Total Investment Securities (Cost $49,764,029) — 94.2%	49,766,338
	Other assets less liabilities — 5.8%	3,064,946
	Net Assets — 100.0%	$52,831,284

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $6,686,216.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,309
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$2,309
Federal income tax cost of investments	$49,764,029

Swap Agreements

UltraShort Oil & Gas had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$(14,551,654)	11/06/15	Bank of America, N.A.	(0.07)%	Dow Jones U.S. Oil & GasSM Index	$(957,173)
(6,341)	11/06/15	Bank of America, N.A.	0.39%	iShares® U.S. Energy ETF	468
(355,699)	12/07/15	Credit Suisse International	(0.27)%	Dow Jones U.S. Oil & GasSM Index	33,890
(29,021,809)	11/06/15	Deutsche Bank AG	(0.04)%	Dow Jones U.S. Oil & GasSM Index	(603,300)
(3,008,197)	12/07/15	Goldman Sachs International	(0.29)%	Dow Jones U.S. Oil & GasSM Index	286,805
(41,561,385)	11/06/15	Morgan Stanley & Co. International PLC	(0.07)%	Dow Jones U.S. Oil & GasSM Index	(2,282,455)
(15,773)	11/07/16	Morgan Stanley & Co. International PLC	0.08%	iShares® U.S. Energy ETF	1,484
(3,619,586)	11/06/15	Societe Generale	0.08%	Dow Jones U.S. Oil & GasSM Index	(959,608)
(13,524,547)	12/07/15	UBS AG	(0.07)%	Dow Jones U.S. Oil & GasSM Index	4,062,305
$(105,664,991)					$(417,584)

(1)                   Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Real Estate

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 93.9%
	U.S. Treasury Bill
$30,000,000	0.00%, due 10/15/15	$29,983,920
	Total U.S. Government & Agency Security (Cost $29,982,013)	29,983,920

	Repurchase Agreements (a)(b) — 21.0%
6,692,595	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $6,692,612	6,692,595
	Total Repurchase Agreements (Cost $6,692,595)	6,692,595

	Total Investment Securities (Cost $36,674,608) — 114.9%	36,676,515
	Liabilities in excess of other assets — (14.9%)	(4,755,236)
	Net Assets — 100.0%	$31,921,279

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $6,004,581.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,907
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$1,907
Federal income tax cost of investments	$36,674,608

Swap Agreements

UltraShort Real Estate had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(24,594,647)	03/07/16	Bank of America, N.A.	(0.22)%	Dow Jones U.S. Real EstateSM Index	$(389,489)
(76,525)	11/06/15	Bank of America, N.A.	0.24%	iShares® U.S. Real Estate ETF	(18,297)
(635,138)	12/07/15	Credit Suisse International	(0.27)%	Dow Jones U.S. Real EstateSM Index	(56,910)
(2,064,002)	11/06/15	Deutsche Bank AG	0.47%	Dow Jones U.S. Real EstateSM Index	(809,086)
(1,180,301)	12/07/15	Goldman Sachs International	(0.29)%	Dow Jones U.S. Real EstateSM Index	(117,895)
(12,052,128)	01/06/16	Morgan Stanley & Co. International PLC	0.08%	Dow Jones U.S. Real EstateSM Index	(802,299)
(66,405)	11/06/15	Morgan Stanley & Co. International PLC	0.93%	iShares® U.S. Real Estate ETF	(16,312)
(17,204,269)	11/06/15	Societe Generale	0.08%	Dow Jones U.S. Real EstateSM Index	(7,460,631)
(5,972,034)	12/07/15	UBS AG	0.08%	Dow Jones U.S. Real EstateSM Index	(682,792)
$(63,845,449)					$(10,353,711)

(1)                   Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Semiconductors

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 115.7%
	U.S. Treasury Bill
$4,000,000	0.00%, due 10/15/15	$3,997,856
	Total U.S. Government & Agency Security (Cost $3,997,555)	3,997,856

	Repurchase Agreements (a)(b) — 54.2%
1,872,289	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $1,872,294	1,872,289
	Total Repurchase Agreements (Cost $1,872,289)	1,872,289

	Total Investment Securities (Cost $5,869,844) — 169.9%	5,870,145
	Liabilities in excess of other assets — (69.9%)	(2,415,308)
	Net Assets — 100.0%	$3,454,837

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $2,355,659.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$301
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$301
Federal income tax cost of investments	$5,869,844

Swap Agreements

UltraShort Semiconductors had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(2,288,158)	03/07/16	Bank of America, N.A.	(0.17)%	Dow Jones U.S. SemiconductorsSM Index	$(496,769)
(23,212)	12/07/15	Credit Suisse International	(0.27)%	Dow Jones U.S. SemiconductorsSM Index	(1,973)
(1,232,666)	11/06/15	Deutsche Bank AG	0.07%	Dow Jones U.S. SemiconductorsSM Index	(445,713)
(1,326,534)	11/06/15	Morgan Stanley & Co. International PLC	0.13%	Dow Jones U.S. SemiconductorsSM Index	(691,414)
(1,626,522)	11/06/15	Societe Generale	0.08%	Dow Jones U.S. SemiconductorsSM Index	(728,450)
(412,791)	12/07/15	UBS AG	(0.07)%	Dow Jones U.S. SemiconductorsSM Index	(27,630)
$(6,909,883)					$(2,391,949)

(1)                   Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Technology

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 58.2%
	U.S. Treasury Bill
$4,500,000	0.00%, due 10/15/15	$4,497,588
	Total U.S. Government & Agency Security (Cost $4,497,315)	4,497,588

	Repurchase Agreements (a)(b) — 80.4%
6,212,948	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $6,212,964	6,212,948
	Total Repurchase Agreements (Cost $6,212,948)	6,212,948

	Total Investment Securities (Cost $10,710,263) — 138.6%	10,710,536
	Liabilities in excess of other assets — (38.6%)	(2,984,909)
	Net Assets — 100.0%	$7,725,627

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $2,716,453.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$273
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$273
Federal income tax cost of investments	$10,710,263

Swap Agreements

UltraShort Technology had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(3,717,954)	11/06/15	Bank of America, N.A.	(0.17)%	Dow Jones U.S. TechnologySM Index	$(449,675)
(13,915)	11/06/15	Bank of America, N.A.	0.29%	iShares® U.S. Technology ETF	(3,134)
(472,846)	12/07/15	Credit Suisse International	(0.27)%	Dow Jones U.S. TechnologySM Index	(27,768)
(761,862)	11/06/15	Deutsche Bank AG	0.17%	Dow Jones U.S. TechnologySM Index	(268,904)
(110,677)	11/06/15	Morgan Stanley & Co. International PLC	0.13%	Dow Jones U.S. TechnologySM Index	(17,175)
(9,833)	11/06/15	Morgan Stanley & Co. International PLC	0.08%	iShares® U.S. Technology ETF	(2,195)
(7,951,488)	11/06/15	Societe Generale	0.08%	Dow Jones U.S. TechnologySM Index	(1,976,452)
(2,414,879)	12/07/15	UBS AG	(0.07)%	Dow Jones U.S. TechnologySM Index	(216,539)
$(15,453,454)					$(2,961,842)

(1)                   Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Telecommunications

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 83.5%
$111,414	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $111,414	$111,414
	Total Repurchase Agreements (Cost $111,414)	111,414

	Total Investment Securities (Cost $111,414) † — 83.5%	111,414
	Other assets less liabilities — 16.5%	22,039
	Net Assets — 100.0%	$133,453

(a)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                           Tax basis equals book cost.

Swap Agreements

UltraShort Telecommunications had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(57,771)	11/06/15	Bank of America, N.A.	0.18%	Dow Jones U.S. Select TelecommunicationsSM Index	$(54,706)
(1,192)	11/06/15	Bank of America, N.A.	0.64%	iShares® U.S. Telecommunications ETF	(604)
(12,610)	12/07/15	Credit Suisse International	(0.27)%	Dow Jones U.S. Select TelecommunicationsSM Index	(935)
(36,996)	11/06/15	Deutsche Bank AG	0.17%	Dow Jones U.S. Select TelecommunicationsSM Index	(6,694)
(9,966)	11/06/15	Morgan Stanley & Co. International PLC	0.13%	Dow Jones U.S. Select TelecommunicationsSM Index	(18,472)
(717)	11/06/15	Morgan Stanley & Co. International PLC	0.63%	iShares® U.S. Telecommunications ETF	(442)
(127,510)	11/06/15	Societe Generale	0.08%	Dow Jones U.S. Select TelecommunicationsSM Index	(69,859)
(19,883)	11/07/16	UBS AG	0.23%	Dow Jones U.S. Select TelecommunicationsSM Index	(134)
$(266,645)					$(151,846)

(1)                   Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Utilities

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 54.1%
	U.S. Treasury Bills
$1,000,000	0.00%, due 05/21/15	$999,978
600,000	0.00%, due 06/11/15	599,971
1,500,000	0.00%, due 10/15/15	1,499,196
	Total U.S. Government & Agency Securities (Cost $3,098,863)	3,099,145

	Repurchase Agreements (a)(b) — 53.0%
3,036,892	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $3,036,900	3,036,892
	Total Repurchase Agreements (Cost $3,036,892)	3,036,892

	Total Investment Securities (Cost $6,135,755) — 107.1%	6,136,037
	Liabilities in excess of other assets — (7.1%)	(409,292)
	Net Assets — 100.0%	$5,726,745

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $1,532,552.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$282
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$282
Federal income tax cost of investments	$6,135,755

Swap Agreements

UltraShort Utilities had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$(1,988,794)	03/07/16	Bank of America, N.A.	(0.07)%	Dow Jones U.S. UtilitiesSM Index	$16,631
(6,213,354)	12/07/15	Credit Suisse International	(0.27)%	Dow Jones U.S. UtilitiesSM Index	(17,180)
(272,988)	11/06/15	Deutsche Bank AG	0.27%	Dow Jones U.S. UtilitiesSM Index	(79,932)
(110,351)	11/06/15	Morgan Stanley & Co. International PLC	0.13%	Dow Jones U.S. UtilitiesSM Index	(36,349)
(706,887)	11/06/15	Societe Generale	0.08%	Dow Jones U.S. UtilitiesSM Index	(295,172)
(2,166,070)	12/07/15	UBS AG	(0.07)%	Dow Jones U.S. UtilitiesSM Index	24,078
$(11,458,444)					$(387,924)

(1)                   Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short Financials

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 95.7%
$3,999,391	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $3,999,401	$3,999,391
	Total Repurchase Agreements (Cost $3,999,391)	3,999,391

	Total Investment Securities (Cost $3,999,391) † — 95.7%	3,999,391
	Other assets less liabilities — 4.3%	178,879
	Net Assets — 100.0%	$4,178,270

(a)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                           Tax basis equals book cost.

Swap Agreements

UltraPro Short Financials had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(2,979,329)	03/07/16	Bank of America, N.A.	(0.17)%	Dow Jones U.S. FinancialsSM Index	$(4,626)
(7,941)	11/06/15	Bank of America, N.A.	0.29%	iShares® U.S. Financials ETF	(1,158)
(245,514)	11/06/15	Deutsche Bank AG	0.42%	Dow Jones U.S. FinancialsSM Index	(34,828)
(29,769)	11/07/16	Deutsche Bank AG	0.47%	iShares® U.S. Financials ETF	(671)
(3,408,298)	11/06/15	Morgan Stanley & Co. International PLC	(0.02)%	Dow Jones U.S. FinancialsSM Index	(1,166,811)
(18,147)	11/07/16	Morgan Stanley & Co. International PLC	0.08%	iShares® U.S. Financials ETF	(388)
(4,848,790)	11/06/15	Societe Generale	(0.02)%	Dow Jones U.S. FinancialsSM Index	(168,798)
(993,968)	12/07/15	UBS AG	(0.07)%	Dow Jones U.S. FinancialsSM Index	(124,823)
$(12,531,756)					$(1,502,103)

(1)                   Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short MSCI EAFE

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 80.2%
	U.S. Treasury Bills
$16,000,000	0.00%, due 04/16/15	$15,999,182
15,000,000	0.00%, due 04/30/15	14,999,625
2,000,000	0.00%, due 06/18/15	1,999,880
5,000,000	0.00%, due 06/25/15	4,999,640
	Total U.S. Government & Agency Securities (Cost $37,997,154)	37,998,327

	Repurchase Agreements (a)(b) — 26.9%
12,723,344	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $12,723,378	12,723,344
	Total Repurchase Agreements (Cost $12,723,344)	12,723,344

	Total Investment Securities (Cost $50,720,498) — 107.1%	50,721,671
	Liabilities in excess of other assets — (7.1%)	(3,375,481)
	Net Assets — 100.0%	$47,346,190

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $7,577,608.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,173
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$1,173
Federal income tax cost of investments	$50,720,498

Swap Agreements(2)

Short MSCI EAFE had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(11,803,418)	11/06/15	Credit Suisse International	0.13%	iShares® MSCI EAFE ETF	$(2,188,700)
(3,484,583)	11/07/16	Deutsche Bank AG	0.37%	iShares® MSCI EAFE ETF	(83,338)
(25,259,106)	11/06/15	Goldman Sachs International	(0.14)%	iShares® MSCI EAFE ETF	(390,956)
(3,142,221)	11/07/16	Societe Generale	0.43%	iShares® MSCI EAFE ETF	(142,119)
(3,684,845)	11/06/15	UBS AG	0.23%	iShares® MSCI EAFE ETF	(1,015,996)
$(47,374,173)					$(3,821,109)

(1)                   Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)                   In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short MSCI Emerging Markets

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 62.8%
	U.S. Treasury Bills
$15,000,000	0.00%, due 06/11/15	$14,999,265
60,000,000	0.00%, due 06/18/15	59,996,400
15,000,000	0.00%, due 07/02/15	14,998,605
60,000,000	0.00%, due 10/15/15	59,967,840
30,000,000	0.00%, due 11/12/15	29,978,220
	Total U.S. Government & Agency Securities (Cost $179,925,823)	179,940,330

	Repurchase Agreements (a)(b) — 41.1%
117,577,991	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $117,578,300	117,577,991
	Total Repurchase Agreements (Cost $117,577,991)	117,577,991

	Total Investment Securities (Cost $297,503,814) — 103.9%	297,518,321
	Liabilities in excess of other assets — (3.9%)	(11,202,691)
	Net Assets — 100.0%	$286,315,630

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $47,095,961.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,507
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$14,507
Federal income tax cost of investments	$297,503,814

Swap Agreements(2)

Short MSCI Emerging Markets had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$(2,770,320)	11/07/16	Bank of America, N.A.	0.83%	iShares® MSCI Emerging Markets ETF	$(191,822)
(61,816,323)	11/06/15	Credit Suisse International	0.43%	iShares® MSCI Emerging Markets ETF	(4,090,110)
(34,261,668)	11/06/15	Deutsche Bank AG	0.97%	iShares® MSCI Emerging Markets ETF	101,512
(86,115,313)	11/07/16	Goldman Sachs International	0.17%	iShares® MSCI Emerging Markets ETF	(3,425,616)
(3,756,600)	11/06/15	Morgan Stanley & Co. International PLC	0.83%	iShares® MSCI Emerging Markets ETF	65,178
(78,887,906)	11/07/16	Societe Generale	0.58%	iShares® MSCI Emerging Markets ETF	(745,184)
(17,683,395)	11/06/15	UBS AG	1.08%	iShares® MSCI Emerging Markets ETF	(2,700,274)
$(285,291,525)					$(10,986,316)

(1)              Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)              In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short FTSE China 50

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 62.6%
	U.S. Treasury Bill
$2,500,000	0.00%, due 10/15/15	$2,498,660
	Total U.S. Government & Agency Security (Cost $2,498,464)	2,498,660

	Repurchase Agreements (a)(b) — 47.6%
1,901,146	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $1,901,151	1,901,146
	Total Repurchase Agreements (Cost $1,901,146)	1,901,146

	Total Investment Securities (Cost $4,399,610) — 110.2%	4,399,806
	Liabilities in excess of other assets — (10.2%)	(407,850)
	Net Assets — 100.0%	$3,991,956

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $357,796.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$196
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$196
Federal income tax cost of investments	$4,399,610

Swap Agreements(2)

Short FTSE China 50 had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(496,001)	11/06/15	Bank of America, N.A.	0.83%	iShares® China Large-Cap ETF	$(60,354)
(1,311,222)	11/07/16	Deutsche Bank AG	2.12%	iShares® China Large-Cap ETF	(254,520)
(1,011,779)	01/06/16	Goldman Sachs International	0.07%	iShares® China Large-Cap ETF	(110,682)
(235,628)	11/06/15	Societe Generale	0.83%	iShares® China Large-Cap ETF	(54,758)
(944,878)	11/07/16	UBS AG	1.58%	iShares® China Large-Cap ETF	(129,266)
$(3,999,508)					$(609,580)

(1)              Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)              In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI EAFE

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 37.8%
	U.S. Treasury Bill
$2,000,000	0.00%, due 10/15/15	$1,998,928
	Total U.S. Government & Agency Security (Cost $1,998,771)	1,998,928

	Repurchase Agreements (a)(b) — 72.2%
3,812,559	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $3,812,569	3,812,559
	Total Repurchase Agreements (Cost $3,812,559)	3,812,559

	Total Investment Securities (Cost $5,811,330) — 110.0%	5,811,487
	Liabilities in excess of other assets — (10.0%)	(528,526)
	Net Assets — 100.0%	$5,282,961

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $1,377,216.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$157
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$157
Federal income tax cost of investments	$5,811,330

Swap Agreements(2)

UltraShort MSCI EAFE had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(3,277,033)	11/06/15	Credit Suisse International	0.13%	iShares® MSCI EAFE ETF	$(21,071)
(4,685,784)	11/06/15	Deutsche Bank AG	0.37%	iShares® MSCI EAFE ETF	(249,449)
(214,663)	11/06/15	Societe Generale	0.43%	iShares® MSCI EAFE ETF	(25,189)
(2,366,853)	11/06/15	UBS AG	0.23%	iShares® MSCI EAFE ETF	(248,820)
$(10,544,333)					$(544,529)

(1)              Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)              In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Emerging Markets

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 104.5%
	U.S. Treasury Bills
$10,000,000	0.00%, due 05/21/15	$9,999,780
10,000,000	0.00%, due 07/02/15	9,999,070
20,000,000	0.00%, due 10/15/15	19,989,280
	Total U.S. Government & Agency Securities (Cost $39,984,498)	39,988,130

	Repurchase Agreements (a)(b) — 14.6%
5,593,248	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $5,593,263	5,593,248
	Total Repurchase Agreements (Cost $5,593,248)	5,593,248

	Total Investment Securities (Cost $45,577,746) — 119.1%	45,581,378
	Liabilities in excess of other assets — (19.1%)	(7,296,876)
	Net Assets — 100.0%	$38,284,502

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $13,778,154.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,632
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$3,632
Federal income tax cost of investments	$45,577,746

Swap Agreements(2)

UltraShort MSCI Emerging Markets had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(7,110,785)	11/06/15	Credit Suisse International	0.43%	iShares® MSCI Emerging Markets ETF	$(1,748,746)
(25,338,424)	11/06/15	Deutsche Bank AG	0.97%	iShares® MSCI Emerging Markets ETF	(1,411,031)
(15,324,763)	11/06/15	Goldman Sachs International	0.17%	iShares® MSCI Emerging Markets ETF	(2,692,318)
(20,620,767)	11/07/16	Societe Generale	0.58%	iShares® MSCI Emerging Markets ETF	(194,786)
(8,151,694)	11/06/15	UBS AG	1.08%	iShares® MSCI Emerging Markets ETF	(1,193,640)
$(76,546,433)					$(7,240,521)

(1)              Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)              In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort FTSE Europe

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 50.2%
	U.S. Treasury Bills
$5,000,000	0.00%, due 08/13/15	$4,998,860
7,000,000	0.00%, due 10/15/15	6,996,248
2,000,000	0.00%, due 11/12/15	1,998,548
	Total U.S. Government & Agency Securities (Cost $13,992,956)	13,993,656

	Repurchase Agreements (a)(b) — 60.7%
16,946,537	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $16,946,581	16,946,537
	Total Repurchase Agreements (Cost $16,946,537)	16,946,537

	Total Investment Securities (Cost $30,939,493) — 110.9%	30,940,193
	Liabilities in excess of other assets — (10.9%)	(3,032,813)
	Net Assets — 100.0%	$27,907,380

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $8,966,541.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$700
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$700
Federal income tax cost of investments	$30,939,493

Swap Agreements(2)

UltraShort FTSE Europe had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(10,212,290)	11/06/15	Credit Suisse International	2.33%	Vanguard® FTSE Europe ETF Shares	$(2,438,147)
(9,805,593)	11/06/15	Deutsche Bank AG	2.72%	Vanguard® FTSE Europe ETF Shares	(2,179,399)
(1,731,760)	11/06/15	Goldman Sachs International	0.67%	Vanguard® FTSE Europe ETF Shares	(274,267)
(1,538,711)	11/07/16	Morgan Stanley & Co. International PLC	2.58%	Vanguard® FTSE Europe ETF Shares	(1,189,102)
(7,142,295)	11/07/16	Societe Generale	0.83%	Vanguard® FTSE Europe ETF Shares	(360,394)
(25,340,552)	11/07/16	UBS AG	0.33%	Vanguard® FTSE Europe ETF Shares	(362,690)
$(55,771,201)					$(6,803,999)

(1)              Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)              In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Pacific ex-Japan

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 19.0%
$203,749	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $203,749	$203,749
	Total Repurchase Agreements (Cost $203,749)	203,749

	Total Investment Securities (Cost $203,749) † — 19.0%	203,749
	Other assets less liabilities — 81.0%	867,689
	Net Assets — 100.0%	$1,071,438

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements(2)

UltraShort MSCI Pacific ex-Japan had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$(527,268)	11/06/15	Credit Suisse International	0.58%	iShares® MSCI Pacific ex Japan ETF	$39,386
(537,556)	11/07/16	Deutsche Bank AG	0.62%	iShares® MSCI Pacific ex Japan ETF	79,713
(439,502)	11/06/15	Morgan Stanley & Co. International PLC	0.23%	iShares® MSCI Pacific ex Japan ETF	(34,733)
(235,013)	11/06/15	Societe Generale	0.43%	iShares® MSCI Pacific ex Japan ETF	(9,540)
(411,908)	11/07/16	UBS AG	0.58%	iShares® MSCI Pacific ex Japan ETF	(4,155)
$(2,151,247)					$70,671

(1)	Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Brazil Capped

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 48.4%
	U.S. Treasury Bills
$5,000,000	0.00%, due 07/30/15	$4,999,425
6,000,000	0.00%, due 10/15/15	5,996,784
	Total U.S. Government & Agency Securities (Cost $10,995,607)	10,996,209

	Repurchase Agreements (a)(b) — 39.4%
8,963,578	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $8,963,601	8,963,578
	Total Repurchase Agreements (Cost $8,963,578)	8,963,578

	Total Investment Securities
	(Cost $19,959,185) — 87.8%	19,959,787
	Other assets less liabilities — 12.2%	2,770,356
	Net Assets — 100.0%	$22,730,143

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $5,310,976.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$602
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$602
Federal income tax cost of investments	$19,959,185

Swap Agreements(2)

UltraShort MSCI Brazil Capped had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$(2,852,078)	11/06/15	Bank of America, N.A.	0.28%	iShares® MSCI Brazil Capped ETF	$803,740
(12,019,461)	11/06/15	Credit Suisse International	0.23%	iShares® MSCI Brazil Capped ETF	1,665,920
(22,063,331)	12/07/16	Deutsche Bank AG	0.32%	iShares® MSCI Brazil Capped ETF	(1,011,255)
(1,006,413)	12/07/15	Morgan Stanley & Co. International PLC	0.28%	iShares® MSCI Brazil Capped ETF	(551,493)
(1,633,611)	11/06/15	Societe Generale	0.83%	iShares® MSCI Brazil Capped ETF	582,242
(5,885,633)	11/06/15	UBS AG	0.33%	iShares® MSCI Brazil Capped ETF	(173,104)
$(45,460,527)					$1,316,050

(1)	Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort FTSE China 50

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 112.2%
	U.S. Treasury Bills
$15,000,000	0.00%, due 04/30/15	$14,999,625
40,000,000	0.00%, due 09/17/15	39,983,400
	Total U.S. Government & Agency Securities (Cost $54,984,588)	54,983,025

	Repurchase Agreements (a)(b) — 29.5%
14,486,589	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $14,486,628	14,486,589
	Total Repurchase Agreements (Cost $14,486,589)	14,486,589

	Total Investment Securities (Cost $69,471,177) — 141.7%	69,469,614
	Liabilities in excess of other assets — (41.7%)	(20,428,884)
	Net Assets — 100.0%	$49,040,730

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $28,731,255.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38
Aggregate gross unrealized depreciation	(1,601)
Net unrealized depreciation	$(1,563)
Federal income tax cost of investments	$69,471,177

Swap Agreements(2)

UltraShort FTSE China 50 had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(10,568,461)	11/07/16	Bank of America, N.A.	0.83%	iShares® China Large-Cap ETF	$(674,067)
(8,914,359)	11/06/15	Credit Suisse International	2.83%	iShares® China Large-Cap ETF	(1,044,816)
(4,853,524)	11/07/16	Deutsche Bank AG	2.12%	iShares® China Large-Cap ETF	(1,810,846)
(23,074,730)	11/07/16	Goldman Sachs International	0.07%	iShares® China Large-Cap ETF	(1,540,505)
(6,541,836)	11/07/16	Morgan Stanley & Co. International PLC	0.83%	iShares® China Large-Cap ETF	(962,196)
(36,416,474)	11/06/15	Societe Generale	0.83%	iShares® China Large-Cap ETF	(9,641,949)
(7,304,276)	11/06/15	UBS AG	1.58%	iShares® China Large-Cap ETF	(4,661,934)
$(97,673,660)					$(20,336,313)

(1)	Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Japan

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 37.4%
	U.S. Treasury Bill
$3,000,000	0.00%, due 10/15/15	$2,998,392
	Total U.S. Government & Agency Security (Cost $2,998,214)	2,998,392

	Repurchase Agreements (a)(b) — 117.8%
9,456,191	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $9,456,215	9,456,191
	Total Repurchase Agreements (Cost $9,456,191)	9,456,191

	Total Investment Securities
	(Cost $12,454,405) — 155.2%	12,454,583
	Liabilities in excess of other assets — (55.2%)	(4,429,821)
	Net Assets — 100.0%	$8,024,762

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $2,520,565.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$178
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$178
Federal income tax cost of investments	$12,454,405

Swap Agreements(2)

UltraShort MSCI Japan had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(1,604,237)	11/06/15	Bank of America, N.A.	2.08%	iShares® MSCI Japan ETF	$(124,025)
(2,857,481)	11/06/15	Credit Suisse International	0.58%	iShares® MSCI Japan ETF	(513,300)
(2,880,142)	11/06/15	Deutsche Bank AG	0.17%	iShares® MSCI Japan ETF	(1,293,407)
(1,433,472)	11/06/15	Morgan Stanley & Co. International PLC	1.83%	iShares® MSCI Japan ETF	(104,722)
(4,849,459)	11/06/15	Societe Generale	0.43%	iShares® MSCI Japan ETF	(341,045)
(2,416,598)	11/06/15	UBS AG	1.33%	iShares® MSCI Japan ETF	(270,361)
$(16,041,389)					$(2,646,860)

(1)	Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Mexico Capped IMI

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 60.6%
	U.S. Treasury Bill
$700,000	0.00%, due 10/15/15	$699,625
	Total U.S. Government & Agency Security (Cost $699,582)	699,625

	Repurchase Agreements (a)(b) — 52.4%
605,130	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $605,130	605,130
	Total Repurchase Agreements (Cost $605,130)	605,130

	Total Investment Securities
	(Cost $1,304,712) — 113.0%	1,304,755
	Liabilities in excess of other assets — (13.0%)	(150,416)
	Net Assets — 100.0%	$1,154,339

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $213,878.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$43
Federal income tax cost of investments	$1,304,712

Swap Agreements(2)

UltraShort MSCI Mexico Capped IMI had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$(263,897)	11/06/15	Credit Suisse International	1.33%	iShares® MSCI Mexico Capped ETF	$14,228
(882,125)	04/06/15	Deutsche Bank AG	1.17%	iShares® MSCI Mexico Capped ETF	(125,551)
(1,167,128)	11/06/15	Societe Generale	0.83%	iShares® MSCI Mexico Capped ETF	(19,017)
$(2,313,150)					$(130,340)

(1)	Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short 7-10 Year Treasury

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 76.4%
	U.S. Treasury Bills
$10,000,000	0.00%, due 04/30/15	$9,999,670
20,000,000	0.00%, due 05/21/15	19,999,340
10,000,000	0.00%, due 10/15/15	9,994,010
	Total U.S. Government & Agency Securities (Cost $39,990,625)	39,993,020

	Repurchase Agreements (a)(b) — 24.7%
12,939,262	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $12,939,296	12,939,262
	Total Repurchase Agreements (Cost $12,939,262)	12,939,262

	Total Investment Securities
	(Cost $52,929,887) — 101.1%	52,932,282
	Liabilities in excess of other assets — (1.1%)	(596,311)
	Net Assets — 100.0%	$52,335,971

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $1,789,139.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,395
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$2,395
Federal income tax cost of investments	$52,929,887

Futures Contracts Sold

Short 7-10 Year Treasury had the following open short futures contracts as of February 28, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Treasury Note Futures Contracts	7	06/19/15	$894,578	$1,319

Cash collateral in the amount of $10,395 was pledged to cover margin requirements for open futures contracts as of February 28, 2015.

Swap Agreements

Short 7-10 Year Treasury had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$(16,556,389)	11/06/15	Bank of America, N.A.	0.31%	Barclays U.S. 7-10 Year Treasury Bond Index	$(880,895)
(35,074,483)	12/06/16	Citibank, N.A.	0.43%	Barclays U.S. 7-10 Year Treasury Bond Index	117,623
$(51,630,872)					$(763,272)

(1)              Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 91.8%
	U.S. Treasury Bills
$100,000,000	0.00%, due 06/25/15	$99,989,600
270,000,000	0.00%, due 09/17/15	269,876,880
455,000,000	0.00%, due 10/15/15	454,727,455
	Total U.S. Government & Agency Securities (Cost $824,597,710)	824,593,935

	Repurchase Agreements (a)(b) — 19.0%
170,115,298	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $170,115,745	170,115,298
	Total Repurchase Agreements (Cost $170,115,298)	170,115,298

	Total Investment Securities
	(Cost $994,713,008) — 110.8%	994,709,233
	Liabilities in excess of other assets — (10.8%)	(97,339,501)
	Net Assets — 100.0%	$897,369,732

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $107,463,811.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,678
Aggregate gross unrealized depreciation	(9,453)
Net unrealized depreciation	$(3,775)
Federal income tax cost of investments	$994,713,008

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of February 28, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. Long Bond Futures Contracts	69	06/19/15	$11,167,219	$54,573

Cash collateral in the amount of $212,520 was pledged to cover margin requirements for open futures contracts as of February 28, 2015.

Swap Agreements

Short 20+ Year Treasury had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$(265,147,411)	12/06/16	Citibank, N.A.	0.30%	Barclays U.S. 20+ Year Treasury Bond Index	$3,933,674
(125,204,967)	11/06/15	Deutsche Bank AG	0.30%	Barclays U.S. 20+ Year Treasury Bond Index	(20,923,397)
(99,194,323)	11/06/15	Morgan Stanley & Co. International PLC	0.30%	Barclays U.S. 20+ Year Treasury Bond Index	(26,783,623)
(399,513,689)	11/06/15	Societe Generale	0.33%	Barclays U.S. 20+ Year Treasury Bond Index	(52,877,364)
$(889,060,390)					$(96,650,710)

(1)              Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short High Yield

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 46.1%
	U.S. Treasury Bill
$25,000,000	0.00%, due 10/15/15	$24,986,600
	Total U.S. Government & Agency Security (Cost $24,984,958)	24,986,600

	Repurchase Agreements (a)(b) — 62.7%
33,978,959	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $33,979,049	33,978,959
	Total Repurchase Agreements (Cost $33,978,959)	33,978,959

	Total Investment Securities
	(Cost $58,963,917) — 108.8%	58,965,559
	Liabilities in excess of other assets — (8.8%)	(4,773,633)
	Net Assets — 100.0%	$54,191,926

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $7,615,663.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,642
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$1,642
Federal income tax cost of investments	$58,963,917

Swap Agreements(2)

Short High Yield had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(18,265,043)	02/19/16	Citibank, N.A.	1.48%	iShares® iBoxx $High Yield Corporate Bond ETF	$(588,200)
(16,866,956)	12/07/15	Credit Suisse International	1.83%	iShares® iBoxx $High Yield Corporate Bond ETF	(1,616,099)
(19,129,825)	11/07/16	Goldman Sachs International	1.52%	iShares® iBoxx $High Yield Corporate Bond ETF	(560,608)
$(54,261,824)					$(2,764,907)

(1)              Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)              In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to schedules of portfolio investments.

Short Investment Grade Corporate

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 99.5%
$2,780,312	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $2,780,319	$2,780,312
	Total Repurchase Agreements (Cost $2,780,312)	2,780,312

	Total Investment Securities
	(Cost $2,780,312) † — 99.5%	2,780,312
	Other assets less liabilities — 0.5%	12,709
	Net Assets — 100.0%	$2,793,021

(a)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                      Tax basis equals book cost.

Swap Agreements(2)

Short Investment Grade Corporate had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(1,254,565)	02/09/16	Citibank, N.A.	1.08%	iShares® iBoxx $Investment Grade Corporate Bond ETF	$(39,324)
(425,058)	12/07/15	Credit Suisse International	1.33%	iShares® iBoxx $Investment Grade Corporate Bond ETF	(126,168)
(1,108,830)	11/07/16	Goldman Sachs International	1.37%	iShares® iBoxx $Investment Grade Corporate Bond ETF	(62,890)
$(2,788,453)					$(228,382)

(1)              Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)              In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to schedules of portfolio investments.

UltraShort 3-7 Year Treasury

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 95.6%
$3,488,884	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $3,488,894	$3,488,884
	Total Repurchase Agreements (Cost $3,488,884)	3,488,884

	Total Investment Securities
	(Cost $3,488,884) †— 95.6%	3,488,884
	Other assets less liabilities — 4.4%	161,712
	Net Assets — 100.0%	$3,650,596

(a)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                      Tax basis equals book cost.

Swap Agreements

UltraShort 3-7 Year Treasury had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$(2,203,811)	11/06/15	Bank of America, N.A.	0.31%	Barclays U.S. 3-7 Year Treasury Bond Index	$(55,829)
(3,617,112)	12/06/16	Citibank, N.A.	0.55%	Barclays U.S. 3-7 Year Treasury Bond Index	(1,309)
(1,480,507)	02/08/16	Deutsche Bank AG	0.23%	Barclays U.S. 3-7 Year Treasury Bond Index	136
$(7,301,430)					$(57,002)

(1)              Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort 7-10 Year Treasury

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 82.1%
	U.S. Treasury Bills
$30,000,000	0.00%, due 06/18/15	$29,997,060
30,000,000	0.00%, due 06/25/15	29,996,880
15,000,000	0.00%, due 10/15/15	14,991,015
130,000,000	0.00%, due 11/12/15	129,901,070
	Total U.S. Government & Agency Securities (Cost $204,875,026)	204,886,025

	Repurchase Agreements (a)(b) — 24.2%
60,315,003	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $60,315,162	60,315,003
	Total Repurchase Agreements (Cost $60,315,003)	60,315,003

	Total Investment Securities
	(Cost $265,190,029) — 106.3%	265,201,028
	Liabilities in excess of other assets — (6.3%)	(15,687,514)
	Net Assets — 100.0%	$249,513,514

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $18,201,703.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,999
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$10,999
Federal income tax cost of investments	$265,190,029

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of February 28, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Treasury Note Futures Contracts	71	06/19/15	$9,073,578	$4,794

Cash collateral in the amount of $105,435 was pledged to cover margin requirements for open futures contracts as of February 28, 2015.

Swap Agreements

UltraShort 7-10 Year Treasury had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$(139,601,955)	12/06/16	Citibank, N.A.	0.43%	Barclays U.S. 7-10 Year Treasury Bond Index	$254,294
(57,484,204)	02/08/16	Deutsche Bank AG	0.48%	Barclays U.S. 7-10 Year Treasury Bond Index	183,233
(180,879,809)	11/06/15	Goldman Sachs International	0.48%	Barclays U.S. 7-10 Year Treasury Bond Index	(7,260,664)
(113,316,129)	11/06/15	Morgan Stanley & Co. International PLC	0.48%	Barclays U.S. 7-10 Year Treasury Bond Index	(3,933,835)
$(491,282,097)					$(10,756,972)

(1)              Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 90.2%
	U.S. Treasury Bills
$160,000,000	0.00%, due 04/16/15	$159,991,822
250,000,000	0.00%, due 04/30/15	249,991,750
505,000,000	0.00%, due 05/14/15	504,984,850
130,000,000	0.00%, due 05/21/15	129,995,710
150,000,000	0.00%, due 05/28/15	149,991,900
315,000,000	0.00%, due 06/04/15	314,979,210
150,000,000	0.00%, due 06/11/15	149,987,400
50,000,000	0.00%, due 06/18/15	49,995,100
155,000,000	0.00%, due 06/25/15	154,983,880
180,000,000	0.00%, due 07/02/15	179,980,200
130,000,000	0.00%, due 07/09/15	129,983,750
240,000,000	0.00%, due 10/15/15	239,856,240
20,000,000	0.00%, due 11/12/15	19,984,780
	Total U.S. Government & Agency Securities (Cost $2,434,546,640)	2,434,706,592

	Repurchase Agreements (a)(b) — 37.5%
1,010,093,852	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $1,010,096,505	1,010,093,852
	Total Repurchase Agreements (Cost $1,010,093,852)	1,010,093,852

	Total Investment Securities (Cost $3,444,640,492) — 127.7%	3,444,800,444
	Liabilities in excess of other assets — (27.7%)	(748,026,522)
	Net Assets — 100.0%	$2,696,773,922

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $843,070,420.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$159,952
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$159,952
Federal income tax cost of investments	$3,444,640,492

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of February 28, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. Long Bond Futures Contracts	164	06/19/15	$26,542,375	$65,767

Cash collateral in the amount of $505,120 was pledged to cover margin requirements for open futures contracts as of February 28, 2015.

Swap Agreements

UltraShort 20+ Year Treasury had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$(1,680,963,092)	11/06/15	Bank of America, N.A.	0.31%	Barclays U.S. 20+ Year Treasury Bond Index	$(392,690,606)
(1,088,223,104)	12/06/16	Citibank, N.A.	0.30%	Barclays U.S. 20+ Year Treasury Bond Index	10,411,580
(778,819,681)	11/06/15	Deutsche Bank AG	0.30%	Barclays U.S. 20+ Year Treasury Bond Index	(99,792,909)
(116,355,875)	11/06/15	Goldman Sachs International	0.48%	Barclays U.S. 20+ Year Treasury Bond Index	(10,660,127)
(790,738,580)	11/06/15	Morgan Stanley & Co. International PLC	0.30%	Barclays U.S. 20+ Year Treasury Bond Index	(69,089,930)
(920,214,023)	11/06/15	Societe Generale	0.33%	Barclays U.S. 20+ Year Treasury Bond Index	(214,492,950)
$(5,375,314,355)					$(776,314,942)

(1)              Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort TIPS

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 37.6%
	U.S. Treasury Bill
$4,000,000	0.00%, due 10/15/15	$3,997,604
	Total U.S. Government & Agency Security (Cost $3,997,555)	3,997,604

	Repurchase Agreements (a)(b) — 63.1%
6,712,145	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $6,712,162	6,712,145
	Total Repurchase Agreements (Cost $6,712,145)	6,712,145

	Total Investment Securities (Cost $10,709,700) — 100.7%	10,709,749
	Liabilities in excess of other assets — (0.7%)	(77,217)
	Net Assets — 100.0%	$10,632,532

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $454,741.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$49
Federal income tax cost of investments	$10,709,700

Swap Agreements

UltraShort TIPS had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$(4,894,016)	12/06/16	Citibank, N.A.	(0.07)%	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	$(11,697)
(16,362,085)	11/06/15	Goldman Sachs International	(0.12)%	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	(173,820)
$(21,256,101)					$(185,517)

(1)	Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 93.1%
$84,948,719	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $84,948,941	$84,948,719
	Total Repurchase Agreements (Cost $84,948,719)	84,948,719

	Total Investment Securities (Cost $84,948,719) †— 93.1%	84,948,719
	Other assets less liabilities — 6.9%	6,335,249
	Net Assets — 100.0%	$91,283,968

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short 20+ Year Treasury had the following open short futures contracts as of February 28, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. Long Bond Futures Contracts	9	06/19/15	$1,456,594	$7,118

Cash collateral in the amount of $27,720 was pledged to cover margin requirements for open futures contracts as of February 28, 2015.

Swap Agreements

UltraPro Short 20+ Year Treasury had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$(26,414,236)	11/06/15	Bank of America, N.A.	0.31%	Barclays U.S. 20+ Year Treasury Bond Index	$(18,773,981)
(165,916,216)	12/06/16	Citibank, N.A.	0.30%	Barclays U.S. 20+ Year Treasury Bond Index	2,375,265
(76,292,486)	02/08/16	Morgan Stanley & Co. International PLC	0.30%	Barclays U.S. 20+ Year Treasury Bond Index	301,997
(3,889,870)	02/08/16	Societe Generale	0.33%	Barclays U.S. 20+ Year Treasury Bond Index	(306,236)
$(272,512,808)					$(16,402,955)

(1)	Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra S&P500®

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 84.3%
	Consumer Discretionary — 10.5%

36,429	Amazon.com, Inc.*	$13,848,849
7,161	AutoNation, Inc.*	440,401
3,082	AutoZone, Inc.*	1,980,740
17,773	Bed Bath & Beyond, Inc.*	1,326,932
27,932	Best Buy Co., Inc.	1,064,209
21,827	BorgWarner, Inc.	1,341,487
21,014	Cablevision Systems Corp., Class A	394,643
20,668	CarMax, Inc.*	1,387,029
43,224	Carnival Corp.	1,901,424
45,757	CBS Corp. (Non-Voting), Class B	2,704,239
2,976	Chipotle Mexican Grill, Inc.*	1,978,951
26,450	Coach, Inc.	1,151,898
247,231	Comcast Corp., Class A	14,680,577
31,834	D.R. Horton, Inc.	869,387
11,911	Darden Restaurants, Inc.	762,304
28,410	Delphi Automotive PLC	2,239,844
48,198	DIRECTV*	4,270,343
14,251	Discovery Communications, Inc., Class A*	460,307
26,235	Discovery Communications, Inc., Class C*	800,430
29,117	Dollar General Corp.*	2,114,477
19,733	Dollar Tree, Inc.*	1,572,325
9,479	Expedia, Inc.	869,698
9,215	Family Dollar Stores, Inc.	725,589
369,335	Ford Motor Co.	6,034,934
4,312	Fossil Group, Inc.*	370,875
10,408	GameStop Corp., Class A	384,784
21,675	Gannett Co., Inc.	767,295
25,608	Gap, Inc. (The)	1,065,293
11,564	Garmin Ltd.	573,921
129,518	General Motors Co.	4,832,317
14,676	Genuine Parts Co.	1,410,070
26,346	Goodyear Tire & Rubber Co. (The)	704,229
26,405	H&R Block, Inc.	901,731
20,562	Harley-Davidson, Inc.	1,307,126
6,573	Harman International Industries, Inc.	907,008
10,859	Hasbro, Inc.	676,679
126,456	Home Depot, Inc. (The)	14,510,826
40,131	Interpublic Group of Cos., Inc. (The)	894,921
63,925	Johnson Controls, Inc.	3,248,029
19,380	Kohl’s Corp.	1,430,244
23,584	L Brands, Inc.	2,166,426
13,207	Leggett & Platt, Inc.	594,975
17,137	Lennar Corp., Class A	860,449
93,361	Lowe’s Cos., Inc.	6,917,116
33,129	Macy’s, Inc.	2,110,980
20,392	Marriott International, Inc., Class A	1,694,575
32,518	Mattel, Inc.	855,874
93,380	McDonald’s Corp.	9,235,282
19,761	Michael Kors Holdings Ltd.*	1,332,089
5,946	Mohawk Industries, Inc.*	1,096,145
5,782	Netflix, Inc.*	2,745,930
26,006	Newell Rubbermaid, Inc.	1,021,776
47,868	News Corp., Class A*	826,920
66,958	NIKE, Inc., Class B	6,502,961
13,514	Nordstrom, Inc.	1,086,931
23,818	Omnicom Group, Inc.	1,894,484
9,741	O’Reilly Automotive, Inc.*	2,027,394
9,536	PetSmart, Inc.	790,630
5,022	Priceline Group, Inc. (The)*	6,214,625
32,025	PulteGroup, Inc.	722,484
7,902	PVH Corp.	841,800
5,801	Ralph Lauren Corp.	797,115
20,135	Ross Stores, Inc.	2,130,484
16,025	Royal Caribbean Cruises Ltd.	1,224,630
9,743	Scripps Networks Interactive, Inc., Class A	704,419
61,405	Staples, Inc.	1,029,455
71,805	Starbucks Corp.	6,712,690
17,139	Starwood Hotels & Resorts Worldwide, Inc.	1,376,776
61,132	Target Corp.	4,696,772
10,803	Tiffany & Co.	953,041
26,919	Time Warner Cable, Inc.	4,146,872
80,460	Time Warner, Inc.	6,586,456
66,108	TJX Cos., Inc. (The)	4,537,653
13,053	Tractor Supply Co.	1,150,230
10,695	TripAdvisor, Inc.*	954,529
177,941	Twenty-First Century Fox, Inc., Class A	6,227,935
16,000	Under Armour, Inc., Class A*	1,232,160
9,596	Urban Outfitters, Inc.*	373,860
33,152	VF Corp.	2,541,432
35,449	Viacom, Inc., Class B	2,479,303
149,699	Walt Disney Co. (The)	15,580,672
7,472	Whirlpool Corp.	1,583,690
11,832	Wyndham Worldwide Corp.	1,082,391
7,777	Wynn Resorts Ltd.	1,108,223
41,974	Yum! Brands, Inc.	3,404,511
		223,061,510
	Consumer Staples — 8.3%

189,668	Altria Group, Inc.	10,676,412
61,777	Archer-Daniels-Midland Co.	2,957,883
41,701	Avon Products, Inc.	354,876
15,009	Brown-Forman Corp., Class B	1,376,175
17,183	Campbell Soup Co.	800,556
12,421	Clorox Co. (The)	1,349,417
378,292	Coca-Cola Co. (The)	16,380,044
21,338	Coca-Cola Enterprises, Inc.	985,816
82,213	Colgate-Palmolive Co.	5,822,325
40,776	ConAgra Foods, Inc.	1,426,344
16,099	Constellation Brands, Inc., Class A*	1,846,877
42,003	Costco Wholesale Corp.	6,172,761
110,004	CVS Health Corp.	11,426,115
18,655	Dr. Pepper Snapple Group, Inc.	1,469,827
21,493	Estee Lauder Cos., Inc. (The), Class A	1,776,826
57,934	General Mills, Inc.	3,116,270
14,196	Hershey Co. (The)	1,473,261
12,895	Hormel Foods Corp.	754,486
9,769	J.M. Smucker Co. (The)	1,126,854
24,189	Kellogg Co.	1,559,707
11,663	Keurig Green Mountain, Inc.	1,487,966
35,743	Kimberly-Clark Corp.	3,919,577
56,498	Kraft Foods Group, Inc.	3,619,262
47,130	Kroger Co. (The)	3,353,300
34,545	Lorillard, Inc.	2,363,569
12,393	McCormick & Co., Inc. (Non-Voting)	934,184
19,383	Mead Johnson Nutrition Co.	2,030,563

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
15,288	Molson Coors Brewing Co., Class B	$1,160,206
161,210	Mondelez International, Inc., Class A	5,954,291
13,839	Monster Beverage Corp.*	1,952,960
143,627	PepsiCo, Inc.	14,216,200
149,101	Philip Morris International, Inc.	12,369,419
259,305	Procter & Gamble Co. (The)	22,074,635
29,566	Reynolds American, Inc.	2,235,781
56,408	Sysco Corp.	2,199,348
28,124	Tyson Foods, Inc., Class A	1,161,802
83,669	Walgreens Boots Alliance, Inc.	6,951,221
151,559	Wal-Mart Stores, Inc.	12,720,347
34,516	Whole Foods Market, Inc.	1,949,809
		175,507,272
	Energy — 6.8%

48,608	Anadarko Petroleum Corp.	4,094,252
36,131	Apache Corp.	2,378,865
41,523	Baker Hughes, Inc.	2,595,603
39,636	Cabot Oil & Gas Corp.	1,149,444
18,949	Cameron International Corp.*	892,119
49,782	Chesapeake Energy Corp.	830,364
181,405	Chevron Corp.	19,352,285
8,383	Cimarex Energy Co.	919,447
118,115	ConocoPhillips	7,701,098
22,096	CONSOL Energy, Inc.	711,491
33,832	Denbury Resources, Inc.	284,189
36,901	Devon Energy Corp.	2,272,733
6,456	Diamond Offshore Drilling, Inc.	196,456
22,489	Ensco PLC, Class A	550,306
52,599	EOG Resources, Inc.	4,719,182
14,537	EQT Corp.	1,160,198
406,357	Exxon Mobil Corp.	35,978,849
22,439	FMC Technologies, Inc.*	895,989
81,321	Halliburton Co.	3,491,924
10,380	Helmerich & Payne, Inc.	696,083
24,376	Hess Corp.	1,830,150
163,046	Kinder Morgan, Inc.	6,686,516
64,754	Marathon Oil Corp.	1,804,046
26,886	Marathon Petroleum Corp.	2,823,030
16,017	Murphy Oil Corp.	815,105
27,776	Nabors Industries Ltd.	355,811
41,329	National Oilwell Varco, Inc.	2,246,231
13,170	Newfield Exploration Co.*	435,005
24,177	Noble Corp. PLC	402,305
34,583	Noble Energy, Inc.	1,633,355
74,411	Occidental Petroleum Corp.	5,795,129
19,974	ONEOK, Inc.	884,049
53,126	Phillips 66	4,168,266
14,289	Pioneer Natural Resources Co.	2,179,358
15,904	QEP Resources, Inc.	341,618
16,190	Range Resources Corp.	802,053
123,478	Schlumberger Ltd.	10,391,909
36,393	Southwestern Energy Co.*	912,736
64,395	Spectra Energy Corp.	2,285,379
12,120	Tesoro Corp.	1,113,101
32,675	Transocean Ltd.	527,048
50,013	Valero Energy Corp.	3,085,302
64,552	Williams Cos., Inc. (The)	3,165,630
		145,554,009
	Financials — 13.5%

31,830	ACE Ltd.	3,628,938
5,335	Affiliated Managers Group, Inc.*	1,154,601
43,243	Aflac, Inc.	2,691,877
40,262	Allstate Corp. (The)	2,842,497
85,381	American Express Co.	6,966,236
134,338	American International Group, Inc.	7,432,922
38,052	American Tower Corp. (REIT)	3,772,475
17,714	Ameriprise Financial, Inc.	2,367,122
27,352	Aon PLC	2,745,047
14,816	Apartment Investment & Management Co., Class A (REIT)	558,267
6,739	Assurant, Inc.	412,898
12,668	AvalonBay Communities, Inc. (REIT)	2,132,531
1,009,180	Bank of America Corp.	15,955,136
108,025	Bank of New York Mellon Corp. (The)	4,228,098
69,126	BB&T Corp.	2,630,244
174,997	Berkshire Hathaway, Inc., Class B*	25,796,308
12,230	BlackRock, Inc.	4,542,467
14,692	Boston Properties, Inc. (REIT)	2,018,828
53,357	Capital One Financial Corp.	4,199,729
26,823	CBRE Group, Inc., Class A*	918,956
110,271	Charles Schwab Corp. (The)	3,235,351
22,636	Chubb Corp. (The)	2,273,786
14,127	Cincinnati Financial Corp.	745,340
290,721	Citigroup, Inc.	15,239,595
30,380	CME Group, Inc.	2,914,353
17,241	Comerica, Inc.	789,293
32,031	Crown Castle International Corp. (REIT)	2,764,596
43,522	Discover Financial Services	2,653,972
27,716	E*TRADE Financial Corp.*	721,586
34,776	Equity Residential (REIT)	2,678,795
6,137	Essex Property Trust, Inc. (REIT)	1,365,053
79,066	Fifth Third Bancorp	1,530,718
37,626	Franklin Resources, Inc.	2,025,408
60,213	General Growth Properties, Inc. (REIT)	1,746,779
47,664	Genworth Financial, Inc., Class A*	369,396
38,879	Goldman Sachs Group, Inc. (The)	7,378,845
41,398	Hartford Financial Services Group, Inc. (The)	1,695,662
44,078	HCP, Inc. (REIT)	1,867,144
31,449	Health Care REIT, Inc. (REIT)	2,425,032
72,678	Host Hotels & Resorts, Inc. (REIT)	1,526,238
46,183	Hudson City Bancorp, Inc.	450,746
78,163	Huntington Bancshares, Inc./OH	855,103
10,822	Intercontinental Exchange, Inc.	2,547,066
41,347	Invesco Ltd.	1,665,044
17,898	Iron Mountain, Inc. (REIT)	657,751
358,722	JPMorgan Chase & Co.	21,982,484
83,139	KeyCorp	1,158,126
39,477	Kimco Realty Corp. (REIT)	1,037,456
9,636	Legg Mason, Inc.	551,854
30,404	Leucadia National Corp.	721,487
24,920	Lincoln National Corp.	1,436,389
28,726	Loews Corp.	1,178,053
12,680	M&T Bank Corp.	1,534,280
13,492	Macerich Co. (The) (REIT)	1,128,606
51,898	Marsh & McLennan Cos., Inc.	2,952,477

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
26,049	McGraw Hill Financial, Inc.	$2,685,652
109,011	MetLife, Inc.	5,541,029
17,620	Moody’s Corp.	1,708,083
146,512	Morgan Stanley	5,243,664
11,262	NASDAQ OMX Group, Inc. (The)	564,902
39,368	Navient Corp.	842,475
21,246	Northern Trust Corp.	1,483,608
29,559	People’s United Financial, Inc.	447,228
16,883	Plum Creek Timber Co., Inc. (REIT)	733,397
50,488	PNC Financial Services Group, Inc. (The)	4,642,876
26,217	Principal Financial Group, Inc.	1,341,524
51,318	Progressive Corp. (The)	1,367,625
47,977	Prologis, Inc. (REIT)	2,049,098
43,952	Prudential Financial, Inc.	3,553,519
13,917	Public Storage (REIT)	2,744,711
132,090	Regions Financial Corp.	1,269,385
29,829	Simon Property Group, Inc. (REIT)	5,678,248
40,057	State Street Corp.	2,982,244
50,036	SunTrust Banks, Inc.	2,051,476
24,892	T. Rowe Price Group, Inc.	2,056,079
12,345	Torchmark Corp.	657,371
31,799	Travelers Cos., Inc. (The)	3,416,485
171,703	U.S. Bancorp/MN	7,659,671
24,180	Unum Group	811,481
30,708	Ventas, Inc. (REIT)	2,286,825
16,752	Vornado Realty Trust (REIT)	1,843,390
453,010	Wells Fargo & Co.	24,820,418
50,316	Weyerhaeuser Co. (REIT)	1,766,595
24,767	XL Group PLC	896,565
19,473	Zions Bancorp.	520,611
		286,465,276
	Health Care — 12.4%

144,496	Abbott Laboratories	6,844,776
152,890	AbbVie, Inc.	9,249,845
25,437	Actavis PLC*	7,411,324
33,748	Aetna, Inc.	3,359,613
32,012	Agilent Technologies, Inc.	1,351,227
19,030	Alexion Pharmaceuticals, Inc.*	3,432,441
28,588	Allergan, Inc.	6,653,571
19,933	AmerisourceBergen Corp.	2,048,315
72,994	Amgen, Inc.	11,512,614
25,908	Anthem, Inc.	3,794,227
52,015	Baxter International, Inc.	3,596,837
18,426	Becton, Dickinson and Co.	2,703,463
22,666	Biogen Idec, Inc.*	9,283,767
127,290	Boston Scientific Corp.*	2,151,201
159,180	Bristol-Myers Squibb Co.	9,697,246
7,185	C.R. Bard, Inc.	1,215,271
31,752	Cardinal Health, Inc.	2,793,858
19,570	CareFusion Corp.*	1,175,766
76,638	Celgene Corp.*	9,313,816
29,170	Cerner Corp.*	2,101,990
25,107	Cigna Corp.	3,053,764
16,497	DaVita HealthCare Partners, Inc.*	1,230,676
13,588	DENTSPLY International, Inc.	720,300
10,270	Edwards Lifesciences Corp.*	1,366,115
94,027	Eli Lilly & Co.	6,597,875
15,943	Endo International PLC*	1,364,721
70,427	Express Scripts Holding Co.*	5,971,505
144,772	Gilead Sciences, Inc.*	14,988,245
29,125	HCA Holdings, Inc.*	2,083,602
16,238	Hospira, Inc.*	1,421,475
14,706	Humana, Inc.	2,417,372
3,474	Intuitive Surgical, Inc.*	1,737,000
268,604	Johnson & Johnson	27,534,596
9,564	Laboratory Corp. of America Holdings*	1,176,659
11,155	Mallinckrodt PLC*	1,302,012
22,245	McKesson Corp.	5,087,432
135,987	Medtronic PLC	10,551,231
273,578	Merck & Co., Inc.	16,015,256
35,915	Mylan, Inc.*	2,058,827
8,203	Patterson Cos., Inc.	410,765
10,849	PerkinElmer, Inc.	509,903
13,513	Perrigo Co. PLC	2,087,353
604,629	Pfizer, Inc.	20,750,867
13,869	Quest Diagnostics, Inc.	972,772
7,121	Regeneron Pharmaceuticals, Inc.*	2,946,955
27,436	St. Jude Medical, Inc.	1,829,432
28,678	Stryker Corp.	2,717,241
9,439	Tenet Healthcare Corp.*	437,026
38,381	Thermo Fisher Scientific, Inc.	4,989,530
92,101	UnitedHealth Group, Inc.	10,465,437
8,736	Universal Health Services, Inc., Class B	990,226
9,588	Varian Medical Systems, Inc.*	891,396
23,077	Vertex Pharmaceuticals, Inc.*	2,756,086
7,988	Waters Corp.*	961,595
16,254	Zimmer Holdings, Inc.	1,956,819
48,099	Zoetis, Inc.	2,216,883
		264,260,117
	Industrials — 8.7%

61,490	3M Co.	10,370,289
16,745	ADT Corp. (The)	656,739
9,197	Allegion PLC	530,943
23,593	AMETEK, Inc.	1,253,732
63,636	Boeing Co. (The)	9,599,491
14,041	C.H. Robinson Worldwide, Inc.	1,043,246
58,096	Caterpillar, Inc.	4,816,158
9,310	Cintas Corp.	777,199
95,517	CSX Corp.	3,277,188
16,304	Cummins, Inc.	2,318,918
58,670	Danaher Corp.	5,120,718
34,397	Deere & Co.	3,116,368
80,314	Delta Air Lines, Inc.	3,575,579
15,863	Dover Corp.	1,142,929
3,437	Dun & Bradstreet Corp. (The)	455,334
45,541	Eaton Corp. PLC	3,233,866
66,568	Emerson Electric Co.	3,855,619
11,577	Equifax, Inc.	1,080,945
18,524	Expeditors International of Washington, Inc.	894,709
26,175	Fastenal Co.	1,087,571
25,278	FedEx Corp.	4,473,700
13,071	Flowserve Corp.	812,101
14,984	Fluor Corp.	869,072
30,212	General Dynamics Corp.	4,192,821
963,669	General Electric Co.	25,045,757
75,126	Honeywell International, Inc.	7,721,450
34,506	Illinois Tool Works, Inc.	3,411,263
25,466	Ingersoll-Rand PLC	1,711,061
12,517	Jacobs Engineering Group, Inc.*	555,004
9,428	Joy Global, Inc.	417,849
10,583	Kansas City Southern	1,225,935

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
8,171	L-3 Communications Holdings, Inc.	$1,057,573
25,763	Lockheed Martin Corp.	5,153,888
34,191	Masco Corp.	895,462
31,087	Nielsen N.V.	1,405,443
29,699	Norfolk Southern Corp.	3,241,943
19,379	Northrop Grumman Corp.	3,211,294
33,974	PACCAR, Inc.	2,176,035
10,229	Pall Corp.	1,031,185
14,262	Parker-Hannifin Corp.	1,749,805
17,924	Pentair PLC	1,191,408
19,288	Pitney Bowes, Inc.	446,903
13,675	Precision Castparts Corp.	2,957,903
20,887	Quanta Services, Inc.*	601,128
29,590	Raytheon Co.	3,218,504
24,227	Republic Services, Inc.	991,369
13,051	Robert Half International, Inc.	808,640
13,034	Rockwell Automation, Inc.	1,525,499
12,763	Rockwell Collins, Inc.	1,136,928
9,607	Roper Industries, Inc.	1,609,845
5,084	Ryder System, Inc.	477,845
5,575	Snap-on, Inc.	820,807
65,130	Southwest Airlines Co.	2,816,221
15,030	Stanley Black & Decker, Inc.	1,478,050
8,148	Stericycle, Inc.*	1,099,736
26,500	Textron, Inc.	1,174,215
40,157	Tyco International PLC	1,695,429
85,327	Union Pacific Corp.	10,261,425
66,894	United Parcel Service, Inc., Class B	6,805,127
9,570	United Rentals, Inc.*	890,584
81,362	United Technologies Corp.	9,918,841
5,819	W.W. Grainger, Inc.	1,378,579
40,860	Waste Management, Inc.	2,226,053
17,455	Xylem, Inc.	623,144
		184,720,365
	Information Technology — 16.8%

60,212	Accenture PLC, Class A	5,420,886
45,466	Adobe Systems, Inc.*	3,596,361
17,086	Akamai Technologies, Inc.*	1,187,648
6,135	Alliance Data Systems Corp.*	1,708,659
29,252	Altera Corp.	1,082,617
29,702	Amphenol Corp., Class A	1,676,975
29,862	Analog Devices, Inc.	1,748,121
562,802	Apple, Inc.	72,297,545
116,928	Applied Materials, Inc.	2,929,046
21,842	Autodesk, Inc.*	1,403,130
46,256	Automatic Data Processing, Inc.	4,109,383
24,271	Avago Technologies Ltd.	3,097,465
51,697	Broadcom Corp., Class A	2,338,255
30,740	CA, Inc.	999,665
490,719	Cisco Systems, Inc.	14,481,118
15,451	Citrix Systems, Inc.*	983,842
58,431	Cognizant Technology Solutions Corp., Class A*	3,651,061
13,483	Computer Sciences Corp.	956,214
123,012	Corning, Inc.	3,001,493
108,486	eBay, Inc.*	6,282,424
29,833	Electronic Arts, Inc.*	1,705,851
195,279	EMC Corp.	5,651,374
7,081	F5 Networks, Inc.*	836,372
200,646	Facebook, Inc., Class A*	15,845,015
27,230	Fidelity National Information Services, Inc.	1,840,476
7,213	First Solar, Inc.*	430,941
23,415	Fiserv, Inc.*	1,828,009
13,526	FLIR Systems, Inc.	436,619
27,354	Google, Inc., Class A*	15,390,181
27,336	Google, Inc., Class C*	15,264,422
10,035	Harris Corp.	779,519
179,103	Hewlett-Packard Co.	6,239,949
463,971	Intel Corp.	15,427,036
88,320	International Business Machines Corp.	14,302,541
27,394	Intuit, Inc.	2,674,476
36,948	Juniper Networks, Inc.	883,427
15,786	KLA-Tencor Corp.	1,025,380
15,258	Lam Research Corp.	1,258,175
22,896	Linear Technology Corp.	1,103,244
94,039	MasterCard, Inc., Class A	8,475,735
19,285	Microchip Technology, Inc.	988,742
103,005	Micron Technology, Inc.*	3,159,163
791,016	Microsoft Corp.	34,686,052
20,333	Motorola Solutions, Inc.	1,381,424
29,908	NetApp, Inc.	1,155,944
49,554	NVIDIA Corp.	1,093,161
310,423	Oracle Corp.	13,602,736
31,337	Paychex, Inc.	1,561,679
159,559	QUALCOMM, Inc.	11,569,623
18,018	Red Hat, Inc.*	1,245,404
56,317	salesforce.com, inc.*	3,907,273
21,174	SanDisk Corp.	1,692,438
31,402	Seagate Technology PLC	1,919,290
66,225	Symantec Corp.	1,666,221
39,019	TE Connectivity Ltd.	2,814,440
14,682	Teradata Corp.*	653,643
101,365	Texas Instruments, Inc.	5,960,262
15,873	Total System Services, Inc.	606,349
10,459	VeriSign, Inc.*	669,585
46,876	Visa, Inc., Class A	12,717,928
20,948	Western Digital Corp.	2,241,017
50,163	Western Union Co. (The)	979,182
102,972	Xerox Corp.	1,405,568
25,384	Xilinx, Inc.	1,075,520
84,540	Yahoo!, Inc.*	3,743,431
		356,846,725
	Materials — 2.8%

18,455	Air Products & Chemicals, Inc.	2,881,564
6,459	Airgas, Inc.	757,124
113,129	Alcoa, Inc.	1,673,178
10,429	Allegheny Technologies, Inc.	351,040
8,741	Avery Dennison Corp.	468,081
13,137	Ball Corp.	942,054
4,772	CF Industries Holdings, Inc.	1,461,330
106,305	Dow Chemical Co. (The)	5,234,458
86,944	E.I. du Pont de Nemours & Co.	6,768,590
14,249	Eastman Chemical Co.	1,060,981
25,926	Ecolab, Inc.	2,995,490
12,786	FMC Corp.	810,760
99,719	Freeport-McMoRan, Inc.	2,156,922
7,773	International Flavors & Fragrances, Inc.	947,762
40,645	International Paper Co.	2,292,784
39,876	LyondellBasell Industries N.V., Class A	3,425,747
5,938	Martin Marietta Materials, Inc.	845,156
16,003	MeadWestvaco Corp.	849,119
46,452	Monsanto Co.	5,594,214
30,293	Mosaic Co. (The)	1,613,405
47,860	Newmont Mining Corp.	1,260,154

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
30,614	Nucor Corp.	$1,439,776
15,820	Owens-Illinois, Inc.*	413,851
13,171	PPG Industries, Inc.	3,100,190
27,958	Praxair, Inc.	3,575,828
20,260	Sealed Air Corp.	954,854
7,841	Sherwin-Williams Co. (The)	2,236,253
11,425	Sigma-Aldrich Corp.	1,577,336
12,641	Vulcan Materials Co.	1,049,203
		58,737,204
	Telecommunication Services — 2.0%

497,764	AT&T, Inc.	17,202,724
54,773	CenturyLink, Inc.	2,073,706
96,160	Frontier Communications Corp.	767,357
26,768	Level 3 Communications, Inc.*	1,441,724
398,223	Verizon Communications, Inc.	19,692,127
57,845	Windstream Holdings, Inc.	456,397
		41,634,035
	Utilities — 2.5%

62,951	AES Corp. (The)	816,474
11,467	AGL Resources, Inc.	563,144
23,287	Ameren Corp.	987,602
46,952	American Electric Power Co., Inc.	2,703,496
41,245	CenterPoint Energy, Inc.	857,484
26,393	CMS Energy Corp.	927,186
28,109	Consolidated Edison, Inc.	1,774,802
56,035	Dominion Resources, Inc.	4,039,563
16,984	DTE Energy Co.	1,393,198
67,874	Duke Energy Corp.	5,331,503
31,263	Edison International	2,008,648
17,320	Entergy Corp.	1,377,113
30,399	Eversource Energy	1,573,148
82,476	Exelon Corp.	2,797,586
40,374	FirstEnergy Corp.	1,412,283
7,674	Integrys Energy Group, Inc.	573,478
41,889	NextEra Energy, Inc.	4,333,836
30,292	NiSource, Inc.	1,299,830
32,450	NRG Energy, Inc.	778,151
24,171	Pepco Holdings, Inc.	656,001
45,594	PG&E Corp.	2,449,766
10,593	Pinnacle West Capital Corp.	678,799
63,823	PPL Corp.	2,176,364
48,564	Public Service Enterprise Group, Inc.	2,042,602
13,677	SCANA Corp.	778,905
22,181	Sempra Energy	2,399,984
86,349	Southern Co. (The)	3,953,921
22,515	TECO Energy, Inc.	441,969
21,641	Wisconsin Energy Corp.	1,103,258
48,525	Xcel Energy, Inc.	1,711,962
		53,942,056
	Total Common Stocks (Cost $1,734,131,895)	1,790,728,569

Principal Amount
	U.S. Government & Agency Securities (a) — 4.7%
	U.S. Treasury Bills
$15,000,000	0.00%, due 03/05/15	14,999,983
15,000,000	0.00%, due 05/21/15	14,999,670
15,000,000	0.00%, due 05/28/15	14,999,550
30,000,000	0.00%, due 06/11/15	29,998,530
24,115,000	0.00%, due 09/17/15	24,104,992
	Total U.S. Government & Agency Securities (Cost $99,092,461)	99,102,725

	Repurchase Agreements (a)(b) — 3.6%
77,201,758	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $77,201,960	77,201,758
	Total Repurchase Agreements (Cost $77,201,758)	77,201,758

	Total Investment Securities (Cost $1,910,426,114) — 92.6%	1,967,033,052
	Other assets less liabilities — 7.4%	156,395,593
	Net Assets — 100.0%	$2,123,428,645

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $225,673,613.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$121,104,940
Aggregate gross unrealized depreciation	(69,728,055)
Net unrealized appreciation	$51,376,885
Federal income tax cost of investments	$1,915,656,167

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of February 28, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	1,586	03/20/15	$166,688,600	$6,256,386

Cash collateral in the amount of $8,025,160 was pledged to cover margin requirements for open futures contracts as of February 28, 2015.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$58,028,667	11/06/15	Bank of America, N.A.	0.72%	S&P 500® Index	$5,224,807
90,236,433	01/06/16	Citibank, N.A.	0.49%	S&P 500® Index	9,023,598
381,710,790	02/08/16	Credit Suisse International	0.47%	S&P 500® Index	21,135,881
236,654,812	11/06/15	Deutsche Bank AG	0.22%	SPDR® S&P 500® ETF Trust	18,601,947
904,333,295	11/06/15	Deutsche Bank AG	0.34%	S&P 500® Index	57,610,752
82,391,112	01/06/16	Goldman Sachs International	0.54%	S&P 500® Index	3,318,135
200,790,462	11/07/16	Goldman Sachs International	0.44%	SPDR® S&P 500® ETF Trust	10,449,870
22,773,320	11/07/16	Morgan Stanley & Co. International PLC	0.57%	S&P 500® Index	2,268,464
129,642,735	02/08/16	Societe Generale	0.54%	S&P 500® Index	7,357,116
182,985,499	01/06/16	UBS AG	0.52%	S&P 500® Index	9,797,473
$2,289,547,125					$144,788,043

(1)	Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra QQQ®

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 74.8%
	Consumer Discretionary — 14.5%

77,672	Amazon.com, Inc.*	$29,527,788
31,073	Bed Bath & Beyond, Inc.*	2,319,910
18,329	Charter Communications, Inc., Class A*	3,310,217
430,597	Comcast Corp., Class A	25,538,459
84,254	DIRECTV*	7,464,904
24,910	Discovery Communications, Inc., Class A*	804,593
48,197	Discovery Communications, Inc., Class C*	1,470,490
37,322	DISH Network Corp., Class A*	2,800,643
34,497	Dollar Tree, Inc.*	2,748,721
32,079	Garmin Ltd.	1,592,081
108,006	Liberty Global PLC*	5,634,673
42,127	Liberty Global PLC, Class A*	2,277,386
75,001	Liberty Interactive Corp., Class A*	2,214,780
17,526	Liberty Media Corp.*	675,890
38,365	Liberty Media Corp., Class C*	1,480,889
22,539	Liberty Ventures*	905,617
47,535	Marriott International, Inc., Class A	3,950,159
56,839	Mattel, Inc.	1,496,003
10,109	Netflix, Inc.*	4,800,865
17,017	O’Reilly Automotive, Inc.*	3,541,748
8,781	Priceline Group, Inc. (The)*	10,866,312
35,198	Ross Stores, Inc.	3,724,300
921,720	Sirius XM Holdings, Inc.*	3,585,491
107,330	Staples, Inc.	1,799,387
125,528	Starbucks Corp.	11,734,985
21,036	Tesla Motors, Inc.*	4,277,460
22,804	Tractor Supply Co.	2,009,488
21,829	TripAdvisor, Inc.*	1,948,238
227,745	Twenty-First Century Fox, Inc., Class A	7,971,075
133,953	Twenty-First Century Fox, Inc., Class B	4,559,760
60,322	Viacom, Inc., Class B	4,218,921
17,007	Wynn Resorts Ltd.	2,423,498
		163,674,731
	Consumer Staples — 3.4%

73,439	Costco Wholesale Corp.	10,792,595
27,179	Keurig Green Mountain, Inc.	3,467,497
98,777	Kraft Foods Group, Inc.	6,327,655
281,817	Mondelez International, Inc., Class A	10,408,911
28,125	Monster Beverage Corp.*	3,969,000
60,349	Whole Foods Market, Inc.	3,409,115
		38,374,773
	Health Care — 11.1%

33,263	Alexion Pharmaceuticals, Inc.*	5,999,647
127,605	Amgen, Inc.	20,125,861
39,613	Biogen Idec, Inc.*	16,225,089
34,804	Catamaran Corp.*	1,738,460
133,989	Celgene Corp.*	16,283,683
57,286	Cerner Corp.*	4,128,029
123,117	Express Scripts Holding Co.*	10,439,090
253,085	Gilead Sciences, Inc.*	26,201,890
14,130	Henry Schein, Inc.*	1,978,907
23,820	Illumina, Inc.*	4,655,857
6,082	Intuitive Surgical, Inc.*	3,041,000
62,786	Mylan, Inc.*	3,599,207
16,723	Regeneron Pharmaceuticals, Inc.*	6,920,646
40,348	Vertex Pharmaceuticals, Inc.*	4,818,762
		126,156,128
	Industrials — 1.7%

120,324	American Airlines Group, Inc.	5,763,520
24,537	C.H. Robinson Worldwide, Inc.	1,823,099
32,379	Expeditors International of Washington, Inc.	1,563,906
49,730	Fastenal Co.	2,066,281
59,401	PACCAR, Inc.	3,804,634
14,249	Stericycle, Inc.*	1,923,187
27,665	Verisk Analytics, Inc., Class A*	1,986,624
		18,931,251
	Information Technology — 43.3%

120,622	Activision Blizzard, Inc.	2,812,905
83,665	Adobe Systems, Inc.*	6,617,901
29,860	Akamai Technologies, Inc.*	2,075,569
51,136	Altera Corp.	1,892,543
52,709	Analog Devices, Inc.	3,085,585
983,914	Apple, Inc.	126,393,592
204,393	Applied Materials, Inc.	5,120,045
38,117	Autodesk, Inc.*	2,448,636
80,866	Automatic Data Processing, Inc.	7,184,135
42,423	Avago Technologies Ltd.	5,414,023
46,479	Baidu, Inc. (ADR)*	9,470,096
90,922	Broadcom Corp., Class A	4,112,402
74,633	CA, Inc.	2,427,065
32,005	Check Point Software Technologies Ltd.*	2,672,097
857,831	Cisco Systems, Inc.	25,314,593
27,005	Citrix Systems, Inc.*	1,719,543
102,146	Cognizant Technology Solutions Corp., Class A*	6,382,593
208,411	eBay, Inc.*	12,069,081
52,160	Electronic Arts, Inc.*	2,982,509
9,215	Equinix, Inc. (REIT)	2,065,773
373,075	Facebook, Inc., Class A*	29,461,733
40,927	Fiserv, Inc.*	3,195,171
47,777	Google, Inc., Class A*	26,880,773
56,928	Google, Inc., Class C*	31,788,595
811,096	Intel Corp.	26,968,942
47,897	Intuit, Inc.	4,676,184
27,592	KLA-Tencor Corp.	1,792,238
26,665	Lam Research Corp.	2,198,796
40,015	Linear Technology Corp.	1,928,123
180,076	Micron Technology, Inc.*	5,522,931
1,382,775	Microsoft Corp.	60,634,683
52,289	NetApp, Inc.	2,020,970
91,178	NVIDIA Corp.	2,011,387
38,708	NXP Semiconductors N.V.*	3,286,116
60,867	Paychex, Inc.	3,033,307
278,911	QUALCOMM, Inc.	20,223,837
37,017	SanDisk Corp.	2,958,769
54,896	Seagate Technology PLC	3,355,244
115,774	Symantec Corp.	2,912,874
177,199	Texas Instruments, Inc.	10,419,301
38,958	Western Digital Corp.	4,167,727
44,364	Xilinx, Inc.	1,879,703
158,925	Yahoo!, Inc.*	7,037,199
		490,615,289

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Materials — 0.2%

19,977	Sigma-Aldrich Corp.	$2,758,025

	Telecommunication Services — 0.6%

21,654	SBA Communications Corp., Class A*	2,700,470
294,697	VimpelCom Ltd. (ADR)	1,614,940
72,345	Vodafone Group PLC (ADR)	2,500,243
		6,815,653
	Total Common Stocks
	(Cost $758,452,689)	847,325,850

Principal Amount
	U.S. Government & Agency Securities (a) — 2.4%
	U.S. Treasury Bills
$12,000,000	0.00%, due 03/05/15	11,999,986
10,000,000	0.00%, due 05/28/15	9,999,700
5,000,000	0.00%, due 07/02/15	4,999,535
	Total U.S. Government & Agency Securities (Cost $26,997,838)	26,999,221

	Repurchase Agreements (a)(b) — 4.9%
55,170,937	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $55,171,082	55,170,937
	Total Repurchase Agreements (Cost $55,170,937)	55,170,937

	Total Investment Securities (Cost $840,621,464) — 82.1%	929,496,008
	Other assets less liabilities — 17.9%	202,734,637
	Net Assets — 100.0%	$1,132,230,645

*                      Non-income producing security.

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $92,633,167.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$99,371,074
Aggregate gross unrealized depreciation	(11,761,987)
Net unrealized appreciation	$87,609,087
Federal income tax cost of investments	$841,886,921

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of February 28, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	1,941	03/20/15	$172,428,735	$6,442,137

Cash collateral in the amount of $7,686,360 was pledged to cover margin requirements for open futures contracts as of February 28, 2015.

Swap Agreements

Ultra QQQ® had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$42,506,991	11/06/15	Bank of America, N.A.	0.77%	NASDAQ-100 Index	$2,020,924
298,411,326	04/06/16	Citibank, N.A.	0.49%	NASDAQ-100 Index®	14,435,306
132,487,764	11/06/15	Credit Suisse International	0.47%	NASDAQ-100 Index®	31,004,267
88,692,624	11/06/15	Deutsche Bank AG	0.29%	PowerShares QQQ TrustSM, Series 1	18,536,616
315,222,239	11/06/15	Deutsche Bank AG	0.49%	NASDAQ-100 Index®	77,484,842
16,474,060	02/08/16	Goldman Sachs International	0.64%	NASDAQ-100 Index®	1,783,120
94,371,014	02/08/16	Goldman Sachs International	0.44%	PowerShares QQQ TrustSM, Series 1	5,441,541
2,703,840	11/06/15	Morgan Stanley & Co. International PLC	0.67%	NASDAQ-100 Index®	1,921,658
110,366,145	11/06/15	Morgan Stanley & Co. International PLC	0.57%	PowerShares QQQ TrustSM, Series 1	20,392,192
89,683,608	11/06/15	Societe Generale	0.57%	NASDAQ-100 Index®	19,466,492
53,886,353	11/07/16	UBS AG	0.52%	NASDAQ-100 Index®	3,223,939
$1,244,805,964					$195,710,897

(1)              Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Dow30SM

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 82.1%
	Consumer Discretionary — 12.0%

98,687	Home Depot, Inc. (The)	$11,324,333
98,687	McDonald’s Corp.	9,760,144
98,687	NIKE, Inc., Class B	9,584,482
98,687	Walt Disney Co. (The)	10,271,343
		40,940,302
	Consumer Staples — 6.2%

98,687	Coca-Cola Co. (The)	4,273,147
98,687	Procter & Gamble Co. (The)	8,401,224
98,687	Wal-Mart Stores, Inc.	8,282,800
		20,957,171
	Energy — 5.7%

98,687	Chevron Corp.	10,527,929
98,687	Exxon Mobil Corp.	8,737,747
		19,265,676
	Financials — 12.8%

98,687	American Express Co.	8,051,872
98,687	Goldman Sachs Group, Inc. (The)	18,729,806
98,687	JPMorgan Chase & Co.	6,047,540
98,687	Travelers Cos., Inc. (The)	10,602,931
		43,432,149
	Health Care — 9.0%

98,687	Johnson & Johnson	10,116,404
98,687	Merck & Co., Inc.	5,777,137
98,687	Pfizer, Inc.	3,386,938
98,687	UnitedHealth Group, Inc.	11,213,804
		30,494,283
	Industrials — 16.0%

98,687	3M Co.	16,643,563
98,687	Boeing Co. (The)	14,886,934
98,687	Caterpillar, Inc.	8,181,152
98,687	General Electric Co.	2,564,875
98,687	United Technologies Corp.	12,030,932
		54,307,456
	Information Technology — 15.7%

98,687	Cisco Systems, Inc.	2,912,253
98,687	Intel Corp.	3,281,343
98,687	International Business Machines Corp.	15,981,373
98,687	Microsoft Corp.	4,327,425
98,687	Visa, Inc., Class A	26,774,770
		53,277,164
	Materials — 2.3%

98,687	E.I. du Pont de Nemours & Co.	7,682,783

	Telecommunication Services — 2.4%

98,687	AT&T, Inc.	3,410,623
98,687	Verizon Communications, Inc.	4,880,072
		8,290,695
	Total Common Stocks
	(Cost $255,544,031)	278,647,679

Principal Amount
	U.S. Government & Agency Security (a) — 2.4%
	U.S. Treasury Bill
$8,000,000	0.00%, due 05/21/15	7,999,824
	Total U.S. Government & Agency Security (Cost 7,998,740)	7,999,824

	Repurchase Agreements (a)(b) — 3.6%
12,209,530	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $12,209,564	12,209,530
	Total Repurchase Agreements (Cost $12,209,530)	12,209,530

	Total Investment Securities
	(Cost $275,752,301) — 88.1%	298,857,033
	Other assets less liabilities — 11.9%	40,519,345
	Net Assets — 100.0%	$339,376,378

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $47,498,111.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,941,558
Aggregate gross unrealized depreciation	(7,836,826)
Net unrealized appreciation	$23,104,732
Federal income tax cost of investments	$275,752,301

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of February 28, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Industrial Average Futures Contracts	240	03/20/15	$21,746,400	$867,623

Cash collateral in the amount of $1,029,600 was pledged to cover margin requirements for open futures contracts as of February 28, 2015.

Swap Agreements

Ultra Dow30SM had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$3,408,443	11/07/16	Bank of America, N.A.	0.77%	Dow Jones Industrial AverageSM Index	$725,712
15,521,530	04/06/16	Citibank, N.A.	0.49%	Dow Jones Industrial AverageSM Index	290,243
104,497,356	11/06/15	Credit Suisse International	0.47%	Dow Jones Industrial AverageSM Index	16,622,966
82,654,537	02/08/16	Deutsche Bank AG	0.19%	SPDR® Dow Jones Industrial AverageSM ETF Trust	4,689,985
99,691,126	11/06/15	Deutsche Bank AG	0.24%	Dow Jones Industrial AverageSM Index	11,102,460
16,347,491	02/08/16	Goldman Sachs International	0.74%	Dow Jones Industrial AverageSM Index	820,610
13,800,797	11/06/15	Societe Generale	0.58%	Dow Jones Industrial AverageSM Index	2,119,134
42,444,276	11/07/16	UBS AG	0.52%	Dow Jones Industrial AverageSM Index	1,961,914
$378,365,556					$38,333,024

(1)              Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra MidCap400

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 85.2%
	Consumer Discretionary — 11.9%

7,042	Aaron’s, Inc.	$209,922
7,791	Abercrombie & Fitch Co., Class A	192,749
7,970	Advance Auto Parts, Inc.	1,234,792
6,451	AMC Networks, Inc., Class A*	464,601
19,112	American Eagle Outfitters, Inc.	286,107
4,991	Ann, Inc.*	179,227
10,544	Apollo Education Group, Inc.*	291,542
14,376	Ascena Retail Group, Inc.*	192,638
5,834	Big Lots, Inc.	278,340
6,941	Brinker International, Inc.	412,712
10,152	Brunswick Corp.	550,644
5,195	Cabela’s, Inc.*	282,816
5,777	Carter’s, Inc.	512,824
5,028	Cheesecake Factory, Inc. (The)	238,931
16,696	Chico’s FAS, Inc.	304,368
11,371	Cinemark Holdings, Inc.	463,027
8,481	CST Brands, Inc.	353,064
18,489	Dana Holding Corp.	403,985
3,780	Deckers Outdoor Corp.*	280,627
6,281	DeVry Education Group, Inc.	229,570
10,714	Dick’s Sporting Goods, Inc.	579,520
6,007	Domino’s Pizza, Inc.	609,891
7,912	DreamWorks Animation SKG, Inc., Class A*	169,396
15,516	Foot Locker, Inc.	871,534
31,960	Gentex Corp.	563,135
478	Graham Holdings Co., Class B	471,490
6,982	Guess?, Inc.	126,444
10,907	Hanesbrands, Inc.	1,391,079
3,545	HSN, Inc.	239,536
27,008	International Game Technology	481,823
3,048	International Speedway Corp., Class A	94,579
33,275	J.C. Penney Co., Inc.*	282,837
19,534	Jarden Corp.*	1,036,669
5,124	John Wiley & Sons, Inc., Class A	331,318
13,871	Kate Spade & Co.*	477,856
9,939	KB Home	138,649
3,927	Life Time Fitness, Inc.*	226,981
15,771	Live Nation Entertainment, Inc.*	403,580
33,079	LKQ Corp.*	812,916
4,259	MDC Holdings, Inc.	115,760
3,976	Meredith Corp.	213,273
4,697	Murphy USA, Inc.*	333,440
14,275	New York Times Co. (The), Class A	199,707
424	NVR, Inc.*	564,768
52,924	Office Depot, Inc.*	495,898
2,797	Panera Bread Co., Class A*	451,520
6,669	Polaris Industries, Inc.	1,022,558
5,777	Rent-A-Center, Inc.	159,445
22,668	Service Corp. International	563,300
8,756	Signet Jewelers Ltd.	1,049,669
6,706	Sotheby’s	294,729
6,654	Tempur Sealy International, Inc.*	382,671
5,074	Thor Industries, Inc.	312,863
11,900	Time, Inc.	282,030
17,675	Toll Brothers, Inc.*	677,129
5,500	Tupperware Brands Corp.	392,700
6,966	Vista Outdoor, Inc.*	304,136
29,905	Wendy’s Co. (The)	331,646
9,345	Williams-Sonoma, Inc.	751,805
		25,570,766
	Consumer Staples — 3.1%

972	Boston Beer Co., Inc. (The), Class A*	260,107
14,603	Church & Dwight Co., Inc.	1,243,300
10,247	Dean Foods Co.	165,182
6,776	Energizer Holdings, Inc.	906,832
20,163	Flowers Foods, Inc.	436,327
11,015	Hain Celestial Group, Inc. (The)*	688,768
7,843	Ingredion, Inc.	644,773
2,115	Lancaster Colony Corp.	193,311
5,605	Post Holdings, Inc.*	277,335
22,521	SUPERVALU, Inc.*	222,508
2,181	Tootsie Roll Industries, Inc.	71,929
4,620	TreeHouse Foods, Inc.*	386,047
5,448	United Natural Foods, Inc.*	452,402
19,033	WhiteWave Foods Co. (The)*	779,401
		6,728,222
	Energy — 3.4%

6,533	Atwood Oceanics, Inc.	202,588
33,337	California Resources Corp.*	238,693
8,364	Dresser-Rand Group, Inc.*	680,746
4,305	Dril-Quip, Inc.*	312,801
7,988	Energen Corp.	516,344
9,335	Gulfport Energy Corp.*	427,636
10,718	Helix Energy Solutions Group, Inc.*	165,486
21,367	HollyFrontier Corp.	939,934
11,466	Oceaneering International, Inc.	625,241
5,800	Oil States International, Inc.*	252,184
15,987	Patterson-UTI Energy, Inc.	298,717
29,630	Peabody Energy Corp.	234,077
6,714	Rosetta Resources, Inc.*	119,039
13,591	Rowan Cos. PLC, Class A	293,702
7,361	SM Energy Co.	357,156
16,611	Superior Energy Services, Inc.	371,754
5,425	Tidewater, Inc.	152,985
5,034	Unit Corp.*	153,739
7,969	Western Refining, Inc.	375,340
7,870	World Fuel Services Corp.	430,883
22,202	WPX Energy, Inc.*	239,338
		7,388,383
	Financials — 19.8%

4,949	Alexander & Baldwin, Inc.	200,088
7,866	Alexandria Real Estate Equities, Inc. (REIT)	754,428
1,761	Alleghany Corp.*	832,143
11,475	American Campus Communities, Inc. (REIT)	473,573
8,060	American Financial Group, Inc./OH	507,780
17,620	Arthur J. Gallagher & Co.	827,964
6,797	Aspen Insurance Holdings Ltd.	311,642
16,595	Associated Banc-Corp	309,331
9,335	BancorpSouth, Inc.	209,011
4,793	Bank of Hawaii Corp.	288,826
21,553	BioMed Realty Trust, Inc. (REIT)	479,339
12,870	Brown & Brown, Inc.	413,642
9,430	Camden Property Trust (REIT)	686,410
8,087	Cathay General Bancorp	208,887
9,218	CBOE Holdings, Inc.	553,357
5,232	City National Corp./CA	472,816
9,042	Commerce Bancshares, Inc./MO	375,424

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
10,105	Corporate Office Properties Trust (REIT)	$297,087
12,719	Corrections Corp. of America (REIT)	507,361
5,985	Cullen/Frost Bankers, Inc.	405,783
37,306	Duke Realty Corp. (REIT)	796,856
15,672	East West Bancorp, Inc.	626,096
12,912	Eaton Vance Corp.	543,595
8,384	Equity One, Inc. (REIT)	224,524
4,941	Everest Re Group Ltd.	876,682
12,068	Extra Space Storage, Inc. (REIT)	793,833
7,433	Federal Realty Investment Trust (REIT)	1,055,709
10,393	Federated Investors, Inc., Class B	342,242
11,709	First American Financial Corp.	410,166
25,686	First Horizon National Corp.	367,053
38,635	First Niagara Financial Group, Inc.	342,306
18,055	FirstMerit Corp.	327,698
20,229	Fulton Financial Corp.	244,771
8,906	Hancock Holding Co.	260,679
4,806	Hanover Insurance Group, Inc. (The)	337,573
10,572	HCC Insurance Holdings, Inc.	590,763
9,968	Highwoods Properties, Inc. (REIT)	454,640
6,260	Home Properties, Inc. (REIT)	417,980
16,366	Hospitality Properties Trust (REIT)	504,236
6,329	International Bancshares Corp.	156,706
16,042	Janus Capital Group, Inc.	264,372
4,894	Jones Lang LaSalle, Inc.	789,158
5,461	Kemper Corp.	200,965
9,160	Kilroy Realty Corp. (REIT)	677,565
8,755	Lamar Advertising Co., Class A (REIT)	508,666
12,187	LaSalle Hotel Properties (REIT)	474,318
16,220	Liberty Property Trust (REIT)	603,708
9,137	Mack-Cali Realty Corp. (REIT)	171,867
3,965	Mercury General Corp.	216,211
8,214	Mid-America Apartment Communities, Inc. (REIT)	595,269
12,228	MSCI, Inc.	686,113
14,401	National Retail Properties, Inc. (REIT)	579,496
48,323	New York Community Bancorp, Inc.	802,645
26,488	Old Republic International Corp.	401,558
14,943	Omega Healthcare Investors, Inc. (REIT)	598,617
10,573	PacWest Bancorp	484,613
4,432	Potlatch Corp. (REIT)	176,970
5,797	Primerica, Inc.	305,734
6,546	Prosperity Bancshares, Inc.	338,625
13,755	Raymond James Financial, Inc.	785,823
13,838	Rayonier, Inc. (REIT)	379,300
24,308	Realty Income Corp. (REIT)	1,216,858
10,177	Regency Centers Corp. (REIT)	667,917
7,502	Reinsurance Group of America, Inc.	670,004
4,204	RenaissanceRe Holdings Ltd.	431,036
14,237	SEI Investments Co.	612,760
25,201	Senior Housing Properties Trust (REIT)	563,242
5,495	Signature Bank/NY*	677,808
10,538	SL Green Realty Corp. (REIT)	1,337,588
46,192	SLM Corp.	437,438
4,585	StanCorp Financial Group, Inc.	303,344
7,201	Stifel Financial Corp.*	394,399
5,551	SVB Financial Group*	682,218
14,913	Synovus Financial Corp.	417,415
10,465	Tanger Factory Outlet Centers, Inc. (REIT)	370,984
6,911	Taubman Centers, Inc. (REIT)	499,942
18,252	TCF Financial Corp.	286,374
7,364	Trustmark Corp.	169,740
27,858	UDR, Inc. (REIT)	889,785
23,713	Umpqua Holdings Corp.	392,213
9,527	Urban Edge Properties (REIT)*	228,076
24,011	Valley National Bancorp	230,506
11,087	W. R. Berkley Corp.	553,352
9,131	Waddell & Reed Financial, Inc., Class A	451,619
10,720	Washington Federal, Inc.	226,406
9,850	Webster Financial Corp.	340,121
12,278	Weingarten Realty Investors (REIT)	444,709
20,103	WP GLIMCHER, Inc. (REIT)	348,385
		42,674,832
	Health Care — 8.1%

8,121	Akorn, Inc.*	436,991
7,887	Align Technology, Inc.*	452,319
18,502	Allscripts Healthcare Solutions, Inc.*	222,117
2,243	Bio-Rad Laboratories, Inc., Class A*	285,265
4,050	Bio-Techne Corp.	394,997
12,804	Centene Corp.*	786,934
5,124	Charles River Laboratories International, Inc.*	392,857
12,693	Community Health Systems, Inc.*	615,864
5,271	Cooper Cos., Inc. (The)	864,286
5,081	Halyard Health, Inc.*	233,929
8,503	Health Net, Inc.*	487,647
9,193	Henry Schein, Inc.*	1,287,480
6,283	Hill-Rom Holdings, Inc.	301,081
9,579	HMS Holdings Corp.*	168,016
26,462	Hologic, Inc.*	856,840
5,209	IDEXX Laboratories, Inc.*	816,927
4,943	LifePoint Hospitals, Inc.*	355,698
10,962	MEDNAX, Inc.*	783,454
3,118	Mettler-Toledo International, Inc.*	979,582
10,685	Omnicare, Inc.	819,967
6,890	Owens & Minor, Inc.	245,697
15,219	ResMed, Inc.	979,495
6,955	Salix Pharmaceuticals Ltd.*	1,093,326
6,049	Sirona Dental Systems, Inc.*	549,370
6,486	STERIS Corp.	418,477
4,522	Teleflex, Inc.	550,282
6,007	Thoratec Corp.*	244,605
5,185	United Therapeutics Corp.*	803,934
9,185	VCA, Inc.*	489,377
4,796	WellCare Health Plans, Inc.*	435,525
		17,352,339
	Industrials — 13.3%

8,211	A. O. Smith Corp.	517,539
4,739	Acuity Brands, Inc.	751,037
16,792	AECOM*	504,768
9,138	AGCO Corp.	454,524

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
14,363	Alaska Air Group, Inc.	$914,205
11,491	B/E Aerospace, Inc.*	730,138
7,003	Carlisle Cos., Inc.	651,769
5,469	CLARCOR, Inc.	359,915
5,959	Clean Harbors, Inc.*	331,857
6,327	Con-way, Inc.	279,464
12,411	Copart, Inc.*	464,420
3,675	Corporate Executive Board Co. (The)	287,422
5,409	Crane Co.	361,483
5,420	Deluxe Corp.	360,701
13,942	Donaldson Co., Inc.	516,412
3,489	Esterline Technologies Corp.*	411,179
20,386	Exelis, Inc.	493,341
17,221	Fortune Brands Home & Security, Inc.	797,677
4,478	FTI Consulting, Inc.*	165,104
4,821	GATX Corp.	300,107
5,590	Genesee & Wyoming, Inc., Class A*	576,329
6,490	Graco, Inc.	491,812
3,929	Granite Construction, Inc.	130,128
8,821	Harsco Corp.	145,458
6,492	Herman Miller, Inc.	201,057
4,847	HNI Corp.	247,197
5,929	Hubbell, Inc., Class B	674,720
5,271	Huntington Ingalls Industries, Inc.	744,950
8,669	IDEX Corp.	669,767
9,996	ITT Corp.	410,536
10,108	J.B. Hunt Transport Services, Inc.	864,234
26,762	JetBlue Airways Corp.*	460,039
15,842	KBR, Inc.	258,066
8,634	Kennametal, Inc.	302,190
6,234	Kirby Corp.*	480,517
5,746	KLX, Inc.*	229,495
4,887	Landstar System, Inc.	343,165
4,820	Lennox International, Inc.	502,533
8,482	Lincoln Electric Holdings, Inc.	585,597
8,637	ManpowerGroup, Inc.	694,933
3,437	MSA Safety, Inc.	173,843
5,512	MSC Industrial Direct Co., Inc., Class A	402,321
6,403	Nordson Corp.	492,583
11,692	NOW, Inc.*	248,455
7,428	Old Dominion Freight Line, Inc.*	580,275
6,471	Orbital ATK, Inc.	428,898
8,714	Oshkosh Corp.	425,156
21,815	R.R. Donnelley & Sons Co.	416,012
4,883	Regal-Beloit Corp.	380,581
6,992	Rollins, Inc.	234,512
4,482	SPX Corp.	399,481
3,996	Teledyne Technologies, Inc.*	402,917
11,837	Terex Corp.	324,452
8,129	Timken Co. (The)	345,320
7,638	Towers Watson & Co., Class A	1,004,397
16,988	Trinity Industries, Inc.	571,137
5,546	Triumph Group, Inc.	331,595
2,690	Valmont Industries, Inc.	335,309
10,505	Wabtec Corp.	996,819
13,545	Waste Connections, Inc.	636,209
2,981	Watsco, Inc.	349,492
4,861	Werner Enterprises, Inc.	155,892
6,376	Woodward, Inc.	309,555
		28,610,996
	Information Technology — 15.3%

11,416	3D Systems Corp.*	347,845
12,547	ACI Worldwide, Inc.*	249,058
8,405	Acxiom Corp.*	168,100
68,561	Advanced Micro Devices, Inc.*	213,225
4,853	Advent Software, Inc.	214,357
10,032	ANSYS, Inc.*	862,451
8,500	AOL, Inc.*	344,590
14,379	ARRIS Group, Inc.*	422,455
10,581	Arrow Electronics, Inc.*	655,599
45,564	Atmel Corp.*	380,004
14,964	Avnet, Inc.	685,501
4,672	Belden, Inc.	414,780
13,103	Broadridge Financial Solutions, Inc.	697,473
31,955	Cadence Design Systems, Inc.*	586,534
17,536	CDK Global, Inc.	821,211
11,629	Ciena Corp.*	243,279
9,505	Cognex Corp.*	424,778
4,699	CommVault Systems, Inc.*	226,821
10,956	Convergys Corp.	244,867
9,796	CoreLogic, Inc.*	326,599
12,179	Cree, Inc.*	478,147
16,192	Cypress Semiconductor Corp.*	238,832
7,053	Diebold, Inc.	251,792
3,203	DST Systems, Inc.	340,447
5,980	Equinix, Inc. (REIT)	1,340,566
4,240	FactSet Research Systems, Inc.	659,532
3,504	Fair Isaac Corp.	298,260
12,966	Fairchild Semiconductor International, Inc.*	226,127
4,533	FEI Co.	358,062
15,116	Fortinet, Inc.*	508,049
9,610	Gartner, Inc.*	798,687
7,381	Global Payments, Inc.	678,019
11,860	Informatica Corp.*	509,328
17,023	Ingram Micro, Inc., Class A*	420,638
16,229	Integrated Device Technology, Inc.*	334,966
4,057	InterDigital, Inc.	214,494
14,138	Intersil Corp., Class A	220,411
3,873	IPG Photonics Corp.*	371,421
4,260	Itron, Inc.*	155,405
21,116	Jabil Circuit, Inc.	463,918
8,923	Jack Henry & Associates, Inc.	584,456
25,314	JDS Uniphase Corp.*	348,574
18,285	Keysight Technologies, Inc.*	686,419
9,283	Knowles Corp.*	177,769
6,796	Leidos Holdings, Inc.	305,956
6,750	Lexmark International, Inc., Class A	287,955
10,681	Mentor Graphics Corp.	250,576
11,004	National Instruments Corp.	342,664
18,382	NCR Corp.*	540,615
5,987	NeuStar, Inc., Class A*	158,775
4,681	Plantronics, Inc.	236,110
14,895	Polycom, Inc.*	205,849
12,658	PTC, Inc.*	438,663
15,927	Qorvo, Inc.*	1,105,299
13,009	Rackspace Hosting, Inc.*	646,157
16,933	Riverbed Technology, Inc.*	354,577
10,344	Rovi Corp.*	257,359
4,418	Science Applications International Corp.	241,576
7,285	Semtech Corp.*	210,755

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4,300	Silicon Laboratories, Inc.*	$217,752
20,811	Skyworks Solutions, Inc.	1,826,165
7,184	SolarWinds, Inc.*	364,444
7,451	Solera Holdings, Inc.	415,319
27,512	SunEdison, Inc.*	609,116
17,014	Synopsys, Inc.*	789,620
4,181	Tech Data Corp.*	248,769
23,637	Teradyne, Inc.	456,667
28,273	Trimble Navigation Ltd.*	739,056
3,603	Tyler Technologies, Inc.*	430,090
3,093	Ultimate Software Group, Inc. (The)*	509,247
12,346	VeriFone Systems, Inc.*	434,456
14,804	Vishay Intertechnology, Inc.	210,809
4,235	WEX, Inc.*	453,103
5,557	Zebra Technologies Corp., Class A*	505,965
		32,987,310
	Materials — 6.4%

12,275	Albemarle Corp.	694,397
7,061	AptarGroup, Inc.	465,108
6,963	Ashland, Inc.	888,618
10,906	Bemis Co., Inc.	532,213
6,993	Cabot Corp.	315,524
5,816	Carpenter Technology Corp.	246,366
16,728	Cliffs Natural Resources, Inc.	114,419
12,904	Commercial Metals Co.	194,205
3,671	Compass Minerals International, Inc.	332,850
7,871	Cytec Industries, Inc.	413,464
7,039	Domtar Corp.	318,163
5,491	Eagle Materials, Inc.	431,043
3,697	Greif, Inc., Class A	162,668
15,527	Louisiana-Pacific Corp.*	261,319
3,769	Minerals Technologies, Inc.	276,004
1,163	NewMarket Corp.	547,889
8,536	Olin Corp.	239,349
10,738	Packaging Corp. of America	889,751
9,927	PolyOne Corp.	394,499
8,526	Reliance Steel & Aluminum Co.	486,067
15,291	Rock-Tenn Co., Class A	1,049,574
7,121	Royal Gold, Inc.	513,424
14,567	RPM International, Inc.	736,362
4,848	Scotts Miracle-Gro Co. (The), Class A	317,592
5,260	Sensient Technologies Corp.	334,589
4,760	Silgan Holdings, Inc.	273,272
11,054	Sonoco Products Co.	517,659
26,249	Steel Dynamics, Inc.	478,257
4,188	TimkenSteel Corp.	125,891
15,877	United States Steel Corp.	380,254
8,318	Valspar Corp. (The)	720,755
5,536	Worthington Industries, Inc.	149,472
		13,801,017
	Telecommunication Services — 0.1%

10,721	Telephone & Data Systems, Inc.	272,742

	Utilities — 3.8%

12,114	Alliant Energy Corp.	770,450
19,279	Aqua America, Inc.	509,737
10,960	Atmos Energy Corp.	581,318
4,880	Black Hills Corp.	248,050
6,588	Cleco Corp.	358,585
16,795	Great Plains Energy, Inc.	446,915
11,196	Hawaiian Electric Industries, Inc.	370,028
5,491	IDACORP, Inc.	343,847
21,187	MDU Resources Group, Inc.	472,470
9,190	National Fuel Gas Co.	591,928
21,754	OGE Energy Corp.	707,223
5,684	ONE Gas, Inc.	236,511
8,691	PNM Resources, Inc.	248,128
19,131	Questar Corp.	447,283
18,828	UGI Corp.	639,964
9,009	Vectren Corp.	402,252
14,272	Westar Energy, Inc.	554,467
5,423	WGL Holdings, Inc.	289,317
		8,218,473
	Total Common Stocks
	(Cost $181,453,118)	183,605,080

Principal Amount
	U.S. Government & Agency Securities (a) — 15.9%
	U.S. Treasury Bills
$15,000,000	0.00%, due 06/25/15	14,998,920
10,000,000	0.00%, due 07/02/15	9,999,070
9,183,000	0.00%, due 09/17/15	9,179,189
	Total U.S. Government & Agency Securities (Cost $34,174,148)	34,177,179

	Repurchase Agreements (a)(b) — 17.7%
38,131,496	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $38,131,596	38,131,496

	Total Repurchase Agreements (Cost $38,131,496)	38,131,496

	Total Investment Securities (Cost $253,758,762) — 118.8%	255,913,755
	Liabilities in excess of other assets — (18.8%)	(40,453,252)
	Net Assets — 100.0%	$215,460,503

*                      Non-income producing security.

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $113,093,936.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,907,512
Aggregate gross unrealized depreciation	(7,108,642)
Net unrealized appreciation	$1,798,870
Federal income tax cost of investments	$254,114,885

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of February 28, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	232	03/20/15	$34,899,760	$1,891,522

Cash collateral in the amount of $1,709,840 was pledged to cover margin requirements for open futures contracts as of February 28, 2015.

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$40,788,476	11/07/16	Bank of America, N.A.	0.32%	S&P MidCap 400® Index	$554,258
16,806,216	02/08/16	Citibank, N.A.	0.34%	S&P MidCap 400® Index	723,184
17,831,808	11/06/15	Credit Suisse International	0.37%	S&P MidCap 400® Index	(5,133,180)
32,507,883	11/06/15	Deutsche Bank AG	0.14%	SPDR® S&P MidCap 400® ETF Trust	(14,520,464)
57,992,948	11/06/15	Deutsche Bank AG	0.24%	S&P MidCap 400® Index	(33,790,213)
6,310,113	12/07/15	Goldman Sachs International	0.54%	S&P MidCap 400® Index	120,583
6,988,347	12/07/15	Goldman Sachs International	0.29%	SPDR® S&P MidCap 400® ETF Trust	409,088
19,851,240	11/06/15	Morgan Stanley & Co. International PLC	0.37%	S&P MidCap 400® Index	3,390,097
6,069,794	11/06/15	Societe Generale	0.55%	S&P MidCap 400® Index	3,812,165
7,193,475	11/07/16	UBS AG	0.47%	S&P MidCap 400® Index	377,095
$212,340,300					$(44,057,387)

(1)              Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 87.8%
	Consumer Discretionary — 12.2%

3,755	1-800-Flowers.com, Inc., Class A*	$46,862
1,550	2U, Inc.*	28,644
2,841	A.H. Belo Corp., Class A	24,688
11,882	Aeropostale, Inc.*	47,884
3,181	AMC Entertainment Holdings, Inc., Class A	109,363
10,222	American Axle & Manufacturing Holdings, Inc.*	254,732
29,375	American Eagle Outfitters, Inc.	439,744
2,641	American Public Education, Inc.*	85,568
1,175	America’s Car-Mart, Inc.*	62,516
7,075	Ann, Inc.*	254,063
1,949	Arctic Cat, Inc.	71,061
4,632	Asbury Automotive Group, Inc.*	364,399
2,097	Ascent Capital Group, Inc., Class A*	92,205
6,198	Barnes & Noble, Inc.*	154,330
4,038	Beazer Homes USA, Inc.*	68,808
4,738	bebe stores, inc.	17,436
14,595	Belmond Ltd., Class A*	178,497
2,788	Big 5 Sporting Goods Corp.	35,631
261	Biglari Holdings, Inc.*	113,590
3,281	BJ’s Restaurants, Inc.*	171,334
3,436	Black Diamond, Inc.*	24,911
11,663	Bloomin’ Brands, Inc.*	300,439
1,830	Blue Nile, Inc.*	54,863
3,730	Bob Evans Farms, Inc.	218,503
2,207	Bon-Ton Stores, Inc. (The)	12,249
873	Boot Barn Holdings, Inc.*	21,485
11,716	Boyd Gaming Corp.*	161,798
2,895	Bravo Brio Restaurant Group, Inc.*	37,722
2,495	Bridgepoint Education, Inc.*	25,249
4,637	Bright Horizons Family Solutions, Inc.*	235,096
6,597	Brown Shoe Co., Inc.	197,910
14,010	Brunswick Corp.	759,902
4,260	Buckle, Inc. (The)	214,278
2,856	Buffalo Wild Wings, Inc.*	545,839
1,863	Build-A-Bear Workshop, Inc.*	40,371
4,330	Burlington Stores, Inc.*	240,618
6,906	Caesars Acquisition Co., Class A*	51,035
7,747	Caesars Entertainment Corp.*	82,118
11,714	Callaway Golf Co.	105,309
1,651	Capella Education Co.	107,018
10,157	Career Education Corp.*	54,238
3,656	Carmike Cinemas, Inc.*	114,250
2,423	Carriage Services, Inc.	55,705
5,320	Carrols Restaurant Group, Inc.*	41,762
4,142	Cato Corp. (The), Class A	183,656
1,336	Cavco Industries, Inc.*	95,738
10,661	Central European Media Enterprises Ltd., Class A*	30,171
604	Century Communities, Inc.*	11,204
7,546	Cheesecake Factory, Inc. (The)	358,586
11,130	Chegg, Inc.*	90,376
3,331	Children’s Place, Inc. (The)	189,834
5,504	Christopher & Banks Corp.*	27,520
2,029	Churchill Downs, Inc.	222,865
2,483	Chuy’s Holdings, Inc.*	55,793
11,562	Cinedigm Corp., Class A*	17,921
2,354	Citi Trends, Inc.*	62,734
3,309	ClubCorp Holdings, Inc.	58,900
1,042	Collectors Universe, Inc.	23,726
4,150	Columbia Sportswear Co.	231,943
4,184	Conn’s, Inc.*	108,156
2,600	Container Store Group, Inc. (The)*	47,892
8,780	Cooper Tire & Rubber Co.	334,167
2,068	Cooper-Standard Holding, Inc.*	112,106
3,480	Core-Mark Holding Co., Inc.	244,714
2,883	Cracker Barrel Old Country Store, Inc.	435,419
12,465	Crocs, Inc.*	138,985
5,240	Crown Media Holdings, Inc., Class A*	17,973
1,404	CSS Industries, Inc.	40,576
1,323	Culp, Inc.	28,762
21,831	Cumulus Media, Inc., Class A*	87,106
163	Daily Journal Corp.*	31,624
25,596	Dana Holding Corp.	559,273
1,022	Dave & Buster’s Entertainment, Inc.*	31,886
3,570	Del Frisco’s Restaurant Group, Inc.*	71,721
13,158	Denny’s Corp.*	151,449
2,071	Destination Maternity Corp.	33,923
5,285	Destination XL Group, Inc.*	24,945
2,246	Dex Media, Inc.*	15,160
5,345	Diamond Resorts International, Inc.*	185,204
2,515	DineEquity, Inc.	272,953
2,262	Dixie Group, Inc. (The)*	19,951
4,083	Dorman Products, Inc.*	180,101
3,570	Drew Industries, Inc.*	210,594
4,716	E.W. Scripps Co. (The), Class A*	108,751
1,241	El Pollo Loco Holdings, Inc.*	30,516
2,279	Empire Resorts, Inc.*	12,238
3,731	Entercom Communications Corp., Class A*	42,459
8,737	Entravision Communications Corp., Class A	59,936
3,361	Eros International PLC*	57,036
1,497	Escalade, Inc.	23,204
3,814	Ethan Allen Interiors, Inc.	102,330
6,452	EVINE Live, Inc.*	40,841
12,730	Express, Inc.*	175,929
707	Famous Dave’s of America, Inc.*	21,719
4,355	Federal-Mogul Holdings Corp.*	56,920
4,047	Fiesta Restaurant Group, Inc.*	263,095
7,291	Finish Line, Inc. (The), Class A	178,484
8,200	Five Below, Inc.*	260,227
739	Flexsteel Industries, Inc.	22,059
1,688	Fox Factory Holding Corp.*	25,151
6,378	Francesca’s Holdings Corp.*	95,606
5,569	Fred’s, Inc., Class A	104,029
2,861	FTD Cos., Inc.*	99,563
2,140	Fuel Systems Solutions, Inc.*	23,198
2,900	G-III Apparel Group Ltd.*	305,167
2,266	Gaiam, Inc., Class A*	14,480
3,624	Genesco, Inc.*	266,110
5,330	Gentherm, Inc.*	247,579
6,104	Global Eagle Entertainment, Inc.*	81,183
2,300	Global Sources Ltd.*	12,650
7,048	Grand Canyon Education, Inc.*	323,221
7,487	Gray Television, Inc.*	81,908
3,658	Group 1 Automotive, Inc.	297,542
9,286	Guess?, Inc.	168,169
869	Habit Restaurants, Inc. (The), Class A*	28,538
7,439	Harte-Hanks, Inc.	57,652
3,044	Haverty Furniture Cos., Inc.	70,164
4,321	Helen of Troy Ltd.*	331,075
1,263	Hemisphere Media Group, Inc.*	15,889
1,818	hhgregg, Inc.*	11,635
3,913	Hibbett Sports, Inc.*	191,385

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
16,470	Houghton Mifflin Harcourt Co.*	$325,777
17,641	Hovnanian Enterprises, Inc., Class A*	65,977
5,015	HSN, Inc.	338,864
7,270	Iconix Brand Group, Inc.*	245,508
1,147	Ignite Restaurant Group, Inc.*	8,178
1,294	Installed Building Products, Inc.*	22,567
4,206	International Speedway Corp., Class A	130,512
6,001	Interval Leisure Group, Inc.	162,027
2,031	Intrawest Resorts Holdings, Inc.*	19,173
4,454	iRobot Corp.*	146,314
3,273	Isle of Capri Casinos, Inc.*	40,814
3,531	ITT Educational Services, Inc.*	26,129
6,050	Jack in the Box, Inc.	584,975
2,819	JAKKS Pacific, Inc.*	18,775
2,598	Jamba, Inc.*	39,334
755	Johnson Outdoors, Inc., Class A	25,323
6,773	Journal Communications, Inc., Class A*	80,463
5,196	K12, Inc.*	87,968
12,653	KB Home	176,509
2,210	Kirkland’s, Inc.*	52,532
9,844	Krispy Kreme Doughnuts, Inc.*	214,796
6,691	La Quinta Holdings, Inc.*	148,607
2,490	Lands’ End, Inc.*	91,308
7,908	La-Z-Boy, Inc.	197,305
9,866	LeapFrog Enterprises, Inc.*	25,356
8,098	Lee Enterprises, Inc.*	24,375
2,160	LGI Homes, Inc.*	30,586
3,245	Libbey, Inc.	123,407
576	Liberty Tax, Inc.*	16,370
6,175	Life Time Fitness, Inc.*	356,915
12,161	LifeLock, Inc.*	170,011
1,575	Lifetime Brands, Inc.	25,216
3,449	Lithia Motors, Inc., Class A	325,793
1,980	Loral Space & Communications, Inc.*	140,837
4,144	Lumber Liquidators Holdings, Inc.*	214,908
3,697	M/I Homes, Inc.*	80,484
1,264	Malibu Boats, Inc., Class A*	25,596
2,716	Marcus Corp. (The)	52,935
1,602	Marine Products Corp.	13,072
3,746	MarineMax, Inc.*	94,961
4,053	Marriott Vacations Worldwide Corp.	308,271
4,517	Martha Stewart Living Omnimedia, Inc., Class A*	21,365
2,264	Mattress Firm Holding Corp.*	137,900
9,230	McClatchy Co. (The), Class A*	21,414
5,899	MDC Holdings, Inc.	160,335
6,417	MDC Partners, Inc., Class A	166,970
12,038	Media General, Inc.*	179,487
7,246	Men’s Wearhouse, Inc. (The)	363,677
5,427	Meredith Corp.	291,104
5,910	Meritage Homes Corp.*	263,054
7,201	Modine Manufacturing Co.*	93,325
1,437	Monarch Casino & Resort, Inc.*	26,153
4,761	Monro Muffler Brake, Inc.	301,086
4,412	Morgans Hotel Group Co.*	34,237
2,697	Motorcar Parts of America, Inc.*	70,796
2,771	Movado Group, Inc.	71,187
687	NACCO Industries, Inc., Class A	38,369
475	Nathan’s Famous, Inc.*	38,836
9,192	National CineMedia, Inc.	140,086
4,712	Nautilus, Inc.*	71,905
1,267	New Home Co., Inc. (The)*	18,397
6,719	New Media Investment Group, Inc.	165,959
4,427	New York & Co., Inc.*	9,916
20,905	New York Times Co. (The), Class A	292,461
4,627	Nexstar Broadcasting Group, Inc., Class A	252,310
1,636	Noodles & Co.*	29,824
4,349	Nutrisystem, Inc.	74,846
80,798	Office Depot, Inc.*	757,077
7,796	Orbitz Worldwide, Inc.*	90,278
2,858	Outerwall, Inc.	184,398
1,754	Overstock.com, Inc.*	39,851
2,197	Oxford Industries, Inc.	120,901
7,503	Pacific Sunwear of California, Inc.*	20,933
4,626	Papa John’s International, Inc.	286,072
881	Papa Murphy’s Holdings, Inc.*	11,770
11,875	Penn National Gaming, Inc.*	193,444
8,044	Pep Boys-Manny Moe & Jack (The)*	71,431
1,836	Perry Ellis International, Inc.*	43,330
3,050	PetMed Express, Inc.	46,940
14,284	Pier 1 Imports, Inc.	172,265
9,004	Pinnacle Entertainment, Inc.*	231,763
6,817	Pool Corp.	471,532
3,573	Popeyes Louisiana Kitchen, Inc.*	214,416
2,257	Potbelly Corp.*	30,334
20,522	Quiksilver, Inc.*	43,096
3,492	Radio One, Inc., Class D*	9,114
1,998	ReachLocal, Inc.*	5,974
2,611	Reading International, Inc., Class A*	33,891
2,159	Red Robin Gourmet Burgers, Inc.*	180,212
6,595	Regis Corp.*	105,784
4,651	Remy International, Inc.	106,368
7,977	Rent-A-Center, Inc.	220,165
1,500	Rentrak Corp.*	82,125
4,711	Restoration Hardware Holdings, Inc.*	415,039
9,284	Ruby Tuesday, Inc.*	61,089
5,444	Ruth’s Hospitality Group, Inc.	83,075
7,089	Ryland Group, Inc. (The)	322,550
547	Saga Communications, Inc., Class A	21,869
1,647	Salem Media Group, Inc.	12,204
4,009	Scholastic Corp.	148,373
7,659	Scientific Games Corp., Class A*	103,473
1,753	Sears Hometown and Outlet Stores, Inc.*	23,297
8,200	Select Comfort Corp.*	263,220
2,550	Sequential Brands Group, Inc.*	25,832
6,676	SFX Entertainment, Inc.*	31,778
1,254	Shiloh Industries, Inc.*	15,562
2,286	Shoe Carnival, Inc.	56,086
5,821	Shutterfly, Inc.*	279,466
10,376	Sinclair Broadcast Group, Inc., Class A	284,925
3,329	Sizmek, Inc.*	26,299
5,907	Skechers U.S.A., Inc., Class A*	402,503
3,012	Skullcandy, Inc.*	31,355
8,302	Smith & Wesson Holding Corp.*	112,326
6,023	Sonic Automotive, Inc., Class A	148,949
8,212	Sonic Corp.	261,059
9,206	Sotheby’s	404,604
5,208	Spartan Motors, Inc.	25,936
1,759	Speedway Motorsports, Inc.	41,723
1,471	Sportsman’s Warehouse Holdings, Inc.*	10,827
4,789	Stage Stores, Inc.	102,580
2,992	Standard Motor Products, Inc.	125,425

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
21,874	Standard Pacific Corp.*	$191,179
4,194	Stein Mart, Inc.	68,949
2,050	Steiner Leisure Ltd.*	94,546
8,806	Steven Madden Ltd.*	321,507
4,268	Stoneridge, Inc.*	49,295
524	Strattec Security Corp.	35,637
1,638	Strayer Education, Inc.*	99,705
2,931	Sturm Ruger & Co., Inc.	152,295
3,568	Superior Industries International, Inc.	69,291
1,710	Systemax, Inc.*	20,571
9,199	Tenneco, Inc.*	535,750
10,533	Texas Roadhouse, Inc.	396,462
4,238	Tile Shop Holdings, Inc.*	46,788
1,601	Tilly’s, Inc., Class A*	20,109
16,660	Time, Inc.	394,842
3,113	Tower International, Inc.*	84,269
1,348	Townsquare Media, Inc., Class A*	17,834
4,533	Travelport Worldwide Ltd.	72,256
22,145	TRI Pointe Homes, Inc.*	351,663
6,568	Tuesday Morning Corp.*	124,661
7,653	Tumi Holdings, Inc.*	179,004
1,060	Turtle Beach Corp.*	2,502
1,182	UCP, Inc., Class A*	10,756
2,215	Unifi, Inc.*	71,589
2,404	Universal Electronics, Inc.*	135,850
3,276	Universal Technical Institute, Inc.	32,236
5,461	Vail Resorts, Inc.	479,530
3,295	Vera Bradley, Inc.*	65,867
1,688	Vince Holding Corp.*	38,368
4,651	Vitamin Shoppe, Inc.*	197,202
2,942	VOXX International Corp.*	25,301
1,911	Wayfair, Inc., Class A*	44,622
1,772	WCI Communities, Inc.*	42,386
4,183	Weight Watchers International, Inc.*	47,393
2,643	West Marine, Inc.*	29,734
997	Weyco Group, Inc.	26,859
2,651	William Lyon Homes, Class A*	60,151
356	Winmark Corp.	29,228
4,116	Winnebago Industries, Inc.	95,532
15,325	Wolverine World Wide, Inc.	468,332
4,493	World Wrestling Entertainment, Inc., Class A	73,865
881	Zoe’s Kitchen, Inc.*	30,227
3,134	Zumiez, Inc.*	121,662
		37,361,788
	Consumer Staples — 2.8%

6,809	22nd Century Group, Inc.*	5,564
439	Alico, Inc.	20,049
13,319	Alliance One International, Inc.*	12,653
4,261	Andersons, Inc. (The)	188,635
8,106	B&G Foods, Inc.	232,237
1,259	Boston Beer Co., Inc. (The), Class A*	336,908
9,201	Boulder Brands, Inc.*	94,862
2,175	Calavo Growers, Inc.	91,241
4,689	Cal-Maine Foods, Inc.	176,447
5,815	Casey’s General Stores, Inc.	510,266
6,526	Central Garden and Pet Co., Class A*	63,172
2,717	Chefs’ Warehouse, Inc. (The)*	55,046
704	Coca-Cola Bottling Co. Consolidated	73,491
1,661	Craft Brew Alliance, Inc.*	20,763
24,867	Darling Ingredients, Inc.*	433,183
14,123	Dean Foods Co.	227,663
3,290	Diamond Foods, Inc.*	88,666
2,317	Diplomat Pharmacy, Inc.*	69,510
3,912	Elizabeth Arden, Inc.*	65,526
2,796	Fairway Group Holdings Corp.*	15,574
1,129	Farmer Bros Co.*	27,356
3,288	Female Health Co. (The)	11,409
5,458	Fresh Del Monte Produce, Inc.	192,176
6,470	Fresh Market, Inc. (The)*	246,248
1,810	Freshpet, Inc.*	33,358
12,563	Harbinger Group, Inc.*	154,776
1,780	Ingles Markets, Inc., Class A	76,967
2,513	Inter Parfums, Inc.	71,445
2,312	Inventure Foods, Inc.*	23,328
2,251	J&J Snack Foods Corp.	227,779
1,250	John B. Sanfilippo & Son, Inc.	46,313
2,796	Lancaster Colony Corp.	255,554
4,046	Landec Corp.*	56,482
4,759	Liberator Medical Holdings, Inc.	18,227
708	Lifeway Foods, Inc.*	13,261
1,692	Limoneira Co.	35,363
1,822	Medifast, Inc.*	57,648
1,724	National Beverage Corp.*	38,635
1,350	Natural Grocers by Vitamin Cottage, Inc.*	39,758
1,643	Nature’s Sunshine Products, Inc.	21,441
1,308	Nutraceutical International Corp.*	21,425
738	Oil-Dri Corp. of America	22,413
3,158	Omega Protein Corp.*	33,727
1,220	Orchids Paper Products Co.	34,380
3,544	Pantry, Inc. (The)*	130,065
7,909	Post Holdings, Inc.*	391,337
2,828	PriceSmart, Inc.	224,656
1,716	Revlon, Inc., Class A*	57,932
5,932	Roundy’s, Inc.*	24,143
3,486	Sanderson Farms, Inc.	297,042
43	Seaboard Corp.*	172,430
1,234	Seneca Foods Corp., Class A*	33,367
2,032	Smart & Final Stores, Inc.*	30,602
7,193	Snyder’s-Lance, Inc.	221,904
5,699	SpartanNash Co.	151,309
30,631	SUPERVALU, Inc.*	302,634
2,614	Synutra International, Inc.*	14,821
2,842	Tootsie Roll Industries, Inc.	93,729
6,356	TreeHouse Foods, Inc.*	531,107
7,498	United Natural Foods, Inc.*	622,634
3,509	Universal Corp.	168,116
861	USANA Health Sciences, Inc.*	86,109
11,405	Vector Group Ltd.	262,885
1,019	Village Super Market, Inc., Class A	28,155
2,263	WD-40 Co.	183,756
1,664	Weis Markets, Inc.	78,491
		8,648,149
	Energy — 3.0%

13,964	Abraxas Petroleum Corp.*	42,590
322	Adams Resources & Energy, Inc.	21,535
3,956	Alon USA Energy, Inc.	55,147
33,445	Alpha Natural Resources, Inc.*	42,475
4,596	American Eagle Energy Corp.*	2,803
4,090	Amyris, Inc.*	11,043
5,949	Approach Resources, Inc.*	45,986
32,075	Arch Coal, Inc.*	42,018
2,727	Ardmore Shipping Corp.	28,824
851	Aspen Aerogels, Inc.*	6,748
4,804	Basic Energy Services, Inc.*	35,742
7,509	Bill Barrett Corp.*	75,390
5,949	Bonanza Creek Energy, Inc.*	160,326
17,920	BPZ Resources, Inc.*	4,285
5,377	Bristow Group, Inc.	333,051
6,957	C&J Energy Services, Inc.*	94,824
8,354	Callon Petroleum Co.*	61,151

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,982	CARBO Ceramics, Inc.	$108,664
6,873	Carrizo Oil & Gas, Inc.*	327,086
5,069	CHC Group Ltd.*	12,470
890	Clayton Williams Energy, Inc.*	43,663
10,603	Clean Energy Fuels Corp.*	63,724
9,206	Cloud Peak Energy, Inc.*	76,318
7,228	Comstock Resources, Inc.	37,586
2,630	Contango Oil & Gas Co.*	61,884
3	Dawson Geophysical Co.*	16
8,968	Delek U.S. Holdings, Inc.	334,327
13,978	DHT Holdings, Inc.	96,448
6,672	Diamondback Energy, Inc.*	475,113
1,106	Dorian LPG Ltd.*	13,582
4,578	Eclipse Resources Corp.*	32,824
11,798	Emerald Oil, Inc.*	13,096
14,164	Energy XXI Ltd.	67,279
3,074	Era Group, Inc.*	67,812
2,965	Evolution Petroleum Corp.	20,221
22,942	EXCO Resources, Inc.	48,178
8,850	Exterran Holdings, Inc.	287,360
3,777	FMSA Holdings, Inc.*	25,457
9,004	Forum Energy Technologies, Inc.*	175,848
10,020	Frontline Ltd.*	25,150
8,146	FX Energy, Inc.*	15,966
6,363	GasLog Ltd.	125,924
10,603	Gastar Exploration, Inc.*	31,809
1,985	Geospace Technologies Corp.*	36,981
1,841	Glori Energy, Inc.*	5,615
5,257	Goodrich Petroleum Corp.*	23,551
5,652	Green Plains, Inc.	131,409
2,191	Gulf Island Fabrication, Inc.	35,122
3,796	GulfMark Offshore, Inc., Class A	62,406
39,399	Halcon Resources Corp.*	75,646
1,567	Hallador Energy Co.	19,650
6,360	Harvest Natural Resources, Inc.*	3,657
15,947	Helix Energy Solutions Group, Inc.*	246,222
24,273	Hercules Offshore, Inc.*	10,923
5,478	Hornbeck Offshore Services, Inc.*	114,271
1,556	Independence Contract Drilling, Inc.*	8,885
19,522	ION Geophysical Corp.*	44,510
135	Isramco, Inc.*	16,605
2,105	Jones Energy, Inc., Class A*	17,977
19,847	Key Energy Services, Inc.*	40,686
30,032	Magnum Hunter Resources Corp.*	79,285
11,076	Matador Resources Co.*	239,906
3,991	Matrix Service Co.*	74,233
35,892	McDermott International, Inc.*	89,730
5,618	Midstates Petroleum Co., Inc.*	6,011
4,535	Miller Energy Resources, Inc.*	7,664
1,916	Mitcham Industries, Inc.*	12,090
1,883	Natural Gas Services Group, Inc.*	36,304
12,424	Navios Maritime Acquisition Corp.	43,608
12,821	Newpark Resources, Inc.*	121,415
2,756	Nordic American Offshore Ltd.	25,851
13,475	Nordic American Tankers Ltd.	137,849
10,800	North Atlantic Drilling Ltd.	17,388
9,223	Northern Oil and Gas, Inc.*	79,502
2,281	Nuverra Environmental Solutions, Inc.*	8,531
3,612	Pacific Ethanol, Inc.*	33,158
2,114	Panhandle Oil and Gas, Inc., Class A	42,724
18,303	Parker Drilling Co.*	56,556
8,036	Parsley Energy, Inc., Class A*	119,656
5,408	PDC Energy, Inc.*	279,485
9,911	Penn Virginia Corp.*	65,809
8,834	PetroQuest Energy, Inc.*	25,795
1,903	PHI, Inc. (Non-Voting)*	61,315
9,481	Pioneer Energy Services Corp.*	50,439
2,213	Profire Energy, Inc.*	4,669
5,218	Renewable Energy Group, Inc.*	46,545
11,774	Resolute Energy Corp.*	12,480
949	REX American Resources Corp.*	51,588
7,264	Rex Energy Corp.*	35,594
1,806	RigNet, Inc.*	57,106
3,052	Ring Energy, Inc.*	28,994
9,283	Rosetta Resources, Inc.*	164,588
3,529	RSP Permian, Inc.*	95,848
7,696	Sanchez Energy Corp.*	103,126
24,717	Scorpio Tankers, Inc.	214,049
2,807	SEACOR Holdings, Inc.*	203,536
6,439	SemGroup Corp., Class A	497,799
8,931	Ship Finance International Ltd.	142,985
11,480	Solazyme, Inc.*	30,652
8,486	Stone Energy Corp.*	143,753
6,619	Swift Energy Co.*	20,718
12,253	Synergy Resources Corp.*	146,423
12,137	Teekay Tankers Ltd., Class A	71,002
5,243	Tesco Corp.	55,733
11,926	TETRA Technologies, Inc.*	71,198
3,420	TransAtlantic Petroleum Ltd.*	16,382
10,165	Triangle Petroleum Corp.*	50,418
7,529	VAALCO Energy, Inc.*	36,440
31,053	Vantage Drilling Co.*	11,490
1,981	Vertex Energy, Inc.*	6,874
5,279	W&T Offshore, Inc.	31,516
11,127	Warren Resources, Inc.*	13,464
8,038	Western Refining, Inc.	378,590
2,267	Westmoreland Coal Co.*	63,929
6,046	Willbros Group, Inc.*	38,332
		9,105,984
	Financials — 20.8%

2,266	1st Source Corp.	69,951
10,291	Acadia Realty Trust (REIT)	351,541
6,219	Actua Corp.*	104,230
4,289	AG Mortgage Investment Trust, Inc. (REIT)	80,676
2,651	Agree Realty Corp. (REIT)	87,032
7,363	Alexander & Baldwin, Inc.	297,686
318	Alexander’s, Inc. (REIT)	140,050
213	Altisource Asset Management Corp.*	37,712
2,008	Altisource Portfolio Solutions S.A.*	40,441
8,630	Altisource Residential Corp. (REIT)	178,210
6,800	Ambac Financial Group, Inc.*	169,252
5,416	American Assets Trust, Inc. (REIT)	222,164
7,727	American Capital Mortgage Investment Corp. (REIT)	142,563
11,231	American Equity Investment Life Holding Co.	319,971
1,310	American National Bankshares, Inc.	29,593
4,861	American Residential Properties, Inc. (REIT)*	84,290
3,801	Ameris Bancorp	99,472
2,822	AMERISAFE, Inc.	117,226
1,245	Ames National Corp.	30,702
4,539	AmTrust Financial Services, Inc.	244,652
997	Anchor BanCorp Wisconsin, Inc.*	34,835
17,115	Anworth Mortgage Asset Corp. (REIT)	89,511

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
6,971	Apollo Commercial Real Estate Finance, Inc. (REIT)	$119,134
4,843	Apollo Residential Mortgage, Inc. (REIT)	76,762
4,320	Ares Commercial Real Estate Corp. (REIT)	51,840
4,355	Argo Group International Holdings Ltd.	208,638
3,365	Arlington Asset Investment Corp., Class A	84,091
3,780	Armada Hoffler Properties, Inc. (REIT)	40,824
53,958	ARMOUR Residential REIT, Inc. (REIT)	171,586
1,652	Arrow Financial Corp.	44,108
3,835	Ashford Hospitality Prime, Inc. (REIT)	62,395
11,979	Ashford Hospitality Trust, Inc. (REIT)	127,576
122	Ashford, Inc.*	16,837
8,698	Associated Estates Realty Corp. (REIT)	208,317
13,086	Astoria Financial Corp.	171,688
1,739	Atlas Financial Holdings, Inc.*	31,267
1,707	AV Homes, Inc.*	25,844
2,971	Aviv REIT, Inc. (REIT)	106,897
1,403	Baldwin & Lyons, Inc., Class B	32,592
5,008	Banc of California, Inc.	54,687
1,075	BancFirst Corp.	63,834
4,489	Banco Latinoamericano de Comercio Exterior S.A., Class E	141,179
4,997	Bancorp, Inc. (The)*	46,672
14,510	BancorpSouth, Inc.	324,879
7,034	Bank Mutual Corp.	50,434
949	Bank of Kentucky Financial Corp. (The)	45,097
893	Bank of Marin Bancorp	44,802
12,852	Bank of the Ozarks, Inc.	470,383
2,814	BankFinancial Corp.	33,543
2,958	Banner Corp.	129,146
12,011	BBCN Bancorp, Inc.	165,151
1,203	BBX Capital Corp., Class A*	17,203
4,874	Beneficial Bancorp, Inc.*	55,174
3,794	Berkshire Hills Bancorp, Inc.	101,224
26,328	BGC Partners, Inc., Class A	239,058
2	BlackRock Kelso Capital Corp.	18
4,301	Blue Hills Bancorp, Inc.*	55,354
3,015	BNC Bancorp	48,903
2,278	BofI Holding, Inc.*	201,375
12,089	Boston Private Financial Holdings, Inc.	151,717
1,757	Bridge Bancorp, Inc.	43,626
1,483	Bridge Capital Holdings*	31,885
10,668	Brookline Bancorp, Inc.	103,266
2,067	Bryn Mawr Bank Corp.	61,886
492	C1 Financial, Inc.*	8,187
2,579	Calamos Asset Management, Inc., Class A	32,934
1,121	Camden National Corp.	42,710
9,778	Campus Crest Communities, Inc. (REIT)	76,171
3,462	Capital Bank Financial Corp., Class A*	91,916
1,608	Capital City Bank Group, Inc.	24,876
21,625	Capitol Federal Financial, Inc.	268,366
14,470	Capstead Mortgage Corp. (REIT)	173,206
4,829	Cardinal Financial Corp.	94,504
4,209	CareTrust REIT, Inc. (REIT)	53,496
4,689	Cascade Bancorp*	22,695
4,250	Cash America International, Inc.	91,715
2,879	CatchMark Timber Trust, Inc., Class A (REIT)	34,922
12,030	Cathay General Bancorp	310,735
12,839	Cedar Realty Trust, Inc. (REIT)	96,036
5,370	CenterState Banks, Inc.	62,990
2,587	Central Pacific Financial Corp.	59,346
526	Century Bancorp, Inc./MA, Class A	20,377
35,811	Chambers Street Properties (REIT)	293,292
2,572	Charter Financial Corp./MD	29,732
5,780	Chatham Lodging Trust (REIT)	167,736
4,950	Chemical Financial Corp.	149,391
8,292	Chesapeake Lodging Trust (REIT)	294,864
907	CIFC Corp.	7,193
1,878	Citizens & Northern Corp.	36,152
6,645	Citizens, Inc./TX*	48,641
2,372	City Holding Co.	109,468
4,001	Clifton Bancorp, Inc.	53,053
2,186	CNB Financial Corp./PA	36,965
30,985	CNO Financial Group, Inc.	503,816
5,416	CoBiz Financial, Inc.	61,147
2,927	Cohen & Steers, Inc.	121,968
16,222	Colony Financial, Inc. (REIT)	408,957
8,679	Columbia Banking System, Inc.	244,574
6,147	Community Bank System, Inc.	218,341
2,361	Community Trust Bancorp, Inc.	77,063
1,747	CommunityOne Bancorp*	17,557
3,417	ConnectOne Bancorp, Inc.	62,394
647	Consolidated-Tomoka Land Co.	38,063
3,174	Consumer Portfolio Services, Inc.*	22,091
7,041	CorEnergy Infrastructure Trust, Inc. (REIT)	47,316
3,173	CoreSite Realty Corp. (REIT)	150,527
33,248	Cousins Properties, Inc. (REIT)	356,751
17,435	Cowen Group, Inc., Class A*	92,231
4,226	Crawford & Co., Class B	38,414
974	Credit Acceptance Corp.*	178,534
1,508	CU Bancorp*	31,140
24,486	CubeSmart (REIT)	568,075
3,860	Customers Bancorp, Inc.*	85,460
16,001	CVB Financial Corp.	250,416
4,969	CyrusOne, Inc. (REIT)	147,679
24,483	CYS Investments, Inc. (REIT)	222,550
12,429	DCT Industrial Trust, Inc. (REIT)	448,438
429	Diamond Hill Investment Group, Inc.	60,369
29,566	DiamondRock Hospitality Co. (REIT)	428,116
4,952	Dime Community Bancshares, Inc.	77,053
1,229	Donegal Group, Inc., Class A	18,841
9,635	DuPont Fabros Technology, Inc. (REIT)	301,672
8,265	Dynex Capital, Inc. (REIT)	68,930
3,977	Eagle Bancorp, Inc.*	147,746
4,729	EastGroup Properties, Inc. (REIT)	297,927
7,027	Education Realty Trust, Inc. (REIT)	246,367
2,685	eHealth, Inc.*	24,434
762	EMC Insurance Group, Inc.	23,797
13,844	Empire State Realty Trust, Inc., Class A (REIT)	245,039
4,741	Employers Holdings, Inc.	111,840
3,884	Encore Capital Group, Inc.*	155,244
3,888	Enova International, Inc.*	89,774
1,289	Enstar Group Ltd.*	179,300
1,130	Enterprise Bancorp, Inc./MA	23,956

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,985	Enterprise Financial Services Corp.	$60,058
8,636	EPR Properties (REIT)	526,882
9,283	Equity One, Inc. (REIT)	248,599
6,730	Essent Group Ltd.*	156,271
13,768	EverBank Financial Corp.	247,549
4,998	Evercore Partners, Inc., Class A	256,048
9,233	Excel Trust, Inc. (REIT)	126,492
7,768	EZCORP, Inc., Class A*	81,098
1,460	FBL Financial Group, Inc., Class A	84,446
1,209	FBR & Co.*	29,318
1,245	FCB Financial Holdings, Inc., Class A*	31,623
1,575	Federal Agricultural Mortgage Corp., Class C	50,306
2,086	Federated National Holding Co.	60,348
18,764	FelCor Lodging Trust, Inc. (REIT)	202,088
1,701	Fidelity & Guaranty Life	35,177
2,502	Fidelity Southern Corp.	39,507
907	Fifth Street Asset Management, Inc.*	11,836
7,774	Financial Engines, Inc.	313,292
2,093	Financial Institutions, Inc.	47,134
16,143	First American Financial Corp.	565,489
1,449	First Bancorp, Inc./ME	24,053
15,750	First BanCorp./Puerto Rico*	103,793
2,976	First Bancorp/NC	52,318
10,954	First Busey Corp.	69,339
596	First Business Financial Services, Inc.	27,714
4,375	First Cash Financial Services, Inc.*	210,613
1,453	First Citizens BancShares, Inc., Class A	366,519
14,208	First Commonwealth Financial Corp.	120,484
2,474	First Community Bancshares, Inc./VA	39,782
2,441	First Connecticut Bancorp, Inc./CT	36,273
1,460	First Defiance Financial Corp.	46,735
8,720	First Financial Bancorp	151,990
9,676	First Financial Bankshares, Inc.	254,189
1,735	First Financial Corp./IN	58,383
2,080	First Financial Northwest, Inc.	24,981
16,641	First Industrial Realty Trust, Inc. (REIT)	354,121
2,735	First Interstate BancSystem, Inc., Class A	72,177
5,443	First Merchants Corp.	122,794
11,373	First Midwest Bancorp, Inc./IL	194,478
2,256	First NBC Bank Holding Co.*	73,816
1,824	First of Long Island Corp. (The)	44,761
8,878	First Potomac Realty Trust (REIT)	106,092
24,984	FirstMerit Corp.	453,460
3,064	Flagstar Bancorp, Inc.*	45,317
4,571	Flushing Financial Corp.	89,500
26,233	FNB Corp./PA	336,569
5,276	Forestar Group, Inc.*	75,869
1,833	Fox Chase Bancorp, Inc.	29,988
13,593	Franklin Street Properties Corp. (REIT)	171,680
1,007	FRP Holdings, Inc.*	30,724
6,883	FXCM, Inc., Class A	14,523
3,498	Gain Capital Holdings, Inc.	33,196
969	GAMCO Investors, Inc., Class A	73,160
10,968	Geo Group, Inc. (The) (REIT)	473,269
1,996	German American Bancorp, Inc.	57,305
3,865	Getty Realty Corp. (REIT)	69,725
11,558	GFI Group, Inc.	70,388
11,252	Glacier Bancorp, Inc.	273,311
3,076	Gladstone Commercial Corp. (REIT)	55,891
1,234	Global Indemnity PLC*	33,380
10,313	Government Properties Income Trust (REIT)	241,221
28,218	Gramercy Property Trust, Inc. (REIT)	198,937
1,565	Great Southern Bancorp, Inc.	58,562
2,780	Great Western Bancorp, Inc.	63,940
708	Green Bancorp, Inc.*	7,979
4,703	Green Dot Corp., Class A*	72,944
4,271	Greenhill & Co., Inc.	165,330
4,281	Greenlight Capital Re Ltd., Class A*	140,117
2,227	Guaranty Bancorp	33,917
2,140	Hallmark Financial Services, Inc.*	24,139
5,150	Hampton Roads Bankshares, Inc.*	8,395
12,433	Hancock Holding Co.	363,914
4,811	Hanmi Financial Corp.	94,921
3,985	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	66,271
14,583	Hatteras Financial Corp. (REIT)	267,598
1,362	HCI Group, Inc.	64,450
14,511	Healthcare Realty Trust, Inc. (REIT)	414,144
2,377	Heartland Financial USA, Inc.	72,998
6	Hercules Technology Growth Capital, Inc.	93
3,146	Heritage Commerce Corp.	26,363
4,561	Heritage Financial Corp./WA	73,523
1,043	Heritage Insurance Holdings, Inc.*	20,756
3,388	Heritage Oaks Bancorp	26,088
30,314	Hersha Hospitality Trust (REIT)	203,407
4,957	HFF, Inc., Class A	176,370
13,617	Highwoods Properties, Inc. (REIT)	621,071
11,343	Hilltop Holdings, Inc.*	210,980
8,180	Home BancShares, Inc./AR	258,897
10,730	Home Loan Servicing Solutions Ltd.	197,539
2,244	HomeStreet, Inc.*	38,821
3,151	HomeTrust Bancshares, Inc.*	49,723
6,154	Horace Mann Educators Corp.	198,343
1,390	Horizon Bancorp/IN	31,414
9,884	Hudson Pacific Properties, Inc. (REIT)	315,893
2,226	Hudson Valley Holding Corp.	57,854
4,748	Iberiabank Corp.	299,694
1,161	Independence Holding Co.	13,665
3,855	Independent Bank Corp./MA	161,216
3,464	Independent Bank Corp./MI	44,166
1,382	Independent Bank Group, Inc.	49,849
1,739	Infinity Property & Casualty Corp.	134,859
13,189	Inland Real Estate Corp. (REIT)	141,122
8,218	International Bancshares Corp.	203,478
2,332	INTL FCStone, Inc.*	63,500
18,598	Invesco Mortgage Capital, Inc. (REIT)	297,010
5,439	Investment Technology Group, Inc.*	122,486
54,123	Investors Bancorp, Inc.	621,332
16,922	Investors Real Estate Trust (REIT)	129,623
12,821	iStar Financial, Inc. (REIT)*	169,878
22,590	Janus Capital Group, Inc.	372,283
1,779	JG Wentworth Co., Class A*	18,413
574	Kansas City Life Insurance Co.	26,806

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
6,814	KCG Holdings, Inc., Class A*	$85,720
2,117	Kearny Financial Corp.*	28,114
6,582	Kemper Corp.	242,218
10,851	Kennedy-Wilson Holdings, Inc.	290,373
4,968	Kite Realty Group Trust (REIT)	140,694
2,302	Ladder Capital Corp. (REIT)*	42,357
15,079	Ladenburg Thalmann Financial Services, Inc.*	58,205
5,729	Lakeland Bancorp, Inc.	62,274
2,498	Lakeland Financial Corp.	97,522
16,873	LaSalle Hotel Properties (REIT)	656,697
6,036	LegacyTexas Financial Group, Inc.	138,828
966	LendingTree, Inc.*	51,237
31,070	Lexington Realty Trust (REIT)	336,488
5,261	LTC Properties, Inc. (REIT)	234,798
3,958	Macatawa Bank Corp.	21,373
13,396	Mack-Cali Realty Corp. (REIT)	251,979
7,555	Maiden Holdings Ltd.	108,112
3,086	MainSource Financial Group, Inc.	57,739
2,062	Manning & Napier, Inc.	24,785
1,210	Marcus & Millichap, Inc.*	44,685
5,699	MarketAxess Holdings, Inc.	453,583
1,264	Marlin Business Services Corp.	23,649
10,034	MB Financial, Inc.	312,960
7,569	Meadowbrook Insurance Group, Inc.	63,277
31,395	Medical Properties Trust, Inc. (REIT)	475,320
907	Medley Management, Inc., Class A	9,424
2,542	Mercantile Bank Corp.	48,323
778	Merchants Bancshares, Inc./VT	22,585
3,070	Meridian Bancorp, Inc.*	38,037
926	Meta Financial Group, Inc.	33,030
2,142	Metro Bancorp, Inc.	54,128
51,148	MGIC Investment Corp.*	466,981
1,259	MidSouth Bancorp, Inc.	17,953
1,055	MidWestOne Financial Group, Inc.	30,342
1,114	Moelis & Co., Class A	35,849
8,451	Monmouth Real Estate Investment Corp. (REIT)	95,243
5,525	Montpelier Re Holdings Ltd.	199,121
5,259	National Bank Holdings Corp., Class A	98,028
1,050	National Bankshares, Inc.	30,513
5,363	National General Holdings Corp.	99,752
5,664	National Health Investors, Inc. (REIT)	403,164
1,071	National Interstate Corp.	28,681
18,731	National Penn Bancshares, Inc.	200,984
337	National Western Life Insurance Co., Class A	84,715
1,583	Navigators Group, Inc. (The)*	118,266
6,601	NBT Bancorp, Inc.	158,490
3,145	Nelnet, Inc., Class A	146,620
21,302	New Residential Investment Corp. (REIT)	321,873
15,879	New York Mortgage Trust, Inc. (REIT)	125,444
24,505	New York REIT, Inc. (REIT)	254,607
5,080	NewBridge Bancorp*	42,164
4,037	NewStar Financial, Inc.*	40,289
1,561	Nicholas Financial, Inc.*	23,243
7,637	NMI Holdings, Inc., Class A*	55,750
7,653	Northfield Bancorp, Inc.	110,739
1,032	Northrim BanCorp, Inc.	24,407
14,301	Northwest Bancshares, Inc.	168,966
2,026	OceanFirst Financial Corp.	33,105
6,801	OFG Bancorp	118,677
1,266	Old Line Bancshares, Inc.	18,484
17,793	Old National Bancorp/IN	250,703
3,661	OM Asset Management PLC*	65,752
1,855	One Liberty Properties, Inc. (REIT)	43,926
3,425	OneBeacon Insurance Group Ltd., Class A	51,375
1,537	Oppenheimer Holdings, Inc., Class A	32,431
775	Opus Bank	22,576
6,913	Oritani Financial Corp.	98,925
1,627	Owens Realty Mortgage, Inc. (REIT)	20,338
2,717	Pacific Continental Corp.	36,924
2,603	Pacific Premier Bancorp, Inc.*	41,075
676	Palmetto Bancshares, Inc.	11,249
1,934	Park National Corp.	164,622
6,748	Park Sterling Corp.	45,886
11,892	Parkway Properties, Inc./MD (REIT)	209,418
2,290	Peapack Gladstone Financial Corp.	44,999
10,792	Pebblebrook Hotel Trust (REIT)	524,275
728	Penns Woods Bancorp, Inc.	33,663
10,387	Pennsylvania Real Estate Investment Trust (REIT)	236,616
2,024	PennyMac Financial Services, Inc., Class A*	35,339
11,180	PennyMac Mortgage Investment Trust (REIT)	239,699
2,062	Peoples Bancorp, Inc./OH	48,952
1,140	Peoples Financial Services Corp.	47,253
7,682	PHH Corp.*	186,519
861	Phoenix Cos., Inc. (The)*	49,525
10,605	Physicians Realty Trust (REIT)	174,452
3,437	PICO Holdings, Inc.*	59,013
5,374	Pinnacle Financial Partners, Inc.	225,708
2,461	Piper Jaffray Cos.*	134,740
3,751	Platinum Underwriters Holdings Ltd.	286,389
6,133	Potlatch Corp. (REIT)	244,891
7,564	PRA Group, Inc.*	378,881
1,772	Preferred Bank/CA	47,755
8,253	Primerica, Inc.	435,263
10,822	PrivateBancorp, Inc.	375,848
3	Prospect Capital Corp.	26
10,536	Prosperity Bancshares, Inc.	545,027
9,107	Provident Financial Services, Inc.	165,747
2,940	PS Business Parks, Inc. (REIT)	244,549
1,717	Pzena Investment Management, Inc., Class A	14,234
1,811	QTS Realty Trust, Inc., Class A (REIT)	64,852
28,859	Radian Group, Inc.	456,261
12,434	RAIT Financial Trust (REIT)	91,639
11,669	Ramco-Gershenson Properties Trust (REIT)	218,444
1,428	RCS Capital Corp., Class A	16,279
1,608	RE/MAX Holdings, Inc., Class A	52,678
12,537	Redwood Trust, Inc. (REIT)	239,707
1,612	Regional Management Corp.*	25,147
4,757	Renasant Corp.	135,479
1,498	Republic Bancorp, Inc./KY, Class A	35,817
4,674	Republic First Bancorp, Inc.*	15,518
2,291	Resource America, Inc., Class A	21,306
19,521	Resource Capital Corp. (REIT)	98,191
13,636	Retail Opportunity Investments Corp. (REIT)	228,403

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
8,691	Rexford Industrial Realty, Inc. (REIT)	$139,404
6,496	RLI Corp.	314,341
19,779	RLJ Lodging Trust (REIT)	629,170
5,611	Rouse Properties, Inc. (REIT)	96,958
6,564	Ryman Hospitality Properties, Inc. (REIT)	394,496
4,490	S&T Bancorp, Inc.	127,202
8,922	Sabra Health Care REIT, Inc. (REIT)	291,660
3,117	Safeguard Scientifics, Inc.*	57,384
1,960	Safety Insurance Group, Inc.	114,660
3,786	Sandy Spring Bancorp, Inc.	97,603
1,472	Saul Centers, Inc. (REIT)	79,297
2,930	Seacoast Banking Corp. of Florida*	38,676
5,561	Select Income REIT (REIT)	137,301
8,494	Selective Insurance Group, Inc.	231,292
283	ServisFirst Bancshares, Inc.	9,096
1,835	Sierra Bancorp	29,690
5,811	Silver Bay Realty Trust Corp. (REIT)	93,906
851	Silvercrest Asset Management Group, Inc., Class A	11,888
2,465	Simmons First National Corp., Class A	100,942
3,645	South State Corp.	246,175
3,623	Southside Bancshares, Inc.	104,016
2,990	Southwest Bancorp, Inc./OK	49,813
4,983	Sovran Self Storage, Inc. (REIT)	458,536
3,708	Springleaf Holdings, Inc.*	142,573
1,041	Square 1 Financial, Inc., Class A*	28,815
9,549	St. Joe Co. (The)*	162,238
8,559	STAG Industrial, Inc. (REIT)	213,547
5,910	Starwood Waypoint Residential Trust (REIT)	148,814
2,289	State Auto Financial Corp.	54,226
5,308	State Bank Financial Corp.	108,283
3,954	State National Cos., Inc.	36,891
13,734	Sterling Bancorp/DE	188,430
3,246	Stewart Information Services Corp.	122,147
9,893	Stifel Financial Corp.*	541,864
2,215	Stock Yards Bancorp, Inc.	73,538
1,504	Stonegate Bank	43,751
2,160	Stonegate Mortgage Corp.*	21,643
4,778	STORE Capital Corp. (REIT)	108,174
40,401	Strategic Hotels & Resorts, Inc. (REIT)*	530,061
1,749	Suffolk Bancorp	39,353
12,927	Summit Hotel Properties, Inc. (REIT)	169,732
1,282	Sun Bancorp, Inc./NJ*	23,781
7,254	Sun Communities, Inc. (REIT)	490,298
31,040	Sunstone Hotel Investors, Inc. (REIT)	541,648
28,350	Susquehanna Bancshares, Inc.	380,174
11,388	Symetra Financial Corp.	257,141
2,705	Talmer Bancorp, Inc., Class A	38,222
2,045	Tejon Ranch Co.*	50,266
6,477	Terreno Realty Corp. (REIT)	142,753
1,320	Territorial Bancorp, Inc.	28,406
6,905	Texas Capital Bancshares, Inc.*	320,599
8,579	Third Point Reinsurance Ltd.*	120,449
1,184	Tiptree Financial, Inc., Class A*	8,608
2,245	Tompkins Financial Corp.	116,628
6,513	Towne Bank/VA	100,952
2,805	Trade Street Residential, Inc. (REIT)	21,935
3,411	Trico Bancshares	81,523
3,336	TriState Capital Holdings, Inc.*	32,326
1,164	Triumph Bancorp, Inc.*	14,736
14,304	TrustCo Bank Corp./NY	96,695
10,190	Trustmark Corp.	234,880
5,701	UMB Financial Corp.	293,830
3,129	UMH Properties, Inc. (REIT)	29,600
25,173	Umpqua Holdings Corp.	416,361
6,992	Union Bankshares Corp.	152,915
10,437	United Bankshares, Inc./WV	390,866
7,557	United Community Banks, Inc./GA	143,734
7,645	United Community Financial Corp./OH	39,830
7,425	United Financial Bancorp, Inc.	91,996
3,118	United Fire Group, Inc.	89,923
2,513	United Insurance Holdings Corp.	61,342
1,833	Universal Health Realty Income Trust (REIT)	93,171
4,710	Universal Insurance Holdings, Inc.	117,279
2,454	Univest Corp. of Pennsylvania	46,601
4,058	Urstadt Biddle Properties, Inc., Class A (REIT)	92,198
34,261	Valley National Bancorp	328,906
1,069	Virtus Investment Partners, Inc.	141,076
2,799	Walker & Dunlop, Inc.*	44,868
5,688	Walter Investment Management Corp.*	94,819
15,311	Washington Federal, Inc.	323,368
10,068	Washington Real Estate Investment Trust (REIT)	285,327
2,219	Washington Trust Bancorp, Inc.	83,323
5,198	Waterstone Financial, Inc.	66,898
13,647	Webster Financial Corp.	471,231
4,947	WesBanco, Inc.	161,978
2,415	West Bancorp., Inc.	42,311
3,975	Westamerica Bancorp.	171,203
11,400	Western Alliance Bancorp.*	323,646
6,303	Western Asset Mortgage Capital Corp. (REIT)	94,545
1,107	Westwood Holdings Group, Inc.	69,165
3,386	Whitestone REIT (REIT)	53,431
10,614	Wilshire Bancorp, Inc.	100,939
7,032	Wintrust Financial Corp.	331,137
16,262	WisdomTree Investments, Inc.	303,937
1,190	World Acceptance Corp.*	97,711
1,347	WSFS Financial Corp.	104,716
3,073	Yadkin Financial Corp.*	59,155
		63,908,931
	Health Care — 13.5%

869	AAC Holdings, Inc.*	31,275
3,393	Abaxis, Inc.	206,702
6,033	Abiomed, Inc.*	366,746
6,462	Acadia Healthcare Co., Inc.*	408,592
11,905	ACADIA Pharmaceuticals, Inc.*	452,033
3,430	Accelerate Diagnostics, Inc.*	68,600
2,486	Acceleron Pharma, Inc.*	101,006
11,599	Accuray, Inc.*	104,159
3,745	AcelRx Pharmaceuticals, Inc.*	33,181
1,043	Achaogen, Inc.*	11,650
17,232	Achillion Pharmaceuticals, Inc.*	209,196
6,293	Acorda Therapeutics, Inc.*	212,955
3,778	Actinium Pharmaceuticals, Inc.*	11,787
442	Adamas Pharmaceuticals, Inc.*	7,638
954	Addus HomeCare Corp.*	20,893
851	Adeptus Health, Inc., Class A*	37,742
4,455	Aegerion Pharmaceuticals, Inc.*	121,176
1,588	Aerie Pharmaceuticals, Inc.*	44,655
10,992	Affymetrix, Inc.*	128,606

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
9,404	Agenus, Inc.*	$46,080
2,212	Agios Pharmaceuticals, Inc.*	237,303
5,916	Air Methods Corp.*	313,489
1,184	Akebia Therapeutics, Inc.*	10,964
9,419	Akorn, Inc.*	506,836
3,559	Albany Molecular Research, Inc.*	57,727
1,524	Alder Biopharmaceuticals, Inc.*	40,965
3,962	Alimera Sciences, Inc.*	20,721
754	Alliance HealthCare Services, Inc.*	18,028
1,263	Almost Family, Inc.*	44,988
3,311	AMAG Pharmaceuticals, Inc.*	163,001
4,128	Amedisys, Inc.*	124,542
7,026	AMN Healthcare Services, Inc.*	158,507
1,396	Amphastar Pharmaceuticals, Inc.*	19,544
6,180	Ampio Pharmaceuticals, Inc.*	34,855
6,398	Amsurg Corp.*	384,520
4,977	Anacor Pharmaceuticals, Inc.*	216,499
1,876	Analogic Corp.	162,574
3,733	AngioDynamics, Inc.*	69,434
1,039	ANI Pharmaceuticals, Inc.*	69,987
2,179	Anika Therapeutics, Inc.*	86,986
17,638	Antares Pharma, Inc.*	46,035
852	Applied Genetic Technologies Corp.*	17,287
4,340	Aratana Therapeutics, Inc.*	83,588
746	Ardelyx, Inc.*	11,746
36,463	Arena Pharmaceuticals, Inc.*	164,448
24,906	ARIAD Pharmaceuticals, Inc.*	202,486
21,108	Array BioPharma, Inc.*	168,020
8,262	Arrowhead Research Corp.*	62,213
1,047	Atara Biotherapeutics, Inc.*	20,479
4,141	AtriCure, Inc.*	73,213
232	Atrion Corp.	75,400
1,572	Auspex Pharmaceuticals, Inc.*	105,701
1,163	Avalanche Biotechnologies, Inc.*	42,077
10,588	BioCryst Pharmaceuticals, Inc.*	107,998
6,323	BioDelivery Sciences International, Inc.*	94,813
11,088	Bio-Path Holdings, Inc.*	20,513
3,711	Bio-Reference Laboratories, Inc.*	129,662
10,339	BioScrip, Inc.*	63,171
549	BioSpecifics Technologies Corp.*	21,389
3,988	BioTelemetry, Inc.*	38,484
7,863	BioTime, Inc.*	33,025
3,731	Bluebird Bio, Inc.*	355,639
1,209	Calithera Biosciences, Inc.*	18,401
4,627	Cambrex Corp.*	158,475
5,107	Cantel Medical Corp.	231,858
4,385	Capital Senior Living Corp.*	109,625
814	Cara Therapeutics, Inc.*	8,343
4,179	Cardiovascular Systems, Inc.*	157,590
1,956	Castlight Health, Inc., Class B*	14,259
7,385	Catalent, Inc.*	206,558
13,502	Celldex Therapeutics, Inc.*	344,841
1,468	Cellular Dynamics International, Inc.*	7,971
4,527	Cempra, Inc.*	149,934
10,535	Cepheid, Inc.*	598,809
13,589	Cerus Corp.*	64,887
2,650	Chemed Corp.	308,672
4,133	ChemoCentryx, Inc.*	33,643
4,566	Chimerix, Inc.*	184,832
1,768	Civitas Solutions, Inc.*	33,574
3,728	Clovis Oncology, Inc.*	285,043
1,028	Coherus Biosciences, Inc.*	32,475
1,687	Computer Programs & Systems, Inc.	88,736
4,112	CONMED Corp.	210,946
8,061	Corcept Therapeutics, Inc.*	26,682
1,675	CorVel Corp.*	59,345
4,701	Cross Country Healthcare, Inc.*	60,925
4,243	CryoLife, Inc.	44,467
22,660	CTI BioPharma Corp.*	53,024
4,055	Cyberonics, Inc.*	277,768
3,372	Cynosure, Inc., Class A*	102,576
5,227	Cytokinetics, Inc.*	40,300
11,858	Cytori Therapeutics, Inc.*	13,281
8,428	CytRx Corp.*	27,222
8,762	Depomed, Inc.*	192,326
3,421	Derma Sciences, Inc.*	27,094
1,180	Dermira, Inc.*	19,741
11,320	DexCom, Inc.*	687,577
537	Dicerna Pharmaceuticals, Inc.*	13,119
20,519	Dyax Corp.*	310,042
3,972	Dynavax Technologies Corp.*	69,907
599	Egalet Corp.*	8,991
768	Eleven Biotherapeutics, Inc.*	8,118
4,415	Emergent Biosolutions, Inc.*	132,318
1,562	Enanta Pharmaceuticals, Inc.*	55,951
5,601	Endocyte, Inc.*	32,486
9,672	Endologix, Inc.*	152,527
3,410	Ensign Group, Inc. (The)	150,279
5,426	Enzo Biochem, Inc.*	16,604
1,935	Epizyme, Inc.*	45,511
927	Esperion Therapeutics, Inc.*	57,891
13,385	Exact Sciences Corp.*	300,761
1,476	Exactech, Inc.*	34,465
5,242	ExamWorks Group, Inc.*	211,777
29,418	Exelixis, Inc.*	86,195
1,407	FibroGen, Inc.*	44,771
3,081	Five Prime Therapeutics, Inc.*	79,305
6,501	Five Star Quality Care, Inc.*	23,664
911	Flexion Therapeutics, Inc.*	20,780
4,240	Fluidigm Corp.*	187,408
2,110	Foundation Medicine, Inc.*	100,774
2,722	Galectin Therapeutics, Inc.*	9,255
17,833	Galena Biopharma, Inc.*	32,099
3,539	Genesis Healthcare, Inc.*	25,162
6,287	GenMark Diagnostics, Inc.*	79,908
590	Genocea Biosciences, Inc.*	5,092
2,521	Genomic Health, Inc.*	76,638
23,713	Geron Corp.*	71,613
9,939	Globus Medical, Inc., Class A*	241,319
3,759	Greatbatch, Inc.*	199,753
7,865	Haemonetics Corp.*	349,678
15,623	Halozyme Therapeutics, Inc.*	235,439
5,320	Hanger, Inc.*	137,735
1,581	HealthEquity, Inc.*	32,047
13,311	HealthSouth Corp.	578,497
3,197	HealthStream, Inc.*	82,738
4,748	Healthways, Inc.*	106,260
2,567	HeartWare International, Inc.*	218,785
3,519	Heron Therapeutics, Inc.*	45,712
13,246	HMS Holdings Corp.*	232,335
9,833	Horizon Pharma PLC*	201,871
2,057	Hyperion Therapeutics, Inc.*	60,784
2,028	ICU Medical, Inc.*	180,309
13,002	Idera Pharmaceuticals, Inc.*	63,320
4,837	IGI Laboratories, Inc.*	55,722
920	Immune Design Corp.*	20,277
12,966	ImmunoGen, Inc.*	98,542
12,494	Immunomedics, Inc.*	50,976
10,585	Impax Laboratories, Inc.*	426,470
897	Imprivata, Inc.*	12,280
1,409	INC Research Holdings, Inc., Class A*	42,171
7,335	Infinity Pharmaceuticals, Inc.*	111,492

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
773	Inogen, Inc.*	$25,702
9,089	Inovio Pharmaceuticals, Inc.*	64,305
7,482	Insmed, Inc.*	138,716
8,373	Insulet Corp.*	265,675
1,509	Insys Therapeutics, Inc.*	90,631
3,774	Integra LifeSciences Holdings Corp.*	226,478
886	Intersect ENT, Inc.*	23,399
2,584	Intra-Cellular Therapies, Inc.*	64,212
5,714	Intrexon Corp.*	234,617
4,858	Invacare Corp.	92,156
2,589	IPC Healthcare, Inc.*	111,948
18,056	Ironwood Pharmaceuticals, Inc.*	278,965
17,765	Isis Pharmaceuticals, Inc.*	1,217,968
1,419	K2M Group Holdings, Inc.*	29,075
2,240	Karyopharm Therapeutics, Inc.*	61,062
15,282	Keryx Biopharmaceuticals, Inc.*	185,829
1,585	Kindred Biosciences, Inc.*	10,635
11,801	Kindred Healthcare, Inc.	250,417
1,423	Kite Pharma, Inc.*	93,121
2,629	KYTHERA Biopharmaceuticals, Inc.*	109,235
1,443	Landauer, Inc.	55,036
3,886	Lannett Co., Inc.*	242,486
2,510	LDR Holding Corp.*	98,116
37,866	Lexicon Pharmaceuticals, Inc.*	35,594
1,866	LHC Group, Inc.*	63,071
2,968	Ligand Pharmaceuticals, Inc.*	163,448
547	Loxo Oncology, Inc.*	7,023
5,667	Luminex Corp.*	89,199
3,019	MacroGenics, Inc.*	104,367
4,164	Magellan Health, Inc.*	266,787
34,456	MannKind Corp.*	224,653
6,753	Masimo Corp.*	199,011
9,215	MedAssets, Inc.*	177,020
9,824	Medicines Co. (The)*	282,587
8,174	Medidata Solutions, Inc.*	393,251
10,683	Merge Healthcare, Inc.*	42,732
6,279	Meridian Bioscience, Inc.	124,324
6,493	Merit Medical Systems, Inc.*	127,328
14,834	Merrimack Pharmaceuticals, Inc.*	159,020
14,068	MiMedx Group, Inc.*	145,604
1,297	Mirati Therapeutics, Inc.*	30,830
4,563	Molina Healthcare, Inc.*	290,617
7,258	Momenta Pharmaceuticals, Inc.*	99,072
1,518	NanoString Technologies, Inc.*	15,954
6,477	NanoViricides, Inc.*	17,099
1,557	National HealthCare Corp.	98,107
1,500	National Research Corp., Class A	20,850
4,857	Natus Medical, Inc.*	173,832
22,774	Navidea Biopharmaceuticals, Inc.*	36,894
19,186	Nektar Therapeutics*	250,761
5,540	Neogen Corp.*	283,371
3,758	NeoStem, Inc.*	14,130
10,388	Neuralstem, Inc.*	39,059
12,760	Neurocrine Biosciences, Inc.*	498,278
1,216	Nevro Corp.*	50,865
2,992	NewLink Genetics Corp.*	128,895
5,799	Northwest Biotherapeutics, Inc.*	42,739
35,970	Novavax, Inc.*	329,126
7,041	NuVasive, Inc.*	322,126
9,280	NxStage Medical, Inc.*	159,430
869	Ocular Therapeutix, Inc.*	31,084
3,178	Ohr Pharmaceutical, Inc.*	24,439
5,685	Omeros Corp.*	118,646
5,531	Omnicell, Inc.*	193,862
1,909	OncoMed Pharmaceuticals, Inc.*	47,687
14,233	Oncothyreon, Inc.*	22,773
2,096	Ophthotech Corp.*	112,629
29,775	OPKO Health, Inc.*	433,524
8,438	OraSure Technologies, Inc.*	60,416
18,515	Orexigen Therapeutics, Inc.*	104,425
9,442	Organovo Holdings, Inc.*	55,897
2,786	Orthofix International N.V.*	90,350
2,866	Osiris Therapeutics, Inc.*	49,496
1,211	Otonomy, Inc.*	44,904
2,594	OvaScience, Inc.*	118,053
9,533	Owens & Minor, Inc.	339,947
2,518	Oxford Immunotec Global PLC*	35,428
8,690	Pacific Biosciences of California, Inc.*	54,747
5,387	Pacira Pharmaceuticals, Inc.*	618,266
5,748	Pain Therapeutics, Inc.*	10,921
8,594	PAREXEL International Corp.*	553,969
24,265	PDL BioPharma, Inc.	169,370
26,666	Peregrine Pharmaceuticals, Inc.*	37,599
5,026	Pernix Therapeutics Holdings, Inc.*	53,929
4,532	PharMerica Corp.*	113,300
2,215	Phibro Animal Health Corp., Class A	80,338
1,966	PhotoMedex, Inc.*	3,539
6,451	Portola Pharmaceuticals, Inc.*	245,654
4,129	POZEN, Inc.*	30,266
2,950	PRA Health Sciences, Inc.*	92,984
7,829	Prestige Brands Holdings, Inc.*	301,730
10,510	Progenics Pharmaceuticals, Inc.*	68,420
4,027	Prothena Corp. PLC*	107,038
1,741	Providence Service Corp. (The)*	80,086
3,693	PTC Therapeutics, Inc.*	263,422
3,508	Puma Biotechnology, Inc.*	747,239
7,528	Quality Systems, Inc.	130,837
4,307	Quidel Corp.*	110,604
1,335	Radius Health, Inc.*	56,938
4,940	RadNet, Inc.*	43,274
9,461	Raptor Pharmaceutical Corp.*	87,703
3,315	Receptos, Inc.*	419,812
2,334	Regado Biosciences, Inc.*	2,684
2,324	Regulus Therapeutics, Inc.*	43,040
2,555	Relypsa, Inc.*	99,134
4,841	Repligen Corp.*	124,462
3,668	Repros Therapeutics, Inc.*	33,782
3,214	Retrophin, Inc.*	45,510
1,300	Revance Therapeutics, Inc.*	20,865
13,226	Rigel Pharmaceuticals, Inc.*	39,546
7,089	Rockwell Medical, Inc.*	70,890
759	Roka Bioscience, Inc.*	3,165
8,556	RTI Surgical, Inc.*	45,518
869	Sage Therapeutics, Inc.*	37,758
3,306	Sagent Pharmaceuticals, Inc.*	89,857
10,268	Sangamo BioSciences, Inc.*	172,708
6,146	Sarepta Therapeutics, Inc.*	85,429
7,781	SciClone Pharmaceuticals, Inc.*	59,992
608	Second Sight Medical Products, Inc.*	9,831
11,897	Select Medical Holdings Corp.	161,323
17,587	Sequenom, Inc.*	61,555
869	Sientra, Inc.*	15,972
6,283	Spectranetics Corp. (The)*	212,428
9,909	Spectrum Pharmaceuticals, Inc.*	61,733
5,801	STAAR Surgical Co.*	39,795
2,251	Stemline Therapeutics, Inc.*	34,193
8,928	STERIS Corp.	576,035
2,680	Sucampo Pharmaceuticals, Inc., Class A*	41,218
7,475	Sunesis Pharmaceuticals, Inc.*	16,595
4,425	Supernus Pharmaceuticals, Inc.*	39,781
1,899	Surgical Care Affiliates, Inc.*	61,680
1,943	SurModics, Inc.*	46,729

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,416	Symmetry Surgical, Inc.*	$10,478
3,507	Synageva BioPharma Corp.*	346,246
14,158	Synergy Pharmaceuticals, Inc.*	42,757
9,803	Synta Pharmaceuticals Corp.*	23,527
904	T2 Biosystems, Inc.*	14,988
1,266	Tandem Diabetes Care, Inc.*	14,812
10,612	Team Health Holdings, Inc.*	628,973
2,913	TESARO, Inc.*	155,350
3,941	Tetraphase Pharmaceuticals, Inc.*	155,512
4,145	TG Therapeutics, Inc.*	60,144
17,943	TherapeuticsMD, Inc.*	90,971
3,555	Theravance Biopharma, Inc.*	77,250
12,444	Theravance, Inc.	224,739
8,114	Thoratec Corp.*	330,402
8,897	Threshold Pharmaceuticals, Inc.*	38,880
894	Tokai Pharmaceuticals, Inc.*	13,526
5,372	Tornier N.V.*	131,292
4,331	TransEnterix, Inc.*	12,387
3,765	Triple-S Management Corp., Class B*	70,970
1,122	TriVascular Technologies, Inc.*	11,512
1,262	Trupanion, Inc.*	9,604
1,845	U.S. Physical Therapy, Inc.	78,210
1,165	Ultragenyx Pharmaceutical, Inc.*	63,225
18,862	Unilife Corp.*	74,505
6,385	Universal American Corp.*	59,125
568	Utah Medical Products, Inc.	33,739
5,991	Vanda Pharmaceuticals, Inc.*	64,463
2,588	Vascular Solutions, Inc.*	75,518
982	Veracyte, Inc.*	8,632
4,258	Verastem, Inc.*	31,680
1,264	Versartis, Inc.*	25,040
989	Vitae Pharmaceuticals, Inc.*	11,492
854	Vital Therapies, Inc.*	18,916
13,585	VIVUS, Inc.*	35,457
3,412	Vocera Communications, Inc.*	35,417
6,629	WellCare Health Plans, Inc.*	601,979
10,678	West Pharmaceutical Services, Inc.	584,300
7,540	Wright Medical Group, Inc.*	185,710
2,214	Xencor, Inc.*	34,538
8,743	XenoPort, Inc.*	59,890
13,687	XOMA Corp.*	50,505
1,200	Zafgen, Inc.*	46,380
4,392	ZELTIQ Aesthetics, Inc.*	146,561
13,722	ZIOPHARM Oncology, Inc.*	154,510
18,562	Zogenix, Inc.*	31,184
1,033	ZS Pharma, Inc.*	51,103
		41,635,242
	Industrials — 12.0%

6,383	AAON, Inc.	143,681
5,979	AAR Corp.	175,783
8,441	ABM Industries, Inc.	262,431
7,564	Acacia Research Corp.	94,853
17,240	ACCO Brands Corp.*	131,196
5,815	Accuride Corp.*	31,343
4,341	Aceto Corp.	92,941
9,319	Actuant Corp., Class A	237,075
2,304	Advanced Drainage Systems, Inc.	62,554
6,347	Advisory Board Co. (The)*	343,500
5,738	Aegion Corp.*	103,800
2,878	Aerovironment, Inc.*	78,886
7,896	Air Transport Services Group, Inc.*	70,985
9,765	Aircastle Ltd.	225,279
1,005	Alamo Group, Inc.	50,401
4,253	Albany International Corp., Class A	160,381
2,085	Allegiant Travel Co.	382,848
4,090	Altra Industrial Motion Corp.	111,657
3,001	Ameresco, Inc., Class A*	18,786
1,428	American Railcar Industries, Inc.	80,196
1,116	American Science & Engineering, Inc.	58,356
1,860	American Woodmark Corp.*	97,948
4,398	Apogee Enterprises, Inc.	201,648
6,312	Applied Industrial Technologies, Inc.	276,529
6,209	ARC Document Solutions, Inc.*	52,528
464	ARC Group Worldwide, Inc.*	2,895
3,928	ArcBest Corp.	164,505
1,892	Argan, Inc.	61,358
2,853	Astec Industries, Inc.	122,023
2,845	Astronics Corp.*	197,898
3,812	Atlas Air Worldwide Holdings, Inc.*	172,874
3,865	AZZ, Inc.	175,548
7,433	Baltic Trading Ltd.	13,305
8,190	Barnes Group, Inc.	327,764
1,084	Barrett Business Services, Inc.	40,379
7,450	Beacon Roofing Supply, Inc.*	223,649
7,474	Blount International, Inc.	123,994
7,249	Brady Corp., Class A	195,433
7,060	Briggs & Stratton Corp.	147,130
7,318	Brink’s Co. (The)	205,929
6,900	Builders FirstSource, Inc.*	41,607
2,475	CAI International, Inc.*	60,093
49,683	Capstone Turbine Corp.*	35,156
5,900	Casella Waste Systems, Inc., Class A*	25,960
6,274	CBIZ, Inc.*	55,462
2,130	CDI Corp.	39,192
3,179	Ceco Environmental Corp.	45,237
3,161	Celadon Group, Inc.	82,976
8,373	Cenveo, Inc.*	17,500
4,604	Chart Industries, Inc.*	160,864
2,668	CIRCOR International, Inc.	143,192
14,187	Civeo Corp.	55,897
7,618	CLARCOR, Inc.	501,341
2,999	Columbus McKinnon Corp.	79,653
5,692	Comfort Systems USA, Inc.	106,440
3,998	Commercial Vehicle Group, Inc.*	22,909
1,770	Continental Building Products, Inc.*	36,922
5,107	Corporate Executive Board Co. (The)	399,418
2,653	Corporate Resource Services, Inc.*	419
1,440	CRA International, Inc.*	43,330
3,113	Cubic Corp.	162,716
7,281	Curtiss-Wright Corp.	528,455
7,563	Deluxe Corp.	503,318
11,400	DigitalGlobe, Inc.*	379,050
3,365	Douglas Dynamics, Inc.	75,813
1,640	Ducommun, Inc.*	40,803
1,956	DXP Enterprises, Inc.*	89,585
5,129	Dycom Industries, Inc.*	227,471
2,107	Dynamic Materials Corp.	34,028
3,549	Echo Global Logistics, Inc.*	103,063
10,166	EMCOR Group, Inc.	447,609
3,130	Encore Wire Corp.	116,718
5,815	Energy Recovery, Inc.*	19,713
6,675	EnerSys	435,877
2,653	Engility Holdings, Inc.	95,773
3,950	Ennis, Inc.	55,102
2,762	Enphase Energy, Inc.*	38,060
3,433	EnPro Industries, Inc.	225,788
915	Erickson, Inc.*	5,627
4,012	ESCO Technologies, Inc.	154,622

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4,807	Esterline Technologies Corp.*	$566,505
1,500	ExOne Co. (The)*	22,695
1,980	Exponent, Inc.	171,329
9,501	Federal Signal Corp.	156,671
4,714	Forward Air Corp.	252,199
1,655	Franklin Covey Co.*	29,624
7,208	Franklin Electric Co., Inc.	262,948
1,822	FreightCar America, Inc.	57,029
6,173	FTI Consulting, Inc.*	227,598
35,386	FuelCell Energy, Inc.*	46,356
5,682	Furmanite Corp.*	39,490
3,014	G&K Services, Inc., Class A	216,978
9,036	GenCorp, Inc.*	174,395
10,400	Generac Holdings, Inc.*	512,616
7,351	General Cable Corp.	110,559
1,673	General Finance Corp.*	15,542
4,661	Gibraltar Industries, Inc.*	68,330
3,224	Global Brass & Copper Holdings, Inc.	45,265
2,586	Global Power Equipment Group, Inc.	34,394
2,848	Gorman-Rupp Co. (The)	81,852
1,997	GP Strategies Corp.*	71,273
17,758	GrafTech International Ltd.*	69,256
1,522	Graham Corp.	34,443
5,908	Granite Construction, Inc.	195,673
9,038	Great Lakes Dredge & Dock Corp.*	55,132
4,168	Greenbrier Cos., Inc. (The)	244,953
6,023	Griffon Corp.	98,295
4,727	H&E Equipment Services, Inc.	115,717
12,200	Harsco Corp.	201,178
6,807	Hawaiian Holdings, Inc.*	125,998
10,617	Healthcare Services Group, Inc.	356,413
8,213	Heartland Express, Inc.	206,721
10,047	HEICO Corp.	595,385
2,750	Heidrick & Struggles International, Inc.	65,835
1,609	Heritage-Crystal Clean, Inc.*	19,791
8,951	Herman Miller, Inc.	277,212
4,525	Hill International, Inc.*	16,290
9,490	Hillenbrand, Inc.	300,833
6,814	HNI Corp.	347,514
2,684	Houston Wire & Cable Co.	28,477
5,557	Hub Group, Inc., Class A*	224,336
979	Hurco Cos., Inc.	33,413
3,558	Huron Consulting Group, Inc.*	237,141
1,553	Hyster-Yale Materials Handling, Inc.	102,607
3,013	ICF International, Inc.*	126,245
5,298	InnerWorkings, Inc.*	33,642
3,426	Insperity, Inc.	177,467
2,759	Insteel Industries, Inc.	59,898
10,044	Interface, Inc.	202,788
860	International Shipholding Corp.	12,040
37,563	JetBlue Airways Corp.*	645,708
4,403	John Bean Technologies Corp.	152,168
1,688	Kadant, Inc.	74,677
4,138	Kaman Corp.	171,727
4,133	Kelly Services, Inc., Class A	71,542
4,942	KEYW Holding Corp. (The)*	43,144
3,748	Kforce, Inc.	88,453
5,185	Kimball International, Inc., Class B	49,517
9,025	Knight Transportation, Inc.	298,366
5,072	Knightsbridge Shipping Ltd.	25,005
7,317	Knoll, Inc.	155,340
7,514	Korn/Ferry International*	229,928
6,754	Kratos Defense & Security Solutions, Inc.*	38,971
1,562	L.B. Foster Co., Class A	76,569
2,997	Layne Christensen Co.*	19,480
1,844	Lindsay Corp.	161,498
1,625	LMI Aerospace, Inc.*	23,140
3,255	LSI Industries, Inc.	25,617
2,571	Lydall, Inc.*	81,912
2,088	Manitex International, Inc.*	24,534
3,594	Marten Transport Ltd.	83,345
4,447	Masonite International Corp.*	272,779
9,886	MasTec, Inc.*	218,184
6,492	Matson, Inc.	256,239
4,507	Matthews International Corp., Class A	218,004
3,909	McGrath RentCorp	125,049
14,784	Meritor, Inc.*	211,263
1,708	Miller Industries, Inc.	37,849
2,473	Mistras Group, Inc.*	46,616
7,058	Mobile Mini, Inc.	292,836
6,255	Moog, Inc., Class A*	472,002
4,462	MSA Safety, Inc.	225,688
8,565	Mueller Industries, Inc.	298,148
24,073	Mueller Water Products, Inc., Class A	220,509
1,877	Multi-Color Corp.	128,162
3,220	MYR Group, Inc.*	89,001
730	National Presto Industries, Inc.	44,267
7,426	Navigant Consulting, Inc.*	103,890
11,989	Navios Maritime Holdings, Inc.	52,152
4,240	NCI Building Systems, Inc.*	71,402
1,583	Neff Corp., Class A*	16,542
1,028	NL Industries, Inc.*	8,080
2,682	NN, Inc.	74,318
1,124	Norcraft Cos., Inc.*	23,166
1,378	Nortek, Inc.*	107,002
1,437	Northwest Pipe Co.*	34,804
435	Omega Flex, Inc.	12,397
8,209	On Assignment, Inc.*	313,666
4,142	Orion Marine Group, Inc.*	42,248
452	PAM Transportation Services, Inc.*	23,716
1,326	Park-Ohio Holdings Corp.	76,576
1,232	Patrick Industries, Inc.*	68,068
335	Patriot Transportation Holding, Inc.*	7,548
1,266	Paylocity Holding Corp.*	37,841
24,785	Pendrell Corp.*	28,255
4,498	Performant Financial Corp.*	23,614
7,138	PGT, Inc.*	72,593
25,245	Plug Power, Inc.*	77,755
3,226	Ply Gem Holdings, Inc.*	44,293
6,811	Polypore International, Inc.*	403,824
1,404	Powell Industries, Inc.	47,371
677	Power Solutions International, Inc.*	38,271
3,379	PowerSecure International, Inc.*	37,473
401	Preformed Line Products Co.	18,426
5,738	Primoris Services Corp.	118,490
3,420	Proto Labs, Inc.*	243,094
4,176	Quad/Graphics, Inc.	97,844
4,140	Quality Distribution, Inc.*	45,499
5,258	Quanex Building Products Corp.	103,004
2,103	Quest Resource Holding Corp.*	2,629
5,504	Raven Industries, Inc.	114,703
3,513	RBC Bearings, Inc.	217,982
7,522	Republic Airways Holdings, Inc.*	96,808
5,856	Resources Connection, Inc.	103,768
5,426	Revolution Lighting Technologies, Inc.*	5,969
11,352	Rexnord Corp.*	312,975

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4,211	Roadrunner Transportation Systems, Inc.*	$108,096
8,010	RPX Corp.*	116,786
5,190	Rush Enterprises, Inc., Class A*	144,957
5,879	Safe Bulkers, Inc.	22,281
3,726	Saia, Inc.*	171,508
20,359	Scorpio Bulkers, Inc.*	51,915
383	SIFCO Industries, Inc.	7,947
6,245	Simpson Manufacturing Co., Inc.	226,069
7,720	SkyWest, Inc.	112,866
2,323	SP Plus Corp.*	52,523
1,530	Sparton Corp.*	35,113
1,930	Standex International Corp.	139,925
12,490	Steelcase, Inc., Class A	233,813
2,837	Sterling Construction Co., Inc.*	7,830
2,203	Stock Building Supply Holdings, Inc.*	34,213
3,362	Sun Hydraulics Corp.	130,109
12,849	Swift Transportation Co.*	363,370
5,137	TAL International Group, Inc.*	214,367
8,139	TASER International, Inc.*	191,104
1,079	TCP International Holdings Ltd.*	2,956
3,089	Team, Inc.*	118,618
5,670	Teledyne Technologies, Inc.*	571,706
2,783	Tennant Co.	181,925
9,317	Tetra Tech, Inc.	236,931
3,261	Textainer Group Holdings Ltd.	105,200
4,825	Thermon Group Holdings, Inc.*	118,309
6,656	Titan International, Inc.	66,427
2,620	Titan Machinery, Inc.*	37,780
5,076	Trex Co., Inc.*	255,577
6,834	TriMas Corp.*	204,747
2,375	TriNet Group, Inc.*	86,307
6,246	TrueBlue, Inc.*	143,720
5,631	Tutor Perini Corp.*	131,033
1,248	Twin Disc, Inc.	22,951
3,228	Ultrapetrol (Bahamas) Ltd.*	5,391
2,229	UniFirst Corp.	264,872
5,951	United Stationers, Inc.	240,361
3,029	Universal Forest Products, Inc.	163,717
993	Universal Truckload Services, Inc.	25,371
3,256	US Ecology, Inc.	158,958
946	USA Truck, Inc.*	28,806
13,824	UTi Worldwide, Inc.*	180,818
3,089	Viad Corp.	82,044
2,481	Vicor Corp.*	32,700
2,318	Virgin America, Inc.*	81,223
627	VSE Corp.	49,665
10,413	Wabash National Corp.*	152,550
5,304	WageWorks, Inc.*	304,715
3,903	Watsco, Inc.	457,588
4,306	Watts Water Technologies, Inc., Class A	236,744
6,753	Werner Enterprises, Inc.	216,569
7,923	Wesco Aircraft Holdings, Inc.*	118,924
5,817	West Corp.	198,651
10,018	Woodward, Inc.	486,374
1,648	Xerium Technologies, Inc.*	26,302
7,936	XPO Logistics, Inc.*	350,374
4,724	YRC Worldwide, Inc.*	93,110
		36,771,468
	Information Technology — 15.8%

1,921	A10 Networks, Inc.*	8,318
17,191	ACI Worldwide, Inc.*	341,241
11,628	Acxiom Corp.*	232,560
8,524	ADTRAN, Inc.	183,522
6,211	Advanced Energy Industries, Inc.*	165,337
7,776	Advent Software, Inc.	343,466
1,439	Aerohive Networks, Inc.*	6,835
2,214	Agilysys, Inc.*	21,896
1,902	Alliance Fiber Optic Products, Inc.	31,193
3,265	Alpha & Omega Semiconductor Ltd.*	28,961
4,352	Ambarella, Inc.*	249,761
1,348	Amber Road, Inc.*	11,431
3,722	American Software, Inc., Class A	35,880
12,893	Amkor Technology, Inc.*	125,449
6,590	Angie’s List, Inc.*	44,417
4,105	Anixter International, Inc.*	323,843
11,781	Applied Micro Circuits Corp.*	64,089
2,234	Applied Optoelectronics, Inc.*	27,880
16,133	Aruba Networks, Inc.*	400,260
13,912	Aspen Technology, Inc.*	537,073
2,116	Audience, Inc.*	10,326
5,265	AVG Technologies N.V.*	118,831
16,802	Axcelis Technologies, Inc.*	47,046
2,182	Badger Meter, Inc.	127,429
10,129	Bankrate, Inc.*	129,246
1,198	Barracuda Networks, Inc.*	45,632
7,550	Bazaarvoice, Inc.*	69,837
1,515	Bel Fuse, Inc., Class B	28,921
6,588	Belden, Inc.	584,883
8,146	Benchmark Electronics, Inc.*	191,105
739	Benefitfocus, Inc.*	24,062
2,351	Black Box Corp.	51,698
6,975	Blackbaud, Inc.	316,665
7,948	Blackhawk Network Holdings, Inc.*	294,394
6,385	Blucora, Inc.*	94,626
903	Borderfree, Inc.*	6,962
5,947	Bottomline Technologies (de), Inc.*	157,477
4,849	Brightcove, Inc.*	37,871
4,319	BroadSoft, Inc.*	135,876
10,094	Brooks Automation, Inc.	121,128
3,644	Cabot Microelectronics Corp.*	188,796
3,550	CACI International, Inc., Class A*	309,879
5,430	CalAmp Corp.*	103,984
6,267	Calix, Inc.*	54,774
7,348	Callidus Software, Inc.*	105,003
2,675	Carbonite, Inc.*	40,312
6,721	Cardtronics, Inc.*	245,921
993	Care.com, Inc.*	7,934
1,931	Cascade Microtech, Inc.*	26,068
1,742	Cass Information Systems, Inc.	87,448
7,984	Cavium, Inc.*	546,824
3,171	CEVA, Inc.*	63,135
3,128	ChannelAdvisor Corp.*	30,936
6,297	Checkpoint Systems, Inc.*	85,009
11,731	Ciber, Inc.*	45,986
15,869	Ciena Corp.*	331,979
5,029	Cimpress N.V.*	419,921
9,377	Cirrus Logic, Inc.*	282,341
1,723	Clearfield, Inc.*	23,984
13,121	Cognex Corp.*	586,377
3,767	Coherent, Inc.*	241,992
3,815	Cohu, Inc.	41,545
7,130	CommVault Systems, Inc.*	344,165
2,275	Computer Task Group, Inc.	17,358
5,237	comScore, Inc.*	270,177
2,316	Comtech Telecommunications Corp.	82,774
3,386	Comverse, Inc.*	60,745
4,743	Constant Contact, Inc.*	196,028
1,727	Control4 Corp.*	22,416
15,332	Convergys Corp.	342,670
8,030	Cornerstone OnDemand, Inc.*	256,679
1,823	Coupons.com, Inc.*	17,774

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5,781	Covisint Corp.*	$14,453
6,148	Cray, Inc.*	183,641
5,151	CSG Systems International, Inc.	154,066
5,107	CTS Corp.	89,168
3,117	CUI Global, Inc.*	17,767
2,711	Cvent, Inc.*	78,483
4,153	Cyan, Inc.*	15,657
23,831	Cypress Semiconductor Corp.*	351,507
5,705	Daktronics, Inc.	58,362
2,976	Datalink Corp.*	33,807
8,095	Dealertrack Technologies, Inc.*	321,938
1,318	Demand Media, Inc.*	6,498
4,539	Demandware, Inc.*	286,819
5,854	Dice Holdings, Inc.*	51,281
3,642	Digi International, Inc.*	38,532
1,093	Digimarc Corp.	28,986
5,507	Diodes, Inc.*	156,894
9,064	Dot Hill Systems Corp.*	36,800
3,346	DSP Group, Inc.*	37,776
2,564	DTS, Inc.*	75,561
3,503	E2open, Inc.*	30,021
15,466	EarthLink Holdings Corp.	66,040
2,667	Eastman Kodak Co.*	50,300
4,626	Ebix, Inc.	121,571
2,478	Electro Rent Corp.	32,016
3,698	Electro Scientific Industries, Inc.	25,553
7,039	Electronics For Imaging, Inc.*	285,783
4,248	Ellie Mae, Inc.*	224,507
10,722	Emulex Corp.*	85,240
4,555	Endurance International Group Holdings, Inc.*	84,814
4,083	EnerNOC, Inc.*	55,080
21,028	Entegris, Inc.*	281,985
13,426	Entropic Communications, Inc.*	39,607
5,145	Envestnet, Inc.*	277,213
5,379	EPAM Systems, Inc.*	331,777
4,694	EPIQ Systems, Inc.	82,614
788	ePlus, Inc.*	65,538
7,700	Euronet Worldwide, Inc.*	435,050
9,924	EVERTEC, Inc.	206,915
1,143	Everyday Health, Inc.*	16,345
5,968	Exar Corp.*	63,977
4,937	ExlService Holdings, Inc.*	172,301
14,579	Extreme Networks, Inc.*	51,755
5,305	Fabrinet*	95,225
4,858	Fair Isaac Corp.	413,513
18,876	Fairchild Semiconductor International, Inc.*	329,197
2,604	FARO Technologies, Inc.*	156,162
6,385	FEI Co.	504,351
15,627	Finisar Corp.*	328,323
1,842	Five9, Inc.*	7,184
5,642	Fleetmatics Group PLC*	232,507
8,393	FormFactor, Inc.*	82,419
1,649	Forrester Research, Inc.	62,035
3,654	Gigamon, Inc.*	73,299
9,948	Global Cash Access Holdings, Inc.*	70,730
1,016	Globant S.A.*	16,957
13,581	Glu Mobile, Inc.*	68,312
8,443	Gogo, Inc.*	151,805
1,349	GrubHub, Inc.*	56,671
4,590	GSI Group, Inc.*	60,359
2,417	GTT Communications, Inc.*	37,488
2,692	Guidance Software, Inc.*	15,802
10,267	Guidewire Software, Inc.*	571,461
3,790	Hackett Group, Inc. (The)	33,390
13,305	Harmonic, Inc.*	103,912
5,415	Heartland Payment Systems, Inc.	265,497
5,134	Higher One Holdings, Inc.*	16,942
869	HubSpot, Inc.*	35,707
5,559	IGATE Corp.*	237,925
7,940	II-VI, Inc.*	138,871
4,283	Immersion Corp.*	35,635
3,341	Imperva, Inc.*	154,020
18,508	Infinera Corp.*	315,561
8,140	Infoblox, Inc.*	189,255
4,934	Information Services Group, Inc.	19,292
4,731	Inphi Corp.*	88,186
6,185	Insight Enterprises, Inc.*	162,666
20,182	Integrated Device Technology, Inc.*	416,556
4,565	Integrated Silicon Solution, Inc.	75,049
2,533	Interactive Intelligence Group, Inc.*	107,501
5,615	InterDigital, Inc.	296,865
8,206	Internap Corp.*	78,121
19,457	Intersil Corp., Class A	303,335
3,612	Intevac, Inc.*	24,778
5,933	Intralinks Holdings, Inc.*	61,525
10,739	InvenSense, Inc.*	179,019
5,942	Itron, Inc.*	216,764
8,701	Ixia*	99,017
3,694	IXYS Corp.	44,217
7,185	j2 Global, Inc.	483,191
6,430	Jive Software, Inc.*	32,536
6,854	Kemet Corp.*	31,323
3,889	Kimball Electronics, Inc.*	48,690
11,210	Kofax Ltd.*	76,452
9,967	Kopin Corp.*	43,157
2,396	KVH Industries, Inc.*	30,741
17,782	Lattice Semiconductor Corp.*	119,495
9,108	Limelight Networks, Inc.*	30,421
9,766	Lionbridge Technologies, Inc.*	54,983
3,711	Liquidity Services, Inc.*	36,665
3,401	Littelfuse, Inc.	341,188
8,189	LivePerson, Inc.*	94,460
3,669	LogMeIn, Inc.*	193,356
1,185	Luxoft Holding, Inc.*	60,079
2,010	M/A-COM Technology Solutions Holdings, Inc.*	67,777
11,451	Manhattan Associates, Inc.*	570,832
3,619	ManTech International Corp., Class A	119,789
4,962	Marchex, Inc., Class B	20,493
3,979	Marin Software, Inc.*	26,182
3,874	Marketo, Inc.*	108,278
1,746	Mavenir Systems, Inc.*	25,439
10,229	MAXIMUS, Inc.	605,864
4,209	MaxLinear, Inc., Class A*	34,935
4,522	Maxwell Technologies, Inc.*	34,096
14,632	Mentor Graphics Corp.	343,267
5,024	Mercury Systems, Inc.*	85,508
421	Mesa Laboratories, Inc.	31,099
5,730	Methode Electronics, Inc.	222,840
6,740	Micrel, Inc.	100,628
14,349	Microsemi Corp.*	462,612
1,371	MicroStrategy, Inc., Class A*	244,504
11,389	Millennial Media, Inc.*	17,995
8,089	MKS Instruments, Inc.	286,027
1,863	MobileIron, Inc.*	16,637
2,912	Model N, Inc.*	36,021
5,587	ModusLink Global Solutions, Inc.*	20,895
4,408	MoneyGram International, Inc.*	37,446
5,833	Monolithic Power Systems, Inc.	307,574
5,972	Monotype Imaging Holdings, Inc.	191,164
13,752	Monster Worldwide, Inc.*	92,413
2,288	MTS Systems Corp.	165,766
1,354	Multi-Fineline Electronix, Inc.*	25,225

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,611	Nanometrics, Inc.*	$64,565
5,226	NETGEAR, Inc.*	168,486
5,506	NetScout Systems, Inc.*	222,002
8,475	NeuStar, Inc., Class A*	224,757
6,022	Newport Corp.*	120,199
9,854	NIC, Inc.	172,445
1,399	Nimble Storage, Inc.*	35,339
2,209	Numerex Corp., Class A*	24,984
732	NVE Corp.	46,643
14,144	Oclaro, Inc.*	24,752
8,474	OmniVision Technologies, Inc.*	227,188
1,174	OPOWER, Inc.*	17,633
3,013	OSI Systems, Inc.*	218,352
1,442	Park City Group, Inc.*	18,342
3,155	Park Electrochemical Corp.	68,495
14,614	ParkerVision, Inc.*	13,885
985	Paycom Software, Inc.*	31,402
1,461	PC Connection, Inc.	37,431
4,612	PDF Solutions, Inc.*	83,662
5,355	Pegasystems, Inc.	105,975
5,222	Perficient, Inc.*	103,813
3,351	Pericom Semiconductor Corp.	52,276
10,025	Photronics, Inc.*	83,308
6,429	Plantronics, Inc.	324,279
5,125	Plexus Corp.*	206,281
26,196	PMC-Sierra, Inc.*	248,862
20,874	Polycom, Inc.*	288,479
4,596	Power Integrations, Inc.	252,137
4,178	PRGX Global, Inc.*	20,932
3,122	Procera Networks, Inc.*	28,972
7,761	Progress Software Corp.*	212,186
5,589	Proofpoint, Inc.*	316,561
3,553	PROS Holdings, Inc.*	86,942
1,494	Q2 Holdings, Inc.*	29,596
1,053	QAD, Inc., Class A	22,640
13,544	Qlik Technologies, Inc.*	439,367
13,176	QLogic Corp.*	197,772
21,649	Qorvo, Inc.*	1,502,441
3,039	Qualys, Inc.*	139,885
33,142	Quantum Corp.*	54,021
8,332	QuickLogic Corp.*	15,914
5,242	QuinStreet, Inc.*	35,174
3,756	Rally Software Development Corp.*	44,696
17,186	Rambus, Inc.*	206,232
6,075	RealD, Inc.*	79,340
3,469	RealNetworks, Inc.*	24,665
7,826	RealPage, Inc.*	158,320
1,248	Reis, Inc.	30,214
4,652	RetailMeNot, Inc.*	81,084
1,318	Rightside Group Ltd.*	9,305
2,773	Rocket Fuel, Inc.*	27,092
4,236	Rofin-Sinar Technologies, Inc.*	101,537
2,738	Rogers Corp.*	214,331
3,207	Rosetta Stone, Inc.*	33,032
1,196	Rubicon Project, Inc. (The)*	22,521
3,952	Rubicon Technology, Inc.*	17,231
9,796	Ruckus Wireless, Inc.*	124,017
5,021	Rudolph Technologies, Inc.*	61,909
12,438	Sanmina Corp.*	282,343
3,704	Sapiens International Corp. N.V.*	28,521
4,309	ScanSource, Inc.*	156,675
6,007	Science Applications International Corp.	328,463
4,145	SciQuest, Inc.*	72,164
4,966	Seachange International, Inc.*	37,493
10,157	Semtech Corp.*	293,842
10,341	ServiceSource International, Inc.*	38,469
9,447	ShoreTel, Inc.*	70,380
2,299	Shutterstock, Inc.*	130,008
5,221	Silicon Graphics International Corp.*	48,190
11,836	Silicon Image, Inc.*	86,284
6,566	Silicon Laboratories, Inc.*	332,502
5,290	Silver Spring Networks, Inc.*	52,054
7,427	Sonus Networks, Inc.*	126,705
9,122	Spansion, Inc., Class A*	329,122
7,370	Speed Commerce, Inc.*	5,455
2,448	SPS Commerce, Inc.*	168,178
10,292	SS&C Technologies Holdings, Inc.	624,519
2,146	Stamps.com, Inc.*	120,305
5,215	Super Micro Computer, Inc.*	209,539
5,952	Sykes Enterprises, Inc.*	138,384
5,443	Synaptics, Inc.*	467,826
5,331	Synchronoss Technologies, Inc.*	235,950
4,306	SYNNEX Corp.	328,333
4,689	Syntel, Inc.*	231,637
12,612	Take-Two Interactive Software, Inc.*	334,092
5,845	Tangoe, Inc.*	72,536
2,505	TechTarget, Inc.*	30,411
7,274	TeleCommunication Systems, Inc., Class A*	23,277
4,115	Telenav, Inc.*	35,060
2,650	TeleTech Holdings, Inc.*	64,395
862	Tessco Technologies, Inc.	19,266
8,078	Tessera Technologies, Inc.	323,605
2,817	Textura Corp.*	79,468
15,498	TiVo, Inc.*	173,268
1,114	Travelzoo, Inc.*	11,229
5,360	Tremor Video, Inc.*	13,025
1,175	TrueCar, Inc.*	23,383
8,177	TTM Technologies, Inc.*	72,039
534	TubeMogul, Inc.*	7,380
4,988	Tyler Technologies, Inc.*	595,418
4,490	Ubiquiti Networks, Inc.	142,064
4,283	Ultimate Software Group, Inc. (The)*	705,175
4,449	Ultra Clean Holdings, Inc.*	36,749
4,238	Ultratech, Inc.*	76,454
7,722	Unisys Corp.*	174,826
6,126	Universal Display Corp.*	210,673
14,804	Unwired Planet, Inc.*	11,399
805	Varonis Systems, Inc.*	24,866
4,449	VASCO Data Security International, Inc.*	113,983
6,050	Veeco Instruments, Inc.*	184,465
9,037	Verint Systems, Inc.*	550,127
6,251	ViaSat, Inc.*	408,440
782	Viasystems Group, Inc.*	13,693
12,112	Violin Memory, Inc.*	47,600
6,426	VirnetX Holding Corp.*	48,516
3,929	Virtusa Corp.*	154,645
1,923	Vishay Precision Group, Inc.*	28,557
8,341	Vitesse Semiconductor Corp.*	34,365
10,795	Vringo, Inc.*	7,532
7,823	Web.com Group, Inc.*	139,641
5,854	WebMD Health Corp.*	257,869
5,855	WEX, Inc.*	626,426
2,095	Wix.com Ltd.*	38,401
8,028	Xcerra Corp.*	72,894
4,067	XO Group, Inc.*	63,120
4,671	Xoom Corp.*	79,641
1,059	Yodlee, Inc.*	13,651
2,739	YuMe, Inc.*	15,284
1,717	Zendesk, Inc.*	42,444
8,954	Zix Corp.*	35,816
		48,398,218

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Materials — 4.0%

4,413	A. Schulman, Inc.	$187,906
2,837	A.M. Castle & Co.*	9,135
615	AEP Industries, Inc.*	31,156
26,752	AK Steel Holding Corp.*	118,244
19,067	Allied Nevada Gold Corp.*	19,067
4,344	American Vanguard Corp.	48,957
1,254	Ampco-Pittsburgh Corp.	23,512
10,565	Axiall Corp.	489,265
4,596	Balchem Corp.	270,796
13,587	Berry Plastics Group, Inc.*	466,170
5,954	Boise Cascade Co.*	212,022
8,050	Calgon Carbon Corp.*	166,071
7,770	Century Aluminum Co.*	147,397
1,018	Chase Corp.	43,845
10,986	Chemtura Corp.*	288,382
3,086	Clearwater Paper Corp.*	188,431
15,642	Coeur Mining, Inc.*	91,349
17,790	Commercial Metals Co.	267,739
1,678	Deltic Timber Corp.	111,050
10,836	Ferro Corp.*	138,159
8,127	Flotek Industries, Inc.*	138,809
3,289	FutureFuel Corp.	40,455
9,646	Globe Specialty Metals, Inc.	160,606
5,689	Gold Resource Corp.	19,684
49,400	Graphic Packaging Holding Co.*	745,446
7,569	H.B. Fuller Co.	338,334
607	Handy & Harman Ltd.*	25,452
1,604	Hawkins, Inc.	62,540
1,874	Haynes International, Inc.	75,672
11,097	Headwaters, Inc.*	182,213
55,509	Hecla Mining Co.	184,290
8,439	Horsehead Holding Corp.*	108,357
3,315	Innophos Holdings, Inc.	186,071
3,685	Innospec, Inc.	162,766
8,426	Intrepid Potash, Inc.*	118,975
2,724	Kaiser Aluminum Corp.	205,798
12,778	KapStone Paper and Packaging Corp.	440,330
1,452	KMG Chemicals, Inc.	31,465
3,091	Koppers Holdings, Inc.	49,827
4,952	Kraton Performance Polymers, Inc.*	99,931
3,165	Kronos Worldwide, Inc.	38,803
21,324	Louisiana-Pacific Corp.*	358,883
2,921	LSB Industries, Inc.*	109,771
2,102	Marrone Bio Innovations, Inc.*	7,357
3,112	Materion Corp.	113,961
5,210	Minerals Technologies, Inc.	381,528
27,506	Molycorp, Inc.*	25,795
3,963	Myers Industries, Inc.	78,864
2,502	Neenah Paper, Inc.	151,171
6,700	Noranda Aluminum Holding Corp.	22,110
11,938	Olin Corp.	334,742
1,376	Olympic Steel, Inc.	20,764
4,852	OM Group, Inc.	139,689
7,156	OMNOVA Solutions, Inc.*	57,033
6,508	P. H. Glatfelter Co.	159,446
13,463	PolyOne Corp.	535,020
1,999	Quaker Chemical Corp.	162,279
34,406	Rentech, Inc.*	47,136
9,854	Resolute Forest Products, Inc.*	179,737
4,638	RTI International Metals, Inc.*	129,261
1,662	Ryerson Holding Corp.*	10,105
3,977	Schnitzer Steel Industries, Inc., Class A	62,439
4,603	Schweitzer-Mauduit International, Inc.	215,512
6,424	Senomyx, Inc.*	34,176
7,473	Sensient Technologies Corp.	475,358
2,905	Stepan Co.	119,337
18,101	Stillwater Mining Co.*	262,465
10,005	SunCoke Energy, Inc.	182,591
2,964	Trecora Resources*	42,771
3,755	Tredegar Corp.	77,203
1,738	Trinseo S.A.*	31,527
9,286	Tronox Ltd., Class A	200,949
8,123	U.S. Silica Holdings, Inc.	263,266
917	UFP Technologies, Inc.*	21,238
296	United States Lime & Minerals, Inc.	19,980
1,067	Universal Stainless & Alloy Products, Inc.*	24,136
2,143	US Concrete, Inc.*	65,362
9,946	Walter Energy, Inc.	9,598
6,377	Wausau Paper Corp.	59,880
7,776	Worthington Industries, Inc.	209,952
3,474	Zep, Inc.	57,773
		12,194,642
	Telecommunication Services — 0.6%

13,381	8x8, Inc.*	99,153
1,417	Atlantic Tele-Network, Inc.	97,532
3,505	Boingo Wireless, Inc.*	25,516
31,589	Cincinnati Bell, Inc.*	105,823
7,041	Cogent Communications Holdings, Inc.	258,546
7,614	Consolidated Communications Holdings, Inc.	162,026
3,138	FairPoint Communications, Inc.*	53,064
5,426	General Communication, Inc., Class A*	75,259
41,483	Globalstar, Inc.*	107,026
1,600	Hawaiian Telcom Holdco, Inc.*	41,600
2,544	IDT Corp., Class B	53,551
9,174	inContact, Inc.*	107,428
4,902	Inteliquent, Inc.	72,304
4,134	Intelsat S.A.*	51,138
12,180	Iridium Communications, Inc.*	116,684
2,841	Lumos Networks Corp.	48,922
2,694	magicJack VocalTec Ltd.*	20,798
2,560	NTELOS Holdings Corp.	11,571
8,307	ORBCOMM, Inc.*	47,350
7,290	Premiere Global Services, Inc.*	71,005
4,234	RingCentral, Inc., Class A*	66,770
3,641	Shenandoah Telecommunications Co.	105,917
3,273	Spok Holdings, Inc.	60,845
26,323	Vonage Holdings Corp.*	119,506
		1,979,334
	Utilities — 3.1%

4,318	Abengoa Yield PLC	141,587
6,724	ALLETE, Inc.	368,744
5,859	American States Water Co.	235,122
1,173	Artesian Resources Corp., Class A	25,478
18,235	Atlantic Power Corp.	52,881
9,091	Avista Corp.	310,003
6,743	Black Hills Corp.	342,747
7,223	California Water Service Group	183,681
2,199	Chesapeake Utilities Corp.	103,793
9,120	Cleco Corp.	496,402
1,644	Connecticut Water Service, Inc.	60,992
18,567	Dynegy, Inc.*	517,462
6,091	El Paso Electric Co.	230,362
6,528	Empire District Electric Co. (The)	165,485
7,601	IDACORP, Inc.	475,975
6,516	Laclede Group, Inc. (The)	337,268

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5,238	MGE Energy, Inc.	$225,705
2,416	Middlesex Water Co.	56,196
6,367	New Jersey Resources Corp.	398,447
4,100	Northwest Natural Gas Co.	193,725
7,088	NorthWestern Corp.	384,099
3,597	NRG Yield, Inc., Class A	184,562
7,853	ONE Gas, Inc.	326,763
4,975	Ormat Technologies, Inc.	169,647
5,511	Otter Tail Corp.	180,320
6,635	Pattern Energy Group, Inc.	184,586
11,776	Piedmont Natural Gas Co., Inc.	439,245
12,035	PNM Resources, Inc.	343,599
11,813	Portland General Electric Co.	440,507
2,369	SJW Corp.	78,746
4,983	South Jersey Industries, Inc.	282,436
7,026	Southwest Gas Corp.	402,309
453	Spark Energy, Inc., Class A	6,319
4,300	TerraForm Power, Inc., Class A	149,339
8,542	UIL Holdings Corp.	431,798
2,098	Unitil Corp.	71,290
3,113	Vivint Solar, Inc.*	25,122
7,842	WGL Holdings, Inc.	418,371
1,956	York Water Co. (The)	46,298
		9,487,411
	Total Common Stocks (Cost $258,411,087)	269,491,167

No. of Rights
	Rights — 0.1%
4,361	Furiex Pharmaceuticals, Inc., at $30.00*^	42,607
49,993	Leap Wireless International, Inc.*^	125,982
3,327	Omthera Pharmaceuticals, Inc., at $4.70*^	—
	Total Rights (Cost $—)	168,589

No. of Warrants
Warrants — 0.0%‡
9,763	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^	—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Securities (a) — 12.8%
	U.S. Treasury Bills
$16,301,000	0.00%, due 05/28/15	16,300,511
23,000,000	0.00%, due 06/04/15	22,998,528
	Total U.S. Government & Agency Securities (Cost $39,293,304)	39,299,039

	Repurchase Agreements (a)(b) — 6.2%
19,067,108	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $19,067,159	19,067,108
	Total Repurchase Agreements (Cost $19,067,108)	19,067,108

	Total Investment Securities (Cost $316,771,499) — 106.9%	328,025,903
	Liabilities in excess of other assets — (6.9%)	(21,112,843)
	Net Assets — 100.0%	$306,913,060

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 28, 2015, the value of these securities amounted to $168,589 or 0.05% of net assets.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $70,966,013.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,982,698
Aggregate gross unrealized depreciation	(13,452,625)
Net unrealized depreciation	$(4,469,927)
Federal income tax cost of investments	$332,495,830

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of February 28, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	262	03/20/15	$32,257,440	$1,360,677

Cash collateral in the amount of $1,469,820 was pledged to cover margin requirements for open futures contracts as of February 28, 2015.

Swap Agreements

Ultra Russell2000 had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$77,298,148	11/07/16	Bank of America, N.A.	(0.01)%	Russell 2000® Index	$5,303,233
66,175,361	11/06/15	Citibank, N.A.	(0.07)%	Russell 2000® Index	(30,210,284)
1,398,895	11/06/15	Credit Suisse International	(0.08)%	Russell 2000® Index	797,034
411,729	11/06/15	Deutsche Bank AG	(0.27)%	iShares® Russell 2000 ETF	641,364
41,219,799	11/06/15	Deutsche Bank AG	(0.07)%	Russell 2000® Index	(161,530)
19,520,189	01/06/16	Goldman Sachs International	0.04%	Russell 2000® Index	(2,328,983)
2,554,785	11/06/15	Morgan Stanley & Co. International PLC	(0.33)%	iShares® Russell 2000 ETF	721,071
61,474,182	11/06/15	Morgan Stanley & Co. International PLC	(0.03)%	Russell 2000® Index	2,272,757
13,334,084	11/06/15	Societe Generale	0.17%	Russell 2000® Index	(6,603,562)
28,712,762	11/06/15	UBS AG	0.02%	Russell 2000® Index	4,197,736
$312,099,934					$(25,371,164)

(1)	Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra SmallCap600

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 70.3%
	Consumer Discretionary — 10.8%

2,127	Aeropostale, Inc.*	$8,572
464	American Public Education, Inc.*	15,034
348	Arctic Cat, Inc.	12,688
1,150	Barnes & Noble, Inc.*	28,635
489	Big 5 Sporting Goods Corp.	6,249
46	Biglari Holdings, Inc.*	20,020
582	BJ’s Restaurants, Inc.*	30,392
318	Blue Nile, Inc.*	9,534
634	Bob Evans Farms, Inc.	37,140
2,098	Boyd Gaming Corp.*	28,973
1,176	Brown Shoe Co., Inc.	35,280
754	Buckle, Inc. (The)	37,926
509	Buffalo Wild Wings, Inc.*	97,280
2,085	Callaway Golf Co.	18,744
293	Capella Education Co.	18,992
1,609	Career Education Corp.*	8,592
690	Cato Corp. (The), Class A	30,595
570	Children’s Place, Inc. (The)	32,484
993	Christopher & Banks Corp.*	4,965
643	Cracker Barrel Old Country Store, Inc.	97,112
2,217	Crocs, Inc.*	24,720
443	DineEquity, Inc.	48,079
824	Dorman Products, Inc.*	36,347
636	Drew Industries, Inc.*	37,518
807	E.W. Scripps Co. (The), Class A*	18,609
700	Ethan Allen Interiors, Inc.	18,781
1,285	Finish Line, Inc. (The), Class A	31,457
1,137	Francesca’s Holdings Corp.*	17,044
932	Fred’s, Inc., Class A	17,410
502	FTD Cos., Inc.*	17,470
513	G-III Apparel Group Ltd.*	53,983
648	Genesco, Inc.*	47,583
575	Group 1 Automotive, Inc.	46,771
1,151	Harte-Hanks, Inc.	8,920
555	Haverty Furniture Cos., Inc.	12,793
718	Helen of Troy Ltd.*	55,013
672	Hibbett Sports, Inc.*	32,868
1,290	Iconix Brand Group, Inc.*	43,563
1,059	Interval Leisure Group, Inc.	28,593
795	iRobot Corp.*	26,116
1,038	Jack in the Box, Inc.	100,364
400	Kirkland’s, Inc.*	9,508
1,392	La-Z-Boy, Inc.	34,730
614	Lithia Motors, Inc., Class A	57,998
727	Lumber Liquidators Holdings, Inc.*	37,702
658	M/I Homes, Inc.*	14,325
493	Marcus Corp. (The)	9,609
668	MarineMax, Inc.*	16,934
763	Marriott Vacations Worldwide Corp.	58,034
1,227	Men’s Wearhouse, Inc. (The)	61,583
999	Meritage Homes Corp.*	44,465
271	Monarch Casino & Resort, Inc.*	4,932
849	Monro Muffler Brake, Inc.	53,691
487	Movado Group, Inc.	12,511
773	Nutrisystem, Inc.	13,303
508	Outerwall, Inc.	32,776
390	Oxford Industries, Inc.	21,462
799	Papa John’s International, Inc.	49,410
1,438	Pep Boys-Manny Moe & Jack (The)*	12,769
323	Perry Ellis International, Inc.*	7,623
545	PetMed Express, Inc.	8,388
1,612	Pinnacle Entertainment, Inc.*	41,493
1,167	Pool Corp.	80,721
629	Popeyes Louisiana Kitchen, Inc.*	37,746
3,312	Quiksilver, Inc.*	6,955
377	Red Robin Gourmet Burgers, Inc.*	31,468
1,203	Regis Corp.*	19,296
1,664	Ruby Tuesday, Inc.*	10,949
950	Ruth’s Hospitality Group, Inc.	14,497
1,239	Ryland Group, Inc. (The)	56,375
721	Scholastic Corp.	26,684
1,322	Scientific Games Corp., Class A*	17,860
1,432	Select Comfort Corp.*	45,967
596	Sizmek, Inc.*	4,708
1,102	Skechers U.S.A., Inc., Class A*	75,090
894	Sonic Automotive, Inc., Class A	22,109
1,354	Sonic Corp.	43,044
855	Stage Stores, Inc.	18,314
560	Standard Motor Products, Inc.	23,475
4,065	Standard Pacific Corp.*	35,528
761	Stein Mart, Inc.	12,511
1,519	Steven Madden Ltd.*	55,459
293	Strayer Education, Inc.*	17,835
521	Sturm Ruger & Co., Inc.	27,071
623	Superior Industries International, Inc.	12,099
1,680	Texas Roadhouse, Inc.	63,235
1,176	Tuesday Morning Corp.*	22,320
386	Unifi, Inc.*	12,476
425	Universal Electronics, Inc.*	24,017
581	Universal Technical Institute, Inc.	5,717
830	Vitamin Shoppe, Inc.*	35,192
539	VOXX International Corp.*	4,635
725	Winnebago Industries, Inc.	16,827
2,730	Wolverine World Wide, Inc.	83,429
581	Zumiez, Inc.*	22,554
		2,892,618
	Consumer Staples — 2.1%

722	Andersons, Inc. (The)	31,963
1,442	B&G Foods, Inc.	41,313
414	Calavo Growers, Inc.	17,367
806	Cal-Maine Foods, Inc.	30,330
1,038	Casey’s General Stores, Inc.	91,085
1,152	Central Garden and Pet Co., Class A*	11,151
4,427	Darling Ingredients, Inc.*	77,118
709	Diamond Foods, Inc.*	19,108
457	Inter Parfums, Inc.	12,993
401	J&J Snack Foods Corp.	40,577
302	Medifast, Inc.*	9,555
552	Sanderson Farms, Inc.	47,036
190	Seneca Foods Corp., Class A*	5,138
1,398	Snyder’s-Lance, Inc.	43,128
1,008	SpartanNash Co.	26,762
623	Universal Corp.	29,848
370	WD-40 Co.	30,044
		564,516
	Energy — 2.4%

978	Approach Resources, Inc.*	7,560
5,706	Arch Coal, Inc.*	7,475
940	Basic Energy Services, Inc.*	6,994
1,335	Bill Barrett Corp.*	13,403
1,011	Bonanza Creek Energy, Inc.*	27,247
945	Bristow Group, Inc.	58,533
1,235	C&J Energy Services, Inc.*	16,833
528	CARBO Ceramics, Inc.	19,240

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,140	Carrizo Oil & Gas, Inc.*	$54,253
1,640	Cloud Peak Energy, Inc.*	13,596
1,196	Comstock Resources, Inc.	6,219
427	Contango Oil & Gas Co.*	10,047
520	Era Group, Inc.*	11,471
1,835	Exterran Holdings, Inc.	59,582
353	Geospace Technologies Corp.*	6,576
920	Green Plains, Inc.	21,390
359	Gulf Island Fabrication, Inc.	5,755
708	GulfMark Offshore, Inc., Class A	11,640
869	Hornbeck Offshore Services, Inc.*	18,127
3,443	ION Geophysical Corp.*	7,850
713	Matrix Service Co.*	13,262
2,258	Newpark Resources, Inc.*	21,383
1,541	Northern Oil and Gas, Inc.*	13,283
2,278	Paragon Offshore PLC	4,693
964	PDC Energy, Inc.*	49,820
1,923	Penn Virginia Corp.*	12,769
1,579	PetroQuest Energy, Inc.*	4,611
1,715	Pioneer Energy Services Corp.*	9,124
1,309	Rex Energy Corp.*	6,414
474	SEACOR Holdings, Inc.*	34,370
1,510	Stone Energy Corp.*	25,579
1,179	Swift Energy Co.*	3,690
2,374	Synergy Resources Corp.*	28,369
970	Tesco Corp.	10,311
2,140	TETRA Technologies, Inc.*	12,776
		634,245
	Financials — 16.3%

1,817	Acadia Realty Trust (REIT)	62,069
463	Agree Realty Corp. (REIT)	15,200
996	American Assets Trust, Inc. (REIT)	40,856
2,032	American Equity Investment Life Holding Co.	57,892
506	AMERISAFE, Inc.	21,019
1,550	Associated Estates Realty Corp. (REIT)	37,122
2,361	Astoria Financial Corp.	30,976
660	Aviv REIT, Inc. (REIT)	23,747
1,164	Bank Mutual Corp.	8,346
1,877	Bank of the Ozarks, Inc.	68,698
526	Banner Corp.	22,965
2,137	BBCN Bancorp, Inc.	29,384
350	BofI Holding, Inc.*	30,940
2,225	Boston Private Financial Holdings, Inc.	27,924
1,875	Brookline Bancorp, Inc.	18,150
458	Calamos Asset Management, Inc., Class A	5,849
2,575	Capstead Mortgage Corp. (REIT)	30,823
861	Cardinal Financial Corp.	16,850
751	CareTrust REIT, Inc. (REIT)	9,545
776	Cash America International, Inc.	16,746
1,969	Cedar Realty Trust, Inc. (REIT)	14,728
733	Central Pacific Financial Corp.	16,815
1,475	Chesapeake Lodging Trust (REIT)	52,451
409	City Holding Co.	18,875
1,435	Columbia Banking System, Inc.	40,438
1,091	Community Bank System, Inc.	38,752
584	CoreSite Realty Corp. (REIT)	27,705
5,529	Cousins Properties, Inc. (REIT)	59,326
2,589	CVB Financial Corp.	40,518
5,260	DiamondRock Hospitality Co. (REIT)	76,165
812	Dime Community Bancshares, Inc.	12,635
858	EastGroup Properties, Inc. (REIT)	54,054
1,277	Education Realty Trust, Inc. (REIT)	44,772
479	eHealth, Inc.*	4,359
846	Employers Holdings, Inc.	19,957
643	Encore Capital Group, Inc.*	25,701
710	Enova International, Inc.*	16,394
1,536	EPR Properties (REIT)	93,711
968	Evercore Partners, Inc., Class A	49,591
1,311	EZCORP, Inc., Class A*	13,687
1,397	Financial Engines, Inc.	56,299
2,805	First BanCorp./Puerto Rico*	18,485
761	First Cash Financial Services, Inc.*	36,635
2,465	First Commonwealth Financial Corp.	20,903
1,650	First Financial Bancorp	28,759
1,722	First Financial Bankshares, Inc.	45,237
2,024	First Midwest Bancorp, Inc./IL	34,610
4,663	FNB Corp./PA	59,826
938	Forestar Group, Inc.*	13,488
2,397	Franklin Street Properties Corp. (REIT)	30,274
1,141	FXCM, Inc., Class A	2,408
1,993	Geo Group, Inc. (The) (REIT)	85,998
701	Getty Realty Corp. (REIT)	12,646
2,017	Glacier Bancorp, Inc.	48,993
1,891	Government Properties Income Trust (REIT)	44,230
973	Green Dot Corp., Class A*	15,091
711	Greenhill & Co., Inc.	27,523
857	Hanmi Financial Corp.	16,909
245	HCI Group, Inc.	11,593
2,639	Healthcare Realty Trust, Inc. (REIT)	75,317
881	HFF, Inc., Class A	31,346
1,579	Home BancShares, Inc./AR	49,975
1,127	Horace Mann Educators Corp.	36,323
702	Independent Bank Corp./MA	29,358
309	Infinity Property & Casualty Corp.	23,963
2,368	Inland Real Estate Corp. (REIT)	25,338
1,571	Interactive Brokers Group, Inc., Class A	50,068
935	Investment Technology Group, Inc.*	21,056
2,244	Kite Realty Group Trust (REIT)	63,550
978	LegacyTexas Financial Group, Inc.	22,494
5,618	Lexington Realty Trust (REIT)	60,843
937	LTC Properties, Inc. (REIT)	41,818
1,005	MarketAxess Holdings, Inc.	79,988
1,728	MB Financial, Inc.	53,896
1,252	Meadowbrook Insurance Group, Inc.	10,467
5,442	Medical Properties Trust, Inc. (REIT)	82,392
991	Montpelier Re Holdings Ltd.	35,716
3,327	National Penn Bancshares, Inc.	35,699
292	Navigators Group, Inc. (The)*	21,815
1,175	NBT Bancorp, Inc.	28,212
2,552	Northwest Bancshares, Inc.	30,152
1,201	OFG Bancorp	20,957
2,875	Old National Bancorp/IN	40,509
1,024	Oritani Financial Corp.	14,653
2,263	Parkway Properties, Inc./MD (REIT)	39,851
1,849	Pennsylvania Real Estate Investment Trust (REIT)	42,120
891	Pinnacle Financial Partners, Inc.	37,422
438	Piper Jaffray Cos.*	23,981
1,464	Post Properties, Inc. (REIT)	83,258
1,346	PRA Group, Inc.*	67,421
1,890	PrivateBancorp, Inc.	65,640
1,537	ProAssurance Corp.	69,150

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,448	Provident Financial Services, Inc.	$26,354
521	PS Business Parks, Inc. (REIT)	43,337
2,499	Retail Opportunity Investments Corp. (REIT)	41,858
995	RLI Corp.	48,148
801	S&T Bancorp, Inc.	22,692
1,593	Sabra Health Care REIT, Inc. (REIT)	52,075
339	Safety Insurance Group, Inc.	19,832
303	Saul Centers, Inc. (REIT)	16,323
1,517	Selective Insurance Group, Inc.	41,308
426	Simmons First National Corp., Class A	17,445
592	Southside Bancshares, Inc.	16,996
907	Sovran Self Storage, Inc. (REIT)	83,462
2,416	Sterling Bancorp/DE	33,148
596	Stewart Information Services Corp.	22,427
2,311	Summit Hotel Properties, Inc. (REIT)	30,343
4,873	Susquehanna Bancshares, Inc.	65,347
1,229	Texas Capital Bancshares, Inc.*	57,062
317	Tompkins Financial Corp.	16,468
2,551	TrustCo Bank Corp./NY	17,245
1,015	UMB Financial Corp.	52,313
1,711	United Bankshares, Inc./WV	64,077
1,215	United Community Banks, Inc./GA	23,109
566	United Fire Group, Inc.	16,323
434	United Insurance Holdings Corp.	10,594
348	Universal Health Realty Income Trust (REIT)	17,689
783	Universal Insurance Holdings, Inc.	19,497
740	Urstadt Biddle Properties, Inc., Class A (REIT)	16,813
190	Virtus Investment Partners, Inc.	25,074
696	Westamerica Bancorp.	29,977
1,894	Wilshire Bancorp, Inc.	18,012
1,256	Wintrust Financial Corp.	59,145
242	World Acceptance Corp.*	19,871
		4,364,754
	Health Care — 8.5%

569	Abaxis, Inc.	34,663
989	Abiomed, Inc.*	60,121
1,128	Acorda Therapeutics, Inc.*	38,172
1,978	Affymetrix, Inc.*	23,143
959	Air Methods Corp.*	50,817
640	Albany Molecular Research, Inc.*	10,381
211	Almost Family, Inc.*	7,516
897	Amedisys, Inc.*	27,063
1,253	AMN Healthcare Services, Inc.*	28,268
1,294	Amsurg Corp.*	77,769
333	Analogic Corp.	28,858
687	AngioDynamics, Inc.*	12,778
219	ANI Pharmaceuticals, Inc.*	14,752
390	Anika Therapeutics, Inc.*	15,569
663	Bio-Reference Laboratories, Inc.*	23,165
833	Cambrex Corp.*	28,530
949	Cantel Medical Corp.	43,085
457	Chemed Corp.	53,231
280	Computer Programs & Systems, Inc.	14,728
740	CONMED Corp.	37,962
239	CorVel Corp.*	8,468
790	Cross Country Healthcare, Inc.*	10,238
676	CryoLife, Inc.	7,084
707	Cyberonics, Inc.*	48,430
582	Cynosure, Inc., Class A*	17,704
1,579	Depomed, Inc.*	34,659
787	Emergent Biosolutions, Inc.*	23,586
603	Ensign Group, Inc. (The)	26,574
915	ExamWorks Group, Inc.*	36,966
672	Greatbatch, Inc.*	35,710
1,380	Haemonetics Corp.*	61,355
949	Hanger, Inc.*	24,570
572	HealthStream, Inc.*	14,803
951	Healthways, Inc.*	21,283
363	ICU Medical, Inc.*	32,274
1,781	Impax Laboratories, Inc.*	71,757
679	Integra LifeSciences Holdings Corp.*	40,747
786	Invacare Corp.	14,910
463	IPC Healthcare, Inc.*	20,020
2,127	Kindred Healthcare, Inc.	45,135
257	Landauer, Inc.	9,802
711	Lannett Co., Inc.*	44,366
330	LHC Group, Inc.*	11,154
490	Ligand Pharmaceuticals, Inc.*	26,984
1,025	Luminex Corp.*	16,134
743	Magellan Health, Inc.*	47,604
1,282	Masimo Corp.*	37,781
1,618	MedAssets, Inc.*	31,082
1,758	Medicines Co. (The)*	50,569
1,458	Medidata Solutions, Inc.*	70,144
1,119	Meridian Bioscience, Inc.	22,156
1,167	Merit Medical Systems, Inc.*	22,885
846	Molina Healthcare, Inc.*	53,882
1,255	Momenta Pharmaceuticals, Inc.*	17,131
875	Natus Medical, Inc.*	31,316
993	Neogen Corp.*	50,792
1,264	NuVasive, Inc.*	57,828
957	Omnicell, Inc.*	33,543
1,479	PAREXEL International Corp.*	95,336
810	PharMerica Corp.*	20,250
1,402	Prestige Brands Holdings, Inc.*	54,033
320	Providence Service Corp. (The)*	14,720
1,183	Quality Systems, Inc.	20,561
827	Repligen Corp.*	21,262
609	Sagent Pharmaceuticals, Inc.*	16,553
2,604	Select Medical Holdings Corp.	35,310
1,555	Spectrum Pharmaceuticals, Inc.*	9,688
346	SurModics, Inc.*	8,321
421	Vascular Solutions, Inc.*	12,285
1,910	West Pharmaceutical Services, Inc.	104,515
		2,274,831
	Industrials — 11.3%

1,127	AAON, Inc.	25,369
1,019	AAR Corp.	29,959
1,394	ABM Industries, Inc.	43,339
734	Aceto Corp.	15,715
1,658	Actuant Corp., Class A	42,180
1,005	Aegion Corp.*	18,180
539	Aerovironment, Inc.*	14,774
772	Albany International Corp., Class A	29,112
367	Allegiant Travel Co.	67,389
211	American Science & Engineering, Inc.	11,033
336	American Woodmark Corp.*	17,694
779	Apogee Enterprises, Inc.	35,717
1,110	Applied Industrial Technologies, Inc.	48,629
651	ArcBest Corp.	27,264
505	Astec Industries, Inc.	21,599

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
667	Atlas Air Worldwide Holdings, Inc.*	$30,248
690	AZZ, Inc.	31,340
1,317	Barnes Group, Inc.	52,706
1,281	Brady Corp., Class A	34,536
1,219	Briggs & Stratton Corp.	25,404
1,306	Brink’s Co. (The)	36,751
390	CDI Corp.	7,176
591	Celadon Group, Inc.	15,514
475	CIRCOR International, Inc.	25,493
1,001	Comfort Systems USA, Inc.	18,719
585	Cubic Corp.	30,578
1,291	Curtiss-Wright Corp.	93,701
346	DXP Enterprises, Inc.*	15,847
915	Dycom Industries, Inc.*	40,580
1,740	EMCOR Group, Inc.	76,612
501	Encore Wire Corp.	18,682
1,219	EnerSys	79,601
473	Engility Holdings, Inc.	17,075
645	EnPro Industries, Inc.	42,422
707	ESCO Technologies, Inc.	27,248
346	Exponent, Inc.	29,939
1,682	Federal Signal Corp.	27,736
818	Forward Air Corp.	43,763
1,061	Franklin Electric Co., Inc.	38,705
536	G&K Services, Inc., Class A	38,587
1,685	GenCorp, Inc.*	32,521
1,308	General Cable Corp.	19,672
778	Gibraltar Industries, Inc.*	11,405
1,132	Griffon Corp.	18,474
1,900	Healthcare Services Group, Inc.	63,783
1,486	Heartland Express, Inc.	37,403
441	Heidrick & Struggles International, Inc.	10,558
1,687	Hillenbrand, Inc.	53,478
935	Hub Group, Inc., Class A*	37,746
606	Insperity, Inc.	31,391
1,781	Interface, Inc.	35,958
783	John Bean Technologies Corp.	27,060
729	Kaman Corp.	30,254
800	Kelly Services, Inc., Class A	13,848
1,636	Knight Transportation, Inc.	54,086
1,352	Korn/Ferry International*	41,371
328	Lindsay Corp.	28,726
461	Lydall, Inc.*	14,687
1,157	Matson, Inc.	45,667
795	Matthews International Corp., Class A	38,454
1,239	Mobile Mini, Inc.	51,406
1,093	Moog, Inc., Class A*	82,478
1,529	Mueller Industries, Inc.	53,225
132	National Presto Industries, Inc.	8,004
1,303	Navigant Consulting, Inc.*	18,229
1,266	On Assignment, Inc.*	48,374
740	Orion Marine Group, Inc.*	7,548
1,280	PGT, Inc.*	13,018
249	Powell Industries, Inc.	8,401
1,009	Quanex Building Products Corp.	19,766
1,024	Resources Connection, Inc.	18,145
744	Roadrunner Transportation Systems, Inc.*	19,098
665	Saia, Inc.*	30,610
1,118	Simpson Manufacturing Co., Inc.	40,472
1,376	SkyWest, Inc.	20,117
343	Standex International Corp.	24,868
1,412	TASER International, Inc.*	33,154
495	Tennant Co.	32,358
1,683	Tetra Tech, Inc.	42,799
1,441	Titan International, Inc.	14,381
1,496	Toro Co. (The)	101,204
1,143	TrueBlue, Inc.*	26,300
420	UniFirst Corp.	49,909
1,046	United Stationers, Inc.	42,248
537	Universal Forest Products, Inc.	29,025
581	US Ecology, Inc.	28,364
2,466	UTi Worldwide, Inc.*	32,255
219	Veritiv Corp.*	11,092
539	Viad Corp.	14,316
446	Vicor Corp.*	5,878
884	WageWorks, Inc.*	50,786
765	Watts Water Technologies, Inc., Class A	42,060
		3,013,346
	Information Technology — 11.8%

1,460	ADTRAN, Inc.	31,434
1,013	Advanced Energy Industries, Inc.*	26,966
399	Agilysys, Inc.*	3,946
733	Anixter International, Inc.*	57,826
388	Badger Meter, Inc.	22,659
287	Bel Fuse, Inc., Class B	5,479
1,428	Benchmark Electronics, Inc.*	33,501
415	Black Box Corp.	9,126
1,244	Blackbaud, Inc.	56,478
1,102	Blucora, Inc.*	16,332
1,027	Bottomline Technologies (de), Inc.*	27,195
1,799	Brooks Automation, Inc.	21,588
640	Cabot Microelectronics Corp.*	33,158
640	CACI International, Inc., Class A*	55,866
972	CalAmp Corp.*	18,614
1,197	Cardtronics, Inc.*	43,798
543	CEVA, Inc.*	10,811
1,124	Checkpoint Systems, Inc.*	15,174
1,898	Ciber, Inc.*	7,440
1,698	Cirrus Logic, Inc.*	51,127
675	Coherent, Inc.*	43,362
686	Cohu, Inc.	7,471
919	comScore, Inc.*	47,411
436	Comtech Telecommunications Corp.	15,583
923	CSG Systems International, Inc.	27,607
900	CTS Corp.	15,714
1,054	Daktronics, Inc.	10,782
1,191	Dealertrack Technologies, Inc.*	47,366
1,000	Dice Holdings, Inc.*	8,760
668	Digi International, Inc.*	7,067
985	Diodes, Inc.*	28,063
581	DSP Group, Inc.*	6,560
462	DTS, Inc.*	13,615
789	Ebix, Inc.	20,735
715	Electro Scientific Industries, Inc.	4,941
1,264	Electronics For Imaging, Inc.*	51,318
2,421	Entropic Communications, Inc.*	7,142
842	EPIQ Systems, Inc.	14,819
1,265	Exar Corp.*	13,561
839	ExlService Holdings, Inc.*	29,281
798	Fabrinet*	14,324
464	FARO Technologies, Inc.*	27,826
294	Forrester Research, Inc.	11,060
2,367	Harmonic, Inc.*	18,486
974	Heartland Payment Systems, Inc.	47,755
955	IGATE Corp.*	40,874
1,398	II-VI, Inc.*	24,451
1,101	Insight Enterprises, Inc.*	28,956

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
453	Interactive Intelligence Group, Inc.*	$19,225
1,580	Ixia*	17,980
1,221	j2 Global, Inc.	82,112
1,630	Kopin Corp.*	7,058
2,069	Kulicke & Soffa Industries, Inc.*	33,104
660	Liquidity Services, Inc.*	6,521
604	Littelfuse, Inc.	60,593
1,337	LivePerson, Inc.*	15,422
655	LogMeIn, Inc.*	34,519
2,006	Manhattan Associates, Inc.*	99,999
631	ManTech International Corp., Class A	20,886
1,770	MAXIMUS, Inc.	104,837
866	Mercury Systems, Inc.*	14,739
1,026	Methode Electronics, Inc.	39,901
1,203	Micrel, Inc.	17,961
2,555	Microsemi Corp.*	82,373
243	MicroStrategy, Inc., Class A*	43,337
1,426	MKS Instruments, Inc.	50,423
969	Monolithic Power Systems, Inc.	51,095
1,053	Monotype Imaging Holdings, Inc.	33,707
2,384	Monster Worldwide, Inc.*	16,021
406	MTS Systems Corp.	29,415
649	Nanometrics, Inc.*	11,604
930	NETGEAR, Inc.*	29,983
1,008	NetScout Systems, Inc.*	40,643
1,071	Newport Corp.*	21,377
1,632	NIC, Inc.	28,560
501	OSI Systems, Inc.*	36,307
563	Park Electrochemical Corp.	12,223
925	Perficient, Inc.*	18,389
534	Pericom Semiconductor Corp.	8,330
904	Plexus Corp.*	36,386
794	Power Integrations, Inc.	43,559
1,349	Progress Software Corp.*	36,882
2,369	QLogic Corp.*	35,559
931	QuinStreet, Inc.*	6,247
754	Rofin-Sinar Technologies, Inc.*	18,073
492	Rogers Corp.*	38,514
892	Rudolph Technologies, Inc.*	10,998
2,217	Sanmina Corp.*	50,326
767	ScanSource, Inc.*	27,888
393	Stamps.com, Inc.*	22,032
939	Super Micro Computer, Inc.*	37,729
1,047	Sykes Enterprises, Inc.*	24,343
992	Synaptics, Inc.*	85,262
967	Synchronoss Technologies, Inc.*	42,799
751	SYNNEX Corp.	57,264
2,261	Take-Two Interactive Software, Inc.*	59,894
981	Tangoe, Inc.*	12,174
472	TeleTech Holdings, Inc.*	11,470
1,262	Tessera Technologies, Inc.	50,556
1,434	TTM Technologies, Inc.*	12,634
760	Ultratech, Inc.*	13,710
789	VASCO Data Security International, Inc.*	20,214
1,081	Veeco Instruments, Inc.*	32,960
1,158	ViaSat, Inc.*	75,664
722	Virtusa Corp.*	28,418
650	XO Group, Inc.*	10,088
		3,173,695
	Materials — 4.0%

783	A. Schulman, Inc.	33,340
468	A.M. Castle & Co.*	1,507
4,760	AK Steel Holding Corp.*	21,039
681	American Vanguard Corp.	7,675
826	Balchem Corp.	48,668
1,059	Boise Cascade Co.*	37,711
1,430	Calgon Carbon Corp.*	29,501
1,387	Century Aluminum Co.*	26,311
525	Clearwater Paper Corp.*	32,057
298	Deltic Timber Corp.	19,722
1,348	Flotek Industries, Inc.*	23,024
599	FutureFuel Corp.	7,368
1,725	Globe Specialty Metals, Inc.	28,721
1,352	H.B. Fuller Co.	60,434
254	Hawkins, Inc.	9,903
334	Haynes International, Inc.	13,487
1,976	Headwaters, Inc.*	32,446
584	Innophos Holdings, Inc.	32,780
1,512	Intrepid Potash, Inc.*	21,349
478	Kaiser Aluminum Corp.	36,113
2,271	KapStone Paper and Packaging Corp.	78,259
551	Koppers Holdings, Inc.	8,882
882	Kraton Performance Polymers, Inc.*	17,799
523	LSB Industries, Inc.*	19,654
542	Materion Corp.	19,848
669	Myers Industries, Inc.	13,313
447	Neenah Paper, Inc.	27,008
245	Olympic Steel, Inc.	3,697
828	OM Group, Inc.	23,838
1,154	P. H. Glatfelter Co.	28,273
357	Quaker Chemical Corp.	28,981
1,146	Rayonier Advanced Materials, Inc.	21,270
826	RTI International Metals, Inc.*	23,021
819	Schweitzer-Mauduit International, Inc.	38,346
514	Stepan Co.	21,115
3,230	Stillwater Mining Co.*	46,835
1,780	SunCoke Energy, Inc.	32,485
688	Tredegar Corp.	14,145
1,449	U.S. Silica Holdings, Inc.	46,962
1,344	Wausau Paper Corp.	12,620
621	Zep, Inc.	10,327
		1,059,834
	Telecommunication Services — 0.5%

2,405	8x8, Inc.*	17,821
270	Atlantic Tele-Network, Inc.	18,584
5,624	Cincinnati Bell, Inc.*	18,840
1,261	Consolidated Communications Holdings, Inc.	26,834
820	General Communication, Inc., Class A*	11,373
2,113	Iridium Communications, Inc.*	20,243
507	Lumos Networks Corp.	8,731
583	Spok Holdings, Inc.	10,838
		133,264
	Utilities — 2.6%

1,031	ALLETE, Inc.	56,540
1,032	American States Water Co.	41,414
1,539	Avista Corp.	52,480
1,085	El Paso Electric Co.	41,035
1,162	Laclede Group, Inc. (The)	60,145
1,136	New Jersey Resources Corp.	71,091
731	Northwest Natural Gas Co.	34,540
1,234	NorthWestern Corp.	66,870
2,106	Piedmont Natural Gas Co., Inc.	78,554

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
904	South Jersey Industries, Inc.	$51,239
1,250	Southwest Gas Corp.	71,575
1,520	UIL Holdings Corp.	76,836
		702,319
	Total Common Stocks
	(Cost $19,207,789)	18,813,422

Principal Amount
	Repurchase Agreements (a)(b) — 6.8%
$1,830,386	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $1,830,391	1,830,386
	Total Repurchase Agreements (Cost $1,830,386)	1,830,386

	Total Investment Securities
	(Cost $21,038,175) — 77.1%	20,643,808
	Other assets less liabilities — 22.9%	6,125,534
	Net Assets — 100.0%	$26,769,342

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $1,888,871.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,379,140
Aggregate gross unrealized depreciation	(1,854,896)
Net unrealized depreciation	$(475,756)
Federal income tax cost of investments	$21,119,564

Swap Agreements

Ultra SmallCap600 had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$8,332,218	01/06/16	Bank of America, N.A.	0.42%	S&P SmallCap 600® Index	$1,934,010
9,480,735	11/06/15	Citibank, N.A.	0.14%	S&P SmallCap 600® Index	954,064
4,014,705	11/06/15	Credit Suisse International	(0.03)%	S&P SmallCap 600® Index	408,988
142,638	01/06/16	Deutsche Bank AG	(0.07)%	iShares® Core S&P Small-Cap ETF	14,788
5,899,704	11/06/15	Deutsche Bank AG	(0.07)%	S&P SmallCap 600® Index	237,663
5,497,117	11/06/15	Morgan Stanley & Co. International PLC	0.32%	S&P SmallCap 600® Index	921,468
1,352,857	11/06/15	Societe Generale	0.57%	S&P SmallCap 600® Index	1,573,182
$34,719,974					$6,044,163

(1)	Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro S&P500®

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 65.9%
	Consumer Discretionary — 8.2%

13,168	Amazon.com, Inc.*	$5,005,947
2,589	AutoNation, Inc.*	159,224
1,116	AutoZone, Inc.*	717,231
6,428	Bed Bath & Beyond, Inc.*	479,915
10,101	Best Buy Co., Inc.	384,848
7,892	BorgWarner, Inc.	485,042
7,600	Cablevision Systems Corp., Class A	142,728
7,470	CarMax, Inc.*	501,312
15,622	Carnival Corp.	687,212
16,545	CBS Corp. (Non-Voting), Class B	977,810
1,070	Chipotle Mexican Grill, Inc.*	711,518
9,557	Coach, Inc.	416,207
89,374	Comcast Corp., Class A	5,307,028
11,510	D.R. Horton, Inc.	314,338
4,305	Darden Restaurants, Inc.	275,520
10,268	Delphi Automotive PLC	809,529
17,415	DIRECTV*	1,542,969
5,152	Discovery Communications, Inc., Class A*	166,410
9,472	Discovery Communications, Inc., Class C*	288,991
10,531	Dollar General Corp.*	764,761
7,140	Dollar Tree, Inc.*	568,915
3,423	Expedia, Inc.	314,060
3,338	Family Dollar Stores, Inc.	262,834
133,508	Ford Motor Co.	2,181,521
1,557	Fossil Group, Inc.*	133,918
3,763	GameStop Corp., Class A	139,118
7,831	Gannett Co., Inc.	277,217
9,263	Gap, Inc. (The)	385,341
4,178	Garmin Ltd.	207,354
46,817	General Motors Co.	1,746,742
5,302	Genuine Parts Co.	509,416
9,530	Goodyear Tire & Rubber Co. (The)	254,737
9,547	H&R Block, Inc.	326,030
7,438	Harley-Davidson, Inc.	472,834
2,380	Harman International Industries, Inc.	328,416
3,931	Hasbro, Inc.	244,960
45,715	Home Depot, Inc. (The)	5,245,796
14,510	Interpublic Group of Cos., Inc. (The)	323,573
23,109	Johnson Controls, Inc.	1,174,168
7,008	Kohl’s Corp.	517,190
8,536	L Brands, Inc.	784,117
4,775	Leggett & Platt, Inc.	215,114
6,195	Lennar Corp., Class A	311,051
33,750	Lowe’s Cos., Inc.	2,500,538
11,982	Macy’s, Inc.	763,493
7,369	Marriott International, Inc., Class A	612,364
11,753	Mattel, Inc.	309,339
33,763	McDonald’s Corp.	3,339,161
7,142	Michael Kors Holdings Ltd.*	481,442
2,148	Mohawk Industries, Inc.*	395,984
2,085	Netflix, Inc.*	990,187
9,402	Newell Rubbermaid, Inc.	369,405
17,306	News Corp., Class A*	298,961
24,206	NIKE, Inc., Class B	2,350,887
4,889	Nordstrom, Inc.	393,222
8,612	Omnicom Group, Inc.	684,998
3,518	O’Reilly Automotive, Inc.*	732,201
3,447	PetSmart, Inc.	285,791
1,815	Priceline Group, Inc. (The)*	2,246,026
11,578	PulteGroup, Inc.	261,200
2,859	PVH Corp.	304,569
2,093	Ralph Lauren Corp.	287,599
7,276	Ross Stores, Inc.	769,874
5,793	Royal Caribbean Cruises Ltd.	442,701
3,519	Scripps Networks Interactive, Inc., Class A	254,424
22,198	Staples, Inc.	372,149
25,964	Starbucks Corp.	2,427,245
6,195	Starwood Hotels & Resorts Worldwide, Inc.	497,644
22,098	Target Corp.	1,697,789
3,905	Tiffany & Co.	344,499
9,735	Time Warner Cable, Inc.	1,499,677
29,084	Time Warner, Inc.	2,380,816
23,898	TJX Cos., Inc. (The)	1,640,359
4,710	Tractor Supply Co.	415,045
3,869	TripAdvisor, Inc.*	345,308
64,322	Twenty-First Century Fox, Inc., Class A	2,251,270
5,781	Under Armour, Inc., Class A*	445,195
3,467	Urban Outfitters, Inc.*	135,074
11,986	VF Corp.	918,847
12,819	Viacom, Inc., Class B	896,561
54,116	Walt Disney Co. (The)	5,632,393
2,699	Whirlpool Corp.	572,053
4,276	Wyndham Worldwide Corp.	391,168
2,812	Wynn Resorts Ltd.	400,710
15,180	Yum! Brands, Inc.	1,231,250
		80,632,380
	Consumer Staples — 6.5%

68,568	Altria Group, Inc.	3,859,693
22,330	Archer-Daniels-Midland Co.	1,069,160
15,081	Avon Products, Inc.	128,339
5,430	Brown-Forman Corp., Class B	497,877
6,216	Campbell Soup Co.	289,603
4,490	Clorox Co. (The)	487,794
136,754	Coca-Cola Co. (The)	5,921,448
7,712	Coca-Cola Enterprises, Inc.	356,294
29,712	Colgate-Palmolive Co.	2,104,204
14,734	ConAgra Foods, Inc.	515,395
5,822	Constellation Brands, Inc., Class A*	667,900
15,193	Costco Wholesale Corp.	2,232,763
39,772	CVS Health Corp.	4,131,118
6,746	Dr. Pepper Snapple Group, Inc.	531,517
7,772	Estee Lauder Cos., Inc. (The), Class A	642,511
20,943	General Mills, Inc.	1,126,524
5,133	Hershey Co. (The)	532,703
4,663	Hormel Foods Corp.	272,832
3,535	J.M. Smucker Co. (The)	407,762
8,739	Kellogg Co.	563,491
4,219	Keurig Green Mountain, Inc.	538,260
12,917	Kimberly-Clark Corp.	1,416,478
20,426	Kraft Foods Group, Inc.	1,308,490
17,032	Kroger Co. (The)	1,211,827
12,489	Lorillard, Inc.	854,497
4,484	McCormick & Co., Inc. (Non-Voting)	338,004
7,009	Mead Johnson Nutrition Co.	734,263
5,526	Molson Coors Brewing Co., Class B	419,368

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
58,277	Mondelez International, Inc., Class A	$2,152,461
4,999	Monster Beverage Corp.*	705,459
51,914	PepsiCo, Inc.	5,138,448
53,903	Philip Morris International, Inc.	4,471,793
93,734	Procter & Gamble Co. (The)	7,979,575
10,687	Reynolds American, Inc.	808,151
20,394	Sysco Corp.	795,162
10,164	Tyson Foods, Inc., Class A	419,875
30,250	Walgreens Boots Alliance, Inc.	2,513,170
54,788	Wal-Mart Stores, Inc.	4,598,357
12,477	Whole Foods Market, Inc.	704,826
		63,447,392
	Energy — 5.4%

17,574	Anadarko Petroleum Corp.	1,480,258
13,062	Apache Corp.	860,002
15,016	Baker Hughes, Inc.	938,650
14,324	Cabot Oil & Gas Corp.	415,396
6,851	Cameron International Corp.*	322,545
18,000	Chesapeake Energy Corp.	300,240
65,578	Chevron Corp.	6,995,861
3,031	Cimarex Energy Co.	332,440
42,699	ConocoPhillips	2,783,975
7,990	CONSOL Energy, Inc.	257,278
12,231	Denbury Resources, Inc.	102,740
13,345	Devon Energy Corp.	821,919
2,331	Diamond Offshore Drilling, Inc.	70,932
8,129	Ensco PLC, Class A	198,917
19,010	EOG Resources, Inc.	1,705,577
5,254	EQT Corp.	419,322
146,894	Exxon Mobil Corp.	13,005,995
8,111	FMC Technologies, Inc.*	323,872
29,400	Halliburton Co.	1,262,436
3,752	Helmerich & Payne, Inc.	251,609
8,813	Hess Corp.	661,680
58,941	Kinder Morgan, Inc.	2,417,170
23,416	Marathon Oil Corp.	652,370
9,727	Marathon Petroleum Corp.	1,021,335
5,786	Murphy Oil Corp.	294,450
10,038	Nabors Industries Ltd.	128,587
14,930	National Oilwell Varco, Inc.	811,445
4,758	Newfield Exploration Co.*	157,157
8,734	Noble Corp. PLC	145,334
12,502	Noble Energy, Inc.	590,469
26,903	Occidental Petroleum Corp.	2,095,206
7,230	ONEOK, Inc.	320,000
19,201	Phillips 66	1,506,510
5,164	Pioneer Natural Resources Co.	787,613
5,749	QEP Resources, Inc.	123,489
5,854	Range Resources Corp.	290,007
44,639	Schlumberger Ltd.	3,756,818
13,157	Southwestern Energy Co.*	329,978
23,276	Spectra Energy Corp.	826,065
4,382	Tesoro Corp.	402,443
11,811	Transocean Ltd.	190,511
18,082	Valero Energy Corp.	1,115,479
23,334	Williams Cos., Inc. (The)	1,144,299
		52,618,379
	Financials — 10.5%

11,508	ACE Ltd.	1,312,027
1,926	Affiliated Managers Group, Inc.*	416,825
15,629	Aflac, Inc.	972,905
14,547	Allstate Corp. (The)	1,027,018
30,869	American Express Co.	2,518,602
48,558	American International Group, Inc.	2,686,714
13,749	American Tower Corp. (REIT)	1,363,076
6,402	Ameriprise Financial, Inc.	855,499
9,894	Aon PLC	992,962
5,356	Apartment Investment & Management Co., Class A (REIT)	201,814
2,441	Assurant, Inc.	149,560
4,579	AvalonBay Communities, Inc. (REIT)	770,829
364,814	Bank of America Corp.	5,767,709
39,048	Bank of New York Mellon Corp. (The)	1,528,339
24,991	BB&T Corp.	950,908
63,256	Berkshire Hathaway, Inc., Class B*	9,324,567
4,423	BlackRock, Inc.	1,642,791
5,313	Boston Properties, Inc. (REIT)	730,059
19,287	Capital One Financial Corp.	1,518,080
9,701	CBRE Group, Inc., Class A*	332,356
39,859	Charles Schwab Corp. (The)	1,169,463
8,175	Chubb Corp. (The)	821,179
5,101	Cincinnati Financial Corp.	269,129
105,090	Citigroup, Inc.	5,508,818
10,985	CME Group, Inc.	1,053,791
6,240	Comerica, Inc.	285,667
11,590	Crown Castle International Corp. (REIT)	1,000,333
15,731	Discover Financial Services	959,276
10,025	E*TRADE Financial Corp.*	261,001
12,567	Equity Residential (REIT)	968,036
2,219	Essex Property Trust, Inc. (REIT)	493,572
28,585	Fifth Third Bancorp	553,406
13,604	Franklin Resources, Inc.	732,303
21,772	General Growth Properties, Inc. (REIT)	631,606
17,220	Genworth Financial, Inc., Class A*	133,455
14,047	Goldman Sachs Group, Inc. (The)	2,665,980
14,971	Hartford Financial Services Group, Inc. (The)	613,212
15,930	HCP, Inc. (REIT)	674,795
11,364	Health Care REIT, Inc. (REIT)	876,278
26,271	Host Hotels & Resorts, Inc. (REIT)	551,691
16,689	Hudson City Bancorp, Inc.	162,885
28,255	Huntington Bancshares, Inc./OH	309,110
3,913	Intercontinental Exchange, Inc.	920,964
14,942	Invesco Ltd.	601,714
6,466	Iron Mountain, Inc. (REIT)	237,626
129,677	JPMorgan Chase & Co.	7,946,607
30,056	KeyCorp	418,680
14,277	Kimco Realty Corp. (REIT)	375,200
3,483	Legg Mason, Inc.	199,471
10,995	Leucadia National Corp.	260,911
9,006	Lincoln National Corp.	519,106
10,385	Loews Corp.	425,889
4,584	M&T Bank Corp.	554,664
4,880	Macerich Co. (The) (REIT)	408,212
18,764	Marsh & McLennan Cos., Inc.	1,067,484
9,420	McGraw Hill Financial, Inc.	971,202
39,403	MetLife, Inc.	2,002,854
6,364	Moody’s Corp.	616,926
52,963	Morgan Stanley	1,895,546
4,066	NASDAQ OMX Group, Inc. (The)	203,951

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
14,226	Navient Corp.	$304,436
7,683	Northern Trust Corp.	536,504
10,679	People’s United Financial, Inc.	161,573
6,102	Plum Creek Timber Co., Inc. (REIT)	265,071
18,249	PNC Financial Services Group, Inc. (The)	1,678,178
9,468	Principal Financial Group, Inc.	484,478
18,556	Progressive Corp. (The)	494,517
17,342	Prologis, Inc. (REIT)	740,677
15,891	Prudential Financial, Inc.	1,284,787
5,037	Public Storage (REIT)	993,397
47,752	Regions Financial Corp.	458,897
10,778	Simon Property Group, Inc. (REIT)	2,051,700
14,482	State Street Corp.	1,078,185
18,092	SunTrust Banks, Inc.	741,772
8,999	T. Rowe Price Group, Inc.	743,317
4,461	Torchmark Corp.	237,548
11,503	Travelers Cos., Inc. (The)	1,235,882
62,067	U.S. Bancorp/MN	2,768,809
8,735	Unum Group	293,147
11,104	Ventas, Inc. (REIT)	826,915
6,057	Vornado Realty Trust (REIT)	666,512
163,758	Wells Fargo & Co.	8,972,301
18,194	Weyerhaeuser Co. (REIT)	638,791
8,952	XL Group PLC	324,062
7,042	Zions Bancorp.	188,268
		103,554,357
	Health Care — 9.7%

52,243	Abbott Laboratories	2,474,751
55,268	AbbVie, Inc.	3,343,714
9,187	Actavis PLC*	2,676,724
12,196	Aetna, Inc.	1,214,112
11,570	Agilent Technologies, Inc.	488,370
6,881	Alexion Pharmaceuticals, Inc.*	1,241,126
10,334	Allergan, Inc.	2,405,135
7,211	AmerisourceBergen Corp.	741,002
26,388	Amgen, Inc.	4,161,915
9,368	Anthem, Inc.	1,371,944
18,798	Baxter International, Inc.	1,299,882
6,658	Becton, Dickinson and Co.	976,862
8,191	Biogen Idec, Inc.*	3,354,952
46,021	Boston Scientific Corp.*	777,755
57,542	Bristol-Myers Squibb Co.	3,505,459
2,599	C.R. Bard, Inc.	439,595
11,483	Cardinal Health, Inc.	1,010,389
7,072	CareFusion Corp.*	424,886
27,710	Celgene Corp.*	3,367,596
10,545	Cerner Corp.*	759,873
9,078	Cigna Corp.	1,104,157
5,965	DaVita HealthCare Partners, Inc.*	444,989
4,905	DENTSPLY International, Inc.	260,014
3,711	Edwards Lifesciences Corp.*	493,637
33,992	Eli Lilly & Co.	2,385,219
5,768	Endo International PLC*	493,741
25,457	Express Scripts Holding Co.*	2,158,499
52,339	Gilead Sciences, Inc.*	5,418,657
10,534	HCA Holdings, Inc.*	753,602
5,871	Hospira, Inc.*	513,947
5,318	Humana, Inc.	874,173
1,254	Intuitive Surgical, Inc.*	627,000
97,097	Johnson & Johnson	9,953,413
3,460	Laboratory Corp. of America Holdings*	425,684
4,032	Mallinckrodt PLC*	470,615
8,043	McKesson Corp.	1,839,434
49,162	Medtronic PLC	3,814,479
98,895	Merck & Co., Inc.	5,789,313
12,981	Mylan, Inc.*	744,136
2,962	Patterson Cos., Inc.	148,322
3,924	PerkinElmer, Inc.	184,428
4,889	Perrigo Co. PLC	755,204
218,566	Pfizer, Inc.	7,501,185
5,012	Quest Diagnostics, Inc.	351,542
2,572	Regeneron Pharmaceuticals, Inc.*	1,064,396
9,922	St. Jude Medical, Inc.	661,599
10,365	Stryker Corp.	982,084
3,410	Tenet Healthcare Corp.*	157,883
13,876	Thermo Fisher Scientific, Inc.	1,803,880
33,293	UnitedHealth Group, Inc.	3,783,083
3,155	Universal Health Services, Inc., Class B	357,619
3,463	Varian Medical Systems, Inc.*	321,955
8,348	Vertex Pharmaceuticals, Inc.*	997,002
2,886	Waters Corp.*	347,417
5,873	Zimmer Holdings, Inc.	707,050
17,399	Zoetis, Inc.	801,920
		95,527,320
	Industrials — 6.8%

22,231	3M Co.	3,749,258
6,054	ADT Corp. (The)	237,438
3,323	Allegion PLC	191,837
8,539	AMETEK, Inc.	453,762
22,998	Boeing Co. (The)	3,469,248
5,075	C.H. Robinson Worldwide, Inc.	377,072
21,008	Caterpillar, Inc.	1,741,563
3,368	Cintas Corp.	281,161
34,531	CSX Corp.	1,184,759
5,889	Cummins, Inc.	837,592
21,209	Danaher Corp.	1,851,121
12,432	Deere & Co.	1,126,339
29,036	Delta Air Lines, Inc.	1,292,683
5,736	Dover Corp.	413,279
1,249	Dun & Bradstreet Corp. (The)	165,467
16,464	Eaton Corp. PLC	1,169,109
24,061	Emerson Electric Co.	1,393,613
4,183	Equifax, Inc.	390,567
6,700	Expeditors International of Washington, Inc.	323,610
9,465	Fastenal Co.	393,271
9,137	FedEx Corp.	1,617,066
4,726	Flowserve Corp.	293,626
5,420	Fluor Corp.	314,360
10,921	General Dynamics Corp.	1,515,616
348,361	General Electric Co.	9,053,902
27,159	Honeywell International, Inc.	2,791,402
12,473	Illinois Tool Works, Inc.	1,233,081
9,205	Ingersoll-Rand PLC	618,484
4,523	Jacobs Engineering Group, Inc.*	200,550
3,405	Joy Global, Inc.	150,910
3,835	Kansas City Southern	444,246
2,955	L-3 Communications Holdings, Inc.	382,466
9,315	Lockheed Martin Corp.	1,863,466
12,358	Masco Corp.	323,656
11,233	Nielsen N.V.	507,844
10,732	Norfolk Southern Corp.	1,171,505
7,008	Northrop Grumman Corp.	1,161,296
12,279	PACCAR, Inc.	786,470

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,697	Pall Corp.	$372,694
5,159	Parker-Hannifin Corp.	632,958
6,481	Pentair PLC	430,792
6,974	Pitney Bowes, Inc.	161,587
4,940	Precision Castparts Corp.	1,068,522
7,545	Quanta Services, Inc.*	217,145
10,697	Raytheon Co.	1,163,513
8,755	Republic Services, Inc.	358,255
4,709	Robert Half International, Inc.	291,770
4,705	Rockwell Automation, Inc.	550,673
4,611	Rockwell Collins, Inc.	410,748
3,471	Roper Industries, Inc.	581,635
1,840	Ryder System, Inc.	172,942
2,012	Snap-on, Inc.	296,227
23,545	Southwest Airlines Co.	1,018,086
5,433	Stanley Black & Decker, Inc.	534,281
2,945	Stericycle, Inc.*	397,487
9,569	Textron, Inc.	424,002
14,517	Tyco International PLC	612,908
30,840	Union Pacific Corp.	3,708,818
24,179	United Parcel Service, Inc., Class B	2,459,730
3,462	United Rentals, Inc.*	322,174
29,414	United Technologies Corp.	3,585,861
2,100	W.W. Grainger, Inc.	497,511
14,775	Waste Management, Inc.	804,942
6,311	Xylem, Inc.	225,303
		66,773,259
	Information Technology — 13.1%

21,772	Accenture PLC, Class A	1,960,133
16,437	Adobe Systems, Inc.*	1,300,167
6,169	Akamai Technologies, Inc.*	428,807
2,218	Alliance Data Systems Corp.*	617,735
10,577	Altera Corp.	391,455
10,733	Amphenol Corp., Class A	605,985
10,797	Analog Devices, Inc.	632,056
203,450	Apple, Inc.	26,135,187
42,263	Applied Materials, Inc.	1,058,688
7,898	Autodesk, Inc.*	507,367
16,725	Automatic Data Processing, Inc.	1,485,849
8,776	Avago Technologies Ltd.	1,119,993
18,690	Broadcom Corp., Class A	845,349
11,113	CA, Inc.	361,395
177,392	Cisco Systems, Inc.	5,234,838
5,586	Citrix Systems, Inc.*	355,689
21,119	Cognizant Technology Solutions Corp., Class A*	1,319,621
4,876	Computer Sciences Corp.	345,806
44,466	Corning, Inc.	1,084,970
39,210	eBay, Inc.*	2,270,651
10,785	Electronic Arts, Inc.*	616,686
70,595	EMC Corp.	2,043,019
2,561	F5 Networks, Inc.*	302,493
72,536	Facebook, Inc., Class A*	5,728,168
9,838	Fidelity National Information Services, Inc.	664,950
2,605	First Solar, Inc.*	155,636
8,458	Fiserv, Inc.*	660,316
4,888	FLIR Systems, Inc.	157,785
9,889	Google, Inc., Class A*	5,563,848
9,878	Google, Inc., Class C*	5,515,875
3,632	Harris Corp.	282,134
64,740	Hewlett-Packard Co.	2,255,542
167,728	Intel Corp.	5,576,956
31,927	International Business Machines Corp.	5,170,258
9,911	Intuit, Inc.	967,611
13,354	Juniper Networks, Inc.	319,294
5,707	KLA-Tencor Corp.	370,698
5,515	Lam Research Corp.	454,767
8,270	Linear Technology Corp.	398,490
33,991	MasterCard, Inc., Class A	3,063,609
6,973	Microchip Technology, Inc.	357,506
37,239	Micron Technology, Inc.*	1,142,120
285,946	Microsoft Corp.	12,538,732
7,344	Motorola Solutions, Inc.	498,951
10,819	NetApp, Inc.	418,154
17,914	NVIDIA Corp.	395,183
112,218	Oracle Corp.	4,917,393
11,328	Paychex, Inc.	564,531
57,680	QUALCOMM, Inc.	4,182,377
6,516	Red Hat, Inc.*	450,386
20,361	salesforce.com, inc.*	1,412,646
7,650	SanDisk Corp.	611,464
11,350	Seagate Technology PLC	693,712
23,941	Symantec Corp.	602,356
14,108	TE Connectivity Ltd.	1,017,610
5,309	Teradata Corp.*	236,357
36,641	Texas Instruments, Inc.	2,154,491
5,736	Total System Services, Inc.	219,115
3,779	VeriSign, Inc.*	241,932
16,940	Visa, Inc., Class A	4,595,991
7,572	Western Digital Corp.	810,053
18,127	Western Union Co. (The)	353,839
37,221	Xerox Corp.	508,067
9,179	Xilinx, Inc.	388,914
30,561	Yahoo!, Inc.*	1,353,241
		128,994,997
	Materials — 2.2%

6,669	Air Products & Chemicals, Inc.	1,041,298
2,333	Airgas, Inc.	273,474
40,892	Alcoa, Inc.	604,793
3,772	Allegheny Technologies, Inc.	126,965
3,154	Avery Dennison Corp.	168,897
4,750	Ball Corp.	340,622
1,720	CF Industries Holdings, Inc.	526,716
38,432	Dow Chemical Co. (The)	1,892,392
31,429	E.I. du Pont de Nemours & Co.	2,446,748
5,154	Eastman Chemical Co.	383,767
9,371	Ecolab, Inc.	1,082,725
4,617	FMC Corp.	292,764
36,046	Freeport-McMoRan, Inc.	779,675
2,811	International Flavors & Fragrances, Inc.	342,745
14,696	International Paper Co.	829,001
14,414	LyondellBasell Industries N.V., Class A	1,238,307
2,144	Martin Marietta Materials, Inc.	305,155
5,780	MeadWestvaco Corp.	306,687
16,791	Monsanto Co.	2,022,140
10,944	Mosaic Co. (The)	582,877
17,302	Newmont Mining Corp.	455,562
11,063	Nucor Corp.	520,293
5,721	Owens-Illinois, Inc.*	149,661
4,758	PPG Industries, Inc.	1,119,938
10,112	Praxair, Inc.	1,293,325
7,330	Sealed Air Corp.	345,463
2,833	Sherwin-Williams Co. (The)	807,972
4,131	Sigma-Aldrich Corp.	570,326

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4,571	Vulcan Materials Co.	$379,393
		21,229,681
	Telecommunication Services — 1.5%

179,936	AT&T, Inc.	6,218,588
19,800	CenturyLink, Inc.	749,628
34,762	Frontier Communications Corp.	277,401
9,667	Level 3 Communications, Inc.*	520,665
143,954	Verizon Communications, Inc.	7,118,525
20,917	Windstream Holdings, Inc.	165,035
		15,049,842
	Utilities — 2.0%

22,763	AES Corp. (The)	295,236
4,149	AGL Resources, Inc.	203,757
8,419	Ameren Corp.	357,050
16,968	American Electric Power Co., Inc.	977,017
14,914	CenterPoint Energy, Inc.	310,062
9,542	CMS Energy Corp.	335,211
10,158	Consolidated Edison, Inc.	641,376
20,257	Dominion Resources, Inc.	1,460,327
6,143	DTE Energy Co.	503,910
24,532	Duke Energy Corp.	1,926,989
11,308	Edison International	726,539
6,256	Entergy Corp.	497,415
10,992	Eversource Energy	568,836
29,808	Exelon Corp.	1,011,087
14,597	FirstEnergy Corp.	510,603
2,771	Integrys Energy Group, Inc.	207,077
15,140	NextEra Energy, Inc.	1,566,384
10,948	NiSource, Inc.	469,779
11,727	NRG Energy, Inc.	281,214
8,731	Pepco Holdings, Inc.	236,959
16,477	PG&E Corp.	885,309
3,839	Pinnacle West Capital Corp.	246,003
23,070	PPL Corp.	786,687
17,555	Public Service Enterprise Group, Inc.	738,363
4,941	SCANA Corp.	281,390
8,017	Sempra Energy	867,439
31,210	Southern Co. (The)	1,429,106
8,142	TECO Energy, Inc.	159,828
7,820	Wisconsin Energy Corp.	398,664
17,542	Xcel Energy, Inc.	618,882
		19,498,499
	Total Common Stocks (Cost $645,585,387)	647,326,106

Principal Amount
	Repurchase Agreements (a)(b) — 6.6%
$64,697,619	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $64,697,788	64,697,619
	Total Repurchase Agreements (Cost $64,697,619)	64,697,619

	Total Investment Securities (Cost $710,283,006) — 72.5%	712,023,725
	Other assets less liabilities — 27.5%	269,412,889
	Net Assets — 100.0%	$981,436,614

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $433,594,888.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                  Real Estate Investment Trust

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,437,643
Aggregate gross unrealized depreciation	(25,861,811)
Net unrealized appreciation	$1,575,832
Federal income tax cost of investments	$710,447,893

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of February 28, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	433	03/20/15	$45,508,300	$1,878,871

Cash collateral in the amount of $2,190,980 was pledged to cover margin requirements for open futures contracts as of February 28, 2015.

Swap Agreements

UltraPro S&P500® had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$10,628,878	11/06/15	Bank of America, N.A.	0.42%	SPDR® S&P 500® ETF Trust	$10,237,447
31,906,980	11/06/15	Bank of America, N.A.	0.72%	S&P 500® Index	25,150,988
363,989,180	01/06/16	Citibank, N.A.	0.49%	S&P 500® Index	37,473,909
193,331,624	11/06/15	Credit Suisse International	0.47%	S&P 500® Index	38,458,816
4,566,272	11/07/16	Deutsche Bank AG	0.22%	SPDR® S&P 500® ETF Trust	233,556
525,395,447	11/06/15	Deutsche Bank AG	0.34%	S&P 500® Index	47,938,655
7,972,804	12/07/15	Goldman Sachs International	0.44%	SPDR® S&P 500® ETF Trust	2,618,263
195,532,883	12/07/15	Goldman Sachs International	0.54%	S&P 500® Index	6,417,521
4,345,396	11/06/15	Morgan Stanley & Co. International PLC	0.47%	SPDR® S&P 500® ETF Trust	4,008,581
52,370,448	01/06/16	Morgan Stanley & Co. International PLC	0.57%	S&P 500® Index	30,432,408
268,159,225	02/08/16	Societe Generale	0.54%	S&P 500® Index	28,774,082
593,395,788	11/07/16	UBS AG	0.52%	S&P 500® Index	32,080,949
$2,251,594,925					$263,825,175

(1)              Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro QQQ®

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 59.6%
	Consumer Discretionary — 11.5%

64,060	Amazon.com, Inc.*	$24,353,050
25,629	Bed Bath & Beyond, Inc.*	1,913,461
15,120	Charter Communications, Inc., Class A*	2,730,672
355,156	Comcast Corp., Class A	21,064,095
69,489	DIRECTV*	6,156,725
20,548	Discovery Communications, Inc., Class A*	663,700
39,753	Discovery Communications, Inc., Class C*	1,212,864
30,782	DISH Network Corp., Class A*	2,309,881
28,457	Dollar Tree, Inc.*	2,267,454
26,455	Garmin Ltd.	1,312,962
89,081	Liberty Global PLC*	4,647,356
34,745	Liberty Global PLC, Class A*	1,878,315
61,863	Liberty Interactive Corp., Class A*	1,826,814
14,455	Liberty Media Corp.*	557,457
31,641	Liberty Media Corp., Class C*	1,221,343
18,590	Liberty Ventures*	746,946
39,206	Marriott International, Inc., Class A	3,258,019
46,880	Mattel, Inc.	1,233,882
8,338	Netflix, Inc.*	3,959,800
14,034	O’Reilly Automotive, Inc.*	2,920,896
7,242	Priceline Group, Inc. (The)*	8,961,830
29,032	Ross Stores, Inc.	3,071,876
760,218	Sirius XM Holdings, Inc.*	2,957,248
88,525	Staples, Inc.	1,484,122
103,534	Starbucks Corp.	9,678,876
17,348	Tesla Motors, Inc.*	3,527,542
18,806	Tractor Supply Co.	1,657,185
18,006	TripAdvisor, Inc.*	1,607,035
187,842	Twenty-First Century Fox, Inc., Class A	6,574,470
110,484	Twenty-First Century Fox, Inc., Class B	3,760,875
49,752	Viacom, Inc., Class B	3,479,655
14,020	Wynn Resorts Ltd.	1,997,850
		134,994,256
	Consumer Staples — 2.7%

60,569	Costco Wholesale Corp.	8,901,220
22,418	Keurig Green Mountain, Inc.	2,860,088
81,471	Kraft Foods Group, Inc.	5,219,032
232,437	Mondelez International, Inc., Class A	8,585,061
23,192	Monster Beverage Corp.*	3,272,855
49,775	Whole Foods Market, Inc.	2,811,790
		31,650,046
	Health Care — 8.9%

27,437	Alexion Pharmaceuticals, Inc.*	4,948,812
105,249	Amgen, Inc.	16,599,872
32,674	Biogen Idec, Inc.*	13,382,944
28,710	Catamaran Corp.*	1,434,064
110,511	Celgene Corp.*	13,430,402
47,246	Cerner Corp.*	3,404,547
101,544	Express Scripts Holding Co.*	8,609,916
208,739	Gilead Sciences, Inc.*	21,610,749
11,650	Henry Schein, Inc.*	1,631,582
19,649	Illumina, Inc.*	3,840,594
5,015	Intuitive Surgical, Inc.*	2,507,500
51,785	Mylan, Inc.*	2,968,575
13,792	Regeneron Pharmaceuticals, Inc.*	5,707,681
33,277	Vertex Pharmaceuticals, Inc.*	3,974,272
		104,051,510
	Industrials — 1.3%

99,239	American Airlines Group, Inc.	4,753,548
20,240	C.H. Robinson Worldwide, Inc.	1,503,832
26,711	Expeditors International of Washington, Inc.	1,290,141
41,018	Fastenal Co.	1,704,298
48,993	PACCAR, Inc.	3,138,002
11,753	Stericycle, Inc.*	1,586,302
22,816	Verisk Analytics, Inc., Class A*	1,638,417
		15,614,540
	Information Technology — 34.5%

99,483	Activision Blizzard, Inc.	2,319,944
69,006	Adobe Systems, Inc.*	5,458,375
24,627	Akamai Technologies, Inc.*	1,711,823
42,172	Altera Corp.	1,560,786
43,474	Analog Devices, Inc.	2,544,968
811,465	Apple, Inc.	104,240,794
168,579	Applied Materials, Inc.	4,222,904
31,441	Autodesk, Inc.*	2,019,770
66,696	Automatic Data Processing, Inc.	5,925,273
34,994	Avago Technologies Ltd.	4,465,934
38,335	Baidu, Inc. (ADR)*	7,810,756
74,989	Broadcom Corp., Class A	3,391,752
61,556	CA, Inc.	2,001,801
26,398	Check Point Software Technologies Ltd.*	2,203,969
707,521	Cisco Systems, Inc.	20,878,945
22,273	Citrix Systems, Inc.*	1,418,233
84,252	Cognizant Technology Solutions Corp., Class A*	5,264,486
171,893	eBay, Inc.*	9,954,324
43,023	Electronic Arts, Inc.*	2,460,055
7,603	Equinix, Inc. (REIT)	1,704,403
307,707	Facebook, Inc., Class A*	24,299,622
33,753	Fiserv, Inc.*	2,635,097
39,405	Google, Inc., Class A*	22,170,435
46,949	Google, Inc., Class C*	26,216,322
668,977	Intel Corp.	22,243,485
39,507	Intuit, Inc.	3,857,068
22,758	KLA-Tencor Corp.	1,478,246
21,994	Lam Research Corp.	1,813,625
33,001	Linear Technology Corp.	1,590,153
148,522	Micron Technology, Inc.*	4,555,170
1,140,487	Microsoft Corp.	50,010,355
43,127	NetApp, Inc.	1,666,859
75,206	NVIDIA Corp.	1,659,044
31,927	NXP Semiconductors N.V.*	2,710,443
50,204	Paychex, Inc.	2,501,916
230,040	QUALCOMM, Inc.	16,680,200
30,529	SanDisk Corp.	2,440,183
45,278	Seagate Technology PLC	2,767,391
95,488	Symantec Corp.	2,402,478
146,149	Texas Instruments, Inc.	8,593,561
32,129	Western Digital Corp.	3,437,160
36,591	Xilinx, Inc.	1,550,361
131,076	Yahoo!, Inc.*	5,804,045
		404,642,514

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Materials — 0.2%

16,479	Sigma-Aldrich Corp.	$2,275,091

	Telecommunication Services — 0.5%

17,863	SBA Communications Corp., Class A*	2,227,695
243,062	VimpelCom Ltd. (ADR)	1,331,980
59,642	Vodafone Group PLC (ADR)	2,061,227
		5,620,902
	Total Common Stocks (Cost $683,002,986)	698,848,859

Principal Amount
	Repurchase Agreements (a)(b) — 8.4%
$99,004,590	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $99,004,849	99,004,590
	Total Repurchase Agreements (Cost $99,004,590)	99,004,590

	Total Investment Securities (Cost $782,007,576) — 68.0%	797,853,449
	Other assets less liabilities — 32.0%	375,147,798
	Net Assets — 100.0%	$1,173,001,247

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $130,220,992.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR                     American Depositary Receipt

REIT                  Real Estate Investment Trust

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,152,312
Aggregate gross unrealized depreciation	(20,631,819)
Net unrealized appreciation	$14,520,493
Federal income tax cost of investments	$783,332,956

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro QQQ® had the following open long futures contracts as of February 28, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	1,125	03/20/15	$99,939,375	$4,778,264

Cash collateral in the amount of $4,455,000 was pledged to cover margin requirements for open futures contracts as of February 28, 2015.

Swap Agreements

UltraPro QQQ® had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$37,157,962	11/06/15	Bank of America, N.A.	0.77%	NASDAQ-100 Index®	$27,787,041
1,050,359,611	04/06/16	Citibank, N.A.	0.49%	NASDAQ-100 Index®	81,018,535
892,965	12/07/15	Credit Suisse International	0.47%	NASDAQ-100 Index®	133,128
9,663,226	11/06/15	Deutsche Bank AG	0.49%	NASDAQ-100 Index®	1,912,288
65,759,467	11/06/15	Deutsche Bank AG	0.29%	PowerShares QQQ TrustSM, Series 1	15,560,248
1,248,105	12/07/15	Goldman Sachs International	0.44%	PowerShares QQQ TrustSM, Series 1	79,456
241,007,444	11/06/15	Goldman Sachs International	0.64%	NASDAQ-100 Index®	14,711,486
3,765,926	11/06/15	Morgan Stanley & Co. International PLC	0.67%	NASDAQ-100 Index®	1,898,776
29,287,128	11/06/15	Morgan Stanley & Co. International PLC	0.57%	PowerShares QQQ TrustSM, Series 1	27,963,649
602,114,115	11/06/15	Societe Generale	0.57%	NASDAQ-100 Index®	133,825,302
679,072,145	11/07/16	UBS AG	0.52%	NASDAQ-100 Index®	66,338,896
$2,720,328,094					$371,228,805

(1)              Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Dow30SM

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 59.3%
	Consumer Discretionary — 8.7%

32,815	Home Depot, Inc. (The)	$3,765,521
32,815	McDonald’s Corp.	3,245,404
32,815	NIKE, Inc., Class B	3,186,993
32,815	Walt Disney Co. (The)	3,415,385
		13,613,303
	Consumer Staples — 4.5%

32,815	Coca-Cola Co. (The)	1,420,889
32,815	Procter & Gamble Co. (The)	2,793,541
32,815	Wal-Mart Stores, Inc.	2,754,163
		6,968,593
	Energy — 4.1%

32,815	Chevron Corp.	3,500,704
32,815	Exxon Mobil Corp.	2,905,440
		6,406,144
	Financials — 9.2%

32,815	American Express Co.	2,677,376
32,815	Goldman Sachs Group, Inc. (The)	6,227,959
32,815	JPMorgan Chase & Co.	2,010,903
32,815	Travelers Cos., Inc. (The)	3,525,643
		14,441,881
	Health Care — 6.5%

32,815	Johnson & Johnson	3,363,866
32,815	Merck & Co., Inc.	1,920,990
32,815	Pfizer, Inc.	1,126,211
32,815	UnitedHealth Group, Inc.	3,728,768
		10,139,835
	Industrials — 11.6%

32,815	3M Co.	5,534,250
32,815	Boeing Co. (The)	4,950,143
32,815	Caterpillar, Inc.	2,720,363
32,815	General Electric Co.	852,862
32,815	United Technologies Corp.	4,000,477
		18,058,095
	Information Technology — 11.3%

32,815	Cisco Systems, Inc.	968,370
32,815	Intel Corp.	1,091,099
32,815	International Business Machines Corp.	5,314,061
32,815	Microsoft Corp.	1,438,938
32,815	Visa, Inc., Class A	8,903,038
		17,715,506
	Materials — 1.6%

32,815	E.I. du Pont de Nemours & Co.	2,554,648

	Telecommunication Services — 1.8%

32,815	AT&T, Inc.	1,134,086
32,815	Verizon Communications, Inc.	1,622,702
		2,756,788
	Total Common Stocks (Cost $90,358,561)	92,654,793

Principal Amount
	Repurchase Agreements (a)(b) — 5.9%
$9,152,837	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $9,152,861	9,152,837
	Total Repurchase Agreements (Cost $9,152,837)	9,152,837

	Total Investment Securities (Cost $99,511,398) — 65.2%	101,807,630
	Other assets less liabilities — 34.8%	54,456,073
	Net Assets — 100.0%	$156,263,703

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $54,482,811.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,712,661
Aggregate gross unrealized depreciation	(3,084,145)
Net unrealized appreciation	$1,628,516
Federal income tax cost of investments	$100,179,114

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of February 28, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Industrial Average Futures Contracts	234	03/20/15	$21,202,740	$874,064

Cash collateral in the amount of $1,003,860 was pledged to cover margin requirements for open futures contracts as of February 28, 2015.

Swap Agreements

UltraPro Dow30SM had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$16,762,417	11/06/15	Bank of America, N.A.	0.77%	Dow Jones Industrial AverageSM Index	$5,809,925
167,816,443	11/06/15	Citibank, N.A.	0.49%	Dow Jones Industrial AverageSM Index	15,643,392
62,383,255	11/06/15	Credit Suisse International	0.47%	Dow Jones Industrial AverageSM Index	3,705,712
1,465,536	11/06/15	Deutsche Bank AG	0.19%	SPDR® Dow Jones Industrial AverageSM ETF Trust	1,137,132
7,630,677	11/06/15	Deutsche Bank AG	0.24%	Dow Jones Industrial AverageSM Index	9,504,555
1,880,478	02/08/16	Goldman Sachs International	0.74%	Dow Jones Industrial AverageSM Index	94,396
1,598,375	11/06/15	Morgan Stanley & Co. International PLC	0.52%	SPDR® Dow Jones Industrial AverageSM ETF Trust	1,470,186
52,399,993	01/06/16	Morgan Stanley & Co. International PLC	0.67%	Dow Jones Industrial AverageSM Index	7,616,049
13,141,154	11/06/15	Societe Generale	0.58%	Dow Jones Industrial AverageSM Index	4,190,017
29,805,698	11/06/15	UBS AG	0.52%	Dow Jones Industrial AverageSM Index	3,516,489
$354,884,026					$52,687,853

(1)              Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro MidCap400

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 71.0%
	Consumer Discretionary — 9.9%

1,563	Aaron’s, Inc.	$46,593
1,729	Abercrombie & Fitch Co., Class A	42,776
1,769	Advance Auto Parts, Inc.	274,071
1,433	AMC Networks, Inc., Class A*	103,205
4,242	American Eagle Outfitters, Inc.	63,503
1,108	Ann, Inc.*	39,788
2,341	Apollo Education Group, Inc.*	64,729
3,192	Ascena Retail Group, Inc.*	42,773
1,295	Big Lots, Inc.	61,784
1,540	Brinker International, Inc.	91,568
2,252	Brunswick Corp.	122,149
1,154	Cabela’s, Inc.*	62,824
1,282	Carter’s, Inc.	113,803
1,115	Cheesecake Factory, Inc. (The)	52,985
3,706	Chico’s FAS, Inc.	67,560
2,523	Cinemark Holdings, Inc.	102,737
1,882	CST Brands, Inc.	78,348
4,105	Dana Holding Corp.	89,694
839	Deckers Outdoor Corp.*	62,287
1,393	DeVry Education Group, Inc.	50,914
2,377	Dick’s Sporting Goods, Inc.	128,572
1,333	Domino’s Pizza, Inc.	135,340
1,755	DreamWorks Animation SKG, Inc., Class A*	37,575
3,443	Foot Locker, Inc.	193,393
7,095	Gentex Corp.	125,014
107	Graham Holdings Co., Class B	105,543
1,549	Guess?, Inc.	28,052
2,421	Hanesbrands, Inc.	308,774
787	HSN, Inc.	53,178
5,995	International Game Technology	106,951
677	International Speedway Corp., Class A	21,007
7,387	J.C. Penney Co., Inc.*	62,790
4,335	Jarden Corp.*	230,058
1,137	John Wiley & Sons, Inc., Class A	73,518
3,080	Kate Spade & Co.*	106,106
2,206	KB Home	30,774
872	Life Time Fitness, Inc.*	50,402
3,501	Live Nation Entertainment, Inc.*	89,591
7,343	LKQ Corp.*	180,454
946	MDC Holdings, Inc.	25,712
883	Meredith Corp.	47,364
1,042	Murphy USA, Inc.*	73,972
3,169	New York Times Co. (The), Class A	44,334
94	NVR, Inc.*	125,208
11,747	Office Depot, Inc.*	110,069
621	Panera Bread Co., Class A*	100,248
1,480	Polaris Industries, Inc.	226,928
1,282	Rent-A-Center, Inc.	35,383
5,032	Service Corp. International	125,045
1,943	Signet Jewelers Ltd.	232,927
1,488	Sotheby’s	65,398
1,476	Tempur Sealy International, Inc.*	84,885
1,126	Thor Industries, Inc.	69,429
2,642	Time, Inc.	62,615
3,923	Toll Brothers, Inc.*	150,290
1,221	Tupperware Brands Corp.	87,179
1,548	Vista Outdoor, Inc.*	67,586
6,638	Wendy’s Co. (The)	73,615
2,075	Williams-Sonoma, Inc.	166,934
		5,676,304
	Consumer Staples — 2.6%

215	Boston Beer Co., Inc. (The), Class A*	57,534
3,242	Church & Dwight Co., Inc.	276,024
2,274	Dean Foods Co.	36,657
1,505	Energizer Holdings, Inc.	201,414
4,477	Flowers Foods, Inc.	96,882
2,446	Hain Celestial Group, Inc. (The)*	152,948
1,741	Ingredion, Inc.	143,128
470	Lancaster Colony Corp.	42,958
1,245	Post Holdings, Inc.*	61,603
4,999	SUPERVALU, Inc.*	49,390
483	Tootsie Roll Industries, Inc.	15,929
1,026	TreeHouse Foods, Inc.*	85,733
1,209	United Natural Foods, Inc.*	100,395
4,225	WhiteWave Foods Co. (The)*	173,014
		1,493,609
	Energy — 2.8%

1,450	Atwood Oceanics, Inc.	44,965
7,399	California Resources Corp.*	52,977
1,857	Dresser-Rand Group, Inc.*	151,141
957	Dril-Quip, Inc.*	69,536
1,774	Energen Corp.	114,671
2,073	Gulfport Energy Corp.*	94,964
2,378	Helix Energy Solutions Group, Inc.*	36,716
4,743	HollyFrontier Corp.	208,645
2,545	Oceaneering International, Inc.	138,779
1,288	Oil States International, Inc.*	56,002
3,548	Patterson-UTI Energy, Inc.	66,294
6,578	Peabody Energy Corp.	51,966
1,490	Rosetta Resources, Inc.*	26,418
3,018	Rowan Cos. PLC, Class A	65,219
1,633	SM Energy Co.	79,233
3,687	Superior Energy Services, Inc.	82,515
1,205	Tidewater, Inc.	33,981
1,117	Unit Corp.*	34,113
1,768	Western Refining, Inc.	83,273
1,746	World Fuel Services Corp.	95,594
4,928	WPX Energy, Inc.*	53,124
		1,640,126
	Financials — 16.5%

1,099	Alexander & Baldwin, Inc.	44,433
1,745	Alexandria Real Estate Equities, Inc. (REIT)	167,363
390	Alleghany Corp.*	184,291
2,547	American Campus Communities, Inc. (REIT)	105,115
1,789	American Financial Group, Inc./OH	112,707
3,910	Arthur J. Gallagher & Co.	183,731
1,508	Aspen Insurance Holdings Ltd.	69,142
3,683	Associated Banc-Corp	68,651
2,072	BancorpSouth, Inc.	46,392
1,063	Bank of Hawaii Corp.	64,056
4,784	BioMed Realty Trust, Inc. (REIT)	106,396
2,857	Brown & Brown, Inc.	91,824
2,094	Camden Property Trust (REIT)	152,422
1,796	Cathay General Bancorp	46,391
2,045	CBOE Holdings, Inc.	122,761
1,162	City National Corp./CA	105,010
2,007	Commerce Bancshares, Inc./MO	83,331
2,242	Corporate Office Properties Trust (REIT)	65,915

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,822	Corrections Corp. of America (REIT)	$112,570
1,329	Cullen/Frost Bankers, Inc.	90,106
8,280	Duke Realty Corp. (REIT)	176,861
3,479	East West Bancorp, Inc.	138,986
2,866	Eaton Vance Corp.	120,659
1,860	Equity One, Inc. (REIT)	49,811
1,096	Everest Re Group Ltd.	194,463
2,678	Extra Space Storage, Inc. (REIT)	176,159
1,651	Federal Realty Investment Trust (REIT)	234,492
2,307	Federated Investors, Inc., Class B	75,969
2,599	First American Financial Corp.	91,043
5,701	First Horizon National Corp.	81,467
8,577	First Niagara Financial Group, Inc.	75,992
4,008	FirstMerit Corp.	72,745
4,489	Fulton Financial Corp.	54,317
1,977	Hancock Holding Co.	57,867
1,067	Hanover Insurance Group, Inc. (The)	74,946
2,346	HCC Insurance Holdings, Inc.	131,094
2,212	Highwoods Properties, Inc. (REIT)	100,889
1,390	Home Properties, Inc. (REIT)	92,810
3,632	Hospitality Properties Trust (REIT)	111,902
1,404	International Bancshares Corp.	34,763
3,561	Janus Capital Group, Inc.	58,685
1,086	Jones Lang LaSalle, Inc.	175,117
1,212	Kemper Corp.	44,602
2,034	Kilroy Realty Corp. (REIT)	150,455
1,942	Lamar Advertising Co., Class A (REIT)	112,830
2,706	LaSalle Hotel Properties (REIT)	105,318
3,600	Liberty Property Trust (REIT)	133,992
2,028	Mack-Cali Realty Corp. (REIT)	38,147
880	Mercury General Corp.	47,986
1,824	Mid-America Apartment Communities, Inc. (REIT)	132,185
2,715	MSCI, Inc.	152,339
3,196	National Retail Properties, Inc. (REIT)	128,607
10,726	New York Community Bancorp, Inc.	178,159
5,879	Old Republic International Corp.	89,126
3,316	Omega Healthcare Investors, Inc. (REIT)	132,839
2,346	PacWest Bancorp	107,529
984	Potlatch Corp. (REIT)	39,291
1,288	Primerica, Inc.	67,929
1,454	Prosperity Bancshares, Inc.	75,215
3,053	Raymond James Financial, Inc.	174,418
3,071	Rayonier, Inc. (REIT)	84,176
5,396	Realty Income Corp. (REIT)	270,124
2,259	Regency Centers Corp. (REIT)	148,258
1,665	Reinsurance Group of America, Inc.	148,701
934	RenaissanceRe Holdings Ltd.	95,763
3,161	SEI Investments Co.	136,049
5,591	Senior Housing Properties Trust (REIT)	124,959
1,219	Signature Bank/NY*	150,364
2,339	SL Green Realty Corp. (REIT)	296,889
10,254	SLM Corp.	97,105
1,019	StanCorp Financial Group, Inc.	67,417
1,600	Stifel Financial Corp.*	87,632
1,232	SVB Financial Group*	151,413
3,309	Synovus Financial Corp.	92,619
2,324	Tanger Factory Outlet Centers, Inc. (REIT)	82,386
1,534	Taubman Centers, Inc. (REIT)	110,970
4,052	TCF Financial Corp.	63,576
1,634	Trustmark Corp.	37,664
6,184	UDR, Inc. (REIT)	197,517
5,265	Umpqua Holdings Corp.	87,083
2,115	Urban Edge Properties (REIT)*	50,633
5,329	Valley National Bancorp	51,158
2,460	W. R. Berkley Corp.	122,779
2,026	Waddell & Reed Financial, Inc., Class A	100,206
2,379	Washington Federal, Inc.	50,244
2,187	Webster Financial Corp.	75,517
2,726	Weingarten Realty Investors (REIT)	98,736
4,462	WP GLIMCHER, Inc. (REIT)	77,326
		9,471,875
	Health Care — 6.7%

1,807	Akorn, Inc.*	97,235
1,751	Align Technology, Inc.*	100,420
4,106	Allscripts Healthcare Solutions, Inc.*	49,292
498	Bio-Rad Laboratories, Inc., Class A*	63,336
898	Bio-Techne Corp.	87,582
2,844	Centene Corp.*	174,792
1,137	Charles River Laboratories International, Inc.*	87,174
2,818	Community Health Systems, Inc.*	136,729
1,170	Cooper Cos., Inc. (The)	191,845
1,128	Halyard Health, Inc.*	51,933
1,888	Health Net, Inc.*	108,277
2,041	Henry Schein, Inc.*	285,842
1,394	Hill-Rom Holdings, Inc.	66,800
2,127	HMS Holdings Corp.*	37,308
5,875	Hologic, Inc.*	190,232
1,155	IDEXX Laboratories, Inc.*	181,139
1,097	LifePoint Hospitals, Inc.*	78,940
2,433	MEDNAX, Inc.*	173,886
692	Mettler-Toledo International, Inc.*	217,406
2,372	Omnicare, Inc.	182,027
1,529	Owens & Minor, Inc.	54,524
3,379	ResMed, Inc.	217,472
1,544	Salix Pharmaceuticals Ltd.*	242,717
1,342	Sirona Dental Systems, Inc.*	121,880
1,440	STERIS Corp.	92,909
1,004	Teleflex, Inc.	122,177
1,333	Thoratec Corp.*	54,280
1,151	United Therapeutics Corp.*	178,463
2,039	VCA, Inc.*	108,638
1,064	WellCare Health Plans, Inc.*	96,622
		3,851,877
	Industrials — 11.1%

1,823	A. O. Smith Corp.	114,904
1,051	Acuity Brands, Inc.	166,562
3,727	AECOM*	112,034
2,028	AGCO Corp.	100,873
3,188	Alaska Air Group, Inc.	202,916
2,552	B/E Aerospace, Inc.*	162,154
1,555	Carlisle Cos., Inc.	144,724
1,215	CLARCOR, Inc.	79,959
1,322	Clean Harbors, Inc.*	73,622
1,404	Con-way, Inc.	62,015
2,755	Copart, Inc.*	103,092
815	Corporate Executive Board Co. (The)	63,741
1,201	Crane Co.	80,263
1,204	Deluxe Corp.	80,126

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,094	Donaldson Co., Inc.	$114,602
774	Esterline Technologies Corp.*	91,216
4,525	Exelis, Inc.	109,505
3,823	Fortune Brands Home & Security, Inc.	177,081
994	FTI Consulting, Inc.*	36,649
1,071	GATX Corp.	66,670
1,240	Genesee & Wyoming, Inc., Class A*	127,844
1,441	Graco, Inc.	109,199
873	Granite Construction, Inc.	28,914
1,958	Harsco Corp.	32,287
1,441	Herman Miller, Inc.	44,628
1,076	HNI Corp.	54,876
1,316	Hubbell, Inc., Class B	149,761
1,170	Huntington Ingalls Industries, Inc.	165,356
1,924	IDEX Corp.	148,648
2,220	ITT Corp.	91,175
2,243	J.B. Hunt Transport Services, Inc.	191,777
5,940	JetBlue Airways Corp.*	102,109
3,516	KBR, Inc.	57,276
1,917	Kennametal, Inc.	67,095
1,383	Kirby Corp.*	106,602
1,276	KLX, Inc.*	50,963
1,084	Landstar System, Inc.	76,118
1,071	Lennox International, Inc.	111,662
1,882	Lincoln Electric Holdings, Inc.	129,933
1,918	ManpowerGroup, Inc.	154,322
762	MSA Safety, Inc.	38,542
1,224	MSC Industrial Direct Co., Inc., Class A	89,340
1,422	Nordson Corp.	109,394
2,594	NOW, Inc.*	55,123
1,649	Old Dominion Freight Line, Inc.*	128,820
1,436	Orbital ATK, Inc.	95,178
1,934	Oshkosh Corp.	94,360
4,842	R.R. Donnelley & Sons Co.	92,337
1,083	Regal-Beloit Corp.	84,409
1,552	Rollins, Inc.	52,054
995	SPX Corp.	88,684
887	Teledyne Technologies, Inc.*	89,436
2,627	Terex Corp.	72,006
1,805	Timken Co. (The)	76,676
1,695	Towers Watson & Co., Class A	222,893
3,771	Trinity Industries, Inc.	126,781
1,231	Triumph Group, Inc.	73,602
596	Valmont Industries, Inc.	74,291
2,332	Wabtec Corp.	221,283
3,008	Waste Connections, Inc.	141,286
661	Watsco, Inc.	77,496
1,080	Werner Enterprises, Inc.	34,636
1,415	Woodward, Inc.	68,698
		6,350,578
	Information Technology — 12.8%

2,533	3D Systems Corp.*	77,181
2,785	ACI Worldwide, Inc.*	55,282
1,866	Acxiom Corp.*	37,320
15,218	Advanced Micro Devices, Inc.*	47,328
1,077	Advent Software, Inc.	47,571
2,227	ANSYS, Inc.*	191,455
1,887	AOL, Inc.*	76,499
3,193	ARRIS Group, Inc.*	93,810
2,348	Arrow Electronics, Inc.*	145,482
10,113	Atmel Corp.*	84,342
3,321	Avnet, Inc.	152,135
1,038	Belden, Inc.	92,154
2,908	Broadridge Financial Solutions, Inc.	154,793
7,093	Cadence Design Systems, Inc.*	130,192
3,892	CDK Global, Inc.	182,262
2,582	Ciena Corp.*	54,015
2,109	Cognex Corp.*	94,251
1,042	CommVault Systems, Inc.*	50,297
2,432	Convergys Corp.	54,355
2,175	CoreLogic, Inc.*	72,515
2,704	Cree, Inc.*	106,159
3,595	Cypress Semiconductor Corp.*	53,026
1,566	Diebold, Inc.	55,906
710	DST Systems, Inc.	75,466
1,328	Equinix, Inc. (REIT)	297,704
941	FactSet Research Systems, Inc.	146,373
778	Fair Isaac Corp.	66,223
2,878	Fairchild Semiconductor International, Inc.*	50,192
1,007	FEI Co.	79,543
3,356	Fortinet, Inc.*	112,795
2,133	Gartner, Inc.*	177,274
1,639	Global Payments, Inc.	150,559
2,633	Informatica Corp.*	113,074
3,779	Ingram Micro, Inc., Class A*	93,379
3,602	Integrated Device Technology, Inc.*	74,345
901	InterDigital, Inc.	47,636
3,138	Intersil Corp., Class A	48,921
860	IPG Photonics Corp.*	82,474
946	Itron, Inc.*	34,510
4,686	Jabil Circuit, Inc.	102,951
1,982	Jack Henry & Associates, Inc.	129,821
5,618	JDS Uniphase Corp.*	77,360
4,059	Keysight Technologies, Inc.*	152,375
2,061	Knowles Corp.*	39,468
1,508	Leidos Holdings, Inc.	67,890
1,497	Lexmark International, Inc., Class A	63,862
2,371	Mentor Graphics Corp.	55,624
2,442	National Instruments Corp.	76,044
4,081	NCR Corp.*	120,022
1,330	NeuStar, Inc., Class A*	35,272
1,040	Plantronics, Inc.	52,458
3,307	Polycom, Inc.*	45,703
2,811	PTC, Inc.*	97,415
3,539	Qorvo, Inc.*	245,589
2,887	Rackspace Hosting, Inc.*	143,397
3,759	Riverbed Technology, Inc.*	78,714
2,296	Rovi Corp.*	57,125
980	Science Applications International Corp.	53,586
1,618	Semtech Corp.*	46,809
955	Silicon Laboratories, Inc.*	48,361
4,620	Skyworks Solutions, Inc.	405,405
1,595	SolarWinds, Inc.*	80,914
1,653	Solera Holdings, Inc.	92,138
6,106	SunEdison, Inc.*	135,187
3,776	Synopsys, Inc.*	175,244
927	Tech Data Corp.*	55,157
5,246	Teradyne, Inc.	101,353
6,276	Trimble Navigation Ltd.*	164,055
800	Tyler Technologies, Inc.*	95,496
687	Ultimate Software Group, Inc. (The)*	113,111
2,740	VeriFone Systems, Inc.*	96,421
3,287	Vishay Intertechnology, Inc.	46,807
939	WEX, Inc.*	100,464
1,234	Zebra Technologies Corp., Class A*	112,356
		7,322,752

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Materials — 5.3%

2,725	Albemarle Corp.	$154,153
1,568	AptarGroup, Inc.	103,284
1,546	Ashland, Inc.	197,301
2,420	Bemis Co., Inc.	118,096
1,552	Cabot Corp.	70,026
1,290	Carpenter Technology Corp.	54,644
3,712	Cliffs Natural Resources, Inc.	25,390
2,863	Commercial Metals Co.	43,088
814	Compass Minerals International, Inc.	73,805
1,747	Cytec Industries, Inc.	91,770
1,562	Domtar Corp.	70,602
1,218	Eagle Materials, Inc.	95,613
821	Greif, Inc., Class A	36,124
3,446	Louisiana-Pacific Corp.*	57,996
836	Minerals Technologies, Inc.	61,220
258	NewMarket Corp.	121,544
1,895	Olin Corp.	53,136
2,384	Packaging Corp. of America	197,538
2,203	PolyOne Corp.	87,547
1,892	Reliance Steel & Aluminum Co.	107,863
3,394	Rock-Tenn Co., Class A	232,964
1,580	Royal Gold, Inc.	113,918
3,234	RPM International, Inc.	163,479
1,076	Scotts Miracle-Gro Co. (The), Class A	70,489
1,167	Sensient Technologies Corp.	74,233
1,057	Silgan Holdings, Inc.	60,682
2,454	Sonoco Products Co.	114,921
5,826	Steel Dynamics, Inc.	106,150
929	TimkenSteel Corp.	27,926
3,525	United States Steel Corp.	84,424
1,847	Valspar Corp. (The)	160,043
1,228	Worthington Industries, Inc.	33,156
		3,063,125
	Telecommunication Services — 0.1%

2,379	Telephone & Data Systems, Inc.	60,522

	Utilities — 3.2%

2,688	Alliant Energy Corp.	170,957
4,280	Aqua America, Inc.	113,163
2,433	Atmos Energy Corp.	129,046
1,082	Black Hills Corp.	54,998
1,463	Cleco Corp.	79,631
3,728	Great Plains Energy, Inc.	99,202
2,485	Hawaiian Electric Industries, Inc.	82,129
1,218	IDACORP, Inc.	76,271
4,704	MDU Resources Group, Inc.	104,899
2,040	National Fuel Gas Co.	131,397
4,830	OGE Energy Corp.	157,023
1,261	ONE Gas, Inc.	52,470
1,930	PNM Resources, Inc.	55,102
4,247	Questar Corp.	99,295
4,178	UGI Corp.	142,010
2,000	Vectren Corp.	89,300
3,168	Westar Energy, Inc.	123,077
1,205	WGL Holdings, Inc.	64,287
		1,824,257
	Total Common Stocks (Cost $40,323,055)	40,755,025

Principal Amount
	Repurchase Agreements (a)(b) — 4.2%
$2,415,930	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $2,415,936	$2,415,930
	Total Repurchase Agreements (Cost $2,415,930)	2,415,930

	Total Investment Securities (Cost $42,738,985) — 75.2%	43,170,955
	Other assets less liabilities — 24.8%	14,225,005
	Net Assets — 100.0%	$57,395,960

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $5,199,813.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                  Real Estate Investment Trust

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,970,109
Aggregate gross unrealized depreciation	(2,548,573)
Net unrealized appreciation	$421,536
Federal income tax cost of investments	$42,749,419

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of February 28, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	28	03/20/15	$4,212,040	$123,437

Cash collateral in the amount of $206,360 was pledged to cover margin requirements for open futures contracts as of February 28, 2015.

Swap Agreements

UltraPro MidCap400 had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$9,077,137	01/06/16	Bank of America, N.A.	0.32%	S&P MidCap 400® Index	$2,300,684
13,554,485	04/06/16	Citibank, N.A.	0.34%	S&P MidCap 400® Index	973,822
169,706	11/06/15	Credit Suisse International	0.37%	S&P MidCap 400® Index	56,964
1,141,543	11/06/15	Deutsche Bank AG	0.24%	S&P MidCap 400® Index	152,048
2,424,532	11/06/15	Deutsche Bank AG	0.14%	SPDR® S&P MidCap 400® ETF Trust	1,333,396
2,809,151	01/06/16	Goldman Sachs International	0.29%	SPDR® S&P MidCap 400® ETF Trust	216,214
14,192,692	11/07/16	Goldman Sachs International	0.54%	S&P MidCap 400® Index	384,021
119,762	11/06/15	Morgan Stanley & Co. International PLC	0.37%	S&P MidCap 400® Index	95,830
29,448,842	01/06/16	Societe Generale	0.55%	S&P MidCap 400® Index	4,706,070
54,261,409	02/08/16	UBS AG	0.47%	S&P MidCap 400® Index	3,286,900
$127,199,259					$13,505,949

(1)              Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 57.5%
	Consumer Discretionary — 8.0%

1,197	1-800-Flowers.com, Inc., Class A*	$14,939
494	2U, Inc.*	9,129
905	A.H. Belo Corp., Class A	7,864
3,787	Aeropostale, Inc.*	15,262
1,014	AMC Entertainment Holdings, Inc., Class A	34,861
3,258	American Axle & Manufacturing Holdings, Inc.*	81,189
9,361	American Eagle Outfitters, Inc.	140,134
842	American Public Education, Inc.*	27,281
374	America’s Car-Mart, Inc.*	19,899
2,255	Ann, Inc.*	80,977
621	Arctic Cat, Inc.	22,642
1,476	Asbury Automotive Group, Inc.*	116,117
668	Ascent Capital Group, Inc., Class A*	29,372
1,975	Barnes & Noble, Inc.*	49,177
1,287	Beazer Homes USA, Inc.*	21,930
1,510	bebe stores, inc.	5,557
4,651	Belmond Ltd., Class A*	56,882
889	Big 5 Sporting Goods Corp.	11,361
83	Biglari Holdings, Inc.*	36,122
1,046	BJ’s Restaurants, Inc.*	54,622
1,095	Black Diamond, Inc.*	7,939
3,717	Bloomin’ Brands, Inc.*	95,750
583	Blue Nile, Inc.*	17,478
1,189	Bob Evans Farms, Inc.	69,652
703	Bon-Ton Stores, Inc. (The)	3,902
278	Boot Barn Holdings, Inc.*	6,842
3,734	Boyd Gaming Corp.*	51,567
923	Bravo Brio Restaurant Group, Inc.*	12,027
795	Bridgepoint Education, Inc.*	8,045
1,478	Bright Horizons Family Solutions, Inc.*	74,935
2,102	Brown Shoe Co., Inc.	63,060
4,465	Brunswick Corp.	242,182
1,358	Buckle, Inc. (The)	68,307
910	Buffalo Wild Wings, Inc.*	173,919
594	Build-A-Bear Workshop, Inc.*	12,872
1,380	Burlington Stores, Inc.*	76,687
2,201	Caesars Acquisition Co., Class A*	16,265
2,469	Caesars Entertainment Corp.*	26,171
3,733	Callaway Golf Co.	33,560
526	Capella Education Co.	34,095
3,237	Career Education Corp.*	17,286
1,165	Carmike Cinemas, Inc.*	36,406
772	Carriage Services, Inc.	17,748
1,695	Carrols Restaurant Group, Inc.*	13,306
1,320	Cato Corp. (The), Class A	58,529
426	Cavco Industries, Inc.*	30,527
3,398	Central European Media Enterprises Ltd., Class A*	9,616
193	Century Communities, Inc.*	3,580
2,405	Cheesecake Factory, Inc. (The)	114,286
3,547	Chegg, Inc.*	28,802
1,062	Children’s Place, Inc. (The)	60,523
1,754	Christopher & Banks Corp.*	8,770
647	Churchill Downs, Inc.	71,066
791	Chuy’s Holdings, Inc.*	17,774
3,685	Cinedigm Corp., Class A*	5,712
750	Citi Trends, Inc.*	19,987
1,055	ClubCorp Holdings, Inc.	18,779
332	Collectors Universe, Inc.	7,560
1,323	Columbia Sportswear Co.	73,942
1,334	Conn’s, Inc.*	34,484
829	Container Store Group, Inc. (The)*	15,270
2,798	Cooper Tire & Rubber Co.	106,492
659	Cooper-Standard Holding, Inc.*	35,724
1,109	Core-Mark Holding Co., Inc.	77,985
919	Cracker Barrel Old Country Store, Inc.	138,797
3,972	Crocs, Inc.*	44,288
1,670	Crown Media Holdings, Inc., Class A*	5,728
448	CSS Industries, Inc.	12,947
422	Culp, Inc.	9,174
6,957	Cumulus Media, Inc., Class A*	27,758
52	Daily Journal Corp.*	10,089
8,157	Dana Holding Corp.	178,230
326	Dave & Buster’s Entertainment, Inc.*	10,171
1,138	Del Frisco’s Restaurant Group, Inc.*	22,862
4,193	Denny’s Corp.*	48,261
660	Destination Maternity Corp.	10,811
1,684	Destination XL Group, Inc.*	7,948
716	Dex Media, Inc.*	4,833
1,703	Diamond Resorts International, Inc.*	59,009
801	DineEquity, Inc.	86,933
721	Dixie Group, Inc. (The)*	6,359
1,301	Dorman Products, Inc.*	57,387
1,138	Drew Industries, Inc.*	67,131
1,503	E.W. Scripps Co. (The), Class A*	34,659
396	El Pollo Loco Holdings, Inc.*	9,738
726	Empire Resorts, Inc.*	3,899
1,189	Entercom Communications Corp., Class A*	13,531
2,784	Entravision Communications Corp., Class A	19,098
1,071	Eros International PLC*	18,175
477	Escalade, Inc.	7,393
1,216	Ethan Allen Interiors, Inc.	32,625
2,056	EVINE Live, Inc.*	13,014
4,057	Express, Inc.*	56,068
225	Famous Dave’s of America, Inc.*	6,912
1,388	Federal-Mogul Holdings Corp.*	18,141
1,290	Fiesta Restaurant Group, Inc.*	83,863
2,323	Finish Line, Inc. (The), Class A	56,867
2,613	Five Below, Inc.*	82,924
236	Flexsteel Industries, Inc.	7,045
538	Fox Factory Holding Corp.*	8,016
2,033	Francesca’s Holdings Corp.*	30,475
1,775	Fred’s, Inc., Class A	33,157
912	FTD Cos., Inc.*	31,738
682	Fuel Systems Solutions, Inc.*	7,393
924	G-III Apparel Group Ltd.*	97,233
722	Gaiam, Inc., Class A*	4,614
1,155	Genesco, Inc.*	84,812
1,699	Gentherm, Inc.*	78,919
1,945	Global Eagle Entertainment, Inc.*	25,868
733	Global Sources Ltd.*	4,031
2,246	Grand Canyon Education, Inc.*	103,002
2,386	Gray Television, Inc.*	26,103
1,166	Group 1 Automotive, Inc.	94,842
2,959	Guess?, Inc.	53,587
277	Habit Restaurants, Inc. (The), Class A*	9,097
2,371	Harte-Hanks, Inc.	18,375
970	Haverty Furniture Cos., Inc.	22,358

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,377	Helen of Troy Ltd.*	$105,506
403	Hemisphere Media Group, Inc.*	5,070
579	hhgregg, Inc.*	3,706
1,247	Hibbett Sports, Inc.*	60,991
5,249	Houghton Mifflin Harcourt Co.*	103,825
5,622	Hovnanian Enterprises, Inc., Class A*	21,026
1,598	HSN, Inc.	107,977
2,317	Iconix Brand Group, Inc.*	78,245
366	Ignite Restaurant Group, Inc.*	2,610
413	Installed Building Products, Inc.*	7,203
1,340	International Speedway Corp., Class A	41,580
1,913	Interval Leisure Group, Inc.	51,651
647	Intrawest Resorts Holdings, Inc.*	6,108
1,420	iRobot Corp.*	46,647
1,043	Isle of Capri Casinos, Inc.*	13,006
1,125	ITT Educational Services, Inc.*	8,325
1,928	Jack in the Box, Inc.	186,418
898	JAKKS Pacific, Inc.*	5,981
828	Jamba, Inc.*	12,536
241	Johnson Outdoors, Inc., Class A	8,083
2,158	Journal Communications, Inc., Class A*	25,637
1,656	K12, Inc.*	28,036
4,032	KB Home	56,246
704	Kirkland’s, Inc.*	16,734
3,137	Krispy Kreme Doughnuts, Inc.*	68,449
2,132	La Quinta Holdings, Inc.*	47,352
794	Lands’ End, Inc.*	29,116
2,520	La-Z-Boy, Inc.	62,874
3,144	LeapFrog Enterprises, Inc.*	8,080
2,581	Lee Enterprises, Inc.*	7,769
688	LGI Homes, Inc.*	9,742
1,034	Libbey, Inc.	39,323
183	Liberty Tax, Inc.*	5,201
1,968	Life Time Fitness, Inc.*	113,750
3,876	LifeLock, Inc.*	54,186
502	Lifetime Brands, Inc.	8,037
1,099	Lithia Motors, Inc., Class A	103,812
631	Loral Space & Communications, Inc.*	44,883
1,321	Lumber Liquidators Holdings, Inc.*	68,507
1,178	M/I Homes, Inc.*	25,645
403	Malibu Boats, Inc., Class A*	8,161
866	Marcus Corp. (The)	16,878
510	Marine Products Corp.	4,162
1,194	MarineMax, Inc.*	30,268
1,292	Marriott Vacations Worldwide Corp.	98,270
1,439	Martha Stewart Living Omnimedia, Inc., Class A*	6,806
722	Mattress Firm Holding Corp.*	43,977
2,941	McClatchy Co. (The), Class A*	6,823
1,880	MDC Holdings, Inc.	51,098
2,045	MDC Partners, Inc., Class A	53,211
3,836	Media General, Inc.*	57,195
2,309	Men’s Wearhouse, Inc. (The)	115,889
1,729	Meredith Corp.	92,744
1,883	Meritage Homes Corp.*	83,812
2,295	Modine Manufacturing Co.*	29,743
458	Monarch Casino & Resort, Inc.*	8,336
1,517	Monro Muffler Brake, Inc.	95,935
1,406	Morgans Hotel Group Co.*	10,911
859	Motorcar Parts of America, Inc.*	22,549
883	Movado Group, Inc.	22,684
219	NACCO Industries, Inc., Class A	12,231
151	Nathan’s Famous, Inc.*	12,346
2,929	National CineMedia, Inc.	44,638
1,502	Nautilus, Inc.*	22,921
404	New Home Co., Inc. (The)*	5,866
2,141	New Media Investment Group, Inc.	52,883
1,411	New York & Co., Inc.*	3,161
6,662	New York Times Co. (The), Class A	93,201
1,475	Nexstar Broadcasting Group, Inc., Class A	80,432
521	Noodles & Co.*	9,498
1,386	Nutrisystem, Inc.	23,853
25,749	Office Depot, Inc.*	241,268
2,484	Orbitz Worldwide, Inc.*	28,765
911	Outerwall, Inc.	58,778
559	Overstock.com, Inc.*	12,700
700	Oxford Industries, Inc.	38,521
2,391	Pacific Sunwear of California, Inc.*	6,671
1,474	Papa John’s International, Inc.	91,152
281	Papa Murphy’s Holdings, Inc.*	3,754
3,784	Penn National Gaming, Inc.*	61,641
2,564	Pep Boys-Manny Moe & Jack (The)*	22,768
585	Perry Ellis International, Inc.*	13,806
972	PetMed Express, Inc.	14,959
4,552	Pier 1 Imports, Inc.	54,897
2,870	Pinnacle Entertainment, Inc.*	73,874
2,172	Pool Corp.	150,237
1,139	Popeyes Louisiana Kitchen, Inc.*	68,351
719	Potbelly Corp.*	9,663
6,540	Quiksilver, Inc.*	13,734
1,113	Radio One, Inc., Class D*	2,905
637	ReachLocal, Inc.*	1,905
832	Reading International, Inc., Class A*	10,799
688	Red Robin Gourmet Burgers, Inc.*	57,427
2,102	Regis Corp.*	33,716
1,482	Remy International, Inc.	33,893
2,542	Rent-A-Center, Inc.	70,159
478	Rentrak Corp.*	26,170
1,501	Restoration Hardware Holdings, Inc.*	132,238
2,959	Ruby Tuesday, Inc.*	19,470
1,735	Ruth’s Hospitality Group, Inc.	26,476
2,259	Ryland Group, Inc. (The)	102,784
174	Saga Communications, Inc., Class A	6,957
525	Salem Media Group, Inc.	3,890
1,277	Scholastic Corp.	47,262
2,441	Scientific Games Corp., Class A*	32,978
559	Sears Hometown and Outlet Stores, Inc.*	7,429
2,613	Select Comfort Corp.*	83,877
813	Sequential Brands Group, Inc.*	8,236
2,127	SFX Entertainment, Inc.*	10,125
400	Shiloh Industries, Inc.*	4,964
729	Shoe Carnival, Inc.	17,877
1,855	Shutterfly, Inc.*	89,059
3,307	Sinclair Broadcast Group, Inc., Class A	90,810
1,061	Sizmek, Inc.*	8,382
1,882	Skechers U.S.A., Inc., Class A*	128,239
960	Skullcandy, Inc.*	9,994
2,646	Smith & Wesson Holding Corp.*	35,800

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,919	Sonic Automotive, Inc., Class A	$47,457
2,617	Sonic Corp.	83,194
2,934	Sotheby’s	128,949
1,660	Spartan Motors, Inc.	8,267
561	Speedway Motorsports, Inc.	13,307
469	Sportsman’s Warehouse Holdings, Inc.*	3,452
1,526	Stage Stores, Inc.	32,687
954	Standard Motor Products, Inc.	39,992
6,971	Standard Pacific Corp.*	60,927
1,337	Stein Mart, Inc.	21,980
653	Steiner Leisure Ltd.*	30,116
2,806	Steven Madden Ltd.*	102,447
1,360	Stoneridge, Inc.*	15,708
167	Strattec Security Corp.	11,358
522	Strayer Education, Inc.*	31,774
934	Sturm Ruger & Co., Inc.	48,531
1,137	Superior Industries International, Inc.	22,081
545	Systemax, Inc.*	6,556
2,932	Tenneco, Inc.*	170,760
3,357	Texas Roadhouse, Inc.	126,357
1,350	Tile Shop Holdings, Inc.*	14,904
510	Tilly’s, Inc., Class A*	6,406
5,309	Time, Inc.	125,823
992	Tower International, Inc.*	26,853
430	Townsquare Media, Inc., Class A*	5,689
1,445	Travelport Worldwide Ltd.	23,033
7,057	TRI Pointe Homes, Inc.*	112,065
2,093	Tuesday Morning Corp.*	39,725
2,439	Tumi Holdings, Inc.*	57,048
338	Turtle Beach Corp.*	798
377	UCP, Inc., Class A*	3,431
706	Unifi, Inc.*	22,818
766	Universal Electronics, Inc.*	43,287
1,044	Universal Technical Institute, Inc.	10,273
1,740	Vail Resorts, Inc.	152,789
1,050	Vera Bradley, Inc.*	20,990
538	Vince Holding Corp.*	12,229
1,482	Vitamin Shoppe, Inc.*	62,837
938	VOXX International Corp.*	8,067
609	Wayfair, Inc., Class A*	14,220
565	WCI Communities, Inc.*	13,515
1,333	Weight Watchers International, Inc.*	15,103
842	West Marine, Inc.*	9,473
318	Weyco Group, Inc.	8,567
845	William Lyon Homes, Class A*	19,173
113	Winmark Corp.	9,277
1,312	Winnebago Industries, Inc.	30,452
4,884	Wolverine World Wide, Inc.	149,255
1,432	World Wrestling Entertainment, Inc., Class A	23,542
281	Zoe’s Kitchen, Inc.*	9,641
999	Zumiez, Inc.*	38,781
		11,906,693
	Consumer Staples — 1.8%

2,170	22nd Century Group, Inc.*	1,773
140	Alico, Inc.	6,394
4,245	Alliance One International, Inc.*	4,033
1,358	Andersons, Inc. (The)	60,119
2,583	B&G Foods, Inc.	74,003
401	Boston Beer Co., Inc. (The), Class A*	107,308
2,932	Boulder Brands, Inc.*	30,229
693	Calavo Growers, Inc.	29,071
1,494	Cal-Maine Foods, Inc.	56,219
1,853	Casey’s General Stores, Inc.	162,601
2,080	Central Garden and Pet Co., Class A*	20,134
866	Chefs’ Warehouse, Inc. (The)*	17,545
224	Coca-Cola Bottling Co. Consolidated	23,383
529	Craft Brew Alliance, Inc.*	6,612
7,925	Darling Ingredients, Inc.*	138,054
4,501	Dean Foods Co.	72,556
1,048	Diamond Foods, Inc.*	28,244
738	Diplomat Pharmacy, Inc.*	22,140
1,247	Elizabeth Arden, Inc.*	20,887
891	Fairway Group Holdings Corp.*	4,963
360	Farmer Bros Co.*	8,723
1,048	Female Health Co. (The)	3,637
1,739	Fresh Del Monte Produce, Inc.	61,230
2,062	Fresh Market, Inc. (The)*	78,480
577	Freshpet, Inc.*	10,634
4,004	Harbinger Group, Inc.*	49,329
567	Ingles Markets, Inc., Class A	24,517
801	Inter Parfums, Inc.	22,772
737	Inventure Foods, Inc.*	7,436
717	J&J Snack Foods Corp.	72,553
398	John B. Sanfilippo & Son, Inc.	14,746
891	Lancaster Colony Corp.	81,437
1,290	Landec Corp.*	18,008
1,517	Liberator Medical Holdings, Inc.	5,810
226	Lifeway Foods, Inc.*	4,233
539	Limoneira Co.	11,265
581	Medifast, Inc.*	18,383
549	National Beverage Corp.*	12,303
430	Natural Grocers by Vitamin Cottage, Inc.*	12,664
524	Nature’s Sunshine Products, Inc.	6,838
417	Nutraceutical International Corp.*	6,830
235	Oil-Dri Corp. of America	7,137
1,006	Omega Protein Corp.*	10,744
389	Orchids Paper Products Co.	10,962
1,129	Pantry, Inc. (The)*	41,434
2,520	Post Holdings, Inc.*	124,690
901	PriceSmart, Inc.	71,575
547	Revlon, Inc., Class A*	18,467
1,890	Roundy’s, Inc.*	7,692
1,111	Sanderson Farms, Inc.	94,668
14	Seaboard Corp.*	56,140
393	Seneca Foods Corp., Class A*	10,627
648	Smart & Final Stores, Inc.*	9,759
2,292	Snyder’s-Lance, Inc.	70,708
1,816	SpartanNash Co.	48,215
9,762	SUPERVALU, Inc.*	96,449
833	Synutra International, Inc.*	4,723
906	Tootsie Roll Industries, Inc.	29,880
2,026	TreeHouse Foods, Inc.*	169,293
2,390	United Natural Foods, Inc.*	198,466
1,118	Universal Corp.	53,563
274	USANA Health Sciences, Inc.*	27,403
3,635	Vector Group Ltd.	83,787
325	Village Super Market, Inc., Class A	8,980
721	WD-40 Co.	58,545
530	Weis Markets, Inc.	25,000
		2,757,003
	Energy — 1.9%

4,450	Abraxas Petroleum Corp.*	13,572

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
103	Adams Resources & Energy, Inc.	$6,889
1,261	Alon USA Energy, Inc.	17,578
10,658	Alpha Natural Resources, Inc.*	13,536
1,465	American Eagle Energy Corp.*	894
1,303	Amyris, Inc.*	3,518
1,896	Approach Resources, Inc.*	14,656
10,222	Arch Coal, Inc.*	13,391
869	Ardmore Shipping Corp.	9,185
271	Aspen Aerogels, Inc.*	2,149
1,531	Basic Energy Services, Inc.*	11,391
2,393	Bill Barrett Corp.*	24,026
1,896	Bonanza Creek Energy, Inc.*	51,097
5,711	BPZ Resources, Inc.*	1,366
1,713	Bristow Group, Inc.	106,103
2,217	C&J Energy Services, Inc.*	30,218
2,662	Callon Petroleum Co.*	19,486
950	CARBO Ceramics, Inc.	34,618
2,190	Carrizo Oil & Gas, Inc.*	104,222
1,615	CHC Group Ltd.*	3,973
284	Clayton Williams Energy, Inc.*	13,933
3,379	Clean Energy Fuels Corp.*	20,308
2,934	Cloud Peak Energy, Inc.*	24,323
2,303	Comstock Resources, Inc.	11,976
838	Contango Oil & Gas Co.*	19,718
5	Dawson Geophysical Co.*	24
2,858	Delek U.S. Holdings, Inc.	106,546
4,455	DHT Holdings, Inc.	30,739
2,126	Diamondback Energy, Inc.*	151,392
352	Dorian LPG Ltd.*	4,323
1,459	Eclipse Resources Corp.*	10,461
3,760	Emerald Oil, Inc.*	4,174
4,514	Energy XXI Ltd.	21,441
980	Era Group, Inc.*	21,619
945	Evolution Petroleum Corp.	6,445
7,311	EXCO Resources, Inc.	15,353
2,820	Exterran Holdings, Inc.	91,565
1,204	FMSA Holdings, Inc.*	8,115
2,870	Forum Energy Technologies, Inc.*	56,051
3,193	Frontline Ltd.*	8,014
2,596	FX Energy, Inc.*	5,088
2,028	GasLog Ltd.	40,134
3,379	Gastar Exploration, Inc.*	10,137
632	Geospace Technologies Corp.*	11,774
587	Glori Energy, Inc.*	1,790
1,675	Goodrich Petroleum Corp.*	7,504
1,801	Green Plains, Inc.	41,873
698	Gulf Island Fabrication, Inc.	11,189
1,210	GulfMark Offshore, Inc., Class A	19,892
12,556	Halcon Resources Corp.*	24,108
499	Hallador Energy Co.	6,257
2,027	Harvest Natural Resources, Inc.*	1,166
5,082	Helix Energy Solutions Group, Inc.*	78,466
7,735	Hercules Offshore, Inc.*	3,481
1,746	Hornbeck Offshore Services, Inc.*	36,422
496	Independence Contract Drilling, Inc.*	2,832
6,222	ION Geophysical Corp.*	14,186
43	Isramco, Inc.*	5,289
671	Jones Energy, Inc., Class A*	5,730
6,325	Key Energy Services, Inc.*	12,966
9,571	Magnum Hunter Resources Corp.*	25,267
3,530	Matador Resources Co.*	76,460
1,272	Matrix Service Co.*	23,659
11,438	McDermott International, Inc.*	28,595
1,790	Midstates Petroleum Co., Inc.*	1,915
1,445	Miller Energy Resources, Inc.*	2,442
611	Mitcham Industries, Inc.*	3,855
600	Natural Gas Services Group, Inc.*	11,568
3,959	Navios Maritime Acquisition Corp.	13,896
4,086	Newpark Resources, Inc.*	38,694
878	Nordic American Offshore Ltd.	8,236
4,294	Nordic American Tankers Ltd.	43,928
3,442	North Atlantic Drilling Ltd.	5,542
2,939	Northern Oil and Gas, Inc.*	25,334
727	Nuverra Environmental Solutions, Inc.*	2,719
1,151	Pacific Ethanol, Inc.*	10,566
674	Panhandle Oil and Gas, Inc., Class A	13,622
5,833	Parker Drilling Co.*	18,024
2,561	Parsley Energy, Inc., Class A*	38,133
1,724	PDC Energy, Inc.*	89,096
3,159	Penn Virginia Corp.*	20,976
2,815	PetroQuest Energy, Inc.*	8,220
606	PHI, Inc. (Non-Voting)*	19,525
3,022	Pioneer Energy Services Corp.*	16,077
705	Profire Energy, Inc.*	1,488
1,663	Renewable Energy Group, Inc.*	14,834
3,752	Resolute Energy Corp.*	3,977
302	REX American Resources Corp.*	16,417
2,315	Rex Energy Corp.*	11,344
576	RigNet, Inc.*	18,213
973	Ring Energy, Inc.*	9,244
2,958	Rosetta Resources, Inc.*	52,445
1,125	RSP Permian, Inc.*	30,555
2,452	Sanchez Energy Corp.*	32,857
7,877	Scorpio Tankers, Inc.	68,215
895	SEACOR Holdings, Inc.*	64,896
2,052	SemGroup Corp., Class A	158,640
2,846	Ship Finance International Ltd.	45,564
3,658	Solazyme, Inc.*	9,767
2,704	Stone Energy Corp.*	45,806
2,109	Swift Energy Co.*	6,601
3,905	Synergy Resources Corp.*	46,665
3,868	Teekay Tankers Ltd., Class A	22,628
1,671	Tesco Corp.	17,763
3,801	TETRA Technologies, Inc.*	22,692
1,090	TransAtlantic Petroleum Ltd.*	5,221
3,239	Triangle Petroleum Corp.*	16,065
2,399	VAALCO Energy, Inc.*	11,611
9,896	Vantage Drilling Co.*	3,662
631	Vertex Energy, Inc.*	2,190
1,682	W&T Offshore, Inc.	10,042
3,546	Warren Resources, Inc.*	4,291
2,562	Western Refining, Inc.	120,670
722	Westmoreland Coal Co.*	20,360
1,927	Willbros Group, Inc.*	12,217
		2,901,961
	Financials — 13.7%

722	1st Source Corp.	22,288
3,280	Acadia Realty Trust (REIT)	112,045
1,982	Actua Corp.*	33,218
1,367	AG Mortgage Investment Trust, Inc. (REIT)	25,713
845	Agree Realty Corp. (REIT)	27,741
2,346	Alexander & Baldwin, Inc.	94,849
101	Alexander’s, Inc. (REIT)	44,481
68	Altisource Asset Management Corp.*	12,039

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
640	Altisource Portfolio Solutions S.A.*	$12,890
2,750	Altisource Residential Corp. (REIT)	56,788
2,167	Ambac Financial Group, Inc.*	53,937
1,726	American Assets Trust, Inc. (REIT)	70,801
2,463	American Capital Mortgage Investment Corp. (REIT)	45,442
3,579	American Equity Investment Life Holding Co.	101,966
418	American National Bankshares, Inc.	9,443
1,549	American Residential Properties, Inc. (REIT)*	26,860
1,211	Ameris Bancorp	31,692
899	AMERISAFE, Inc.	37,344
397	Ames National Corp.	9,790
1,447	AmTrust Financial Services, Inc.	77,993
318	Anchor BanCorp Wisconsin, Inc.*	11,111
5,454	Anworth Mortgage Asset Corp. (REIT)	28,524
2,222	Apollo Commercial Real Estate Finance, Inc. (REIT)	37,974
1,543	Apollo Residential Mortgage, Inc. (REIT)	24,457
1,377	Ares Commercial Real Estate Corp. (REIT)	16,524
1,388	Argo Group International Holdings Ltd.	66,518
1,072	Arlington Asset Investment Corp., Class A	26,789
1,205	Armada Hoffler Properties, Inc. (REIT)	13,014
17,196	ARMOUR Residential REIT, Inc. (REIT)	54,683
526	Arrow Financial Corp.	14,044
1,222	Ashford Hospitality Prime, Inc. (REIT)	19,882
3,818	Ashford Hospitality Trust, Inc. (REIT)	40,662
39	Ashford, Inc.*	5,382
2,772	Associated Estates Realty Corp. (REIT)	66,389
4,170	Astoria Financial Corp.	54,710
554	Atlas Financial Holdings, Inc.*	9,961
544	AV Homes, Inc.*	8,236
947	Aviv REIT, Inc. (REIT)	34,073
447	Baldwin & Lyons, Inc., Class B	10,384
1,596	Banc of California, Inc.	17,428
343	BancFirst Corp.	20,367
1,431	Banco Latinoamericano de Comercio Exterior S.A., Class E	45,005
1,593	Bancorp, Inc. (The)*	14,879
4,624	BancorpSouth, Inc.	103,531
2,242	Bank Mutual Corp.	16,075
302	Bank of Kentucky Financial Corp. (The)	14,351
285	Bank of Marin Bancorp	14,298
4,096	Bank of the Ozarks, Inc.	149,914
897	BankFinancial Corp.	10,692
943	Banner Corp.	41,171
3,828	BBCN Bancorp, Inc.	52,635
383	BBX Capital Corp., Class A*	5,477
1,553	Beneficial Bancorp, Inc.*	17,580
1,209	Berkshire Hills Bancorp, Inc.	32,256
8,390	BGC Partners, Inc., Class A	76,181
1,371	Blue Hills Bancorp, Inc.*	17,645
961	BNC Bancorp	15,587
726	BofI Holding, Inc.*	64,178
3,853	Boston Private Financial Holdings, Inc.	48,355
560	Bridge Bancorp, Inc.	13,905
473	Bridge Capital Holdings*	10,170
3,400	Brookline Bancorp, Inc.	32,912
659	Bryn Mawr Bank Corp.	19,730
157	C1 Financial, Inc.*	2,612
822	Calamos Asset Management, Inc., Class A	10,497
357	Camden National Corp.	13,602
3,116	Campus Crest Communities, Inc. (REIT)	24,274
1,103	Capital Bank Financial Corp., Class A*	29,285
512	Capital City Bank Group, Inc.	7,921
6,892	Capitol Federal Financial, Inc.	85,530
4,611	Capstead Mortgage Corp. (REIT)	55,194
1,539	Cardinal Financial Corp.	30,118
1,361	CareTrust REIT, Inc. (REIT)	17,298
1,494	Cascade Bancorp*	7,231
1,354	Cash America International, Inc.	29,219
917	CatchMark Timber Trust, Inc., Class A (REIT)	11,123
3,834	Cathay General Bancorp	99,032
4,092	Cedar Realty Trust, Inc. (REIT)	30,608
1,711	CenterState Banks, Inc.	20,070
824	Central Pacific Financial Corp.	18,903
168	Century Bancorp, Inc./MA, Class A	6,508
11,413	Chambers Street Properties (REIT)	93,472
820	Charter Financial Corp./MD	9,479
1,842	Chatham Lodging Trust (REIT)	53,455
1,578	Chemical Financial Corp.	47,624
2,643	Chesapeake Lodging Trust (REIT)	93,985
289	CIFC Corp.	2,292
599	Citizens & Northern Corp.	11,531
2,118	Citizens, Inc./TX*	15,504
756	City Holding Co.	34,889
1,275	Clifton Bancorp, Inc.	16,907
697	CNB Financial Corp./PA	11,786
9,875	CNO Financial Group, Inc.	160,568
1,726	CoBiz Financial, Inc.	19,487
933	Cohen & Steers, Inc.	38,878
5,170	Colony Financial, Inc. (REIT)	130,336
2,766	Columbia Banking System, Inc.	77,946
1,959	Community Bank System, Inc.	69,584
752	Community Trust Bancorp, Inc.	24,545
557	CommunityOne Bancorp*	5,598
1,089	ConnectOne Bancorp, Inc.	19,885
206	Consolidated-Tomoka Land Co.	12,119
1,012	Consumer Portfolio Services, Inc.*	7,044
2,244	CorEnergy Infrastructure Trust, Inc. (REIT)	15,080
1,011	CoreSite Realty Corp. (REIT)	47,962
10,596	Cousins Properties, Inc. (REIT)	113,695
5,556	Cowen Group, Inc., Class A*	29,391
1,347	Crawford & Co., Class B	12,244
310	Credit Acceptance Corp.*	56,823
481	CU Bancorp*	9,933
7,803	CubeSmart (REIT)	181,030
1,230	Customers Bancorp, Inc.*	27,232
5,099	CVB Financial Corp.	79,799
1,583	CyrusOne, Inc. (REIT)	47,047
7,803	CYS Investments, Inc. (REIT)	70,929

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,961	DCT Industrial Trust, Inc. (REIT)	$142,913
137	Diamond Hill Investment Group, Inc.	19,279
9,422	DiamondRock Hospitality Co. (REIT)	136,431
1,578	Dime Community Bancshares, Inc.	24,554
392	Donegal Group, Inc., Class A	6,009
3,070	DuPont Fabros Technology, Inc. (REIT)	96,122
2,634	Dynex Capital, Inc. (REIT)	21,968
1,267	Eagle Bancorp, Inc.*	47,069
1,507	EastGroup Properties, Inc. (REIT)	94,941
2,239	Education Realty Trust, Inc. (REIT)	78,499
856	eHealth, Inc.*	7,790
243	EMC Insurance Group, Inc.	7,589
4,412	Empire State Realty Trust, Inc., Class A (REIT)	78,092
1,511	Employers Holdings, Inc.	35,644
1,238	Encore Capital Group, Inc.*	49,483
1,239	Enova International, Inc.*	28,609
411	Enstar Group Ltd.*	57,170
360	Enterprise Bancorp, Inc./MA	7,632
951	Enterprise Financial Services Corp.	19,134
2,752	EPR Properties (REIT)	167,900
2,958	Equity One, Inc. (REIT)	79,215
2,145	Essent Group Ltd.*	49,807
4,388	EverBank Financial Corp.	78,896
1,593	Evercore Partners, Inc., Class A	81,609
2,942	Excel Trust, Inc. (REIT)	40,305
2,476	EZCORP, Inc., Class A*	25,849
465	FBL Financial Group, Inc., Class A	26,896
385	FBR & Co.*	9,336
397	FCB Financial Holdings, Inc., Class A*	10,084
502	Federal Agricultural Mortgage Corp., Class C	16,034
665	Federated National Holding Co.	19,238
5,980	FelCor Lodging Trust, Inc. (REIT)	64,405
542	Fidelity & Guaranty Life	11,209
797	Fidelity Southern Corp.	12,585
1	Fidus Investment Corp.	11
289	Fifth Street Asset Management, Inc.*	3,771
2,477	Financial Engines, Inc.	99,823
667	Financial Institutions, Inc.	15,021
5,144	First American Financial Corp.	180,194
462	First Bancorp, Inc./ME	7,669
5,019	First BanCorp./Puerto Rico*	33,075
948	First Bancorp/NC	16,666
3,491	First Busey Corp.	22,098
190	First Business Financial Services, Inc.	8,835
1,394	First Cash Financial Services, Inc.*	67,107
463	First Citizens BancShares, Inc., Class A	116,792
4,528	First Commonwealth Financial Corp.	38,397
788	First Community Bancshares, Inc./VA	12,671
778	First Connecticut Bancorp, Inc./CT	11,561
465	First Defiance Financial Corp.	14,885
2,779	First Financial Bancorp	48,438
3,084	First Financial Bankshares, Inc.	81,017
553	First Financial Corp./IN	18,608
663	First Financial Northwest, Inc.	7,963
5,303	First Industrial Realty Trust, Inc. (REIT)	112,848
872	First Interstate BancSystem, Inc., Class A	23,012
1,735	First Merchants Corp.	39,142
3,624	First Midwest Bancorp, Inc./IL	61,970
719	First NBC Bank Holding Co.*	23,526
581	First of Long Island Corp. (The)	14,258
2,829	First Potomac Realty Trust (REIT)	33,807
7,962	FirstMerit Corp.	144,510
977	Flagstar Bancorp, Inc.*	14,450
1,457	Flushing Financial Corp.	28,528
8,360	FNB Corp./PA	107,259
1,681	Forestar Group, Inc.*	24,173
584	Fox Chase Bancorp, Inc.	9,554
4,332	Franklin Street Properties Corp. (REIT)	54,713
321	FRP Holdings, Inc.*	9,794
2,194	FXCM, Inc., Class A	4,629
1,115	Gain Capital Holdings, Inc.	10,581
309	GAMCO Investors, Inc., Class A	23,330
3,495	Geo Group, Inc. (The) (REIT)	150,809
636	German American Bancorp, Inc.	18,260
1,232	Getty Realty Corp. (REIT)	22,225
3,683	GFI Group, Inc.	22,429
3,586	Glacier Bancorp, Inc.	87,104
980	Gladstone Commercial Corp. (REIT)	17,807
393	Global Indemnity PLC*	10,631
3,287	Government Properties Income Trust (REIT)	76,883
8,993	Gramercy Property Trust, Inc. (REIT)	63,401
499	Great Southern Bancorp, Inc.	18,673
886	Great Western Bancorp, Inc.	20,378
226	Green Bancorp, Inc.*	2,547
1,499	Green Dot Corp., Class A*	23,249
1,361	Greenhill & Co., Inc.	52,684
1,364	Greenlight Capital Re Ltd., Class A*	44,644
710	Guaranty Bancorp	10,813
682	Hallmark Financial Services, Inc.*	7,693
1,641	Hampton Roads Bankshares, Inc.*	2,675
3,962	Hancock Holding Co.	115,968
1,533	Hanmi Financial Corp.	30,246
1,270	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	21,120
4,647	Hatteras Financial Corp. (REIT)	85,272
434	HCI Group, Inc.	20,537
4,624	Healthcare Realty Trust, Inc. (REIT)	131,969
757	Heartland Financial USA, Inc.	23,247
1,003	Heritage Commerce Corp.	8,405
1,454	Heritage Financial Corp./WA	23,438
332	Heritage Insurance Holdings, Inc.*	6,607
1,080	Heritage Oaks Bancorp	8,316
9,661	Hersha Hospitality Trust (REIT)	64,825
1,580	HFF, Inc., Class A	56,216
4,340	Highwoods Properties, Inc. (REIT)	197,947
3,615	Hilltop Holdings, Inc.*	67,239
2,607	Home BancShares, Inc./AR	82,512
3,420	Home Loan Servicing Solutions Ltd.	62,962
715	HomeStreet, Inc.*	12,370
1,004	HomeTrust Bancshares, Inc.*	15,843
1,961	Horace Mann Educators Corp.	63,203

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
443	Horizon Bancorp/IN	$10,012
3,150	Hudson Pacific Properties, Inc. (REIT)	100,674
709	Hudson Valley Holding Corp.	18,427
1,513	Iberiabank Corp.	95,501
370	Independence Holding Co.	4,355
1,229	Independent Bank Corp./MA	51,397
1,104	Independent Bank Corp./MI	14,076
440	Independent Bank Group, Inc.	15,871
554	Infinity Property & Casualty Corp.	42,963
4,203	Inland Real Estate Corp. (REIT)	44,972
2,619	International Bancshares Corp.	64,846
743	INTL FCStone, Inc.*	20,232
5,927	Invesco Mortgage Capital, Inc. (REIT)	94,654
1,733	Investment Technology Group, Inc.*	39,027
17,248	Investors Bancorp, Inc.	198,007
5,393	Investors Real Estate Trust (REIT)	41,310
4,086	iStar Financial, Inc. (REIT)*	54,140
7,199	Janus Capital Group, Inc.	118,640
567	JG Wentworth Co., Class A*	5,868
183	Kansas City Life Insurance Co.	8,546
2,171	KCG Holdings, Inc., Class A*	27,311
675	Kearny Financial Corp.*	8,964
2,098	Kemper Corp.	77,206
3,458	Kennedy-Wilson Holdings, Inc.	92,536
1,583	Kite Realty Group Trust (REIT)	44,831
734	Ladder Capital Corp. (REIT)*	13,506
4,805	Ladenburg Thalmann Financial Services, Inc.*	18,547
1,826	Lakeland Bancorp, Inc.	19,849
796	Lakeland Financial Corp.	31,076
5,377	LaSalle Hotel Properties (REIT)	209,273
1,924	LegacyTexas Financial Group, Inc.	44,252
308	LendingTree, Inc.*	16,336
9,901	Lexington Realty Trust (REIT)	107,228
1,677	LTC Properties, Inc. (REIT)	74,845
1,261	Macatawa Bank Corp.	6,809
4,269	Mack-Cali Realty Corp. (REIT)	80,300
2,408	Maiden Holdings Ltd.	34,458
984	MainSource Financial Group, Inc.	18,411
657	Manning & Napier, Inc.	7,897
386	Marcus & Millichap, Inc.*	14,255
1,816	MarketAxess Holdings, Inc.	144,535
403	Marlin Business Services Corp.	7,540
3,198	MB Financial, Inc.	99,746
2,412	Meadowbrook Insurance Group, Inc.	20,164
10,005	Medical Properties Trust, Inc. (REIT)	151,476
289	Medley Management, Inc., Class A	3,003
810	Mercantile Bank Corp.	15,398
248	Merchants Bancshares, Inc./VT	7,199
978	Meridian Bancorp, Inc.*	12,117
295	Meta Financial Group, Inc.	10,523
683	Metro Bancorp, Inc.	17,259
16,300	MGIC Investment Corp.*	148,819
401	MidSouth Bancorp, Inc.	5,718
336	MidWestOne Financial Group, Inc.	9,663
355	Moelis & Co., Class A	11,424
2,693	Monmouth Real Estate Investment Corp. (REIT)	30,350
1,761	Montpelier Re Holdings Ltd.	63,466
1,676	National Bank Holdings Corp., Class A	31,241
335	National Bankshares, Inc.	9,735
1,709	National General Holdings Corp.	31,787
1,805	National Health Investors, Inc. (REIT)	128,480
341	National Interstate Corp.	9,132
5,969	National Penn Bancshares, Inc.	64,047
107	National Western Life Insurance Co., Class A	26,898
504	Navigators Group, Inc. (The)*	37,654
2,104	NBT Bancorp, Inc.	50,517
1,002	Nelnet, Inc., Class A	46,713
6,789	New Residential Investment Corp. (REIT)	102,582
5,061	New York Mortgage Trust, Inc. (REIT)	39,982
7,809	New York REIT, Inc. (REIT)	81,136
1,619	NewBridge Bancorp*	13,438
1,287	NewStar Financial, Inc.*	12,844
497	Nicholas Financial, Inc.*	7,400
2,434	NMI Holdings, Inc., Class A*	17,768
2,439	Northfield Bancorp, Inc.	35,292
329	Northrim BanCorp, Inc.	7,781
4,558	Northwest Bancshares, Inc.	53,853
646	OceanFirst Financial Corp.	10,556
2,167	OFG Bancorp	37,814
403	Old Line Bancshares, Inc.	5,884
5,670	Old National Bancorp/IN	79,890
1,167	OM Asset Management PLC*	20,959
591	One Liberty Properties, Inc. (REIT)	13,995
1,091	OneBeacon Insurance Group Ltd., Class A	16,365
490	Oppenheimer Holdings, Inc., Class A	10,339
247	Opus Bank	7,195
2,203	Oritani Financial Corp.	31,525
519	Owens Realty Mortgage, Inc. (REIT)	6,488
866	Pacific Continental Corp.	11,769
829	Pacific Premier Bancorp, Inc.*	13,082
215	Palmetto Bancshares, Inc.	3,578
616	Park National Corp.	52,434
2,151	Park Sterling Corp.	14,627
3,790	Parkway Properties, Inc./MD (REIT)	66,742
730	Peapack Gladstone Financial Corp.	14,345
3,439	Pebblebrook Hotel Trust (REIT)	167,067
232	Penns Woods Bancorp, Inc.	10,728
3,310	Pennsylvania Real Estate Investment Trust (REIT)	75,402
645	PennyMac Financial Services, Inc., Class A*	11,262
3,563	PennyMac Mortgage Investment Trust (REIT)	76,391
657	Peoples Bancorp, Inc./OH	15,597
363	Peoples Financial Services Corp.	15,046
2,448	PHH Corp.*	59,437
274	Phoenix Cos., Inc. (The)*	15,760
3,380	Physicians Realty Trust (REIT)	55,601
1,095	PICO Holdings, Inc.*	18,801
1,713	Pinnacle Financial Partners, Inc.	71,946
784	Piper Jaffray Cos.*	42,924
1,195	Platinum Underwriters Holdings Ltd.	91,238
1,955	Potlatch Corp. (REIT)	78,063
2,411	PRA Group, Inc.*	120,767

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
565	Preferred Bank/CA	$15,227
2,630	Primerica, Inc.	138,706
3,449	PrivateBancorp, Inc.	119,784
3,358	Prosperity Bancshares, Inc.	173,709
2,902	Provident Financial Services, Inc.	52,816
937	PS Business Parks, Inc. (REIT)	77,940
547	Pzena Investment Management, Inc., Class A	4,535
577	QTS Realty Trust, Inc., Class A (REIT)	20,662
9,197	Radian Group, Inc.	145,405
3,963	RAIT Financial Trust (REIT)	29,207
3,719	Ramco-Gershenson Properties Trust (REIT)	69,620
455	RCS Capital Corp., Class A	5,187
512	RE/MAX Holdings, Inc., Class A	16,773
3,995	Redwood Trust, Inc. (REIT)	76,384
514	Regional Management Corp.*	8,018
1,516	Renasant Corp.	43,176
477	Republic Bancorp, Inc./KY, Class A	11,405
1,489	Republic First Bancorp, Inc.*	4,943
730	Resource America, Inc., Class A	6,789
6,221	Resource Capital Corp. (REIT)	31,292
4,346	Retail Opportunity Investments Corp. (REIT)	72,796
2,770	Rexford Industrial Realty, Inc. (REIT)	44,431
2,070	RLI Corp.	100,167
6,303	RLJ Lodging Trust (REIT)	200,498
1,788	Rouse Properties, Inc. (REIT)	30,897
2,092	Ryman Hospitality Properties, Inc. (REIT)	125,729
1,431	S&T Bancorp, Inc.	40,540
2,843	Sabra Health Care REIT, Inc. (REIT)	92,938
993	Safeguard Scientifics, Inc.*	18,281
625	Safety Insurance Group, Inc.	36,563
1,207	Sandy Spring Bancorp, Inc.	31,116
469	Saul Centers, Inc. (REIT)	25,265
934	Seacoast Banking Corp. of Florida*	12,329
1,772	Select Income REIT (REIT)	43,751
2,707	Selective Insurance Group, Inc.	73,712
90	ServisFirst Bancshares, Inc.	2,893
585	Sierra Bancorp	9,465
1,852	Silver Bay Realty Trust Corp. (REIT)	29,928
271	Silvercrest Asset Management Group, Inc., Class A	3,786
785	Simmons First National Corp., Class A	32,146
1,162	South State Corp.	78,498
1,155	Southside Bancshares, Inc.	33,160
953	Southwest Bancorp, Inc./OK	15,877
1,588	Sovran Self Storage, Inc. (REIT)	146,128
1,182	Springleaf Holdings, Inc.*	45,448
332	Square 1 Financial, Inc., Class A*	9,190
3,043	St. Joe Co. (The)*	51,701
2,728	STAG Industrial, Inc. (REIT)	68,064
1,883	Starwood Waypoint Residential Trust (REIT)	47,414
729	State Auto Financial Corp.	17,270
1,691	State Bank Financial Corp.	34,496
1,260	State National Cos., Inc.	11,756
4,377	Sterling Bancorp/DE	60,052
1,035	Stewart Information Services Corp.	38,947
3,153	Stifel Financial Corp.*	172,690
706	Stock Yards Bancorp, Inc.	23,439
479	Stonegate Bank	13,934
688	Stonegate Mortgage Corp.*	6,894
1,523	STORE Capital Corp. (REIT)	34,481
12,875	Strategic Hotels & Resorts, Inc. (REIT)*	168,920
557	Suffolk Bancorp	12,533
4,120	Summit Hotel Properties, Inc. (REIT)	54,096
408	Sun Bancorp, Inc./NJ*	7,568
2,312	Sun Communities, Inc. (REIT)	156,268
9,892	Sunstone Hotel Investors, Inc. (REIT)	172,615
9,035	Susquehanna Bancshares, Inc.	121,159
3,629	Symetra Financial Corp.	81,943
862	Talmer Bancorp, Inc., Class A	12,180
652	Tejon Ranch Co.*	16,026
2,064	Terreno Realty Corp. (REIT)	45,491
421	Territorial Bancorp, Inc.	9,060
2,201	Texas Capital Bancshares, Inc.*	102,192
2,734	Third Point Reinsurance Ltd.*	38,385
377	Tiptree Financial, Inc., Class A*	2,741
715	Tompkins Financial Corp.	37,144
2,076	Towne Bank/VA	32,178
894	Trade Street Residential, Inc. (REIT)	6,991
1,087	Trico Bancshares	25,979
1,063	TriState Capital Holdings, Inc.*	10,300
371	Triumph Bancorp, Inc.*	4,697
4,558	TrustCo Bank Corp./NY	30,812
3,247	Trustmark Corp.	74,843
1,817	UMB Financial Corp.	93,648
997	UMH Properties, Inc. (REIT)	9,432
8,022	Umpqua Holdings Corp.	132,684
2,228	Union Bankshares Corp.	48,726
3,326	United Bankshares, Inc./WV	124,559
2,408	United Community Banks, Inc./GA	45,800
2,436	United Community Financial Corp./OH	12,692
2,366	United Financial Bancorp, Inc.	29,315
994	United Fire Group, Inc.	28,667
801	United Insurance Holdings Corp.	19,552
584	Universal Health Realty Income Trust (REIT)	29,685
1,501	Universal Insurance Holdings, Inc.	37,375
782	Univest Corp. of Pennsylvania	14,850
1,293	Urstadt Biddle Properties, Inc., Class A (REIT)	29,377
10,919	Valley National Bancorp	104,822
341	Virtus Investment Partners, Inc.	45,002
892	Walker & Dunlop, Inc.*	14,299
1,813	Walter Investment Management Corp.*	30,223
4,879	Washington Federal, Inc.	103,044
3,208	Washington Real Estate Investment Trust (REIT)	90,915
707	Washington Trust Bancorp, Inc.	26,548
1,657	Waterstone Financial, Inc.	21,326
4,349	Webster Financial Corp.	150,171
1,579	WesBanco, Inc.	51,695
770	West Bancorp., Inc.	13,490
1,267	Westamerica Bancorp.	54,570
3,633	Western Alliance Bancorp.*	103,141
2,009	Western Asset Mortgage Capital Corp. (REIT)	30,135

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
353	Westwood Holdings Group, Inc.	$22,055
1,079	Whitestone REIT (REIT)	17,027
3,383	Wilshire Bancorp, Inc.	32,172
2,241	Wintrust Financial Corp.	105,529
5,183	WisdomTree Investments, Inc.	96,870
379	World Acceptance Corp.*	31,120
429	WSFS Financial Corp.	33,350
979	Yadkin Financial Corp.*	18,846
		20,366,978
	Health Care — 8.9%

277	AAC Holdings, Inc.*	9,969
1,081	Abaxis, Inc.	65,855
1,923	Abiomed, Inc.*	116,899
2,059	Acadia Healthcare Co., Inc.*	130,191
3,794	ACADIA Pharmaceuticals, Inc.*	144,058
1,093	Accelerate Diagnostics, Inc.*	21,860
792	Acceleron Pharma, Inc.*	32,179
3,696	Accuray, Inc.*	33,190
1,194	AcelRx Pharmaceuticals, Inc.*	10,579
332	Achaogen, Inc.*	3,708
5,492	Achillion Pharmaceuticals, Inc.*	66,673
2,005	Acorda Therapeutics, Inc.*	67,849
1,204	Actinium Pharmaceuticals, Inc.*	3,756
141	Adamas Pharmaceuticals, Inc.*	2,436
304	Addus HomeCare Corp.*	6,658
271	Adeptus Health, Inc., Class A*	12,019
1,420	Aegerion Pharmaceuticals, Inc.*	38,624
506	Aerie Pharmaceuticals, Inc.*	14,229
3,503	Affymetrix, Inc.*	40,985
2,997	Agenus, Inc.*	14,685
705	Agios Pharmaceuticals, Inc.*	75,632
1,885	Air Methods Corp.*	99,886
377	Akebia Therapeutics, Inc.*	3,491
3,002	Akorn, Inc.*	161,538
1,134	Albany Molecular Research, Inc.*	18,393
486	Alder Biopharmaceuticals, Inc.*	13,064
1,263	Alimera Sciences, Inc.*	6,606
240	Alliance HealthCare Services, Inc.*	5,738
403	Almost Family, Inc.*	14,355
1,055	AMAG Pharmaceuticals, Inc.*	51,938
1,315	Amedisys, Inc.*	39,674
2,239	AMN Healthcare Services, Inc.*	50,512
445	Amphastar Pharmaceuticals, Inc.*	6,230
1,970	Ampio Pharmaceuticals, Inc.*	11,111
2,039	Amsurg Corp.*	122,544
1,586	Anacor Pharmaceuticals, Inc.*	68,991
598	Analogic Corp.	51,823
1,190	AngioDynamics, Inc.*	22,134
331	ANI Pharmaceuticals, Inc.*	22,296
694	Anika Therapeutics, Inc.*	27,704
5,621	Antares Pharma, Inc.*	14,671
272	Applied Genetic Technologies Corp.*	5,519
1,383	Aratana Therapeutics, Inc.*	26,637
238	Ardelyx, Inc.*	3,747
11,620	Arena Pharmaceuticals, Inc.*	52,406
7,937	ARIAD Pharmaceuticals, Inc.*	64,528
6,727	Array BioPharma, Inc.*	53,547
2,633	Arrowhead Research Corp.*	19,827
334	Atara Biotherapeutics, Inc.*	6,533
1,320	AtriCure, Inc.*	23,338
74	Atrion Corp.	24,050
501	Auspex Pharmaceuticals, Inc.*	33,687
371	Avalanche Biotechnologies, Inc.*	13,423
3,374	BioCryst Pharmaceuticals, Inc.*	34,415
2,015	BioDelivery Sciences International, Inc.*	30,215
3,534	Bio-Path Holdings, Inc.*	6,538
1,183	Bio-Reference Laboratories, Inc.*	41,334
3,295	BioScrip, Inc.*	20,132
175	BioSpecifics Technologies Corp.*	6,818
1,271	BioTelemetry, Inc.*	12,265
2,506	BioTime, Inc.*	10,525
1,189	Bluebird Bio, Inc.*	113,335
385	Calithera Biosciences, Inc.*	5,860
1,475	Cambrex Corp.*	50,519
1,627	Cantel Medical Corp.	73,866
1,397	Capital Senior Living Corp.*	34,925
259	Cara Therapeutics, Inc.*	2,655
1,332	Cardiovascular Systems, Inc.*	50,230
623	Castlight Health, Inc., Class B*	4,542
2,353	Catalent, Inc.*	65,813
4,303	Celldex Therapeutics, Inc.*	109,899
468	Cellular Dynamics International, Inc.*	2,541
1,443	Cempra, Inc.*	47,792
3,357	Cepheid, Inc.*	190,812
4,331	Cerus Corp.*	20,681
845	Chemed Corp.	98,426
1,317	ChemoCentryx, Inc.*	10,720
1,455	Chimerix, Inc.*	58,898
563	Civitas Solutions, Inc.*	10,691
1,188	Clovis Oncology, Inc.*	90,834
328	Coherus Biosciences, Inc.*	10,362
538	Computer Programs & Systems, Inc.	28,299
1,311	CONMED Corp.	67,254
2,569	Corcept Therapeutics, Inc.*	8,503
534	CorVel Corp.*	18,920
1,498	Cross Country Healthcare, Inc.*	19,414
1,352	CryoLife, Inc.	14,169
7,221	CTI BioPharma Corp.*	16,897
1,292	Cyberonics, Inc.*	88,502
1,076	Cynosure, Inc., Class A*	32,726
1,666	Cytokinetics, Inc.*	12,845
3,779	Cytori Therapeutics, Inc.*	4,232
2,686	CytRx Corp.*	8,676
2,792	Depomed, Inc.*	61,284
1,090	Derma Sciences, Inc.*	8,633
376	Dermira, Inc.*	6,290
3,607	DexCom, Inc.*	219,089
171	Dicerna Pharmaceuticals, Inc.*	4,178
6,539	Dyax Corp.*	98,804
1,266	Dynavax Technologies Corp.*	22,282
191	Egalet Corp.*	2,867
245	Eleven Biotherapeutics, Inc.*	2,590
1,407	Emergent Biosolutions, Inc.*	42,168
498	Enanta Pharmaceuticals, Inc.*	17,838
1,785	Endocyte, Inc.*	10,353
3,082	Endologix, Inc.*	48,603
1,087	Ensign Group, Inc. (The)	47,904
1,729	Enzo Biochem, Inc.*	5,291
617	Epizyme, Inc.*	14,512
296	Esperion Therapeutics, Inc.*	18,485
4,265	Exact Sciences Corp.*	95,835
470	Exactech, Inc.*	10,975
1,671	ExamWorks Group, Inc.*	67,508
9,375	Exelixis, Inc.*	27,469
449	FibroGen, Inc.*	14,287
982	Five Prime Therapeutics, Inc.*	25,277
2,072	Five Star Quality Care, Inc.*	7,542

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
290	Flexion Therapeutics, Inc.*	$6,615
1,351	Fluidigm Corp.*	59,714
672	Foundation Medicine, Inc.*	32,095
867	Galectin Therapeutics, Inc.*	2,948
5,683	Galena Biopharma, Inc.*	10,229
1,128	Genesis Healthcare, Inc.*	8,020
2,004	GenMark Diagnostics, Inc.*	25,471
188	Genocea Biosciences, Inc.*	1,622
803	Genomic Health, Inc.*	24,411
7,557	Geron Corp.*	22,822
3,167	Globus Medical, Inc., Class A*	76,895
1,198	Greatbatch, Inc.*	63,662
2,507	Haemonetics Corp.*	111,461
4,979	Halozyme Therapeutics, Inc.*	75,034
1,696	Hanger, Inc.*	43,909
504	HealthEquity, Inc.*	10,216
4,242	HealthSouth Corp.	184,357
1,019	HealthStream, Inc.*	26,372
1,513	Healthways, Inc.*	33,861
818	HeartWare International, Inc.*	69,718
1,122	Heron Therapeutics, Inc.*	14,575
4,221	HMS Holdings Corp.*	74,036
3,134	Horizon Pharma PLC*	64,341
656	Hyperion Therapeutics, Inc.*	19,385
646	ICU Medical, Inc.*	57,436
4,144	Idera Pharmaceuticals, Inc.*	20,181
1,541	IGI Laboratories, Inc.*	17,752
293	Immune Design Corp.*	6,458
4,132	ImmunoGen, Inc.*	31,403
3,982	Immunomedics, Inc.*	16,247
3,373	Impax Laboratories, Inc.*	135,898
286	Imprivata, Inc.*	3,915
449	INC Research Holdings, Inc., Class A*	13,439
2,337	Infinity Pharmaceuticals, Inc.*	35,522
246	Inogen, Inc.*	8,180
2,897	Inovio Pharmaceuticals, Inc.*	20,496
2,384	Insmed, Inc.*	44,199
2,668	Insulet Corp.*	84,656
481	Insys Therapeutics, Inc.*	28,889
1,203	Integra LifeSciences Holdings Corp.*	72,192
282	Intersect ENT, Inc.*	7,448
823	Intra-Cellular Therapies, Inc.*	20,452
1,821	Intrexon Corp.*	74,770
1,548	Invacare Corp.	29,366
825	IPC Healthcare, Inc.*	35,673
5,754	Ironwood Pharmaceuticals, Inc.*	88,899
5,662	Isis Pharmaceuticals, Inc.*	388,187
452	K2M Group Holdings, Inc.*	9,261
714	Karyopharm Therapeutics, Inc.*	19,464
4,870	Keryx Biopharmaceuticals, Inc.*	59,219
505	Kindred Biosciences, Inc.*	3,389
3,761	Kindred Healthcare, Inc.	79,808
453	Kite Pharma, Inc.*	29,644
838	KYTHERA Biopharmaceuticals, Inc.*	34,819
460	Landauer, Inc.	17,544
1,239	Lannett Co., Inc.*	77,314
800	LDR Holding Corp.*	31,272
12,067	Lexicon Pharmaceuticals, Inc.*	11,343
595	LHC Group, Inc.*	20,111
946	Ligand Pharmaceuticals, Inc.*	52,096
174	Loxo Oncology, Inc.*	2,234
1,806	Luminex Corp.*	28,426
962	MacroGenics, Inc.*	33,256
1,327	Magellan Health, Inc.*	85,021
10,981	MannKind Corp.*	71,596
2,152	Masimo Corp.*	63,419
2,937	MedAssets, Inc.*	56,420
3,131	Medicines Co. (The)*	90,063
2,605	Medidata Solutions, Inc.*	125,327
3,405	Merge Healthcare, Inc.*	13,620
2,001	Meridian Bioscience, Inc.	39,620
2,069	Merit Medical Systems, Inc.*	40,573
4,728	Merrimack Pharmaceuticals, Inc.*	50,684
4,483	MiMedx Group, Inc.*	46,399
413	Mirati Therapeutics, Inc.*	9,817
1,454	Molina Healthcare, Inc.*	92,605
2,313	Momenta Pharmaceuticals, Inc.*	31,572
484	NanoString Technologies, Inc.*	5,087
2,064	NanoViricides, Inc.*	5,449
496	National HealthCare Corp.	31,253
478	National Research Corp., Class A	6,644
1,548	Natus Medical, Inc.*	55,403
7,258	Navidea Biopharmaceuticals, Inc.*	11,758
6,114	Nektar Therapeutics*	79,910
1,766	Neogen Corp.*	90,331
1,197	NeoStem, Inc.*	4,501
3,310	Neuralstem, Inc.*	12,446
4,067	Neurocrine Biosciences, Inc.*	158,816
388	Nevro Corp.*	16,230
954	NewLink Genetics Corp.*	41,098
1,848	Northwest Biotherapeutics, Inc.*	13,620
11,463	Novavax, Inc.*	104,886
2,244	NuVasive, Inc.*	102,663
2,957	NxStage Medical, Inc.*	50,801
277	Ocular Therapeutix, Inc.*	9,908
1,013	Ohr Pharmaceutical, Inc.*	7,790
1,812	Omeros Corp.*	37,816
1,763	Omnicell, Inc.*	61,793
608	OncoMed Pharmaceuticals, Inc.*	15,188
4,536	Oncothyreon, Inc.*	7,258
668	Ophthotech Corp.*	35,895
9,489	OPKO Health, Inc.*	138,160
2,689	OraSure Technologies, Inc.*	19,253
5,900	Orexigen Therapeutics, Inc.*	33,276
3,009	Organovo Holdings, Inc.*	17,813
888	Orthofix International N.V.*	28,798
913	Osiris Therapeutics, Inc.*	15,768
386	Otonomy, Inc.*	14,313
827	OvaScience, Inc.*	37,637
3,038	Owens & Minor, Inc.	108,335
802	Oxford Immunotec Global PLC*	11,284
2,769	Pacific Biosciences of California, Inc.*	17,445
1,717	Pacira Pharmaceuticals, Inc.*	197,060
1,832	Pain Therapeutics, Inc.*	3,481
2,739	PAREXEL International Corp.*	176,556
7,733	PDL BioPharma, Inc.	53,976
8,498	Peregrine Pharmaceuticals, Inc.*	11,982
1,602	Pernix Therapeutics Holdings, Inc.*	17,189
1,444	PharMerica Corp.*	36,100
706	Phibro Animal Health Corp., Class A	25,607
627	PhotoMedex, Inc.*	1,129
2,056	Portola Pharmaceuticals, Inc.*	78,292
1,316	POZEN, Inc.*	9,646
940	PRA Health Sciences, Inc.*	29,629
2,495	Prestige Brands Holdings, Inc.*	96,157
3,349	Progenics Pharmaceuticals, Inc.*	21,802

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,283	Prothena Corp. PLC*	$34,102
555	Providence Service Corp. (The)*	25,530
1,177	PTC Therapeutics, Inc.*	83,955
1,118	Puma Biotechnology, Inc.*	238,145
2,399	Quality Systems, Inc.	41,695
1,373	Quidel Corp.*	35,259
425	Radius Health, Inc.*	18,126
1,574	RadNet, Inc.*	13,788
3,015	Raptor Pharmaceutical Corp.*	27,949
1,056	Receptos, Inc.*	133,732
744	Regado Biosciences, Inc.*	856
741	Regulus Therapeutics, Inc.*	13,723
814	Relypsa, Inc.*	31,583
1,543	Repligen Corp.*	39,671
1,169	Repros Therapeutics, Inc.*	10,767
1,024	Retrophin, Inc.*	14,500
414	Revance Therapeutics, Inc.*	6,645
4,215	Rigel Pharmaceuticals, Inc.*	12,603
2,259	Rockwell Medical, Inc.*	22,590
242	Roka Bioscience, Inc.*	1,009
2,727	RTI Surgical, Inc.*	14,508
277	Sage Therapeutics, Inc.*	12,036
1,054	Sagent Pharmaceuticals, Inc.*	28,648
3,272	Sangamo BioSciences, Inc.*	55,035
1,959	Sarepta Therapeutics, Inc.*	27,230
2,480	SciClone Pharmaceuticals, Inc.*	19,121
194	Second Sight Medical Products, Inc.*	3,137
3,791	Select Medical Holdings Corp.	51,406
5,605	Sequenom, Inc.*	19,618
277	Sientra, Inc.*	5,091
2,002	Spectranetics Corp. (The)*	67,688
3,158	Spectrum Pharmaceuticals, Inc.*	19,674
1,849	STAAR Surgical Co.*	12,684
717	Stemline Therapeutics, Inc.*	10,891
2,845	STERIS Corp.	183,559
854	Sucampo Pharmaceuticals, Inc., Class A*	13,135
2,382	Sunesis Pharmaceuticals, Inc.*	5,288
1,410	Supernus Pharmaceuticals, Inc.*	12,676
605	Surgical Care Affiliates, Inc.*	19,650
619	SurModics, Inc.*	14,887
451	Symmetry Surgical, Inc.*	3,337
1,118	Synageva BioPharma Corp.*	110,380
4,512	Synergy Pharmaceuticals, Inc.*	13,626
3,124	Synta Pharmaceuticals Corp.*	7,498
288	T2 Biosystems, Inc.*	4,775
404	Tandem Diabetes Care, Inc.*	4,727
3,382	Team Health Holdings, Inc.*	200,451
928	TESARO, Inc.*	49,490
1,256	Tetraphase Pharmaceuticals, Inc.*	49,562
1,321	TG Therapeutics, Inc.*	19,168
5,718	TherapeuticsMD, Inc.*	28,990
1,133	Theravance Biopharma, Inc.*	24,620
3,966	Theravance, Inc.	71,626
2,586	Thoratec Corp.*	105,302
2,835	Threshold Pharmaceuticals, Inc.*	12,389
285	Tokai Pharmaceuticals, Inc.*	4,312
1,712	Tornier N.V.*	41,841
1,380	TransEnterix, Inc.*	3,947
1,200	Triple-S Management Corp., Class B*	22,620
358	TriVascular Technologies, Inc.*	3,673
402	Trupanion, Inc.*	3,059
588	U.S. Physical Therapy, Inc.	24,925
371	Ultragenyx Pharmaceutical, Inc.*	20,134
6,011	Unilife Corp.*	23,743
2,035	Universal American Corp.*	18,844
181	Utah Medical Products, Inc.	10,751
1,909	Vanda Pharmaceuticals, Inc.*	20,541
825	Vascular Solutions, Inc.*	24,074
313	Veracyte, Inc.*	2,751
1,357	Verastem, Inc.*	10,096
403	Versartis, Inc.*	7,983
315	Vitae Pharmaceuticals, Inc.*	3,660
272	Vital Therapies, Inc.*	6,025
4,329	VIVUS, Inc.*	11,299
1,087	Vocera Communications, Inc.*	11,283
2,112	WellCare Health Plans, Inc.*	191,791
3,403	West Pharmaceutical Services, Inc.	186,212
2,403	Wright Medical Group, Inc.*	59,186
706	Xencor, Inc.*	11,014
2,786	XenoPort, Inc.*	19,084
4,362	XOMA Corp.*	16,096
382	Zafgen, Inc.*	14,764
1,400	ZELTIQ Aesthetics, Inc.*	46,718
4,373	ZIOPHARM Oncology, Inc.*	49,240
5,915	Zogenix, Inc.*	9,937
329	ZS Pharma, Inc.*	16,276
		13,268,724
	Industrials — 7.9%

2,034	AAON, Inc.	45,785
1,905	AAR Corp.	56,007
2,690	ABM Industries, Inc.	83,632
2,411	Acacia Research Corp.	30,234
5,494	ACCO Brands Corp.*	41,809
1,853	Accuride Corp.*	9,988
1,383	Aceto Corp.	29,610
2,970	Actuant Corp., Class A	75,557
734	Advanced Drainage Systems, Inc.	19,928
2,023	Advisory Board Co. (The)*	109,485
1,829	Aegion Corp.*	33,087
917	Aerovironment, Inc.*	25,135
2,516	Air Transport Services Group, Inc.*	22,619
3,112	Aircastle Ltd.	71,794
320	Alamo Group, Inc.	16,048
1,355	Albany International Corp., Class A	51,097
665	Allegiant Travel Co.	122,107
1,303	Altra Industrial Motion Corp.	35,572
956	Ameresco, Inc., Class A*	5,985
455	American Railcar Industries, Inc.	25,553
356	American Science & Engineering, Inc.	18,615
593	American Woodmark Corp.*	31,227
1,402	Apogee Enterprises, Inc.	64,282
2,011	Applied Industrial Technologies, Inc.	88,102
1,979	ARC Document Solutions, Inc.*	16,742
148	ARC Group Worldwide, Inc.*	924
1,252	ArcBest Corp.	52,434
603	Argan, Inc.	19,555
909	Astec Industries, Inc.	38,878
907	Astronics Corp.*	63,091
1,215	Atlas Air Worldwide Holdings, Inc.*	55,100
1,232	AZZ, Inc.	55,957
2,369	Baltic Trading Ltd.	4,241
2,610	Barnes Group, Inc.	104,452
346	Barrett Business Services, Inc.	12,888
2,374	Beacon Roofing Supply, Inc.*	71,267
2,382	Blount International, Inc.	39,517

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,310	Brady Corp., Class A	$62,278
2,250	Briggs & Stratton Corp.	46,890
2,332	Brink’s Co. (The)	65,622
2,199	Builders FirstSource, Inc.*	13,260
789	CAI International, Inc.*	19,157
15,833	Capstone Turbine Corp.*	11,203
1,880	Casella Waste Systems, Inc., Class A*	8,272
1,999	CBIZ, Inc.*	17,671
679	CDI Corp.	12,494
1,013	Ceco Environmental Corp.	14,415
1,007	Celadon Group, Inc.	26,434
2,668	Cenveo, Inc.*	5,576
1,467	Chart Industries, Inc.*	51,257
850	CIRCOR International, Inc.	45,619
4,521	Civeo Corp.	17,813
2,428	CLARCOR, Inc.	159,787
956	Columbus McKinnon Corp.	25,391
1,814	Comfort Systems USA, Inc.	33,922
1,274	Commercial Vehicle Group, Inc.*	7,300
564	Continental Building Products, Inc.*	11,765
1,627	Corporate Executive Board Co. (The)	127,248
845	Corporate Resource Services, Inc.*	134
459	CRA International, Inc.*	13,811
992	Cubic Corp.	51,852
2,320	Curtiss-Wright Corp.	168,386
2,410	Deluxe Corp.	160,385
3,633	DigitalGlobe, Inc.*	120,797
1,072	Douglas Dynamics, Inc.	24,152
523	Ducommun, Inc.*	13,012
623	DXP Enterprises, Inc.*	28,533
1,635	Dycom Industries, Inc.*	72,512
671	Dynamic Materials Corp.	10,837
1,131	Echo Global Logistics, Inc.*	32,844
3,240	EMCOR Group, Inc.	142,657
997	Encore Wire Corp.	37,178
1,853	Energy Recovery, Inc.*	6,282
2,127	EnerSys	138,893
845	Engility Holdings, Inc.	30,504
1,259	Ennis, Inc.	17,563
880	Enphase Energy, Inc.*	12,126
1,094	EnPro Industries, Inc.	71,952
291	Erickson, Inc.*	1,790
1,278	ESCO Technologies, Inc.	49,254
1,532	Esterline Technologies Corp.*	180,546
478	ExOne Co. (The)*	7,232
631	Exponent, Inc.	54,600
3,028	Federal Signal Corp.	49,932
1,502	Forward Air Corp.	80,357
527	Franklin Covey Co.*	9,433
2,297	Franklin Electric Co., Inc.	83,795
581	FreightCar America, Inc.	18,185
1,967	FTI Consulting, Inc.*	72,523
11,277	FuelCell Energy, Inc.*	14,773
1,811	Furmanite Corp.*	12,586
961	G&K Services, Inc., Class A	69,182
2,880	GenCorp, Inc.*	55,584
3,314	Generac Holdings, Inc.*	163,347
2,343	General Cable Corp.	35,239
533	General Finance Corp.*	4,952
1,485	Gibraltar Industries, Inc.*	21,770
1,028	Global Brass & Copper Holdings, Inc.	14,433
824	Global Power Equipment Group, Inc.	10,959
907	Gorman-Rupp Co. (The)	26,067
636	GP Strategies Corp.*	22,699
5,659	GrafTech International Ltd.*	22,070
485	Graham Corp.	10,976
1,883	Granite Construction, Inc.	62,365
2,880	Great Lakes Dredge & Dock Corp.*	17,568
1,328	Greenbrier Cos., Inc. (The)	78,047
1,919	Griffon Corp.	31,318
1,506	H&E Equipment Services, Inc.	36,867
3,888	Harsco Corp.	64,113
2,169	Hawaiian Holdings, Inc.*	40,148
3,384	Healthcare Services Group, Inc.	113,601
2,618	Heartland Express, Inc.	65,895
3,202	HEICO Corp.	189,751
877	Heidrick & Struggles International, Inc.	20,995
513	Heritage-Crystal Clean, Inc.*	6,310
2,852	Herman Miller, Inc.	88,326
1,442	Hill International, Inc.*	5,191
3,024	Hillenbrand, Inc.	95,861
2,172	HNI Corp.	110,772
855	Houston Wire & Cable Co.	9,072
1,771	Hub Group, Inc., Class A*	71,495
312	Hurco Cos., Inc.	10,649
1,134	Huron Consulting Group, Inc.*	75,581
495	Hyster-Yale Materials Handling, Inc.	32,705
960	ICF International, Inc.*	40,224
1,688	InnerWorkings, Inc.*	10,719
1,092	Insperity, Inc.	56,566
879	Insteel Industries, Inc.	19,083
3,201	Interface, Inc.	64,628
274	International Shipholding Corp.	3,836
11,971	JetBlue Airways Corp.*	205,781
1,403	John Bean Technologies Corp.	48,488
538	Kadant, Inc.	23,801
1,319	Kaman Corp.	54,738
1,317	Kelly Services, Inc., Class A	22,797
1,575	KEYW Holding Corp. (The)*	13,750
1,195	Kforce, Inc.	28,202
1,652	Kimball International, Inc., Class B	15,777
2,876	Knight Transportation, Inc.	95,081
1,616	Knightsbridge Shipping Ltd.	7,967
2,332	Knoll, Inc.	49,508
2,395	Korn/Ferry International*	73,287
2,152	Kratos Defense & Security Solutions, Inc.*	12,417
498	L.B. Foster Co., Class A	24,412
955	Layne Christensen Co.*	6,207
588	Lindsay Corp.	51,497
518	LMI Aerospace, Inc.*	7,376
1,037	LSI Industries, Inc.	8,161
819	Lydall, Inc.*	26,093
666	Manitex International, Inc.*	7,826
1,145	Marten Transport Ltd.	26,553
1,417	Masonite International Corp.*	86,919
3,151	MasTec, Inc.*	69,543
2,069	Matson, Inc.	81,663
1,436	Matthews International Corp., Class A	69,459
1,246	McGrath RentCorp	39,860
4,711	Meritor, Inc.*	67,320
544	Miller Industries, Inc.	12,055

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
788	Mistras Group, Inc.*	$14,854
2,249	Mobile Mini, Inc.	93,311
1,993	Moog, Inc., Class A*	150,392
1,422	MSA Safety, Inc.	71,925
2,730	Mueller Industries, Inc.	95,031
7,672	Mueller Water Products, Inc., Class A	70,276
598	Multi-Color Corp.	40,831
1,026	MYR Group, Inc.*	28,359
233	National Presto Industries, Inc.	14,129
2,367	Navigant Consulting, Inc.*	33,114
3,821	Navios Maritime Holdings, Inc.	16,621
1,351	NCI Building Systems, Inc.*	22,751
504	Neff Corp., Class A*	5,267
328	NL Industries, Inc.*	2,578
855	NN, Inc.	23,692
358	Norcraft Cos., Inc.*	7,378
439	Nortek, Inc.*	34,088
458	Northwest Pipe Co.*	11,093
139	Omega Flex, Inc.	3,962
2,616	On Assignment, Inc.*	99,957
1,320	Orion Marine Group, Inc.*	13,464
144	PAM Transportation Services, Inc.*	7,556
423	Park-Ohio Holdings Corp.	24,428
393	Patrick Industries, Inc.*	21,713
107	Patriot Transportation Holding, Inc.*	2,411
403	Paylocity Holding Corp.*	12,046
7,899	Pendrell Corp.*	9,005
1,434	Performant Financial Corp.*	7,529
2,275	PGT, Inc.*	23,137
8,045	Plug Power, Inc.*	24,779
1,028	Ply Gem Holdings, Inc.*	14,114
2,171	Polypore International, Inc.*	128,719
448	Powell Industries, Inc.	15,116
216	Power Solutions International, Inc.*	12,210
1,077	PowerSecure International, Inc.*	11,944
128	Preformed Line Products Co.	5,882
1,829	Primoris Services Corp.	37,769
1,090	Proto Labs, Inc.*	77,477
1,331	Quad/Graphics, Inc.	31,185
1,319	Quality Distribution, Inc.*	14,496
1,676	Quanex Building Products Corp.	32,833
670	Quest Resource Holding Corp.*	838
1	R.R. Donnelley & Sons Co.	11
1,754	Raven Industries, Inc.	36,553
1,119	RBC Bearings, Inc.	69,434
2,397	Republic Airways Holdings, Inc.*	30,849
1,866	Resources Connection, Inc.	33,066
1,729	Revolution Lighting Technologies, Inc.*	1,902
3,618	Rexnord Corp.*	99,748
1,342	Roadrunner Transportation Systems, Inc.*	34,449
2,553	RPX Corp.*	37,223
1,654	Rush Enterprises, Inc., Class A*	46,196
1,874	Safe Bulkers, Inc.	7,102
1,188	Saia, Inc.*	54,684
6,488	Scorpio Bulkers, Inc.*	16,544
122	SIFCO Industries, Inc.	2,532
1,990	Simpson Manufacturing Co., Inc.	72,038
2,460	SkyWest, Inc.	35,965
740	SP Plus Corp.*	16,731
488	Sparton Corp.*	11,200
615	Standex International Corp.	44,588
3,980	Steelcase, Inc., Class A	74,506
904	Sterling Construction Co., Inc.*	2,495
702	Stock Building Supply Holdings, Inc.*	10,902
1,071	Sun Hydraulics Corp.	41,448
4,095	Swift Transportation Co.*	115,807
1,637	TAL International Group, Inc.*	68,312
2,594	TASER International, Inc.*	60,907
344	TCP International Holdings Ltd.*	943
984	Team, Inc.*	37,786
1,807	Teledyne Technologies, Inc.*	182,200
887	Tennant Co.	57,983
2,969	Tetra Tech, Inc.	75,502
1,039	Textainer Group Holdings Ltd.	33,518
1,538	Thermon Group Holdings, Inc.*	37,712
2,121	Titan International, Inc.	21,168
835	Titan Machinery, Inc.*	12,041
1,618	Trex Co., Inc.*	81,466
2,178	TriMas Corp.*	65,253
757	TriNet Group, Inc.*	27,509
1,990	TrueBlue, Inc.*	45,790
1,795	Tutor Perini Corp.*	41,770
398	Twin Disc, Inc.	7,319
1,029	Ultrapetrol (Bahamas) Ltd.*	1,718
710	UniFirst Corp.	84,369
1,897	United Stationers, Inc.	76,620
965	Universal Forest Products, Inc.	52,158
317	Universal Truckload Services, Inc.	8,099
1,038	US Ecology, Inc.	50,675
302	USA Truck, Inc.*	9,196
4,406	UTi Worldwide, Inc.*	57,630
984	Viad Corp.	26,135
791	Vicor Corp.*	10,425
739	Virgin America, Inc.*	25,895
200	VSE Corp.	15,842
3,319	Wabash National Corp.*	48,623
1,690	WageWorks, Inc.*	97,091
1,244	Watsco, Inc.	145,847
1,372	Watts Water Technologies, Inc., Class A	75,433
2,152	Werner Enterprises, Inc.	69,015
2,525	Wesco Aircraft Holdings, Inc.*	37,900
1,854	West Corp.	63,314
3,193	Woodward, Inc.	155,020
525	Xerium Technologies, Inc.*	8,379
2,529	XPO Logistics, Inc.*	111,655
1,506	YRC Worldwide, Inc.*	29,683
		11,718,730
	Information Technology — 10.3%

612	A10 Networks, Inc.*	2,650
5,479	ACI Worldwide, Inc.*	108,758
3,706	Acxiom Corp.*	74,120
2,717	ADTRAN, Inc.	58,497
1,979	Advanced Energy Industries, Inc.*	52,681
2,478	Advent Software, Inc.	109,453
459	Aerohive Networks, Inc.*	2,180
706	Agilysys, Inc.*	6,982
606	Alliance Fiber Optic Products, Inc.	9,938
1,041	Alpha & Omega Semiconductor Ltd.*	9,234
1,387	Ambarella, Inc.*	79,600
430	Amber Road, Inc.*	3,646
1,186	American Software, Inc., Class A	11,433
4,109	Amkor Technology, Inc.*	39,981

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,100	Angie’s List, Inc.*	$14,154
1,308	Anixter International, Inc.*	103,188
3,755	Applied Micro Circuits Corp.*	20,427
712	Applied Optoelectronics, Inc.*	8,886
5,141	Aruba Networks, Inc.*	127,548
4,433	Aspen Technology, Inc.*	171,136
674	Audience, Inc.*	3,289
1,678	AVG Technologies N.V.*	37,872
5,355	Axcelis Technologies, Inc.*	14,994
695	Badger Meter, Inc.	40,588
3,228	Bankrate, Inc.*	41,189
382	Barracuda Networks, Inc.*	14,550
2,406	Bazaarvoice, Inc.*	22,255
483	Bel Fuse, Inc., Class B	9,220
2,100	Belden, Inc.	186,438
2,596	Benchmark Electronics, Inc.*	60,902
235	Benefitfocus, Inc.*	7,652
749	Black Box Corp.	16,471
2,223	Blackbaud, Inc.	100,924
2,533	Blackhawk Network Holdings, Inc.*	93,822
2,035	Blucora, Inc.*	30,159
288	Borderfree, Inc.*	2,220
1,895	Bottomline Technologies (de), Inc.*	50,180
1,545	Brightcove, Inc.*	12,066
1,376	BroadSoft, Inc.*	43,289
3,217	Brooks Automation, Inc.	38,604
1,161	Cabot Microelectronics Corp.*	60,151
1,131	CACI International, Inc., Class A*	98,725
1,730	CalAmp Corp.*	33,129
1,997	Calix, Inc.*	17,454
2,342	Callidus Software, Inc.*	33,467
852	Carbonite, Inc.*	12,840
2,142	Cardtronics, Inc.*	78,376
316	Care.com, Inc.*	2,525
615	Cascade Microtech, Inc.*	8,302
555	Cass Information Systems, Inc.	27,861
2,544	Cavium, Inc.*	174,239
1,011	CEVA, Inc.*	20,129
997	ChannelAdvisor Corp.*	9,860
2,007	Checkpoint Systems, Inc.*	27,094
3,738	Ciber, Inc.*	14,653
5,057	Ciena Corp.*	105,792
1,603	Cimpress N.V.*	133,850
2,988	Cirrus Logic, Inc.*	89,969
549	Clearfield, Inc.*	7,642
4,182	Cognex Corp.*	186,894
1,201	Coherent, Inc.*	77,152
1,216	Cohu, Inc.	13,242
2,272	CommVault Systems, Inc.*	109,669
725	Computer Task Group, Inc.	5,532
1,669	comScore, Inc.*	86,104
738	Comtech Telecommunications Corp.	26,376
1,079	Comverse, Inc.*	19,357
1,512	Constant Contact, Inc.*	62,491
550	Control4 Corp.*	7,139
4,886	Convergys Corp.	109,202
2,559	Cornerstone OnDemand, Inc.*	81,798
581	Coupons.com, Inc.*	5,665
1,844	Covisint Corp.*	4,610
1,959	Cray, Inc.*	58,515
1,642	CSG Systems International, Inc.	49,112
1,628	CTS Corp.	28,425
993	CUI Global, Inc.*	5,660
864	Cvent, Inc.*	25,013
1,324	Cyan, Inc.*	4,991
7,595	Cypress Semiconductor Corp.*	112,026
1,818	Daktronics, Inc.	18,598
948	Datalink Corp.*	10,769
2,580	Dealertrack Technologies, Inc.*	102,607
420	Demand Media, Inc.*	2,071
1,447	Demandware, Inc.*	91,436
1,866	Dice Holdings, Inc.*	16,346
1,161	Digi International, Inc.*	12,283
348	Digimarc Corp.	9,229
1,755	Diodes, Inc.*	50,000
2,889	Dot Hill Systems Corp.*	11,729
1,066	DSP Group, Inc.*	12,035
817	DTS, Inc.*	24,077
1,116	E2open, Inc.*	9,564
4,929	EarthLink Holdings Corp.	21,047
850	Eastman Kodak Co.*	16,031
1,474	Ebix, Inc.	38,737
790	Electro Rent Corp.	10,207
1,178	Electro Scientific Industries, Inc.	8,140
2,243	Electronics For Imaging, Inc.*	91,066
1,354	Ellie Mae, Inc.*	71,559
3,417	Emulex Corp.*	27,165
1,452	Endurance International Group Holdings, Inc.*	27,036
1,301	EnerNOC, Inc.*	17,550
6,701	Entegris, Inc.*	89,860
4,279	Entropic Communications, Inc.*	12,623
1,640	Envestnet, Inc.*	88,363
1,714	EPAM Systems, Inc.*	105,720
1,496	EPIQ Systems, Inc.	26,330
251	ePlus, Inc.*	20,876
2,454	Euronet Worldwide, Inc.*	138,651
3,162	EVERTEC, Inc.	65,928
364	Everyday Health, Inc.*	5,205
1,902	Exar Corp.*	20,389
1,573	ExlService Holdings, Inc.*	54,898
4,646	Extreme Networks, Inc.*	16,493
1,691	Fabrinet*	30,353
1,548	Fair Isaac Corp.	131,766
6,016	Fairchild Semiconductor International, Inc.*	104,919
830	FARO Technologies, Inc.*	49,775
2,035	FEI Co.	160,745
4,980	Finisar Corp.*	104,630
587	Five9, Inc.*	2,289
1,798	Fleetmatics Group PLC*	74,096
2,675	FormFactor, Inc.*	26,268
526	Forrester Research, Inc.	19,788
1,165	Gigamon, Inc.*	23,370
3,170	Global Cash Access Holdings, Inc.*	22,539
324	Globant S.A.*	5,408
4,328	Glu Mobile, Inc.*	21,770
2,691	Gogo, Inc.*	48,384
430	GrubHub, Inc.*	18,064
1,463	GSI Group, Inc.*	19,238
770	GTT Communications, Inc.*	11,943
858	Guidance Software, Inc.*	5,036
3,272	Guidewire Software, Inc.*	182,120
1,208	Hackett Group, Inc. (The)	10,642
4,240	Harmonic, Inc.*	33,114
1,726	Heartland Payment Systems, Inc.	84,626
1,636	Higher One Holdings, Inc.*	5,399
277	HubSpot, Inc.*	11,382

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,771	IGATE Corp.*	$75,799
2,530	II-VI, Inc.*	44,250
1,365	Immersion Corp.*	11,357
1,065	Imperva, Inc.*	49,097
5,898	Infinera Corp.*	100,561
2,594	Infoblox, Inc.*	60,311
1,572	Information Services Group, Inc.	6,147
1,508	Inphi Corp.*	28,109
1,971	Insight Enterprises, Inc.*	51,837
6,432	Integrated Device Technology, Inc.*	132,756
1,455	Integrated Silicon Solution, Inc.	23,920
807	Interactive Intelligence Group, Inc.*	34,249
1,790	InterDigital, Inc.	94,637
2,615	Internap Corp.*	24,895
6,201	Intersil Corp., Class A	96,674
1,151	Intevac, Inc.*	7,896
1,891	Intralinks Holdings, Inc.*	19,610
3,422	InvenSense, Inc.*	57,045
1,893	Itron, Inc.*	69,057
2,773	Ixia*	31,557
1,177	IXYS Corp.	14,089
2,290	j2 Global, Inc.	154,003
2,049	Jive Software, Inc.*	10,368
2,184	Kemet Corp.*	9,981
1,239	Kimball Electronics, Inc.*	15,512
3,573	Kofax Ltd.*	24,368
3,176	Kopin Corp.*	13,752
764	KVH Industries, Inc.*	9,802
5,667	Lattice Semiconductor Corp.*	38,082
2,903	Limelight Networks, Inc.*	9,696
3,112	Lionbridge Technologies, Inc.*	17,521
1,183	Liquidity Services, Inc.*	11,688
1,084	Littelfuse, Inc.	108,747
2,610	LivePerson, Inc.*	30,106
1,169	LogMeIn, Inc.*	61,606
378	Luxoft Holding, Inc.*	19,165
641	M/A-COM Technology Solutions Holdings, Inc.*	21,615
3,649	Manhattan Associates, Inc.*	181,903
1,153	ManTech International Corp., Class A	38,164
1,581	Marchex, Inc., Class B	6,530
1,268	Marin Software, Inc.*	8,343
1,234	Marketo, Inc.*	34,490
556	Mavenir Systems, Inc.*	8,101
3,260	MAXIMUS, Inc.	193,090
1,341	MaxLinear, Inc., Class A*	11,130
1,441	Maxwell Technologies, Inc.*	10,865
4,663	Mentor Graphics Corp.	109,394
1,601	Mercury Systems, Inc.*	27,249
134	Mesa Laboratories, Inc.	9,899
1,826	Methode Electronics, Inc.	71,013
2,148	Micrel, Inc.	32,070
4,573	Microsemi Corp.*	147,434
437	MicroStrategy, Inc., Class A*	77,935
3,629	Millennial Media, Inc.*	5,734
2,578	MKS Instruments, Inc.	91,158
594	MobileIron, Inc.*	5,304
928	Model N, Inc.*	11,479
1,780	ModusLink Global Solutions, Inc.*	6,657
1,405	MoneyGram International, Inc.*	11,935
1,859	Monolithic Power Systems, Inc.	98,025
1,903	Monotype Imaging Holdings, Inc.	60,915
4,383	Monster Worldwide, Inc.*	29,454
729	MTS Systems Corp.	52,816
431	Multi-Fineline Electronix, Inc.*	8,030
1,151	Nanometrics, Inc.*	20,580
1,665	NETGEAR, Inc.*	53,680
1,755	NetScout Systems, Inc.*	70,762
2,701	NeuStar, Inc., Class A*	71,631
1,919	Newport Corp.*	38,303
3,140	NIC, Inc.	54,950
446	Nimble Storage, Inc.*	11,266
704	Numerex Corp., Class A*	7,962
233	NVE Corp.	14,847
4,508	Oclaro, Inc.*	7,889
2,700	OmniVision Technologies, Inc.*	72,387
374	OPOWER, Inc.*	5,617
960	OSI Systems, Inc.*	69,571
459	Park City Group, Inc.*	5,838
1,006	Park Electrochemical Corp.	21,840
4,657	ParkerVision, Inc.*	4,425
314	Paycom Software, Inc.*	10,010
466	PC Connection, Inc.	11,939
1,470	PDF Solutions, Inc.*	26,666
1,707	Pegasystems, Inc.	33,782
1,664	Perficient, Inc.*	33,080
1,068	Pericom Semiconductor Corp.	16,661
3,195	Photronics, Inc.*	26,550
2,049	Plantronics, Inc.	103,352
1,633	Plexus Corp.*	65,728
8,348	PMC-Sierra, Inc.*	79,306
6,652	Polycom, Inc.*	91,931
1,465	Power Integrations, Inc.	80,370
1,332	PRGX Global, Inc.*	6,673
995	Procera Networks, Inc.*	9,234
2,473	Progress Software Corp.*	67,612
1,781	Proofpoint, Inc.*	100,876
1,132	PROS Holdings, Inc.*	27,700
476	Q2 Holdings, Inc.*	9,430
336	QAD, Inc., Class A	7,224
4,316	Qlik Technologies, Inc.*	140,011
4,199	QLogic Corp.*	63,027
6,899	Qorvo, Inc.*	478,791
968	Qualys, Inc.*	44,557
10,562	Quantum Corp.*	17,216
2,655	QuickLogic Corp.*	5,071
1,670	QuinStreet, Inc.*	11,206
1,197	Rally Software Development Corp.*	14,244
5,477	Rambus, Inc.*	65,724
1,936	RealD, Inc.*	25,284
1,106	RealNetworks, Inc.*	7,864
2,494	RealPage, Inc.*	50,454
398	Reis, Inc.	9,636
1,483	RetailMeNot, Inc.*	25,849
420	Rightside Group Ltd.*	2,965
884	Rocket Fuel, Inc.*	8,637
1,350	Rofin-Sinar Technologies, Inc.*	32,360
873	Rogers Corp.*	68,338
1,022	Rosetta Stone, Inc.*	10,527
381	Rubicon Project, Inc. (The)*	7,174
1,260	Rubicon Technology, Inc.*	5,494
3,122	Ruckus Wireless, Inc.*	39,525
1,600	Rudolph Technologies, Inc.*	19,728
3,964	Sanmina Corp.*	89,983
1,180	Sapiens International Corp. N.V.*	9,086
1,373	ScanSource, Inc.*	49,922
1,914	Science Applications International Corp.	104,658

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,321	SciQuest, Inc.*	$22,999
1,582	Seachange International, Inc.*	11,944
3,237	Semtech Corp.*	93,646
3,296	ServiceSource International, Inc.*	12,261
3,011	ShoreTel, Inc.*	22,432
733	Shutterstock, Inc.*	41,451
1,664	Silicon Graphics International Corp.*	15,359
3,772	Silicon Image, Inc.*	27,498
2,092	Silicon Laboratories, Inc.*	105,939
1,686	Silver Spring Networks, Inc.*	16,590
2,367	Sonus Networks, Inc.*	40,381
2,907	Spansion, Inc., Class A*	104,885
2,349	Speed Commerce, Inc.*	1,738
780	SPS Commerce, Inc.*	53,586
3,280	SS&C Technologies Holdings, Inc.	199,030
684	Stamps.com, Inc.*	38,345
1,662	Super Micro Computer, Inc.*	66,779
1,897	Sykes Enterprises, Inc.*	44,105
1,735	Synaptics, Inc.*	149,123
1,699	Synchronoss Technologies, Inc.*	75,198
1,372	SYNNEX Corp.	104,615
1,494	Syntel, Inc.*	73,804
4,019	Take-Two Interactive Software, Inc.*	106,463
1,863	Tangoe, Inc.*	23,120
798	TechTarget, Inc.*	9,688
2,318	TeleCommunication Systems, Inc., Class A*	7,418
1,311	Telenav, Inc.*	11,170
845	TeleTech Holdings, Inc.*	20,534
275	Tessco Technologies, Inc.	6,146
2,574	Tessera Technologies, Inc.	103,114
898	Textura Corp.*	25,333
4,939	TiVo, Inc.*	55,218
355	Travelzoo, Inc.*	3,578
1,708	Tremor Video, Inc.*	4,150
374	TrueCar, Inc.*	7,443
2,606	TTM Technologies, Inc.*	22,959
170	TubeMogul, Inc.*	2,349
1,589	Tyler Technologies, Inc.*	189,679
1,431	Ubiquiti Networks, Inc.	45,277
1,365	Ultimate Software Group, Inc. (The)*	224,740
1,418	Ultra Clean Holdings, Inc.*	11,713
1,351	Ultratech, Inc.*	24,372
2,461	Unisys Corp.*	55,717
1,952	Universal Display Corp.*	67,129
4,718	Unwired Planet, Inc.*	3,633
256	Varonis Systems, Inc.*	7,908
1,418	VASCO Data Security International, Inc.*	36,329
1,928	Veeco Instruments, Inc.*	58,785
2,880	Verint Systems, Inc.*	175,320
1,992	ViaSat, Inc.*	130,157
249	Viasystems Group, Inc.*	4,360
3,860	Violin Memory, Inc.*	15,170
2,048	VirnetX Holding Corp.*	15,462
1,252	Virtusa Corp.*	49,279
613	Vishay Precision Group, Inc.*	9,103
2,658	Vitesse Semiconductor Corp.*	10,951
3,440	Vringo, Inc.*	2,400
2,493	Web.com Group, Inc.*	44,500
1,866	WebMD Health Corp.*	82,197
1,866	WEX, Inc.*	199,643
668	Wix.com Ltd.*	12,244
2,558	Xcerra Corp.*	23,227
1,296	XO Group, Inc.*	20,114
1,489	Xoom Corp.*	25,387
338	Yodlee, Inc.*	4,357
873	YuMe, Inc.*	4,871
547	Zendesk, Inc.*	13,522
2,853	Zix Corp.*	11,412
		15,423,823
	Materials — 2.6%

1,406	A. Schulman, Inc.	59,867
904	A.M. Castle & Co.*	2,911
196	AEP Industries, Inc.*	9,929
8,525	AK Steel Holding Corp.*	37,681
6,076	Allied Nevada Gold Corp.*	6,076
1,384	American Vanguard Corp.	15,598
400	Ampco-Pittsburgh Corp.	7,500
3,367	Axiall Corp.	155,926
1,465	Balchem Corp.	86,318
4,330	Berry Plastics Group, Inc.*	148,562
1,897	Boise Cascade Co.*	67,552
2,565	Calgon Carbon Corp.*	52,916
2,476	Century Aluminum Co.*	46,970
324	Chase Corp.	13,955
3,501	Chemtura Corp.*	91,901
983	Clearwater Paper Corp.*	60,022
4,985	Coeur Mining, Inc.*	29,112
5,670	Commercial Metals Co.	85,334
535	Deltic Timber Corp.	35,406
3,453	Ferro Corp.*	44,026
2,590	Flotek Industries, Inc.*	44,237
1,048	FutureFuel Corp.	12,890
3,074	Globe Specialty Metals, Inc.	51,182
1,813	Gold Resource Corp.	6,273
15,743	Graphic Packaging Holding Co.*	237,562
2,412	H.B. Fuller Co.	107,816
193	Handy & Harman Ltd.*	8,092
511	Hawkins, Inc.	19,924
597	Haynes International, Inc.	24,107
3,536	Headwaters, Inc.*	58,061
17,690	Hecla Mining Co.	58,731
2,689	Horsehead Holding Corp.*	34,527
1,057	Innophos Holdings, Inc.	59,329
1,174	Innospec, Inc.	51,856
2,685	Intrepid Potash, Inc.*	37,912
868	Kaiser Aluminum Corp.	65,577
4,072	KapStone Paper and Packaging Corp.	140,321
463	KMG Chemicals, Inc.	10,033
985	Koppers Holdings, Inc.	15,878
1,578	Kraton Performance Polymers, Inc.*	31,844
1,009	Kronos Worldwide, Inc.	12,370
6,796	Louisiana-Pacific Corp.*	114,377
931	LSB Industries, Inc.*	34,987
670	Marrone Bio Innovations, Inc.*	2,345
992	Materion Corp.	36,327
1,660	Minerals Technologies, Inc.	121,562
8,766	Molycorp, Inc.*	8,221
1,263	Myers Industries, Inc.	25,134
797	Neenah Paper, Inc.	48,155
2,135	Noranda Aluminum Holding Corp.	7,046
3,804	Olin Corp.	106,664
438	Olympic Steel, Inc.	6,609
1,546	OM Group, Inc.	44,509
2,281	OMNOVA Solutions, Inc.*	18,180

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,074	P. H. Glatfelter Co.	$50,813
4,290	PolyOne Corp.	170,485
637	Quaker Chemical Corp.	51,712
10,965	Rentech, Inc.*	15,022
3,140	Resolute Forest Products, Inc.*	57,274
1,478	RTI International Metals, Inc.*	41,192
530	Ryerson Holding Corp.*	3,222
1,268	Schnitzer Steel Industries, Inc., Class A	19,908
1,467	Schweitzer-Mauduit International, Inc.	68,685
2,047	Senomyx, Inc.*	10,890
2,382	Sensient Technologies Corp.	151,519
926	Stepan Co.	38,040
5,769	Stillwater Mining Co.*	83,651
3,189	SunCoke Energy, Inc.	58,199
945	Trecora Resources*	13,636
1,197	Tredegar Corp.	24,610
554	Trinseo S.A.*	10,050
2,959	Tronox Ltd., Class A	64,033
2,589	U.S. Silica Holdings, Inc.	83,909
292	UFP Technologies, Inc.*	6,763
94	United States Lime & Minerals, Inc.	6,345
340	Universal Stainless & Alloy Products, Inc.*	7,691
683	US Concrete, Inc.*	20,832
3,170	Walter Energy, Inc.	3,059
2,032	Wausau Paper Corp.	19,080
2,478	Worthington Industries, Inc.	66,906
1,107	Zep, Inc.	18,409
		3,886,135
	Telecommunication Services — 0.4%

4,264	8x8, Inc.*	31,596
452	Atlantic Tele-Network, Inc.	31,111
1,117	Boingo Wireless, Inc.*	8,132
10,067	Cincinnati Bell, Inc.*	33,724
2,244	Cogent Communications Holdings, Inc.	82,400
2,426	Consolidated Communications Holdings, Inc.	51,625
1,000	FairPoint Communications, Inc.*	16,910
1,729	General Communication, Inc., Class A*	23,981
13,220	Globalstar, Inc.*	34,108
510	Hawaiian Telcom Holdco, Inc.*	13,260
811	IDT Corp., Class B	17,072
2,924	inContact, Inc.*	34,240
1,562	Inteliquent, Inc.	23,040
1,317	Intelsat S.A.*	16,291
3,882	Iridium Communications, Inc.*	37,190
905	Lumos Networks Corp.	15,584
859	magicJack VocalTec Ltd.*	6,632
816	NTELOS Holdings Corp.	3,688
2,647	ORBCOMM, Inc.*	15,088
2,323	Premiere Global Services, Inc.*	22,626
1,349	RingCentral, Inc., Class A*	21,274
1,160	Shenandoah Telecommunications Co.	33,744
1,043	Spok Holdings, Inc.	19,389
8,389	Vonage Holdings Corp.*	38,086
		630,791
	Utilities — 2.0%

1,376	Abengoa Yield PLC	45,119
2,143	ALLETE, Inc.	117,522
1,867	American States Water Co.	74,923
374	Artesian Resources Corp., Class A	8,123
5,811	Atlantic Power Corp.	16,852
2,897	Avista Corp.	98,788
2,149	Black Hills Corp.	109,234
2,302	California Water Service Group	58,540
701	Chesapeake Utilities Corp.	33,087
2,906	Cleco Corp.	158,174
524	Connecticut Water Service, Inc.	19,440
5,917	Dynegy, Inc.*	164,907
1,941	El Paso Electric Co.	73,409
2,080	Empire District Electric Co. (The)	52,728
2,422	IDACORP, Inc.	151,666
2,077	Laclede Group, Inc. (The)	107,505
1,669	MGE Energy, Inc.	71,917
770	Middlesex Water Co.	17,910
2,029	New Jersey Resources Corp.	126,975
1,307	Northwest Natural Gas Co.	61,756
2,259	NorthWestern Corp.	122,415
1,146	NRG Yield, Inc., Class A	58,801
2,503	ONE Gas, Inc.	104,150
1,586	Ormat Technologies, Inc.	54,083
1,756	Otter Tail Corp.	57,456
2,114	Pattern Energy Group, Inc.	58,811
3,753	Piedmont Natural Gas Co., Inc.	139,987
3,836	PNM Resources, Inc.	109,518
3,765	Portland General Electric Co.	140,397
755	SJW Corp.	25,096
1,588	South Jersey Industries, Inc.	90,008
2,239	Southwest Gas Corp.	128,205
144	Spark Energy, Inc., Class A	2,009
1,370	TerraForm Power, Inc., Class A	47,580
2,722	UIL Holdings Corp.	137,597
669	Unitil Corp.	22,733
992	Vivint Solar, Inc.*	8,005
2,499	WGL Holdings, Inc.	133,322
623	York Water Co. (The)	14,746
		3,023,494

	Total Common Stocks
	(Cost $90,301,995)	85,884,332

No. of Rights		Value
	Rights — 0.0%‡
636	Furiex Pharmaceuticals, Inc., at $30.00*^	6,214
3,034	Leap Wireless International, Inc.*^	7,645
363	Omthera Pharmaceuticals, Inc., at $4.70*^	—
	Total Rights (Cost $—)	13,859

No. of Warrants
Warrants — 0.0%‡
999	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^	—
	Total Warrants (Cost $—)	—

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a)(b) — 5.7%
$8,446,467	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $8,446,489	$8,446,467
	Total Repurchase Agreements (Cost $8,446,467)	8,446,467

	Total Investment Securities (Cost $98,748,462) — 63.2%	94,344,658
	Other assets less liabilities — 36.8%	54,877,947
	Net Assets — 100.0%	$149,222,605

*                      Non-income producing security.

^                       Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 28, 2015, the value of these securities amounted to $13,859 or 0.01% of net assets.

‡                      Amount represents less than 0.05%.

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $12,443,674.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                          Real Estate Investment Trust

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,824,835
Aggregate gross unrealized depreciation	(11,110,729)
Net unrealized depreciation	$(5,285,894)
Federal income tax cost of investments	$99,630,552

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of February 28, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	158	03/20/15	$19,452,960	$683,445

Cash collateral in the amount of $886,380 was pledged to cover margin requirements for open futures contracts as of February 28, 2015.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Russell2000 had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$13,209,310	01/06/16	Bank of America, N.A.	(0.01)%	Russell 2000® Index	$19,154,280
42,218,525	04/06/16	Citibank, N.A.	(0.07)%	Russell 2000® Index	2,742,749
909,384	11/06/15	Credit Suisse International	(0.08)%	Russell 2000® Index	110,099
546,590	11/06/15	Deutsche Bank AG	(0.27)%	iShares® Russell 2000 ETF	539,277
15,699,263	11/06/15	Deutsche Bank AG	(0.07)%	Russell 2000® Index	1,394,060
4,348,003	12/07/15	Goldman Sachs International	(0.47)%	iShares® Russell 2000 ETF	234,938
13,440,851	02/08/16	Goldman Sachs International	0.04%	Russell 2000® Index	1,269,654
16,192,447	01/06/16	Morgan Stanley & Co. International PLC	(0.03)%	Russell 2000® Index	4,527,566
78,845,709	11/07/16	Morgan Stanley & Co. International PLC	(0.33)%	iShares® Russell 2000 ETF	6,112,855
108,477,369	11/06/15	Societe Generale	0.17%	Russell 2000® Index	14,710,628
48,449,199	11/07/16	UBS AG	0.02%	Russell 2000® Index	2,220,387
$342,336,650					$53,016,493

(1)         Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Basic Materials

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 70.5%
	Chemicals — 55.0%

18,601	Air Products & Chemicals, Inc.	$2,904,360
6,502	Airgas, Inc.	762,165
10,875	Albemarle Corp.	615,199
6,172	Ashland, Inc.	787,671
6,789	Axiall Corp.	314,399
6,194	Cabot Corp.	279,473
14,858	Celanese Corp.	848,540
4,810	CF Industries Holdings, Inc.	1,472,966
7,124	Chemtura Corp.*	187,005
6,970	Cytec Industries, Inc.	366,134
107,139	Dow Chemical Co. (The)	5,275,524
87,613	E.I. du Pont de Nemours & Co.	6,820,672
14,364	Eastman Chemical Co.	1,069,543
26,122	Ecolab, Inc.	3,018,136
12,888	FMC Corp.	817,228
4,864	H.B. Fuller Co.	217,421
19,601	Huntsman Corp.	440,239
7,831	International Flavors & Fragrances, Inc.	954,834
40,188	LyondellBasell Industries N.V., Class A	3,452,551
3,337	Minerals Technologies, Inc.	244,369
46,814	Monsanto Co.	5,637,810
30,523	Mosaic Co. (The)	1,625,655
1,030	NewMarket Corp.	485,233
7,562	Olin Corp.	212,039
11,705	Platform Specialty Products Corp.*	301,755
8,792	PolyOne Corp.	349,394
13,272	PPG Industries, Inc.	3,123,963
28,178	Praxair, Inc.	3,603,966
12,908	RPM International, Inc.	652,499
4,657	Sensient Technologies Corp.	296,232
11,518	Sigma-Aldrich Corp.	1,590,175
3,990	Westlake Chemical Corp.	266,372
7,139	WR Grace & Co.*	707,832
		49,701,354
	Electrical Equipment — 0.3%

4,318	Polypore International, Inc.*	256,014

	Metals & Mining — 10.8%

114,003	Alcoa, Inc.	1,686,104
10,513	Allegheny Technologies, Inc.	353,868
5,149	Carpenter Technology Corp.	218,112
14,815	Cliffs Natural Resources, Inc.	101,335
11,427	Commercial Metals Co.	171,976
3,248	Compass Minerals International, Inc.	294,496
100,492	Freeport-McMoRan, Inc.	2,173,641
48,238	Newmont Mining Corp.	1,270,107
30,850	Nucor Corp.	1,450,875
7,551	Reliance Steel & Aluminum Co.	430,483
6,305	Royal Gold, Inc.	454,590
23,250	Steel Dynamics, Inc.	423,615
11,622	Stillwater Mining Co.*	168,519
3,707	TimkenSteel Corp.	111,432
14,070	United States Steel Corp.	336,977
4,901	Worthington Industries, Inc.	132,327
		9,778,457
	Oil, Gas & Consumable Fuels — 1.0%

22,260	CONSOL Energy, Inc.	716,772
26,251	Peabody Energy Corp.	207,383
		924,155
	Paper & Forest Products — 3.4%

6,235	Domtar Corp.	281,822
40,967	International Paper Co.	2,310,948
8,170	KapStone Paper and Packaging Corp.	281,538
9,148	Resolute Forest Products, Inc.*	166,860
		3,041,168
	Total Common Stocks (Cost $66,515,282)	63,701,148

Principal Amount
	Repurchase Agreements (a)(b) — 5.9%
$5,377,145	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $5,377,159	5,377,145
	Total Repurchase Agreements (Cost $5,377,145)	5,377,145

	Total Investment Securities (Cost $71,892,427) — 76.4%	69,078,293
	Other assets less liabilities — 23.6%	21,375,051
	Net Assets — 100.0%	$90,453,344

*                           Non-income producing security.

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $25,824,088.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,045,264
Aggregate gross unrealized depreciation	(5,885,135)
Net unrealized depreciation	$(2,839,871)
Federal income tax cost of investments	$71,918,164

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Basic Materials had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$6,268,385	01/06/16	Bank of America, N.A.	0.47%	Dow Jones U.S. Basic MaterialsSM Index	$128,167
24,421,509	11/06/15	Bank of America, N.A.	0.01%	iShares® U.S. Basic Materials ETF	2,347,625
38,621,953	02/08/16	Citibank, N.A.	0.44%	Dow Jones U.S. Basic MaterialsSM Index	3,191,369
22,227,594	01/06/16	Credit Suisse International	0.47%	Dow Jones U.S. Basic MaterialsSM Index	1,983,902
3,230,251	11/06/15	Deutsche Bank AG	(0.07)%	iShares® U.S. Basic Materials ETF	1,552,073
4,912,197	11/06/15	Deutsche Bank AG	0.44%	Dow Jones U.S. Basic MaterialsSM Index	5,045,163
345,590	12/07/15	Goldman Sachs International	0.64%	Dow Jones U.S. Basic MaterialsSM Index	11,425
1,434,587	12/07/15	Goldman Sachs International	0.17%	iShares® U.S. Basic Materials ETF	289,419
731,451	11/06/15	Morgan Stanley & Co. International PLC	0.47%	Dow Jones U.S. Basic MaterialsSM Index	(420,767)
1,871,501	11/07/16	Morgan Stanley & Co. International PLC	0.02%	iShares® U.S. Basic Materials ETF	63,021
5,439,379	11/06/15	Societe Generale	0.57%	Dow Jones U.S. Basic MaterialsSM Index	6,010,781
7,724,166	12/07/15	UBS AG	0.47%	Dow Jones U.S. Basic MaterialsSM Index	650,773
$117,228,563					$20,852,951

(1)                   Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 64.9%
	Biotechnology — 50.2%

67,998	ACADIA Pharmaceuticals, Inc.*	$2,581,884
21,983	Acceleron Pharma, Inc.*	893,169
77,729	Achillion Pharmaceuticals, Inc.*	943,630
28,589	Acorda Therapeutics, Inc.*	967,452
19,380	Aegerion Pharmaceuticals, Inc.*	527,136
23,638	Agios Pharmaceuticals, Inc.*	2,535,885
13,864	Akebia Therapeutics, Inc.*	128,381
25,180	Alder Biopharmaceuticals, Inc.*	676,838
81,313	Alexion Pharmaceuticals, Inc.*	14,666,426
99,664	Alkermes PLC*	7,001,396
52,433	Alnylam Pharmaceuticals, Inc.*	5,323,522
16,833	AMAG Pharmaceuticals, Inc.*	828,689
191,736	Amgen, Inc.	30,240,602
63,501	Amicus Therapeutics, Inc.*	556,269
29,237	Anacor Pharmaceuticals, Inc.*	1,271,809
150,019	Arena Pharmaceuticals, Inc.*	676,586
127,595	ARIAD Pharmaceuticals, Inc.*	1,037,347
89,939	Array BioPharma, Inc.*	715,914
20,898	Auspex Pharmaceuticals, Inc.*	1,405,181
17,122	Avalanche Biotechnologies, Inc.*	619,474
48,979	BioCryst Pharmaceuticals, Inc.*	499,586
103,013	Biogen Idec, Inc.*	42,193,095
100,506	BioMarin Pharmaceutical, Inc.*	10,761,177
19,643	Bluebird Bio, Inc.*	1,872,371
15,526	Cara Therapeutics, Inc.*	159,141
278,793	Celgene Corp.*	33,881,713
15,884	Celladon Corp.*	288,295
61,059	Celldex Therapeutics, Inc.*	1,559,447
29,539	ChemoCentryx, Inc.*	240,447
27,710	Chimerix, Inc.*	1,121,701
23,149	Clovis Oncology, Inc.*	1,769,973
12,395	Concert Pharmaceuticals, Inc.*	178,364
92,973	Dyax Corp.*	1,404,822
12,664	Enanta Pharmaceuticals, Inc.*	453,624
23,284	Epizyme, Inc.*	547,640
133,049	Exelixis, Inc.*	389,834
17,067	Five Prime Therapeutics, Inc.*	439,305
19,302	Foundation Medicine, Inc.*	921,863
21,620	Genomic Health, Inc.*	657,248
107,147	Geron Corp.*	323,584
315,949	Gilead Sciences, Inc.*	32,710,200
54,316	Grifols S.A. (ADR)	1,779,392
85,457	Halozyme Therapeutics, Inc.*	1,287,837
14,123	Hyperion Therapeutics, Inc.*	417,335
58,570	ImmunoGen, Inc.*	445,132
63,475	Immunomedics, Inc.*	258,978
115,142	Incyte Corp.*	9,884,941
33,237	Infinity Pharmaceuticals, Inc.*	505,202
41,296	Inovio Pharmaceuticals, Inc.*	292,169
33,849	Insmed, Inc.*	627,560
23,825	Insys Therapeutics, Inc.*	1,430,929
14,461	Intercept Pharmaceuticals, Inc.*	3,201,232
84,299	Ironwood Pharmaceuticals, Inc.*	1,302,420
80,519	Isis Pharmaceuticals, Inc.*	5,520,383
22,287	Karyopharm Therapeutics, Inc.*	607,544
26,137	Kite Pharma, Inc.*	1,710,405
15,455	KYTHERA Biopharmaceuticals, Inc.*	642,155
493,687	Lexicon Pharmaceuticals, Inc.*	464,066
13,647	Ligand Pharmaceuticals, Inc.*	751,540
18,944	MacroGenics, Inc.*	654,894
276,505	MannKind Corp.*	1,802,813
52,905	Medivation, Inc.*	6,217,925
72,165	Merrimack Pharmaceuticals, Inc.*	773,609
36,156	Momenta Pharmaceuticals, Inc.*	493,529
49,743	Myriad Genetics, Inc.*	1,694,744
51,801	Neurocrine Biosciences, Inc.*	2,022,829
19,057	NewLink Genetics Corp.*	820,976
162,534	Novavax, Inc.*	1,487,186
20,333	OncoMed Pharmaceuticals, Inc.*	507,918
22,934	Ophthotech Corp.*	1,232,358
83,944	Orexigen Therapeutics, Inc.*	473,444
23,392	Osiris Therapeutics, Inc.*	403,980
109,493	PDL BioPharma, Inc.	764,261
51,483	Pharmacyclics, Inc.*	11,116,724
33,137	Portola Pharmaceuticals, Inc.*	1,261,857
47,406	Progenics Pharmaceuticals, Inc.*	308,613
18,663	Prothena Corp. PLC*	496,063
22,902	PTC Therapeutics, Inc.*	1,633,600
34,886	QLT, Inc.*	140,242
25,166	Radius Health, Inc.*	1,073,330
43,322	Raptor Pharmaceutical Corp.*	401,595
21,468	Receptos, Inc.*	2,718,707
63,602	Regeneron Pharmaceuticals, Inc.*	26,321,052
33,126	Regulus Therapeutics, Inc.*	613,493
22,301	Repligen Corp.*	573,359
18,197	Retrophin, Inc.*	257,670
17,579	Sage Therapeutics, Inc.*	763,808
46,621	Sangamo BioSciences, Inc.*	784,165
28,156	Sarepta Therapeutics, Inc.*	391,368
84,438	Seattle Genetics, Inc.*	3,060,877
37,874	Sinovac Biotech Ltd.*	187,098
44,819	Spectrum Pharmaceuticals, Inc.*	279,222
25,109	Synageva BioPharma Corp.*	2,479,012
65,845	Synergy Pharmaceuticals, Inc.*	198,852
74,218	Synta Pharmaceuticals Corp.*	178,123
21,741	Ultragenyx Pharmaceutical, Inc.*	1,179,884
32,380	United Therapeutics Corp.*	5,020,519
26,513	Vanda Pharmaceuticals, Inc.*	285,280
22,589	Verastem, Inc.*	168,062
19,483	Versartis, Inc.*	385,958
134,442	Vertex Pharmaceuticals, Inc.*	16,056,408
73,195	XOMA Corp.*	270,090
17,813	Zafgen, Inc.*	688,472
		335,744,209
	Health Care Equipment & Supplies — 0.0%‡

62,018	Cerus Corp.*	296,136

	Life Sciences Tools & Services — 3.8%

54,742	Affymetrix, Inc.*	640,481
22,224	Albany Molecular Research, Inc.*	360,473
25,270	Bio-Techne Corp.	2,464,583
33,040	Compugen Ltd.*	276,214
83,021	Illumina, Inc.*	16,227,285
29,194	Luminex Corp.*	459,514
48,633	Pacific Biosciences of California, Inc.*	306,388
159,043	QIAGEN N.V.*	4,017,426
79,989	Sequenom, Inc.*	279,962
		25,032,326
	Pharmaceuticals — 10.9%

29,789	AcelRx Pharmaceuticals, Inc.*	263,931
16,347	Aerie Pharmaceuticals, Inc.*	459,678
73,492	Akorn, Inc.*	3,954,604
30,190	Alimera Sciences, Inc.*	157,894
30,430	Amphastar Pharmaceuticals, Inc.*	426,020
7,715	ANI Pharmaceuticals, Inc.*	519,682
23,653	Aratana Therapeutics, Inc.*	455,557
28,614	Cempra, Inc.*	947,696
40,034	Depomed, Inc.*	878,746
117,710	Endo International PLC*	10,075,976

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
28,428	Endocyte, Inc.*	$164,882
25,805	Flamel Technologies S.A. (ADR)*	403,848
8,112	GW Pharmaceuticals PLC (ADR)*	656,423
81,004	Horizon Pharma PLC*	1,663,012
48,559	Impax Laboratories, Inc.*	1,956,442
41,228	Jazz Pharmaceuticals PLC*	7,012,470
44,587	Medicines Co. (The)*	1,282,545
255,086	Mylan, Inc.*	14,622,805
87,539	Nektar Therapeutics*	1,144,135
25,641	Omeros Corp.*	535,128
24,574	Pacira Pharmaceuticals, Inc.*	2,820,358
26,098	Pernix Therapeutics Holdings, Inc.*	280,032
21,863	POZEN, Inc.*	160,256
23,316	Relypsa, Inc.*	904,661
16,167	Revance Therapeutics, Inc.*	259,480
21,749	Sagent Pharmaceuticals, Inc.*	591,138
43,430	Salix Pharmaceuticals Ltd.*	6,827,196
34,605	SciClone Pharmaceuticals, Inc.*	266,805
35,369	Shire PLC (ADR)	8,556,115
30,227	Sucampo Pharmaceuticals, Inc., Class A*	464,891
29,259	Supernus Pharmaceuticals, Inc.*	263,038
20,895	Tetraphase Pharmaceuticals, Inc.*	824,517
21,965	Theravance Biopharma, Inc.*	477,299
78,629	Theravance, Inc.	1,420,040
70,662	VIVUS, Inc.*	184,428
42,419	XenoPort, Inc.*	290,570
14,189	ZS Pharma, Inc.*	701,930
		72,874,228
	Total Common Stocks (Cost $368,582,771)	433,946,899

Principal Amount
	Repurchase Agreements (a)(b) — 6.3%
$41,856,546	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $41,856,656	41,856,546
	Total Repurchase Agreements (Cost $41,856,546)	41,856,546

	Total Investment Securities (Cost $410,439,317) — 71.2%	475,803,445
	Other assets less liabilities — 28.8%	192,567,205
	Net Assets — 100.0%	$668,370,650

*                           Non-income producing security.

‡                           Amount represents less than 0.05%.

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $159,988,683.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR                                        American Depositary Receipt

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$72,663,878
Aggregate gross unrealized depreciation	(7,795,946)
Net unrealized appreciation	$64,867,932
Federal income tax cost of investments	$410,935,513

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Nasdaq Biotechnology had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$110,513,681	11/06/15	Bank of America, N.A.	0.27%	NASDAQ Biotechnology Index®	$16,148,094
114,339,508	11/06/15	Bank of America, N.A.	(0.21)%	iShares® Nasdaq Biotechnology ETF	7,861,309
36,664,238	02/08/16	Citibank, N.A.	0.29%	NASDAQ Biotechnology Index®	17,502,948
18,919,779	12/07/15	Credit Suisse International	(0.08)%	NASDAQ Biotechnology Index®	10,004,546
10,156,373	11/06/15	Deutsche Bank AG	0.24%	NASDAQ Biotechnology Index®	8,671,405
138,049,345	01/06/16	Deutsche Bank AG	(0.37)%	iShares® Nasdaq Biotechnology ETF	32,139,688
5,395,243	02/08/16	Goldman Sachs International	0.64%	NASDAQ Biotechnology Index®	395,177
11,510,570	11/07/16	Morgan Stanley & Co. International PLC	(0.18)%	iShares® Nasdaq Biotechnology ETF	2,304,355
304,082,342	04/06/16	Morgan Stanley & Co. International PLC	0.27%	NASDAQ Biotechnology Index®	21,571,483
85,080,469	01/06/16	Societe Generale	0.07%	NASDAQ Biotechnology Index®	13,593,715
68,012,482	11/06/15	UBS AG	0.17%	NASDAQ Biotechnology Index®	62,073,393
$902,724,030					$192,266,113

(1)                   Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Goods

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 76.6%
	Auto Components — 4.5%

655	Autoliv, Inc.	$73,687
1,646	BorgWarner, Inc.	101,163
395	Cooper Tire & Rubber Co.	15,034
1,226	Dana Holding Corp.	26,788
2,143	Delphi Automotive PLC	168,954
2,119	Gentex Corp.	37,337
1,987	Goodyear Tire & Rubber Co. (The)	53,113
4,822	Johnson Controls, Inc.	245,006
574	Lear Corp.	62,520
442	Tenneco, Inc.*	25,742
801	TRW Automotive Holdings Corp.*	83,496
321	Visteon Corp.*	32,270
		925,110
	Automobiles — 5.3%

27,857	Ford Motor Co.	455,183
9,769	General Motors Co.	364,481
1,551	Harley-Davidson, Inc.	98,597
699	Tesla Motors, Inc.*	142,135
336	Thor Industries, Inc.	20,718
		1,081,114
	Beverages — 14.5%

1,132	Brown-Forman Corp., Class B	103,793
28,533	Coca-Cola Co. (The)	1,235,479
1,610	Coca-Cola Enterprises, Inc.	74,382
1,215	Constellation Brands, Inc., Class A*	139,385
1,407	Dr. Pepper Snapple Group, Inc.	110,858
1,153	Molson Coors Brewing Co., Class B	87,501
1,044	Monster Beverage Corp.*	147,329
10,833	PepsiCo, Inc.	1,072,250
		2,970,977
	Chemicals — 0.1%

321	Scotts Miracle-Gro Co. (The), Class A	21,029

	Commercial Services & Supplies — 0.2%

431	Herman Miller, Inc.	13,348
321	HNI Corp.	16,371
		29,719
	Distributors — 0.9%

1,106	Genuine Parts Co.	106,265
2,193	LKQ Corp.*	53,893
314	Pool Corp.	21,719
		181,877
	Diversified Financial Services — 0.3%

2,293	Leucadia National Corp.	54,413

	Food Products — 12.2%

4,660	Archer-Daniels-Midland Co.	223,121
388	B&G Foods, Inc.	11,116
1,050	Bunge Ltd.	85,869
1,297	Campbell Soup Co.	60,427
3,075	ConAgra Foods, Inc.	107,564
1,192	Darling Ingredients, Inc.*	20,765
679	Dean Foods Co.	10,945
1,337	Flowers Foods, Inc.	28,933
4,370	General Mills, Inc.	235,062
730	Hain Celestial Group, Inc. (The)*	45,647
1,071	Hershey Co. (The)	111,148
973	Hormel Foods Corp.	56,930
520	Ingredion, Inc.	42,749
737	J.M. Smucker Co. (The)	85,013
1,825	Kellogg Co.	117,676
879	Keurig Green Mountain, Inc.	112,143
4,262	Kraft Foods Group, Inc.	273,024
141	Lancaster Colony Corp.	12,887
935	McCormick & Co., Inc. (Non-Voting)	70,480
1,462	Mead Johnson Nutrition Co.	153,159
12,159	Mondelez International, Inc., Class A	449,093
372	Post Holdings, Inc.*	18,407
306	TreeHouse Foods, Inc.*	25,569
2,121	Tyson Foods, Inc., Class A	87,619
1,262	WhiteWave Foods Co. (The)*	51,679
		2,497,025
	Household Durables — 3.9%

2,401	D.R. Horton, Inc.	65,571
496	Harman International Industries, Inc.	68,443
1,297	Jarden Corp.*	68,832
996	Leggett & Platt, Inc.	44,870
1,292	Lennar Corp., Class A	64,871
448	Mohawk Industries, Inc.*	82,589
1,962	Newell Rubbermaid, Inc.	77,087
28	NVR, Inc.*	37,296
2,415	PulteGroup, Inc.	54,482
334	Ryland Group, Inc. (The)	15,197
441	Tempur Sealy International, Inc.*	25,362
1,172	Toll Brothers, Inc.*	44,899
365	Tupperware Brands Corp.	26,061
564	Whirlpool Corp.	119,540
		795,100
	Household Products — 12.9%

968	Church & Dwight Co., Inc.	82,415
937	Clorox Co. (The)	101,796
6,201	Colgate-Palmolive Co.	439,155
449	Energizer Holdings, Inc.	60,090
2,696	Kimberly-Clark Corp.	295,643
19,558	Procter & Gamble Co. (The)	1,664,973
		2,644,072
	Leisure Products — 1.2%

673	Brunswick Corp.	36,503
819	Hasbro, Inc.	51,036
2,452	Mattel, Inc.	64,537
442	Polaris Industries, Inc.	67,772
462	Vista Outdoor, Inc.*	20,171
		240,019
	Machinery — 1.3%

414	Middleby Corp. (The)*	44,136
421	Snap-on, Inc.	61,984
1,134	Stanley Black & Decker, Inc.	111,518
396	WABCO Holdings, Inc.*	46,265
		263,903
	Personal Products — 1.0%

3,146	Avon Products, Inc.	26,773
1,621	Estee Lauder Cos., Inc. (The), Class A	134,008
492	Herbalife Ltd.*	15,257
429	Nu Skin Enterprises, Inc., Class A	23,243
		199,281
	Software — 1.2%

3,591	Activision Blizzard, Inc.	83,742
2,251	Electronic Arts, Inc.*	128,712
609	Take-Two Interactive Software, Inc.*	16,132
742	TiVo, Inc.*	8,296
		236,882

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Textiles, Apparel & Luxury Goods — 6.9%

383	Carter’s, Inc.	$33,999
1,995	Coach, Inc.	86,882
251	Deckers Outdoor Corp.*	18,634
325	Fossil Group, Inc.*	27,953
723	Hanesbrands, Inc.	92,211
347	Iconix Brand Group, Inc.*	11,718
920	Kate Spade & Co.*	31,694
757	lululemon athletica, Inc.*	51,809
1,490	Michael Kors Holdings Ltd.*	100,441
5,051	NIKE, Inc., Class B	490,553
596	PVH Corp.	63,492
438	Ralph Lauren Corp.	60,185
297	Skechers U.S.A., Inc., Class A*	20,238
409	Steven Madden Ltd.*	14,933
1,206	Under Armour, Inc., Class A*	92,874
2,501	VF Corp.	191,727
735	Wolverine World Wide, Inc.	22,462
		1,411,805
	Tobacco — 10.2%

14,306	Altria Group, Inc.	805,285
2,606	Lorillard, Inc.	178,302
11,246	Philip Morris International, Inc.	932,968
2,230	Reynolds American, Inc.	168,633
		2,085,188
	Total Common Stocks (Cost $14,661,125)	15,637,514

Principal Amount
	Repurchase Agreements (a)(b) — 3.9%
$807,193	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $807,194	807,193
	Total Repurchase Agreements (Cost $807,193)	807,193

	Total Investment Securities (Cost $15,468,318) — 80.5%	16,444,707
	Other assets less liabilities — 19.5%	3,991,395
	Net Assets — 100.0%	$20,436,102

*                           Non-income producing security.

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $7,163,391.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,087,275
Aggregate gross unrealized depreciation	(261,435)
Net unrealized appreciation	$825,840
Federal income tax cost of investments	$15,618,867

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Consumer Goods had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$2,702,008	11/06/15	Bank of America, N.A.	0.52%	Dow Jones U.S. Consumer GoodsSM Index	$380,631
4,976,732	11/06/16	Bank of America, N.A.	0.06%	iShares® U.S. Consumer Goods ETF	300,545
659,831	02/08/16	Citibank, N.A.	0.44%	Dow Jones U.S. Consumer GoodsSM Index	470,201
708,150	11/07/16	Credit Suisse International	0.47%	Dow Jones U.S. Consumer GoodsSM Index	131,630
406,749	11/06/15	Deutsche Bank AG	0.24%	Dow Jones U.S. Consumer GoodsSM Index	335,021
9,892,752	02/08/16	Goldman Sachs International	0.64%	Dow Jones U.S. Consumer GoodsSM Index	483,016
576,851	11/07/16	Morgan Stanley & Co. International PLC	(0.38)%	iShares® U.S. Consumer Goods ETF	54,518
2,845,784	01/06/16	Morgan Stanley & Co. International PLC	0.07%	Dow Jones U.S. Consumer GoodsSM Index	1,046,554
1,728,846	11/06/15	Societe Generale	0.57%	Dow Jones U.S. Consumer GoodsSM Index	680,446
754,628	12/07/15	UBS AG	0.52%	Dow Jones U.S. Consumer GoodsSM Index	94,372
$25,252,331					$3,976,934

(1)                   Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Services

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 71.9%
	Airlines — 3.4%

991	Alaska Air Group, Inc.	$63,077
5,400	American Airlines Group, Inc.	258,660
6,301	Delta Air Lines, Inc.	280,521
1,966	JetBlue Airways Corp.*	33,796
5,110	Southwest Airlines Co.	220,956
548	Spirit Airlines, Inc.*	42,623
2,779	United Continental Holdings, Inc.*	181,135
		1,080,768
	Commercial Services & Supplies — 0.3%

856	Copart, Inc.*	32,032
1,060	KAR Auction Services, Inc.	38,658
482	Rollins, Inc.	16,166
		86,856
	Diversified Consumer Services — 0.7%

727	Apollo Education Group, Inc.*	20,101
433	DeVry Education Group, Inc.	15,826
33	Graham Holdings Co., Class B	32,550
352	Grand Canyon Education, Inc.*	16,143
2,072	H&R Block, Inc.	70,759
1,563	Service Corp. International	38,841
462	Sotheby’s	20,305
		214,525
	Electronic Equipment, Instruments & Components — 0.0%‡

331	Dolby Laboratories, Inc., Class A	13,395

	Food & Staples Retailing — 11.4%

291	Casey’s General Stores, Inc.	25,535
3,296	Costco Wholesale Corp.	484,380
8,631	CVS Health Corp.	896,502
3,697	Kroger Co. (The)	263,042
6,872	Rite Aid Corp.*	54,839
934	Sprouts Farmers Market, Inc.*	34,380
4,426	Sysco Corp.	172,570
376	United Natural Foods, Inc.*	31,223
6,564	Walgreens Boots Alliance, Inc.	545,337
11,891	Wal-Mart Stores, Inc.	998,012
2,709	Whole Foods Market, Inc.	153,031
		3,658,851
	Health Care Providers & Services — 2.8%

1,564	AmerisourceBergen Corp.	160,717
2,492	Cardinal Health, Inc.	219,271
128	Chemed Corp.	14,910
1,746	McKesson Corp.	399,310
737	Omnicare, Inc.	56,557
633	VCA, Inc.*	33,726
		884,491
	Hotels, Restaurants & Leisure — 9.8%

479	Brinker International, Inc.	28,481
142	Buffalo Wild Wings, Inc.*	27,139
3,391	Carnival Corp.	149,170
347	Cheesecake Factory, Inc. (The)	16,490
234	Chipotle Mexican Grill, Inc.*	155,603
263	Choice Hotels International, Inc.	16,693
180	Cracker Barrel Old Country Store, Inc.	27,185
934	Darden Restaurants, Inc.	59,776
414	Domino’s Pizza, Inc.	42,033
787	Dunkin’ Brands Group, Inc.	36,879
3,114	Hilton Worldwide Holdings, Inc.*	88,033
434	Hyatt Hotels Corp., Class A*	26,274
1,863	International Game Technology	33,236
291	Jack in the Box, Inc.	28,137
2,778	Las Vegas Sands Corp.	158,068
271	Life Time Fitness, Inc.*	15,664
1,600	Marriott International, Inc., Class A	132,960
214	Marriott Vacations Worldwide Corp.	16,277
7,327	McDonald’s Corp.	724,640
2,699	MGM Resorts International*	58,649
758	Norwegian Cruise Line Holdings Ltd.*	37,385
193	Panera Bread Co., Class A*	31,156
1,257	Royal Caribbean Cruises Ltd.	96,060
663	Six Flags Entertainment Corp.	30,027
5,634	Starbucks Corp.	526,695
1,345	Starwood Hotels & Resorts Worldwide, Inc.	108,044
273	Vail Resorts, Inc.	23,972
2,063	Wendy’s Co. (The)	22,879
928	Wyndham Worldwide Corp.	84,893
610	Wynn Resorts Ltd.	86,925
3,294	Yum! Brands, Inc.	267,176
		3,156,599
	Internet & Catalog Retail — 6.7%

2,859	Amazon.com, Inc.*	1,086,877
743	Expedia, Inc.	68,170
3,175	Groupon, Inc.*	25,972
244	HSN, Inc.	16,487
3,557	Liberty Interactive Corp., Class A*	105,038
522	Liberty TripAdvisor Holdings, Inc., Class A*	17,242
1,032	Liberty Ventures*	41,466
454	Netflix, Inc.*	215,609
394	Priceline Group, Inc. (The)*	487,567
292	Shutterfly, Inc.*	14,019
839	TripAdvisor, Inc.*	74,881
		2,153,328
	Internet Software & Services — 0.1%

464	Yelp, Inc.*	22,272

	IT Services — 0.0%‡

580	Acxiom Corp.*	11,600

	Media — 18.7%

445	AMC Networks, Inc., Class A*	32,049
1,648	Cablevision Systems Corp., Class A	30,949
3,590	CBS Corp. (Non-Voting), Class B	212,169
615	Charter Communications, Inc., Class A*	111,069
784	Cinemark Holdings, Inc.	31,925
19,397	Comcast Corp., Class A	1,151,794
3,781	DIRECTV*	334,997
1,118	Discovery Communications, Inc., Class A*	36,111
2,058	Discovery Communications, Inc., Class C*	62,790
1,596	DISH Network Corp., Class A*	119,764
545	DreamWorks Animation SKG, Inc., Class A*	11,668
1,700	Gannett Co., Inc.	60,180
3,149	Interpublic Group of Cos., Inc. (The)	70,223
353	John Wiley & Sons, Inc., Class A	22,825
187	Liberty Broadband Corp., Class A*	9,698
490	Liberty Broadband Corp., Class C*	25,509
4,542	Liberty Global PLC*	236,956
1,861	Liberty Global PLC, Class A*	100,606
747	Liberty Media Corp.*	28,808
1,498	Liberty Media Corp., Class C*	57,823

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
621	Lions Gate Entertainment Corp.	$20,238
1,088	Live Nation Entertainment, Inc.*	27,842
455	Madison Square Garden Co. (The), Class A*	35,649
274	Meredith Corp.	14,697
985	New York Times Co. (The), Class A	13,780
3,756	News Corp., Class A*	64,885
1,869	Omnicom Group, Inc.	148,660
600	Regal Entertainment Group, Class A	14,184
764	Scripps Networks Interactive, Inc., Class A	55,237
543	Sinclair Broadcast Group, Inc., Class A	14,911
19,443	Sirius XM Holdings, Inc.*	75,633
637	Starz, Class A*	21,174
2,112	Time Warner Cable, Inc.	325,354
6,313	Time Warner, Inc.	516,782
821	Time, Inc.	19,458
13,961	Twenty-First Century Fox, Inc., Class A	488,635
2,781	Viacom, Inc., Class B	194,503
11,746	Walt Disney Co. (The)	1,222,524
		6,022,059
	Multiline Retail — 3.6%

402	Big Lots, Inc.	19,179
195	Dillard’s, Inc., Class A	25,381
2,285	Dollar General Corp.*	165,937
1,548	Dollar Tree, Inc.*	123,345
723	Family Dollar Stores, Inc.	56,929
2,295	J.C. Penney Co., Inc.*	19,507
1,521	Kohl’s Corp.	112,250
2,600	Macy’s, Inc.	165,672
1,060	Nordstrom, Inc.	85,256
377	Sears Holdings Corp.*	14,175
4,796	Target Corp.	368,477
		1,156,108
	Professional Services — 0.6%

270	Dun & Bradstreet Corp. (The)	35,770
513	IHS, Inc., Class A*	60,293
2,439	Nielsen N.V.	110,267
		206,330
	Road & Rail — 0.4%

800	Avis Budget Group, Inc.*	48,496
3,371	Hertz Global Holdings, Inc.*	77,769
		126,265
	Software — 0.1%

292	FactSet Research Systems, Inc.	45,421

	Specialty Retail — 13.3%

486	Aaron’s, Inc.	14,488
537	Abercrombie & Fitch Co., Class A	13,285
550	Advance Auto Parts, Inc.	85,211
1,318	American Eagle Outfitters, Inc.	19,730
344	Ann, Inc.*	12,353
224	Asbury Automotive Group, Inc.*	17,622
992	Ascena Retail Group, Inc.*	13,293
562	AutoNation, Inc.*	34,563
241	AutoZone, Inc.*	154,886
1,395	Bed Bath & Beyond, Inc.*	104,151
2,192	Best Buy Co., Inc.	83,515
359	Cabela’s, Inc.*	19,544
1,622	CarMax, Inc.*	108,852
1,151	Chico’s FAS, Inc.	20,983
585	CST Brands, Inc.	24,354
739	Dick’s Sporting Goods, Inc.	39,973
530	DSW, Inc., Class A	19,976
1,070	Foot Locker, Inc.	60,102
817	GameStop Corp., Class A	30,204
2,009	Gap, Inc. (The)	83,574
181	Genesco, Inc.*	13,291
669	GNC Holdings, Inc., Class A	32,172
161	Group 1 Automotive, Inc.	13,096
481	Guess?, Inc.	8,711
9,922	Home Depot, Inc. (The)	1,138,549
1,851	L Brands, Inc.	170,033
172	Lithia Motors, Inc., Class A	16,247
7,325	Lowe’s Cos., Inc.	542,709
204	Lumber Liquidators Holdings, Inc.*	10,579
344	Men’s Wearhouse, Inc. (The)	17,265
324	Murphy USA, Inc.*	23,001
3,650	Office Depot, Inc.*	34,201
764	O’Reilly Automotive, Inc.*	159,011
748	PetSmart, Inc.	62,017
689	Pier 1 Imports, Inc.	8,309
271	Restoration Hardware Holdings, Inc.*	23,875
1,580	Ross Stores, Inc.	167,180
946	Sally Beauty Holdings, Inc.*	31,710
604	Signet Jewelers Ltd.	72,408
4,817	Staples, Inc.	80,757
847	Tiffany & Co.	74,722
5,187	TJX Cos., Inc. (The)	356,036
1,023	Tractor Supply Co.	90,147
485	Ulta Salon Cosmetics & Fragrance, Inc.*	68,269
753	Urban Outfitters, Inc.*	29,337
645	Williams-Sonoma, Inc.	51,890
		4,256,181
	Total Common Stocks (Cost $20,908,407)	23,095,049

Principal Amount
	Repurchase Agreements (a)(b) — 6.3%
$2,038,326	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $2,038,331	2,038,326
	Total Repurchase Agreements (Cost $2,038,326)	2,038,326

	Total Investment Securities (Cost $22,946,733) — 78.2%	25,133,375
	Other assets less liabilities — 21.8%	7,006,963
	Net Assets — 100.0%	$32,140,338

See accompanying notes to schedules of portfolio investments.

*                           Non-income producing security.

‡                           Amount represents less than 0.05%.

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $13,569,494.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,170,092
Aggregate gross unrealized depreciation	(258,740)
Net unrealized appreciation	$1,911,352
Federal income tax cost of investments	$23,222,023

Swap Agreements

Ultra Consumer Services had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$1,094,408	11/07/16	Bank of America, N.A.	0.06%	iShares® U.S. Consumer Services ETF	$45,371
2,612,559	11/06/15	Bank of America, N.A.	0.52%	Dow Jones U.S. Consumer ServicesSM Index	485,892
4,678,651	04/06/16	Citibank, N.A.	0.44%	Dow Jones U.S. Consumer ServicesSM Index	1,005,327
3,002,738	04/06/16	Credit Suisse International	0.47%	Dow Jones U.S. Consumer ServicesSM Index	608,986
1,429,100	01/06/16	Deutsche Bank AG	0.34%	Dow Jones U.S. Consumer ServicesSM Index	1,002,897
2,021,637	11/06/15	Deutsche Bank AG	(0.07)%	iShares® U.S. Consumer Services ETF	356,154
2,720,819	12/07/15	Goldman Sachs International	0.17%	iShares® U.S. Consumer Services ETF	234,517
15,363,475	02/08/16	Goldman Sachs International	0.64%	Dow Jones U.S. Consumer ServicesSM Index	887,955
1,270,287	11/06/15	Morgan Stanley & Co. International PLC	0.07%	Dow Jones U.S. Consumer ServicesSM Index	578,029
4,043,808	11/07/16	Morgan Stanley & Co. International PLC	(0.38)%	iShares® U.S. Consumer Services ETF	347,042
1,269,966	11/06/15	Societe Generale	0.57%	Dow Jones U.S. Consumer ServicesSM Index	1,042,460
1,722,077	12/07/15	UBS AG	0.52%	Dow Jones U.S. Consumer ServicesSM Index	392,592
$41,229,525					$6,987,222

(1)                   Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Financials

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 81.1%
	Banks — 24.4%

25,900	Associated Banc-Corp	$482,776
14,574	BancorpSouth, Inc.	326,312
1,792,118	Bank of America Corp.	28,333,386
7,477	Bank of Hawaii Corp.	450,564
17,323	BankUnited, Inc.	561,438
122,747	BB&T Corp.	4,670,523
3,663	BOK Financial Corp.	216,117
12,632	Cathay General Bancorp	326,285
31,181	CIT Group, Inc.	1,442,121
516,258	Citigroup, Inc.	27,062,244
8,171	City National Corp./CA	738,413
30,621	Comerica, Inc.	1,401,829
14,111	Commerce Bancshares, Inc./MO	585,889
9,349	Cullen/Frost Bankers, Inc.	633,862
24,463	East West Bancorp, Inc.	977,297
140,420	Fifth Third Bancorp	2,718,531
10,918	First Financial Bankshares, Inc.	286,816
40,089	First Horizon National Corp.	572,872
60,315	First Niagara Financial Group, Inc.	534,391
20,731	First Republic Bank/CA	1,181,667
28,185	FirstMerit Corp.	511,558
29,566	FNB Corp./PA	379,332
31,571	Fulton Financial Corp.	382,009
12,785	Glacier Bancorp, Inc.	310,548
13,900	Hancock Holding Co.	406,853
138,792	Huntington Bancshares, Inc./OH	1,518,384
5,700	Iberiabank Corp.	359,784
9,873	International Bancshares Corp.	244,455
58,096	Investors Bancorp, Inc.	666,942
637,028	JPMorgan Chase & Co.	39,037,076
147,631	KeyCorp	2,056,500
22,513	M&T Bank Corp.	2,724,073
10,957	MB Financial, Inc.	341,749
16,499	PacWest Bancorp	756,232
89,672	PNC Financial Services Group, Inc. (The)	8,246,237
17,631	Popular, Inc.*	608,446
11,983	PrivateBancorp, Inc.	416,170
10,225	Prosperity Bancshares, Inc.	528,939
234,566	Regions Financial Corp.	2,254,179
8,574	Signature Bank/NY*	1,057,603
88,862	SunTrust Banks, Inc.	3,643,342
30,891	Susquehanna Bancshares, Inc.	414,248
8,665	SVB Financial Group*	1,064,928
23,273	Synovus Financial Corp.	651,411
28,498	TCF Financial Corp.	447,134
7,790	Texas Capital Bancshares, Inc.*	361,690
11,493	Trustmark Corp.	264,914
304,931	U.S. Bancorp/MN	13,602,972
6,435	UMB Financial Corp.	331,660
37,024	Umpqua Holdings Corp.	612,377
10,850	United Bankshares, Inc./WV	406,333
37,476	Valley National Bancorp	359,770
15,379	Webster Financial Corp.	531,037
804,465	Wells Fargo & Co.	44,076,637
7,961	Wintrust Financial Corp.	374,883
34,582	Zions Bancorp.	924,550
		204,378,288
	Capital Markets — 9.4%

9,470	Affiliated Managers Group, Inc.*	2,049,497
31,446	Ameriprise Financial, Inc.	4,202,129
191,833	Bank of New York Mellon Corp. (The)	7,508,344
21,708	BlackRock, Inc.	8,062,785
195,815	Charles Schwab Corp. (The)	5,745,212
49,217	E*TRADE Financial Corp.*	1,281,365
20,153	Eaton Vance Corp.	848,441
16,221	Federated Investors, Inc., Class B	534,157
8,854	Financial Engines, Inc.	356,816
66,817	Franklin Resources, Inc.	3,596,759
69,026	Goldman Sachs Group, Inc. (The)	13,100,445
73,418	Invesco Ltd.	2,956,543
25,040	Janus Capital Group, Inc.	412,659
17,112	Legg Mason, Inc.	980,004
12,965	LPL Financial Holdings, Inc.	581,610
260,179	Morgan Stanley	9,311,806
37,725	Northern Trust Corp.	2,634,337
32,145	NorthStar Asset Management Group, Inc./NY	780,159
21,469	Raymond James Financial, Inc.	1,226,524
22,229	SEI Investments Co.	956,736
71,146	State Street Corp.	5,296,820
11,249	Stifel Financial Corp.*	616,108
44,203	T. Rowe Price Group, Inc.	3,651,168
46,337	TD Ameritrade Holding Corp.	1,680,643
14,249	Waddell & Reed Financial, Inc., Class A	704,756
		79,075,823
	Consumer Finance — 3.5%

74,400	Ally Financial, Inc.*	1,546,032
151,635	American Express Co.	12,371,900
94,744	Capital One Financial Corp.	7,457,300
77,278	Discover Financial Services	4,712,413
69,906	Navient Corp.	1,495,988
8,534	PRA Group, Inc.*	427,468
17,246	Santander Consumer USA Holdings, Inc.	388,552
72,112	SLM Corp.	682,901
21,312	Synchrony Financial*	680,918
		29,763,472
	Diversified Financial Services — 8.2%

310,753	Berkshire Hathaway, Inc., Class B*	45,808,100
14,383	CBOE Holdings, Inc.	863,411
53,957	CME Group, Inc.	5,176,095
15,839	FNFV Group*	235,843
19,207	Intercontinental Exchange, Inc.	4,520,560
6,370	MarketAxess Holdings, Inc.	506,988
46,267	McGraw Hill Financial, Inc.	4,770,128
31,282	Moody’s Corp.	3,032,477
19,091	MSCI, Inc.	1,071,196
20,000	NASDAQ OMX Group, Inc. (The)	1,003,200
32,968	Voya Financial, Inc.	1,456,856
		68,444,854
	Insurance — 13.3%

56,532	ACE Ltd.	6,445,213
76,785	Aflac, Inc.	4,779,866
2,745	Alleghany Corp.*	1,297,122
16,429	Allied World Assurance Co. Holdings AG	664,553
71,476	Allstate Corp. (The)	5,046,206
12,578	American Financial Group, Inc./OH	792,414
238,560	American International Group, Inc.	13,199,525
48,590	Aon PLC	4,876,492
22,002	Arch Capital Group Ltd.*	1,301,638
27,500	Arthur J. Gallagher & Co.	1,292,225

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
10,605	Aspen Insurance Holdings Ltd.	$486,239
11,972	Assurant, Inc.	733,524
27,597	Assured Guaranty Ltd.	731,872
17,417	Axis Capital Holdings Ltd.	902,723
20,089	Brown & Brown, Inc.	645,661
40,185	Chubb Corp. (The)	4,036,583
25,074	Cincinnati Financial Corp.	1,322,904
34,946	CNO Financial Group, Inc.	568,222
7,627	Endurance Specialty Holdings Ltd.	484,848
4,188	Erie Indemnity Co., Class A	363,979
7,711	Everest Re Group Ltd.	1,368,163
18,279	First American Financial Corp.	640,313
47,359	FNF Group	1,739,023
84,636	Genworth Financial, Inc., Class A*	655,929
7,503	Hanover Insurance Group, Inc. (The)	527,011
73,529	Hartford Financial Services Group, Inc. (The)	3,011,748
16,496	HCC Insurance Holdings, Inc.	921,797
8,526	Kemper Corp.	313,757
44,271	Lincoln National Corp.	2,551,780
51,007	Loews Corp.	2,091,797
2,379	Markel Corp.*	1,773,402
92,175	Marsh & McLennan Cos., Inc.	5,243,836
6,190	Mercury General Corp.	337,541
193,594	MetLife, Inc.	9,840,383
41,346	Old Republic International Corp.	626,805
8,346	PartnerRe Ltd.	955,617
4,232	Platinum Underwriters Holdings Ltd.	323,113
9,056	Primerica, Inc.	477,613
46,541	Principal Financial Group, Inc.	2,381,503
9,745	ProAssurance Corp.	438,428
91,152	Progressive Corp. (The)	2,429,201
78,048	Prudential Financial, Inc.	6,310,181
11,707	Reinsurance Group of America, Inc.	1,045,552
6,566	RenaissanceRe Holdings Ltd.	673,212
6,306	RLI Corp.	305,147
7,164	StanCorp Financial Group, Inc.	473,970
16,197	Symetra Financial Corp.	365,728
21,922	Torchmark Corp.	1,167,347
56,474	Travelers Cos., Inc. (The)	6,067,567
42,942	Unum Group	1,441,134
15,511	Validus Holdings Ltd.	645,878
17,301	W. R. Berkley Corp.	863,493
1,023	White Mountains Insurance Group Ltd.	682,495
30,179	Willis Group Holdings PLC	1,440,142
43,975	XL Group PLC	1,591,895
		111,694,310
	IT Services — 4.7%

166,990	MasterCard, Inc., Class A	15,050,808
83,232	Visa, Inc., Class A	22,581,674
89,061	Western Union Co. (The)	1,738,471
		39,370,953
	Real Estate Investment Trusts — 16.3%

12,271	Alexandria Real Estate Equities, Inc.	1,176,912
17,913	American Campus Communities, Inc.	739,270
60,119	American Capital Agency Corp.	1,288,651
24,145	American Homes 4 Rent, Class A	402,980
154,720	American Realty Capital Properties, Inc.	1,517,803
67,562	American Tower Corp.	6,698,097
161,482	Annaly Capital Management, Inc.	1,714,939
26,312	Apartment Investment & Management Co., Class A	991,436
60,884	ARMOUR Residential REIT, Inc.	193,611
22,496	AvalonBay Communities, Inc.	3,786,977
33,646	BioMed Realty Trust, Inc.	748,287
26,090	Boston Properties, Inc.	3,585,027
30,500	Brandywine Realty Trust	483,425
14,723	Camden Property Trust	1,071,687
29,016	CBL & Associates Properties, Inc.	580,900
175,103	Chimera Investment Corp.	562,081
18,683	Colony Financial, Inc.	470,998
21,297	Columbia Property Trust, Inc.	551,379
15,767	Corporate Office Properties Trust	463,550
19,849	Corrections Corp. of America	791,777
35,051	Cousins Properties, Inc.	376,097
56,893	Crown Castle International Corp.	4,910,435
27,754	CubeSmart	643,893
27,613	CYS Investments, Inc.	251,002
15,005	DCT Industrial Trust, Inc.	541,380
50,984	DDR Corp.	965,637
33,349	DiamondRock Hospitality Co.	482,894
23,093	Digital Realty Trust, Inc.	1,532,913
23,199	Douglas Emmett, Inc.	669,755
58,232	Duke Realty Corp.	1,243,836
11,222	DuPont Fabros Technology, Inc.	351,361
5,441	EastGroup Properties, Inc.	342,783
9,739	EPR Properties	594,176
21,965	Equity Commonwealth*	580,974
13,584	Equity LifeStyle Properties, Inc.	731,770
61,751	Equity Residential	4,756,680
10,896	Essex Property Trust, Inc.	2,423,597
18,833	Extra Space Storage, Inc.	1,238,835
11,611	Federal Realty Investment Trust	1,649,110
15,330	Gaming and Leisure Properties, Inc.	518,920
106,935	General Growth Properties, Inc.	3,102,184
12,635	Geo Group, Inc. (The)	545,200
16,482	Hatteras Financial Corp.	302,445
78,263	HCP, Inc.	3,315,221
55,839	Health Care REIT, Inc.	4,305,745
16,730	Healthcare Realty Trust, Inc.	477,474
20,363	Healthcare Trust of America, Inc., Class A	565,073
15,553	Highwoods Properties, Inc.	709,372
9,776	Home Properties, Inc.	652,744
25,544	Hospitality Properties Trust	787,011
129,055	Host Hotels & Resorts, Inc.	2,710,155
20,977	Invesco Mortgage Capital, Inc.	335,003
31,775	Iron Mountain, Inc.	1,167,731
14,307	Kilroy Realty Corp.	1,058,289
70,111	Kimco Realty Corp.	1,842,517
14,224	Kite Realty Group Trust	402,824
13,660	Lamar Advertising Co., Class A	793,646
19,029	LaSalle Hotel Properties	740,609
35,617	Lexington Realty Trust	385,732
25,314	Liberty Property Trust	942,187
23,955	Macerich Co. (The)	2,003,836
14,262	Mack-Cali Realty Corp.	268,268
34,501	Medical Properties Trust, Inc.	522,345
62,895	MFA Financial, Inc.	500,644
12,824	Mid-America Apartment Communities, Inc.	929,355
22,475	National Retail Properties, Inc.	904,394
40,621	NorthStar Realty Finance Corp.	780,736

See accompanying notes to schedules of portfolio investments.

Shares			Value
		Common Stocks (a) (continued)
23,334		Omega Healthcare Investors, Inc.	$934,760
22,938		Outfront Media, Inc.	686,993
12,172		Pebblebrook Hotel Trust	591,316
26,299		Piedmont Office Realty Trust, Inc., Class A	482,061
29,974		Plum Creek Timber Co., Inc.	1,302,071
9,281		Post Properties, Inc.	527,810
6,918		Potlatch Corp.	276,236
85,204		Prologis, Inc.	3,639,063
24,725		Public Storage	4,876,265
21,595		Rayonier, Inc.	591,919
37,948		Realty Income Corp.	1,899,677
14,193		Redwood Trust, Inc.	271,370
15,890		Regency Centers Corp.	1,042,861
40,252		Retail Properties of America, Inc., Class A	637,189
22,498		RLJ Lodging Trust	715,661
8,694		Ryman Hospitality Properties, Inc.	522,509
39,345		Senior Housing Properties Trust	879,361
52,961		Simon Property Group, Inc.	10,081,656
16,448		SL Green Realty Corp.	2,087,745
5,753		Sovran Self Storage, Inc.	529,391
67,920		Spirit Realty Capital, Inc.	832,020
37,900		Starwood Property Trust, Inc.	924,760
—	#	Starwood Waypoint Residential Trust	10
45,565		Strategic Hotels & Resorts, Inc.*	597,813
8,564		Sun Communities, Inc.	578,841
35,002		Sunstone Hotel Investors, Inc.	610,785
16,342		Tanger Factory Outlet Centers, Inc.	579,324
10,791		Taubman Centers, Inc.	780,621
62,391		Two Harbors Investment Corp.	651,362
43,492		UDR, Inc.	1,389,134
14,877		Urban Edge Properties*	356,155
54,538		Ventas, Inc.	4,061,445
29,753		Vornado Realty Trust	3,274,020
11,360		Washington Real Estate Investment Trust	321,942
19,170		Weingarten Realty Investors	694,337
89,357		Weyerhaeuser Co.	3,137,324
16,485		WP Carey, Inc.	1,130,541
31,380		WP GLIMCHER, Inc.	543,815
			136,716,738
		Real Estate Management & Development — 0.7%

7,727		Alexander & Baldwin, Inc.	312,403
2,556		Altisource Portfolio Solutions S.A.*	51,478
47,648		CBRE Group, Inc., Class A*	1,632,420
28,611		Forest City Enterprises, Inc., Class A*	722,428
6,147		Howard Hughes Corp. (The)*	920,759
7,638		Jones Lang LaSalle, Inc.	1,231,627
24,920		Realogy Holdings Corp.*	1,146,320
15,729		St. Joe Co. (The)*	267,236
			6,284,671
		Thrifts & Mortgage Finance — 0.6%

22,051		Capitol Federal Financial, Inc.	273,653
81,998		Hudson City Bancorp, Inc.	800,300
57,694		MGIC Investment Corp.*	526,746
75,432		New York Community Bancorp, Inc.	1,252,926
18,439		Ocwen Financial Corp.*	150,093
52,481		People’s United Financial, Inc.	794,038
32,557		Radian Group, Inc.	514,726
16,731		Washington Federal, Inc.	353,359
			4,665,841
		Total Common Stocks (Cost $590,062,017)	680,394,950

Principal Amount
	U.S. Government & Agency Security (a) — 2.4%
	U.S. Treasury Bill
$20,000,000	0.00%, due 05/21/15	19,999,560
	Total U.S. Government & Agency Security (Cost $19,997,075)	19,999,560

	Repurchase Agreements (a)(b) — 2.8%
23,150,989	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $23,151,051	23,150,989
	Total Repurchase Agreements (Cost $23,150,989)	23,150,989

	Total Investment Securities (Cost $633,210,081) — 86.3%	723,545,499
	Other assets less liabilities — 13.7%	114,832,008
	Net Assets — 100.0%	$838,377,507

*                           Non-income producing security.

#                           Amount represents less than one share.

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $212,071,902.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$110,853,515
Aggregate gross unrealized depreciation	(20,525,760)
Net unrealized appreciation	$90,327,755
Federal income tax cost of investments	$633,217,744

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Financials had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$49,107,531	11/06/15	Bank of America, N.A.	0.57%	Dow Jones U.S. FinancialsSM Index	$4,173,382
164,815,979	11/07/16	Bank of America, N.A.	0.11%	iShares® U.S. Financials ETF	7,249,126
77,851,073	04/06/16	Citibank, N.A.	0.34%	Dow Jones U.S. FinancialsSM Index	20,004,459
55,903,224	02/08/16	Credit Suisse International	0.47%	Dow Jones U.S. FinancialsSM Index	3,854,215
80,584,041	11/06/15	Deutsche Bank AG	0.29%	Dow Jones U.S. FinancialsSM Index	39,700,517
21,368,138	02/08/16	Goldman Sachs International	0.64%	Dow Jones U.S. FinancialsSM Index	1,229,151
9,952,642	11/07/16	Morgan Stanley & Co. International PLC	0.42%	iShares® U.S. Financials ETF	805,638
57,383,156	11/06/15	Morgan Stanley & Co. International PLC	0.67%	Dow Jones U.S. FinancialsSM Index	9,652,420
149,325,505	11/06/15	Societe Generale	0.67%	Dow Jones U.S. FinancialsSM Index	7,839,004
330,789,531	11/07/16	UBS AG	0.42%	Dow Jones U.S. FinancialsSM Index	18,706,292
$997,080,820					$113,214,204

(1)                   Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Gold Miners

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Shares		Value
	Investment Company — 39.2%
	Mutual Funds — 39.2%

74,311	Market Vectors Gold Miners ETF	$1,581,338

	Total Investment Company (Cost $1,543,966)	1,581,338

Principal Amount
	Repurchase Agreements (a) — 72.7%
$2,933,915	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $2,933,922	2,933,915
	Total Repurchase Agreements (Cost $2,933,915)	2,933,915

	Total Investment Securities (Cost $4,477,881) — 111.9%	4,515,253
	Liabilities in excess of other assets — (11.9%)	(481,429)
	Net Assets — 100.0%	$4,033,824

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,372
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$37,372
Federal income tax cost of investments	$4,477,881

Swap Agreements

Ultra Gold Miners had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$746,357	11/07/16	Bank of America, N.A.	0.67%	Market Vectors Gold Miners ETF	$6,075
5,741,531	01/06/17	Deutsche Bank AG	0.59%	Market Vectors Gold Miners ETF	262,668
$6,487,888					$268,743

(1)         Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Junior Miners
Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Shares		Value
	Investment Company — 31.7%
	Mutual Funds — 31.7%

59,147	Market Vectors Junior Gold Miners ETF	$1,571,536

	Total Investment Company (Cost $1,542,956)	1,571,536

Principal Amount
	Repurchase Agreements (a) — 42.9%
$2,130,538	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $2,130,544	2,130,538
	Total Repurchase Agreements (Cost $2,130,538)	2,130,538

	Total Investment Securities (Cost $3,673,494) — 74.6%	3,702,074
	Other assets less liabilities — 25.4%	1,259,312
	Net Assets — 100.0%	$4,961,386

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,580
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$28,580
Federal income tax cost of investments	$3,673,494

Swap Agreements

Ultra Junior Miners had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$6,859,105	01/06/17	Bank of America, N.A.	0.67%	Market Vectors Junior Gold Miners ETF	$106,588
1,494,836	11/07/16	Deutsche Bank AG	0.64%	Market Vectors Junior Gold Miners ETF	4,484
$8,353,941					$111,072

(1)         Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Health Care

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 74.8%
	Biotechnology — 17.1%

10,274	Alexion Pharmaceuticals, Inc.*	$1,853,121
7,577	Alkermes PLC*	532,284
3,682	Alnylam Pharmaceuticals, Inc.*	373,833
39,415	Amgen, Inc.	6,216,534
12,237	Biogen Idec, Inc.*	5,012,153
8,080	BioMarin Pharmaceutical, Inc.*	865,126
41,386	Celgene Corp.*	5,029,641
3,652	Cepheid, Inc.*	207,580
78,173	Gilead Sciences, Inc.*	8,093,251
7,966	Incyte Corp.*	683,881
631	Intercept Pharmaceuticals, Inc.*	139,684
6,122	Isis Pharmaceuticals, Inc.*	419,724
13,454	MannKind Corp.*	87,720
4,022	Medivation, Inc.*	472,706
3,782	Myriad Genetics, Inc.*	128,853
8,324	PDL BioPharma, Inc.	58,102
3,170	Pharmacyclics, Inc.*	684,498
1,047	Puma Biotechnology, Inc.*	223,021
3,846	Regeneron Pharmaceuticals, Inc.*	1,591,629
5,200	Seattle Genetics, Inc.*	188,500
2,462	United Therapeutics Corp.*	381,733
12,463	Vertex Pharmaceuticals, Inc.*	1,488,456
		34,732,030
	Commercial Services & Supplies — 0.1%

3,662	Healthcare Services Group, Inc.	122,933

	Health Care Equipment & Supplies — 12.3%

78,024	Abbott Laboratories	3,695,997
4,070	Alere, Inc.*	185,063
3,744	Align Technology, Inc.*	214,718
28,083	Baxter International, Inc.	1,941,939
9,948	Becton, Dickinson and Co.	1,459,571
68,734	Boston Scientific Corp.*	1,161,605
3,881	C.R. Bard, Inc.	656,432
10,566	CareFusion Corp.*	634,805
2,502	Cooper Cos., Inc. (The)	410,253
7,334	DENTSPLY International, Inc.	388,775
3,729	DexCom, Inc.*	226,499
5,543	Edwards Lifesciences Corp.*	737,330
2,660	Haemonetics Corp.*	118,264
2,411	Halyard Health, Inc.*	111,002
2,980	Hill-Rom Holdings, Inc.	142,802
12,562	Hologic, Inc.*	406,758
2,471	IDEXX Laboratories, Inc.*	387,527
1,878	Intuitive Surgical, Inc.*	939,000
73,446	Medtronic PLC	5,698,675
7,226	ResMed, Inc.	465,065
2,869	Sirona Dental Systems, Inc.*	260,563
14,815	St. Jude Medical, Inc.	987,864
3,079	STERIS Corp.	198,657
15,486	Stryker Corp.	1,467,298
2,146	Teleflex, Inc.	261,147
2,850	Thoratec Corp.*	116,052
5,181	Varian Medical Systems, Inc.*	481,678
3,683	West Pharmaceutical Services, Inc.	201,534
8,775	Zimmer Holdings, Inc.	1,056,422
		25,013,295
	Health Care Providers & Services — 11.4%

2,356	Acadia Healthcare Co., Inc.*	148,970
18,224	Aetna, Inc.	1,814,199
13,987	Anthem, Inc.	2,048,396
9,504	Brookdale Senior Living, Inc.*	356,495
6,080	Centene Corp.*	373,677
13,554	Cigna Corp.	1,648,573
6,025	Community Health Systems, Inc.*	292,333
8,908	DaVita HealthCare Partners, Inc.*	664,537
6,752	Envision Healthcare Holdings, Inc.*	247,258
38,028	Express Scripts Holding Co.*	3,224,394
15,726	HCA Holdings, Inc.*	1,125,038
4,037	Health Net, Inc.*	231,522
4,547	HealthSouth Corp.	197,613
4,364	Henry Schein, Inc.*	611,178
7,945	Humana, Inc.	1,305,999
5,166	Laboratory Corp. of America Holdings*	635,573
2,346	LifePoint Hospitals, Inc.*	168,818
1,433	Magellan Health, Inc.*	91,812
5,203	MEDNAX, Inc.*	371,858
3,269	Owens & Minor, Inc.	116,573
4,435	Patterson Cos., Inc.	222,083
7,489	Quest Diagnostics, Inc.	525,278
3,685	Team Health Holdings, Inc.*	218,410
5,092	Tenet Healthcare Corp.*	235,760
49,733	UnitedHealth Group, Inc.	5,651,161
4,718	Universal Health Services, Inc., Class B	534,785
2,275	WellCare Health Plans, Inc.*	206,593
		23,268,886
	Health Care Technology — 0.0%‡

4,549	HMS Holdings Corp.*	79,790

	Life Sciences Tools & Services — 2.8%

1,065	Bio-Rad Laboratories, Inc., Class A*	135,447
1,921	Bio-Techne Corp.	187,355
5,762	Bruker Corp.*	109,651
2,431	Charles River Laboratories International, Inc.*	186,385
7,358	Illumina, Inc.*	1,438,194
2,851	PAREXEL International Corp.*	183,775
3,710	Quintiles Transnational Holdings, Inc.*	241,076
20,728	Thermo Fisher Scientific, Inc.	2,694,640
4,315	Waters Corp.*	519,440
		5,695,963
	Pharmaceuticals — 31.1%

82,557	AbbVie, Inc.	4,994,699
13,734	Actavis PLC*	4,001,538
3,855	Akorn, Inc.*	207,438
15,436	Allergan, Inc.	3,592,575
85,951	Bristol-Myers Squibb Co.	5,236,135
50,770	Eli Lilly & Co.	3,562,531
8,610	Endo International PLC*	737,016
8,767	Hospira, Inc.*	767,463
3,433	Impax Laboratories, Inc.*	138,316
3,134	Jazz Pharmaceuticals PLC*	533,062
145,039	Johnson & Johnson	14,867,948
6,025	Mallinckrodt PLC*	703,238
147,721	Merck & Co., Inc.	8,647,587
19,393	Mylan, Inc.*	1,111,704
1,868	Pacira Pharmaceuticals, Inc.*	214,390
7,294	Perrigo Co. PLC	1,126,704
326,476	Pfizer, Inc.	11,204,656
3,302	Salix Pharmaceuticals Ltd.*	519,074
4,155	Theravance, Inc.	75,039

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
25,977	Zoetis, Inc.	$1,197,280
		63,438,393
	Total Common Stocks (Cost $139,900,711)	152,351,290

Principal Amount
	Repurchase Agreements (a)(b) — 7.6%
$15,467,595	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $15,467,636	15,467,595
	Total Repurchase Agreements (Cost $15,467,595)	15,467,595

	Total Investment Securities (Cost $155,368,306) — 82.4%	167,818,885
	Other assets less liabilities — 17.6%	35,893,570
	Net Assets — 100.0%	$203,712,455

*                 Non-income producing security.

‡                 Amount represents less than 0.05%.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $78,098,260.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,567,755
Aggregate gross unrealized depreciation	(1,149,035)
Net unrealized appreciation	$12,418,720
Federal income tax cost of investments	$155,400,165

Swap Agreements

Ultra Health Care had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$11,931,562	01/06/16	Bank of America, N.A.	0.52%	Dow Jones U.S. Health CareSM Index	$4,349,762
52,654,613	11/06/15	Bank of America, N.A.	0.06%	iShares® U.S. Healthcare ETF	5,371,662
22,407,896	02/08/16	Citibank, N.A.	0.44%	Dow Jones U.S. Health CareSM Index	3,127,041
5,051,102	02/08/16	Credit Suisse International	0.47%	Dow Jones U.S. Health CareSM Index	1,925,476
2,532,431	11/06/15	Deutsche Bank AG	(0.07)%	iShares® U.S. Healthcare ETF	2,321,382
6,720,199	11/06/15	Deutsche Bank AG	0.74%	Dow Jones U.S. Health CareSM Index	3,628,380
1,196,109	12/07/15	Goldman Sachs International	0.17%	iShares® U.S. Healthcare ETF	570,816
138,293,565	04/08/16	Goldman Sachs International	0.64%	Dow Jones U.S. Health CareSM Index	4,502,326
786,687	11/07/16	Morgan Stanley & Co. International PLC	0.47%	iShares® U.S. Healthcare ETF	85,171
3,050,436	11/06/15	Morgan Stanley & Co. International PLC	0.47%	Dow Jones U.S. Health CareSM Index	1,275,578
7,001,000	11/06/15	Societe Generale	0.57%	Dow Jones U.S. Health CareSM Index	4,383,201
3,708,974	12/07/15	UBS AG	0.47%	Dow Jones U.S. Health CareSM Index	3,272,734
$255,334,574					$34,813,529

(1)         Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Industrials

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 77.2%
	Aerospace & Defense — 16.4%

1,091	B/E Aerospace, Inc.*	$69,322
6,869	Boeing Co. (The)	1,036,189
498	Curtiss-Wright Corp.	36,145
724	DigitalGlobe, Inc.*	24,073
331	Esterline Technologies Corp.*	39,008
1,935	Exelis, Inc.	46,827
3,262	General Dynamics Corp.	452,700
586	HEICO Corp.	34,726
988	Hexcel Corp.	47,009
8,110	Honeywell International, Inc.	833,546
500	Huntington Ingalls Industries, Inc.	70,665
546	KLX, Inc.*	21,807
882	L-3 Communications Holdings, Inc.	114,157
2,782	Lockheed Martin Corp.	556,539
421	Moog, Inc., Class A*	31,769
2,093	Northrop Grumman Corp.	346,831
613	Orbital ATK, Inc.	40,630
1,477	Precision Castparts Corp.	319,475
3,195	Raytheon Co.	347,520
1,377	Rockwell Collins, Inc.	122,663
1,346	Spirit AeroSystems Holdings, Inc., Class A*	66,237
379	Teledyne Technologies, Inc.*	38,215
2,860	Textron, Inc.	126,727
511	TransDigm Group, Inc.	110,815
526	Triumph Group, Inc.	31,450
8,784	United Technologies Corp.	1,070,857
109	Vectrus, Inc.*	3,467
		6,039,369
	Air Freight & Logistics — 3.9%

1,516	C.H. Robinson Worldwide, Inc.	112,639
2,000	Expeditors International of Washington, Inc.	96,600
2,729	FedEx Corp.	482,979
360	Hub Group, Inc., Class A*	14,533
7,222	United Parcel Service, Inc., Class B	734,694
		1,441,445
	Building Products — 1.1%

779	A. O. Smith Corp.	49,100
992	Allegion PLC	57,268
466	Armstrong World Industries, Inc.*	26,017
1,635	Fortune Brands Home & Security, Inc.	75,733
426	Lennox International, Inc.	44,415
3,691	Masco Corp.	96,667
1,218	Owens Corning	48,306
930	USG Corp.*	26,217
		423,723
	Chemicals — 0.8%

845	Sherwin-Williams Co. (The)	240,994
790	Valspar Corp. (The)	68,454
		309,448
	Commercial Services & Supplies — 2.9%

1,808	ADT Corp. (The)	70,910
1,006	Cintas Corp.	83,981
1,105	Civeo Corp.	4,354
565	Clean Harbors, Inc.*	31,465
1,358	Covanta Holding Corp.	29,428
515	Deluxe Corp.	34,273
326	MSA Safety, Inc.	16,489
2,070	R.R. Donnelley & Sons Co.	39,475
2,615	Republic Services, Inc.	107,006
880	Stericycle, Inc.*	118,773
649	Tetra Tech, Inc.	16,504
4,336	Tyco International PLC	183,066
403	United Stationers, Inc.	16,277
1,286	Waste Connections, Inc.	60,403
4,412	Waste Management, Inc.	240,366
		1,052,770
	Construction & Engineering — 1.0%

1,594	AECOM*	47,915
999	Chicago Bridge & Iron Co. N.V.	46,114
671	EMCOR Group, Inc.	29,544
1,531	Fluor Corp.	88,798
1,353	Jacobs Engineering Group, Inc.*	59,992
1,503	KBR, Inc.	24,484
2,255	Quanta Services, Inc.*	64,899
		361,746
	Construction Materials — 0.7%

521	Eagle Materials, Inc.	40,898
641	Martin Marietta Materials, Inc.	91,234
1,365	Vulcan Materials Co.	113,295
		245,427
	Containers & Packaging — 2.5%

671	AptarGroup, Inc.	44,199
944	Avery Dennison Corp.	50,551
1,419	Ball Corp.	101,757
1,035	Bemis Co., Inc.	50,508
1,225	Berry Plastics Group, Inc.*	42,030
1,439	Crown Holdings, Inc.*	76,267
3,388	Graphic Packaging Holding Co.*	51,125
351	Greif, Inc., Class A	15,444
1,727	MeadWestvaco Corp.	91,635
1,709	Owens-Illinois, Inc.*	44,707
1,019	Packaging Corp. of America	84,434
1,451	Rock-Tenn Co., Class A	99,597
2,188	Sealed Air Corp.	103,120
452	Silgan Holdings, Inc.	25,949
1,049	Sonoco Products Co.	49,125
		930,448
	Electrical Equipment — 3.9%

449	Acuity Brands, Inc.	71,158
2,548	AMETEK, Inc.	135,401
1,104	Babcock & Wilcox Co. (The)	34,268
4,917	Eaton Corp. PLC	349,156
7,186	Emerson Electric Co.	416,213
470	EnerSys	30,691
714	Generac Holdings, Inc.*	35,193
563	Hubbell, Inc., Class B	64,069
463	Regal-Beloit Corp.	36,086
1,407	Rockwell Automation, Inc.	164,675
1,748	Sensata Technologies Holding N.V.*	93,938
		1,430,848
	Electronic Equipment, Instruments & Components — 3.2%

3,206	Amphenol Corp., Class A	181,011
282	Anixter International, Inc.*	22,247
1,004	Arrow Electronics, Inc.*	62,208
1,420	Avnet, Inc.	65,050
444	Belden, Inc.	39,418
902	Cognex Corp.*	40,310
430	FEI Co.	33,966
1,460	FLIR Systems, Inc.	47,129
368	IPG Photonics Corp.*	35,291
405	Itron, Inc.*	14,774

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,004	Jabil Circuit, Inc.	$44,028
1,735	Keysight Technologies, Inc.*	65,132
881	Knowles Corp.*	16,871
233	Littelfuse, Inc.	23,375
1,044	National Instruments Corp.	32,510
4,213	TE Connectivity Ltd.	303,884
2,683	Trimble Navigation Ltd.*	70,134
1,405	Vishay Intertechnology, Inc.	20,007
528	Zebra Technologies Corp., Class A*	48,074
		1,165,419
	Industrial Conglomerates — 12.5%

6,639	3M Co.	1,119,667
665	Carlisle Cos., Inc.	61,892
6,334	Danaher Corp.	552,831
104,043	General Electric Co.	2,704,078
1,038	Roper Industries, Inc.	173,938
		4,612,406
	Internet Software & Services — 1.0%

335	CoStar Group, Inc.*	66,718
1,094	LinkedIn Corp., Class A*	292,317
		359,035
	IT Services — 6.8%

6,501	Accenture PLC, Class A	585,285
662	Alliance Data Systems Corp.*	184,374
4,994	Automatic Data Processing, Inc.	443,667
1,243	Broadridge Financial Solutions, Inc.	66,165
1,040	Convergys Corp.	23,244
930	CoreLogic, Inc.*	31,006
518	Euronet Worldwide, Inc.*	29,267
2,940	Fidelity National Information Services, Inc.	198,714
2,528	Fiserv, Inc.*	197,361
779	FleetCor Technologies, Inc.*	119,522
1,616	Genpact Ltd.*	35,907
701	Global Payments, Inc.	64,394
847	Jack Henry & Associates, Inc.	55,478
682	MAXIMUS, Inc.	40,395
569	NeuStar, Inc., Class A*	15,090
3,383	Paychex, Inc.	168,592
1,714	Total System Services, Inc.	65,475
402	WEX, Inc.*	43,010
11,118	Xerox Corp.	151,761
		2,518,707
	Life Sciences Tools & Services — 0.8%

3,455	Agilent Technologies, Inc.	145,836
296	Mettler-Toledo International, Inc.*	92,994
1,170	PerkinElmer, Inc.	54,990
		293,820
	Machinery — 10.1%

639	Actuant Corp., Class A	16,256
867	AGCO Corp.	43,125
1,729	Allison Transmission Holdings, Inc.	55,017
6,272	Caterpillar, Inc.	519,949
519	CLARCOR, Inc.	34,155
987	Colfax Corp.*	51,995
513	Crane Co.	34,284
1,760	Cummins, Inc.	250,325
3,713	Deere & Co.	336,398
1,323	Donaldson Co., Inc.	49,004
1,713	Dover Corp.	123,422
1,412	Flowserve Corp.	87,728
616	Graco, Inc.	46,681
837	Harsco Corp.	13,802
650	Hillenbrand, Inc.	20,605
823	IDEX Corp.	63,585
3,726	Illinois Tool Works, Inc.	368,352
2,750	Ingersoll-Rand PLC	184,773
949	ITT Corp.	38,975
1,017	Joy Global, Inc.	45,073
820	Kennametal, Inc.	28,700
805	Lincoln Electric Holdings, Inc.	55,577
1,404	Manitowoc Co., Inc. (The)	31,071
589	Mueller Industries, Inc.	20,503
691	Navistar International Corp.*	20,115
608	Nordson Corp.	46,773
827	Oshkosh Corp.	40,349
3,669	PACCAR, Inc.	234,999
1,104	Pall Corp.	111,294
1,540	Parker-Hannifin Corp.	188,943
1,935	Pentair PLC	128,620
426	SPX Corp.	37,969
1,123	Terex Corp.	30,781
772	Timken Co. (The)	32,795
577	Toro Co. (The)	39,034
1,612	Trinity Industries, Inc.	54,195
255	Valmont Industries, Inc.	31,786
997	Wabtec Corp.	94,605
605	Woodward, Inc.	29,373
1,884	Xylem, Inc.	67,259
		3,708,245
	Marine — 0.1%

591	Kirby Corp.*	45,554

	Multi-Utilities — 0.1%

2,011	MDU Resources Group, Inc.	44,845

	Paper & Forest Products — 0.1%

1,473	Louisiana-Pacific Corp.*	24,791

	Professional Services — 1.5%

433	Advisory Board Co. (The)*	23,434
349	Corporate Executive Board Co. (The)	27,295
1,249	Equifax, Inc.	116,619
425	FTI Consulting, Inc.*	15,670
820	ManpowerGroup, Inc.	65,977
1,408	Robert Half International, Inc.	87,240
725	Towers Watson & Co., Class A	95,337
1,538	Verisk Analytics, Inc., Class A*	110,444
		542,016
	Road & Rail — 6.1%

600	Con-way, Inc.	26,502
10,313	CSX Corp.	353,839
530	Genesee & Wyoming, Inc., Class A*	54,643
959	J.B. Hunt Transport Services, Inc.	81,994
1,143	Kansas City Southern	132,405
464	Landstar System, Inc.	32,582
3,206	Norfolk Southern Corp.	349,967
705	Old Dominion Freight Line, Inc.*	55,075
550	Ryder System, Inc.	51,695
9,212	Union Pacific Corp.	1,107,835
		2,246,537
	Trading Companies & Distributors — 1.7%

987	Air Lease Corp.	37,743

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
428	Applied Industrial Technologies, Inc.	$18,751
2,826	Fastenal Co.	117,420
458	GATX Corp.	28,511
1,581	HD Supply Holdings, Inc.*	46,647
1,057	MRC Global, Inc.*	13,604
523	MSC Industrial Direct Co., Inc., Class A	38,174
1,109	NOW, Inc.*	23,566
1,034	United Rentals, Inc.*	96,224
629	W.W. Grainger, Inc.	149,016
283	Watsco, Inc.	33,179
461	WESCO International, Inc.*	32,007
		634,842
	Total Common Stocks (Cost $27,288,901)	28,431,441

Principal Amount
	Repurchase Agreements (a)(b) — 5.5%
$2,033,290	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $2,033,295	2,033,290
	Total Repurchase Agreements (Cost $2,033,290)	2,033,290

	Total Investment Securities (Cost $29,322,191) — 82.7%	30,464,731
	Other assets less liabilities — 17.3%	6,358,692
	Net Assets — 100.0%	$36,823,423

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $15,131,824.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,787,132
Aggregate gross unrealized depreciation	(789,102)
Net unrealized appreciation	$998,030
Federal income tax cost of investments	$29,466,701

Swap Agreements

Ultra Industrials had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$1,074,685	01/06/16	Bank of America, N.A.	0.52%	Dow Jones U.S. IndustrialsSM Index	$348,727
9,386,281	01/06/16	Bank of America, N.A.	0.06%	iShares® U.S. Industrials ETF	666,195
1,712,166	04/06/16	Citibank, N.A.	0.44%	Dow Jones U.S. IndustrialsSM Index	240,170
1,846,619	03/07/16	Credit Suisse International	0.47%	Dow Jones U.S. IndustrialsSM Index	736,934
182,091	11/07/16	Deutsche Bank AG	(0.07)%	iShares® U.S. Industrials ETF	7,531
1,985,475	11/06/15	Deutsche Bank AG	0.54%	Dow Jones U.S. IndustrialsSM Index	749,892
17,490,676	04/08/16	Goldman Sachs International	0.64%	Dow Jones U.S. IndustrialsSM Index	1,056,811
133,689	11/07/16	Morgan Stanley & Co. International PLC	0.42%	iShares® U.S. Industrials ETF	31,112
720,668	01/06/16	Morgan Stanley & Co. International PLC	0.47%	Dow Jones U.S. IndustrialsSM Index	676,274
3,725,447	01/06/16	Societe Generale	0.57%	Dow Jones U.S. IndustrialsSM Index	1,169,782
7,038,536	09/07/16	UBS AG	0.47%	Dow Jones U.S. IndustrialsSM Index	597,274
$45,296,333					$6,280,702

(1)         Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Oil & Gas

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 86.8%
	Electric Utilities — 0.3%

17,562	OGE Energy Corp.	$570,940

	Electrical Equipment — 0.1%

4,484	SolarCity Corp.*	230,298

	Energy Equipment & Services — 15.3%

5,274	Atwood Oceanics, Inc.	163,547
38,127	Baker Hughes, Inc.	2,383,319
3,097	Bristow Group, Inc.	191,828
17,399	Cameron International Corp.*	819,145
1,728	CARBO Ceramics, Inc.	62,968
3,859	Core Laboratories N.V.	424,181
5,923	Diamond Offshore Drilling, Inc.	180,237
6,755	Dresser-Rand Group, Inc.*	549,790
3,480	Dril-Quip, Inc.*	252,857
20,647	Ensco PLC, Class A	505,232
6,015	Exterran Holdings, Inc.	195,307
20,607	FMC Technologies, Inc.*	822,838
5,724	Forum Energy Technologies, Inc.*	111,790
74,681	Halliburton Co.	3,206,802
8,648	Helix Energy Solutions Group, Inc.*	133,525
9,539	Helmerich & Payne, Inc.	639,685
20,942	McDermott International, Inc.*	52,355
25,506	Nabors Industries Ltd.	326,732
37,944	National Oilwell Varco, Inc.	2,062,256
22,205	Noble Corp. PLC	369,491
9,253	Oceaneering International, Inc.	504,566
4,685	Oil States International, Inc.*	203,704
12,904	Patterson-UTI Energy, Inc.	241,111
10,975	Rowan Cos. PLC, Class A	237,170
113,396	Schlumberger Ltd.	9,543,407
1,553	SEACOR Holdings, Inc.*	112,608
13,409	Superior Energy Services, Inc.	300,093
4,132	Tidewater, Inc.	116,522
30,006	Transocean Ltd.	483,997
4,064	Unit Corp.*	124,115
68,192	Weatherford International PLC*	865,357
		26,186,535
	Machinery — 0.1%

2,685	Chart Industries, Inc.*	93,814

	Metals & Mining — 0.1%

4,751	U.S. Silica Holdings, Inc.	153,980

	Oil, Gas & Consumable Fuels — 70.7%

44,629	Anadarko Petroleum Corp.	3,759,101
4,849	Antero Resources Corp.*	191,293
33,176	Apache Corp.	2,184,308
36,396	Cabot Oil & Gas Corp.	1,055,484
26,908	California Resources Corp.*	192,661
3,737	Carrizo Oil & Gas, Inc.*	177,844
19,497	Cheniere Energy, Inc.*	1,572,043
45,716	Chesapeake Energy Corp.	762,543
166,587	Chevron Corp.	17,771,501
7,689	Cimarex Energy Co.	843,330
26,174	Cobalt International Energy, Inc.*	268,022
9,959	Concho Resources, Inc.*	1,084,734
108,469	ConocoPhillips	7,072,179
7,543	Continental Resources, Inc.*	335,588
31,068	Denbury Resources, Inc.	260,971
33,889	Devon Energy Corp.	2,087,224
5,001	Diamondback Energy, Inc.*	356,121
6,451	Energen Corp.	416,993
8,287	Energy XXI Ltd.	39,363
48,292	EOG Resources, Inc.	4,332,758
13,351	EQT Corp.	1,065,543
373,157	Exxon Mobil Corp.	33,039,321
7,536	Gulfport Energy Corp.*	345,224
22,395	Hess Corp.	1,681,417
17,250	HollyFrontier Corp.	758,827
149,732	Kinder Morgan, Inc.	6,140,509
7,345	Laredo Petroleum, Inc.*	87,626
59,473	Marathon Oil Corp.	1,656,918
24,692	Marathon Petroleum Corp.	2,592,660
14,701	Murphy Oil Corp.	748,134
12,093	Newfield Exploration Co.*	399,432
31,756	Noble Energy, Inc.	1,499,836
8,931	Oasis Petroleum, Inc.*	127,981
68,332	Occidental Petroleum Corp.	5,321,696
18,348	ONEOK, Inc.	812,082
7,364	PBF Energy, Inc., Class A	229,536
48,777	Phillips 66	3,827,043
13,121	Pioneer Natural Resources Co.	2,001,215
14,605	QEP Resources, Inc.	313,715
14,866	Range Resources Corp.	736,462
5,419	Rosetta Resources, Inc.*	96,079
34,829	SandRidge Energy, Inc.*	61,647
3,757	SemGroup Corp., Class A	290,454
5,941	SM Energy Co.	288,257
33,418	Southwestern Energy Co.*	838,123
59,130	Spectra Energy Corp.	2,098,524
4,952	Stone Energy Corp.*	83,887
3,180	Targa Resources Corp.	316,664
4,074	Teekay Corp.	180,234
11,125	Tesoro Corp.	1,021,720
13,503	Ultra Petroleum Corp.*	219,694
45,933	Valero Energy Corp.	2,833,607
6,431	Western Refining, Inc.	302,900
14,652	Whiting Petroleum Corp.*	495,677
59,280	Williams Cos., Inc. (The)	2,907,091
6,350	World Fuel Services Corp.	347,663
17,920	WPX Energy, Inc.*	193,178
		120,724,637
	Semiconductors & Semiconductor Equipment — 0.2%

6,623	First Solar, Inc.*	395,691

	Total Common Stocks (Cost $165,439,152)	148,355,895

Principal Amount
	Repurchase Agreements (a)(b) — 9.8%
$16,664,022	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $16,664,066	16,664,022
	Total Repurchase Agreements (Cost $16,664,022)	16,664,022

	Total Investment Securities (Cost $182,103,174) — 96.6%	165,019,917
	Other assets less liabilities — 3.4%	5,780,166
	Net Assets — 100.0%	$170,800,083

See accompanying notes to schedules of portfolio investments.

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $55,050,557.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,904,276
Aggregate gross unrealized depreciation	(19,048,931)
Net unrealized depreciation	$(17,144,655)
Federal income tax cost of investments	$182,164,572

Swap Agreements

Ultra Oil & Gas had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$18,001,524	11/06/15	Bank of America, N.A.	0.47%	Dow Jones U.S. Oil & GasSM Index	$6,000,076
31,298,334	11/06/15	Bank of America, N.A.	0.01%	iShares® U.S. Energy ETF	231,686
26,579,965	02/08/16	Citibank, N.A.	0.44%	Dow Jones U.S. Oil & GasSM Index	(14,716)
2,888,452	12/07/15	Credit Suisse International	0.47%	Dow Jones U.S. Oil & GasSM Index	(337,916)
741,887	11/06/15	Deutsche Bank AG	(0.07)%	iShares® U.S. Energy ETF	(1,319,907)
25,793,426	11/06/15	Deutsche Bank AG	0.84%	Dow Jones U.S. Oil & GasSM Index	1,732,468
328,783	12/07/15	Goldman Sachs International	0.17%	iShares® U.S. Energy ETF	(3,018,792)
1,665,352	12/07/15	Goldman Sachs International	0.64%	Dow Jones U.S. Oil & GasSM Index	(160,782)
1,176,464	11/07/16	Morgan Stanley & Co. International PLC	0.42%	iShares® U.S. Energy ETF	(112,675)
65,987,194	01/06/16	Morgan Stanley & Co. International PLC	0.37%	Dow Jones U.S. Oil & GasSM Index	(1,177,720)
6,688,749	11/06/15	Societe Generale	0.57%	Dow Jones U.S. Oil & GasSM Index	2,069,570
12,143,258	12/07/15	UBS AG	0.47%	Dow Jones U.S. Oil & GasSM Index	699,917
$193,293,388					$4,591,209

(1)         Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Real Estate

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Shares			Value
		Common Stocks (a) — 73.8%
		Real Estate Investment Trusts — 70.6%

18,910		Alexandria Real Estate Equities, Inc.	$1,813,658
27,605		American Campus Communities, Inc.	1,139,258
92,644		American Capital Agency Corp.	1,985,824
37,208		American Homes 4 Rent, Class A	621,001
238,426		American Realty Capital Properties, Inc.	2,338,959
104,113		American Tower Corp.	10,321,763
248,846		Annaly Capital Management, Inc.	2,642,744
40,548		Apartment Investment & Management Co., Class A	1,527,849
93,823		ARMOUR Residential REIT, Inc.	298,357
34,666		AvalonBay Communities, Inc.	5,835,674
51,849		BioMed Realty Trust, Inc.	1,153,122
40,205		Boston Properties, Inc.	5,524,569
47,002		Brandywine Realty Trust	744,982
22,689		Camden Property Trust	1,651,532
44,713		CBL & Associates Properties, Inc.	895,154
269,837		Chimera Investment Corp.	866,177
28,791		Colony Financial, Inc.	725,821
32,819		Columbia Property Trust, Inc.	849,684
24,297		Corporate Office Properties Trust	714,332
30,587		Corrections Corp. of America	1,220,115
54,013		Cousins Properties, Inc.	579,559
87,673		Crown Castle International Corp.	7,567,057
42,770		CubeSmart	992,264
42,552		CYS Investments, Inc.	386,798
23,127		DCT Industrial Trust, Inc.	834,422
78,567		DDR Corp.	1,488,059
51,392		DiamondRock Hospitality Co.	744,156
35,586		Digital Realty Trust, Inc.	2,362,199
35,750		Douglas Emmett, Inc.	1,032,102
89,736		Duke Realty Corp.	1,916,761
17,294		DuPont Fabros Technology, Inc.	541,475
8,385		EastGroup Properties, Inc.	528,255
15,008		EPR Properties	915,638
33,848		Equity Commonwealth*	895,280
20,933		Equity LifeStyle Properties, Inc.	1,127,661
95,159		Equity Residential	7,330,098
16,792		Essex Property Trust, Inc.	3,735,045
29,022		Extra Space Storage, Inc.	1,909,067
17,892		Federal Realty Investment Trust	2,541,201
23,623		Gaming and Leisure Properties, Inc.	799,639
164,789		General Growth Properties, Inc.	4,780,529
19,471		Geo Group, Inc. (The)	840,174
25,399		Hatteras Financial Corp.	466,072
120,605		HCP, Inc.	5,108,828
86,049		Health Care REIT, Inc.	6,635,238
25,782		Healthcare Realty Trust, Inc.	735,818
31,379		Healthcare Trust of America, Inc., Class A	870,767
23,968		Highwoods Properties, Inc.	1,093,180
15,065		Home Properties, Inc.	1,005,890
39,364		Hospitality Properties Trust	1,212,805
198,876		Host Hotels & Resorts, Inc.	4,176,396
32,326		Invesco Mortgage Capital, Inc.	516,246
48,965		Iron Mountain, Inc.	1,799,464
22,048		Kilroy Realty Corp.	1,630,891
108,043		Kimco Realty Corp.	2,839,370
21,920		Kite Realty Group Trust	620,774
21,051		Lamar Advertising Co., Class A	1,223,063
29,325		LaSalle Hotel Properties	1,141,329
54,886		Lexington Realty Trust	594,415
39,009		Liberty Property Trust	1,451,915
36,915		Macerich Co. (The)	3,087,940
21,977		Mack-Cali Realty Corp.	413,387
53,166		Medical Properties Trust, Inc.	804,933
96,922		MFA Financial, Inc.	771,499
19,762		Mid-America Apartment Communities, Inc.	1,432,152
34,635		National Retail Properties, Inc.	1,393,712
62,599		NorthStar Realty Finance Corp.	1,203,153
35,959		Omega Healthcare Investors, Inc.	1,440,518
35,348		Outfront Media, Inc.	1,058,673
18,757		Pebblebrook Hotel Trust	911,215
40,527		Piedmont Office Realty Trust, Inc., Class A	742,860
46,190		Plum Creek Timber Co., Inc.	2,006,494
14,302		Post Properties, Inc.	813,355
10,661		Potlatch Corp.	425,694
131,300		Prologis, Inc.	5,607,823
38,101		Public Storage	7,514,279
33,279		Rayonier, Inc.	912,177
58,479		Realty Income Corp.	2,927,459
21,871		Redwood Trust, Inc.	418,173
24,486		Regency Centers Corp.	1,607,016
62,028		Retail Properties of America, Inc., Class A	981,903
34,670		RLJ Lodging Trust	1,102,853
13,397		Ryman Hospitality Properties, Inc.	805,160
60,633		Senior Housing Properties Trust	1,355,148
81,613		Simon Property Group, Inc.	15,535,851
25,346		SL Green Realty Corp.	3,217,168
8,865		Sovran Self Storage, Inc.	815,757
104,666		Spirit Realty Capital, Inc.	1,282,158
58,404		Starwood Property Trust, Inc.	1,425,058
—	#	Starwood Waypoint Residential Trust	10
70,216		Strategic Hotels & Resorts, Inc.*	921,234
13,197		Sun Communities, Inc.	891,985
54,418		Sunstone Hotel Investors, Inc.	949,594
25,183		Tanger Factory Outlet Centers, Inc.	892,737
16,629		Taubman Centers, Inc.	1,202,942
96,145		Two Harbors Investment Corp.	1,003,754
67,022		UDR, Inc.	2,140,683
22,928		Urban Edge Properties*	548,896
84,044		Ventas, Inc.	6,258,757
45,849		Vornado Realty Trust	5,045,224
17,506		Washington Real Estate Investment Trust	496,120
29,541		Weingarten Realty Investors	1,069,975
137,701		Weyerhaeuser Co.	4,834,682
25,403		WP Carey, Inc.	1,742,138
48,358		WP GLIMCHER, Inc.	838,044
			210,690,818
		Real Estate Management & Development — 3.2%

11,907		Alexander & Baldwin, Inc.	481,400
73,427		CBRE Group, Inc., Class A*	2,515,609
44,090		Forest City Enterprises, Inc., Class A*	1,113,272
9,472		Howard Hughes Corp. (The)*	1,418,811
11,771		Jones Lang LaSalle, Inc.	1,898,074
38,402		Realogy Holdings Corp.*	1,766,492
24,238		St. Joe Co. (The)*	411,804
			9,605,462
		Total Common Stocks (Cost $194,170,502)	220,296,280

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.2%
	U.S. Treasury Bill
$510,000	0.00%, due 09/17/15	$509,788
	Total U.S. Government & Agency Security (Cost $509,780)	509,788

	Repurchase Agreements (a)(b) — 6.1%
18,219,961	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $18,220,008	18,219,961
	Total Repurchase Agreements (Cost $18,219,961)	18,219,961

	Total Investment Securities (Cost $212,900,243) — 80.1%	239,026,029
	Other assets less liabilities — 19.9%	59,522,712
	Net Assets — 100.0%	$298,548,741

*                      Non-income producing security.

#                      Amount represents less than one share.

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $123,588,987.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,877,354
Aggregate gross unrealized depreciation	(1,846,930)
Net unrealized appreciation	$27,030,424
Federal income tax cost of investments	$211,995,605

Swap Agreements

Ultra Real Estate had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$13,770,905	11/06/15	Bank of America, N.A.	0.62%	Dow Jones U.S. Real EstateSM Index	$6,085,652
82,603,808	11/06/15	Bank of America, N.A.	0.16%	iShares® U.S. Real Estate ETF	5,094,448
3,675,058	12/07/15	Citibank, N.A.	0.84%	Dow Jones U.S. Real EstateSM Index	785,103
9,187,057	12/07/15	Credit Suisse International	0.47%	Dow Jones U.S. Real EstateSM Index	8,715,967
3,952,705	11/06/15	Deutsche Bank AG	0.04%	iShares® U.S. Real Estate ETF	1,941,434
15,015,737	11/06/15	Deutsche Bank AG	0.24%	Dow Jones U.S. Real EstateSM Index	17,663,811
1,843,735	12/07/15	Goldman Sachs International	0.17%	iShares® U.S. Real Estate ETF	820,357
211,522,230	01/06/17	Goldman Sachs International	0.64%	Dow Jones U.S. Real EstateSM Index	1,393,360
2,894,200	11/07/16	Morgan Stanley & Co. International PLC	(0.33)%	iShares® U.S. Real Estate ETF	(147,307)
12,930,678	11/06/15	Morgan Stanley & Co. International PLC	0.42%	Dow Jones U.S. Real EstateSM Index	5,141,212
9,283,764	11/06/15	Societe Generale	0.57%	Dow Jones U.S. Real EstateSM Index	4,613,310
10,271,264	12/07/15	UBS AG	0.27%	Dow Jones U.S. Real EstateSM Index	6,066,801
$376,951,141					$58,174,148

(1)              Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra KBW Regional Banking

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 85.8%
	Banks — 81.6%

7,926	Associated Banc-Corp	$147,741
8,411	BancorpSouth, Inc.	188,322
1,805	Bank of Hawaii Corp.	108,769
2,554	BOK Financial Corp.	150,686
10,833	Boston Private Financial Holdings, Inc.	135,954
5,945	Cathay General Bancorp	153,559
2,290	City Holding Co.	105,684
1,673	City National Corp./CA	151,189
6,914	Columbia Banking System, Inc.	194,837
3,215	Community Bank System, Inc.	114,197
9,336	CVB Financial Corp.	146,108
3,875	East West Bancorp, Inc.	154,806
11,758	First Commonwealth Financial Corp.	99,708
7,354	First Financial Bancorp	128,180
5,108	First Financial Bankshares, Inc.	134,187
12,770	First Horizon National Corp.	182,483
9,468	First Midwest Bancorp, Inc./IL	161,903
27,302	First Niagara Financial Group, Inc.	241,896
8,939	FirstMerit Corp.	162,243
14,268	FNB Corp./PA	183,058
8,235	Fulton Financial Corp.	99,644
5,460	Glacier Bancorp, Inc.	132,623
2,686	Hancock Holding Co.	78,619
1,233	Iberiabank Corp.	77,827
20,521	Investors Bancorp, Inc.	235,581
6,077	MB Financial, Inc.	189,542
11,802	National Penn Bancshares, Inc.	126,636
11,449	Old National Bancorp/IN	161,316
4,976	PacWest Bancorp	228,075
1,145	Park National Corp.	97,462
3,875	Pinnacle Financial Partners, Inc.	162,750
5,108	PrivateBancorp, Inc.	177,401
2,730	Prosperity Bancshares, Inc.	141,223
3,567	S&T Bancorp, Inc.	101,053
1,717	Signature Bank/NY*	211,792
2,422	SVB Financial Group*	297,664
6,826	Synovus Financial Corp.	191,060
5,769	TCF Financial Corp.	90,516
4,404	Texas Capital Bancshares, Inc.*	204,478
3,963	Trustmark Corp.	91,347
1,585	UMB Financial Corp.	81,691
16,469	Umpqua Holdings Corp.	272,397
4,932	United Bankshares, Inc./WV	184,703
12,330	Valley National Bancorp	118,368
6,385	Webster Financial Corp.	220,474
1,673	Westamerica Bancorp.	72,056
4,183	Wintrust Financial Corp.	196,978
		7,288,786
	Thrifts & Mortgage Finance — 4.2%

11,581	Brookline Bancorp, Inc.	112,104
7,398	Provident Financial Services, Inc.	134,644
5,945	Washington Federal, Inc.	125,558
		372,306
	Total Common Stocks (Cost $7,732,728)	7,661,092

Principal Amount
	Repurchase Agreements (a)(b) — 13.4%
$1,198,741	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $1,198,745	1,198,741
	Total Repurchase Agreements (Cost $1,198,741)	1,198,741

	Total Investment Securities (Cost $8,931,469) — 99.2%	8,859,833
	Other assets less liabilities — 0.8%	73,019
	Net Assets — 100.0%	$8,932,852

*                      Non-income producing security.

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $1,530,722.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$353,099
Aggregate gross unrealized depreciation	(429,465)
Net unrealized depreciation	$(76,366)
Federal income tax cost of investments	$8,936,199

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra KBW Regional Banking had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$61,453	11/06/15	Bank of America, N.A.	(0.18)%	PowerShares KBW Regional Banking Portfolio	$2,032
4,269,052	01/06/16	Bank of America, N.A.	0.17%	KBW Regional Banking IndexSM	186,505
1,496,638	01/06/16	Deutsche Bank AG	0.14%	KBW Regional Banking IndexSM	(41,660)
1,561,453	01/06/16	Morgan Stanley & Co. International PLC	0.17%	KBW Regional Banking IndexSM	(1,739)
225,740	11/06/15	Societe Generale	0.57%	KBW Regional Banking IndexSM	(54,242)
2,585,481	12/07/15	UBS AG	0.52%	KBW Regional Banking IndexSM	(6,346)
$10,199,817					$84,550

(1)              Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Semiconductors

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 71.8%
	Communications Equipment — 0.3%

2,064	InterDigital, Inc.	$109,124

	Semiconductors & Semiconductor Equipment — 71.5%

34,876	Advanced Micro Devices, Inc.*	108,464
16,927	Altera Corp.	626,468
17,282	Analog Devices, Inc.	1,011,688
67,661	Applied Materials, Inc.	1,694,908
23,177	Atmel Corp.*	193,296
14,044	Avago Technologies Ltd.	1,792,295
29,917	Broadcom Corp., Class A	1,353,146
2,995	Cavium, Inc.*	205,128
6,199	Cree, Inc.*	243,373
8,238	Cypress Semiconductor Corp.*	121,510
6,596	Fairchild Semiconductor International, Inc.*	115,034
8,255	Integrated Device Technology, Inc.*	170,383
268,502	Intel Corp.	8,927,692
9,134	KLA-Tencor Corp.	593,299
8,828	Lam Research Corp.	727,957
13,246	Linear Technology Corp.	638,259
23,710	Marvell Technology Group Ltd.	382,205
15,711	Maxim Integrated Products, Inc.	540,380
11,160	Microchip Technology, Inc.	572,173
59,612	Micron Technology, Inc.*	1,828,300
5,278	Microsemi Corp.*	170,163
28,675	NVIDIA Corp.	632,570
24,206	ON Semiconductor Corp.*	308,627
8,102	Qorvo, Inc.*	562,279
3,707	Semtech Corp.*	107,244
2,189	Silicon Laboratories, Inc.*	110,851
10,588	Skyworks Solutions, Inc.	929,097
13,994	SunEdison, Inc.*	309,827
2,049	Synaptics, Inc.*	176,112
12,023	Teradyne, Inc.	232,284
58,659	Texas Instruments, Inc.	3,449,149
14,686	Xilinx, Inc.	622,246
		29,456,407
	Total Common Stocks (Cost $23,978,613)	29,565,531

Principal Amount
	Repurchase Agreements (a)(b) — 9.1%
$3,750,623	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $3,750,633	3,750,623
	Total Repurchase Agreements (Cost $3,750,623)	3,750,623

	Total Investment Securities (Cost $27,729,236) — 80.9%	33,316,154
	Other assets less liabilities — 19.1%	7,869,451
	Net Assets — 100.0%	$41,185,605

*                      Non-income producing security.

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $3,060,222.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,747,671
Aggregate gross unrealized depreciation	(419,040)
Net unrealized appreciation	$5,328,631
Federal income tax cost of investments	$27,987,523

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Semiconductors had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$5,498,905	11/06/15	Bank of America, N.A.	0.57%	Dow Jones U.S. SemiconductorsSM Index	$1,936,723
431,031	12/07/15	Credit Suisse International	0.47%	Dow Jones U.S. SemiconductorsSM Index	36,394
25,784,540	01/06/16	Deutsche Bank AG	0.44%	Dow Jones U.S. SemiconductorsSM Index	1,361,333
10,488,041	01/06/16	Morgan Stanley & Co. International PLC	0.47%	Dow Jones U.S. SemiconductorsSM Index	1,242,981
4,209,921	11/06/15	Societe Generale	0.57%	Dow Jones U.S. SemiconductorsSM Index	2,659,479
6,426,517	12/07/15	UBS AG	0.52%	Dow Jones U.S. SemiconductorsSM Index	535,853
$52,838,955					$7,772,763

(1)              Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Technology

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 67.4%
	Commercial Services & Supplies — 0.1%

6,691	Pitney Bowes, Inc.	$155,030

	Communications Equipment — 6.6%

4,386	ARRIS Group, Inc.*	128,861
3,642	Aruba Networks, Inc.*	90,358
14,382	Brocade Communications Systems, Inc.	178,193
3,548	Ciena Corp.*	74,224
170,237	Cisco Systems, Inc.	5,023,694
2,749	CommScope Holding Co., Inc.*	86,593
1,431	EchoStar Corp., Class A*	77,775
2,456	F5 Networks, Inc.*	290,090
3,314	Finisar Corp.*	69,627
3,482	Harris Corp.	270,482
1,237	InterDigital, Inc.	65,400
7,719	JDS Uniphase Corp.*	106,291
12,817	Juniper Networks, Inc.	306,454
6,348	Motorola Solutions, Inc.	431,283
2,226	Palo Alto Networks, Inc.*	316,582
1,429	Plantronics, Inc.	72,079
4,544	Polycom, Inc.*	62,798
55,350	QUALCOMM, Inc.	4,013,429
5,164	Riverbed Technology, Inc.*	108,134
1,435	ViaSat, Inc.*	93,763
		11,866,110
	Electronic Equipment, Instruments & Components — 0.8%

3,956	CDW Corp.	148,864
42,674	Corning, Inc.	1,041,246
5,191	Ingram Micro, Inc., Class A*	128,270
1,274	Tech Data Corp.*	75,803
		1,394,183
	Health Care Technology — 0.6%

5,641	Allscripts Healthcare Solutions, Inc.*	67,720
1,268	athenahealth, Inc.*	161,125
10,117	Cerner Corp.*	729,031
1,806	Medidata Solutions, Inc.*	86,887
		1,044,763
	Household Durables — 0.1%

4,011	Garmin Ltd.	199,066

	Internet Software & Services — 12.3%

5,926	Akamai Technologies, Inc.*	411,916
2,593	AOL, Inc.*	105,120
37,637	eBay, Inc.*	2,179,559
1,824	Equinix, Inc.(REIT)	408,895
69,608	Facebook, Inc., Class A*	5,496,944
9,489	Google, Inc., Class A*	5,338,796
9,481	Google, Inc., Class C*	5,294,190
2,567	IAC/InterActiveCorp	173,067
1,512	j2 Global, Inc.	101,682
6,096	Pandora Media, Inc.*	90,221
3,967	Rackspace Hosting, Inc.*	197,041
17,110	Twitter, Inc.*	822,649
3,628	VeriSign, Inc.*	232,265
29,331	Yahoo!, Inc.*	1,298,777
1,419	Zillow Group, Inc., Class A*	162,830
		22,313,952
	IT Services — 4.4%

5,278	Amdocs Ltd.	277,095
792	CACI International, Inc., Class A*	69,134
20,272	Cognizant Technology Solutions Corp., Class A*	1,266,696
4,677	Computer Sciences Corp.	331,693
976	DST Systems, Inc.	103,739
2,931	Gartner, Inc.*	243,595
30,641	International Business Machines Corp.	4,962,004
2,071	Leidos Holdings, Inc.	93,236
1,346	Science Applications International Corp.	73,599
5,094	Teradata Corp.*	226,785
4,975	Vantiv, Inc., Class A*	184,025
3,764	VeriFone Systems, Inc.*	132,455
		7,964,056
	Semiconductors & Semiconductor Equipment — 9.8%

20,908	Advanced Micro Devices, Inc.*	65,024
10,148	Altera Corp.	375,578
10,360	Analog Devices, Inc.	606,474
40,562	Applied Materials, Inc.	1,016,078
13,894	Atmel Corp.*	115,876
8,419	Avago Technologies Ltd.	1,074,433
17,935	Broadcom Corp., Class A	811,200
1,795	Cavium, Inc.*	122,940
3,716	Cree, Inc.*	145,890
4,938	Cypress Semiconductor Corp.*	72,836
3,954	Fairchild Semiconductor International, Inc.*	68,958
4,949	Integrated Device Technology, Inc.*	102,147
160,962	Intel Corp.	5,351,987
5,476	KLA-Tencor Corp.	355,694
5,292	Lam Research Corp.	436,378
7,941	Linear Technology Corp.	382,637
14,214	Marvell Technology Group Ltd.	229,130
9,419	Maxim Integrated Products, Inc.	323,967
6,690	Microchip Technology, Inc.	342,996
35,736	Micron Technology, Inc.*	1,096,023
3,164	Microsemi Corp.*	102,007
17,190	NVIDIA Corp.	379,211
14,511	ON Semiconductor Corp.*	185,015
4,857	Qorvo, Inc.*	337,076
2,222	Semtech Corp.*	64,282
1,312	Silicon Laboratories, Inc.*	66,440
6,347	Skyworks Solutions, Inc.	556,949
8,389	SunEdison, Inc.*	185,732
1,228	Synaptics, Inc.*	105,547
7,207	Teradyne, Inc.	139,239
35,165	Texas Instruments, Inc.	2,067,702
8,804	Xilinx, Inc.	373,025
		17,658,471
	Software — 14.9%

3,826	ACI Worldwide, Inc.*	75,946
15,773	Adobe Systems, Inc.*	1,247,644
3,060	ANSYS, Inc.*	263,068
3,012	Aspen Technology, Inc.*	116,278
7,574	Autodesk, Inc.*	486,554
10,664	CA, Inc.	346,793
9,745	Cadence Design Systems, Inc.*	178,870
5,348	CDK Global, Inc.	250,447
5,359	Citrix Systems, Inc.*	341,234
1,432	CommVault Systems, Inc.*	69,123

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,069	Fair Isaac Corp.	$90,993
4,610	Fortinet, Inc.*	154,942
2,314	Guidewire Software, Inc.*	128,797
3,618	Informatica Corp.*	155,375
9,505	Intuit, Inc.	927,973
2,485	Manhattan Associates, Inc.*	123,877
3,257	Mentor Graphics Corp.	76,409
274,413	Microsoft Corp.	12,033,010
1,175	NetSuite, Inc.*	113,294
8,448	Nuance Communications, Inc.*	120,806
107,692	Oracle Corp.	4,719,064
3,862	PTC, Inc.*	133,838
3,007	Qlik Technologies, Inc.*	97,547
6,253	Red Hat, Inc.*	432,207
3,154	Rovi Corp.*	78,472
19,536	salesforce.com, inc.*	1,355,408
4,394	ServiceNow, Inc.*	335,087
2,191	SolarWinds, Inc.*	111,149
2,271	Solera Holdings, Inc.	126,586
3,992	Splunk, Inc.*	268,462
2,252	SS&C Technologies Holdings, Inc.	136,651
22,976	Symantec Corp.	578,076
5,188	Synopsys, Inc.*	240,775
1,327	Tableau Software, Inc., Class A*	124,751
1,100	Tyler Technologies, Inc.*	131,307
945	Ultimate Software Group, Inc. (The)*	155,590
2,016	Verint Systems, Inc.*	122,724
2,870	VMware, Inc., Class A*	244,151
3,158	Workday, Inc., Class A*	270,009
		26,963,287
	Technology Hardware, Storage & Peripherals — 17.8%

3,480	3D Systems Corp.*	106,036
195,247	Apple, Inc.	25,081,430
2,152	Diebold, Inc.	76,826
1,565	Electronics For Imaging, Inc.*	63,539
67,744	EMC Corp.	1,960,511
62,130	Hewlett-Packard Co.	2,164,609
2,057	Lexmark International, Inc., Class A	87,752
5,606	NCR Corp.*	164,872
10,377	NetApp, Inc.	401,071
7,346	SanDisk Corp.	587,166
10,894	Seagate Technology PLC	665,841
7,267	Western Digital Corp.	777,424
		32,137,077
	Total Common Stocks (Cost $115,484,508)	121,695,995

Principal Amount
	Repurchase Agreements (a)(b) — 4.7%
$8,544,003	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $8,544,025	8,544,003
	Total Repurchase Agreements (Cost $8,544,003)	8,544,003

	Total Investment Securities (Cost $124,028,511) — 72.1%	130,239,998
	Other assets less liabilities — 27.9%	50,293,114
	Net Assets — 100.0%	$180,533,112

*                           Non-income producing security.

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $65,668,184.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,229,368
Aggregate gross unrealized depreciation	(4,032,156)
Net unrealized appreciation	$6,197,212
Federal income tax cost of investments	$124,042,786

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Technology had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$3,455,193	11/06/15	Bank of America, N.A.	0.57%	Dow Jones U.S. TechnologySM Index	$3,576,514
33,260,878	11/06/15	Bank of America, N.A.	0.11%	iShares® U.S. Technology ETF	7,654,141
10,171,248	02/08/16	Citibank, N.A.	0.44%	Dow Jones U.S. TechnologySM Index	6,236,343
3,858,209	04/06/16	Credit Suisse International	0.47%	Dow Jones U.S. TechnologySM Index	1,411,744
35,546,034	01/06/16	Deutsche Bank AG	0.34%	Dow Jones U.S. TechnologySM Index	8,950,777
4,504,840	03/07/16	Goldman Sachs International	0.17%	iShares® U.S. Technology ETF	338,964
87,944,989	02/08/16	Goldman Sachs International	0.64%	Dow Jones U.S. TechnologySM Index	6,731,656
6,799,665	11/06/15	Morgan Stanley & Co. International PLC	0.47%	Dow Jones U.S. TechnologySM Index	2,709,025
24,169,314	01/06/16	Morgan Stanley & Co. International PLC	0.42%	iShares® U.S. Technology ETF	1,305,750
6,706,526	11/06/15	Societe Generale	0.57%	Dow Jones U.S. TechnologySM Index	6,385,090
22,880,932	12/07/15	UBS AG	0.47%	Dow Jones U.S. TechnologySM Index	2,562,026
$239,297,828					$47,862,030

(1)                   Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Telecommunications

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 75.7%
	Communications Equipment — 2.0%

11,489	Ruckus Wireless, Inc.*	$145,451

	Diversified Telecommunication Services — 52.3%

16,544	8x8, Inc.*	122,591
19,607	AT&T, Inc.	677,618
1,901	Atlantic Tele-Network, Inc.	130,846
9,181	CenturyLink, Inc.	347,593
40,423	Cincinnati Bell, Inc.*	135,417
5,840	Consolidated Communications Holdings, Inc.	124,275
38,361	Frontier Communications Corp.	306,121
8,898	General Communication, Inc., Class A*	123,415
49,235	Globalstar, Inc.*	127,026
14,404	inContact, Inc.*	168,671
14,413	Iridium Communications, Inc.*	138,077
6,411	Level 3 Communications, Inc.*	345,296
14,318	Verizon Communications, Inc.	708,025
37,358	Vonage Holdings Corp.*	169,605
25,726	Windstream Holdings, Inc.	202,978
		3,827,554
	Wireless Telecommunication Services — 21.4%

16,861	NTELOS Holdings Corp.	76,212
2,813	SBA Communications Corp., Class A*	350,809
4,364	Shenandoah Telecommunications Co.	126,949
6,639	Spok Holdings, Inc.	123,419
47,303	Sprint Corp.*	242,191
7,726	Telephone & Data Systems, Inc.	196,549
9,889	T-Mobile US, Inc.*	326,634
3,207	United States Cellular Corp.	121,642
		1,564,405
	Total Common Stocks (Cost $5,163,889)	5,537,410

No. of Rights
	Right — 0.2%
6,893	Leap Wireless International, Inc.*^	17,370
		17,370
	Total Right (Cost $—)	17,370

Principal Amount
	Repurchase Agreements (a)(b) — 5.6%
$408,398	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $408,398	408,398
	Total Repurchase Agreements (Cost $408,398)	408,398

	Total Investment Securities (Cost $5,572,287) — 81.5%	5,963,178
	Other assets less liabilities — 18.5%	1,350,270
	Net Assets — 100.0%	$7,313,448

*                           Non-income producing security.

^                            Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 28, 2015, the value of these securities amounted to $17,370 or 0.24% of net assets.

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $2,534,673.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$481,980
Aggregate gross unrealized depreciation	(91,999)
Net unrealized appreciation	$389,981
Federal income tax cost of investments	$5,573,197

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Telecommunications had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$778,094	11/06/15	Bank of America, N.A.	0.32%	Dow Jones U.S. Select TelecommunicationsSM Index	$274,362
1,351,581	11/06/15	Bank of America, N.A.	(0.14)%	iShares® U.S. Telecommunications ETF	70,711
3,560,291	09/07/16	Citibank, N.A.	0.44%	Dow Jones U.S. Select TelecommunicationsSM Index	312,991
191,730	12/07/15	Credit Suisse International	0.47%	Dow Jones U.S. Select TelecommunicationsSM Index	15,718
430,999	11/06/15	Deutsche Bank AG	0.04%	iShares® U.S. Telecommunications ETF	86,813
1,279,978	03/07/16	Deutsche Bank AG	0.34%	Dow Jones U.S. Select TelecommunicationsSM Index	193,032
242,560	11/06/15	Goldman Sachs International	0.64%	Dow Jones U.S. Select TelecommunicationsSM Index	16,126
73,771	11/06/15	Morgan Stanley & Co. International PLC	0.47%	Dow Jones U.S. Select TelecommunicationsSM Index	6,876
217,277	11/07/16	Morgan Stanley & Co. International PLC	0.02%	iShares® U.S. Telecommunications ETF	15,152
451,177	11/06/15	Societe Generale	0.57%	Dow Jones U.S. Select TelecommunicationsSM Index	38,124
527,992	02/08/16	UBS AG	0.37%	Dow Jones U.S. Select TelecommunicationsSM Index	322,798
$9,105,450					$1,352,703

(1)                   Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Utilities

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 85.0%
	Electric Utilities — 44.8%

2,075	ALLETE, Inc.	$113,793
24,015	American Electric Power Co., Inc.	1,382,784
2,964	Cleco Corp.	161,331
34,719	Duke Energy Corp.	2,727,177
15,993	Edison International	1,027,550
1,981	El Paso Electric Co.	74,921
8,859	Entergy Corp.	704,379
15,550	Eversource Energy	804,712
42,188	Exelon Corp.	1,431,017
20,656	FirstEnergy Corp.	722,547
7,553	Great Plains Energy, Inc.	200,985
5,035	Hawaiian Electric Industries, Inc.	166,407
2,468	IDACORP, Inc.	154,546
7,644	ITC Holdings Corp.	296,052
21,425	NextEra Energy, Inc.	2,216,631
12,365	Pepco Holdings, Inc.	335,586
5,422	Pinnacle West Capital Corp.	347,442
3,910	PNM Resources, Inc.	111,631
3,839	Portland General Electric Co.	143,156
32,647	PPL Corp.	1,113,263
44,169	Southern Co. (The)	2,022,499
2,775	UIL Holdings Corp.	140,276
6,418	Westar Energy, Inc.	249,339
24,823	Xcel Energy, Inc.	875,755
		17,523,779
	Gas Utilities — 5.2%

5,869	AGL Resources, Inc.	288,227
4,928	Atmos Energy Corp.	261,381
4,133	National Fuel Gas Co.	266,207
2,073	New Jersey Resources Corp.	129,728
2,555	ONE Gas, Inc.	106,314
3,845	Piedmont Natural Gas Co., Inc.	143,418
8,603	Questar Corp.	201,138
1,651	South Jersey Industries, Inc.	93,579
2,284	Southwest Gas Corp.	130,782
8,464	UGI Corp.	287,691
2,440	WGL Holdings, Inc.	130,174
		2,038,639
	Independent Power and Renewable Electricity Producers — 3.4%

32,201	AES Corp. (The)	417,647
17,593	Calpine Corp.*	372,972
5,069	Dynegy, Inc.*	141,273
16,597	NRG Energy, Inc.	397,996
		1,329,888
	Multi-Utilities — 29.8%

5,445	Alliant Energy Corp.	346,302
11,910	Ameren Corp.	505,103
2,810	Avista Corp.	95,821
2,192	Black Hills Corp.	111,419
21,098	CenterPoint Energy, Inc.	438,627
13,502	CMS Energy Corp.	474,325
14,377	Consolidated Edison, Inc.	907,764
28,663	Dominion Resources, Inc.	2,066,316
8,688	DTE Energy Co.	712,677
3,926	Integrys Energy Group, Inc.	293,390
15,497	NiSource, Inc.	664,976
2,254	NorthWestern Corp.	122,144
23,320	PG&E Corp.	1,252,984
24,840	Public Service Enterprise Group, Inc.	1,044,770
6,997	SCANA Corp.	398,479
11,346	Sempra Energy	1,227,637

11,520	TECO Energy, Inc.	226,138
4,052	Vectren Corp.	180,922
11,070	Wisconsin Energy Corp.	564,349
		11,634,143
	Water Utilities — 1.8%

8,801	American Water Works Co., Inc.	475,958
8,671	Aqua America, Inc.	229,261
		705,219
	Total Common Stocks (Cost $34,325,965)	33,231,668

Principal Amount
	Repurchase Agreements (a)(b) — 6.6%
$2,598,452	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $2,598,458	2,598,452
	Total Repurchase Agreements (Cost $2,598,452)	2,598,452

	Total Investment Securities (Cost $36,924,417) — 91.6%	35,830,120
	Other assets less liabilities — 8.4%	3,292,381
	Net Assets — 100.0%	$39,122,501

*                           Non-income producing security.

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $8,423,142.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$226,423
Aggregate gross unrealized depreciation	(1,322,394)
Net unrealized depreciation	$(1,095,971)
Federal income tax cost of investments	$36,926,091

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Utilities had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$3,208,113	11/06/15	Bank of America, N.A.	0.47%	Dow Jones U.S. UtilitiesSM Index	$653,786
7,119,324	11/06/15	Bank of America, N.A.	0.01%	iShares® U.S. Utilities ETF	355,578
3,800,897	04/06/16	Credit Suisse International	0.47%	Dow Jones U.S. UtilitiesSM Index	801,773
8,962,671	11/06/15	Deutsche Bank AG	0.24%	Dow Jones U.S. UtilitiesSM Index	912,582
521,344	11/06/15	Morgan Stanley & Co. International PLC	0.47%	Dow Jones U.S. UtilitiesSM Index	250,746
670,376	11/07/16	Morgan Stanley & Co. International PLC	0.02%	iShares® U.S. Utilities ETF	(2,798)
3,597,672	11/06/15	Societe Generale	0.57%	Dow Jones U.S. UtilitiesSM Index	511,043
17,085,531	11/07/16	UBS AG	0.47%	Dow Jones U.S. UtilitiesSM Index	(426,857)
$44,965,928					$3,055,853

(1)                   Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Financials

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Shares		Value
	Common Stocks (a) — 67.4%
	Banks — 20.3%

327	Associated Banc-Corp	$6,095
184	BancorpSouth, Inc.	4,120
22,646	Bank of America Corp.	358,033
94	Bank of Hawaii Corp.	5,664
219	BankUnited, Inc.	7,098
1,551	BB&T Corp.	59,016
46	BOK Financial Corp.	2,714
160	Cathay General Bancorp	4,133
394	CIT Group, Inc.	18,223
6,524	Citigroup, Inc.	341,988
103	City National Corp./CA	9,308
387	Comerica, Inc.	17,717
178	Commerce Bancshares, Inc./MO	7,391
118	Cullen/Frost Bankers, Inc.	8,000
309	East West Bancorp, Inc.	12,345
1,774	Fifth Third Bancorp	34,345
138	First Financial Bankshares, Inc.	3,625
507	First Horizon National Corp.	7,245
762	First Niagara Financial Group, Inc.	6,751
262	First Republic Bank/CA	14,934
356	FirstMerit Corp.	6,461
374	FNB Corp./PA	4,798
399	Fulton Financial Corp.	4,828
162	Glacier Bancorp, Inc.	3,935
176	Hancock Holding Co.	5,152
1,754	Huntington Bancshares, Inc./OH	19,189
72	Iberiabank Corp.	4,545
125	International Bancshares Corp.	3,095
734	Investors Bancorp, Inc.	8,426
8,050	JPMorgan Chase & Co.	493,304
1,866	KeyCorp	25,993
284	M&T Bank Corp.	34,364
138	MB Financial, Inc.	4,304
208	PacWest Bancorp	9,534
1,133	PNC Financial Services Group, Inc. (The)	104,191
223	Popular, Inc.*	7,696
151	PrivateBancorp, Inc.	5,244
129	Prosperity Bancshares, Inc.	6,673
2,964	Regions Financial Corp.	28,484
108	Signature Bank/NY*	13,322
1,123	SunTrust Banks, Inc.	46,043
390	Susquehanna Bancshares, Inc.	5,230
109	SVB Financial Group*	13,396
294	Synovus Financial Corp.	8,229
360	TCF Financial Corp.	5,648
98	Texas Capital Bancshares, Inc.*	4,550
145	Trustmark Corp.	3,342
3,853	U.S. Bancorp/MN	171,882
81	UMB Financial Corp.	4,175
468	Umpqua Holdings Corp.	7,741
137	United Bankshares, Inc./WV	5,131
474	Valley National Bancorp	4,550
194	Webster Financial Corp.	6,699
10,165	Wells Fargo & Co.	556,940
101	Wintrust Financial Corp.	4,756
437	Zions Bancorp.	11,683
		2,582,278
	Capital Markets — 7.8%

120	Affiliated Managers Group, Inc.*	25,970
397	Ameriprise Financial, Inc.	53,051
2,424	Bank of New York Mellon Corp. (The)	94,875
274	BlackRock, Inc.	101,769
2,474	Charles Schwab Corp. (The)	72,587
622	E*TRADE Financial Corp.*	16,194
255	Eaton Vance Corp.	10,735
205	Federated Investors, Inc., Class B	6,751
112	Financial Engines, Inc.	4,514
844	Franklin Resources, Inc.	45,433
872	Goldman Sachs Group, Inc. (The)	165,497
928	Invesco Ltd.	37,371
316	Janus Capital Group, Inc.	5,208
216	Legg Mason, Inc.	12,370
164	LPL Financial Holdings, Inc.	7,357
3,288	Morgan Stanley	117,678
477	Northern Trust Corp.	33,309
406	NorthStar Asset Management Group, Inc.	9,854
271	Raymond James Financial, Inc.	15,482
281	SEI Investments Co.	12,094
899	State Street Corp.	66,931
142	Stifel Financial Corp.*	7,777
559	T. Rowe Price Group, Inc.	46,173
586	TD Ameritrade Holding Corp.	21,254
180	Waddell & Reed Financial, Inc., Class A	8,903
		999,137
	Consumer Finance — 2.9%

940	Ally Financial, Inc.*	19,533
1,916	American Express Co.	156,326
1,197	Capital One Financial Corp.	94,216
977	Discover Financial Services	59,577
883	Navient Corp.	18,896
108	PRA Group, Inc.*	5,410
218	Santander Consumer USA Holdings, Inc.	4,912
911	SLM Corp.	8,627
269	Synchrony Financial*	8,595
		376,092
	Diversified Financial Services — 6.8%

3,927	Berkshire Hathaway, Inc., Class B*	578,879
182	CBOE Holdings, Inc.	10,925
682	CME Group, Inc.	65,424
200	FNFV Group*	2,978
243	Intercontinental Exchange, Inc.	57,193
80	MarketAxess Holdings, Inc.	6,367
585	McGraw Hill Financial, Inc.	60,314
395	Moody’s Corp.	38,291
241	MSCI, Inc.	13,523
253	NASDAQ OMX Group, Inc. (The)	12,691
417	Voya Financial, Inc.	18,427
		865,012
	Insurance — 11.1%

714	ACE Ltd.	81,403
970	Aflac, Inc.	60,382
35	Alleghany Corp.*	16,539
208	Allied World Assurance Co. Holdings AG	8,414
903	Allstate Corp. (The)	63,752
159	American Financial Group, Inc./OH	10,017
3,015	American International Group, Inc.	166,820
614	Aon PLC	61,621
278	Arch Capital Group Ltd.*	16,446
347	Arthur J. Gallagher & Co.	16,306
134	Aspen Insurance Holdings Ltd.	6,144
151	Assurant, Inc.	9,252
349	Assured Guaranty Ltd.	9,255
220	Axis Capital Holdings Ltd.	11,403
254	Brown & Brown, Inc.	8,164

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
508	Chubb Corp. (The)	$51,029
317	Cincinnati Financial Corp.	16,725
442	CNO Financial Group, Inc.	7,187
96	Endurance Specialty Holdings Ltd.	6,103
53	Erie Indemnity Co., Class A	4,606
97	Everest Re Group Ltd.	17,211
231	First American Financial Corp.	8,092
598	FNF Group	21,959
1,069	Genworth Financial, Inc., Class A*	8,285
95	Hanover Insurance Group, Inc. (The)	6,673
929	Hartford Financial Services Group, Inc. (The)	38,052
208	HCC Insurance Holdings, Inc.	11,623
108	Kemper Corp.	3,974
559	Lincoln National Corp.	32,221
645	Loews Corp.	26,451
30	Markel Corp.*	22,363
1,165	Marsh & McLennan Cos., Inc.	66,277
78	Mercury General Corp.	4,253
2,446	MetLife, Inc.	124,330
522	Old Republic International Corp.	7,913
105	PartnerRe Ltd.	12,022
53	Platinum Underwriters Holdings Ltd.	4,047
114	Primerica, Inc.	6,012
588	Principal Financial Group, Inc.	30,088
123	ProAssurance Corp.	5,534
1,152	Progressive Corp. (The)	30,701
986	Prudential Financial, Inc.	79,718
148	Reinsurance Group of America, Inc.	13,218
83	RenaissanceRe Holdings Ltd.	8,510
80	RLI Corp.	3,871
91	StanCorp Financial Group, Inc.	6,021
205	Symetra Financial Corp.	4,629
277	Torchmark Corp.	14,750
714	Travelers Cos., Inc. (The)	76,712
543	Unum Group	18,223
196	Validus Holdings Ltd.	8,161
219	W. R. Berkley Corp.	10,930
13	White Mountains Insurance Group Ltd.	8,673
381	Willis Group Holdings PLC	18,181
556	XL Group PLC	20,127
		1,411,373
	IT Services — 3.9%

2,110	MasterCard, Inc., Class A	190,174
1,052	Visa, Inc., Class A	285,418
1,125	Western Union Co. (The)	21,960
		497,552
	Real Estate Investment Trusts — 13.5%

155	Alexandria Real Estate Equities, Inc.	14,866
226	American Campus Communities, Inc.	9,327
760	American Capital Agency Corp.	16,291
305	American Homes 4 Rent, Class A	5,090
1,955	American Realty Capital Properties, Inc.	19,179
854	American Tower Corp.	84,666
2,041	Annaly Capital Management, Inc.	21,675
332	Apartment Investment & Management Co., Class A	12,510
769	ARMOUR Residential REIT, Inc.	2,445
284	AvalonBay Communities, Inc.	47,809
425	BioMed Realty Trust, Inc.	9,452
330	Boston Properties, Inc.	45,345
385	Brandywine Realty Trust	6,102
186	Camden Property Trust	13,539
367	CBL & Associates Properties, Inc.	7,347
2,213	Chimera Investment Corp.	7,104
236	Colony Financial, Inc.	5,950
269	Columbia Property Trust, Inc.	6,964
199	Corporate Office Properties Trust	5,851
251	Corrections Corp. of America	10,012
443	Cousins Properties, Inc.	4,753
719	Crown Castle International Corp.	62,057
351	CubeSmart	8,143
349	CYS Investments, Inc.	3,172
189	DCT Industrial Trust, Inc.	6,819
644	DDR Corp.	12,197
421	DiamondRock Hospitality Co.	6,096
292	Digital Realty Trust, Inc.	19,383
293	Douglas Emmett, Inc.	8,459
736	Duke Realty Corp.	15,721
142	DuPont Fabros Technology, Inc.	4,446
69	EastGroup Properties, Inc.	4,347
123	EPR Properties	7,504
278	Equity Commonwealth*	7,353
172	Equity LifeStyle Properties, Inc.	9,266
780	Equity Residential	60,083
138	Essex Property Trust, Inc.	30,695
238	Extra Space Storage, Inc.	15,656
147	Federal Realty Investment Trust	20,878
194	Gaming and Leisure Properties, Inc.	6,567
1,351	General Growth Properties, Inc.	39,193
160	Geo Group, Inc. (The)	6,904
208	Hatteras Financial Corp.	3,817
989	HCP, Inc.	41,894
706	Health Care REIT, Inc.	54,440
211	Healthcare Realty Trust, Inc.	6,022
257	Healthcare Trust of America, Inc., Class A	7,132
197	Highwoods Properties, Inc.	8,985
124	Home Properties, Inc.	8,279
323	Hospitality Properties Trust	9,952
1,631	Host Hotels & Resorts, Inc.	34,251
265	Invesco Mortgage Capital, Inc.	4,232
402	Iron Mountain, Inc.	14,773
181	Kilroy Realty Corp.	13,389
886	Kimco Realty Corp.	23,284
180	Kite Realty Group Trust	5,098
173	Lamar Advertising Co., Class A	10,051
240	LaSalle Hotel Properties	9,341
450	Lexington Realty Trust	4,873
320	Liberty Property Trust	11,910
303	Macerich Co. (The)	25,346
180	Mack-Cali Realty Corp.	3,386
436	Medical Properties Trust, Inc.	6,601
795	MFA Financial, Inc.	6,328
162	Mid-America Apartment Communities, Inc.	11,740
284	National Retail Properties, Inc.	11,428
513	NorthStar Realty Finance Corp.	9,860
295	Omega Healthcare Investors, Inc.	11,818
290	Outfront Media, Inc.	8,685
154	Pebblebrook Hotel Trust	7,481
332	Piedmont Office Realty Trust, Inc., Class A	6,086
379	Plum Creek Timber Co., Inc.	16,464
117	Post Properties, Inc.	6,654
87	Potlatch Corp.	3,474
1,077	Prologis, Inc.	45,999
312	Public Storage	61,533
273	Rayonier, Inc.	7,483
480	Realty Income Corp.	24,029
179	Redwood Trust, Inc.	3,422
201	Regency Centers Corp.	13,192

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
509	Retail Properties of America, Inc., Class A	$8,057
284	RLJ Lodging Trust	9,034
110	Ryman Hospitality Properties, Inc.	6,611
497	Senior Housing Properties Trust	11,108
669	Simon Property Group, Inc.	127,351
208	SL Green Realty Corp.	26,401
73	Sovran Self Storage, Inc.	6,717
858	Spirit Realty Capital, Inc.	10,511
479	Starwood Property Trust, Inc.	11,688
576	Strategic Hotels & Resorts, Inc.*	7,557
108	Sun Communities, Inc.	7,300
442	Sunstone Hotel Investors, Inc.	7,713
207	Tanger Factory Outlet Centers, Inc.	7,338
136	Taubman Centers, Inc.	9,838
788	Two Harbors Investment Corp.	8,227
550	UDR, Inc.	17,567
188	Urban Edge Properties*	4,501
689	Ventas, Inc.	51,310
376	Vornado Realty Trust	41,375
144	Washington Real Estate Investment Trust	4,081
242	Weingarten Realty Investors	8,765
1,129	Weyerhaeuser Co.	39,639
208	WP Carey, Inc.	14,265
397	WP GLIMCHER, Inc.	6,880
		1,727,782
	Real Estate Management & Development — 0.6%

98	Alexander & Baldwin, Inc.	3,962
32	Altisource Portfolio Solutions S.A.*	644
602	CBRE Group, Inc., Class A*	20,625
362	Forest City Enterprises, Inc., Class A*	9,141
78	Howard Hughes Corp. (The)*	11,684
97	Jones Lang LaSalle, Inc.	15,641
315	Realogy Holdings Corp.*	14,490
199	St. Joe Co. (The)*	3,381
		79,568
	Thrifts & Mortgage Finance — 0.5%

279	Capitol Federal Financial, Inc.	3,463
1,036	Hudson City Bancorp, Inc.	10,111
729	MGIC Investment Corp.*	6,656
953	New York Community Bancorp, Inc.	15,829
233	Ocwen Financial Corp.*	1,897
663	People’s United Financial, Inc.	10,031
411	Radian Group, Inc.	6,498
211	Washington Federal, Inc.	4,456
		58,941
	Total Common Stocks (Cost $8,307,119)	8,597,735

Principal Amount
	Repurchase Agreements (a)(b) — 7.0%
$886,362	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $886,363	886,362
	Total Repurchase Agreements (Cost $886,362)	886,362

	Total Investment Securities (Cost $9,193,481) — 74.4%	9,484,097
	Other assets less liabilities — 25.6%	3,256,104
	Net Assets — 100.0%	$12,740,201

*                           Non-income producing security.

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $1,103,248.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$460,156
Aggregate gross unrealized depreciation	(172,295)
Net unrealized appreciation	$287,861
Federal income tax cost of investments	$9,196,236

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Financials had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$102,521	11/06/15	Bank of America, N.A.	0.11%	iShares® U.S. Financials ETF	$14,516
628,020	01/06/16	Bank of America, N.A.	0.57%	Dow Jones U.S. FinancialsSM Index	662,784
206,874	11/07/16	Deutsche Bank AG	(0.07)%	iShares® U.S. Financials ETF	3,801
324,991	03/07/16	Deutsche Bank AG	0.29%	Dow Jones U.S. FinancialsSM Index	33,285
3,632,839	04/08/16	Goldman Sachs International	0.64%	Dow Jones U.S. FinancialsSM Index	73,037
408,333	11/07/16	Morgan Stanley & Co. International PLC	0.42%	iShares® U.S. Financials ETF	6,368
22,318,998	09/07/16	Morgan Stanley & Co. International PLC	0.67%	Dow Jones U.S. FinancialsSM Index	1,101,812
1,006,634	01/06/16	Societe Generale	0.67%	Dow Jones U.S. FinancialsSM Index	694,620
993,599	04/08/16	UBS AG	0.42%	Dow Jones U.S. FinancialsSM Index	685,342
$29,622,809					$3,275,565

(1)                   Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI EAFE

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 60.9%
	U.S. Treasury Bills
$1,105,000	0.00%, due 04/16/15	$1,104,944
5,000,000	0.00%, due 05/28/15	4,999,850
500,000	0.00%, due 11/12/15	499,637
	Total U.S. Government & Agency Securities (Cost $6,603,697)	6,604,431
	Repurchase Agreements (a)(b) — 28.8%
3,125,524	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $3,125,532	3,125,524
	Total Repurchase Agreements (Cost $3,125,524)	3,125,524
	Total Investment Securities (Cost $9,729,221) — 89.7%	9,729,955
	Other assets less liabilities — 10.3%	1,116,658
	Net Assets — 100.0%	$10,846,613

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $3,104,676.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$734
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$734
Federal income tax cost of investments	$9,729,221

Swap Agreements(2)

Ultra MSCI EAFE had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$1,012,575	11/07/16	Bank of America, N.A.	0.32%	iShares® MSCI EAFE ETF	$102,115
2,287,670	11/06/15	Citibank, N.A.	0.54%	iShares® MSCI EAFE ETF	89,030
2,878,713	01/06/16	Credit Suisse International	(0.13)%	iShares® MSCI EAFE ETF	(1,543,369)
6,407,461	02/08/16	Deutsche Bank AG	0.34%	iShares® MSCI EAFE ETF	(743,750)
3,037,333	11/06/15	Goldman Sachs International	0.69%	iShares® MSCI EAFE ETF	(1,030,414)
3,616,193	11/06/15	Morgan Stanley & Co. International PLC	0.32%	iShares® MSCI EAFE ETF	(1,904,973)
1,373,900	11/06/15	Societe Generale	0.57%	iShares® MSCI EAFE ETF	927,785
1,068,312	11/06/15	UBS AG	0.37%	iShares® MSCI EAFE ETF	(418,291)
$21,682,157					$(4,521,867)

(1)         Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Emerging Markets

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 61.8%
	U.S. Treasury Bills
$10,000,000	0.00%, due 05/21/15	$9,999,780
5,000,000	0.00%, due 07/16/15	4,999,245
5,000,000	0.00%, due 10/15/15	4,997,320
	Total U.S. Government & Agency Securities (Cost $19,995,137)	19,996,345
	Repurchase Agreements (a)(b) — 27.6%
8,947,304	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $8,947,327	8,947,304
	Total Repurchase Agreements (Cost $8,947,304)	8,947,304
	Total Investment Securities (Cost $28,942,441) — 89.4%	28,943,649
	Other assets less liabilities — 10.6%	3,432,485
	Net Assets — 100.0%	$32,376,134

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $7,839,281.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,487
Aggregate gross unrealized depreciation	(279)
Net unrealized appreciation	$1,208
Federal income tax cost of investments	$28,942,441

Swap Agreements(2)

Ultra MSCI Emerging Markets had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$5,816,653	11/07/16	Bank of America, N.A.	0.37%	iShares® MSCI Emerging Markets ETF	$392,998
969,616	11/06/15	Citibank, N.A.	0.54%	iShares® MSCI Emerging Markets ETF	(14,958)
10,626,446	11/06/15	Credit Suisse International	(0.08)%	iShares® MSCI Emerging Markets ETF	(1,450,046)
10,772,767	11/06/15	Deutsche Bank AG	(0.42)%	iShares® MSCI Emerging Markets ETF	2,284,374
12,971,906	11/07/16	Goldman Sachs International	0.19%	iShares® MSCI Emerging Markets ETF	325,280
2,174,169	11/07/16	Morgan Stanley & Co. International PLC	(0.08)%	iShares® MSCI Emerging Markets ETF	23,110
16,159,859	11/07/16	Societe Generale	0.57%	iShares® MSCI Emerging Markets ETF	63,343
5,501,536	11/07/16	UBS AG	0.27%	iShares® MSCI Emerging Markets ETF	(357,084)
$64,992,952					$1,267,017

(1)         Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra FTSE Europe

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 20.5%
	U.S. Treasury Bill
$5,000,000	0.00%, due 05/21/15	$4,999,890
	Total U.S. Government & Agency Security (Cost $4,999,269)	4,999,890
	Repurchase Agreements (a)(b) — 46.5%
11,293,942	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $11,293,971	11,293,942
	Total Repurchase Agreements (Cost $11,293,942)	11,293,942
	Total Investment Securities (Cost $16,293,211) — 67.0%	16,293,832
	Other assets less liabilities — 33.0%	8,009,750
	Net Assets — 100.0%	$24,303,582

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $2,669,881.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$621
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$621
Federal income tax cost of investments	$16,293,211

Swap Agreements(2)

Ultra FTSE Europe had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$5,033,292	11/07/16	Bank of America, N.A.	0.22%	Vanguard® FTSE Europe ETF Shares	$251,617
1,118,425	11/06/15	Citibank, N.A.	0.34%	Vanguard® FTSE Europe ETF Shares	64,535
4,104,579	11/06/15	Credit Suisse International	(0.33)%	Vanguard® FTSE Europe ETF Shares	453,292
12,912,900	11/06/15	Deutsche Bank AG	(0.87)%	Vanguard® FTSE Europe ETF Shares	449,469
17,139,477	11/06/15	Goldman Sachs International	(0.07)%	Vanguard® FTSE Europe ETF Shares	981,942
1,255,851	11/07/16	Morgan Stanley & Co. International PLC	(0.33)%	Vanguard® FTSE Europe ETF Shares	118,992
1,150,077	02/08/16	Societe Generale	0.17%	Vanguard® FTSE Europe ETF Shares	764,338
5,822,080	11/06/15	UBS AG	(0.33)%	Vanguard® FTSE Europe ETF Shares	634,875
$48,536,681					$3,719,060

(1)         Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Pacific ex-Japan

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 24.9%
	U.S. Treasury Bill
$500,000	0.00%, due 04/30/15	$499,987
	Total U.S. Government & Agency Security (Cost $499,978)	499,987
	Repurchase Agreements (a)(b) — 40.5%
814,759	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $814,760	814,759
	Total Repurchase Agreements (Cost $814,759)	814,759
	Total Investment Securities (Cost $1,314,737) — 65.4%	1,314,746
	Other assets less liabilities — 34.6%	695,463
	Net Assets — 100.0%	$2,010,209

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $441,989.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$9
Federal income tax cost of investments	$1,314,737

Swap Agreements(2)

Ultra MSCI Pacific ex-Japan had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$184,855	11/06/15	Bank of America, N.A.	0.42%	iShares® MSCI Pacific ex Japan ETF	$6,612
375,826	11/06/15	Credit Suisse International	0.27%	iShares® MSCI Pacific ex Japan ETF	109,216
348,145	11/06/15	Deutsche Bank AG	0.24%	iShares® MSCI Pacific ex Japan ETF	14,940
194,085	11/06/15	Goldman Sachs International	0.24%	iShares® MSCI Pacific ex Japan ETF	55,169
2,715,503	12/07/15	Morgan Stanley & Co. International PLC	0.37%	iShares® MSCI Pacific ex Japan ETF	159,888
89,574	12/07/15	Societe Generale	0.57%	iShares® MSCI Pacific ex Japan ETF	(49,782)
95,909	11/07/16	UBS AG	0.27%	iShares® MSCI Pacific ex Japan ETF	(27,691)
$4,003,897					$268,352

(1)         Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Brazil Capped

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 38.4%
	U.S. Treasury Bills
$2,000,000	0.00%, due 04/30/15	$1,999,950
1,000,000	0.00%, due 05/21/15	999,978
1,060,000	0.00%, due 09/17/15	1,059,560
1,000,000	0.00%, due 11/12/15	999,274
	Total U.S. Government & Agency Securities (Cost $5,058,474)	5,058,762
	Repurchase Agreements (a)(b) — 53.4%
7,022,490	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $7,022,508	7,022,490
	Total Repurchase Agreements (Cost $7,022,490)	7,022,490
	Total Investment Securities (Cost $12,080,964) — 91.8%	12,081,252
	Other assets less liabilities — 8.2%	1,079,451
	Net Assets — 100.0%	$13,160,703

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $4,665,813.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$288
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$288
Federal income tax cost of investments	$12,080,964

Swap Agreements(2)

Ultra MSCI Brazil Capped had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Depreciation
$1,683,008	11/06/15	Bank of America, N.A.	0.27%	iShares® MSCI Brazil Capped ETF	$(276,299)
12,610,197	11/06/15	Credit Suisse International	0.17%	iShares® MSCI Brazil Capped ETF	(3,610,287)
5,209,637	11/06/15	Deutsche Bank AG	0.24%	iShares® MSCI Brazil Capped ETF	(179,287)
1,624,993	11/06/15	Morgan Stanley & Co. International PLC	0.37%	iShares® MSCI Brazil Capped ETF	(253,671)
643,794	11/06/15	Societe Generale	0.17%	iShares® MSCI Brazil Capped ETF	(294,002)
4,528,617	11/07/16	UBS AG	0.17%	iShares® MSCI Brazil Capped ETF	(138,975)
$26,300,246					$(4,752,521)

(1)         Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra FTSE China 50

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 35.5%
	U.S. Treasury Bills
$5,000,000	0.00%, due 07/16/15	$4,999,245
10,000,000	0.00%, due 10/15/15	9,994,640
8,000,000	0.00%, due 11/12/15	7,994,192
	Total U.S. Government & Agency Securities (Cost $22,986,908)	22,988,077
	Repurchase Agreements (a)(b) — 41.8%
27,004,459	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $27,004,529	27,004,459
	Total Repurchase Agreements (Cost $27,004,459)	27,004,459
	Total Investment Securities (Cost $49,991,367) — 77.3%	49,992,536
	Other assets less liabilities — 22.7%	14,653,626
	Net Assets — 100.0%	$64,646,162

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $14,854,185.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,448
Aggregate gross unrealized depreciation	(279)
Net unrealized appreciation	$1,169
Federal income tax cost of investments	$49,991,367

Swap Agreements(2)

Ultra FTSE China 50 had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$40,295,436	11/06/15	Credit Suisse International	(1.83)%	iShares® China Large-Cap ETF	$4,292,522
10,456,285	11/06/15	Deutsche Bank AG	(1.47)%	iShares® China Large-Cap ETF	3,841,487
12,460,364	11/06/15	Goldman Sachs International	0.19%	iShares® China Large-Cap ETF	357,744
3,127,305	11/06/15	Morgan Stanley & Co. International PLC	(0.03)%	iShares® China Large-Cap ETF	69,464
37,852,216	11/07/16	Societe Generale	0.17%	iShares® China Large-Cap ETF	4,222,474
24,986,631	11/06/15	UBS AG	(0.83)%	iShares® China Large-Cap ETF	1,962,657
$129,178,237					$14,746,348

(1)         Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Japan

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 45.3%
	U.S. Treasury Bills
$5,500,000	0.00%, due 06/25/15	$5,499,604
5,000,000	0.00%, due 10/15/15	4,997,320
	Total U.S. Government & Agency Securities (Cost $10,496,669)	10,496,924

	Repurchase Agreements (a)(b) — 15.9%
3,666,965	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $3,666,975	3,666,965
	Total Repurchase Agreements (Cost $3,666,965)	3,666,965

	Total Investment Securities (Cost $14,163,634) — 61.2%	14,163,889
	Other assets less liabilities — 38.8%	8,964,901
	Net Assets — 100.0%	$23,128,790

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $6,154,128.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$297
Aggregate gross unrealized depreciation	(42)
Net unrealized appreciation	$255
Federal income tax cost of investments	$14,163,634

Swap Agreements(2)

Ultra MSCI Japan had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$5,395,220	02/08/16	Bank of America, N.A.	0.22%	iShares® MSCI Japan ETF	$4,422,733
14,490,985	11/07/16	Credit Suisse International	0.02%	iShares® MSCI Japan ETF	833,657
6,609,370	11/07/16	Deutsche Bank AG	0.54%	iShares® MSCI Japan ETF	832,460
18,162,670	11/06/15	Morgan Stanley & Co. International PLC	(0.13)%	iShares® MSCI Japan ETF	1,739,987
494,324	11/07/16	Societe Generale	0.57%	iShares® MSCI Japan ETF	50,174
1,105,378	11/06/15	UBS AG	0.37%	iShares® MSCI Japan ETF	24,417
$46,257,947					$7,903,428

(1)         Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Mexico Capped IMI

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 57.7%
	U.S. Treasury Bill
$3,000,000	0.00%, due 10/15/15	$2,998,392
	Total U.S. Government & Agency Security (Cost $2,998,176)	2,998,392

	Repurchase Agreements (a)(b) — 51.4%
2,675,970	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $2,675,976	2,675,970
	Total Repurchase Agreements (Cost $2,675,970)	2,675,970

	Total Investment Securities (Cost $5,674,146) — 109.1%	5,674,362
	Liabilities in excess of other assets — (9.1%)	(473,109)
	Net Assets — 100.0%	$5,201,253

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $1,544,121.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$216
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$216
Federal income tax cost of investments	$5,674,146

Swap Agreements(2)

Ultra MSCI Mexico Capped IMI had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$998,771	11/06/15	Bank of America, N.A.	0.32%	iShares® MSCI Mexico Capped ETF	$(88,032)
1,325,705	11/07/16	Credit Suisse International	(0.03)%	iShares® MSCI Mexico Capped ETF	47,615
1,768,237	11/06/15	Deutsche Bank AG	(0.17)%	iShares® MSCI Mexico Capped ETF	(89,305)
533,276	11/06/15	Goldman Sachs International	0.39%	iShares® MSCI Mexico Capped ETF	(29,388)
420,646	11/06/15	Morgan Stanley & Co. International PLC	0.37%	iShares® MSCI Mexico Capped ETF	(35,377)
2,882,417	11/07/16	Societe Generale	0.17%	iShares® MSCI Mexico Capped ETF	(309,653)
2,497,332	11/07/16	UBS AG	(0.03)%	iShares® MSCI Mexico Capped ETF	52,690
$10,426,384					$(451,450)

(1)         Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra 7-10 Year Treasury

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligations (a) — 72.0%
	U.S. Treasury Bonds
$708,700	7.25%, due 08/15/22	$980,165
384,100	7.63%, due 11/15/22	545,512
756,700	7.13%, due 02/15/23	1,052,996
1,086,500	6.25%, due 08/15/23	1,457,438
671,700	7.50%, due 11/15/24	1,000,938
599,200	7.63%, due 02/15/25	905,307
		5,942,356
	U.S. Treasury Notes
4,095,700	1.75%, due 05/15/22	4,074,262
3,569,100	1.63%, due 08/15/22	3,515,006
5,442,200	1.63%, due 11/15/22	5,348,662
8,080,800	2.00%, due 02/15/23	8,152,770
8,217,000	1.75%, due 05/15/23	8,114,288
6,974,100	2.50%, due 08/15/23	7,292,838
9,187,200	2.75%, due 11/15/23	9,786,521
7,961,300	2.75%, due 02/15/24	8,478,784
10,273,600	2.50%, due 05/15/24	10,719,057
10,548,200	2.38%, due 08/15/24	10,890,192
10,548,300	2.25%, due 11/15/24	10,774,100
3,833,100	2.00%, due 02/15/25	3,832,800
		90,979,280
	Total Long-Term U.S. Treasury Obligations (Cost $97,071,386)	96,921,636

	U.S. Government & Agency Security (a) — 4.1%
	U.S. Treasury Bill
5,500,000	0.00%, due 10/15/15	5,496,705
	Total U.S. Government & Agency Security (Cost $5,496,596)	5,496,705

	Repurchase Agreements (a)(b) — 24.0%
32,287,325	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $32,287,411	32,287,325
	Total Repurchase Agreements (Cost $32,287,325)	32,287,325

	Total Investment Securities (Cost $134,855,307) — 100.1%	134,705,666
	Liabilities in excess of other assets — (0.1%)	(130,378)
	Net Assets — 100.0%	$134,575,288

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $2,566,539.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$411,595
Aggregate gross unrealized depreciation	(1,428,442)
Net unrealized depreciation	$(1,016,847)
Federal income tax cost of investments	$135,722,513

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of February 28, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Treasury Note Futures Contracts	45	06/19/15	$5,750,859	$(4,752)

Cash collateral in the amount of $66,825 was pledged to cover margin requirements for open futures contracts as of February 28, 2015.

Swap Agreements

Ultra 7-10 Year Treasury had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$144,186,200	12/06/16	Citibank, N.A.	0.02%	Barclays U.S. 7-10 Year Treasury Bond Index	$(1,628,954)
7,080,213	11/06/15	Deutsche Bank AG	0.17%	Barclays U.S. 7-10 Year Treasury Bond Index	231,828
11,190,343	02/08/16	Goldman Sachs International	(0.28)%	Barclays U.S. 7-10 Year Treasury Bond Index	4,793
4,963,803	02/08/16	Morgan Stanley & Co. International PLC	0.12%	Barclays U.S. 7-10 Year Treasury Bond Index	(17,566)
$167,420,559					$(1,409,899)

(1)         Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligations — 73.0%

	U.S. Treasury Bonds
$1,226,500	4.50%, due 02/15/36	$1,655,488
422,400	4.75%, due 02/15/37	588,291
542,800	5.00%, due 05/15/37	782,056
572,700	4.38%, due 02/15/38	759,722
646,200	4.50%, due 05/15/38	872,168
1,058,800	3.50%, due 02/15/39	1,243,263
982,100	4.25%, due 05/15/39	1,288,086
1,049,000	4.50%, due 08/15/39	1,425,984
1,129,000	4.38%, due 11/15/39	1,510,214
1,878,200	4.63%, due 02/15/40	2,603,655
1,581,300	4.38%, due 05/15/40	2,121,289
1,371,700	3.88%, due 08/15/40	1,712,803
1,449,400	4.25%, due 11/15/40	1,917,511
1,596,200	4.75%, due 02/15/41	2,274,211
1,237,000	4.38%, due 05/15/41	1,674,395
1,375,500	3.75%, due 08/15/41	1,695,626
1,236,900	3.13%, due 11/15/41	1,371,316
1,542,900	3.13%, due 02/15/42	1,707,797
1,301,100	3.00%, due 05/15/42	1,406,509
1,990,400	2.75%, due 08/15/42	2,050,423
2,451,200	2.75%, due 11/15/42	2,523,013
2,485,300	3.13%, due 02/15/43	2,747,422
3,500,500	2.88%, due 05/15/43	3,692,481
2,900,100	3.63%, due 08/15/43	3,510,707
3,497,600	3.75%, due 11/15/43	4,328,007
3,521,900	3.63%, due 02/15/44	4,265,351
3,541,500	3.38%, due 05/15/44	4,107,033
3,543,300	3.13%, due 08/15/44	3,928,911
3,543,400	3.00%, due 11/15/44	3,840,990
1,349,200	2.50%, due 02/15/45	1,318,000
	Total Long-Term U.S. Treasury Obligations (Cost $61,021,826)	64,922,722

	Repurchase Agreements (a) — 17.4%
15,522,436	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $15,522,477	15,522,436
	Total Repurchase Agreements (Cost $15,522,436)	15,522,436

	Total Investment Securities (Cost $76,544,262) — 90.4%	80,445,158
	Other assets less liabilities — 9.6%	8,524,041
	Net Assets — 100.0%	$88,969,199

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,909,441
Aggregate gross unrealized depreciation	(32,556)
Net unrealized appreciation	$3,876,885
Federal income tax cost of investments	$76,568,273

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of February 28, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	12	06/19/15	$1,942,125	$(7,204)

Cash collateral in the amount of $36,960 was pledged to cover margin requirements for open futures contracts as of February 28, 2015.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra 20+ Year Treasury had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$61,841,699	01/06/16	Bank of America, N.A.	(0.11)%	Barclays U.S. 20+ Year Treasury Bond Index	$1,860,340
22,869,999	11/06/15	Citibank, N.A.	0.02%	Barclays U.S. 20+ Year Treasury Bond Index	4,005,358
20,487,352	02/08/16	Deutsche Bank AG	0.17%	Barclays U.S. 20+ Year Treasury Bond Index	(696,876)
6,007,133	11/06/15	Morgan Stanley & Co. International PLC	0.17%	Barclays U.S. 20+ Year Treasury Bond Index	786,098
$111,206,183					$5,954,920

(1)         Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra High Yield

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Shares		Value
	Investment Company (a) — 57.9%
	Mutual Funds — 57.9%
18,963	iShares iBoxx $ High Yield Corporate Bond ETF	$1,742,700
	Total Investment Company (Cost $1,753,085)	1,742,700

Principal Amount
	U.S. Government & Agency Security (a) — 19.9%
	U.S. Treasury Bill
$600,000	0.00%, due 10/15/15	$599,678
	Total U.S. Government & Agency Security (Cost $599,620)	599,678

	Repurchase Agreements (a)(b) — 20.0%
600,977	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $600,977	600,977
	Total Repurchase Agreements (Cost $600,977)	600,977

	Total Investment Securities (Cost $2,953,682) — 97.8%	2,943,355

	Other assets less liabilities — 2.2%	66,187
	Net Assets — 100.0%	$3,009,542

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $491,720.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$58
Aggregate gross unrealized depreciation	(10,385)
Net unrealized depreciation	$(10,327)
Federal income tax cost of investments	$2,953,682

Swap Agreements(2)

Ultra High Yield had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation/ (Depreciation)
$1,867,645	02/19/16	Citibank, N.A.	(0.08)%	iShares® iBoxx $ High Yield Corporate Bond ETF	$45,597
275,488	12/07/15	Credit Suisse International	0.25%	iShares® iBoxx $ High Yield Corporate Bond ETF	(31,033)
137,280	12/07/16	Deutsche Bank AG	(0.33)%	iShares® iBoxx $ High Yield Corporate Bond ETF	4,079
1,998,247	11/07/16	Goldman Sachs International	(0.12)%	iShares® iBoxx $ High Yield Corporate Bond ETF	79,584
$4,278,660					$98,227

(1)         Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)         In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to schedules of portfolio investments.

Ultra Investment Grade Corporate

Schedule of Portfolio Investments

February 28, 2015 (Unaudited)

Shares		Value
	Investment Company (a) — 60.1%
	Mutual Funds — 60.1%
15,521	iShares iBoxx $ Investment Grade Corporate Bond ETF	$1,890,458
	Total Investment Company (Cost $1,839,340)	1,890,458

Principal Amount		Value
	U.S. Government & Agency Security (a) — 22.2%
	U.S. Treasury Bill
$700,000	0.00%, due 10/15/15	699,625
	Total U.S. Government & Agency Security (Cost $699,557)	699,625

	Repurchase Agreements (a)(b) — 9.4%
294,964	Repurchase Agreements with various counterparties, rates 0.01% - 0.08%, dated 02/27/15, due 03/02/15, total to be received $294,964	294,964
	Total Repurchase Agreements (Cost $294,964)	294,964

	Total Investment Securities (Cost $2,833,861) — 91.7%	2,885,047
	Other assets less liabilities — 8.3%	262,260
	Net Assets — 100.0%	$3,147,307

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2015, the aggregate value of segregated securities was $401,771.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$51,186
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$51,186
Federal income tax cost of investments	$2,833,861

Swap Agreements(2)

Ultra Investment Grade Corporate had the following open swap agreements as of February 28, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Fund Receives	Unrealized Appreciation
$3,929,055	12/07/15	Credit Suisse International	0.52%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	$159,465
152,664	01/06/16	Deutsche Bank AG	(0.33)%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	130,592
334,209	12/07/16	Goldman Sachs International	0.49%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	1,999
$4,415,928					$292,056

(1)         Reflects the floating financing rate, as of February 28, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)         In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to schedules of portfolio investments.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2015 (Unaudited)

1. Organization

ProShares Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 117 operational Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification 946 — Financial Services — Investment Companies. Each Fund other than ProShares DJ Brookfield Global Infrastructure ETF, ProShares S&P 500 Dividend Aristocrats ETF, ProShares S&P MidCap 400 Dividend Aristocrats ETF, ProShares Russell 2000 Dividend Growers ETF, ProShares MSCI EAFE Dividend Growers ETF, ProShares High Yield-Interest Rate Hedged, ProShares Investment Grade-Interest Rate Hedged and ProShares Short Term USD Emerging Markets Bond ETF, is a “non-diversified” series of the Trust pursuant to the 1940 Act.

The net asset value per share (“NAV”) of each Fund, except as detailed below, is generally determined as of the close of the regular trading session of the exchange on which it is listed (ordinarily 4:00 p.m. Eastern Time) on each business day. The NAV of each of the Hedged Fixed Income ProShares Funds, the USD Covered Bond, the Short Term USD Emerging Markets Bond ETF, the 30 Year TIPS/TSY Spread, the CDS Funds, and the Short and Ultra Fixed Income ProShares Funds (other than the Short High Yield, the Short Investment Grade Corporate, the Ultra High Yield and the Ultra Investment Grade Corporate) is generally determined at 3:00 p.m. (Eastern Time) on each Business Day. The NAVs of the ProShares German Sovereign/Sub-Sovereign ETF and the ProShares MSCI EAFE Dividend Growers ETF, are typically determined at 11:15 a.m. and 11:30 a.m. Eastern Time, respectively (these times may vary due to differences in when daylight savings time is effective between London and New York. The actual valuation times are 4:15 p.m. and 4:30 p.m., respectively, London Time) on days where the NYSE Arca is open for trading.

The Funds had no operations prior to June 19, 2006, other than matters relating to their organization and registration and the sale and issuance to ProShare Advisors LLC (the “Advisor”) of 1,428 shares of the ProShares Short S&P500 at an aggregate price of $100,000.

The following 17 Funds were liquidated on January 22, 2015:  ProShares Short 30 Year TIPS/TSY Spread, ProShares UltraPro 10 Year TIPS/TSY Spread, ProShares UltraPro Short 10 Year TIPS/TSY Spread, ProShares UltraShort Russell3000, ProShares UltraShort Russell1000 Value, ProShares UltraShort Russell1000 Growth, ProShares UltraShort Russell MidCap Value, ProShares UltraShort Russell MidCap Growth, ProShares UltraShort Russell2000 Value, ProShares UltraShort Russell2000 Growth, ProShares Ultra Russell3000, ProShares Ultra Russell1000 Value, ProShares Ultra Russell1000 Growth, ProShares Ultra Russell MidCap Value, ProShares Ultra Russell MidCap Growth, ProShares Ultra Russell2000 Value and ProShares Ultra Russell2000 Growth.

The following Funds had name changes during the period:

Formerly	Name (effective September 22, 2014)
ProShares Short FTSE China 25	ProShares Short FTSE China 50
ProShares UltraShort FTSE China 25	ProShares UltraShort FTSE China 50
ProShares Ultra FTSE China 25	ProShares Ultra FTSE China 50

Formerly	Name (effective October 1, 2014)
ProShares S&P 500 Aristocrats ETF	ProShares S&P 500 Dividend Aristocrats ETF

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The Funds record their investments at fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the NASDAQ Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. With respect to an ETF that serves as an underlying fund in a fund-of-funds managed by the Advisor, such closing price shall be the mean of the closing composite bid/ask spread, and will typically be categorized as Level 2 in the fair value hierarchy. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”).

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2015 (Unaudited)

quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S. Treasury securities and at the bid or evaluated bid price for Sovereign, Sub-Sovereign and Quasi-Sovereign bonds, corporate bonds and Covered Bonds. Centrally cleared index-based swaps are generally valued at the mean between the bid and asked prices as furnished by an independent pricing service. Fixed-income securities maturing in sixty days or less may also be valued at amortized cost, which approximates value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Index futures contracts are generally valued at their last sale price prior to the time at which the NAV of a Fund is determined. Equity, bond and currency futures contracts are generally valued at the official futures settlement price.  These valuations are typically categorized as Level 1 in the fair value hierarchy.  If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. swap agreements) are generally valued using independent sources and/or agreements with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•             Level 1— Quoted prices in active markets for identical assets.

•             Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•             Level 3— Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. The Funds disclose transfers between levels based on valuations at the end of the reporting period.  There were no transfers between Level 1, 2 or 3 as of February 28, 2015, based on levels assigned to securities on May 31, 2014.

The following is a summary of the valuations as of February 28, 2015, for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2015 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs							Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Morningstar Alternatives Solution ETF	$—	$—	$18,955,358	$—	$—	$—	$57,163	$—	$—	$19,012,521	$—
DJ Brookfield Global Infrastructure ETF	23,572,145	—	—	—	—	—	257,418	—	—	23,829,563	—
Global Listed Private Equity ETF	14,363,126	—	—	—	—	—	88,751	—	—	14,451,877	—
Large Cap Core Plus	549,735,308	—	—	—	—	—	11,847,000	16,633,177	—	561,582,308	16,633,177
S&P 500 Dividend Aristocrats ETF	679,281,131	—	—	—	—	—	290,352	—	—	679,571,483	—
S&P MidCap 400 Dividend Aristocrats ETF	5,011,237	—	—	—	—	—	1,552	—	—	5,012,789	—
Russell 2000 Dividend Growers ETF	3,993,538	—	—	—	—	—	1,185	—	—	3,994,723	—
MSCI EAFE Dividend Growers ETF	3,873,068	—	—	—	—	—	34,940	—	—	3,908,008	—
High Yield-Interest Rate Hedged	—	171,420	—	—	113,723,483	—	4,941,546	—	—	118,665,029	171,420
Investment Grade-Interest Rate Hedged	—	286,756	—	—	88,453,119	—	1,892,495	—	—	90,345,614	286,756
USD Covered Bond	—	—	—	—	6,502,400	—	94,427	—	—	6,596,827	—
German Sovereign/Sub-Sovereign ETF	—	—	—	—	586,554	4,862,146	53,535	—	—	5,502,235	—
Short Term USD Emerging Markets Bond ETF	—	—	—	—	2,417,049	4,877,024	163,421	—	—	7,457,494	—
Hedge Replication ETF	7,900,401	287,918	—	—	—	24,095,465	5,736,396	1,251,485	—	37,732,262	1,539,403
Merger ETF	4,350,200	—	—	—	—	—	702,697	(379,377)	(1,727)	5,052,897	(381,104)
RAFI® Long/Short	49,566,838	—	—	—	—	—	13,157,940	(11,573,885)	—	62,724,778	(11,573,885)
30 Year TIPS/TSY Spread	—	—	—	—	3,333,645	—	489,628	(1,050,881)	—	3,823,273	(1,050,881)
CDS North American HY Credit ETF	—	—	—	—	—	—	5,765,949	472,356	—	5,765,949	472,356

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2015 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs							Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
CDS Short North American HY Credit ETF	$—	$—	$—	$—	$—	$—	$7,547,471	$(606,659)	$—	$7,547,471	$(606,659)
Short S&P500®	—	(3,011,666)	—	—	—	1,034,850,160	453,991,931	(144,782,881)	—	1,488,842,091	(147,794,547)
Short QQQ®	—	(85,718)	—	—	—	123,983,192	91,555,053	(42,884,716)	—	215,538,245	(42,970,434)
Short Dow30SM	—	(405,649)	—	—	—	189,944,490	61,208,991	(29,505,494)	—	251,153,481	(29,911,143)
Short MidCap400	—	(101,736)	—	—	—	16,999,300	15,635,768	(6,771,907)	—	32,635,068	(6,873,643)
Short Russell2000	—	(257,842)	—	—	—	289,967,710	100,050,685	(33,860,219)	—	390,018,395	(34,118,061)
Short SmallCap600	—	—	—	—	—	7,996,482	9,803,983	(1,481,697)	—	17,800,465	(1,481,697)
UltraShort S&P500®	—	(2,009,727)	—	—	—	1,054,616,624	285,209,909	(194,958,364)	—	1,339,826,533	(196,968,091)
UltraShort QQQ®	—	(208,319)	—	—	—	284,969,237	90,463,019	(73,780,114)	—	375,432,256	(73,988,433)
UltraShort Dow30SM	—	(339,990)	—	—	—	166,950,427	50,734,594	(36,533,666)	—	217,685,021	(36,873,656)
UltraShort MidCap400	—	(18,585)	—	—	—	2,999,910	7,115,995	(2,496,047)	—	10,115,905	(2,514,632)
UltraShort Russell2000	—	(3,509)	—	—	—	154,964,835	41,857,030	(34,858,226)	—	196,821,865	(34,861,735)
UltraShort SmallCap600	—	—	—	—	—	1,999,956	3,866,025	(1,289,002)	—	5,865,981	(1,289,002)
UltraPro Short S&P500®	—	(541,248)	—	—	—	395,733,020	126,555,191	(105,895,888)	—	522,288,211	(106,437,136)
UltraPro Short QQQ®	—	(189,326)	—	—	—	229,957,075	107,367,229	(85,806,546)	—	337,324,304	(85,995,872)
UltraPro Short Dow30SM	—	(166,127)	—	—	—	93,955,312	53,576,203	(37,639,655)	—	147,531,515	(37,805,782)
UltraPro Short MidCap400	—	(11,443)	—	—	—	4,399,350	5,149,310	(3,499,911)	—	9,548,660	(3,511,354)
UltraPro Short Russell2000	—	(3,899)	—	—	—	56,988,120	43,005,256	(19,614,720)	—	99,993,376	(19,618,619)
Short Basic Materials	—	—	—	—	—	799,572	620,429	(185,567)	—	1,420,001	(185,567)
Short Financials	—	—	—	—	—	12,264,908	14,144,763	(3,532,176)	—	26,409,671	(3,532,176)
Short Oil & Gas	—	—	—	—	—	—	4,204,283	(43,708)	—	4,204,283	(43,708)
Short Real Estate	—	—	—	—	—	8,998,666	24,818,504	(2,821,115)	—	33,817,170	(2,821,115)
Short KBW Regional Banking	—	—	—	—	—	—	691,966	69,124	—	691,966	69,124
UltraShort Basic Materials	—	—	—	—	—	8,995,176	6,958,689	(3,070,489)	—	15,953,865	(3,070,489)

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2015 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs							Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
UltraShort Nasdaq Biotechnology	$—	$—	$—	$—	$—	$25,992,453	$55,913,624	$(36,795,623)	$—	$81,906,077	$(36,795,623)
UltraShort Consumer Goods	—	—	—	—	—	—	1,308,578	(534,855)	—	1,308,578	(534,855)
UltraShort Consumer Services	—	—	—	—	—	3,997,856	4,098,620	(2,809,735)	—	8,096,476	(2,809,735)
UltraShort Financials	—	—	—	—	—	55,982,264	14,473,207	(9,217,214)	—	70,455,471	(9,217,214)
UltraShort Gold Miners	—	—	—	—	—	—	4,775,054	(16,886)	—	4,775,054	(16,886)
UltraShort Junior Miners	—	—	—	—	—	—	2,620,026	(38,040)	—	2,620,026	(38,040)
UltraShort Health Care	—	—	—	—	—	1,998,928	3,243,588	(1,974,217)	—	5,242,516	(1,974,217)
UltraShort Industrials	—	—	—	—	—	2,998,392	3,742,178	(2,353,502)	—	6,740,570	(2,353,502)
UltraShort Oil & Gas	—	—	—	—	—	34,991,510	14,774,828	(417,584)	—	49,766,338	(417,584)
UltraShort Real Estate	—	—	—	—	—	29,983,920	6,692,595	(10,353,711)	—	36,676,515	(10,353,711)
UltraShort Semiconductors	—	—	—	—	—	3,997,856	1,872,289	(2,391,949)	—	5,870,145	(2,391,949)
UltraShort Technology	—	—	—	—	—	4,497,588	6,212,948	(2,961,842)	—	10,710,536	(2,961,842)
UltraShort Telecommunications	—	—	—	—	—	—	111,414	(151,846)	—	111,414	(151,846)
UltraShort Utilities	—	—	—	—	—	3,099,145	3,036,892	(387,924)	—	6,136,037	(387,924)
UltraPro Short Financials	—	—	—	—	—	—	3,999,391	(1,502,103)	—	3,999,391	(1,502,103)
Short MSCI EAFE	—	—	—	—	—	37,998,327	12,723,344	(3,821,109)	—	50,721,671	(3,821,109)
Short MSCI Emerging Markets	—	—	—	—	—	179,940,330	117,577,991	(10,986,316)	—	297,518,321	(10,986,316)
Short FTSE China 50	—	—	—	—	—	2,498,660	1,901,146	(609,580)	—	4,399,806	(609,580)
UltraShort MSCI EAFE	—	—	—	—	—	1,998,928	3,812,559	(544,529)	—	5,811,487	(544,529)
UltraShort MSCI Emerging Markets	—	—	—	—	—	39,988,130	5,593,248	(7,240,521)	—	45,581,378	(7,240,521)
UltraShort FTSE Europe	—	—	—	—	—	13,993,656	16,946,537	(6,803,999)	—	30,940,193	(6,803,999)
UltraShort MSCI Pacific ex-Japan	—	—	—	—	—	—	203,749	70,671	—	203,749	70,671
UltraShort MSCI Brazil Capped	—	—	—	—	—	10,996,209	8,963,578	1,316,050	—	19,959,787	1,316,050

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2015 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs							Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
UltraShort FTSE China 50	$—	$—	$—	$—	$—	$54,983,025	$14,486,589	$(20,336,313)	$—	$69,469,614	$(20,336,313)
UltraShort MSCI Japan	—	—	—	—	—	2,998,392	9,456,191	(2,646,860)	—	12,454,583	(2,646,860)
UltraShort MSCI Mexico Capped IMI	—	—	—	—	—	699,625	605,130	(130,340)	—	1,304,755	(130,340)
Short 7-10 Year Treasury	—	1,319	—	—	—	39,993,020	12,939,262	(763,272)	—	52,932,282	(761,953)
Short 20+ Year Treasury	—	54,573	—	—	—	824,593,935	170,115,298	(96,650,710)	—	994,709,233	(96,596,137)
Short High Yield	—	—	—	—	—	24,986,600	33,978,959	(2,764,907)	—	58,965,559	(2,764,907)
Short Investment Grade Corporate	—	—	—	—	—	—	2,780,312	(228,382)	—	2,780,312	(228,382)
UltraShort 3-7 Year Treasury	—	—	—	—	—	—	3,488,884	(57,002)	—	3,488,884	(57,002)
UltraShort 7-10 Year Treasury	—	4,794	—	—	—	204,886,025	60,315,003	(10,756,972)	—	265,201,028	(10,752,178)
UltraShort 20+ Year Treasury	—	65,767	—	—	—	2,434,706,592	1,010,093,852	(776,314,942)	—	3,444,800,444	(776,249,175)
UltraShort TIPS	—	—	—	—	—	3,997,604	6,712,145	(185,517)	—	10,709,749	(185,517)
UltraPro Short 20+ Year Treasury	—	7,118	—	—	—	—	84,948,719	(16,402,955)	—	84,948,719	(16,395,837)
Ultra S&P500®	1,790,728,569	6,256,386	—	—	—	99,102,725	77,201,758	144,788,043	—	1,967,033,052	151,044,429
Ultra QQQ®	847,325,850	6,442,137	—	—	—	26,999,221	55,170,937	195,710,897	—	929,496,008	202,153,034
Ultra Dow30SM	278,647,679	867,623	—	—	—	7,999,824	12,209,530	38,333,024	—	298,857,033	39,200,647
Ultra MidCap400	183,605,080	1,891,522	—	—	—	34,177,179	38,131,496	(44,057,387)	—	255,913,755	(42,165,865)
Ultra Russell2000	269,491,167	1,360,677	—	168,589	—	39,299,039	19,067,108	(25,371,164)	—	328,025,903	(24,010,487)
Ultra SmallCap600	18,813,422	—	—	—	—	—	1,830,386	6,044,163	—	20,643,808	6,044,163
UltraPro S&P500®	647,326,106	1,878,871	—	—	—	—	64,697,619	263,825,175	—	712,023,725	265,704,046
UltraPro QQQ®	698,848,859	4,778,264	—	—	—	—	99,004,590	371,228,805	—	797,853,449	376,007,069
UltraPro Dow30SM	92,654,793	874,064	—	—	—	—	9,152,837	52,687,853	—	101,807,630	53,561,917
UltraPro MidCap400	40,755,025	123,437	—	—	—	—	2,415,930	13,505,949	—	43,170,955	13,629,386
UltraPro Russell2000	85,884,332	683,445	—	13,859	—	—	8,446,467	53,016,493	—	94,344,658	53,699,938
Ultra Basic Materials	63,701,148	—	—	—	—	—	5,377,145	20,852,951	—	69,078,293	20,852,951
Ultra Nasdaq Biotechnology	433,946,899	—	—	—	—	—	41,856,546	192,266,113	—	475,803,445	192,266,113

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2015 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs							Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Ultra Consumer Goods	$15,637,514	$—	$—	$—	$—	$—	$807,193	$3,976,934	$—	$16,444,707	$3,976,934
Ultra Consumer Services	23,095,049	—	—	—	—	—	2,038,326	6,987,222	—	25,133,375	6,987,222
Ultra Financials	680,394,950	—	—	—	—	19,999,560	23,150,989	113,214,204	—	723,545,499	113,214,204
Ultra Gold Miners	1,581,338	—	—	—	—	—	2,933,915	268,743	—	4,515,253	268,743
Ultra Junior Miners	1,571,536	—	—	—	—	—	2,130,538	111,072	—	3,702,074	111,072
Ultra Health Care	152,351,290	—	—	—	—	—	15,467,595	34,813,529	—	167,818,885	34,813,529
Ultra Industrials	28,431,441	—	—	—	—	—	2,033,290	6,280,702	—	30,464,731	6,280,702
Ultra Oil & Gas	148,355,895	—	—	—	—	—	16,664,022	4,591,209	—	165,019,917	4,591,209
Ultra Real Estate	220,296,280	—	—	—	—	509,788	18,219,961	58,174,148	—	239,026,029	58,174,148
Ultra KBW Regional Banking	7,661,092	—	—	—	—	—	1,198,741	84,550	—	8,859,833	84,550
Ultra Semiconductors	29,565,531	—	—	—	—	—	3,750,623	7,772,763	—	33,316,154	7,772,763
Ultra Technology	121,695,995	—	—	—	—	—	8,544,003	47,862,030	—	130,239,998	47,862,030
Ultra Telecommunications	5,537,410	—	—	17,370	—	—	408,398	1,352,703	—	5,963,178	1,352,703
Ultra Utilities	33,231,668	—	—	—	—	—	2,598,452	3,055,853	—	35,830,120	3,055,853
UltraPro Financials	8,597,735	—	—	—	—	—	886,362	3,275,565	—	9,484,097	3,275,565
Ultra MSCI EAFE	—	—	—	—	—	6,604,431	3,125,524	(4,521,867)	—	9,729,955	(4,521,867)
Ultra MSCI Emerging Markets	—	—	—	—	—	19,996,345	8,947,304	1,267,017	—	28,943,649	1,267,017
Ultra FTSE Europe	—	—	—	—	—	4,999,890	11,293,942	3,719,060	—	16,293,832	3,719,060
Ultra MSCI Pacific ex-Japan	—	—	—	—	—	499,987	814,759	268,352	—	1,314,746	268,352
Ultra MSCI Brazil Capped	—	—	—	—	—	5,058,762	7,022,490	(4,752,521)	—	12,081,252	(4,752,521)
Ultra FTSE China 50	—	—	—	—	—	22,988,077	27,004,459	14,746,348	—	49,992,536	14,746,348
Ultra MSCI Japan	—	—	—	—	—	10,496,924	3,666,965	7,903,428	—	14,163,889	7,903,428
Ultra MSCI Mexico Capped IMI	—	—	—	—	—	2,998,392	2,675,970	(451,450)	—	5,674,362	(451,450)
Ultra 7-10 Year Treasury	—	(4,752)	—	—	96,921,636	5,496,705	32,287,325	(1,409,899)	—	134,705,666	(1,414,651)
Ultra 20+ Year Treasury	—	(7,204)	—	—	64,922,722	—	15,522,436	5,954,920	—	80,445,158	5,947,716
Ultra High Yield	1,742,700	—	—	—	—	599,678	600,977	98,227	—	2,943,355	98,227

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2015 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs							Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Ultra Investment Grade Corporate	$1,890,458	$—	$—	$—	$—	$699,625	$294,964	$292,056	$—	$2,885,047	$292,056

*            These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2015 (Unaudited)

Foreign Currency Translation

Each Fund’s accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets except that such translations with respect to the ProShares Global Listed Private Equity ETF, ProShares Merger ETF and ProShares DJ Brookfield Global Infrastructure ETF utilize the last quoted New York rates prior to 4:00 p.m. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase agreements only with major global financial institutions whose condition is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements jointly; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On February 28, 2015, the Funds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2015 (Unaudited)

Fund Name	Barclays Capital, Inc., 0.01%, dated 02/27/15, due 03/02/15 (1)	Barclays Capital, Inc., 0.03%, dated 02/27/15, due 03/02/15 (2)	Barclays Capital, Inc., 0.04%, dated 02/27/15, due 03/02/15 (3)	BNP Paribas Securities Corp., 0.07%, dated 02/27/15, due 03/02/15 (4)	BNP Paribas Securities Corp., 0.08%, dated 02/27/15, due 03/02/15 (5)	Credit Suisse (USA) LLC, 0.05%, dated 02/27/15, due 03/02/15 (6)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05%, dated 02/27/15, due 03/02/15 (7)	Total
Morningstar Alternatives Solution ETF	$31,401	$999	$5,138	$7,137	$4,282	$712	$7,494	$57,163
DJ Brookfield Global Infrastructure ETF	141,408	4,499	23,139	32,138	19,283	3,206	33,745	257,418
Global Listed Private Equity ETF	48,753	1,551	7,978	11,080	6,648	1,106	11,635	88,751
Large Cap Core Plus	6,507,913	207,070	1,064,931	1,479,071	887,443	147,547	1,553,025	11,847,000
S&P 500 Dividend Aristocrats ETF	159,499	5,075	26,100	36,250	21,750	3,616	38,062	290,352
S&P MidCap 400 Dividend Aristocrats ETF	852	27	139	194	116	20	204	1,552
Russell 2000 Dividend Growers ETF	651	21	106	148	89	15	155	1,185
MSCI EAFE Dividend Growers ETF	19,194	611	3,141	4,362	2,617	435	4,580	34,940
High Yield-Interest Rate Hedged	2,714,539	86,372	444,197	616,941	370,164	61,544	647,789	4,941,546
Investment Grade—Interest Rate Hedged	1,039,604	33,078	170,117	236,274	141,764	23,570	248,088	1,892,495
USD Covered Bond	51,871	1,650	8,488	11,789	7,073	1,177	12,379	94,427
German Sovereign/Sub-Sovereign ETF	29,409	936	4,812	6,684	4,010	667	7,017	53,535
Short Term USD Emerging Markets Bond ETF	89,772	2,856	14,690	20,403	12,242	2,035	21,423	163,421
Hedge Replication ETF	3,151,175	100,265	515,647	716,176	429,706	71,442	751,985	5,736,396
Merger ETF	386,013	12,282	63,166	87,730	52,638	8,751	92,117	702,697
RAFI® Long/Short	7,228,052	229,983	1,182,772	1,642,739	985,643	163,874	1,724,877	13,157,940
30 Year TIPS/TSY Spread	268,968	8,558	44,013	61,129	36,677	6,098	64,185	489,628
CDS North American HY Credit ETF	3,167,409	100,781	518,303	719,866	431,919	71,811	755,860	5,765,949
CDS Short North American HY Credit ETF	4,146,053	131,920	678,445	942,285	565,371	93,999	989,398	7,547,471
Short S&P500®	249,391,412	7,935,181	40,809,504	56,679,866	34,007,920	5,654,188	59,513,860	453,991,931
Short QQQ®	50,293,942	1,600,262	8,229,919	11,430,441	6,858,265	1,140,261	12,001,963	91,555,053
Short Dow30SM	33,623,938	1,069,853	5,502,099	7,641,804	4,585,083	762,320	8,023,894	61,208,991
Short MidCap400	8,589,197	273,293	1,405,505	1,952,090	1,171,254	194,734	2,049,695	15,635,768
Short Russell2000	54,960,848	1,748,754	8,993,593	12,491,102	7,494,661	1,246,069	13,115,658	100,050,685
Short SmallCap600	5,385,622	171,361	881,284	1,224,005	734,403	122,103	1,285,205	9,803,983
UltraShort S&P500®	156,674,375	4,985,094	25,637,625	35,607,812	21,364,687	3,552,112	37,388,204	285,209,909
UltraShort QQQ®	49,694,055	1,581,174	8,131,755	11,294,103	6,776,462	1,126,661	11,858,809	90,463,019
UltraShort Dow30SM	27,870,038	886,774	4,560,552	6,334,099	3,800,460	631,868	6,650,803	50,734,594
UltraShort MidCap400	3,909,030	124,378	639,659	888,416	533,050	88,625	932,837	7,115,995
UltraShort Russell2000	22,993,325	731,606	3,762,544	5,225,756	3,135,453	521,303	5,487,043	41,857,030
UltraShort SmallCap600	2,123,724	67,573	347,518	482,664	289,599	48,149	506,798	3,866,025
UltraPro Short S&P500®	69,520,570	2,212,018	11,376,093	15,800,130	9,480,078	1,576,166	16,590,136	126,555,191
UltraPro Short QQQ®	58,980,046	1,876,638	9,651,280	13,404,556	8,042,734	1,337,192	14,074,783	107,367,229
UltraPro Short Dow30SM	29,431,018	936,441	4,815,985	6,688,868	4,013,321	667,258	7,023,312	53,576,203
UltraPro Short MidCap400	2,828,671	90,003	462,873	642,880	385,728	64,131	675,024	5,149,310
UltraPro Short Russell2000	23,624,080	751,675	3,865,758	5,369,109	3,221,465	535,604	5,637,565	43,005,256
Short Basic Materials	340,821	10,844	55,771	77,459	46,476	7,727	81,331	620,429
Short Financials	7,770,143	247,232	1,271,478	1,765,942	1,059,565	176,164	1,854,239	14,144,763
Short Oil & Gas	2,309,539	73,485	377,925	524,895	314,937	52,362	551,140	4,204,283
Short Real Estate	13,633,550	433,795	2,230,945	3,098,534	1,859,120	309,099	3,253,461	24,818,504
Short KBW Regional Banking	380,118	12,095	62,201	86,390	51,834	8,618	90,710	691,966
UltraShort Basic Materials	3,822,617	121,629	625,519	868,777	521,266	86,666	912,215	6,958,689
UltraShort Nasdaq Biotechnology	30,715,034	977,297	5,026,097	6,980,690	4,188,414	696,369	7,329,723	55,913,624
UltraShort Consumer Goods	718,841	22,872	117,629	163,373	98,024	16,298	171,541	1,308,578
UltraShort Consumer Services	2,251,495	71,638	368,427	511,703	307,022	51,046	537,289	4,098,620
UltraShort Financials	7,950,567	252,973	1,301,002	1,806,947	1,084,168	180,255	1,897,295	14,473,207
UltraShort Gold Miners	2,623,081	83,462	429,231	596,155	357,693	59,470	625,962	4,775,054
UltraShort Junior Miners	1,439,259	45,795	235,515	327,104	196,263	32,631	343,459	2,620,026
UltraShort Health Care	1,781,800	56,694	291,567	404,955	242,973	40,397	425,202	3,243,588
UltraShort Industrials	2,055,690	65,408	336,386	467,202	280,322	46,607	490,563	3,742,178
UltraShort Oil & Gas	8,116,257	258,245	1,328,115	1,844,604	1,106,762	184,011	1,936,834	14,774,828
UltraShort Real Estate	3,676,443	116,978	601,600	835,555	501,333	83,352	877,334	6,692,595
UltraShort Semiconductors	1,028,504	32,725	168,301	233,751	140,251	23,318	245,439	1,872,289

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2015 (Unaudited)

Fund Name	Barclays Capital, Inc., 0.01%, dated 02/27/15, due 03/02/15 (1)	Barclays Capital, Inc., 0.03%, dated 02/27/15, due 03/02/15 (2)	Barclays Capital, Inc., 0.04%, dated 02/27/15, due 03/02/15 (3)	BNP Paribas Securities Corp., 0.07%, dated 02/27/15, due 03/02/15 (4)	BNP Paribas Securities Corp., 0.08%, dated 02/27/15, due 03/02/15 (5)	Credit Suisse (USA) LLC, 0.05%, dated 02/27/15, due 03/02/15 (6)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05%, dated 02/27/15, due 03/02/15 (7)	Total
UltraShort Technology	3,412,959	108,595	558,485	775,672	465,403	77,378	814,456	6,212,948
UltraShort Telecommunications	61,203	1,947	10,015	13,910	8,346	1,388	14,605	111,414
UltraShort Utilities	1,668,256	53,081	272,987	379,149	227,489	37,823	398,107	3,036,892
UltraPro Short Financials	2,196,986	69,904	359,507	499,315	299,589	49,810	524,280	3,999,391
Short MSCI EAFE	6,989,315	222,387	1,143,706	1,588,481	953,088	158,461	1,667,906	12,723,344
Short MSCI Emerging Markets	64,589,124	2,055,109	10,569,129	14,679,346	8,807,608	1,464,361	15,413,314	117,577,991
Short FTSE China 50	1,044,357	33,230	170,895	237,354	142,412	23,678	249,220	1,901,146
UltraShort MSCI EAFE	2,094,353	66,639	342,712	475,989	285,594	47,483	499,789	3,812,559
UltraShort MSCI Emerging Markets	3,072,539	97,763	502,779	698,304	418,983	69,660	733,220	5,593,248
UltraShort FTSE Europe	9,309,242	296,203	1,523,331	2,115,737	1,269,442	211,059	2,221,523	16,946,537
UltraShort MSCI Pacific ex-Japan	111,925	3,561	18,315	25,437	15,263	2,538	26,710	203,749
UltraShort MSCI Brazil Capped	4,923,963	156,672	805,739	1,119,082	671,449	111,636	1,175,037	8,963,578
UltraShort FTSE China 50	7,957,919	253,207	1,302,205	1,808,618	1,085,171	180,421	1,899,048	14,486,589
UltraShort MSCI Japan	5,194,570	165,282	850,021	1,180,584	708,350	117,771	1,239,613	9,456,191
UltraShort MSCI Mexico Capped IMI	332,416	10,577	54,395	75,549	45,329	7,537	79,327	605,130
Short 7-10 Year Treasury	7,107,926	226,161	1,163,115	1,615,438	969,263	161,150	1,696,209	12,939,262
Short 20+ Year Treasury	93,449,446	2,973,391	15,291,728	21,238,511	12,743,106	2,118,680	22,300,436	170,115,298
Short High Yield	18,665,664	593,907	3,054,381	4,242,196	2,545,318	423,187	4,454,306	33,978,959
Short Investment Grade Corporate	1,527,309	48,596	249,923	347,116	208,269	34,627	364,472	2,780,312
UltraShort 3-7 Year Treasury	1,916,549	60,981	313,617	435,579	261,348	43,452	457,358	3,488,884
UltraShort 7-10 Year Treasury	33,132,844	1,054,227	5,421,738	7,530,192	4,518,115	751,186	7,906,701	60,315,003
UltraShort 20+ Year Treasury	554,874,911	17,655,111	90,797,713	126,107,934	75,664,761	12,580,092	132,413,330	1,010,093,852
UltraShort TIPS	3,687,183	117,319	603,357	837,996	502,798	83,596	879,896	6,712,145
UltraPro Short 20+ Year Treasury	46,664,885	1,484,792	7,636,072	10,605,656	6,363,393	1,057,983	11,135,938	84,948,719
Ultra S&P500®	42,409,246	1,349,385	6,939,695	9,638,465	5,783,079	961,500	10,120,388	77,201,758
Ultra QQQ®	30,307,054	964,315	4,959,336	6,887,967	4,132,780	687,120	7,232,365	55,170,937
Ultra Dow30SM	6,707,062	213,407	1,097,519	1,524,332	914,599	152,062	1,600,549	12,209,530
Ultra MidCap400	20,946,777	666,488	3,427,654	4,760,631	2,856,379	474,904	4,998,663	38,131,496
Ultra Russell2000	10,474,136	333,268	1,713,949	2,380,485	1,428,291	237,469	2,499,510	19,067,108
Ultra SmallCap600	1,005,486	31,993	164,534	228,520	137,112	22,796	239,945	1,830,386
UltraPro S&P500®	35,540,347	1,130,829	5,815,693	8,077,352	4,846,411	805,769	8,481,218	64,697,619
UltraPro QQQ®	54,386,197	1,730,470	8,899,559	12,360,499	7,416,300	1,233,041	12,978,524	99,004,590
UltraPro Dow30SM	5,027,928	159,980	822,752	1,142,711	685,627	113,993	1,199,846	9,152,837
UltraPro MidCap400	1,327,143	42,227	217,169	301,623	180,974	30,089	316,705	2,415,930
UltraPro Russell2000	4,639,898	147,633	759,256	1,054,522	632,713	105,196	1,107,249	8,446,467
Ultra Basic Materials	2,953,827	93,985	483,354	671,324	402,795	66,969	704,891	5,377,145
Ultra Nasdaq Biotechnology	22,993,058	731,597	3,762,500	5,225,695	3,135,417	521,298	5,486,981	41,856,546
Ultra Consumer Goods	443,416	14,109	72,559	100,776	60,466	10,053	105,814	807,193
Ultra Consumer Services	1,119,714	35,627	183,226	254,480	152,688	25,386	267,205	2,038,326
Ultra Financials	12,717,534	404,649	2,081,051	2,890,349	1,734,209	288,331	3,034,866	23,150,989
Ultra Gold Miners	1,611,687	51,281	263,731	366,293	219,776	36,540	384,607	2,933,915
Ultra Junior Miners	1,170,369	37,239	191,515	265,993	159,596	26,533	279,293	2,130,538
Ultra Health Care	8,496,815	270,353	1,390,388	1,931,094	1,158,657	192,639	2,027,649	15,467,595
Ultra Industrials	1,116,947	35,539	182,773	253,852	152,311	25,323	266,545	2,033,290
Ultra Oil & Gas	9,154,048	291,265	1,497,935	2,080,466	1,248,279	207,540	2,184,489	16,664,022
Ultra Real Estate	10,008,772	318,461	1,637,799	2,274,721	1,364,833	226,918	2,388,457	18,219,961
Ultra KBW Regional Banking	658,505	20,952	107,755	149,660	89,796	14,930	157,143	1,198,741
Ultra Semiconductors	2,060,330	65,556	337,145	468,257	280,954	46,712	491,669	3,750,623
Ultra Technology	4,693,478	149,338	768,024	1,066,700	640,020	106,410	1,120,033	8,544,003
Ultra Telecommunications	224,345	7,138	36,711	50,988	30,593	5,086	53,537	408,398
Ultra Utilities	1,427,408	45,418	233,576	324,411	194,647	32,362	340,630	2,598,452
UltraPro Financials	486,906	15,492	79,675	110,660	66,396	11,039	116,194	886,362
Ultra MSCI EAFE	1,716,944	54,630	280,954	390,215	234,129	38,926	409,726	3,125,524

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2015 (Unaudited)

Fund Name	Barclays Capital, Inc., 0.01%, dated 02/27/15, due 03/02/15 (1)	Barclays Capital, Inc., 0.03%, dated 02/27/15, due 03/02/15 (2)	Barclays Capital, Inc., 0.04%, dated 02/27/15, due 03/02/15 (3)	BNP Paribas Securities Corp., 0.07%, dated 02/27/15, due 03/02/15 (4)	BNP Paribas Securities Corp., 0.08%, dated 02/27/15, due 03/02/15 (5)	Credit Suisse (USA) LLC, 0.05%, dated 02/27/15, due 03/02/15 (6)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05%, dated 02/27/15, due 03/02/15 (7)	Total
Ultra MSCI Emerging Markets	4,915,023	156,387	804,277	1,117,051	670,230	111,433	1,172,903	8,947,304
Ultra FTSE Europe	6,204,102	197,403	1,015,217	1,410,023	846,014	140,659	1,480,524	11,293,942
Ultra MSCI Pacific ex-Japan	447,571	14,241	73,239	101,721	61,032	10,147	106,808	814,759
Ultra MSCI Brazil Capped	3,857,665	122,744	631,254	876,742	526,045	87,461	920,579	7,022,490
Ultra FTSE China 50	14,834,361	472,002	2,427,441	3,371,446	2,022,867	336,324	3,540,018	27,004,459
Ultra MSCI Japan	2,014,374	64,094	329,625	457,812	274,687	45,670	480,703	3,666,965
Ultra MSCI Mexico Capped IMI	1,469,991	46,772	240,544	334,089	200,453	33,328	350,793	2,675,970
Ultra 7-10 Year Treasury	17,736,398	564,340	2,902,320	4,030,999	2,418,599	402,119	4,232,550	32,287,325
Ultra 20+ Year Treasury	8,526,941	271,312	1,395,318	1,937,941	1,162,765	193,322	2,034,837	15,522,436
Ultra High Yield	330,135	10,504	54,022	75,031	45,018	7,485	78,782	600,977
Ultra Investment Grade Corporate	162,032	5,156	26,514	36,826	22,095	3,674	38,667	294,964
	$2,200,000,000	$70,000,000	$360,000,000	$500,000,000	$300,000,000	$49,878,272	$525,000,000	$4,004,878,272

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at February 28, 2015 as follows:

(1)  U.S. Treasury Bonds, 0%, due 05/15/15 to 11/15/44; U.S. Treasury Notes, 0% to 2.38%, due 04/15/15 to 02/15/24, which had an aggregate value at the Trust level of $2,244,000,040.

(2) U.S. Treasury Note, 1.00%, due 12/15/17, which had an aggregate value at the Trust level of $71,400,049.

(3)  U.S. Treasury Bonds, 0%, due 11/15/22 to 02/15/44; U.S. Treasury Note, 0.38%, due 04/30/16, which had an aggregate value at the Trust level of $367,200,029.

(4)  U.S. Treasury Bill, 0%, due 05/28/15; U.S. Treasury Bonds, 0% to 3.88%, due 08/15/21 to 08/15/40; U.S. Treasury Notes, 0.13% to 2.63%, due 07/31/18 to 08/15/22, which had an aggregate value at the Trust level of $510,000,070.

(5)  Federal Farm Credit Bank, 0.10% to 1.00%, due 05/01/15 to 09/25/17; Federal Home Loan Bank, 0% to 5.25%, due 03/25/15 to 06/12/37; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 07/17/15 to 05/04/37; Federal National Mortgage Association, 0.38% to 7.13%, due 12/21/15 to 01/15/30, which had an aggregate value at the Trust level of $306,000,054.

(6)  U.S. Treasury Bonds, 0%, due 11/15/37 to 05/15/40, which had an aggregate value at the Trust level of $50,876,680.

(7) U.S. Treasury Bonds, 0% to 4.50%, due 05/15/24 to 08/15/39; U.S. Treasury Note, 1.88%, due 07/15/15, which had an aggregate value at the Trust level of $535,500,000.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2015 (Unaudited)

Equity Securities

Certain Funds may invest in equity securities, including in shares of foreign or domestic stock, Real Estate Investment Trusts, Depositary Receipts, and shares of other Investment Companies, including other exchange-traded funds (“ETFs”).

Real Estate Investment Trusts (“REITs”)

The Funds may own shares of REITs which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Debt Instruments

Certain Funds may invest in debt instruments, including U.S. government securities, foreign sovereign, sub-sovereign, quasi-sovereign and supranational bonds, Covered Bonds, and foreign and domestic investment grade corporate debt securities.  Additionally, certain Funds may invest in lower rated and unrated corporate debt securities, primarily high yield bonds, that are rated below “investment grade” by both Moody’s and Standard and Poor’s.

Covered Bonds

ProShares USD Covered Bond principally invests in Covered Bonds — debt instruments that are issued by a financial institution and backed by both the issuing institution and a segregated pool of financial assets (a “cover pool”), typically mortgages (e.g., residential, commercial and/or ship mortgages) or, in certain cases, public-sector loans, which are loans made to national, regional and local authorities to fund public-sector lending (e.g., loans that support public investment and infrastructure projects). In addition, the pool of financial assets may include cash or cash equivalents. A Covered Bond may lose value if the credit rating of the issuing institution is downgraded or the quality of the assets in the cover pool deteriorates.

Sovereign/Sub-Sovereign/Quasi-Sovereign Debt Securities

ProShares German Sovereign/Sub-Sovereign ETF principally invests in fixed-rate debt securities of the Federal Republic of Germany as well as local governments and entities or agencies guaranteed by various German governments’ issuers. ProShares Short Term USD Emerging Markets Bond ETF principally invests in USD-denominated Emerging Market bonds that have less than five years remaining to maturity that are issued by Emerging Market sovereign governments, non-sovereign government agencies and entities, and corporations with significant government ownership. These types of debt securities are typically general obligations of the issuer and are typically guaranteed by such issuer. Despite this guarantee, such debt securities are subject to default, restructuring or changes

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2015 (Unaudited)

to the terms of the debt to the detriment of security holders. Also, due to demand from other investors, certain types of these debt securities may be less accessible to the capital markets and may be difficult for the Fund to source.

U.S. Treasury Inflation-Protected Securities

U.S. Treasury Inflation-Protected Securities (“TIPs”) are inflation-protected public obligations of the U.S. Treasury. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Because of the inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed rate bonds.

Accounting for Derivatives Instruments

In seeking to achieve the investment objectives of Funds whose objective is tied to an index or benchmark, the Advisor uses a passive or mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index, as appropriate, based upon each Fund’s investment objective. The CDS Funds, which are actively managed, seek to obtain long or inverse exposure to the credit of debt issuers, primarily through the use of derivative instruments.

In connection with its management of certain series of the Trust included in this report (ProShares UltraShort S&P500®, ProShares UltraShort QQQ®, ProShares UltraShort Dow 30SM, ProShares UltraShort MidCap400, ProShares UltraShort SmallCap600, ProShares UltraPro Short S&P500®, ProShares UltraPro Short QQQ®, ProShares UltraShort Basic Materials, ProShares UltraShort Financials, ProShares UltraShort Utilities, ProShares UltraPro S&P500® and ProShares UltraPro Dow30SM (the “Commodity Pools”)), the Advisor has registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”).  Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements.  The Advisor is also subject to periodic inspections and audits by the CFTC and NFA.  Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return.  In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. Certain Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, with the exception of the Funds listed below, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.

Average quarterly exposure to derivatives (notional amounts in comparison to net assets)

Investment Grade—Interest Rate Hedged	(95)% Short
Ultra Russell2000	124%
Ultra High Yield	153%
Ultra Investment Grade Corporate	154%

Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

Each Fund other than ProShares USD Covered Bond and ProShares German Sovereign/Sub-Sovereign ETF may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2015 (Unaudited)

between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying securities or index. The extent of the Fund’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on their investment. Each Fund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.  In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.

Forward Currency Contracts

Each Fund other than ProShares USD Covered Bond and ProShares German Sovereign/Sub-Sovereign ETF may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward currency contract, the Funds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Funds engage in offsetting transactions, the Funds will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2015 (Unaudited)

These transactions also involve the risk that a Fund may lose its margin deposits or collateral and may be unable to realize the positive value, if any, of its position if a bank or broker with whom the Fund has an open forward position defaults or becomes bankrupt.

Swap Agreements

Each Fund other than ProShares USD Covered Bond and ProShares German Sovereign/Sub-Sovereign ETF may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a Fund (but generally not credit default swaps) calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of the reference entity. When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.

On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising a benchmark), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some Funds may also enter into swap agreements that provide the opposite return of their index or a security. Their operations are similar to those of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

ProShares CDS North American HY Credit ETF and ProShares CDS Short North American HY Credit ETF Funds primarily invest in centrally cleared, index-based credit default swaps (“CDS”) that provide credit exposure through a single trade to a basket of reference entities. In the case of a CDS, the agreement will reference one or more debt securities or reference entities.  The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference entity has occurred.  If a credit event occurs, the seller generally must pay the buyer: a) the full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity.  CDS are designed to reflect changes in credit quality, including events of default.  The ProShares CDS North American HY Credit ETF will normally be a “seller” of credit protection on North American high yield debt issuers through index-based CDS. The ProShares CDS Short North American HY Credit ETF will normally be a “buyer” of credit protection on North American high yield debt issuers through index-based CDS.

A Fund’s current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date.  In connection with CDS in which a Fund is a “buyer”, the Fund will segregate or earmark cash or assets determined to be liquid by the Advisor, with a value at least equal to the Fund’s maximum potential exposure under the swap (e.g., any accrued but unpaid net amounts owed by the Fund to any clearing house counterparty). In connection with CDS in which a Fund is a “seller”, however, the Fund will segregate or earmark cash or assets determined to be liquid by the Advisor, with a value at least equal to the full notional amount of the swap (minus any variation margin or amounts owed to the Fund under an offsetting cleared transaction). This segregation or earmarking is intended to ensure that a Fund has assets available to satisfy its potential obligations with respect to the transaction.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2015 (Unaudited)

A Fund will not enter into any uncleared swap agreement unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to an uncleared swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor.

The counterparty risk for cleared swaps is generally lower than for uncleared over-the-counter swaps because generally a clearing organization becomes substituted for each counterparty to a cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to a Fund. Upon entering into a cleared swap, a Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the cleared swap and is returned to a Fund upon termination of the swap, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin” to and from the broker will be made daily as the price of the swap fluctuates, making the long and short position in the swap contract more or less valuable, a process known as “marking-to-market.” The premium (discount) payments are built into the daily price of the swap and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund’s ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties or clearing organizations to perform. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

All of the outstanding swap agreements held by the Funds on February 28, 2015 contractually terminate within 23 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to pay or receive the “unrealized appreciation or depreciation” amount existing at the date of termination. In addition, while the Funds typically structure swap agreements such that either party can terminate the contract without delay, termination may be delayed with respect to certain counterparties, in whole or in part, to the extent necessary to allow such counterparty to unwind any hedge involving the common stock of a financial institution that it may have to the transaction.

As the Funds’ investment objective is to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index (except for the CDS Funds, which seek to provide long or inverse exposure to the credit of debt issuers), the derivatives utilized are aligned to the same primary risk.  The primary risk exposure for those Funds benchmarked to an equity index is equity risk, for Funds benchmarked to a fixed-income index the primary risk is interest rate risk and for the foreign currency contracts held by ProShares Merger ETF and for the short Euro futures contracts held by ProShares Hedge Replication ETF the primary risk is foreign currency risk. The primary risk for the CDS Funds is credit risk.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2015 (Unaudited)

3. Investment Transactions and related Income

Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•        Risks Associated with the Use of Derivatives

Certain Funds obtain investment exposure through derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.

Certain Funds may use a combination of swaps on an underlying index, and swaps on an ETF that is designed to track the performance of that index.  The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors.  Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.

•        Leverage Risk

Certain Funds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the Funds that utilize leverage include either a -3x or 3x multiplier or a -2x or 2x multiplier, a single day adverse price movement approaching 33% or 50%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

•        Concentration Risk

Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2015 (Unaudited)

(or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•        Correlation Risk

There is no guarantee that a Fund will achieve a high degree of correlation with its index.  Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective and the percentage change of the Fund’s NAV each day may differ, perhaps significantly, from the percentage change of the Fund’s index on such day.  This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the index. A number of other factors may adversely affect a Fund’s correlation with its benchmark, including material over- or under-exposure, fees, expenses, transaction costs, costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. A Fund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a Fund may invest in securities not included in the benchmark or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to its benchmark and may be impacted by index reconstitutions and index rebalancing events. Additionally, a Fund’s underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund’s currency holdings may be valued at a different time than the level of its index. Any of these factors could decrease correlation between performance of a Fund and may hinder a Fund’s ability to meet its investment objective.

•        Counterparty Risk

A Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. A Fund may be negatively impacted if a counterparty becomes bankrupt or fails to perform its obligations.

At March, 2015, the ProShares Short KBW Regional Banking, ProShares UltraShort Oil & Gas, ProShares UltraShort MSCI Pacific ex-Japan, ProShares UltraShort MSCI Brazil Capped, ProShares Ultra QQQ®, ProShares Ultra SmallCap600, ProShares UltraPro QQQ®, ProShares UltraPro Dow30SM, ProShares UltraPro MidCap400, ProShares UltraPro Russell2000, ProShares Ultra Basic Materials, ProShares Ultra Nasdaq Biotechnology, ProShares Ultra Consumer Goods, ProShares Ultra Gold Miners, ProShares Ultra Real Estate, ProShares Ultra Semiconductors, ProShares Ultra Technology, ProShares UltraPro Financials, ProShares Ultra MSCI EAFE, ProShares Ultra MSCI Emerging Markets, ProShares Ultra MSCI Pacific ex-Japan, ProShares Ultra FTSE China 50, ProShares Ultra MSCI Japan and ProShares Ultra Investment Grade Corporate Funds had unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund’s net assets.

•        Geographic Concentration Risk

Certain Funds that focus their investments in companies tied to particular foreign countries or geographic regions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions. The performance of such Funds may be more volatile than a more geographically diversified fund.

•        Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities in which a Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its benchmark.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2015 (Unaudited)

•        Debt Instrument Risk

Certain Funds may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, issuer credit risk and other factors.  In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations.  Such factors may cause the value of an investment in a Fund to change.

•        Breakeven Inflation Investing Risk

ProShares 30 Year TIPS/TSY Spread seeks investment results, before fees and expenses, that track the performance of the Credit Suisse 30-Year Inflation Breakeven Index.  The Credit Suisse 30-Year Inflation Breakeven Index tracks the performance of long positions in the most recently issued Treasury Inflation-Protected Securities (TIPS) bond of a particular maturity and duration-adjusted short positions in U.S. Treasury bonds of the closest maturity. The difference in yield (or spread) between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a “breakeven rate of inflation” (“BEI”) and is considered to be a measure of the market’s expectations for inflation over the relevant period. The level of the Credit Suisse 30-Year Inflation Breakeven Index (and the Fund) will fluctuate based on changes in the value of the underlying instruments, which will likely not be the same on a percentage basis as changes in the BEI. The Credit Suisse 30-Year Inflation Breakeven Index is not designed to measure or predict the realized rate of inflation, nor does it seek to replicate the returns of any price index or measure of actual consumer price levels. Changes in the BEI are based on the TIPS and U.S. Treasury markets, interest rate and inflation expectations, and fiscal and monetary policy. There is no guarantee that these factors will combine to produce any particular directional changes in the Credit Suisse 30-Year Inflation Breakeven Index over time, or that the Fund will retain any appreciation in value over extended periods of time, or that the returns of the Credit Suisse 30-Year Inflation Breakeven Index or the Fund will track or outpace the realized rate of inflation, or any price index or measure of actual consumer price levels. It is possible that the returns of the Credit Suisse 30-Year Inflation Breakeven Index or the Fund will not correlate to (or may be the opposite of) the change in the realized rate of inflation, or any price index, or measure of actual consumer price levels. Furthermore, while the BEI provides exposure to inflation expectations, it may also be influenced by other factors, including premiums related to liquidity for certain bonds as well as premiums surrounding the uncertainty of future inflation. These other factors may impact the level of the Credit Suisse 30-Year Inflation Breakeven Index or the value of the Fund in unexpected ways and may cancel out or even reverse the impact of changes in inflation expectations.  As a result, an investment in the Fund may not serve as an effective hedge against inflation.

•        Affiliated Fund Risk

Morningstar Alternatives Solution ETF invests exclusively in Underlying ETFs that are affiliated with the Advisor. The use of affiliated Underlying ETFs may subject the Advisor to potential conflicts of interest; for example, the fees paid to the Advisor or its affiliates by certain Underlying ETFs may be higher than on other Underlying ETFs. In addition, if an Underlying ETF holds interests in another affiliated ETF, the Fund may be prohibited from purchasing shares of that Underlying ETF.

•        Investment in Underlying ETFs Risk

Morningstar Alternatives Solution ETF expects to invest substantially all of its assets in the Underlying ETFs and an investment in the Fund is subject to the risks associated with such Underlying ETFs. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying ETFs. For example, the Fund indirectly pays not only a portion of the expenses (including operating expenses and management fees) incurred by the Underlying ETFs, but its own expenses as well. One Underlying ETF may buy the same securities that another Underlying ETF sells. Also, taxable distributions made by the Underlying ETFs could cause the Fund to make a taxable distribution to its shareholders.

5. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2015 (Unaudited)

6. Subsequent Events

The following Funds had name changes effective April 16, 2015:

Formerly	New Name
ProShares Short KBW Regional Banking	ProShares Short S&P Regional Banking
ProShares Ultra KBW Regional Banking	ProShares Ultra S&P Regional Banking

Item 2. Controls and Procedures.

(a)         The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
April 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
April 23, 2015

By:
/s/ Charles Todd
Charles Todd
Treasurer
April 23, 2015